Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 22.5%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,175
Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 6.05%, 10/19/2026 (aa)		760	762
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (CME Term SOFR 3 Month + 1.31%), 6.63%, 01/28/2031 (e) (aa)		874	876
Series 2015-7A, Class AR2, (CME Term SOFR 3 Month + 1.35%), 6.67%, 01/28/2031 (e) (aa)		1,319	1,318
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.55%, 12/24/2044 (aa)	EUR	399	431
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.60%, 12/24/2044 (aa)	EUR	83	89
Series 3, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.80%, 12/25/2046 (aa)	EUR	1,000	1,084
Series 3, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.35%), 6.20%, 12/25/2046 (aa)	EUR	100	109
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 4.69%, 01/25/2040 (aa)	EUR	594	644
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 5.85%, 01/26/2040 (aa)	EUR	74	81
Autonoria Spain 2023 FT, (Spain),
Series 2023-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.55%, 09/30/2041 (aa)	EUR	700	757
Series 2023-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 5.00%, 09/30/2041 (aa)	EUR	100	108
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		1,500	1,508
Azure Finance No. 3 plc, (United Kingdom), Series 3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 6.00%, 06/20/2034 (aa)	GBP	264	334
BA Credit Card Trust,
Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,175
Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,482
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		789	790
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		1,600	1,603
Barings CLO Ltd. 2019-III, (Cayman Islands), Series 2019-3A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.65%, 04/20/2031 (e) (aa)		250	250
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.78%, 10/15/2036 (e) (aa)		1,000	999
Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.82%, 04/20/2031 (aa)	GBP	1,215	1,535
Bavarian Sky SA, (Luxembourg), Series GE13, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.43%), 4.29%, 03/20/2032 (aa)	EUR	500	540
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (CME Term SOFR 3 Month + 1.45%), 6.77%, 07/20/2034 (e) (aa)		1,000	997

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (CME Term SOFR 3 Month + 1.36%), 6.68%, 01/20/2031 (e) (aa)		779	779
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/2035 (e)		9	9
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.72%, 06/15/2031 (e) (aa)		1,412	1,415
BMW Canada Auto Trust, (Canada), Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	434	320
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		112	112
BMW Vehicle Owner Trust, Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.43%), 5.75%, 04/27/2026 (aa)		2,927	2,929
Bumper De SA, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 4.43%, 08/23/2032 (aa)	EUR	577	624
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.02%, 07/15/2027 (aa)		900	902
Series 2021-A3, Class A3, 1.04%, 11/15/2026		1,300	1,264
Series 2022-A1, Class A1, 2.80%, 03/15/2027		1,700	1,659
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	490
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 6.18%, 07/15/2028 (e) (aa)		1,100	1,103
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		299	294
Series 2022-4, Class A2A, 5.34%, 12/15/2025		182	182
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 6.22%, 12/15/2025 (aa)		261	261
Series 2023-4, Class A2A, 6.08%, 12/15/2026		1,300	1,306
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,000	999
Series 2024-1, Class A3, 4.92%, 10/16/2028		474	473
Cars Alliance Auto Leases France, (France),
Series 2023-1FRV, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.65%), 4.51%, 10/21/2038 (aa)	EUR	900	973
Series 2023-1FRV, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.30%), 5.16%, 10/21/2038 (aa)	EUR	400	435
Carvana Auto Receivables Trust,
Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		499	501
Series 2023-P5, Class A2, 5.77%, 04/12/2027 (e)		1,000	1,000
Chesapeake Funding II LLC, Series 2020-1A, Class A2, (United States 30 Day Average SOFR + 0.76%), 6.08%, 08/15/2032 (e) (aa)		22	22
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 6.78%, 10/17/2031 (e) (aa)		1,000	1,001
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.73%), 6.06%, 04/22/2026 (aa)		900	900
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 6.05%, 08/07/2027 (aa)		900	903
Series 2023-A1, Class A1, 5.23%, 12/08/2027		1,600	1,601
Citizen Irish Auto Receivables Trust, (Ireland),
Series 2023-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.77%), 4.65%, 12/15/2032 (aa)	EUR	569	615
Series 2023-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.40%), 5.28%, 12/15/2032 (aa)	EUR	121	132
CNH Equipment Trust,
Series 2023-B, Class A2, 5.90%, 02/16/2027		600	601
Series 2024-A, Class A3, 4.77%, 06/15/2029		479	477

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Compartment BL Consumer Credit, (Luxembourg),
Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.63%), 0.00%, 09/25/2041 (aa)	EUR	642	693
Series 2024-1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 0.00%, 09/25/2041 (aa)	EUR	292	315
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		465	466
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		479	480
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.71%), 6.04%, 12/15/2026 (aa)		900	901
Dowson plc, (United Kingdom),
Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.92%), 6.12%, 01/20/2029 (aa)	GBP	33	41
Series 2022-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 2.70%), 7.90%, 08/20/2029 (aa)	GBP	500	636
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (CME Term SOFR 3 Month + 1.21%), 6.51%, 07/18/2030 (e) (aa)		1,309	1,310
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		681	589
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 01/22/2029 (e)		687	687
FCT Autonoria, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 4.32%, 01/26/2043 (aa)	EUR	969	1,046
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%), 5.00%, 01/26/2043 (aa)	EUR	242	262
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	203	149
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.91%, 02/15/2026 (aa)		1,000	1,001
Ford Credit Auto Owner Trust,
Series 2022-D, Class A3, 5.27%, 05/17/2027		110	110
Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 6.04%, 03/15/2026 (aa)		1,149	1,150
Series 2024-1, Class A, 4.87%, 08/15/2036 (e)		789	788
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 6.57%, 05/15/2028 (e) (aa)		1,290	1,309
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.77%, 10/15/2030 (e) (aa)		1,107	1,109
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A2A, 5.27%, 06/20/2025		349	349
Series 2023-2, Class A2A, 5.44%, 10/20/2025		637	636
GM Financial Consumer Automobile Receivables Trust,
Series 2022-3, Class A2A, 3.50%, 09/16/2025		553	551
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.92%, 09/16/2025 (aa)		221	221
Series 2023-2, Class A2A, 5.10%, 05/18/2026		562	560
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 6.07%, 05/18/2026 (aa)		624	625
Series 2023-2, Class A3, 4.47%, 02/16/2028		429	424
Series 2023-3, Class A2B, (United States 30 Day Average SOFR + 0.47%), 5.79%, 09/16/2026 (aa)		2,442	2,444
Series 2023-4, Class A2A, 5.89%, 11/16/2026		900	902
Series 2024-1, Class A3, 4.85%, 12/18/2028		940	938
GMF Canada Leasing Trust, (Canada), Series 2023-1A, Class A1, 5.46%, 04/21/2025 (e)	CAD	401	296
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 04/15/2026 (e)		1,700	1,698

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Golden Bar Securitisation Srl, (Italy), Series 2023-2, Class B, Reg. S, (ICE LIBOR EUR 3 Month + 2.90%), 6.82%, 09/22/2043 (aa)	EUR	328	359
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		1,700	1,702
Hill FL 2024-1BV, (Netherlands), Series 2024-1FL, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.10%), 4.94%, 02/18/2032 (aa)	EUR	200	216
Honda Auto Receivables Owner Trust,
Series 2022-2, Class A2, 3.81%, 03/18/2025		313	312
Series 2024-1, Class A2, 5.36%, 09/15/2026		2,091	2,091
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		370	370
Hyundai Auto Receivables Trust,
Series 2022-B, Class A2A, 3.64%, 05/15/2025		59	59
Series 2023-A, Class A2A, 5.19%, 12/15/2025		468	467
Series 2023-A, Class A3, 4.58%, 04/15/2027		500	496
Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.48%), 5.80%, 05/15/2026 (aa)		1,743	1,745
Series 2024-A, Class A3, 4.99%, 02/15/2029		3,197	3,198
John Deere Owner Trust, Series 2022-B, Class A2, 3.73%, 06/16/2025		70	70
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 4.65%, 02/26/2035 (aa)	EUR	372	401
Lt Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.69%), 4.53%, 07/18/2033 (aa)	EUR	451	487
LT Autorahoitus V DAC, (Ireland), Series 5, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.90%), 4.78%, 05/18/2035 (aa)	EUR	400	432
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		677	677
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.60%, 10/15/2032 (e) (aa)		250	250
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	595
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,490
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	500	380
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2, 5.92%, 11/16/2026		1,200	1,203
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.16%, 12/15/2059 (aa)		340	338
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.34%, 11/15/2068 (e) (aa)		1,373	1,365
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (CME Term SOFR 1 Month + 1.16%), 6.49%, 12/15/2059 (e) (aa)		260	260
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		130	122
Series 2021-DA, Class A, (Prime Rate -1.99%), 6.51%, 04/15/2060 (e) (aa)		311	299
Navient Student Loan Trust, Series 2019-BA, Class A2B, (CME Term SOFR 1 Month + 1.09%), 6.42%, 12/15/2059 (e) (aa)		182	181
Nelnet Student Loan Trust,
Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.33%, 06/27/2067 (e) (aa)		614	611
Series 2021-CA, Class AFL, (CME Term SOFR 1 Month + 0.85%), 6.18%, 04/20/2062 (e) (aa)		779	773
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (CME Term SOFR 3 Month + 1.18%), 6.48%, 10/18/2030 (e) (aa)		1,786	1,787
NewDay Funding, (United Kingdom), Series 2024-1X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.18%), 0.00%, 03/15/2032 (w) (aa)	GBP	534	675

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.92%, 03/14/2029 (e) (aa)		835	840
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, (United States 30 Day Average SOFR + 1.50%), 6.82%, 09/15/2036 (e) (aa)		1,652	1,678
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		27	27
Palmer Square CLO 2013-2 Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (CME Term SOFR 3 Month + 1.26%), 6.58%, 10/17/2031 (e) (aa)		224	224
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.24%, 07/25/2035 (aa)		299	295
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		216	213
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 6.60%, 07/15/2026 (aa)	GBP	723	915
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		567	547
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		256	250
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		193	188
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 07/25/2051 (e) (aa)		56	56
Red & Black Auto Germany UG, (Germany),
Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.61%, 09/15/2030 (aa)	EUR	117	127
Series 10, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.20%), 5.06%, 09/15/2032 (aa)	EUR	100	108
Red & Black Auto Italy Srl, (Italy),
Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.53%, 12/28/2031 (aa)	EUR	494	533
Series 2, Class A1, Reg. S, (ICE LIBOR EUR 1 Month + 1.00%), 4.83%, 07/28/2034 (aa)	EUR	724	785
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.80%), 5.63%, 07/28/2034 (aa)	EUR	112	121
RevoCar UG, (Germany), Series 2024-1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.56%), 0.00%, 02/21/2037 (w) (aa)	EUR	600	648
Rockford Tower CLO 2017-3 Ltd., (Cayman Islands), Series 2017-3A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.77%, 10/20/2030 (e) (aa)		189	189
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (CME Term SOFR 3 Month + 1.35%), 6.67%, 01/15/2030 (e) (aa)		730	730
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18%, 02/16/2027		2,732	2,737
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 5.60%, 11/14/2034 (aa)	EUR	151	163
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 6.22%, 10/25/2029 (e) (aa)		295	295
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (CME Term SOFR 1 Month + 1.56%), 6.89%, 02/17/2032 (e) (aa)		189	189
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		126	124
Series 2017-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.34%, 09/15/2034 (e) (aa)		549	548
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 0.94%), 6.27%, 09/15/2037 (e) (aa)		433	430
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		331	301
Series 2021-A, Class A2A1, (CME Term SOFR 1 Month + 0.84%), 6.17%, 01/15/2053 (e) (aa)		1,527	1,513
Series 2021-A, Class APL, (CME Term SOFR 1 Month + 0.84%), 6.17%, 01/15/2053 (e) (aa)		181	176

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2021-D, Class A1B, (CME Term SOFR 1 Month + 0.71%), 6.04%, 03/17/2053 (e) (aa)		163	160
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.77%, 02/16/2055 (e) (aa)		1,436	1,440
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.17%, 05/16/2050 (e) (aa)		215	217
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 7.12%, 10/15/2058 (e) (aa)		2,180	2,219
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		165	165
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,010
TAGUS - Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1, (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.78%, 10/28/2040 (aa)	EUR	297	313
TCI-Symphony CLO 2016-1 Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (CME Term SOFR 3 Month + 1.28%), 6.60%, 10/13/2032 (e) (aa)		260	260
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		478	479
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		1,500	1,499
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 6.14%, 11/20/2061 (e) (aa)		128	127
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,432
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025		326	325
Series 2022-C, Class A2B, (United States 30 Day Average SOFR + 0.57%), 5.89%, 08/15/2025 (aa)		434	434
Series 2022-C, Class A3, 3.76%, 04/15/2027		800	787
Series 2023-C, Class A2A, 5.60%, 08/17/2026		458	458
Series 2024-A, Class A3, 4.83%, 10/16/2028		4,109	4,094
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		1,019	1,021
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 6.19%, 08/26/2028 (e) (aa)		1,700	1,707
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (CME Term SOFR 3 Month + 1.48%), 6.80%, 10/15/2029 (e) (aa)		435	435
Verizon Master Trust,
Series 2024-1, Class A1A, 5.00%, 12/20/2028		1,700	1,695
Series 2024-1, Class A1B, (United States 30 Day Average SOFR + 0.65%), 5.97%, 12/20/2028 (aa)		1,578	1,583
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		769	770
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		805	805
Series 2023-2, Class A2A, 5.72%, 03/22/2027		1,500	1,503
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.95%, 03/22/2027 (aa)		4,110	4,119
Voya CLO 2018-3 Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (CME Term SOFR 3 Month + 1.41%), 6.73%, 10/15/2031 (e) (aa)		1,054	1,055
VOYA CLO 2017-2, (Cayman Islands), Series 2017-2A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.56%, 06/07/2030 (e) (aa)		159	159
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (CME Term SOFR 3 Month + 1.24%), 6.56%, 07/20/2030 (e) (aa)		77	77
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		356	356
Series 2023-B, Class A2A, 5.25%, 11/16/2026		660	659

Total Asset-Backed Securities (Cost $136,231)			136,339

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — 3.9%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 6.13%, 12/28/2049 (e) (aa)	GBP	729	921
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 6.12%, 08/20/2045 (aa)	GBP	352	445
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		279	271
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 4.68%, 10/28/2059 (aa)	EUR	720	778
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.76%, 06/25/2074 (aa)	GBP	262	331
FNMA REMICS,
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.78%, 05/25/2050 (aa)		1,264	1,258
Series 2022-8, Class D, 2.00%, 08/25/2038		1,194	1,077
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.89%, 10/21/2070 (aa)	GBP	203	258
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 6.09%, 12/20/2064 (aa)		959	954
Series 2017-121, Class PE, 3.00%, 07/20/2046		124	118
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.79%, 08/20/2065 (aa)		413	412
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.86%, 05/20/2044 (aa)		290	277
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.82%, 06/20/2071 (aa)		1,378	1,394
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		852	748
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.67%, 01/20/2072 (aa)		684	660
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2073 (aa)		509	510
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.32%, 05/20/2073 (aa)		1,722	1,735
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 5.62%, 09/20/2073 (aa)		1,495	1,483
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.42%, 11/20/2073 (aa)		510	518
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2074 (aa)		1,006	1,008
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.25%, 01/20/2074 (aa)		1,005	1,008
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		270	246
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.80%, 10/15/2072 (aa)	GBP	666	844
Hops Hill No 1 Plc, (United Kingdom), Series -1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.95%), 6.15%, 05/27/2054 (aa)	GBP	364	460
Jupiter Mortgage No. 1 plc, (United Kingdom), Series 1X, Class AR, Reg. S, (SONIA Interest Rate Benchmark + 1.00%), 0.00%, 07/20/2055 (aa)	GBP	715	905
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,076	1,041
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		312	275
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		95	92

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		268	245
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		414	376
Resimac Bastille Trust, (Australia), Series 2021-2NCA, Class A1A, (CME Term SOFR 1 Month + 0.76%), 6.09%, 02/03/2053 (e) (aa)		139	139
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 5.73%, 01/21/2070 (e) (aa)		406	406
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 5.51%, 01/21/2070 (aa)	GBP	550	692
Series 2023-1, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.50%), 5.72%, 01/21/2070 (aa)	GBP	635	804
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		160	150
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		94	86
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		220	199
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 6.57%, 07/20/2045 (e) (aa)	GBP	449	566
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.44%, 05/25/2058 (e) (aa)		220	224

Total Collateralized Mortgage Obligations (Cost $24,422)			23,914

Commercial Mortgage-Backed Securities — 3.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 6.50%, 09/15/2034 (e) (aa)		500	491
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 6.52%, 11/17/2038 (e) (aa)		465	461
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.17%), 6.50%, 06/15/2035 (e) (aa)		211	209
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (CME Term SOFR 1 Month + 1.15%), 6.47%, 09/15/2034 (e) (aa)		853	853
Series 2019-RLJ, Class A, (CME Term SOFR 1 Month + 1.10%), 6.42%, 04/15/2036 (e) (aa)		400	400
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.46%, 08/19/2038 (e) (aa)		700	703
Beast Mortgage Trust, Series 2021-SSCP, Class A, (CME Term SOFR 1 Month + 0.86%), 6.19%, 04/15/2036 (e) (aa)		579	574
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/15/2036 (e) (aa)		500	474
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class A, (CME Term SOFR 1 Month + 2.11%), 7.44%, 06/15/2027 (e) (aa)		800	803
Series 2024-MF, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 02/15/2039 (e) (aa)		850	852
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 02/15/2039 (e) (aa)		916	917
BX Trust,
Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 6.74%, 04/15/2029 (e) (w) (aa)		154	154
Series 2024-PAT, Class A, (CME Term SOFR 1 Month + 2.09%), 7.34%, 03/15/2026 (e) (aa)		270	270
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 6.31%, 02/15/2039 (e) (aa)		530	503
CENT Trust, Series 2023-CITY, Class A, (CME Term SOFR 1 Month + 2.62%), 7.95%, 09/15/2038 (e) (aa)		410	414
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		431	422

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.62%, 10/15/2036 (e) (aa)		900	893
COMM Mortgage Trust,
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047		1,600	1,592
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048		79	79
CSMC,
Series 2021-BHAR, Class A, (CME Term SOFR 1 Month + 1.26%), 6.59%, 11/15/2038 (e) (aa)		699	696
Series 2022-NWPT, Class A, (CME Term SOFR 1 Month + 3.14%), 8.47%, 09/09/2024 (e) (aa)		116	116
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (CME Term SOFR 1 Month + 1.10%), 6.42%, 05/15/2035 (e) (aa)		1,188	1,185
FS Rialto Issuer LLC, Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 7.91%, 08/17/2037 (e) (aa)		300	302
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 7.57%, 10/15/2039 (e) (aa)		480	480
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 7.81%, 08/15/2039 (e) (aa)		1,250	1,256
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.78%, 02/17/2039 (e) (aa)		395	392
Life Mortgage Trust, Series 2021-BMR, Class A, (CME Term SOFR 1 Month + 0.81%), 6.14%, 03/15/2038 (e) (aa)		197	194
LUX, Series 2023-LION, Class A, (CME Term SOFR 1 Month + 2.69%), 8.02%, 08/15/2040 (e) (aa)		185	187
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.40%, 12/15/2034 (e) (aa)		1,130	1,121
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.44%, 05/15/2036 (e) (aa)		700	661
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 6.73%, 03/15/2039 (e) (aa)		1,100	1,088
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 7.15%, 03/15/2035 (e) (aa)		681	681
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.47%, 11/17/2030 (e) (aa)	GBP	800	1,004
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 6.33%, 01/15/2039 (e) (aa)		350	348
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 6.14%, 10/15/2038 (e) (aa)		900	891
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (CME Term SOFR 1 Month + 2.19%), 7.51%, 05/15/2037 (e) (aa)		520	524
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 5.23%, 02/27/2033 (aa)	EUR	1,000	1,061
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		98	95

Total Commercial Mortgage-Backed Securities (Cost $23,608)			23,346

Corporate Bonds — 44.2%
Communications — 4.6%
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026		3,200	3,226
Comcast Corp., 2.35%, 01/15/2027		3,130	2,929

			6,155

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Telecommunications — 3.6%
AT&T, Inc., (CME Term SOFR 3 Month + 1.44%), 6.76%, 06/12/2024 (aa)	4,000	4,007
NTT Finance Corp., (Japan),
1.16%, 04/03/2026 (e)	2,345	2,168
4.14%, 07/26/2024 (e)	370	368
Rogers Communications, Inc., (Canada),
2.95%, 03/15/2025	4,750	4,630
3.20%, 03/15/2027	2,210	2,098
Sprint LLC, 7.63%, 03/01/2026	2,000	2,066
T-Mobile USA, Inc.,
2.25%, 02/15/2026	4,440	4,197
2.63%, 04/15/2026	2,300	2,186

		21,720

Total Communications		27,875

Consumer Cyclical — 5.8%
Auto Manufacturers — 5.4%
American Honda Finance Corp.,
0.55%, 07/12/2024	1,070	1,055
(United States SOFR + 0.55%), 5.90%, 02/12/2025 (aa)	1,700	1,703
(SOFR Compounded Index + 0.78%), 6.13%, 04/23/2025 (aa)	2,724	2,735
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 5.73%, 08/12/2024 (e) (aa)	2,130	2,132
(SOFR Compounded Index + 0.84%), 6.21%, 04/01/2025 (e) (aa)	1,100	1,106
Daimler Truck Finance North America LLC, 5.20%, 01/17/2025 (e)	2,000	1,993
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025	400	388
2.70%, 08/10/2026	1,150	1,072
5.13%, 06/16/2025	200	198
5.80%, 03/05/2027	1,250	1,255
7.35%, 11/04/2027	1,795	1,883
General Motors Financial Co., Inc.,
3.50%, 11/07/2024	2,000	1,974
(SOFR Compounded Index + 1.30%), 6.65%, 04/07/2025 (aa)	700	705
Hyundai Capital America,
1.00%, 09/17/2024 (e)	3,025	2,960
(United States SOFR + 1.15%), 6.50%, 08/04/2025 (e) (aa)	1,100	1,106
Mercedes-Benz Finance North America LLC, 4.90%, 01/09/2026 (e)	2,080	2,075
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)	2,600	2,541
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)	600	579
Toyota Motor Credit Corp.,
4.80%, 01/05/2026	3,265	3,253
(United States SOFR + 0.65%), 6.01%, 09/11/2025 (aa)	1,000	1,004
Volkswagen Group of America Finance LLC,
5.80%, 09/12/2025 (e)	221	222
(United States SOFR + 0.93%), 6.29%, 09/12/2025 (e) (aa)	1,000	1,003

		32,942

Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 03/15/2025	1,000	980

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024	500	500

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Lodging — 0.1%
Hyatt Hotels Corp., 1.80%, 10/01/2024		500	490

Total Consumer Cyclical			34,912

Consumer Non-cyclical — 4.7%
Agriculture — 1.3%
BAT Capital Corp.,
3.22%, 09/06/2026		2,175	2,070
3.22%, 08/15/2024		580	574
4.70%, 04/02/2027		2,750	2,703
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		1,100	1,091
Philip Morris International, Inc., 4.75%, 02/12/2027		1,530	1,522

			7,960

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	390

Biotechnology — 0.4%
Amgen, Inc., 5.25%, 03/02/2025		2,935	2,926

Commercial Services — 0.7%
Global Payments, Inc.,
1.20%, 03/01/2026		2,500	2,313
1.50%, 11/15/2024		1,500	1,462
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.40%, 12/16/2024 (aa)	AUD	700	459

			4,234

Cosmetics/Personal Care — 0.2%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	976

Food — 0.2%
J M Smucker Co. (The), 3.50%, 03/15/2025		1,000	980

Healthcare - Products — 0.3%
Baxter International, Inc., 1.32%, 11/29/2024		1,800	1,748

Healthcare - Services — 0.8%
HCA, Inc.,
5.25%, 04/15/2025		1,100	1,096
5.38%, 09/01/2026		2,000	2,000
Roche Holdings, Inc., 2.63%, 05/15/2026 (e)		1,866	1,780

			4,876

Pharmaceuticals — 0.7%
AbbVie, Inc., 3.60%, 05/14/2025		1,000	982
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		1,800	1,755
Pfizer Investment Enterprises Pte Ltd., (Singapore), 4.65%, 05/19/2025		1,600	1,590

			4,327

Total Consumer Non-cyclical			28,417

Energy — 1.7%
Pipelines — 1.7%
ONEOK, Inc., 5.55%, 11/01/2026		1,500	1,514
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		4,900	4,895

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Targa Resources Corp., 5.20%, 07/01/2027		1,990	1,988
Williams Cos., Inc. (The), 4.55%, 06/24/2024		2,000	1,995

Total Energy			10,392

Financial — 20.5%
Banks — 17.5%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,000	972
Banco Santander SA, (Spain),
3.89%, 05/24/2024		500	499
(CMT Index 1 Year + 0.45%), 5.74%, 06/30/2024 (aa)		400	400
Bank of America Corp.,
(Canada Bankers Acceptances 3 Month + 0.90%), 2.93%, 04/25/2025 (aa)	CAD	1,400	1,032
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	3,965
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		3,785	3,767
(United States SOFR + 1.34%), 5.93%, 09/15/2027 (aa)		3,200	3,244
(CME Term SOFR 3 Month + 1.03%), 6.30%, 02/05/2026 (aa)		400	402
(United States SOFR + 1.10%), 6.45%, 04/25/2025 (aa)		600	600
Bank of Montreal, (Canada), Series H, 4.25%, 09/14/2024		2,000	1,988
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		500	481
5.90%, 07/13/2026 (e)		1,300	1,317
Barclays plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		700	699
(CMT Index 1 Year + 2.30%), 5.30%, 08/09/2026 (aa)		4,205	4,184
BPCE SA, (France),
4.00%, 04/15/2024		700	700
Reg. S, (United States SOFR + 0.57%), 5.92%, 01/14/2025 (aa)		700	701
(United States SOFR + 0.96%), 6.32%, 09/25/2025 (e) (aa)		2,140	2,156
Citibank NA, (SOFR Compounded Index + 1.06%), 6.42%, 12/04/2026 (aa)		800	810
Citigroup, Inc.,
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		4,250	4,120
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		5,490	5,366
(United States SOFR + 0.67%), 6.02%, 05/01/2025 (f) (aa)		900	900
(United States SOFR + 1.37%), 6.73%, 05/24/2025 (aa)		2,000	2,002
Credit Suisse AG, (Switzerland),
3.63%, 09/09/2024		300	297
3.70%, 02/21/2025		1,500	1,475
Deutsche Bank AG, (Germany),
0.90%, 05/28/2024		2,100	2,084
(United States SOFR + 1.13%), 1.45%, 04/01/2025 (aa)		1,700	1,700
3.70%, 05/30/2024		1,700	1,693
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		600	603
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,000	993
2.05%, 02/10/2025 (e)		500	485
(United States SOFR + 0.43%), 5.79%, 05/21/2024 (e) (aa)		1,900	1,901
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.43%, 02/18/2025 (aa)	AUD	700	456
Goldman Sachs Bank USA, (United States SOFR + 0.78%), 5.28%, 03/18/2027 (aa)		2,110	2,109
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024		2,000	2,001

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 0.49%), 5.84%, 10/21/2024 (aa)		900	900
(United States SOFR + 0.50%), 5.86%, 09/10/2024 (aa)		2,500	2,501
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,000	988
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		2,090	2,109
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,502
ING Groep NV, (Netherlands),
3.55%, 04/09/2024		700	700
(SOFR Compounded Index + 1.64%), 7.01%, 03/28/2026 (aa)		1,000	1,010
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		400	389
4.45%, 05/08/2025		1,800	1,778
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		700	698
(United States SOFR + 0.94%), 6.29%, 02/20/2026 (aa)		1,000	1,002
(United States SOFR + 1.65%), 7.00%, 07/18/2025 (aa)		1,300	1,305
Mizuho Financial Group, Inc., (Japan), (CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		800	793
Morgan Stanley,
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,363
(United States SOFR + 0.51%), 5.86%, 01/22/2025 (aa)		500	500
Morgan Stanley Bank NA,
(United States SOFR + 1.08%), 4.95%, 01/14/2028 (aa)		4,825	4,807
5.88%, 10/30/2026		1,465	1,494
National Australia Bank Ltd., (Australia), 4.75%, 12/10/2025		1,450	1,445
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,825	1,790
Nordea Bank Abp, (Finland), (United States SOFR + 0.96%), 6.32%, 06/06/2025 (e) (aa)		500	503
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.26%), 4.61%, 08/12/2024 (aa)	AUD	1,000	652
Royal Bank of Canada, (Canada),
5.66%, 10/25/2024		980	981
(SOFR Compounded Index + 1.08%), 6.43%, 07/20/2026 (aa)		2,000	2,019
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		1,900	1,787
Societe Generale SA, (France),
(United States SOFR + 1.05%), 6.40%, 01/21/2026 (e) (aa)		500	501
Reg. S, (United States SOFR + 1.05%), 6.40%, 01/21/2026 (aa)		1,100	1,101
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,594
Reg. S, (United States SOFR + 0.93%), 6.29%, 11/23/2025 (aa)		200	200
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.60%, 10/16/2024 (aa)	AUD	2,300	1,502
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	196
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,400	2,432
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.21%, 07/30/2025 (aa)	AUD	2,100	1,365
(United States SOFR + 0.45%), 5.80%, 08/09/2024 (e) (aa)		1,615	1,616
Wells Fargo & Co., (CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		1,800	1,766

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Banks — continued
Wells Fargo Bank NA,
4.81%, 01/15/2026	2,560	2,548
(United States SOFR + 0.80%), 6.15%, 08/01/2025 (aa)	2,620	2,632

		106,571

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
1.65%, 10/29/2024	200	195
3.50%, 01/15/2025	1,300	1,278
Ally Financial, Inc., 5.13%, 09/30/2024	1,700	1,693
American Express Co., (SOFR Compounded Index + 0.93%), 6.29%, 03/04/2025 (aa)	1,120	1,126
Avolon Holdings Funding Ltd., (Cayman Islands), 3.95%, 07/01/2024 (e)	900	895
Capital One Financial Corp., (United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)	2,700	2,695
LeasePlan Corp. NV, (Netherlands), 2.88%, 10/24/2024 (e)	1,500	1,476
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)	300	293
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025	1,900	1,810
ORIX Corp., (Japan), 3.25%, 12/04/2024	400	394

		11,855

Insurance — 0.3%
New York Life Global Funding, 5.45%, 09/18/2026 (e)	2,000	2,017

REITS — 0.7%
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	4,230	4,194

Total Financial		124,637

Industrial — 3.5%
Aerospace/Defense — 0.8%
Northrop Grumman Corp., 2.93%, 01/15/2025	2,000	1,963
RTX Corp.,
2.65%, 11/01/2026	2,000	1,886
3.13%, 05/04/2027	1,055	999

		4,848

Electronics — 0.3%
Arrow Electronics, Inc., 3.25%, 09/08/2024	1,800	1,780

Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026	1,700	1,639

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp., (United States SOFR + 0.52%), 5.88%, 06/13/2025 (aa)	2,000	2,009

Machinery - Diversified — 0.2%
John Deere Capital Corp., 1.75%, 03/09/2027	1,495	1,372

Miscellaneous Manufacturers — 0.8%
Parker-Hannifin Corp., 3.65%, 06/15/2024	5,100	5,078

Packaging & Containers — 0.2%
Berry Global, Inc., 4.88%, 07/15/2026 (e)	1,400	1,372

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — 0.6%
Canadian Pacific Railway Co., (Canada), 1.35%, 12/02/2024		3,540	3,443

Total Industrial			21,541

Technology — 1.6%
Semiconductors — 0.3%
Broadcom, Inc., 3.63%, 10/15/2024		1,000	989
Renesas Electronics Corp., (Japan), 1.54%, 11/26/2024 (e)		1,000	971

			1,960

Software — 1.3%
Fiserv, Inc., 2.75%, 07/01/2024		1,500	1,489
Oracle Corp.,
2.80%, 04/01/2027		1,470	1,379
2.95%, 11/15/2024		1,000	984
2.95%, 05/15/2025		1,000	974
3.40%, 07/08/2024		1,625	1,614
VMware LLC, 1.00%, 08/15/2024		1,500	1,474

			7,914

Total Technology			9,874

Utilities — 1.8%
Electric — 1.8%
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		1,400	1,393
Ausgrid Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 5.56%, 10/30/2024 (aa)	AUD	1,500	979
Black Hills Corp., 1.04%, 08/23/2024		1,500	1,473
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)		1,500	1,479
4.25%, 06/15/2025 (e)		300	295
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		1,800	1,787
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,740	1,711
Korea Southern Power Co. Ltd., (South Korea), (BBSW ASX Australian 3 Month + 0.97%), 5.31%, 10/30/2024 (aa)	AUD	500	326
NextEra Energy Capital Holdings, Inc., 4.26%, 09/01/2024		1,175	1,167
Pacific Gas and Electric Co., 3.40%, 08/15/2024		100	99

Total Utilities			10,709

Total Corporate Bonds (Cost $268,994)			268,357

Foreign Government Securities — 0.6%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026		500	500
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	2,872

Total Foreign Government Securities (Cost $3,599)			3,372

Municipal Bond — 0.3% (t)
Pennsylvania — 0.3%
Philadelphia Authority for Industrial Development, Taxable, Rev., 0.94%, 04/15/2024 (Cost $1,555)		1,555	1,552

U.S. Government Agency Securities — 3.3%
FHLBs,
0.38%, 05/17/2024		1,500	1,491
0.46%, 09/10/2024		2,500	2,444

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
1.04%, 06/14/2024		2,000	1,981
5.30%, 12/06/2024		1,000	1,000
5.50%, 02/20/2026		1,300	1,300
5.64%, 04/02/2025		1,000	1,000
0.40%, 05/24/2024		1,360	1,350
FHLMC,
4.05%, 08/28/2025		3,500	3,457
5.05%, 01/28/2025		1,000	998
5.08%, 10/25/2024		1,000	999
5.60%, 03/06/2026		1,000	999
5.70%, 03/06/2026		2,000	2,000
FNMA, 4.00%, 02/28/2025		1,000	988

Total U.S. Government Agency Securities (Cost $20,071)			20,007

U.S. Treasury Obligations — 7.4%
U.S. Treasury Notes,
0.38%, 07/15/2024		2,000	1,972
0.38%, 09/15/2024		9,000	8,804
1.50%, 09/30/2024		1,000	982
1.75%, 03/15/2025		18,000	17,448
1.88%, 08/31/2024		14,000	13,802
2.00%, 04/30/2024		2,250	2,244

Total U.S. Treasury Obligations (Cost $45,272)			45,252

Short-Term Investments — 13.7%
Certificates of Deposit — 0.7%
Citibank NA, 5.97%, 05/10/2024 (n)		2,000	2,001
Royal Bank of Canada, 5.97%, 06/27/2024 (n)		2,000	2,001

Total Certificates of Deposit			4,002

Commercial Papers — 3.4%
Bayer Corp., 5.69%, 07/09/2024 (e) (n)		2,000	1,967
BPCE SA, (France), 5.93%, 06/04/2024 (e) (n)		2,000	1,980
Dominion Energy, Inc., 5.63%, 04/23/2024 (e) (n)		1,000	996
Eversource Energy, 5.58%, 04/03/2024 (e) (n)		1,800	1,798
General Motors Financial Co., Inc., 5.63%, 06/11/2024 (e) (n)		1,000	988
HSBC USA, Inc.,
6.46%, 08/22/2024 (e) (n)		1,000	978
6.46%, 09/09/2024 (e) (n)		2,200	2,145
6.52%, 10/11/2024 (e) (n)		2,000	1,939
6.55%, 06/24/2024 (e) (n)		750	740
L3Harris Technologies, Inc.,
5.54%, 04/15/2024 (e) (n)		900	898
5.54%, 04/17/2024 (e) (n)		600	598
5.54%, 04/18/2024 (e) (n)		300	299
Microchip Technologies, Inc., 5.54%, 04/30/2024 (e) (n)		1,800	1,791
Phillips 66, 5.56%, 04/02/2024 (e) (n)		1,800	1,799
Walt Disney Co. (The), 5.48%, 06/13/2024 (e) (n)		2,000	1,976

Total Commercial Papers			20,892

Foreign Government Security — 1.4%
Canadian Treasury Bill, (Canada), 5.00%, 06/20/2024 (n)	CAD	11,700	8,539

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Repurchase Agreement — 0.5%
BNP Paribas Securities Corp., 5.43%, dated 03/28/2024 due 04/01/2024, repurchase price $3,002 collateralized by U.S. Treasury Security, 0.50%, due 04/30/2027, with a value of $3,063.		3,000	3,000

Time Deposits — 5.2%
BNP Paribas SA, 3.79%, 04/01/2024	CAD	2	1
Citibank NA, 2.85%, 04/02/2024	EUR	213	230
Royal Bank of Canada, 4.15%, 04/02/2024	GBP	107	135
Sumitomo Mitsui Banking Corp., 4.68%, 03/29/2024		31,194	31,194

Total Time Deposits			31,560

U.S. Treasury Obligations — 2.5%
U.S. Treasury Bills,
5.30%, 06/06/2024 (n)		11,000	10,895
5.30%, 06/20/2024 (ii) (n)		106	105
5.32%, 04/09/2024 (n)		4,300	4,295

Total U.S. Treasury Obligations			15,295

Total Short-Term Investments (Cost $83,263)			83,288

Total Investments — 99.7% (Cost - $607,015)*			605,427
Other Assets in Excess of Liabilities — 0.3%			1,724

NET ASSETS — 100.0%			$607,151

Percentages indicated are based on net assets.

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
10 Year Commonwealth Treasury Bond	76	06/2024	AUD	5,775	(2)
U.S. Treasury 2 Year Note	79	06/2024	USD	16,171	(16)
U.S. Treasury 5 Year Note	135	06/2024	USD	14,429	18

					(—	)(h)

Short Contracts
SOFR 3 Month	(35)	09/2026	USD	(8,472)	39
U.S. Treasury 10 Year Note	(29)	06/2024	USD	(3,191)	(22)
U.S. Treasury 2 Year Note	(36)	06/2024	USD	(7,367)	5
U.S. Treasury 5 Year Note	(298)	06/2024	USD	(31,851)	(40)
U.S. Treasury Ultra Bond	(11)	06/2024	USD	(1,378)	(41)
U.S. Ultra Treasury 10 Year Note	(78)	06/2024	USD	(8,911)	(28)

					(87)

Total unrealized appreciation (depreciation)					(87)

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	321	AUD	491	Morgan Stanley & Co.	04/02/2024	1
USD	2,460	GBP	1,947	Bank of America, NA	04/02/2024	3
USD	2,293	GBP	1,808	Bank of America, NA	04/02/2024	12
GBP	7,414	USD	9,347	Barclays Bank plc	04/02/2024	11
USD	348	JPY	52,549	Bank of America, NA	04/02/2024	1
USD	2,851	AUD	4,349	Bank of America, NA	05/02/2024	15
USD	72	AUD	110	Barclays Bank plc	05/02/2024	— (h)
CAD	262	USD	193	Morgan Stanley & Co.	05/02/2024	1
USD	2,987	GBP	2,362	Barclays Bank plc	05/02/2024	5
USD	4	GBP	3	Morgan Stanley & Co.	05/02/2024	— (h)
USD	997	EUR	914	BNP Paribas	06/20/2024	8
USD	14,087	EUR	12,882	UBS AG LONDON	06/20/2024	144
USD	7,027	GBP	5,517	Nomura International plc	06/20/2024	61
USD	817	GBP	643	UBS AG LONDON	06/20/2024	5

Total unrealized appreciation						267

AUD	4,349	USD	2,848	Bank of America, NA	04/02/2024	(14)
USD	5,684	AUD	8,747	Barclays Bank plc	04/02/2024	(16)
AUD	1,172	USD	770	Deutsche Bank AG	04/02/2024	(6)
USD	2,375	CAD	3,224	Morgan Stanley & Co.	04/02/2024	(6)
USD	7,599	GBP	6,022	Morgan Stanley & Co.	04/02/2024	(2)
JPY	52,761	USD	353	Barclays Bank plc	04/02/2024	(5)
USD	2,415	AUD	3,717	Barclays Bank plc	05/02/2024	(9)
JPY	52,310	USD	348	Bank of America, NA	05/02/2024	(1)
USD	8,620	CAD	11,700	Citibank, NA	06/20/2024	(28)

Total unrealized depreciation						(87)

Net unrealized appreciation (depreciation)						180

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

ASX	—	Australian Stock Exchange
BBSW	—	Bank Bill Swap Rate
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2024.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(n)	—	The rate shown is the effective yield as of March 31, 2024.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(ii)	—	Approximately $24 of these investments are restricted as collateral for forwards to Barclays Bank PLC.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 8.9%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,175
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.36%, 06/20/2030 (e)		2,000	2,011
Bank of America Auto Trust,
Series 2023-1A, Class A2, 5.83%, 05/15/2026 (e)		789	790
Series 2023-2A, Class A2, 5.85%, 08/17/2026 (e)		2,400	2,405
BMW Canada Auto Trust, (Canada), Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	482	356
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		224	224
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.69%), 6.02%, 07/15/2027 (aa)		1,000	1,002
Series 2021-A3, Class A3, 1.04%, 11/15/2026		1,300	1,264
Series 2022-A1, Class A1, 2.80%, 03/15/2027		2,400	2,343
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	490
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.65%), 5.97%, 09/15/2025 (aa)		365	365
CARDS II Trust, (Canada), Series 2023-2A, Class A, (United States SOFR + 0.85%), 6.18%, 07/15/2028 (e) (aa)		1,500	1,504
CarMax Auto Owner Trust,
Series 2022-4, Class A2A, 5.34%, 12/15/2025		182	182
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 6.22%, 12/15/2025 (aa)		339	339
Series 2023-4, Class A2A, 6.08%, 12/15/2026		1,300	1,305
Series 2024-1, Class A2A, 5.30%, 03/15/2027		1,300	1,299
Carvana Auto Receivables Trust, Series 2023-P4, Class A2, 6.23%, 01/11/2027 (e)		499	500
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.73%), 6.06%, 04/22/2026 (aa)		1,000	1,000
Series 2017-A6, Class A6, (CME Term SOFR 1 Month + 0.88%), 6.21%, 05/14/2029 (aa)		2,000	2,018
Series 2018-A5, Class A5, (CME Term SOFR 1 Month + 0.72%), 6.05%, 08/07/2027 (aa)		1,000	1,003
Series 2023-A1, Class A1, 5.23%, 12/08/2027		2,300	2,301
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027		700	701
Daimler Trucks Retail Trust, Series 2023-1, Class A2, 6.03%, 09/15/2025		558	559
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		479	479
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (CME Term SOFR 1 Month + 0.71%), 6.04%, 12/15/2026 (aa)		1,000	1,001
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		743	643
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		411	406
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	109	80

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust, Series 2023-B, Class A2B, (United States 30 Day Average SOFR + 0.59%), 5.91%, 02/15/2026 (aa)		1,200	1,202
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A2A, 5.27%, 06/20/2025		454	454
Series 2023-2, Class A2A, 5.44%, 10/20/2025		637	636
GM Financial Consumer Automobile Receivables Trust,
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.92%, 09/16/2025 (aa)		260	260
Series 2023-2, Class A2A, 5.10%, 05/18/2026		624	622
Series 2023-2, Class A2B, (United States 30 Day Average SOFR + 0.75%), 6.07%, 05/18/2026 (aa)		624	625
Series 2023-4, Class A2A, 5.89%, 11/16/2026		900	902
GMF Canada Leasing Trust, (Canada), Series 2023-1A, Class A1, 5.46%, 04/21/2025 (e)	CAD	431	318
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 04/15/2026 (e)		2,500	2,497
Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.49%, 06/25/2027 (e)		2,000	2,003
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		370	370
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/2025		585	584
M&T Equipment Notes, Series 2023-1A, Class A2, 6.09%, 07/15/2030 (e)		677	677
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	595
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		900	894
MBarc Credit Canada, Inc., (Canada), Series 2024-AA, Class A2, 5.30%, 10/15/2026 (e)	CAD	800	607
Navient Private Education Loan Trust,
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.16%, 12/15/2059 (aa)		566	564
Series 2020-A, Class A2B, (CME Term SOFR 1 Month + 1.01%), 6.34%, 11/15/2068 (e) (aa)		826	821
Nelnet Student Loan Trust, Series 2019-2A, Class A, (United States 30 Day Average SOFR + 1.01%), 6.33%, 06/27/2067 (e) (aa)		696	692
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		32	32
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.24%, 07/25/2035 (aa)		388	383
Pawnee Equipment Receivables Series LLC, Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		238	234
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		637	615
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		256	250
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		193	188
SLM Student Loan Trust, Series 2004-10, Class A7B, (United States 90 Day Average SOFR + 0.86%), 6.22%, 10/25/2029 (e) (aa)		328	328
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		134	132
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		378	344
Series 2022-C, Class A1B, (United States 30 Day Average SOFR + 1.85%), 7.17%, 05/16/2050 (e) (aa)		286	289
Series 2023-A, Class A1A, 5.38%, 01/15/2053 (e)		165	165
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.54%, 07/15/2029		1,000	1,010
Tesla Auto Lease Trust,
Series 2023-B, Class A2, 6.02%, 09/22/2025 (e)		573	574

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2024-A, Class A2A, 5.37%, 06/22/2026 (e)		1,800	1,799
Towd Point Asset Trust, Series 2021-SL1, Class A2, (CME Term SOFR 1 Month + 0.81%), 6.14%, 11/20/2061 (e) (aa)		128	127
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,718
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A3, 3.76%, 04/15/2027		1,000	983
Series 2023-C, Class A2A, 5.60%, 08/17/2026		458	458
Toyota Lease Owner Trust, Series 2023-B, Class A2A, 5.73%, 04/20/2026 (e)		1,111	1,114
Trillium Credit Card Trust II, (Canada), Series 2023-3A, Class A, (United States SOFR + 0.85%), 6.19%, 08/26/2028 (e) (aa)		2,000	2,008
Verizon Master Trust, Series 2024-1, Class A1A, 5.00%, 12/20/2028		2,000	1,994
Volkswagen Auto Lease Trust, Series 2023-A, Class A2A, 5.87%, 01/20/2026		865	867
Volkswagen Auto Loan Enhanced Trust,
Series 2023-1, Class A2A, 5.50%, 12/21/2026		805	805
Series 2023-2, Class A2A, 5.72%, 03/22/2027		2,300	2,305
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		509	509
Series 2023-B, Class A2A, 5.25%, 11/16/2026		660	659

Total Asset-Backed Securities (Cost $63,091)			62,958

Collateralized Mortgage Obligations — 2.9%
Avon Finance, (United Kingdom), Series 4A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 6.13%, 12/28/2049 (e) (aa)	GBP	1,094	1,381
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 6.12%, 08/20/2045 (aa)	GBP	352	445
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		279	271
FNMA REMICS,
Series 2020-29, Class FC, (United States 30 Day Average SOFR + 0.91%), 5.78%, 05/25/2050 (aa)		1,408	1,402
Series 2022-8, Class D, 2.00%, 08/25/2038		1,260	1,137
GNMA,
Series 2015-H04, Class FA, (CME Term SOFR 1 Month + 0.76%), 6.09%, 12/20/2064 (aa)		959	953
Series 2017-121, Class PE, 3.00%, 07/20/2046		148	140
Series 2018-H18, Class FC, (CME Term SOFR 1 Month + 0.46%), 5.79%, 08/20/2065 (aa)		413	412
Series 2019-54, Class KF, (CME Term SOFR 1 Month + 0.53%), 5.86%, 05/20/2044 (aa)		340	326
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.82%, 06/20/2071 (aa)		1,464	1,481
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		852	748
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.67%, 01/20/2072 (aa)		782	755
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2073 (aa)		407	408
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.32%, 05/20/2073 (aa)		2,026	2,041
Series 2023-H26, Class DF, (United States 30 Day Average SOFR + 0.30%), 5.62%, 09/20/2073 (aa)		2,110	2,094
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.42%, 11/20/2073 (aa)		510	518
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2074 (aa)		1,006	1,008

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.25%, 01/20/2074 (aa)		1,206	1,209
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		216	197
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,148	1,110
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		364	320
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		95	92
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		240	219
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		440	399
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 5.73%, 01/21/2070 (e) (aa)		406	406
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		192	180
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		248	224
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 6.57%, 07/20/2045 (e) (aa)	GBP	449	566
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (CME Term SOFR 1 Month + 1.11%), 6.44%, 05/25/2058 (e) (aa)		220	224

Total Collateralized Mortgage Obligations (Cost $21,250)			20,666

Commercial Mortgage-Backed Securities — 1.2%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (CME Term SOFR 1 Month + 1.18%), 6.50%, 09/15/2034 (e) (aa)		500	491
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (CME Term SOFR 1 Month + 1.19%), 11/17/2038 (e) (aa)		399	395
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 01/20/2037 (e) (aa)		805	797
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (CME Term SOFR 1 Month + 1.17%), 6.50%, 06/15/2035 (e) (aa)		234	232
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (CME Term SOFR 1 Month + 1.10%), 6.42%, 04/15/2036 (e) (aa)		400	400
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.46%, 08/19/2038 (e) (aa)		900	903
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/15/2036 (e) (aa)		500	475
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		359	351
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (CME Term SOFR 1 Month + 1.29%), 6.62%, 10/15/2036 (e) (aa)		900	893
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.40%, 12/15/2034 (e) (aa)		900	893
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (CME Term SOFR 1 Month + 1.11%), 6.44%, 05/15/2036 (e) (aa)		700	661
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 7.15%, 03/15/2035 (e) (aa)		681	681
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 6.47%, 11/17/2030 (e) (aa)	GBP	800	1,004
SREIT Trust, Series 2021-IND, Class A, (CME Term SOFR 1 Month + 0.81%), 6.14%, 10/15/2038 (e) (aa)		100	99
VMC Finance LLC, Series 2021-FL4, Class A, (CME Term SOFR 1 Month + 1.21%), 6.54%, 06/16/2036 (e) (aa)		119	116

Total Commercial Mortgage-Backed Securities (Cost $8,552)			8,391

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — 14.4%
Communications — 0.2%
Telecommunications — 0.2%
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025		1,200	1,170

Consumer Cyclical — 1.7%
Auto Manufacturers — 1.4%
American Honda Finance Corp., (United States SOFR + 0.55%), 5.90%, 02/12/2025 (aa)		2,100	2,104
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		600	582
5.80%, 03/05/2027		1,450	1,455
General Motors Financial Co., Inc., 3.50%, 11/07/2024		2,500	2,467
Hyundai Capital America,
1.00%, 09/17/2024 (e)		1,100	1,076
(United States SOFR + 1.15%), 6.50%, 08/04/2025 (e) (aa)		200	201
Nissan Motor Co. Ltd., (Japan), 3.52%, 09/17/2025 (e)		700	675
Volkswagen Group of America Finance LLC, (United States SOFR + 0.93%), 6.29%, 09/12/2025 (e) (aa)		1,500	1,505

			10,065

Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 03/15/2025		1,200	1,177

Lodging — 0.1%
Hyatt Hotels Corp., 1.80%, 10/01/2024		600	587

Total Consumer Cyclical			11,829

Consumer Non-cyclical — 1.7%
Agriculture — 0.4%
BAT Capital Corp., 3.22%, 08/15/2024		696	689
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		2,400	2,379

			3,068

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	390

Commercial Services — 0.4%
Global Payments, Inc., 1.50%, 11/15/2024		2,000	1,949
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.40%, 12/16/2024 (aa)	AUD	1,000	656

			2,605

Cosmetics/Personal Care — 0.1%
Haleon UK Capital plc, (United Kingdom), 3.13%, 03/24/2025		1,000	976

Healthcare - Products — 0.3%
Baxter International, Inc.,
1.32%, 11/29/2024		500	486
(SOFR Compounded Index + 0.44%), 5.80%, 11/29/2024 (aa)		1,900	1,900

			2,386

Healthcare - Services — 0.1%
HCA, Inc., 5.25%, 04/15/2025		1,100	1,096

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — 0.3%
Bayer US Finance II LLC, 4.25%, 12/15/2025 (e)		2,000	1,950

Total Consumer Non-cyclical			12,471

Energy — 0.5%
Pipelines — 0.5%
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024 (e)		1,000	1,000
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025		2,400	2,398

Total Energy			3,398

Financial — 7.9%
Banks — 6.5%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,100	1,069
Banco Santander SA, (Spain), 3.89%, 05/24/2024		453	452
Bank of America Corp.,
(Canada Bankers Acceptances 3 Month + 0.90%), 2.93%, 04/25/2025 (aa)	CAD	1,200	885
(United States SOFR + 1.10%), 6.45%, 04/25/2025 (aa)		600	600
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 1.00%, 02/04/2025		600	578
Reg. S, (SOFR Compounded Index + 0.41%), 5.76%, 02/04/2025 (aa)		500	500
5.90%, 07/13/2026 (e)		1,500	1,520
Barclays plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		1,800	1,796
BPCE SA, (France), Reg. S, (United States SOFR + 0.57%), 5.92%, 01/14/2025 (aa)		800	801
Citibank NA, (SOFR Compounded Index + 1.06%), 6.42%, 12/04/2026 (aa)		1,200	1,216
Citigroup, Inc., (United States SOFR + 0.67%), 6.02%, 05/01/2025 (f) (aa)		800	800
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024		600	594
Deutsche Bank AG, (Germany),
3.70%, 05/30/2024		2,000	1,992
(United States SOFR + 2.58%), 3.96%, 11/26/2025 (aa)		500	493
DNB Bank ASA, (Norway), (SOFR Compounded Index + 1.95%), 5.90%, 10/09/2026 (e) (aa)		700	703
Federation des Caisses Desjardins du Quebec, (Canada), 2.05%, 02/10/2025 (e)		500	485
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.43%, 02/18/2025 (aa)	AUD	700	456
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.49%), 5.84%, 10/21/2024 (aa)		300	300
Reg. S, (BBSW ASX Australian 3 Month + 1.55%), 5.87%, 05/02/2024 (aa)	AUD	500	326
(CME Term SOFR 3 Month + 1.43%), 6.74%, 05/15/2026 (aa)		1,000	1,009
HSBC Holdings plc, (United Kingdom), (United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		1,200	1,186
ING Groep NV, (Netherlands),
3.55%, 04/09/2024		700	700
(SOFR Compounded Index + 1.64%), 7.01%, 03/28/2026 (aa)		1,300	1,313
Lloyds Banking Group plc, (United Kingdom),
(CMT Index 1 Year + 1.00%), 2.44%, 02/05/2026 (aa)		500	486
4.45%, 05/08/2025		2,100	2,075
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		1,000	996
(United States SOFR + 0.94%), 6.29%, 02/20/2026 (aa)		530	531
(United States SOFR + 1.39%), 6.75%, 09/12/2025 (aa)		400	402
(United States SOFR + 1.44%), 6.79%, 04/17/2026 (aa)		500	504

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Mizuho Financial Group, Inc., (Japan), (CME Term SOFR 3 Month + 1.24%), 2.84%, 07/16/2025 (aa)		1,000	992
Morgan Stanley, (United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		2,100	2,098
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		1,000	981
Nordea Bank Abp, (Finland), (United States SOFR + 0.96%), 6.32%, 06/06/2025 (e) (aa)		725	730
Oversea-Chinese Banking Corp. Ltd., (Singapore), (BBSW ASX Australian 3 Month + 0.26%), 4.61%, 08/12/2024 (aa)	AUD	1,000	652
Santander Holdings USA, Inc., 3.45%, 06/02/2025		1,500	1,458
Skandinaviska Enskilda Banken AB, (Sweden), 1.40%, 11/19/2025 (e)		2,100	1,975
Societe Generale SA, (France),
2.63%, 10/16/2024 (e)		300	295
(United States SOFR + 1.05%), 6.40%, 01/21/2026 (e) (aa)		800	801
Reg. S, (United States SOFR + 1.05%), 6.40%, 01/21/2026 (aa)		800	801
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,694
Reg. S, (United States SOFR + 0.93%), 6.29%, 11/23/2025 (aa)		400	400
(CMT Index 1 Year + 3.10%), 7.78%, 11/16/2025 (e) (aa)		400	404
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.60%, 10/16/2024 (aa)	AUD	2,400	1,567
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		400	391
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		2,900	2,939
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 5.21%, 07/30/2025 (aa)	AUD	2,200	1,430
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		900	883
(United States SOFR + 1.32%), 6.67%, 04/25/2026 (aa)		1,200	1,210

			46,469

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
1.65%, 10/29/2024		1,200	1,170
3.50%, 01/15/2025		600	590
Ally Financial, Inc., 5.13%, 09/30/2024		2,000	1,992
Avolon Holdings Funding Ltd., (Cayman Islands), 3.95%, 07/01/2024 (e)		1,100	1,094
LeasePlan Corp. NV, (Netherlands), 2.88%, 10/24/2024 (e)		1,500	1,476
Mitsubishi HC Capital, Inc., (Japan), 3.64%, 04/13/2025 (e)		570	558
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,191
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	394

			9,465

Insurance — 0.1%
Jackson National Life Global Funding, (United States SOFR + 1.15%), 6.52%, 06/28/2024 (e) (aa)		500	501

Total Financial			56,435

Industrial — 0.8%
Electronics — 0.3%
Arrow Electronics, Inc., 3.25%, 09/08/2024		1,843	1,822

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty Ltd., (Australia), Reg. S, 3.63%, 04/28/2026		2,100	2,025

Packaging & Containers — 0.2%
Berry Global, Inc., 4.88%, 07/15/2026 (e)		1,600	1,568

Total Industrial			5,415

Technology — 0.5%
Semiconductors — 0.4%
Broadcom, Inc., 3.63%, 10/15/2024		1,100	1,088
Renesas Electronics Corp., (Japan), 1.54%, 11/26/2024 (e)		1,800	1,747

			2,835

Software — 0.1%
VMware LLC, 1.00%, 08/15/2024		800	786

Total Technology			3,621

Utilities — 1.1%
Electric — 1.1%
Black Hills Corp., 1.04%, 08/23/2024		1,500	1,473
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)		1,800	1,775
4.25%, 06/15/2025 (e)		300	295
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		2,100	2,085
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,800	1,770
Korea Southern Power Co. Ltd., (South Korea), (BBSW ASX Australian 3 Month + 0.97%), 5.31%, 10/30/2024 (aa)	AUD	600	391
Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (e)		129	127

Total Utilities			7,916

Total Corporate Bonds (Cost $102,914)			102,255

Foreign Government Securities — 0.2%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026		800	800
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		1,000	926

Total Foreign Government Securities (Cost $1,798)			1,726

Municipal Bonds — 69.6% (t)
Alabama — 0.2%
County of Jefferson Sewer Revenue, Warrants, Rev., 5.00%, 10/01/2026		1,250	1,299

Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 3.65%, 04/04/2024 (z)		2,300	2,300
Alaska Municipal Bond Bank Authority, Series 4, Rev., AMT, 5.00%, 12/01/2024		1,215	1,221

			3,521

Arizona — 1.8%
Arizona State University, Series A, Rev., VRDO, 3.60%, 04/04/2024 (z)		12,475	12,475

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — 1.9%
California State Public Works Board, Various Capital Projects, Rev., 5.00%, 12/01/2025	7,000	7,225
City of Los Angeles Department of Airports, Green Bonds Subordinated, Rev., AMT, 5.00%, 05/15/2025	750	762
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,514
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,044

		13,545

Connecticut — 1.0%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.62%, 04/04/2024 (z)	5,680	5,680
State of Connecticut Special Tax Revenue, Series D, Rev., 5.00%, 11/01/2025	1,250	1,285

		6,965

District of Columbia — 2.8%
District of Columbia, Rev., VRDO, LOC: Wells Fargo Bank NA, 3.65%, 04/04/2024 (z)	2,325	2,325
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2025	9,425	9,614
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,698
Series A, Rev., AMT, 5.00%, 10/01/2026	2,805	2,908
Series B, Rev., 5.00%, 10/01/2025	1,030	1,058
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond,
Rev., 5.00%, 07/15/2025	1,250	1,277
Rev., 5.00%, 07/15/2026	1,250	1,304

		20,184

Florida — 5.0%
Citizens Property Insurance, Inc., Series A1, Rev., 5.00%, 06/01/2025 (p)	1,000	1,008
City of Jacksonville, Series B, Rev., 5.00%, 10/01/2025	1,250	1,284
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,527
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.64%, 04/04/2024 (z)	2,800	2,800
JEA Water & Sewer System Revenue, Series B1, Rev., VRDO, 3.93%, 04/04/2024 (z)	8,385	8,385
JEA Water & Sewer System Revenue, Subordinate, Series A1, Rev., VRDO, 4.50%, 04/01/2024 (z)	1,385	1,385
Orlando Utilities Commission, Series 1, Rev., VRDO, 3.78%, 04/04/2024 (z)	15,500	15,500
Sarasota County School Board, Master Lease Program, COP, 5.00%, 07/01/2026	1,250	1,302
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,043

		35,234

Georgia — 0.4%
City of Atlanta GA Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	616
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	704
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 5.00%, 07/01/2025	550	560
Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.00%, 09/01/2025	1,020	1,046

		2,926

Guam — 0.1%
Guam Government Waterworks Authority,
Series A, Rev., 5.00%, 07/01/2025	350	356
Series A, Rev., 5.00%, 07/01/2026	350	363

		719

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — 2.7%
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2026	3,000	3,064
Chicago O’Hare International Airport, Senior Lien Ohare International, Rev., AMT, 5.00%, 01/01/2026	3,500	3,571
County of Cook, Series A, GO, 5.00%, 11/15/2024	5,000	5,035
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 3.75%, 04/04/2024 (z)	1,770	1,770
Sales Tax Securitization Corp., Rev., 5.00%, 01/01/2025	3,250	3,283
State of Illinois, Series D, GO, 5.00%, 07/01/2025	2,600	2,649

		19,372

Indiana — 1.0%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 4.45%, 04/01/2024 (z)	6,000	6,000
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 4.50%, 04/01/2024 (z)	1,300	1,300

		7,300

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 5.00%, 10/01/2025	1,935	1,984

Louisiana — 2.3%
Louisiana State Citizens Property Insurance Corp., Series A, Rev., 5.00%, 06/01/2026	16,000	16,575

Massachusetts — 1.7%
Commonwealth of Massachusetts, Series A, GO, 5.00%, 01/01/2025	2,000	2,024
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.64%, 04/04/2024 (z)	5,700	5,700
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 5.00%, 07/01/2026	4,000	4,091

		11,815

Michigan — 0.8%
Michigan State Building Authority, Facilities Program, Series II, Rev., 5.00%, 10/15/2025	5,500	5,645

Minnesota — 2.4%
City of Rochester MN,
Series A, Rev., VRDO, 3.66%, 04/04/2024 (z)	13,000	13,000
Series B, Rev., VRDO, 3.66%, 04/04/2024 (z)	3,900	3,900

		16,900

Missouri — 1.3%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	933
City of St Louis Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,005
Health & Educational Facilities Authority of the State of Missouri, Series F, Rev., VRDO, 4.45%, 04/01/2024 (z)	6,000	6,000

		8,938

New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 3.65%, 04/04/2024 (z)	1,730	1,730

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — 3.3%
Jersey City Redevelopment Agency, Bayfront Redevelopment Project, Rev., 4.00%, 12/15/2024	5,350	5,361
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	516
New Jersey Educational Facilities Authority, Montclair State University,
Rev., AGM, 5.00%, 07/01/2025 (w)	1,690	1,725
Rev., AGM, 5.00%, 07/01/2026 (w)	1,000	1,041
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	6,948
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	585
New Jersey Transportation Trust Fund Authority, Series A, Rev., 5.00%, 06/15/2025	2,025	2,061
State of New Jersey, Covid 19 Go Emergency Bonds, GO, 5.00%, 06/01/2025	5,320	5,416

		23,653

New Mexico — 2.1%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	6,774
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,852
University of New Mexico (The), System Improvement, Rev., VRDO, 3.65%, 04/04/2024 (z)	5,435	5,435

		15,061

New York — 9.7%
City of New York NY, Series B, GO, VRDO, 4.45%, 04/01/2024 (z)	8,500	8,500
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 3.93%, 04/04/2024 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 4.45%, 04/01/2024 (z)	22,275	22,275
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 4.40%, 04/01/2024 (z)	5,225	5,225
Rev., VRDO, 4.50%, 04/01/2024 (z)	1,500	1,500
Rev., VRDO, 4.53%, 04/01/2024 (z)	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series B5, Rev., VRDO, 4.50%, 04/01/2024 (z)	7,000	7,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,211
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2024	3,000	3,013
Series 242, Rev., AMT, 5.00%, 12/01/2025	5,000	5,095
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,644

		68,553

Ohio — 7.4%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 3.63%, 04/04/2024 (z)	1,700	1,700
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 4.50%, 04/01/2024 (z)	5,000	5,000
Ohio State University (The), Multiyear Debt Issuance,
Rev., VRDO, 3.65%, 04/04/2024 (z)	10,000	10,000
Rev., VRDO, 3.68%, 04/04/2024 (z)	11,600	11,600
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 3.55%, 04/04/2024 (z)	10,000	10,000
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.62%, 04/04/2024 (z)	14,000	14,000

		52,300

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — 0.5%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,601

Oregon — 0.5%
Portland Community College District, GO, 5.00%, 06/15/2025	3,235	3,302

Pennsylvania — 3.9%
City of Philadelphia Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2026	2,500	2,575
City of Philadelphia Airport Revenue, Private Activity, Rev., AMT, 5.00%, 07/01/2026	9,755	10,047
City of Philadelphia Water & Wastewater Revenue,
Series B, Rev., AGM, 5.00%, 09/01/2026	2,550	2,667
Series C, Rev., 5.00%, 06/01/2025	1,355	1,381
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2025 (w)	5,565	5,685
Rev., 5.00%, 08/15/2026 (w)	5,000	5,204

		27,559

Texas — 8.8%
Austin Independent School District, GO, 5.00%, 08/01/2025	4,500	4,604
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 3.60%, 04/04/2024 (z)	16,000	16,000
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,218
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 3.97%, 04/04/2024 (z)	12,380	12,380
City of Houston Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.97%, 04/04/2024 (aa)	6,000	6,000
City of Wichita Falls Water & Sewer System Revenue, Rev., 5.00%, 08/01/2024	1,540	1,547
Clifton Higher Education Finance Corp., International Leadership of Texas, Incorporate,
Rev., PSF-GTD, 5.00%, 08/15/2025	1,385	1,414
Rev., PSF-GTD, 5.00%, 08/15/2026	1,000	1,039
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,170
Fort Worth Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,150	1,166
Plano Independent School District, GO, 5.00%, 02/15/2025	3,600	3,650
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	1,375	1,381
State of Texas, Transportation Commission Highway, GO, 5.00%, 04/01/2025	3,000	3,051
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,055
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	3,015

		62,690

Utah — 1.1%
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,570
State of Utah, GO, 5.00%, 07/01/2026	5,000	5,222
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	947

		7,739

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Municipal Bonds — continued
Virginia — 2.1%
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 3.55%, 04/04/2024 (z)		6,300	6,300
Series B, Rev., VRDO, 3.70%, 04/04/2024 (z)		8,835	8,835

			15,135

Washington — 3.8%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025		5,000	5,147
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 3.65%, 04/04/2024 (z)		13,160	13,160
Port of Seattle, Intermediate Lien, Rev., AMT, 5.00%, 08/01/2025		1,735	1,761
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025		6,885	7,013

			27,081

Total Municipal Bonds (Cost $494,788)			493,801

U.S. Government Agency Securities — 0.6%
FHLB, 5.50%, 02/20/2026		2,200	2,200
FHLMC, 5.70%, 03/06/2026		2,200	2,200

Total U.S. Government Agency Securities (Cost $4,400)			4,400

Short-Term Investments — 3.7%
Commercial Papers — 1.3%
Dominion Energy, Inc., 5.63%, 04/23/2024 (e) (n)		500	498
Eversource Energy, 5.58%, 04/03/2024 (e) (n)		2,100	2,098
L3Harris Technologies, Inc.,
5.54%, 04/15/2024 (e) (n)		1,000	997
5.54%, 04/17/2024 (e) (n)		700	698
5.54%, 04/18/2024 (e) (n)		400	399
Microchip Technology, Inc., 5.54%, 04/30/2024 (e) (n)		2,100	2,089
Phillips 66, 5.56%, 04/02/2024 (e) (n)		2,100	2,099

Total Commercial Papers			8,878

Municipal Bonds — 1.5% (t)
City of Atlanta Airport Passenger Facility Charge, Subordinated Lien, Rev., AMT, 5.00%, 07/01/2024		925	927
Pennsylvania Economic Development Financing Authority Parking System Revenue, Junior Insured Capitol, Rev., AGM, 5.00%, 01/01/2025		2,000	2,013
The Monmouth County Improvement Authority, Government Pooled Loan Project, Rev., CNTY GTD, 4.00%, 03/14/2025		8,000	8,044

Total Municipal Bonds			10,984

Repurchase Agreement — 0.6%
BNP Paribas Securities Corp., 5.38%, dated 03/28/2024 due 04/01/2024, repurchase price $3,902 collateralized by U.S. Treasury Security, 2.25%, due 11/15/2025, with a value of $3,979.		3,900	3,900

Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 4.68%, 03/29/2024		13	13
BNP Paribas SA, 3.79%, 04/01/2024	CAD	152	112
Citibank NA, 2.85%, 04/02/2024	EUR	8	9
Royal Bank of Canada, 4.15%, 04/02/2024	GBP	66	83

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Sumitomo Mitsui Banking Corp.,
(0.25%), 03/29/2024	JPY	35	—	(h)
4.68%, 03/29/2024		1,945	1,945

Total Time Deposits			2,162

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, 5.30%, 06/20/2024 (n) (ii)		135	133

Total Short-Term Investments (Cost $26,082)			26,057

Total Investments — 101.5% (Cost—$722,875)*			720,254
Liabilities in Excess of Other Assets — (1.5)%			(10,510)

NET ASSETS — 100.0%			$709,744

Percentages indicated are based on net assets.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
10 Year Commonwealth Treasury Bond	89	06/2024	AUD	6,763	(2)
U.S. Treasury 2 Year Note	102	06/2024	USD	20,870	(13)
U.S. Treasury 5 Year Note	170	06/2024	USD	18,169	24

					9

Short Contracts
SOFR 3 Month	(54)	06/2026	USD	(13,071)	61
U.S. Treasury 10 Year Note	(33)	06/2024	USD	(3,631)	(25)
U.S. Treasury Ultra Bond	(13)	06/2024	USD	(1,631)	(46)
U.S. Ultra Treasury 10 Year Note	(91)	06/2024	USD	(10,397)	(32)

					(42)

Total unrealized appreciation (depreciation)					(33)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	385	AUD	590	Morgan Stanley & Co.	04/02/2024	1
CAD	136	USD	100	Morgan Stanley & Co.	04/02/2024	— (h)
USD	2,868	GBP	2,269	Bank of America, NA	04/02/2024	4
USD	2,674	GBP	2,108	Bank of America, NA	04/02/2024	14
GBP	8,677	USD	10,939	Barclays Bank plc	04/02/2024	13
USD	987	JPY	149,100	Deutsche Bank AG	04/02/2024	2
USD	2,991	AUD	4,562	Bank of America, NA	05/02/2024	15
USD	3,442	GBP	2,722	Barclays Bank plc	05/02/2024	6

Total unrealized appreciation						55

AUD	4,562	USD	2,988	Bank of America, NA	04/02/2024	(15)
USD	5,962	AUD	9,175	Barclays Bank plc	04/02/2024	(17)
AUD	823	USD	544	Deutsche Bank AG	04/02/2024	(8)
AUD	480	USD	315	Deutsche Bank AG	04/02/2024	(2)
USD	2,431	CAD	3,301	Morgan Stanley & Co.	04/02/2024	(6)
USD	8,859	GBP	7,021	Morgan Stanley & Co.	04/02/2024	(3)
JPY	150,072	USD	1,001	Morgan Stanley & Co.	04/02/2024	(9)
USD	2,534	AUD	3,900	Barclays Bank plc	05/02/2024	(9)

Total unrealized depreciation						(69)

Net unrealized appreciation (depreciation)						(14)

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

ASX	—	Australian Stock Exchange
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BBSW	—	Bank Bill Swap Rate
CMT	—	Constant Maturity Treasury
COP	—	Certificate of Participation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2024.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2024.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2024.
(p)	—	Security is prerefunded or escrowed to maturity.

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(ii)	—	Approximately $13 of these investments are restricted as collateral for forwards to Barclays Bank PLC.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.2%
Basic Materials — 0.7%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	41	9,985
Albemarle Corp.	23	3,072
Celanese Corp., Class A	17	3,001
CF Industries Holdings, Inc.	39	3,258
Dow, Inc.	155	9,007
DuPont de Nemours, Inc.	89	6,834
Eastman Chemical Co.	17	1,668
Ecolab, Inc.	45	10,500
FMC Corp.	26	1,641
International Flavors & Fragrances, Inc.	42	3,646
Linde plc	93	43,131
LyondellBasell Industries NV, Class A	63	6,474
Mosaic Co. (The)	83	2,686
PPG Industries, Inc.	41	5,877
RPM International, Inc.	17	2,041
Sherwin-Williams Co. (The)	43	14,775
Westlake Corp.	8	1,208

		128,804

Forest Products & Paper — 0.0% (g)
International Paper Co.	106	4,152

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	77	1,757
Nucor Corp.	46	9,139
Reliance, Inc.	8	2,826
Steel Dynamics, Inc.	27	4,022

		17,744

Mining — 0.1%
Freeport-McMoRan, Inc.	239	11,252
Newmont Corp.	192	6,892

		18,144

Total Basic Materials		168,844

Communications — 16.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	111	3,634
Omnicom Group, Inc.	51	4,949
Trade Desk, Inc. (The), Class A (a)	85	7,442

		16,025

Internet — 14.4%
Airbnb, Inc., Class A (a)	78	12,877
Alphabet, Inc., Class A (a)	2,903	438,215
Alphabet, Inc., Class C (a)	2,617	398,492

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — continued
Amazon.com, Inc. (a)	6,791	1,224,985
Booking Holdings, Inc.	7	24,601
CDW Corp.	65	16,572
DoorDash, Inc., Class A (a)	46	6,353
eBay, Inc.	91	4,787
Etsy, Inc. (a)	24	1,622
Expedia Group, Inc. (a)	31	4,289
F5, Inc. (a)	23	4,454
Gen Digital, Inc.	349	7,820
GoDaddy, Inc., Class A (a)	18	2,155
Match Group, Inc. (a)	86	3,102
MercadoLibre, Inc., (Uruguay) (a)	8	12,663
Meta Platforms, Inc., Class A	1,616	784,536
Netflix, Inc. (a)	84	51,250
Okta, Inc., Class A (a)	30	3,176
Palo Alto Networks, Inc. (a)	190	53,876
Pinterest, Inc., Class A (a)	198	6,861
Robinhood Markets, Inc., Class A (a)	225	4,530
Roku, Inc., Class A (a)	20	1,278
Snap, Inc., Class A (a)	355	4,072
Uber Technologies, Inc. (a)	5,368	413,288
VeriSign, Inc. (a)	11	2,148
Zillow Group, Inc., Class C (a)	30	1,449

		3,489,451

Media — 0.5%
Charter Communications, Inc., Class A (a)	16	4,683
Comcast Corp., Class A	721	31,263
FactSet Research Systems, Inc.	25	11,219
Fox Corp., Class A	81	2,529
Fox Corp., Class B	31	883
Liberty Broadband Corp., Class C (a)	17	1,000
Liberty Global Ltd., (United Kingdom), Class C (a)	38	670
Liberty Media Corp-Liberty Formula One, Class C (a)	44	2,857
Liberty Media Corp-Liberty SiriusXM (a)	28	821
News Corp., Class A	85	2,221
Paramount Global, Class B	150	1,762
Sirius XM Holdings, Inc.	128	497
Walt Disney Co. (The)	353	43,194
Warner Bros Discovery, Inc. (a)	462	4,035

		107,634

Telecommunications — 1.0%
Arista Networks, Inc. (a)	126	36,651
AT&T, Inc.	1,303	22,939
Cisco Systems, Inc.	1,993	99,494
Corning, Inc.	365	12,016
Juniper Networks, Inc.	154	5,690
Motorola Solutions, Inc.	77	27,205
T-Mobile US, Inc.	92	15,029
Verizon Communications, Inc.	777	32,589

		251,613

Total Communications		3,864,723

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Consumer Cyclical — 3.0%
Airlines — 0.0% (g)
Delta Air Lines, Inc.	25		1,204
Southwest Airlines Co.	14		413

			1,617

Apparel — 0.1%
Deckers Outdoor Corp. (a)	4		3,900
NIKE, Inc., Class B	227		21,289

			25,189

Auto Manufacturers — 0.6%
Cummins, Inc.	32		9,314
Ford Motor Co.	778		10,327
General Motors Co.	283		12,838
PACCAR, Inc.	116		14,370
Rivian Automotive, Inc., Class A (a)	105		1,148
Tesla, Inc. (a)	538		94,656

			142,653

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	49		3,906
BorgWarner, Inc.	57		1,984
Lear Corp.	17		2,398

			8,288

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	142		8,201
Fastenal Co.	106		8,169
Ferguson plc, (United Kingdom)	40		8,813
LKQ Corp.	56		3,010
Pool Corp.	5		2,041
Watsco, Inc.	7		2,924
WW Grainger, Inc.	9		8,672

			41,830

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	19		838
DraftKings, Inc., Class A (a)	75		3,420
Live Nation Entertainment, Inc. (a)	33		3,470
Vail Resorts, Inc.	10		2,123

			9,851

Home Builders — 0.1%
D.R. Horton, Inc.	50		8,293
Lennar Corp., Class A	46		7,984
NVR, Inc. (a)	—	(h)	3,661
PulteGroup, Inc.	30		3,645

			23,583

Leisure Time — 0.0% (g)
Carnival Corp. (a)	179		2,926
Royal Caribbean Cruises Ltd. (a)	49		6,863

			9,789

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	56		11,946
Hyatt Hotels Corp., Class A	14		2,306

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Lodging — continued
Las Vegas Sands Corp.	47	2,435
Marriott International, Inc., Class A	53	13,408
MGM Resorts International (a)	64	3,024
Wynn Resorts Ltd.	10	985

		34,104

Retail — 1.7%
AutoZone, Inc. (a)	3	9,392
Bath & Body Works, Inc.	34	1,684
Best Buy Co., Inc.	49	4,033
Burlington Stores, Inc. (a)	10	2,413
CarMax, Inc. (a)	36	3,131
Chipotle Mexican Grill, Inc., Class A (a)	5	15,179
Costco Wholesale Corp.	84	61,684
Darden Restaurants, Inc.	33	5,499
Dick’s Sporting Goods, Inc.	12	2,752
Dollar General Corp.	42	6,598
Dollar Tree, Inc. (a)	41	5,407
Domino’s Pizza, Inc.	5	2,399
Genuine Parts Co.	28	4,329
Home Depot, Inc. (The)	186	71,277
Lowe’s Cos., Inc.	105	26,764
Lululemon Athletica, Inc., (Canada) (a)	21	8,032
McDonald’s Corp.	139	39,325
O’Reilly Automotive, Inc. (a)	10	11,288
Ross Stores, Inc.	60	8,769
Starbucks Corp.	211	19,286
Target Corp.	89	15,798
TJX Cos., Inc. (The)	207	20,998
Tractor Supply Co.	18	4,642
Ulta Beauty, Inc. (a)	8	4,112
Walgreens Boots Alliance, Inc.	151	3,277
Walmart, Inc.	874	52,584
Williams-Sonoma, Inc.	13	4,251
Yum! Brands, Inc.	42	5,872

		420,775

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	21	1,161

Total Consumer Cyclical		718,840

Consumer Non-cyclical — 19.2%
Agriculture — 0.2%
Altria Group, Inc.	324	14,133
Archer-Daniels-Midland Co.	113	7,069
Bunge Global SA	40	4,131
Darling Ingredients, Inc. (a)	26	1,226
Philip Morris International, Inc.	281	25,787

		52,346

Beverages — 2.2%
Brown-Forman Corp., Class B	130	6,686
Celsius Holdings, Inc. (a)	73	6,051
Coca-Cola Co. (The)	5,225	319,688

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
Constellation Brands, Inc., Class A	76	20,682
Keurig Dr Pepper, Inc.	517	15,871
Molson Coors Beverage Co., Class B	100	6,713
Monster Beverage Corp. (a)	369	21,881
PepsiCo., Inc.	675	118,063

		515,635

Biotechnology — 0.6%
Alnylam Pharmaceuticals, Inc. (a)	23	3,452
Amgen, Inc.	102	29,140
Biogen, Inc. (a)	29	6,207
BioMarin Pharmaceutical, Inc. (a)	37	3,195
Bio-Rad Laboratories, Inc., Class A (a)	13	4,348
Corteva, Inc.	131	7,567
Gilead Sciences, Inc.	233	17,064
Illumina, Inc. (a)	102	13,984
Incyte Corp. (a)	41	2,355
Moderna, Inc. (a)	62	6,592
Regeneron Pharmaceuticals, Inc. (a)	21	20,423
Royalty Pharma plc, Class A	31	935
United Therapeutics Corp. (a)	11	2,526
Vertex Pharmaceuticals, Inc. (a)	50	20,705

		138,493

Commercial Services — 1.4%
Automatic Data Processing, Inc.	81	20,201
Block, Inc., Class A (a)	333	28,194
Booz Allen Hamilton Holding Corp., Class A	25	3,713
Cintas Corp.	20	13,625
Corpay, Inc. (a)	42	13,065
CoStar Group, Inc. (a)	61	5,860
Equifax, Inc.	27	7,143
Gartner, Inc. (a)	14	6,545
Global Payments, Inc.	157	21,034
MarketAxess Holdings, Inc.	25	5,462
Moody’s Corp.	103	40,446
Paylocity Holding Corp. (a)	7	1,256
PayPal Holdings, Inc. (a)	635	42,536
Quanta Services, Inc.	29	7,562
Robert Half, Inc.	31	2,440
Rollins, Inc.	53	2,469
S&P Global, Inc.	215	91,327
Toast, Inc., Class A (a)	190	4,724
TransUnion	40	3,206
U-Haul Holding Co., Class B	23	1,566
United Rentals, Inc.	14	9,735
Verisk Analytics, Inc., Class A	25	5,911

		338,020

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	130	11,712
Estee Lauder Cos., Inc. (The), Class A	43	6,695
Kenvue, Inc.	316	6,784

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Cosmetics/Personal Care — continued
Procter & Gamble Co. (The)	458	74,328

		99,519

Food — 0.3%
Albertsons Cos., Inc., Class A	78	1,668
Campbell Soup Co.	45	2,016
Conagra Brands, Inc.	113	3,357
General Mills, Inc.	123	8,615
Hershey Co. (The)	23	4,568
Hormel Foods Corp.	52	1,816
J M Smucker Co. (The)	22	2,717
Kellanova	60	3,449
Kraft Heinz Co. (The)	220	8,125
Kroger Co. (The)	145	8,310
Lamb Weston Holdings, Inc.	18	1,960
McCormick & Co., Inc.	42	3,264
Mondelez International, Inc., Class A	264	18,469
Sysco Corp.	82	6,683
Tyson Foods, Inc., Class A	67	3,924

		78,941

Healthcare - Products — 3.0%
Abbott Laboratories	335	38,092
Agilent Technologies, Inc.	190	27,597
Align Technology, Inc. (a)	14	4,616
Avantor, Inc. (a)	401	10,266
Baxter International, Inc.	98	4,170
Bio-Techne Corp.	98	6,909
Boston Scientific Corp. (a)	270	18,479
Cooper Cos., Inc. (The)	33	3,334
Danaher Corp.	448	111,866
Edwards Lifesciences Corp. (a)	107	10,230
Exact Sciences Corp. (a)	31	2,160
GE HealthCare Technologies, Inc.	79	7,213
Hologic, Inc. (a)	37	2,863
IDEXX Laboratories, Inc. (a)	14	7,475
Insulet Corp. (a)	11	1,865
Intuitive Surgical, Inc. (a)	65	25,971
Medtronic plc, (Ireland)	257	22,389
Repligen Corp. (a)	32	5,850
ResMed, Inc.	24	4,774
Revvity, Inc.	82	8,606
STERIS plc	18	3,953
Stryker Corp.	64	22,896
Teleflex, Inc.	7	1,543
Thermo Fisher Scientific, Inc.	578	335,692
Waters Corp. (a)	36	12,509
West Pharmaceutical Services, Inc.	46	18,091
Zimmer Biomet Holdings, Inc.	34	4,518

		723,927

Healthcare - Services — 3.7%
Catalent, Inc. (a)	143	8,052
Centene Corp. (a)	99	7,777

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Services — continued
Charles River Laboratories International, Inc. (a)	34	9,205
DaVita, Inc. (a)	8	1,080
Elevance Health, Inc.	44	22,955
HCA Healthcare, Inc.	37	12,433
Humana, Inc.	23	7,857
IQVIA Holdings, Inc. (a)	118	29,763
Laboratory Corp. of America Holdings	15	3,213
Molina Healthcare, Inc. (a)	10	3,966
Quest Diagnostics, Inc.	16	2,150
UnitedHealth Group, Inc.	1,589	786,146
Universal Health Services, Inc., Class B	10	1,866

		896,463

Household Products/Wares — 0.1%
Avery Dennison Corp.	21	4,681
Church & Dwight Co., Inc.	36	3,761
Clorox Co. (The)	19	2,909
Kimberly-Clark Corp.	58	7,474

		18,825

Pharmaceuticals — 7.3%
AbbVie, Inc.	330	60,151
Becton Dickinson & Co.	54	13,266
Bristol-Myers Squibb Co.	1,694	91,857
Cardinal Health, Inc.	47	5,288
Cencora, Inc.	32	7,826
Cigna Group (The)	56	20,327
CVS Health Corp.	254	20,289
Dexcom, Inc. (a)	71	9,828
Eli Lilly & Co.	665	517,413
Henry Schein, Inc. (a)	21	1,572
Jazz Pharmaceuticals plc (a)	3	386
Johnson & Johnson	2,607	412,399
McKesson Corp.	24	13,124
Merck & Co., Inc.	2,897	382,257
Neurocrine Biosciences, Inc. (a)	16	2,217
Pfizer, Inc.	4,680	129,872
Viatris, Inc.	969	11,568
Zoetis, Inc., Class A	374	63,276

		1,762,916

Total Consumer Non-cyclical		4,625,085

Energy — 4.9%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	67	8,138
First Solar, Inc. (a)	48	8,042

		16,180

Oil & Gas — 2.9%
APA Corp.	176	6,052
Chesapeake Energy Corp.	61	5,442
Chevron Corp.	842	132,770
ConocoPhillips	567	72,150
Coterra Energy, Inc.	351	9,796
Devon Energy Corp.	332	16,682

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Diamondback Energy, Inc.	82	16,284
EOG Resources, Inc.	278	35,504
EQT Corp.	189	7,016
Exxon Mobil Corp.	1,887	219,361
Hess Corp.	120	18,387
HF Sinclair Corp.	116	7,026
Marathon Oil Corp.	282	8,004
Marathon Petroleum Corp.	177	35,714
Occidental Petroleum Corp.	307	19,982
Ovintiv, Inc.	132	6,825
Phillips 66	203	33,146
Pioneer Natural Resources Co.	113	29,708
Texas Pacific Land Corp.	7	4,221
Valero Energy Corp.	159	27,057

		711,127

Oil & Gas Services — 1.6%
Baker Hughes Co., Class A	475	15,910
Halliburton Co.	416	16,397
Schlumberger NV	6,297	345,148

		377,455

Pipelines — 0.3%
Cheniere Energy, Inc.	107	17,188
Kinder Morgan, Inc.	904	16,581
ONEOK, Inc.	263	21,088
Targa Resources Corp.	91	10,147
Williams Cos., Inc. (The)	549	21,410

		86,414

Total Energy		1,191,176

Financial — 19.9%
Banks — 7.8%
Bank of America Corp.	18,281	693,213
Bank of New York Mellon Corp. (The)	628	36,189
Citigroup, Inc.	1,331	84,154
Citizens Financial Group, Inc.	560	20,331
Fifth Third Bancorp	664	24,712
First Citizens BancShares, Inc., Class A	11	17,859
Goldman Sachs Group, Inc. (The)	224	93,393
Huntington Bancshares, Inc.	1,535	21,417
KeyCorp.	1,155	18,266
M&T Bank Corp.	167	24,240
Morgan Stanley	5,268	496,078
Northern Trust Corp.	140	12,424
PNC Financial Services Group, Inc. (The)	306	49,432
Regions Financial Corp.	1,026	21,577
State Street Corp.	258	19,956
Truist Financial Corp.	1,074	41,858
US Bancorp	1,174	52,458
Wells Fargo & Co.	2,398	138,981

		1,866,538

Diversified Financial Services — 4.8%
Ally Financial, Inc.	194	7,880

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
American Express Co.	397	90,318
Ameriprise Financial, Inc.	64	28,099
Apollo Global Management, Inc.	253	28,443
Ares Management Corp., Class A	101	13,490
BlackRock, Inc., Class A	65	54,373
Capital One Financial Corp.	291	43,401
Cboe Global Markets, Inc.	92	16,948
Charles Schwab Corp. (The)	925	66,891
CME Group, Inc., Class A	255	54,967
Coinbase Global, Inc., Class A (a)	104	27,549
Discover Financial Services	226	29,659
Franklin Resources, Inc.	192	5,408
Intercontinental Exchange, Inc.	411	56,489
LPL Financial Holdings, Inc.	51	13,411
Mastercard, Inc., Class A	528	254,263
Nasdaq, Inc.	217	13,705
Raymond James Financial, Inc.	176	22,544
SEI Investments Co.	80	5,725
Synchrony Financial	355	15,303
T Rowe Price Group, Inc.	144	17,600
Tradeweb Markets, Inc., Class A	80	8,377
Visa, Inc., Class A	1,006	280,758

		1,155,601

Insurance — 5.3%
Aflac, Inc.	445	38,185
Allstate Corp. (The)	166	28,750
American Financial Group, Inc.	49	6,696
American International Group, Inc.	519	40,577
Aon plc, Class A	125	41,749
Arch Capital Group Ltd., (Bermuda) (a)	291	26,939
Arthur J Gallagher & Co.	147	36,644
Assurant, Inc.	38	7,198
Berkshire Hathaway, Inc., Class B (a)	829	348,617
Brown & Brown, Inc.	139	12,197
Chubb Ltd., (Switzerland)	271	70,194
Cincinnati Financial Corp.	98	12,209
Equitable Holdings, Inc.	218	8,280
Erie Indemnity Co., Class A	13	5,278
Everest Group Ltd., (Bermuda)	36	14,242
Fidelity National Financial, Inc.	150	7,968
Globe Life, Inc.	120	13,913
Hartford Financial Services Group, Inc. (The)	277	28,575
Loews Corp.	162	12,692
Markel Group, Inc. (a)	9	13,018
Marsh & McLennan Cos., Inc.	318	65,464
MetLife, Inc.	466	34,535
Principal Financial Group, Inc.	239	20,594
Progressive Corp. (The)	1,377	284,791
Prudential Financial, Inc.	287	33,650
Travelers Cos., Inc. (The)	159	36,672
Willis Towers Watson plc, (United Kingdom)	63	17,338

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
WR Berkley Corp.	129	11,385

		1,278,350

Private Equity — 0.4%
Blackstone, Inc.	451	59,278
Carlyle Group, Inc. (The)	142	6,642
KKR & Co., Inc.	350	35,208

		101,128

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	64	6,235

REITS — 1.6%
Alexandria Real Estate Equities, Inc.	27	3,431
American Homes 4 Rent, Class A	51	1,863
American Tower Corp.	1,057	208,895
Annaly Capital Management, Inc.	273	5,377
AvalonBay Communities, Inc.	28	5,287
Boston Properties, Inc.	27	1,761
Camden Property Trust	12	1,222
Crown Castle, Inc.	82	8,650
Digital Realty Trust, Inc.	58	8,396
Equinix, Inc.	17	14,326
Equity LifeStyle Properties, Inc.	29	1,888
Equity Residential	74	4,651
Essex Property Trust, Inc.	10	2,457
Extra Space Storage, Inc.	40	5,860
Gaming and Leisure Properties, Inc.	39	1,777
Healthpeak Properties, Inc.	169	3,177
Host Hotels & Resorts, Inc.	150	3,101
Invitation Homes, Inc.	104	3,699
Iron Mountain, Inc.	48	3,878
Kimco Realty Corp.	100	1,952
Mid-America Apartment Communities, Inc.	22	2,926
Prologis, Inc.	177	23,032
Public Storage	29	8,341
Realty Income Corp.	171	9,227
Regency Centers Corp.	22	1,342
SBA Communications Corp., Class A	16	3,488
Simon Property Group, Inc.	60	9,430
Sun Communities, Inc.	17	2,204
UDR, Inc.	47	1,762
Ventas, Inc.	67	2,902
VICI Properties, Inc., Class A	201	5,976
Welltower, Inc.	105	9,797
Weyerhaeuser Co.	160	5,755
WP Carey, Inc.	44	2,477

		380,307

Total Financial		4,788,159

Industrial — 6.7%
Aerospace/Defense — 0.5%
Boeing Co. (The) (a)	108	20,892
General Dynamics Corp.	50	14,118

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Aerospace/Defense — continued
HEICO Corp.	4	723
HEICO Corp., Class A	9	1,413
Howmet Aerospace, Inc.	65	4,448
L3Harris Technologies, Inc.	36	7,647
Lockheed Martin Corp.	43	19,549
Northrop Grumman Corp.	28	13,298
RTX Corp.	274	26,712
TransDigm Group, Inc.	10	11,714

		120,514

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	25	5,126
Carrier Global Corp.	156	9,074
Fortune Brands Innovations, Inc.	27	2,287
Johnson Controls International plc, (Ireland)	145	9,457
Lennox International, Inc.	4	2,087
Martin Marietta Materials, Inc.	14	8,571
Masco Corp.	36	2,877
Owens Corning	21	3,583
Trane Technologies plc, (Ireland)	44	13,358
Vulcan Materials Co.	30	8,270

		64,690

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	43	7,830
Eaton Corp. plc	80	24,959
Emerson Electric Co.	114	12,936

		45,725

Electronics — 0.6%
Allegion plc, (Ireland)	7	1,000
Amphenol Corp., Class A	275	31,672
Fortive Corp.	69	5,936
Garmin Ltd., (Switzerland)	24	3,541
Honeywell International, Inc.	129	26,527
Hubbell, Inc., Class B	11	4,483
Jabil, Inc.	62	8,270
Keysight Technologies, Inc. (a)	82	12,793
Mettler-Toledo International, Inc. (a)	13	16,901
TE Connectivity Ltd.	145	21,077
Trimble, Inc. (a)	112	7,224

		139,424

Engineering & Construction — 0.0% (g)
AECOM	25	2,436
Jacobs Solutions, Inc.	32	4,876

		7,312

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	32	2,760
Republic Services, Inc., Class A	54	10,323
Veralto Corp.	38	3,413
Waste Connections, Inc., (Canada)	58	9,901
Waste Management, Inc.	87	18,466

		44,863

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	12	3,413
Stanley Black & Decker, Inc.	30	2,910

		6,323

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	98	35,970
Vertiv Holdings Co., Class A	68	5,572

		41,542

Machinery - Diversified — 0.3%
CNH Industrial NV, (United Kingdom)	233	3,013
Deere & Co.	52	21,388
Dover Corp.	26	4,632
Graco, Inc.	20	1,914
IDEX Corp.	12	2,931
Ingersoll Rand, Inc.	82	7,823
Nordson Corp.	5	1,358
Otis Worldwide Corp.	69	6,816
Rockwell Automation, Inc.	22	6,459
Toro Co. (The)	18	1,623
Westinghouse Air Brake Technologies Corp.	41	5,987
Xylem, Inc.	49	6,272

		70,216

Miscellaneous Manufacturers — 0.4%
3M Co.	103	10,948
AO Smith Corp.	19	1,718
Axon Enterprise, Inc. (a)	13	4,007
Carlisle Cos., Inc.	10	3,864
General Electric Co.	213	37,327
Illinois Tool Works, Inc.	53	14,176
Parker-Hannifin Corp.	26	14,370
Teledyne Technologies, Inc. (a)	21	9,128
Textron, Inc.	40	3,830

		99,368

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	514	4,893
Ball Corp.	66	4,467
Crown Holdings, Inc.	19	1,527
Packaging Corp. of America	25	4,775
Westrock Co.	71	3,529

		19,191

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	10	2,966

Transportation — 4.0%
CH Robinson Worldwide, Inc.	24	1,831
CSX Corp.	8,192	303,668
Expeditors International of Washington, Inc.	28	3,456
FedEx Corp.	49	14,173
JB Hunt Transport Services, Inc.	17	3,434
Knight-Swift Transportation Holdings, Inc., Class A	38	2,094
Norfolk Southern Corp.	45	11,539
Old Dominion Freight Line, Inc.	36	7,886

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
Union Pacific Corp.	120	29,398
United Parcel Service, Inc., Class B	3,971	590,251

		967,730

Total Industrial		1,629,864

Technology — 28.0%
Computers — 6.2%
Accenture plc, (Ireland), Class A	122	42,351
Apple, Inc.	7,084	1,214,804
Cognizant Technology Solutions Corp., Class A	115	8,431
Crowdstrike Holdings, Inc., Class A (a)	138	44,099
Dell Technologies, Inc., Class C	121	13,776
EPAM Systems, Inc. (a)	11	3,067
Fortinet, Inc. (a)	390	26,631
Hewlett Packard Enterprise Co.	640	11,339
HP, Inc.	497	15,027
International Business Machines Corp.	182	34,664
Leidos Holdings, Inc.	30	3,897
NetApp, Inc.	100	10,490
Seagate Technology Holdings plc	98	9,099
Super Micro Computer, Inc. (a)	24	24,537
Western Digital Corp. (a)	160	10,901
Zscaler, Inc. (a)	53	10,127

		1,483,240

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	22	6,666

Semiconductors — 9.2%
Advanced Micro Devices, Inc. (a)	786	141,848
Analog Devices, Inc.	244	48,243
Applied Materials, Inc.	405	83,535
Broadcom, Inc.	217	288,237
Entegris, Inc.	71	9,997
Intel Corp.	2,053	90,668
KLA Corp.	65	45,601
Lam Research Corp.	64	62,271
Lattice Semiconductor Corp. (a)	60	4,682
Marvell Technology, Inc.	422	29,887
Microchip Technology, Inc.	261	23,446
Micron Technology, Inc.	541	63,740
Monolithic Power Systems, Inc.	23	15,426
NVIDIA Corp.	1,198	1,082,812
NXP Semiconductors NV, (Netherlands)	126	31,231
ON Semiconductor Corp. (a)	208	15,294
Qorvo, Inc. (a)	44	5,014
QUALCOMM, Inc.	547	92,610
Skyworks Solutions, Inc.	80	8,717
Teradyne, Inc.	63	7,108
Texas Instruments, Inc.	444	77,270

		2,227,637

Software — 12.6%
Adobe, Inc. (a)	272	137,182

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Akamai Technologies, Inc. (a)	28	3,013
ANSYS, Inc. (a)	52	18,190
AppLovin Corp., Class A (a)	108	7,451
Aspen Technology, Inc. (a)	16	3,492
Atlassian Corp., (Australia), Class A (a)	94	18,287
Autodesk, Inc. (a)	128	33,332
Bentley Systems, Inc., Class B	115	5,988
BILL Holdings, Inc. (a)	54	3,723
Broadridge Financial Solutions, Inc.	27	5,480
Cadence Design Systems, Inc. (a)	163	50,841
Cloudflare, Inc., Class A (a)	57	5,499
Confluent, Inc., Class A (a)	104	3,183
Datadog, Inc., Class A (a)	165	20,435
Dayforce, Inc. (a)	23	1,539
DocuSign, Inc., Class A (a)	119	7,077
Dropbox, Inc., Class A (a)	138	3,357
Dynatrace, Inc. (a)	165	7,676
Electronic Arts, Inc.	53	7,044
Fair Isaac Corp. (a)	14	17,733
Fidelity National Information Services, Inc.	357	26,455
Fiserv, Inc. (a)	394	63,026
HubSpot, Inc. (a)	30	18,613
Intuit, Inc.	170	110,283
Jack Henry & Associates, Inc.	39	6,840
Manhattan Associates, Inc. (a)	34	8,574
Microsoft Corp.	4,249	1,787,695
MongoDB, Inc., Class A (a)	14	4,925
MSCI, Inc., Class A	48	27,089
Oracle Corp.	992	124,624
Palantir Technologies, Inc., Class A (a)	1,123	25,839
Paychex, Inc.	62	7,554
Paycom Software, Inc.	9	1,697
PTC, Inc. (a)	71	13,478
ROBLOX Corp., Class A (a)	84	3,197
Roper Technologies, Inc.	66	37,053
Salesforce, Inc.	586	176,491
Samsara, Inc., Class A (a)	105	3,968
ServiceNow, Inc. (a)	124	94,188
Snowflake, Inc., Class A (a)	53	8,610
SS&C Technologies Holdings, Inc.	56	3,592
Synopsys, Inc. (a)	92	52,344
Take-Two Interactive Software, Inc. (a)	34	4,988
Twilio, Inc., Class A (a)	27	1,667
Tyler Technologies, Inc. (a)	26	10,881
UiPath, Inc., Class A (a)	232	5,248
Unity Software, Inc. (a)	138	3,696
Veeva Systems, Inc., Class A (a)	27	6,233
Workday, Inc., Class A (a)	126	34,469
Zoom Video Communications, Inc., Class A (a)	148	9,703

		3,043,542

Total Technology		6,761,085

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Utilities — 0.8%
Electric — 0.8%
AES Corp. (The)	91	1,625
Alliant Energy Corp.	22	1,134
Ameren Corp.	52	3,820
American Electric Power Co., Inc.	111	9,583
CenterPoint Energy, Inc.	86	2,453
CMS Energy Corp.	39	2,352
Consolidated Edison, Inc.	90	8,216
Constellation Energy Corp.	61	11,332
Dominion Energy, Inc.	162	7,985
DTE Energy Co.	46	5,158
Duke Energy Corp.	157	15,205
Edison International	68	4,820
Entergy Corp.	59	6,207
Evergy, Inc.	39	2,071
Eversource Energy	61	3,636
Exelon Corp.	206	7,726
FirstEnergy Corp.	85	3,278
NextEra Energy, Inc.	390	24,951
NRG Energy, Inc.	41	2,742
PG&E Corp.	386	6,461
PPL Corp.	85	2,333
Public Service Enterprise Group, Inc.	102	6,821
Sempra	120	8,613
Southern Co. (The)	230	16,527
Vistra Corp.	67	4,662
WEC Energy Group, Inc.	51	4,193
Xcel Energy, Inc.	102	5,492

		179,396

Gas — 0.0% (g)
Atmos Energy Corp.	23	2,729
NiSource, Inc.	33	900

		3,629

Water — 0.0% (g)
American Water Works Co., Inc.	28	3,457
Essential Utilities, Inc.	19	722

		4,179

Total Utilities		187,204

Total Common Stocks (Cost $16,800,943)		23,934,980

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 4.68%, 03/29/2024	9,976	9,976
Barclays SA, 4.68%, 03/29/2024	2,499	2,499
Citibank NA, 4.68%, 03/29/2024	56,333	56,333
Royal Bank of Canada, 4.68%, 03/29/2024	11,512	11,512
Sumitomo Mitsui Banking Corp., 4.68%, 03/29/2024	66,218	66,218
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024	12,881	12,881

Total Short-Term Investments (Cost $159,419)		159,419

Total Investments — 99.9% (Cost - $16,960,362) *		24,094,399
Other Assets in Excess of Liabilities — 0.1%		29,071

NET ASSETS — 100.0%		$24,123,470

Percentages indicated are based on net assets.

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	8	06/2024	USD	84	2
E-mini Consumer Staples Select Sector Index	24	06/2024	USD	1,837	31
E-mini Energy Select Sector Index	21	06/2024	USD	1,971	130
E-mini Financial Select Sector Index	68	06/2024	USD	8,600	336
E-mini Health Care Select Sector Index	47	06/2024	USD	7,030	73
E-mini Russell 2000 Index	2	06/2024	USD	211	4
E-mini Technology Select Sector Index	44	06/2024	USD	9,388	(30)
Micro E-mini NASDAQ 100 Index	369	06/2024	USD	13,611	23
NASDAQ 100 E-mini Index	7	06/2024	USD	2,569	17
S&P 500 E-mini Index	463	06/2024	USD	120,938	1,954

Total unrealized appreciation (depreciation)					2,540

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2024

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	14.5%
Software	12.6%
Semiconductors	9.2%
Banks	7.8%
Pharmaceuticals	7.3%
Computers	6.2%
Insurance	5.3%
Diversified Financial Services	4.8%
Transportation	4.0%
Healthcare - Services	3.7%
Healthcare - Products	3.0%
Oil & Gas	3.0%
Beverages	2.1%
Retail	1.7%
Oil & Gas Services	1.6%
REITS	1.6%
Commercial Services	1.4%
Telecommunications	1.0%
Others (Each less than 1.0%)	8.5%
Short-Term Investments	0.7%

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — 98.1%
Austria — 0.2%
Erste Group Bank AG	396		17,649
OMV AG	123		5,845
Verbund AG	50		3,622
voestalpine AG	216		6,055

			33,171

Belgium — 1.8%
Ageas SA	353		16,369
Anheuser-Busch InBev SA	2,825		171,989
D’ieteren Group	4		947
Elia Group SA	22		2,343
Groupe Bruxelles Lambert NV	101		7,664
KBC Group NV	288		21,628
Lotus Bakeries NV	—	(h)	792
Sofina SA	18		3,937
Syensqo SA (a)	137		13,009
UCB SA	112		13,813
Umicore SA	388		8,356
Warehouses De Pauw CVA	36		1,021

			261,868

Chile — 0.1%
Antofagasta plc	831		21,343

China — 0.0% (g)
Silergy Corp.	137		1,401

Denmark — 8.3%
AP Moller - Maersk A/S, Class A	3		3,440
AP Moller - Maersk A/S, Class B	4		4,964
Carlsberg A/S, Class B	320		43,858
Coloplast A/S, Class B	25		3,410
Danske Bank A/S	795		23,873
Demant A/S (a)	20		996
DSV A/S	159		25,875
Genmab A/S (a)	111		33,272
Novo Nordisk A/S, Class B	7,717		989,857
Novonesis, Class B	691		40,633
Orsted A/S (a) (e)	138		7,696
Pandora A/S	95		15,284
ROCKWOOL A/S, Class B (a)	8		2,748
Tryg A/S	772		15,915
Vestas Wind Systems A/S (a)	918		25,596

			1,237,417

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — 1.2%
Elisa OYJ	29	1,275
Fortum OYJ	328	4,050
Kesko OYJ, Class B	55	1,026
Kone OYJ, Class B	308	14,343
Metso OYJ	601	7,144
Neste OYJ	86	2,327
Nokia OYJ	1,068	3,790
Nordea Bank Abp	3,662	41,398
Orion OYJ, Class B	99	3,675
Sampo OYJ, Class A	998	42,581
Stora Enso OYJ, Class R	1,076	14,956
UPM-Kymmene OYJ	988	32,907
Wartsila OYJ Abp	432	6,568

		176,040

France — 12.4%
Accor SA	38	1,773
Aeroports de Paris SA	31	4,288
Air Liquide SA	971	202,042
Airbus SE	541	99,607
Alstom SA	261	3,981
Amundi SA (e)	70	4,819
Arkema SA	111	11,716
AXA SA	4,016	150,809
BioMerieux	8	933
BNP Paribas SA	1,192	84,848
Bollore SE	145	970
Bouygues SA	176	7,173
Bureau Veritas SA	269	8,208
Capgemini SE	31	7,175
Carrefour SA	115	1,965
Cie de Saint-Gobain SA,	415	32,185
Cie Generale des Etablissements Michelin SCA	137	5,247
Covivio SA	11	569
Credit Agricole SA	1,232	18,375
Danone SA	130	8,383
Dassault Aviation SA	19	4,170
Dassault Systemes SE	134	5,947
Edenred SE	288	15,364
Eiffage SA	68	7,665
Engie SA	1,338	22,416
EssilorLuxottica SA	59	13,418
Eurazeo SE	49	4,323
Gecina SA	10	987
Getlink SE	323	5,497
Hermes International SCA	35	90,682
Ipsen SA	33	3,947
Kering SA	83	33,040
Klepierre SA	44	1,137
La Francaise des Jeux SAEM (e)	21	867
Legrand SA	239	25,331

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
L’Oreal SA	48	22,919
LVMH Moet Hennessy Louis Vuitton SE	309	278,400
Orange SA	376	4,426
Pernod Ricard SA	665	107,719
Publicis Groupe SA	46	5,012
Remy Cointreau SA	75	7,573
Renault SA	158	7,962
Rexel SA	206	5,564
Safran SA	312	70,737
Sanofi SA	1,008	98,106
Sartorius Stedim Biotech (a)	6	1,682
Schneider Electric SE	495	111,858
SEB SA	5	656
Societe Generale SA	833	22,319
Sodexo SA	18	1,526
Teleperformance SE	52	5,032
Thales SA	88	14,953
TotalEnergies SE	1,813	124,749
Unibail-Rodamco-Westfield (a)	24	1,911
Veolia Environnement SA	507	16,482
Vinci SA	455	58,394
Vivendi SE	135	1,470
Worldline SA (a) (e)	273	3,374

		1,862,681

Germany — 13.8%
adidas AG	181	40,552
Allianz SE (Registered)	866	259,537
BASF SE	1,652	94,430
Bayer AG (Registered)	870	26,651
Bayerische Motoren Werke AG	259	29,872
Bechtle AG	16	861
Beiersdorf AG	20	2,932
Brenntag SE	121	10,196
Carl Zeiss Meditec AG	8	1,004
Commerzbank AG	1,215	16,694
Continental AG	22	1,594
Covestro AG (a) (e)	350	19,134
Daimler Truck Holding AG	487	24,690
Delivery Hero SE (a) (e)	35	1,011
Deutsche Bank AG (Registered)	2,234	35,182
Deutsche Boerse AG	219	44,839
Deutsche Lufthansa AG (Registered) (a)	541	4,250
Deutsche Post AG	901	38,839
Deutsche Telekom AG (Registered)	651	15,800
E.ON SE	1,646	22,909
Evonik Industries AG	431	8,534
Fresenius Medical Care AG	41	1,592
Fresenius SE & Co. KGaA	85	2,298
GEA Group AG	148	6,250
Hannover Rueck SE	133	36,511
Heidelberg Materials AG	241	26,547

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Henkel AG & Co. KGaA	26	1,849
Infineon Technologies AG	262	8,924
Knorr-Bremse AG	66	4,999
LEG Immobilien SE (a)	15	1,278
Mercedes-Benz Group AG	658	52,409
Merck KGaA	114	20,183
MTU Aero Engines AG	49	12,514
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	302	147,256
Nemetschek SE	223	22,048
Puma SE	119	5,364
Rational AG	5	3,995
Rheinmetall AG	40	22,421
RWE AG	461	15,677
SAP SE	4,028	784,296
Scout24 SE (e)	15	1,144
Siemens AG (Registered)	691	131,966
Siemens Energy AG (a)	472	8,667
Siemens Healthineers AG (a) (e)	56	3,452
Symrise AG, Class A	246	29,435
Talanx AG	143	11,326
Volkswagen AG	26	3,963
Vonovia SE	147	4,353
Zalando SE (a) (e)	45	1,281

		2,071,509

Hong Kong — 0.4%
Prudential plc	6,785	63,636

Ireland — 1.8%
AerCap Holdings NV (a)	183	15,866
AIB Group plc	1,818	9,227
Bank of Ireland Group plc	1,223	12,486
CRH plc	1,463	126,234
DCC plc	116	8,440
Experian plc	1,071	46,664
Flutter Entertainment plc (a)	81	16,151
Kerry Group plc, Class A	33	2,805
Kingspan Group plc	142	12,906
Smurfit Kappa Group plc	483	22,024

		272,803

Italy — 2.8%
Amplifon SpA	25	924
Assicurazioni Generali SpA	2,240	56,712
Banco BPM SpA	1,396	9,286
Davide Campari-Milano NV	2,003	20,126
DiaSorin SpA	4	432
Enel SpA	5,941	39,223
Eni SpA	1,835	29,060
Ferrari NV	103	45,090
FinecoBank Banca Fineco SpA	704	10,549
Infrastrutture Wireless Italiane SpA (e)	69	788

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Italy — continued
Intesa Sanpaolo SpA	16,852	61,180
Leonardo SpA	278	6,990
Mediobanca Banca di Credito Finanziario SpA	588	8,763
Moncler SpA	231	17,221
Nexi SpA (a) (e)	682	4,320
Poste Italiane SpA (e)	1,012	12,675
Prysmian SpA	245	12,773
Recordati Industria Chimica e Farmaceutica SpA	93	5,134
Snam SpA	1,542	7,281
Telecom Italia SpA (a)	1,908	463
Terna — Rete Elettrica Nazionale	1,052	8,695
UniCredit SpA	1,777	67,471

		425,156

Japan — 5.1%
Advantest Corp.	146	6,486
Aeon Co. Ltd.	124	2,932
AGC, Inc.	38	1,375
Aisin Corp.	28	1,161
Ajinomoto Co., Inc.	89	3,335
ANA Holdings, Inc.	30	621
Asahi Group Holdings Ltd.	91	3,353
Asahi Intecc Co. Ltd.	40	706
Asahi Kasei Corp.	236	1,731
Astellas Pharma, Inc.	345	3,704
Azbil Corp.	21	592
Bandai Namco Holdings, Inc.	114	2,119
Bridgestone Corp.	109	4,818
Brother Industries Ltd.	43	799
Canon, Inc.	190	5,670
Capcom Co. Ltd.	66	1,240
Central Japan Railway Co.	147	3,651
Chiba Bank Ltd. (The)	98	818
Chubu Electric Power Co., Inc.	121	1,585
Chugai Pharmaceutical Co. Ltd.	128	4,888
Concordia Financial Group Ltd.	203	1,022
Dai Nippon Printing Co. Ltd.	41	1,243
Daifuku Co. Ltd.	58	1,393
Dai-ichi Life Holdings, Inc.	179	4,573
Daiichi Sankyo Co. Ltd.	352	11,191
Daikin Industries Ltd.	50	6,854
Daito Trust Construction Co. Ltd.	12	1,335
Daiwa House Industry Co. Ltd.	112	3,346
Daiwa Securities Group, Inc.	252	1,917
Denso Corp.	359	6,881
Dentsu Group, Inc.	39	1,077
Disco Corp.	18	6,397
East Japan Railway Co.	172	3,298
Eisai Co. Ltd.	48	1,981
ENEOS Holdings, Inc.	545	2,623
FANUC Corp.	181	5,058
Fast Retailing Co. Ltd.	33	10,317

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Fuji Electric Co. Ltd.	24		1,617
FUJIFILM Holdings Corp.	213		4,790
Fujitsu Ltd.	336		5,377
GLP J-REIT	1		732
Hamamatsu Photonics KK	27		948
Hankyu Hanshin Holdings, Inc.	44		1,254
Hikari Tsushin, Inc.	4		715
Hirose Electric Co. Ltd.	6		617
Hitachi Construction Machinery Co. Ltd.	20		603
Hitachi Ltd.	176		16,110
Honda Motor Co. Ltd.	878		10,869
Hoshizaki Corp.	20		733
Hoya Corp.	67		8,417
Hulic Co. Ltd.	75		766
Ibiden Co. Ltd.	21		941
Idemitsu Kosan Co. Ltd.	193		1,323
Iida Group Holdings Co. Ltd.	31		401
Inpex Corp.	183		2,788
Isuzu Motors Ltd.	111		1,498
ITOCHU Corp.	226		9,709
Japan Airlines Co. Ltd.	27		509
Japan Exchange Group, Inc.	96		2,606
Japan Metropolitan Fund Invest	1		839
Japan Post Bank Co. Ltd.	277		2,974
Japan Post Holdings Co. Ltd.	396		3,994
Japan Post Insurance Co. Ltd.	37		707
Japan Real Estate Investment Corp.	—	(h)	866
Japan Tobacco, Inc.	228		6,084
JFE Holdings, Inc.	109		1,803
JSR Corp. (a)	34		976
Kajima Corp.	81		1,652
Kansai Electric Power Co., Inc. (The)	132		1,889
KAO Corp.	89		3,322
Kawasaki Kisen Kaisha Ltd.	75		1,005
KDDI Corp.	285		8,415
KDX Realty Investment Corp., Class A	1		823
Keisei Electric Railway Co. Ltd.	26		1,070
Keyence Corp.	37		17,224
Kikkoman Corp.	129		1,656
Kintetsu Group Holdings Co. Ltd.	35		1,014
Kirin Holdings Co. Ltd.	147		2,041
Kobe Bussan Co. Ltd.	29		713
Koito Manufacturing Co. Ltd.	39		524
Komatsu Ltd.	176		5,214
Konami Group Corp.	19		1,315
Kubota Corp.	192		3,008
Kyocera Corp.	244		3,267
Kyowa Kirin Co. Ltd.	50		903
Lasertec Corp.	14		4,076
LY Corp.	507		1,283
M3, Inc.	83		1,193

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Makita Corp.	43		1,219
Marubeni Corp.	272		4,716
MatsukiyoCocokara & Co.	66		1,058
Mazda Motor Corp.	109		1,261
McDonald’s Holdings Co. Japan Ltd.	16		719
MEIJI Holdings Co. Ltd.	44		958
MINEBEA MITSUMI, Inc.	69		1,359
MISUMI Group, Inc.	55		763
Mitsubishi Chemical Group Corp.	243		1,478
Mitsubishi Corp.	656		15,163
Mitsubishi Electric Corp.	368		6,155
Mitsubishi Estate Co. Ltd.	213		3,888
Mitsubishi HC Capital, Inc.	151		1,052
Mitsubishi Heavy Industries Ltd.	611		5,538
Mitsubishi UFJ Financial Group, Inc.	2,113		21,502
Mitsui & Co. Ltd.	247		11,524
Mitsui Chemicals, Inc.	33		968
Mitsui Fudosan Co. Ltd.	506		5,453
Mitsui OSK Lines Ltd.	65		1,977
Mizuho Financial Group, Inc.	459		9,071
MonotaRO Co. Ltd.	47		560
MS&AD Insurance Group Holdings, Inc.	243		4,296
Murata Manufacturing Co. Ltd.	328		6,129
NEC Corp.	47		3,409
Nexon Co. Ltd.	65		1,087
Nidec Corp.	80		3,309
Nintendo Co. Ltd.	198		10,782
Nippon Building Fund, Inc.	—	(h)	1,172
NIPPON EXPRESS HOLDINGS, Inc.	14		715
Nippon Paint Holdings Co. Ltd.	180		1,297
Nippon Prologis REIT, Inc.	—	(h)	782
Nippon Sanso Holdings Corp.	33		1,048
Nippon Steel Corp.	163		3,925
Nippon Telegraph & Telephone Corp.	5,682		6,768
Nippon Yusen KK	87		2,399
Nissan Chemical Corp.	24		894
Nissan Motor Co. Ltd.	458		1,814
Nissin Foods Holdings Co. Ltd.	38		1,042
Nitori Holdings Co. Ltd.	15		2,319
Nitto Denko Corp.	27		2,478
Nomura Holdings, Inc.	570		3,647
Nomura Real Estate Holdings, Inc.	20		576
Nomura Real Estate Master Fund, Inc.	1		808
Nomura Research Institute Ltd.	73		2,062
NTT Data Group Corp.	119		1,886
Obayashi Corp.	124		1,477
Obic Co. Ltd.	13		2,024
Odakyu Electric Railway Co. Ltd.	59		806
Olympus Corp.	230		3,306
Omron Corp.	33		1,192
Ono Pharmaceutical Co. Ltd.	69		1,129

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Oracle Corp. Japan	7	534
Oriental Land Co. Ltd.	208	6,647
ORIX Corp.	224	4,888
Osaka Gas Co. Ltd.	72	1,611
Otsuka Corp.	43	904
Otsuka Holdings Co. Ltd.	80	3,323
Pan Pacific International Holdings Corp.	72	1,916
Panasonic Holdings Corp.	421	4,016
Rakuten Group, Inc.	286	1,622
Recruit Holdings Co. Ltd.	274	12,035
Renesas Electronics Corp.	280	4,984
Resona Holdings, Inc.	403	2,484
Ricoh Co. Ltd.	106	941
Rohm Co. Ltd.	65	1,046
SBI Holdings, Inc.	47	1,238
SCREEN Holdings Co. Ltd.	16	2,010
SCSK Corp.	29	539
Secom Co. Ltd.	40	2,880
Seiko Epson Corp.	55	967
Sekisui Chemical Co. Ltd.	72	1,052
Sekisui House Ltd.	114	2,599
Seven & i Holdings Co. Ltd.	430	6,266
SG Holdings Co. Ltd.	62	780
Sharp Corp. (a)	49	271
Shimadzu Corp.	45	1,248
Shimano, Inc.	15	2,187
Shimizu Corp.	107	692
Shin-Etsu Chemical Co. Ltd.	343	15,040
Shionogi & Co. Ltd.	47	2,392
Shiseido Co. Ltd.	76	2,094
Shizuoka Financial Group, Inc.	88	833
SMC Corp.	11	6,149
SoftBank Corp.	547	7,039
SoftBank Group Corp.	196	11,622
Sompo Holdings, Inc.	170	3,565
Sony Group Corp.	240	20,606
Square Enix Holdings Co. Ltd.	16	613
Subaru Corp.	117	2,654
SUMCO Corp.	67	1,066
Sumitomo Corp.	199	4,784
Sumitomo Electric Industries Ltd.	134	2,083
Sumitomo Metal Mining Co. Ltd.	47	1,392
Sumitomo Mitsui Financial Group, Inc.	242	14,127
Sumitomo Mitsui Trust Holdings, Inc.	125	2,689
Sumitomo Realty & Development Co. Ltd.	54	2,019
Suntory Beverage & Food Ltd.	26	876
Suzuki Motor Corp.	299	3,416
Sysmex Corp.	96	1,713
T&D Holdings, Inc.	95	1,655
Taisei Corp.	33	1,192
Takeda Pharmaceutical Co. Ltd.	301	8,369

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
TDK Corp.	74	3,629
Terumo Corp.	257	4,695
TIS, Inc.	43	912
Tobu Railway Co. Ltd.	36	898
Toho Co. Ltd.	21	691
Tokio Marine Holdings, Inc.	343	10,742
Tokyo Electric Power Co. Holdings, Inc. (a)	291	1,768
Tokyo Electron Ltd.	90	23,362
Tokyo Gas Co. Ltd.	73	1,653
Tokyu Corp.	96	1,173
TOPPAN Holdings, Inc.	44	1,098
Toray Industries, Inc.	264	1,266
TOTO Ltd.	27	754
Toyota Industries Corp.	28	2,930
Toyota Motor Corp.	2,018	51,015
Toyota Tsusho Corp.	41	2,795
Trend Micro, Inc.	26	1,295
Unicharm Corp.	76	2,429
USS Co. Ltd.	76	632
West Japan Railway Co.	83	1,721
Yakult Honsha Co. Ltd.	49	1,004
Yamaha Corp.	26	563
Yamaha Motor Co. Ltd.	168	1,548
Yamato Holdings Co. Ltd.	53	763
Yaskawa Electric Corp.	45	1,924
Yokogawa Electric Corp.	44	1,018
Zensho Holdings Co. Ltd.	17	724
ZOZO, Inc.	26	650

		757,543

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	189	4,582

Luxembourg — 0.2%
ArcelorMittal SA	947	26,019
Eurofins Scientific SE	27	1,734
Tenaris SA	97	1,908

		29,661

Netherlands — 9.9%
ABN AMRO Bank NV, CVA (e)	548	9,385
Adyen NV (a) (e)	25	42,303
Aegon Ltd.	3,210	19,581
Akzo Nobel NV	316	23,616
Argenx SE (a)	12	4,685
ASM International NV	47	28,505
ASML Holding NV	955	925,981
ASR Nederland NV	350	17,174
BE Semiconductor Industries NV	243	37,185
Euronext NV (e)	99	9,400
EXOR NV	108	11,978
Heineken Holding NV	422	34,050
Heineken NV	937	90,325

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
IMCD NV	52	9,109
ING Groep NV	3,830	63,056
JDE Peet’s NV	19	394
Koninklijke Ahold Delhaize NV	191	5,726
Koninklijke KPN NV	672	2,513
Koninklijke Philips NV	156	3,123
NN Group NV	599	27,638
OCI NV	194	5,322
Prosus NV (a)	294	9,191
QIAGEN NV (a)	45	1,904
Randstad NV	99	5,216
Stellantis NV	1,817	51,612
Universal Music Group NV	165	4,950
Wolters Kluwer NV	226	35,421

		1,479,343

Norway — 0.6%
Adevinta ASA, Class B (a)	69	728
Aker BP ASA	64	1,613
DNB Bank ASA	1,066	21,190
Equinor ASA	753	20,186
Gjensidige Forsikring ASA	438	6,357
Kongsberg Gruppen ASA	81	5,619
Mowi ASA	93	1,711
Norsk Hydro ASA	2,459	13,512
Orkla ASA	141	998
Salmar ASA	13	872
Telenor ASA	127	1,415
Yara International ASA	306	9,711

		83,912

Portugal — 0.1%
EDP - Energias de Portugal SA	2,321	9,054
Galp Energia SGPS SA	389	6,439
Jeronimo Martins SGPS SA	57	1,128

		16,621

Spain — 2.3%
Acciona SA	20	2,401
ACS Actividades de Construccion y Servicios SA	196	8,218
Aena SME SA (e)	69	13,572
Amadeus IT Group SA	91	5,868
Banco Bilbao Vizcaya Argentaria SA	6,733	80,179
Banco Santander SA	18,669	91,190
CaixaBank SA	4,328	21,001
Cellnex Telecom SA (e)	93	3,289
EDP Renovaveis SA	225	3,047
Enagas SA	101	1,494
Endesa SA	246	4,560
Ferrovial SE	476	18,854
Grifols SA (a)	59	531
Iberdrola SA	4,516	56,089
Industria de Diseno Textil SA	220	11,097
Redeia Corp. SA	224	3,827

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — continued
Repsol SA	1,019	17,000
Telefonica SA	993	4,385

		346,602

Sweden — 2.9%
Alfa Laval AB	263	10,342
Assa Abloy AB, Class B	910	26,106
Atlas Copco AB, Class A	2,449	41,354
Atlas Copco AB, Class B	1,411	20,837
Beijer Ref AB, Class B	348	5,167
Boliden AB	507	14,069
Epiroc AB, Class A	597	11,213
Epiroc AB, Class B	354	6,000
EQT AB	430	13,624
Essity AB, Class B	123	2,911
Evolution AB (e)	37	4,560
Fastighets AB Balder, Class B (a)	131	964
Getinge AB, Class B	46	923
H & M Hennes & Mauritz AB, Class B	129	2,110
Hexagon AB, Class B	418	4,937
Holmen AB, Class B (a)	141	5,744
Husqvarna AB, Class B	317	2,714
Industrivarden AB, Class A	155	5,321
Industrivarden AB, Class C	167	5,737
Indutrade AB (a)	248	6,743
Investment AB Latour, Class B	135	3,538
Investor AB, Class B	1,996	50,079
L E Lundbergforetagen AB, Class B	88	4,771
Lifco AB, Class B	210	5,495
Nibe Industrier AB, Class B	1,364	6,709
Saab AB, Class B	74	6,576
Sagax AB, Class B	41	1,090
Sandvik AB	969	21,509
Securitas AB, Class B	450	4,643
Skandinaviska Enskilda Banken AB, Class A	1,829	24,781
Skanska AB, Class B	309	5,506
SKF AB, Class B	311	6,342
Svenska Cellulosa AB SCA, Class B	1,121	17,237
Svenska Handelsbanken AB, Class A	1,681	16,998
Swedbank AB, Class A	979	19,425
Swedish Orphan Biovitrum AB (a)	39	974
Tele2 AB, Class B	109	894
Telefonaktiebolaget LM Ericsson, Class B	589	3,166
Telia Co. AB	479	1,227
Volvo AB, Class A	166	4,564
Volvo AB, Class B	1,391	37,703
Volvo Car AB, Class B (a)	613	2,321

		436,924

Switzerland — 15.0%
ABB Ltd. (Registered)	1,455	67,487
Adecco Group AG (Registered)	146	5,784
Alcon, Inc.	100	8,296

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Avolta AG (a)	20		821
Bachem Holding AG, Class B	7		648
Baloise Holding AG (Registered)	101		15,877
Banque Cantonale Vaudoise (Registered)	34		3,994
Barry Callebaut AG (Registered)	7		10,579
BKW AG	16		2,415
Chocoladefabriken Lindt & Spruengli AG	2		23,351
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	26,661
Cie Financiere Richemont SA, Class A (Registered)	602		91,687
Clariant AG (Registered) (a)	398		5,380
Coca-Cola HBC AG (a)	773		24,437
DSM-Firmenich AG	344		39,158
EMS-Chemie Holding AG (Registered)	13		9,977
Geberit AG (Registered)	30		17,902
Givaudan SA (Registered)	17		76,111
Glencore plc	21,862		119,970
Helvetia Holding AG (Registered)	82		11,328
Holcim AG (a)	965		87,397
Julius Baer Group Ltd.	237		13,769
Kuehne + Nagel International AG (Registered)	49		13,736
Logitech International SA (Registered)	33		2,953
Lonza Group AG (Registered)	15		8,941
Nestle SA (Registered)	5,454		579,463
Novartis AG (Registered)	1,816		175,864
Partners Group Holding AG	26		37,375
Roche Holding AG	651		166,545
Sandoz Group AG (a)	363		10,946
Schindler Holding AG	38		9,477
Schindler Holding AG (Registered)	21		5,027
SGS SA (Registered) (a)	136		13,246
SIG Group AG (a)	566		12,556
Sika AG (Registered)	282		83,980
Sonova Holding AG (Registered)	10		2,945
STMicroelectronics NV	137		5,910
Straumann Holding AG (Registered)	22		3,575
Swatch Group AG (The)	32		7,553
Swatch Group AG (The) (Registered)	59		2,677
Swiss Life Holding AG (Registered)	65		45,741
Swiss Prime Site AG (Registered)	16		1,466
Swiss Re AG	667		85,779
Swisscom AG (Registered) (a)	5		3,178
Temenos AG (Registered)	13		919
UBS Group AG (Registered)	3,791		116,744
VAT Group AG (e)	25		12,717
Zurich Insurance Group AG	324		174,781

			2,247,123

Taiwan — 2.0%
Alchip Technologies Ltd.	31		3,098
ASE Technology Holding Co. Ltd.	1,292		6,271
eMemory Technology, Inc.	27		2,027
Global Unichip Corp.	40		1,524

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Globalwafers Co. Ltd.	91	1,580
MediaTek, Inc.	641	23,226
Nanya Technology Corp.	521	1,100
Novatek Microelectronics Corp.	243	4,474
Powerchip Semiconductor Manufacturing Corp. (a)	1,282	1,038
Realtek Semiconductor Corp.	205	3,570
Taiwan Semiconductor Manufacturing Co. Ltd.	10,378	248,618
United Microelectronics Corp.	4,747	7,709
Vanguard International Semiconductor Corp.	379	1,005
Winbond Electronics Corp.	1,317	1,111

		306,351

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 17.2%
3i Group plc	1,372	48,653
abrdn plc	2,619	4,665
Admiral Group plc	642	23,000
Anglo American plc	2,679	66,012
Ashtead Group plc	510	36,294
Associated British Foods plc	155	4,897
AstraZeneca plc	1,771	237,959
Auto Trader Group plc (e)	418	3,692
Aviva plc	6,753	42,372
BAE Systems plc	3,550	60,512
Barclays plc	21,364	49,513
Barratt Developments plc	447	2,683
Berkeley Group Holdings plc	49	2,933
BP plc	18,678	117,173
British American Tobacco plc	921	27,964
BT Group plc, Class A	2,943	4,072
Bunzl plc	392	15,073
Burberry Group plc	493	7,539
Centrica plc	2,457	3,960
Coca-Cola Europacific Partners plc	671	46,943
Compass Group plc	782	22,946
Croda International plc	279	17,277
Diageo plc	7,847	290,339
Endeavour Mining plc	386	7,840
Entain plc	292	2,930
GSK plc	4,702	100,954
Haleon plc	3,147	13,187
Halma plc	173	5,159
Hargreaves Lansdown plc	499	4,628
HSBC Holdings plc	27,007	211,106
Imperial Brands plc	383	8,569
Informa plc	631	6,617
InterContinental Hotels Group plc	76	7,871
Intertek Group plc	189	11,875
J Sainsbury plc	762	2,602
JD Sports Fashion plc	1,170	1,987

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Kingfisher plc	853	2,684
Land Securities Group plc	325	2,703
Legal & General Group plc	14,757	47,410
Lloyds Banking Group plc	89,614	58,608
London Stock Exchange Group plc	587	70,249
M&G plc	3,172	8,828
Melrose Industries plc	1,552	13,179
Mondi plc	930	16,388
National Grid plc	1,703	22,942
NatWest Group plc	8,044	26,943
Next plc	56	6,484
Ocado Group plc (a)	270	1,546
Pearson plc	285	3,750
Persimmon plc	147	2,440
Phoenix Group Holdings plc	1,859	12,984
Reckitt Benckiser Group plc	327	18,626
RELX plc	2,199	94,818
Rentokil Initial plc	2,943	17,499
Rio Tinto plc	2,374	150,103
Rolls-Royce Holdings plc (a)	9,825	52,860
Sage Group plc (The)	468	7,474
Schroders plc	1,137	5,400
Segro plc	584	6,653
Severn Trent plc	123	3,823
Shell plc	7,095	235,422
Smith & Nephew plc	401	5,026
Smiths Group plc	400	8,291
Spirax-Sarco Engineering plc	85	10,812
SSE plc	500	10,430
St James’s Place plc	779	4,571
Standard Chartered plc	3,185	26,999
Taylor Wimpey plc	1,620	2,801
Tesco plc	3,230	12,097
Unilever plc	1,145	57,459
United Utilities Group plc	310	4,032
Vodafone Group plc	10,540	9,348
Whitbread plc	86	3,598
Wise plc, Class A (a)	867	10,140
WPP plc	489	4,636

		2,581,852

United States — 0.0% (g)
Parade Technologies Ltd.	32	921

Total Common Stocks (Cost $11,777,560)		14,718,460

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	51	5,501
Dr Ing hc F Porsche AG (e)	93	9,286
Henkel AG & Co. KGaA	30	2,420
Porsche Automobil Holding SE	126	6,663

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Preferred Stocks — continued
Germany — continued
Sartorius AG (a)	5	2,090
Volkswagen AG	167	22,085

Total Preferred Stocks (Cost $44,504)		48,045

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE ($)
Short-Term Investments — 0.7%
Time Deposits — 0.7%
Australia & New Zealand Banking Group Ltd., 4.68%, 03/29/2024	5,325	5,325
Barclays SA, 4.68%, 03/29/2024	239	239
BNP Paribas SA, 0.52%, 04/02/2024	CHF 7,375	8,177
Brown Brothers Harriman,
2.52%, 04/02/2024	DKK 59,064	8,543
3.28%, 04/02/2024	NOK 9,547	879
Citibank NA,
2.85%, 04/02/2024	EUR 48,458	52,278
4.68%, 03/29/2024	15	15
Royal Bank of Canada,
4.15%, 04/02/2024	GBP 15,134	19,101
4.68%, 03/29/2024	692	692
Skandinaviska Enskilda Banken AB, 2.79%, 04/02/2024	SEK 44,761	4,182
Sumitomo Mitsui Banking Corp.,
(0.25%), 03/29/2024	JPY 601,158	3,972
4.68%, 03/29/2024	3,428	3,428
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024	2,117	2,117

Total Short-Term Investments (Cost $108,948)		108,948

Total Investments — 99.1% (Cost - $11,931,012) *		14,875,453
Liabilities in Excess of Other Assets — 0.9%		129,290

NET ASSETS — 100.0%		$15,004,743

Percentages indicated are based on net assets.

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,139	06/2024	EUR	60,895	1,099
FTSE 100 Index	431	06/2024	GBP	42,164	1,290
OMX Copenhagen 25 Index	103	04/2024	DKK	2,920	(18)
SGX FTSE Taiwan Index	13	04/2024	USD	896	—	(h)
STOXX 600 Insurance Index	204	06/2024	EUR	4,017	110
STOXX Europe 600 Index	640	06/2024	EUR	17,243	392
TOPIX Index	60	06/2024	JPY	10,782	116

Total unrealized appreciation (depreciation)					2,989

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

CVA	—	Dutch Certification
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.8%
Insurance	9.2%
Semiconductors	9.2%
Banks	9.1%
Beverages	5.7%
Software	5.5%
Food	4.7%
Chemicals	4.3%
Oil & Gas	3.9%
Apparel	3.1%
Building Materials	2.9%
Mining	2.7%
Auto Manufacturers	2.5%
Aerospace/Defense	2.5%
Commercial Services	2.3%
Electric	1.6%
Diversified Financial Services	1.3%
Retail	1.2%
Miscellaneous Manufacturers	1.1%
Machinery - Diversified	1.0%
Others (Each less than 1.0%)	12.7%
Short-Term Investments	0.7%

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Long Positions — 105.5%
Asset-Backed Securities — 0.7%
American Express Credit Account Master Trust, Series 2023-1, Class A, 4.87%, 05/15/2028		2,200	2,196
Anchorage Capital CLO 11 Ltd., (Cayman Islands), Series 2019-11A, Class AR, (CME Term SOFR 3 Month + 1.40%), 6.72%, 07/22/2032 (e) (aa)		1,900	1,900
Anchorage Capital CLO 28 Ltd., (Cayman Islands), Series 2024-28A, Class A, (CME Term SOFR 3 Month + 1.70%), 6.98%, 04/20/2037 (e) (aa)		2,000	1,994
Apex Credit CLO 2024-I Ltd., (Bermuda), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.80%), 7.12%, 04/20/2036 (e) (aa)		1,000	997
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.63%, 01/15/2032 (e) (aa)		3,300	3,300
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.73%, 01/16/2030 (e) (aa)		1,892	1,892
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.66%, 07/15/2032 (e) (aa)		4,300	4,296
BlueMountain CLO 2016-3 Ltd., (Cayman Islands), Series 2016-3A, Class A1R2, (CME Term SOFR 3 Month + 1.20%), 0.00%, 11/15/2030 (e) (w) (aa)		1,000	1,000
CARLYLE US CLO 2017-1 Ltd., (Cayman Islands),
Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.26%), 6.58%, 04/20/2031 (e) (aa)		1,522	1,524
Series 2018-2A, Class A1R, (CME Term SOFR 3 Month + 1.15%), 6.48%, 10/15/2031 (e) (aa)		4,100	4,100
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.53%, 10/24/2030 (e) (aa)		2,438	2,430
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.61%, 04/20/2030 (e) (aa)		3,170	3,171
Diameter Capital CLO 6 Ltd., (Cayman Islands), Series 2024-6A, Class A1, (CME Term SOFR 3 Month + 1.61%), 0.00%, 04/15/2037 (e) (aa)		2,700	2,702
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 4.60%, 04/15/2033 (e) (aa)	EUR	7,542	8,018
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (CME Term SOFR 3 Month + 1.28%), 6.60%, 04/15/2029 (e) (aa)		3,836	3,837
Generate CLO 3 Ltd., (Cayman Islands), Series 3A, Class A2R, (CME Term SOFR 3 Month + 1.83%), 0.00%, 10/20/2036 (e) (aa)		2,400	2,402
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.66%, 02/16/2028		1,850	1,835
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	227
Goldentree Loan Management US CLO 4 Ltd., (Cayman Islands), Series 2019-4A, Class ARR, (CME Term SOFR 3 Month + 1.15%), 6.48%, 04/24/2031 (e) (aa)		2,200	2,202
KKR CLO 28 Ltd., (Cayman Islands), Series 28A, Class AR, (CME Term SOFR 3 Month + 1.44%), 6.76%, 02/09/2035 (e) (aa)		1,100	1,094
KKR CLO Trust, (Cayman Islands), Series 39A, Class A, (CME Term SOFR 3 Month + 1.45%), 6.77%, 10/15/2034 (e) (aa)		600	599
Madison Park Funding XXIX Ltd., (Cayman Islands), Series 2018-29A, Class AR, (CME Term SOFR 3 Month + 1.18%), 0.00%, 10/18/2030 (e) (w) (aa)		1,500	1,500
Madison Park Funding XXVI Ltd., (Cayman Islands), Series 2017-26A, Class AR, (CME Term SOFR 3 Month + 1.46%), 6.78%, 07/29/2030 (e) (aa)		2,224	2,224
Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (CME Term SOFR 3 Month + 1.14%), 6.45%, 11/15/2028 (e) (aa)		2,467	2,468

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Marathon CLO 14 Ltd., (Cayman Islands), Series 2019-2A, Class A1AR, (CME Term SOFR 3 Month + 1.38%), 6.70%, 01/20/2033 (e) (aa)	1,400	1,401
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.62%, 10/15/2030 (e) (aa)	962	963
Mountain View CLO 2017-1 LLC, (Cayman Islands),
Series 2017-1A, Class AR, (CME Term SOFR 3 Month + 1.35%), 6.67%, 10/16/2029 (e) (aa)	596	596
Series 2017-2A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.62%, 01/16/2031 (e) (aa)	2,405	2,407
OCP CLO 2017-14 Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (CME Term SOFR 3 Month + 1.41%), 6.73%, 11/20/2030 (e) (aa)	3,552	3,556
Octagon Investment Partners 39 Ltd., (Cayman Islands), Series 2018-3A, Class AR, (CME Term SOFR 3 Month + 1.15%), 6.48%, 10/20/2030 (e) (aa)	4,000	4,002
Palmer Square CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A, (CME Term SOFR 3 Month + 1.32%), 6.64%, 04/20/2035 (e) (aa)	600	598
Regatta XIX Funding Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.64%, 04/20/2035 (e) (aa)	1,000	998
Sound Point CLO XXIII, (Cayman Islands), Series 2019-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.75%, 07/15/2034 (e) (aa)	500	498
Sycamore Tree CLO 2023-2 Ltd., (Cayman Islands), Series 2023-2A, Class AR, (CME Term SOFR 3 Month + 1.68%), 7.00%, 01/20/2037 (e) (aa)	1,600	1,600
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class AR, (CME Term SOFR 3 Month + 1.20%), 6.52%, 01/23/2032 (e) (aa)	1,000	1,000
TCW CLO 2024-1 Ltd., (Cayman Islands), Series 2024-1A, Class A1, (CME Term SOFR 3 Month + 1.60%), 6.92%, 01/16/2037 (e) (aa)	700	700
Venture CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (CME Term SOFR 3 Month + 1.32%), 6.64%, 07/15/2031 (e) (aa)	686	686
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (CME Term SOFR 3 Month + 1.21%), 6.54%, 06/20/2029 (e) (aa)	24	24
Voya CLO 2017-1 Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (CME Term SOFR 3 Month + 1.21%), 6.53%, 04/17/2030 (e) (aa)	2,964	2,966
Wellfleet CLO 2015-1 Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (CME Term SOFR 3 Month + 1.15%), 6.47%, 07/20/2029 (e) (aa)	246	246
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	1,500	1,503

Total Asset-Backed Securities (Cost $82,783)		81,652

Collateralized Mortgage Obligations — 2.3%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,655	4,537
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	411	381
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.57%, 01/15/2038 (aa)	1,038	82
Series 3680, Class SA, IF, IO, (4.89% - United States 30 Day Average SOFR), 0.00%, 06/15/2040 (aa)	2,070	92
Series 4023, Class S, IF, IO, (6.14% - United States 30 Day Average SOFR), 0.82%, 03/15/2042 (aa)	998	80
Series 4056, Class GS, IF, IO, (6.54% - United States 30 Day Average SOFR), 1.22%, 12/15/2041 (aa)	445	35
Series 4134, Class PI, IO, 3.00%, 11/15/2042	430	47
Series 4147, Class JI, IO, 3.50%, 12/15/2032	3,956	325

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 4165, Class TI, IO, 3.00%, 12/15/2042	443	28
Series 4479, Class AI, IO, 3.50%, 09/15/2025	1,667	27
Series 4598, Class IK, IO, 3.50%, 03/15/2046	570	97
Series 4710, Class EI, IO, 3.50%, 11/15/2031	2,761	185
Series 4751, Class EF, (United States 30 Day Average SOFR + 0.36%), 5.68%, 05/15/2041 (aa)	2,451	2,369
Series 4764, Class WF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 02/15/2048 (aa)	4,530	4,402
Series 4790, Class F, (United States 30 Day Average SOFR + 0.30%), 5.62%, 10/15/2043 (aa)	1,715	1,671
Series 4825, Class SE, IF, IO, (6.09% - United States 30 Day Average SOFR), 0.77%, 09/15/2048 (aa)	3,849	426
Series 4830, Class IL, IO, 4.50%, 04/15/2048	1,626	324
Series 4888, Class IB, IO, 4.00%, 03/15/2047	316	54
Series 4930, Class IP, IO, 3.50%, 09/25/2048	4,972	678
Series 4990, Class MI, IO, 4.00%, 07/25/2050	4,019	897
Series 5003, Class AS, IF, IO, (5.99% - United States 30 Day Average SOFR), 0.67%, 08/25/2050 (aa)	6,876	859
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	4,869	834
Series 5016, Class PI, IO, 3.00%, 09/25/2050	10,432	1,652
Series 5023, Class BI, IO, 2.00%, 10/25/2050	21,386	2,825
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,907	252
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,600	520
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,699	390
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,678	209
Series 5056, Class PI, IO, 2.50%, 12/25/2050	8,103	1,025
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,603	454
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,176	461
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,237	149
Series 5069, Class LI, IO, 2.50%, 02/25/2051	14,213	2,042
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,267	1,143
Series 5081, Class EI, IO, 2.50%, 03/25/2051	19,807	2,808
Series 5087, Class IL, IO, 3.00%, 03/25/2051	1,919	289
Series 5109, Class IE, IO, 2.50%, 05/25/2051	985	133
Series 5124, Class LI, IO, 4.50%, 07/25/2051	10,844	2,417
Series 5157, Class IA, IO, 3.00%, 10/25/2051	47,880	7,522
Series 5202, Class UI, IO, 3.50%, 01/25/2052	4,071	705
Series 5210, Class AI, IO, 3.50%, 01/25/2042	3,981	513
Series 5227, Class EI, IO, 4.00%, 04/25/2050	4,191	419
Series 5383, Class AF, (United States 30 Day Average SOFR + 1.00%), 5.92%, 08/15/2048 (aa)	968	976
FHLMC STRIPs,
Series 365, Class C2, IO, 4.00%, 06/15/2049	3,724	684
Series 399, Class C29, IO, 2.00%, 06/25/2052	9,884	1,310
Series 399, Class C30, IO, 2.00%, 06/25/2051	76,332	9,936
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.79% - United States 30 Day Average SOFR), 2.47%, 05/25/2037 (aa)	345	45
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	280	215
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	132	29
Series 413, Class C32, IO, 4.00%, 01/25/2039	1,337	210
Series 427, Class C77, IO, 2.50%, 09/25/2051	44,998	6,826
Series 429, Class 161, IO, 2.00%, 03/25/2051	2,926	314
Series 429, Class 162, IO, 2.00%, 03/25/2051	2,274	244
Series 429, Class 163, IO, 2.00%, 02/25/2051	539	57
Series 429, Class 164, IO, 2.00%, 03/25/2051	1,003	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.33% - United States 30 Day Average SOFR), 1.01%, 04/25/2037 (aa)	1,421	134
Series 2012-35, Class SP, IF, IO, (6.39% - United States 30 Day Average SOFR), 1.07%, 04/25/2042 (aa)	1,943	224
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	303	10
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	302	2
Series 2012-135, Class SB, IF, IO, (5.99% - United States 30 Day Average SOFR), 0.67%, 12/25/2042 (aa)	903	91
Series 2013-30, Class CA, 1.50%, 04/25/2043	1,171	952
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	237
Series 2014-34, Class US, IF, (8.37% - United States 30 Day Average SOFR), 0.00%, 06/25/2044 (aa)	67	54
Series 2014-47, Class FB, (United States 30 Day Average SOFR + 0.46%), 5.80%, 08/25/2054 (aa)	2,461	2,391
Series 2016-26, Class SY, IF, (6.77% - United States 30 Day Average SOFR), 0.00%, 11/25/2042 (aa)	514	316
Series 2016-40, Class EF, (United States 30 Day Average SOFR + 0.56%), 5.89%, 07/25/2046 (aa)	624	617
Series 2016-63, Class AS, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.57%, 09/25/2046 (aa)	1,425	159
Series 2016-68, Class WI, IO, 0.00%, 10/25/2046 (z)	3,833	176
Series 2016-71, Class NI, IO, 3.50%, 04/25/2046	732	93
Series 2017-97, Class BF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 12/25/2047 (aa)	4,444	4,333
Series 2018-67, Class HF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 09/25/2048 (aa)	2,383	2,318
Series 2018-67, Class SH, IF, IO, (6.09% - United States 30 Day Average SOFR), 0.77%, 09/25/2048 (aa)	2,993	303
Series 2018-77, Class PF, (United States 30 Day Average SOFR + 0.41%), 5.73%, 10/25/2048 (aa)	1,913	1,860
Series 2019-47, Class SI, IO, 0.00%, 08/25/2049 (z)	11,760	552
Series 2019-48, Class IB, IO, 0.67%, 06/25/2039 (z)	19,979	395
Series 2019-53, Class IA, IO, 0.00%, 09/25/2049 (z)	22,940	1,118
Series 2019-68, Class US, IF, IO, (5.89% - United States 30 Day Average SOFR), 0.57%, 11/25/2049 (aa)	5,888	722
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	578	109
Series 2020-29, Class SA, IO, 0.00%, 05/25/2050 (z)	5,019	203
Series 2020-33, Class IO, IO, 0.00%, 05/25/2050 (z)	13,659	582
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	11,957	1,846
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	10,893	1,989
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	8,286	1,357
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	9,996	1,222
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,170	481
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,513	1,234
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	11,028	1,891
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	907	159
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,540	402
Series 2021-8, Class WI, IO, 0.19%, 03/25/2051 (z)	13,105	651

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 5.53%, 03/25/2061 (aa)	8,334	8,159
Series 2021-36, Class YI, IO, 0.26%, 06/25/2061 (z)	15,112	759
Series 2021-47, Class PI, IO, 2.50%, 07/25/2051	635	78
Series 2022-52, Class IH, IO, 3.00%, 03/25/2051	10,455	1,923
Series 2024-10, Class AF, (United States 30 Day Average SOFR + 0.90%), 5.65%, 12/25/2050 (aa)	2,930	2,932
GNMA,
Series 2015-H03, Class FA, (CME Term SOFR 1 Month + 0.61%), 5.94%, 12/20/2064 (aa)	30	30
Series 2015-H33, Class FA, (CME Term SOFR 1 Month + 0.77%), 6.10%, 12/20/2065 (aa)	8,339	8,297
Series 2017-H03, Class HA, 3.00%, 01/20/2067	3,979	3,838
Series 2019-65, Class ID, IO, 4.00%, 02/20/2049	1,243	157
Series 2019-H08, Class FE, (CME Term SOFR 1 Month + 0.76%), 6.09%, 01/20/2069 (aa)	4,012	3,951
Series 2019-H16, Class FD, (CME Term SOFR 1 Month + 0.91%), 6.24%, 10/20/2069 (aa)	2,260	2,272
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	10,422	1,363
Series 2020-142, Class MT, IF, IO, (6.04% - CME Term SOFR 1 Month), 0.05%, 07/20/2047 (aa)	12,461	22
Series 2020-142, Class TN, IF, IO, (6.09% - CME Term SOFR 1 Month), 0.10%, 09/20/2047 (aa)	16,684	66
Series 2020-176, Class FW, (CME Term SOFR 1 Month + 0.41%), 4.00%, 11/20/2050 (aa)	2,578	2,332
Series 2020-H12, Class F, (CME Term SOFR 1 Month + 0.61%), 5.94%, 07/20/2070 (aa)	586	574
Series 2020-H13, Class FA, (CME Term SOFR 1 Month + 0.56%), 5.89%, 07/20/2070 (aa)	8,019	7,830
Series 2020-H14, Class FH, (CME Term SOFR 1 Month + 1.36%), 6.69%, 08/20/2070 (aa)	6,646	6,806
Series 2020-H15, Class FH, (CME Term SOFR 1 Month + 1.16%), 6.49%, 07/20/2070 (aa)	2,715	2,717
Series 2020-H15, Class FK, (CME Term SOFR 1 Month + 1.36%), 6.69%, 04/20/2070 (aa)	4,783	4,822
Series 2020-H16, Class FN, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/20/2070 (aa)	1,809	1,851
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	11,176	1,227
Series 2021-44, Class TF, (United States 30 Day Average SOFR + 0.30%), 4.00%, 03/20/2051 (aa)	2,419	2,168
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	11,449	1,514
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	9,734	1,060
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	10,405	1,088
Series 2021-H03, Class ML, 7.59%, 01/20/2071 (z)	8,142	8,259
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 6.07%, 03/20/2071 (aa)	296	292
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 6.82%, 08/20/2071 (aa)	1,983	2,007
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.82%, 09/20/2071 (aa)	7,873	8,057
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.82%, 09/20/2071 (aa)	9,677	9,926
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.99%, 04/20/2072 (aa)	557	545
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2073 (aa)	2,928	2,933
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2073 (aa)	8,522	8,538
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2073 (aa)	6,615	6,628
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 6.19%, 02/20/2073 (aa)	11,747	11,750
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 6.12%, 04/20/2073 (aa)	1,992	1,985

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 6.42%, 05/20/2073 (aa)	8,747	8,923
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 6.47%, 05/20/2073 (aa)	1,483	1,484
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 6.32%, 03/20/2073 (aa)	2,014	1,999
Series 2023-H27, Class FD, (United States 30 Day Average SOFR + 1.10%), 6.42%, 11/20/2073 (aa)	5,101	5,177
Series 2024-H01, Class FB, (United States 30 Day Average SOFR + 0.90%), 6.22%, 01/20/2074 (aa)	3,018	3,025
Series 2024-H02, Class FH, (United States 30 Day Average SOFR + 0.93%), 6.25%, 01/20/2074 (aa)	5,529	5,543
Series 2024-H02, Class FJ, (United States 30 Day Average SOFR + 1.00%), 6.32%, 12/20/2073 (aa)	4,019	4,039
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,059	850
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	1,832	1,793
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	2,723	2,525
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,794	1,657
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	421	389
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	8,364	7,747
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	3,975	3,189
PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/2063 (e) (z)	1,000	937

Total Collateralized Mortgage Obligations (Cost $287,672)		272,529

Commercial Mortgage-Backed Securities — 0.4%
AREIT LLC, (Bermuda), Series 2023-CRE8, Class A, (CME Term SOFR 1 Month + 2.11%), 7.44%, 08/17/2041 (e) (aa)	1,676	1,669
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	215	212
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	705
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	481
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,200
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	903
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	476
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	559
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	177
BCP Trust, Series 2021-330N, Class A, (CME Term SOFR 1 Month + 0.91%), 6.24%, 06/15/2038 (e) (aa)	2,800	2,660
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	297
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	418
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	600
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.77%, 06/15/2056	832	874

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
BWAY Mortgage Trust, Series 2021-1450, Class A, (CME Term SOFR 1 Month + 1.36%), 6.69%, 09/15/2036 (e) (aa)	4,600	4,366
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (CME Term SOFR 1 Month + 0.84%), 6.17%, 10/15/2036 (e) (aa)	2,025	2,008
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	664	642
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,024
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	248
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	469
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	217
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	174	171
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	161	158
CSMC, Series 2020-FACT, Class A, (CME Term SOFR 1 Month + 1.71%), 7.04%, 10/15/2037 (e) (aa)	2,100	2,063
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	979
Series K049, Class A2, 3.01%, 07/25/2025	250	243
Series K057, Class A2, 2.57%, 07/25/2026	850	811
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	967
Series K071, Class A2, 3.29%, 11/25/2027	500	478
Series K073, Class A2, 3.35%, 01/25/2028	1,000	957
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	482
Series K094, Class A2, 2.90%, 06/25/2029	112	103
Series K103, Class A2, 2.65%, 11/25/2029	500	453
Series K108, Class A2, 1.52%, 03/25/2030	304	257
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,238
Series K118, Class A2, 1.49%, 09/25/2030	500	414
Series K726, Class A2, 2.91%, 04/25/2024	94	94
Series K729, Class A2, 3.14%, 10/25/2024	170	167
Series K737, Class A2, 2.53%, 10/25/2026	650	616
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,345
Series K-161, Class A2, 4.90%, 10/25/2033	1,500	1,526
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	444	426
Series 2016-M5, Class A2, 2.47%, 04/25/2026	439	418
Series 2017-M11, Class A2, 2.98%, 08/25/2029	957	882
Series 2017-M12, Class A2, 3.06%, 06/25/2027 (z)	89	85
Series 2017-M13, Class A2, 2.93%, 09/25/2027 (z)	504	476
Series 2018-M8, Class A2, 3.30%, 06/25/2028 (z)	904	859
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	831
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	226
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	477
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	465
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	958
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	589	574
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,324
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	938
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	520

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
Series 2018-C44, Class A5, 4.21%, 05/15/2051		1,000	957
Series 2021-C60, Class A4, 2.34%, 08/15/2054		550	459

Total Commercial Mortgage-Backed Securities (Cost $50,085)			45,602

Corporate Bonds — 40.5%
Basic Materials — 1.0%
Chemicals — 0.6%
Air Liquide Finance SA, (France),
Reg. S, 0.38%, 05/27/2031	EUR	7,400	6,622
Reg. S, 0.63%, 06/20/2030	EUR	5,600	5,214
Reg. S, 0.75%, 06/13/2024	EUR	1,200	1,287
Reg. S, 2.88%, 09/16/2032	EUR	3,200	3,394
Air Products and Chemicals, Inc.,
0.50%, 05/05/2028	EUR	1,000	967
2.80%, 05/15/2050		15	10
4.00%, 03/03/2035	EUR	1,600	1,806
Akzo Nobel NV, (Netherlands),
Reg. S, 1.50%, 03/28/2028	EUR	1,000	1,003
Reg. S, 2.00%, 03/28/2032	EUR	1,000	970
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	833
Reg. S, 2.00%, 09/17/2030	EUR	1,000	996
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	936
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (x) (aa)	EUR	1,000	1,022
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,023
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.04%), 4.80%, 03/25/2029 (x) (aa)	EUR	2,600	2,816
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	460
Reg. S, 1.13%, 09/27/2025	EUR	1,000	1,038
Celanese US Holdings LLC,
6.35%, 11/15/2028		130	135
6.70%, 11/15/2033		15	16
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,756
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,926
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	117
5.25%, 11/15/2041		600	571
6.90%, 05/15/2053		460	532
Eastman Chemical Co., 5.63%, 02/20/2034		800	806
Ecolab, Inc.,
1.30%, 01/30/2031		266	213
1.65%, 02/01/2027		68	62
2.13%, 02/01/2032		458	381
2.70%, 12/15/2051		2	1
FMC Corp.,
5.15%, 05/18/2026		675	671
5.65%, 05/18/2033		2,485	2,446

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Givaudan Finance Europe BV, (Netherlands),
Reg. S, 1.00%, 04/22/2027	EUR	100	101
Reg. S, 4.13%, 11/28/2033	EUR	3,450	3,918
Huntsman International LLC, 4.50%, 05/01/2029		975	931
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	500	440
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	986
Reg. S, 0.55%, 05/19/2032	EUR	800	700
Reg. S, 1.00%, 04/20/2028	EUR	1,005	1,006
Linde plc, (Ireland),
Reg. S, 0.00%, 09/30/2026	EUR	500	498
Reg. S, 1.00%, 09/30/2051	EUR	10,400	6,829
Linde, Inc., 1.63%, 12/01/2025	EUR	350	367
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		290	257
LYB International Finance II BV, (Netherlands),
0.88%, 09/17/2026	EUR	1,000	1,009
1.63%, 09/17/2031	EUR	1,000	931
3.50%, 03/02/2027		100	95
LYB International Finance III LLC,
3.38%, 10/01/2040		290	218
3.63%, 04/01/2051		217	153
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	1,034
1.20%, 03/15/2026		35	32
1.40%, 03/13/2027	EUR	1,000	1,022
2.75%, 06/01/2029	EUR	1,000	1,044
RPM International, Inc.,
2.95%, 01/15/2032		180	152
3.75%, 03/15/2027		740	709
Syensqo SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,051
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	2,904
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	873

			67,290

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		100	123
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	519
Mondi Finance plc, (United Kingdom), Reg. S, 1.50%, 04/15/2024	EUR	500	539

			1,181

Iron/Steel — 0.0% (g)
ArcelorMittal SA, (Luxembourg), 6.55%, 11/29/2027		380	395
Nucor Corp.,
2.70%, 06/01/2030		63	56
2.98%, 12/15/2055		28	18
Reliance, Inc.,
1.30%, 08/15/2025		320	302
2.15%, 08/15/2030		1,395	1,170
Steel Dynamics, Inc., 3.25%, 01/15/2031		4,050	3,608

			5,549

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — 0.4%
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	957
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	2,045
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	13,000	14,502
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	3,242	3,385
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	2,175	2,091
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		60	60
5.25%, 09/08/2030		89	90
5.50%, 09/08/2053		135	140
Freeport-McMoRan, Inc.,
4.13%, 03/01/2028		1,500	1,433
5.40%, 11/14/2034		24	24
Glencore Capital Finance DAC, (Ireland), Reg. S, 0.75%, 03/01/2029	EUR	1,900	1,782
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,576
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,620
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,439
6.25%, 07/15/2033 (e)		1,070	1,111
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034 (e)		550	553
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	2,700	2,834
Reg. S, 2.00%, 04/11/2029	EUR	800	797
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	100	104
Reg. S, 5.38%, 05/15/2027	EUR	200	224
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,453
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		246	159
Southern Copper Corp.,
3.88%, 04/23/2025		140	137
5.25%, 11/08/2042		747	708
5.88%, 04/23/2045		9	9
6.75%, 04/16/2040		10	11
7.50%, 07/27/2035		300	347
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,254

			45,845

Total Basic Materials			119,865

Communications — 2.5%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		64	48
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	949
Reg. S, 2.63%, 04/24/2028	EUR	1,000	1,043
Reg. S, 5.00%, 01/11/2029	EUR	4,500	5,102
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	2,900	3,016
Reg. S, 1.25%, 06/13/2028	EUR	6,700	6,641
Reg. S, 1.75%, 06/13/2031	EUR	5,000	4,857

			21,656

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — 0.7%
Alphabet, Inc.,
1.90%, 08/15/2040		700	471
2.25%, 08/15/2060		265	152
Amazon.com, Inc.,
3.10%, 05/12/2051		75	54
3.25%, 05/12/2061		15	10
Booking Holdings, Inc.,
0.10%, 03/08/2025	EUR	1,500	1,565
0.50%, 03/08/2028	EUR	4,500	4,371
1.80%, 03/03/2027	EUR	1,500	1,552
2.38%, 09/23/2024	EUR	1,000	1,071
3.60%, 06/01/2026		50	48
3.63%, 11/12/2028	EUR	5,139	5,621
4.13%, 05/12/2033	EUR	762	863
4.50%, 11/15/2031	EUR	3,987	4,599
4.63%, 04/13/2030		315	311
Expedia Group, Inc., 4.63%, 08/01/2027		700	687
Meta Platforms, Inc.,
4.45%, 08/15/2052		410	365
4.65%, 08/15/2062		150	135
5.60%, 05/15/2053		500	529
5.75%, 05/15/2063		455	488
Netflix, Inc.,
Reg. S, 3.00%, 06/15/2025	EUR	1,200	1,284
Reg. S, 3.63%, 06/15/2030	EUR	3,000	3,263
Reg. S, 3.88%, 11/15/2029	EUR	5,550	6,117
4.63%, 05/15/2029	EUR	20,450	23,311
Prosus NV, (Netherlands),
Reg. S, 1.21%, 01/19/2026	EUR	4,000	4,105
Reg. S, 1.29%, 07/13/2029	EUR	9,000	8,229
Reg. S, 1.54%, 08/03/2028	EUR	1,000	961
Reg. S, 1.99%, 07/13/2033	EUR	5,937	4,940
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,381
Reg. S, 2.09%, 01/19/2030	EUR	1,000	936
Reg. S, 2.78%, 01/19/2034	EUR	2,700	2,352
VeriSign, Inc.,
2.70%, 06/15/2031		1,128	945
4.75%, 07/15/2027		277	273
5.25%, 04/01/2025		267	266

			83,255

Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.25%, 01/15/2029		3	3
3.70%, 04/01/2051		2,322	1,437
3.95%, 06/30/2062		330	199
4.80%, 03/01/2050		761	563
5.50%, 04/01/2063		35	27
6.48%, 10/23/2045		62	58

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,851
1.88%, 02/20/2036	GBP	575	537
1.95%, 01/15/2031		2,875	2,389
3.20%, 07/15/2036		25	20
3.40%, 07/15/2046		420	314
3.75%, 04/01/2040		300	250
4.25%, 10/15/2030		450	435
4.60%, 10/15/2038		120	112
Cox Communications, Inc.,
3.50%, 08/15/2027 (e)		3,180	3,023
3.85%, 02/01/2025 (e)		1,500	1,476
5.45%, 09/15/2028 (e)		700	709
5.70%, 06/15/2033 (e)		820	830
5.80%, 12/15/2053 (e)		580	577
Discovery Communications LLC,
4.13%, 05/15/2029		940	882
5.20%, 09/20/2047		1,100	922
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		965	907
3.45%, 03/01/2032		407	360
Fox Corp., 6.50%, 10/13/2033		950	1,007
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	13,100	12,849
Reg. S, 2.13%, 10/06/2025	EUR	16,250	17,084
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,325
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	1,500	1,530
Paramount Global,
4.20%, 05/19/2032		95	79
4.60%, 01/15/2045		110	76
4.95%, 05/19/2050		160	113
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,892
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	4,275
Time Warner Cable LLC,
4.50%, 09/15/2042		300	222
5.50%, 09/01/2041		800	667
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,230
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	1,500	1,441
Reg. S, 0.75%, 07/03/2030	EUR	1,475	1,370
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,480

			69,521

Telecommunications — 1.1%
A1 Towers Holding GmbH, (Austria), Reg. S, 5.25%, 07/13/2028	EUR	22,500	25,544
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,334
4.38%, 08/07/2041	GBP	1,500	1,687
5.00%, 10/27/2026	GBP	1,200	1,514

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
AT&T, Inc.,
1.65%, 02/01/2028		21	19
1.70%, 03/25/2026		544	509
1.80%, 09/05/2026	EUR	2,250	2,339
2.05%, 05/19/2032	EUR	200	194
2.45%, 03/15/2035	EUR	825	792
3.50%, 06/01/2041		2,155	1,685
3.65%, 06/01/2051		1,800	1,324
3.65%, 09/15/2059		195	136
3.80%, 02/15/2027		38	37
4.25%, 06/01/2043	GBP	200	210
4.30%, 12/15/2042		32	27
4.85%, 03/01/2039		342	319
5.40%, 02/15/2034		310	314
7.00%, 04/30/2040	GBP	400	578
Chorus Ltd., (New Zealand), Reg. S, 3.63%, 09/07/2029	EUR	2,650	2,863
Cisco Systems, Inc.,
5.30%, 02/26/2054		280	288
5.35%, 02/26/2064		160	164
Corning, Inc., 5.45%, 11/15/2079		115	109
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033	EUR	1,600	1,385
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 07/03/2031	EUR	6,200	6,881
Reg. S, 3.88%, 02/16/2036	EUR	5,100	5,561
Reg. S, 5.75%, 09/17/2029	GBP	5,000	6,585
Motorola Solutions, Inc.,
2.30%, 11/15/2030		137	115
2.75%, 05/24/2031		1,570	1,332
4.60%, 05/23/2029		40	39
5.40%, 04/15/2034		1,890	1,886
5.50%, 09/01/2044		975	962
NBN Co. Ltd., (Australia),
Reg. S, 4.13%, 03/15/2029	EUR	2,000	2,235
5.75%, 10/06/2028 (e)		765	790
NTT Finance Corp., (Japan),
Reg. S, 0.01%, 03/03/2025	EUR	500	521
Reg. S, 0.08%, 12/13/2025	EUR	1,000	1,020
Reg. S, 0.34%, 03/03/2030	EUR	500	456
Reg. S, 0.40%, 12/13/2028	EUR	1,000	948
O2 Telefonica Deutschland Finanzierungs GmbH, (Germany), Reg. S, 1.75%, 07/05/2025	EUR	1,000	1,051
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029	EUR	1,400	1,313
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,992
Reg. S, 0.50%, 09/04/2032	EUR	2,000	1,725
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,262
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	100	77
Reg. S, 1.88%, 10/01/2025	EUR	100	105
Reg. S, 4.13%, 11/17/2033	EUR	100	113
Rogers Communications, Inc., (Canada), 5.30%, 02/15/2034		1,550	1,538
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	2,300	2,435
Sprint Capital Corp.,
6.88%, 11/15/2028		3,601	3,833
8.75%, 03/15/2032		430	520
Sprint LLC, 7.63%, 02/15/2025		2,800	2,835
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029	EUR	2,715	2,483
Telefonica Emisiones SA, (Spain), Reg. S, 1.86%, 07/13/2040	EUR	4,200	3,459
Telekom Finanzmanagement GmbH, (Austria), Reg. S, 1.50%, 12/07/2026	EUR	200	206
Telenor ASA, (Norway),
Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,249
Reg. S, 0.75%, 05/31/2026	EUR	3,000	3,060
Telia Co. AB, (Sweden), Reg. S, 2.13%, 02/20/2034	EUR	700	682
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	3,500	3,324
Telstra Group Ltd., (Australia), Reg. S, 3.75%, 05/04/2031	EUR	8,425	9,310
T-Mobile USA, Inc.,
2.05%, 02/15/2028		400	358
2.55%, 02/15/2031		620	528
2.63%, 04/15/2026		10	10
3.30%, 02/15/2051		120	84
3.60%, 11/15/2060		339	238
3.75%, 04/15/2027		291	280
3.88%, 04/15/2030		3,420	3,203
4.38%, 04/15/2040		92	82
5.15%, 04/15/2034		160	160
5.50%, 01/15/2055		340	340
5.75%, 01/15/2054		40	42
5.80%, 09/15/2062		60	62
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	788
0.88%, 04/08/2027	EUR	475	477
1.68%, 10/30/2030		78	64
2.50%, 04/08/2031	GBP	1,000	1,086
2.55%, 03/21/2031		437	374
2.65%, 11/20/2040		950	670
3.25%, 02/17/2026	EUR	200	215
3.55%, 03/22/2051		70	52
3.88%, 03/01/2052		370	291
4.02%, 12/03/2029		12	11
4.13%, 08/15/2046		18	15
4.27%, 01/15/2036		418	385
4.33%, 09/21/2028		180	176
4.75%, 10/31/2034	EUR	200	237

			125,603

Total Communications			300,035

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Consumer Cyclical — 3.0%
Airlines — 0.2%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	8,600	8,684
easyJet plc, (United Kingdom), Reg. S, 3.75%, 03/20/2031	EUR	7,425	7,953
Ryanair DAC, (Ireland),
Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,527
Reg. S, 2.88%, 09/15/2025	EUR	1,000	1,068
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,148
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	508
4.63%, 04/15/2029 (e)		360	335

			21,223

Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	976
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	776
Reg. S, 0.75%, 04/07/2025	EUR	300	315
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,383
PVH Corp., Reg. S, 3.13%, 12/15/2027	EUR	2,000	2,117
Tapestry, Inc.,
3.05%, 03/15/2032		955	785
7.05%, 11/27/2025		70	71
7.35%, 11/27/2028		310	327
7.70%, 11/27/2030		130	139
7.85%, 11/27/2033		1,185	1,287

			8,176

Auto Manufacturers — 1.3%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	5,492
1.50%, 10/19/2027	GBP	2,300	2,623
3.75%, 10/25/2027	EUR	3,300	3,605
4.90%, 01/10/2034		530	522
5.60%, 09/06/2030	GBP	4,875	6,466
Cummins, Inc.,
5.15%, 02/20/2034		150	151
5.45%, 02/20/2054		115	118
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	600	630
Ford Motor Co., 3.25%, 02/12/2032		700	582
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	487
4.45%, 02/14/2030	EUR	6,275	6,881
4.95%, 05/28/2027		3,065	2,991
5.80%, 03/05/2027		505	507
5.80%, 03/08/2029		715	718
6.80%, 11/07/2028		1,310	1,368
General Motors Co.,
5.20%, 04/01/2045		560	504
6.25%, 10/02/2043		120	123
6.60%, 04/01/2036		520	553

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	1,475	1,557
Reg. S, 2.35%, 09/03/2025	GBP	8,725	10,540
2.35%, 02/26/2027		110	102
2.70%, 08/20/2027		1,450	1,337
2.70%, 06/10/2031		585	488
2.75%, 06/20/2025		330	319
5.00%, 04/09/2027		1,120	1,112
5.40%, 05/08/2027		380	381
5.75%, 02/08/2031		135	136
Hyundai Capital America, 6.50%, 01/16/2029 (e)		1,085	1,139
Mercedes-Benz Finance North America LLC, 5.00%, 01/11/2034 (e)		210	208
Mercedes-Benz Group AG, (Germany), Reg. S, 1.13%, 11/06/2031	EUR	15	14
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,564
Nissan Motor Co. Ltd., (Japan),
Reg. S, 2.65%, 03/17/2026	EUR	4,800	5,045
3.52%, 09/17/2025 (e)		3,000	2,893
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025	EUR	8,750	9,393
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	5,000	5,041
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,330
Stellantis NV, (Netherlands), Reg. S, 4.38%, 03/14/2030	EUR	2,075	2,348
Toyota Finance Australia Ltd., (Australia), Reg. S, 3.39%, 03/18/2030	EUR	9,875	10,691
Toyota Motor Credit Corp.,
0.80%, 01/09/2026		200	186
3.65%, 08/18/2025		580	569
Reg. S, 3.85%, 07/24/2030	EUR	2,630	2,912
3.95%, 06/30/2025		175	172
4.80%, 01/10/2025		25	25
5.00%, 08/14/2026		40	40
Toyota Motor Finance Netherlands BV, (Netherlands),
Reg. S, 3.13%, 07/11/2029	EUR	1,496	1,602
Reg. S, 4.00%, 04/02/2027	EUR	10,525	11,557
Traton Finance Luxembourg SA, (Luxembourg), Reg. S, 3.75%, 03/27/2030	EUR	29,700	31,970
Volkswagen Bank GmbH, (Germany), Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,037
Volkswagen Financial Services AG, (Germany),
Reg. S, 1.50%, 10/01/2024	EUR	1,000	1,065
Reg. S, 2.25%, 10/16/2026	EUR	10	11
Reg. S, 3.00%, 04/06/2025	EUR	20	21
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,557
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026	GBP	1,000	1,156
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027 (e)		1,540	1,544
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,057
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	1,996
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	225
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,501
Reg. S, 1.50%, 06/19/2026	EUR	5,000	5,148

			156,310

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — 0.1%
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,500	1,343
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040	EUR	300	218
Magna International, Inc., (Canada),
2.45%, 06/15/2030		1,000	866
4.15%, 10/01/2025		2,000	1,969
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,221
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	5,057

			12,674

Distribution/Wholesale — 0.2%
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030	GBP	1,050	1,085
IMCD NV, (Netherlands),
Reg. S, 2.13%, 03/31/2027	EUR	4,100	4,195
Reg. S, 4.88%, 09/18/2028	EUR	14,250	15,943
LKQ Corp., 5.75%, 06/15/2028		70	71
LKQ Dutch Bond BV, (Netherlands), 4.13%, 03/13/2031	EUR	4,675	5,113

			26,407

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	862
Universal Music Group NV, (Netherlands),
Reg. S, 3.75%, 06/30/2032	EUR	3,700	4,059
Reg. S, 4.00%, 06/13/2031	EUR	4,200	4,684
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042		705	606
5.14%, 03/15/2052		1,140	947

			11,158

Food Service — 0.2%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,810
Reg. S, 3.25%, 02/06/2031	EUR	4,575	4,934
Reg. S, 3.85%, 06/26/2026	GBP	5,000	6,193
Sodexo SA, (France),
Reg. S, 0.75%, 04/27/2025	EUR	1,000	1,045
Reg. S, 1.00%, 07/17/2028	EUR	500	496
Reg. S, 1.00%, 04/27/2029	EUR	1,000	981
Reg. S, 2.50%, 06/24/2026	EUR	500	530

			16,989

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	168
Lennar Corp., 5.00%, 06/15/2027		100	99
MDC Holdings, Inc., 6.00%, 01/15/2043		35	35
Meritage Homes Corp., 3.88%, 04/15/2029 (e)		140	129
NVR, Inc., 3.00%, 05/15/2030		1,082	961
PulteGroup, Inc.,
6.38%, 05/15/2033		174	185
7.88%, 06/15/2032		290	337
Toll Brothers Finance Corp., 3.80%, 11/01/2029		690	644

			2,558

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — 0.0% (g)
Brunswick Corp.,
5.10%, 04/01/2052		360	296
5.85%, 03/18/2029		395	399

			695

Lodging — 0.6%
Accor SA, (France),
Reg. S, 1.75%, 02/04/2026	EUR	6,900	7,188
Reg. S, 2.38%, 11/29/2028	EUR	10,000	10,270
Reg. S, 3.88%, 03/11/2031	EUR	6,000	6,525
Choice Hotels International, Inc., 3.70%, 12/01/2029		52	46
Hyatt Hotels Corp.,
1.80%, 10/01/2024		400	391
4.38%, 09/15/2028		100	97
IHG Finance LLC, Reg. S, 4.38%, 11/28/2029	EUR	24,425	27,262
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 1.63%, 10/08/2024	EUR	1,500	1,598
Reg. S, 2.13%, 08/24/2026	GBP	600	704
Reg. S, 2.13%, 05/15/2027	EUR	4,933	5,104
Reg. S, 3.38%, 10/08/2028	GBP	450	531
Reg. S, 3.75%, 08/14/2025	GBP	2,100	2,588
Marriott International, Inc.,
4.88%, 05/15/2029		270	267
5.00%, 10/15/2027		995	993
5.30%, 05/15/2034		540	534
5.45%, 09/15/2026		777	781
Series HH, 2.85%, 04/15/2031		1,244	1,073
Whitbread Group plc, (United Kingdom),
Reg. S, 2.38%, 05/31/2027	GBP	1,000	1,153
Reg. S, 3.00%, 05/31/2031	GBP	7,000	7,680

			74,785

Retail — 0.2%
Alimentation Couche-Tard, Inc., (Canada),
4.01%, 02/12/2036 (e)	EUR	1,100	1,193
5.27%, 02/12/2034 (e)		560	559
AutoNation, Inc., 4.75%, 06/01/2030		1,300	1,249
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,093
4.75%, 02/01/2033		850	822
5.05%, 07/15/2026		70	70
5.20%, 08/01/2033		215	215
6.25%, 11/01/2028		240	252
Costco Wholesale Corp., 1.60%, 04/20/2030		40	34
Darden Restaurants, Inc., 6.30%, 10/10/2033		120	125
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052		240	174
Genuine Parts Co., 1.75%, 02/01/2025		35	34
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	26	32
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	94
4.20%, 04/01/2043		948	827

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Lowe's Cos., Inc.,
3.00%, 10/15/2050		50	33
3.35%, 04/01/2027		40	38
4.50%, 04/15/2030		100	98
McDonald's Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,534
Reg. S, 1.75%, 05/03/2028	EUR	1,000	1,015
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,033
Reg. S, 2.38%, 11/27/2024	EUR	1,500	1,603
Reg. S, 2.38%, 05/31/2029	EUR	200	206
3.63%, 09/01/2049		528	402
4.60%, 05/26/2045		150	135
O'Reilly Automotive, Inc.,
3.60%, 09/01/2027		66	63
3.90%, 06/01/2029		2	2
4.20%, 04/01/2030		78	74
4.70%, 06/15/2032		16	16
5.75%, 11/20/2026		170	173
Pandora A/S, (Denmark), Reg. S, 4.50%, 04/10/2028	EUR	6,225	6,927
Roadster Finance DAC, (Ireland),
Reg. S, 1.63%, 12/09/2024	EUR	500	528
Reg. S, 2.38%, 12/08/2027	EUR	500	482
Starbucks Corp., 4.75%, 02/15/2026		245	244
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,719
2.65%, 09/22/2051		20	13
4.50%, 09/09/2052		145	134
4.50%, 04/15/2053		179	166

			25,411

Total Consumer Cyclical			356,386

Consumer Non-cyclical — 4.9%
Agriculture — 0.7%
Altria Group, Inc.,
1.70%, 06/15/2025	EUR	2,000	2,103
2.20%, 06/15/2027	EUR	2,100	2,164
3.13%, 06/15/2031	EUR	2,000	2,014
3.40%, 02/04/2041		615	452
3.70%, 02/04/2051		530	371
3.88%, 09/16/2046		885	664
4.00%, 02/04/2061		550	404
5.80%, 02/14/2039		16	16
5.95%, 02/14/2049		90	91
6.20%, 11/01/2028		725	756
6.20%, 02/14/2059		28	29
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	1,500	1,552
BAT Capital Corp.,
2.26%, 03/25/2028		100	89
2.79%, 09/06/2024		485	479
3.22%, 08/15/2024		58	58

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
3.56%, 08/15/2027		646	612
3.73%, 09/25/2040		45	33
4.54%, 08/15/2047		110	85
4.76%, 09/06/2049		85	68
5.83%, 02/20/2031		185	187
6.00%, 02/20/2034		105	106
7.08%, 08/02/2043		120	128
7.08%, 08/02/2053		105	114
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	625	631
Reg. S, 2.00%, 03/13/2045	EUR	200	146
Reg. S, 2.25%, 06/26/2028	GBP	2,000	2,236
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,476
Reg. S, 2.25%, 09/09/2052	GBP	1,500	843
Reg. S, 3.13%, 03/06/2029	EUR	5,959	6,311
Reg. S, 4.00%, 09/04/2026	GBP	3,450	4,235
4.45%, 03/16/2028		150	146
5.93%, 02/02/2029		1,825	1,874
Reg. S, 6.00%, 11/24/2034	GBP	600	756
Cargill, Inc.,
1.70%, 02/02/2031 (e)		750	609
2.13%, 04/23/2030 (e)		1,500	1,284
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	1,161	1,244
Reg. S, 5.50%, 09/28/2026	GBP	4,000	5,053
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	9,700	9,303
Reg. S, 1.13%, 09/28/2025	EUR	6,600	6,832
Reg. S, (EUR Swap Rate 5 Year + 2.79%), 2.38%, 04/07/2081 (aa)	EUR	3,000	3,114
Reg. S, 2.75%, 09/28/2033	GBP	9,475	9,919
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)	EUR	2,500	2,539
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	999
1.50%, 05/01/2025		34	32
1.75%, 11/01/2030		70	57
3.13%, 06/03/2033	EUR	1,000	1,034
4.25%, 11/10/2044		1,545	1,295
4.88%, 11/15/2043		105	96
5.13%, 02/13/2031		635	632
5.25%, 02/13/2034		1,400	1,389
6.38%, 05/16/2038		685	749
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	344	352
Sudzucker International Finance BV, (Netherlands), Reg. S, 5.13%, 10/31/2027	EUR	500	563
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	1,022
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,969

			82,315

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Beverages — 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 02/01/2036		1,700	1,652
4.90%, 02/01/2046		1,655	1,570
Anheuser-Busch InBev SA, (Belgium), Reg. S, 2.75%, 03/17/2036	EUR	10	10
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 06/01/2040		55	50
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,436
CCEP Finance Ireland DAC, (Ireland),
Reg. S, 0.00%, 09/06/2025	EUR	3,000	3,070
Reg. S, 0.50%, 09/06/2029	EUR	2,400	2,234
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	4,800	4,501
0.50%, 03/09/2033	EUR	3,000	2,581
1.25%, 03/08/2031	EUR	1,000	957
2.75%, 06/01/2060		175	114
3.00%, 03/05/2051		230	164
3.45%, 03/25/2030		640	602
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 1.13%, 04/12/2029	EUR	1,000	971
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,088
Reg. S, 2.38%, 05/07/2025	EUR	3,900	4,148
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031	EUR	1,900	1,825
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	41
4.35%, 05/09/2027		285	279
Diageo Capital plc, (United Kingdom),
2.13%, 04/29/2032		970	791
5.30%, 10/24/2027		630	639
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,909
Reg. S, 2.50%, 03/27/2032	EUR	600	616
Reg. S, 2.75%, 06/08/2038	GBP	625	623
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,389
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	3,750	3,244
0.75%, 10/14/2033	EUR	2,950	2,571
1.13%, 03/18/2031	EUR	1,000	950
4.20%, 07/18/2052		425	372
4.65%, 02/15/2053		15	14
Pernod Ricard SA, (France), Reg. S, 1.13%, 04/07/2025	EUR	3,100	3,260

			48,671

Biotechnology — 0.1%
Amgen, Inc.,
1.90%, 02/21/2025		130	126
4.05%, 08/18/2029		339	326
4.40%, 05/01/2045		640	556
5.15%, 03/02/2028		110	111
5.25%, 03/02/2033		1,505	1,521
5.60%, 03/02/2043		615	626
5.65%, 03/02/2053		450	459

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Biotechnology— continued
Gilead Sciences, Inc.,
3.65%, 03/01/2026		680	663
5.55%, 10/15/2053		385	399
H Lundbeck A/S, (Denmark), Reg. S, 0.88%, 10/14/2027	EUR	8,200	7,981
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		840	687
2.80%, 09/15/2050		1,185	748

			14,203

Commercial Services — 1.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	10,400	12,475
Adecco International Financial Services BV, (Netherlands), Reg. S, 1.25%, 11/20/2029	EUR	3,000	2,901
ALD SA, (France), Reg. S, 1.25%, 03/02/2026	EUR	3,000	3,084
Amadeus IT Group SA, (Spain),
Reg. S, 1.50%, 09/18/2026	EUR	1,000	1,037
Reg. S, 2.50%, 05/20/2024	EUR	1,000	1,077
Reg. S, 2.88%, 05/20/2027	EUR	500	531
American University (The), Series 2019, 3.67%, 04/01/2049		80	65
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	4,074
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	1,009
Reg. S, 1.63%, 02/08/2028	EUR	500	501
Automatic Data Processing, Inc., 1.25%, 09/01/2030		90	74
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	3,993
Autostrade per l'Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	6,999
Reg. S, 1.75%, 06/26/2026	EUR	7,000	7,230
Reg. S, 2.25%, 01/25/2032	EUR	7,000	6,655
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	16,627	16,534
California Institute of Technology, 4.70%, 11/01/2111		25	22
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122		50	49
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		1,500	1,402
Reg. S, 0.89%, 12/10/2025		200	185
Reg. S, 1.87%, 09/26/2024	AUD	1,000	641
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	100
Cintas Corp. No. 2,
3.70%, 04/01/2027		30	29
4.00%, 05/01/2032		280	264
Claremont Mckenna College, 3.78%, 01/01/2122		50	34
Duke University, Series 2020, 2.68%, 10/01/2044		20	15
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	655
Edenred SE, (France),
Reg. S, 1.38%, 03/10/2025	EUR	1,000	1,055
Reg. S, 1.38%, 06/18/2029	EUR	1,000	975
Reg. S, 1.88%, 03/06/2026	EUR	500	523
Elis SA, (France), Reg. S, 3.75%, 03/21/2030	EUR	3,600	3,866
Equifax, Inc., 3.10%, 05/15/2030		1,800	1,608

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
ERAC USA Finance LLC,
3.85%, 11/15/2024 (e)		160	158
4.50%, 02/15/2045 (e)		400	353
4.60%, 05/01/2028 (e)		1,100	1,087
4.90%, 05/01/2033 (e)		865	849
7.00%, 10/15/2037 (e)		800	913
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	600	709
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,701
Reg. S, 3.25%, 04/07/2032	GBP	425	490
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	27
Global Payments, Inc.,
3.20%, 08/15/2029		585	525
4.88%, 03/17/2031	EUR	2,050	2,329
Holding d'Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	286
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,672
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	387
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	1,038
Reg. S, 3.50%, 06/30/2027	EUR	500	541
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	505
4.68%, 07/01/2114		650	594
Series F, 2.99%, 07/01/2050		20	14
Moody's Corp., 1.75%, 03/09/2027	EUR	1,125	1,163
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	7
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	7
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,548
Quanta Services, Inc.,
2.35%, 01/15/2032		520	423
2.90%, 10/01/2030		455	398
3.05%, 10/01/2041		240	172
RELX Capital, Inc.,
1.30%, 05/12/2025	EUR	500	525
4.75%, 05/20/2032		610	605
RELX Finance BV, (Netherlands),
Reg. S, 0.50%, 03/10/2028	EUR	500	486
Reg. S, 0.88%, 03/10/2032	EUR	15,400	13,869
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,035
Reg. S, 1.50%, 05/13/2027	EUR	4,500	4,620
Reg. S, 3.38%, 03/20/2033	EUR	6,425	6,944
Reg. S, 3.75%, 06/12/2031	EUR	12,000	13,286
Rentokil Initial plc, (United Kingdom), Reg. S, 5.00%, 06/27/2032	GBP	4,000	5,045
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	3
S&P Global, Inc.,
2.30%, 08/15/2060		351	193
2.45%, 03/01/2027		335	314
5.25%, 09/15/2033 (e)		325	332
Securitas Treasury Ireland DAC, (Ireland), Reg. S, 3.88%, 02/23/2030	EUR	11,700	12,725

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,443
Thomas Jefferson University, 3.85%, 11/01/2057		50	38
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	2,000	1,955
Reg. S, 2.00%, 08/28/2025	EUR	3,000	3,167
Reg. S, 3.00%, 04/08/2030	EUR	3,100	3,252
Reg. S, 4.23%, 04/26/2033	EUR	4,050	4,559
Trustees of Princeton University (The),
4.20%, 03/01/2052		1,295	1,179
Series 2020, 2.52%, 07/01/2050		20	13
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	1,046
University of Southern California,
2.81%, 10/01/2050		20	14
4.98%, 10/01/2053		706	712
Series 21A, 2.95%, 10/01/2051		10	7
Verisk Analytics, Inc.,
5.50%, 06/15/2045		278	271
5.75%, 04/01/2033		117	122
Washington University (The),
4.35%, 04/15/2122		255	214
Series 2022, 3.52%, 04/15/2054		900	701
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	786
Reg. S, 2.52%, 02/07/2118	GBP	200	138
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,320
Worldline SA, (France), Reg. S, 0.25%, 09/18/2024	EUR	500	529

			181,006

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co., 3.70%, 08/01/2047		170	142
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,594
0.63%, 10/30/2024	EUR	1,450	1,536
1.88%, 10/30/2038	EUR	325	300
4.55%, 01/29/2034		1,200	1,194
4.88%, 05/11/2027	EUR	425	484
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	184
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 02/28/2026	EUR	2,475	2,551
Reg. S, 1.13%, 02/12/2027	EUR	825	843
Reg. S, 1.13%, 04/29/2028	EUR	1,000	1,000
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,434
Reg. S, 1.75%, 11/16/2028	EUR	6,000	6,120
Reg. S, 1.75%, 03/25/2030	EUR	6,000	6,027
Reg. S, 3.50%, 02/23/2035	EUR	7,150	7,896

			32,305

Food — 0.4%
Campbell Soup Co., 5.30%, 03/20/2026		210	210
General Mills, Inc.,
0.13%, 11/15/2025	EUR	1,000	1,020
0.45%, 01/15/2026	EUR	3,000	3,061
2.88%, 04/15/2030		446	397

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Hershey Co. (The),
0.90%, 06/01/2025		255	243
1.70%, 06/01/2030		285	239
2.65%, 06/01/2050		8	5
4.50%, 05/04/2033		333	329
Hormel Foods Corp., 1.70%, 06/03/2028		74	66
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg Sarl, (Multinational),
6.75%, 03/15/2034 (e)		10	10
7.25%, 11/15/2053 (e)		70	75
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.00%, 05/15/2032		575	469
4.38%, 02/02/2052		43	31
5.75%, 04/01/2033		1,344	1,324
6.50%, 12/01/2052		440	435
Kellanova,
0.50%, 05/20/2029	EUR	1,500	1,397
1.00%, 05/17/2024	EUR	500	537
1.25%, 03/10/2025	EUR	500	527
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	2,700	2,857
Kraft Heinz Foods Co.,
Reg. S, 1.50%, 05/24/2024	EUR	1,000	1,075
Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,032
Reg. S, 4.13%, 07/01/2027	GBP	5,000	6,196
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	838
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	922
Reg. S, 0.38%, 09/22/2029	EUR	200	184
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	960
0.75%, 03/17/2033	EUR	500	430
1.50%, 02/04/2031		1,000	799
Nestle Capital Corp., 5.10%, 03/12/2054 (e)		610	607
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,512
Reg. S, 0.38%, 05/12/2032	EUR	936	829
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,158
Reg. S, 3.00%, 03/15/2028	EUR	15	16
Nestle Holdings, Inc., Reg. S, 0.88%, 07/18/2025	EUR	50	52
Pilgrim's Pride Corp.,
3.50%, 03/01/2032		315	268
6.25%, 07/01/2033		875	894
REWE International Finance BV, (Netherlands), Reg. S, 4.88%, 09/13/2030	EUR	5,400	6,162
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,528
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,462
Reg. S, 2.75%, 04/27/2030	GBP	825	928
Reg. S, 5.50%, 02/27/2035	GBP	5,000	6,416
Tyson Foods, Inc., 5.70%, 03/15/2034		345	349
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028	EUR	1,500	1,403

			49,256

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Products — 0.3%
Abbott Laboratories, 4.90%, 11/30/2046		255	249
Agilent Technologies, Inc., 3.05%, 09/22/2026		275	262
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	208
American Medical Systems Europe BV, (Netherlands),
0.75%, 03/08/2025	EUR	1,300	1,364
3.38%, 03/08/2029	EUR	1,500	1,624
3.50%, 03/08/2032	EUR	2,900	3,154
Becton Dickinson Euro Finance Sarl, (Luxembourg), 1.21%, 06/04/2026	EUR	825	848
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	784
6.50%, 11/15/2035		115	128
Danaher Corp., 2.80%, 12/10/2051		105	69
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,824
3.40%, 11/15/2049		30	22
Edwards Lifesciences Corp., 4.30%, 06/15/2028		435	423
EssilorLuxottica SA, (France), Reg. S, 0.38%, 01/05/2026	EUR	600	615
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	4,000	4,057
1.63%, 10/15/2050	EUR	900	657
1.75%, 07/02/2049	EUR	900	677
3.00%, 10/15/2028	EUR	3,400	3,636
3.38%, 10/15/2034	EUR	4,200	4,541
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,900	2,009
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,702
Stryker Corp.,
1.00%, 12/03/2031	EUR	1,300	1,182
3.38%, 12/11/2028	EUR	2,200	2,390
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033	EUR	1,000	892
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	78
1.88%, 10/01/2049	EUR	900	697
5.00%, 01/31/2029		215	217
5.40%, 08/10/2043		30	31
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,183
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	994
2.43%, 12/13/2026	EUR	500	525

			39,042

Healthcare - Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	26
Aetna, Inc., 3.50%, 11/15/2024		58	57
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	496
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	32
Ascension Health, 3.95%, 11/15/2046		140	119
Banner Health, 2.91%, 01/01/2042		100	74
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	5
Centene Corp., 2.45%, 07/15/2028		905	802
City of Hope, Series 2013, 5.62%, 11/15/2043		35	34

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	919
CommonSpirit Health, 3.91%, 10/01/2050		368	288
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/2047		50	42
Elevance Health, Inc.,
3.35%, 12/01/2024		100	99
4.90%, 02/08/2026		130	129
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024	EUR	796	853
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,385	994
Series 2020, 2.88%, 09/01/2050		35	23
HCA, Inc.,
3.13%, 03/15/2027		2,560	2,422
4.13%, 06/15/2029		740	701
4.63%, 03/15/2052		755	632
5.13%, 06/15/2039		355	336
5.38%, 02/01/2025		375	374
5.45%, 04/01/2031		230	231
5.60%, 04/01/2034		160	161
6.00%, 04/01/2054		290	295
6.10%, 04/01/2064		350	355
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,179
IQVIA, Inc.,
5.70%, 05/15/2028		580	588
6.25%, 02/01/2029		1,117	1,161
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	1,033
Series 2021, 3.00%, 06/01/2051		250	173
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,865
Mayo Clinic,
3.77%, 11/15/2043		30	25
Series 2013, 4.00%, 11/15/2047		25	21
Series 2021, 3.20%, 11/15/2061		440	304
Memorial Health Services, 3.45%, 11/01/2049		10	8
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	43
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	980
MultiCare Health System, 2.80%, 08/15/2050		1,000	614
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,091
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	746
4.02%, 08/01/2045		70	61
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	21
OhioHealth Corp.,
2.30%, 11/15/2031		830	693
2.83%, 11/15/2041		370	273
Series 2020, 3.04%, 11/15/2050		535	380
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	651
Series 2020, 3.22%, 11/15/2050		749	516
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052		3	2
Series 2032, 2.04%, 01/01/2032		470	381

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare - Services — continued
Series 2042, 2.72%, 01/01/2042		453	321
Presbyterian Healthcare Services, 4.88%, 08/01/2052		100	96
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		150	92
Roche Holdings, Inc.,
4.99%, 03/08/2034 (e)		1,950	1,964
5.59%, 11/13/2033 (e)		1,650	1,730
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	1,622
Texas Health Resources, 2.33%, 11/15/2050		750	453
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	168
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/2052		5	5
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	136
3.70%, 08/15/2049		1,100	864
3.85%, 06/15/2028		70	68
5.20%, 04/15/2063		1,200	1,173
6.05%, 02/15/2063		340	375
Universal Health Services, Inc.,
2.65%, 10/15/2030		1,423	1,207
2.65%, 01/15/2032		267	218
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/2050		50	33
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/2050		50	30

			34,863

Household Products/Wares — 0.1%
Clorox Co. (The), 1.80%, 05/15/2030		10	8
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	883
Kimberly-Clark Corp.,
0.63%, 09/07/2024	EUR	1,500	1,596
2.88%, 02/07/2050		205	141
3.10%, 03/26/2030		48	44
3.20%, 04/25/2029		55	51
Reckitt Benckiser Treasury Services plc, (United Kingdom),
Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,212

			4,935

Pharmaceuticals — 0.8%
AbbVie, Inc.,
3.20%, 11/21/2029		4,960	4,572
4.05%, 11/21/2039		195	174
4.25%, 11/21/2049		99	86
4.40%, 11/06/2042		25	23
4.95%, 03/15/2031		110	111
5.05%, 03/15/2034		100	101
5.35%, 03/15/2044		80	82
5.40%, 03/15/2054		365	375
5.50%, 03/15/2064		270	278
Astrazeneca Finance LLC,
0.70%, 05/28/2024		105	104
1.75%, 05/28/2028		480	426
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,418

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Reg. S, 1.25%, 05/12/2028	EUR	1,000	1,005
4.38%, 11/16/2045		90	81
Bayer AG, (Germany),
Reg. S, 0.63%, 07/12/2031	EUR	1,200	1,010
Reg. S, 1.13%, 01/06/2030	EUR	1,000	917
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	584
Becton Dickinson & Co.,
3.79%, 05/20/2050		100	79
4.30%, 08/22/2032		35	33
Bristol-Myers Squibb Co.,
1.45%, 11/13/2030		187	152
2.35%, 11/13/2040		75	51
3.40%, 07/26/2029		695	653
3.45%, 11/15/2027		53	51
3.90%, 03/15/2062		223	170
4.13%, 06/15/2039		511	453
5.55%, 02/22/2054		105	108
5.65%, 02/22/2064		50	52
6.40%, 11/15/2063		820	939
Cardinal Health, Inc.,
3.08%, 06/15/2024		10	10
4.37%, 06/15/2047		175	148
4.50%, 11/15/2044		45	39
5.13%, 02/15/2029		290	290
5.45%, 02/15/2034		605	611
Cencora, Inc.,
2.70%, 03/15/2031		455	391
3.25%, 03/01/2025		640	627
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		211	187
4.30%, 12/15/2047		42	36
Cigna Group (The),
2.40%, 03/15/2030		66	57
4.90%, 12/15/2048		800	730
CVS Health Corp., 5.05%, 03/25/2048		1,200	1,090
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,301
0.63%, 11/01/2031	EUR	4,800	4,363
1.13%, 09/14/2051	EUR	2,717	1,861
1.38%, 09/14/2061	EUR	5,320	3,362
1.63%, 06/02/2026	EUR	1,500	1,567
1.70%, 11/01/2049	EUR	2,500	1,972
2.13%, 06/03/2030	EUR	3,500	3,612
4.70%, 02/09/2034		1,050	1,045
4.88%, 02/27/2053		320	313
4.95%, 02/27/2063		100	97
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	855
Reg. S, 5.25%, 04/10/2042	GBP	150	195

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Johnson & Johnson,
1.15%, 11/20/2028	EUR	1,000	998
2.45%, 09/01/2060		290	173
McKesson Corp.,
0.90%, 12/03/2025		70	65
1.50%, 11/17/2025	EUR	1,000	1,043
1.63%, 10/30/2026	EUR	2,000	2,059
3.13%, 02/17/2029	GBP	1,925	2,270
Merck & Co., Inc.,
0.50%, 11/02/2024	EUR	1,000	1,058
1.38%, 11/02/2036	EUR	1,000	886
1.88%, 10/15/2026	EUR	1,900	1,982
2.35%, 06/24/2040		50	35
2.50%, 10/15/2034	EUR	500	516
2.75%, 12/10/2051		30	20
2.90%, 12/10/2061		355	223
3.40%, 03/07/2029		280	265
3.70%, 02/10/2045		60	49
3.90%, 03/07/2039		150	133
4.00%, 03/07/2049		40	34
4.30%, 05/17/2030		200	196
4.90%, 05/17/2044		485	472
5.00%, 05/17/2053		120	118
5.15%, 05/17/2063		275	273
Merck Financial Services GmbH, (Germany), Reg. S, 0.13%, 07/16/2025	EUR	1,000	1,034
Mylan, Inc., 5.20%, 04/15/2048		30	25
Novartis Capital Corp.,
2.75%, 08/14/2050		405	275
3.10%, 05/17/2027		37	35
Novartis Finance SA, (Luxembourg),
Reg. S, 0.00%, 09/23/2028	EUR	7,000	6,615
Reg. S, 0.63%, 09/20/2028	EUR	1,000	973
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,015
Reg. S, 1.38%, 08/14/2030	EUR	1,000	978
Reg. S, 1.70%, 08/14/2038	EUR	1,000	913
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 03/31/2025	EUR	1,000	1,048
Reg. S, 1.13%, 09/30/2027	EUR	1,000	1,012
Reg. S, 1.38%, 03/31/2030	EUR	1,000	990
Pfizer Investment Enterprises Pte Ltd., (Singapore), 5.34%, 05/19/2063		46	45
Pfizer, Inc.,
2.75%, 06/03/2026		145	139
3.00%, 12/15/2026		533	510
5.60%, 09/15/2040		30	31
Roche Finance Europe BV, (Netherlands), Reg. S, 0.88%, 02/25/2025	EUR	1,600	1,684
Sandoz Finance BV, (Netherlands), Reg. S, 4.50%, 11/17/2033	EUR	15,000	17,201
Sanofi SA, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	742
Upjohn Finance BV, (Netherlands),
Reg. S, 1.02%, 06/23/2024	EUR	1,000	1,072
Reg. S, 1.36%, 06/23/2027	EUR	1,000	998
Utah Acquisition Sub, Inc., Reg. S, 2.25%, 11/22/2024	EUR	1,000	1,066

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,626
4.00%, 06/22/2050		140	97
Zoetis, Inc.,
3.90%, 08/20/2028		40	39
4.70%, 02/01/2043		188	172
5.40%, 11/14/2025		330	330

			92,385

Total Consumer Non-cyclical			578,981

Energy — 1.4%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	1,024

Energy - Alternate Sources — 0.1%
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	4,849
Reg. S, 0.88%, 09/15/2031	EUR	1,300	1,123

			5,972

Oil & Gas — 0.8%
Aker BP ASA, (Norway),
2.00%, 07/15/2026 (e)		915	846
3.10%, 07/15/2031 (e)		1,585	1,356
5.60%, 06/13/2028 (e)		795	806
6.00%, 06/13/2033 (e)		715	739
Apache Corp., 5.10%, 09/01/2040		220	189
BP Capital Markets BV, (Netherlands), Reg. S, 4.32%, 05/12/2035	EUR	1,500	1,710
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	990
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,403
Reg. S, (EUR Swap Rate 5 Year + 3.78%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,338
Reg. S, (UK Gilts 5 Year + 3.89%), 4.25%, 03/22/2027 (x) (aa)	GBP	7,900	9,423
Canadian Natural Resources Ltd., (Canada),
3.85%, 06/01/2027		39	38
6.25%, 03/15/2038		110	114
6.50%, 02/15/2037		420	444
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	105
Chevron Corp., 1.55%, 05/11/2025		75	72
Chevron USA, Inc.,
1.02%, 08/12/2027		100	89
2.34%, 08/12/2050		244	149
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		60	67
ConocoPhillips Co.,
5.55%, 03/15/2054		70	72
5.70%, 09/15/2063		635	667
Continental Resources, Inc., 4.90%, 06/01/2044		35	29
Devon Energy Corp., 5.88%, 06/15/2028		1,750	1,759
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,128
6.25%, 03/15/2033		300	320

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	462
Reg. S, 1.00%, 03/14/2025	EUR	443	466
Reg. S, 1.00%, 10/11/2034	EUR	1,900	1,583
Reg. S, 1.25%, 05/18/2026	EUR	9,200	9,471
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,041
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,769
Reg. S, 1.63%, 05/17/2028	EUR	1,000	1,005
Reg. S, 2.00%, 05/18/2031	EUR	500	489
EOG Resources, Inc., 4.38%, 04/15/2030		110	108
EQT Corp.,
5.70%, 04/01/2028		95	96
7.00%, 02/01/2030		3	3
Equinor ASA, (Norway),
Reg. S, 1.38%, 05/22/2032	EUR	825	772
1.75%, 01/22/2026		200	189
2.38%, 05/22/2030		260	228
3.25%, 11/18/2049		30	22
3.63%, 04/06/2040		1,800	1,502
3.70%, 04/06/2050		165	131
Reg. S, 6.88%, 03/11/2031	GBP	150	215
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	1,500	1,604
0.84%, 06/26/2032	EUR	1,050	927
1.41%, 06/26/2039	EUR	1,205	947
3.45%, 04/15/2051		484	367
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	588
Hess Corp.,
3.50%, 07/15/2024		10	10
5.60%, 02/15/2041		120	123
5.80%, 04/01/2047		16	16
Marathon Oil Corp.,
5.30%, 04/01/2029		550	549
5.70%, 04/01/2034		630	631
Marathon Petroleum Corp.,
3.80%, 04/01/2028		250	240
4.50%, 04/01/2048		115	97
5.00%, 09/15/2054		125	112
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	7,200	7,146
Occidental Petroleum Corp.,
6.13%, 01/01/2031		520	539
6.63%, 09/01/2030		495	524
8.88%, 07/15/2030		460	534
ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028	EUR	1,300	1,264
Ovintiv, Inc.,
5.65%, 05/15/2025		735	735
5.65%, 05/15/2028		715	727
Pioneer Natural Resources Co.,
1.90%, 08/15/2030		1,050	882
5.10%, 03/29/2026		820	819
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		700	740

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Shell International Finance BV, (Netherlands),
Reg. S, 0.75%, 08/15/2028	EUR	3,000	2,919
Reg. S, 1.63%, 01/20/2027	EUR	3,900	4,043
Reg. S, 1.88%, 09/15/2025	EUR	1,000	1,055
Reg. S, 1.88%, 04/07/2032	EUR	1,000	972
3.00%, 11/26/2051		78	53
6.38%, 12/15/2038		115	130
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	922
Reg. S, 1.38%, 10/04/2029	EUR	2,000	1,954
Reg. S, 1.49%, 09/04/2030	EUR	1,000	968
Reg. S, 1.54%, 05/31/2039	EUR	1,000	840
Reg. S, 1.62%, 05/18/2040	EUR	1,000	830
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (x) (aa)	EUR	2,000	2,009
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,900	1,768
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (x) (aa)	EUR	500	461
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	3,500	3,691
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)	EUR	1,000	973
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)	EUR	3,550	3,133
Var Energi ASA, (Norway),
5.00%, 05/18/2027 (e)		1,600	1,564
Reg. S, 5.50%, 05/04/2029	EUR	4,175	4,772

			99,583

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.00%, 10/15/2024	EUR	1,000	1,057
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,462
Reg. S, 0.50%, 10/15/2031	EUR	500	442
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	29
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	515

			3,505

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/2029		88	82
5.88%, 03/31/2025		485	485
Cheniere Energy Partners LP, 4.50%, 10/01/2029		375	357
Cheniere Energy, Inc., 4.63%, 10/15/2028		860	833
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,200
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025		20	20
Columbia Pipelines Operating Co. LLC,
5.93%, 08/15/2030 (e)		185	190
6.04%, 11/15/2033 (e)		280	290
6.50%, 08/15/2043 (e)		490	526
DCP Midstream Operating LP,
3.25%, 02/15/2032		15	13
5.13%, 05/15/2029		1,500	1,495
5.38%, 07/15/2025		70	70
Energy Transfer LP,
4.20%, 04/15/2027		5,830	5,671

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
5.25%, 04/15/2029		1,275	1,277
5.40%, 10/01/2047		675	622
5.55%, 02/15/2028		1,230	1,247
5.75%, 02/15/2033		1,455	1,480
6.05%, 12/01/2026		1,710	1,745
6.40%, 12/01/2030		620	654
6.55%, 12/01/2033		230	247
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,459
EnLink Midstream Partners LP, 5.05%, 04/01/2045		265	219
Enterprise Products Operating LLC,
3.75%, 02/15/2025		50	49
4.15%, 10/16/2028		150	146
4.20%, 01/31/2050		40	34
5.10%, 02/15/2045		1,700	1,634
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	559
Kinder Morgan Energy Partners LP, 4.70%, 11/01/2042		850	726
Kinder Morgan, Inc.,
1.75%, 11/15/2026		390	358
2.25%, 03/16/2027	EUR	1,500	1,550
5.00%, 02/01/2029		260	259
MPLX LP,
1.75%, 03/01/2026		400	374
2.65%, 08/15/2030		2,495	2,144
4.13%, 03/01/2027		438	427
4.50%, 04/15/2038		75	67
4.70%, 04/15/2048		1,652	1,411
4.88%, 06/01/2025		2,340	2,321
4.90%, 04/15/2058		90	75
4.95%, 03/14/2052		1,395	1,227
5.20%, 03/01/2047		10	9
5.50%, 02/15/2049		520	496
5.65%, 03/01/2053		65	63
ONEOK, Inc.,
2.20%, 09/15/2025		1,100	1,050
3.40%, 09/01/2029		1,510	1,391
3.95%, 03/01/2050		105	78
4.45%, 09/01/2049		2,662	2,158
5.00%, 03/01/2026		410	408
5.65%, 11/01/2028		295	302
5.85%, 01/15/2026		245	247
6.05%, 09/01/2033		1,100	1,148
6.10%, 11/15/2032		241	253
6.35%, 01/15/2031		350	370
7.15%, 01/15/2051		67	75
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		340	312
4.70%, 06/15/2044		58	49
4.90%, 02/15/2045		172	150

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Targa Resources Corp.,
4.20%, 02/01/2033		100	91
4.95%, 04/15/2052		835	732
5.20%, 07/01/2027		965	964
6.13%, 03/15/2033		285	298
6.15%, 03/01/2029		715	744
6.50%, 02/15/2053		520	558
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.88%, 02/01/2031		685	655
5.00%, 01/15/2028		599	589
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	73
7.85%, 02/01/2026		428	444
Western Midstream Operating LP,
4.05%, 02/01/2030		1,290	1,201
4.50%, 03/01/2028		1,200	1,158
4.65%, 07/01/2026		480	471
6.15%, 04/01/2033		200	205
6.35%, 01/15/2029		30	31
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,728
5.30%, 08/15/2028		2,350	2,371
5.80%, 11/15/2043		15	15

			54,430

Total Energy			164,514

Financial — 16.5%
Banks — 11.7%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	68
Reg. S, 1.25%, 01/10/2033	EUR	100	94
Reg. S, 1.38%, 01/16/2025	GBP	1,500	1,837
Reg. S, 1.38%, 01/12/2037	EUR	100	89
Reg. S, 1.45%, 04/12/2038	EUR	100	88
Reg. S, 4.38%, 10/20/2028	EUR	5,800	6,469
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		1,100	1,119
(CMT Index 1 Year + 1.55%), 6.58%, 10/13/2026 (e) (aa)		2,100	2,121
Achmea Bank NV, (Netherlands), Reg. S, 0.50%, 02/20/2026	EUR	100	102
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	102
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	1,034
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 3.63%, 07/04/2026 (aa)	EUR	1,500	1,614
AMCO - Asset Management Co. SpA, (Italy), Reg. S, 0.75%, 04/20/2028	EUR	163	155
ANZ New Zealand Int'l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	5,796
Argenta Spaarbank NV, (Belgium), Reg. S, 3.38%, 06/22/2028	EUR	100	109
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	99
Reg. S, 0.38%, 07/14/2025	EUR	2,950	3,025
Arkea Public Sector SCF SA, (France), Reg. S, 3.11%, 02/28/2029	EUR	100	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
ASB Bank Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	937
Reg. S, 0.50%, 09/24/2029	EUR	1,000	929
Australia & New Zealand Banking Group Ltd., (Australia), Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	2,920
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,520
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	6,700	6,744
Reg. S, 0.38%, 10/02/2024	EUR	1,000	1,060
Reg. S, 0.38%, 11/15/2026	EUR	1,000	996
Reg. S, 0.50%, 01/14/2027	EUR	1,000	994
Reg. S, 1.00%, 06/21/2026	EUR	1,000	1,022
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.00%, 01/16/2030 (aa)	EUR	1,000	1,048
Reg. S, 1.38%, 05/14/2025	EUR	1,000	1,051
Reg. S, 1.75%, 11/26/2025	EUR	10,900	11,421
Reg. S, 3.13%, 07/17/2027	EUR	100	108
Reg. S, 3.38%, 09/20/2027	EUR	6,800	7,332
Reg. S, 3.50%, 02/10/2027	EUR	500	536
Reg. S, 3.50%, 03/26/2031	EUR	7,300	7,904
Reg. S, (UK Gilts 5 Year + 3.60%), 8.25%, 11/30/2033 (aa)	GBP	10,000	13,565
Banco BPI SA, (Portugal), Reg. S, 3.63%, 07/04/2028	EUR	1,600	1,755
Banco BPM SpA, (Italy), Reg. S, 3.38%, 01/24/2030	EUR	100	108
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	3,700	3,914
Reg. S, 0.88%, 07/22/2025	EUR	7,500	7,809
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	2,979
Reg. S, 1.75%, 05/30/2029	EUR	100	101
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	170
Reg. S, 0.20%, 02/11/2028	EUR	5,900	5,622
Reg. S, 1.00%, 04/07/2025	EUR	100	105
Reg. S, 1.13%, 10/25/2028	EUR	100	99
Reg. S, 1.38%, 01/05/2026	EUR	200	207
Reg. S, 1.63%, 10/22/2030	EUR	1,900	1,765
Reg. S, 2.38%, 09/08/2027	EUR	100	105
2.75%, 05/28/2025		200	193
Reg. S, (EUR Swap Rate 1 Year + 1.05%), 3.63%, 09/27/2026 (aa)	EUR	2,000	2,152
Reg. S, 3.88%, 01/16/2028	EUR	10,000	10,925
Reg. S, 5.13%, 01/25/2030	GBP	1,000	1,269
5.29%, 08/18/2027		200	200
(CMT Index 1 Year + 1.45%), 5.54%, 03/14/2030 (aa)		4,000	3,998
6.92%, 08/08/2033		800	838
6.94%, 11/07/2033		1,400	1,548
Series DIP, Reg. S, 3.25%, 04/04/2026	EUR	10,000	10,644
Banco Santander Totta SA, (Portugal), Reg. S, 1.25%, 09/26/2027	EUR	100	101
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,900	1,984
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	2,340	2,384
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,218

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,351
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)	EUR	2,000	2,099
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,327
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	819
Reg. S, 2.30%, 07/25/2025	GBP	1,000	1,218
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,845
(United States SOFR + 1.05%), 2.55%, 02/04/2028 (aa)		15	14
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,164
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,368
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,824
(CME Term SOFR 3 Month + 1.45%), 2.88%, 10/22/2030 (aa)		65	58
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	46
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		1,000	978
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		350	328
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,770
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,235	1,233
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		1,140	1,090
4.00%, 01/22/2025		4,200	4,144
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		100	86
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		50	41
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		1,340	1,309
4.88%, 04/01/2044		25	24
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,705	1,693
5.00%, 01/21/2044		20	19
(United States SOFR + 2.16%), 5.02%, 07/22/2033 (aa)		470	463
(United States SOFR + 1.63%), 5.20%, 04/25/2029 (aa)		250	250
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,351	1,347
(United States SOFR + 1.65%), 5.47%, 01/23/2035 (aa)		455	459
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		205	212
Reg. S, 7.00%, 07/31/2028	GBP	650	889
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	845
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		180	134
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	92
Reg. S, 0.13%, 01/26/2027	EUR	1,800	1,779
Reg. S, 1.00%, 04/05/2026	EUR	100	103
2.65%, 03/08/2027		30	28
3.70%, 06/07/2025		370	363
5.30%, 06/05/2026		130	131
5.72%, 09/25/2028		230	236
5.92%, 09/25/2025		180	182
Bank of New York Mellon Corp. (The),
2.05%, 01/26/2027		3	3
3.00%, 10/30/2028		29	27
(United States SOFR + 1.15%), 3.99%, 06/13/2028 (aa)		6	6
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		163	161

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		210	207
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		100	96
(SOFR Compounded Index + 1.80%), 5.80%, 10/25/2028 (aa)		37	38
Bank of New Zealand, (New Zealand), Reg. S, 2.55%, 06/29/2027	EUR	100	105
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	1,900	1,875
Reg. S, 0.38%, 03/26/2030	EUR	100	92
1.05%, 03/02/2026		170	157
3.45%, 04/11/2025		510	500
Bank of Queensland Ltd., (Australia), Reg. S, 1.84%, 06/09/2027	EUR	7,600	7,842
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	3,038
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	3,600	3,507
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 03/07/2025	EUR	1,000	1,043
Reg. S, 0.01%, 05/11/2026	EUR	1,000	1,003
Reg. S, 0.63%, 11/03/2028	EUR	1,000	943
Reg. S, 0.75%, 06/08/2026	EUR	1,000	1,017
Reg. S, 0.75%, 01/17/2030	EUR	1,000	914
Reg. S, 1.00%, 05/23/2025	EUR	4,000	4,185
Reg. S, 1.13%, 11/19/2031	EUR	600	523
Reg. S, 1.25%, 05/26/2027	EUR	1,000	1,010
Reg. S, 1.25%, 06/03/2030	EUR	1,000	935
Reg. S, 1.38%, 07/16/2028	EUR	3,000	2,986
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,235
Reg. S, 1.88%, 06/18/2029	EUR	1,000	980
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,542
Reg. S, 2.63%, 11/06/2029	EUR	500	512
Reg. S, 3.00%, 05/21/2024	EUR	2,000	2,153
Reg. S, 3.00%, 09/11/2025	EUR	7,000	7,450
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,633
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,276
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	1,000	1,066
4.94%, 01/26/2026 (e)		2,000	1,987
Reg. S, 5.00%, 01/19/2026	GBP	10,000	12,599
Reg. S, 5.00%, 10/22/2029	GBP	6,600	8,397
5.90%, 07/13/2026 (e)		2,800	2,837
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	114
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	2,000	1,995
Reg. S, 3.00%, 05/08/2026	GBP	100	121
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,432
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	999
(United States SOFR + 1.49%), 5.67%, 03/12/2028 (aa)		1,320	1,324
(United States SOFR + 2.42%), 6.04%, 03/12/2055 (aa)		210	219
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		1,120	1,143
(CMT Index 1 Year + 3.50%), 7.44%, 11/02/2033 (aa)		455	506

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	104
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	98
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	88
Reg. S, 2.00%, 08/25/2032	EUR	100	99
Bayerische Landesbank, (Germany),
Reg. S, 0.05%, 04/30/2031	EUR	50	44
Reg. S, 0.13%, 11/02/2029	EUR	50	46
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	93
Reg. S, 2.13%, 09/01/2031	EUR	50	51
Reg. S, 3.75%, 02/07/2029	EUR	200	217
Belfius Bank SA, (Belgium),
Reg. S, 0.13%, 09/14/2026	EUR	100	100
Reg. S, 0.13%, 02/08/2028	EUR	600	575
Reg. S, 3.25%, 10/18/2027	EUR	100	108
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 4.88%, 06/11/2035 (aa)	EUR	100	109
Bendigo & Adelaide Bank Ltd., (Australia), Reg. S, 4.02%, 10/04/2026	EUR	100	109
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 08/24/2026	EUR	100	100
Reg. S, 0.01%, 07/07/2028	EUR	100	95
Reg. S, 1.75%, 05/10/2032	EUR	50	50
Reg. S, 3.00%, 01/10/2033	EUR	50	55
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	986
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,248
Reg. S, 0.63%, 12/03/2032	EUR	1,400	1,167
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	3,000	2,804
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	935
Reg. S, 1.13%, 08/28/2024	EUR	500	534
Reg. S, 1.13%, 06/11/2026	EUR	1,000	1,023
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,482
Reg. S, 1.38%, 05/28/2029	EUR	200	194
Reg. S, 1.50%, 05/23/2028	EUR	500	501
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,506
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,152
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,268
Reg. S, (UK Gilts 5 Year + 1.65%), 2.00%, 05/24/2031 (aa)	GBP	2,500	2,900
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,441
Reg. S, 2.25%, 01/11/2027	EUR	500	520
Reg. S, 2.38%, 02/17/2025	EUR	1,000	1,063
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	4,600	4,708
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,293
Reg. S, 3.38%, 01/23/2026	GBP	600	734
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 4.13%, 09/26/2032 (aa)	EUR	16,300	18,306
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.38%, 01/13/2029 (aa)	EUR	5,900	6,539
(United States SOFR + 1.52%), 5.18%, 01/09/2030 (e) (aa)		2,250	2,249
Reg. S, 5.75%, 06/13/2032	GBP	4,500	5,897

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	6,312
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,661
Reg. S, 0.63%, 09/26/2024	EUR	1,500	1,592
Reg. S, 0.63%, 04/28/2025	EUR	1,000	1,044
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,359
Reg. S, 1.00%, 10/05/2028	EUR	500	486
Reg. S, 3.50%, 01/25/2028	EUR	10,000	10,827
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,826
4.63%, 07/11/2024 (e)		1,200	1,194
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%), 5.75%, 06/01/2033 (aa)	EUR	2,900	3,310
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		1,700	1,705
BPER Banca SPA, (Italy), Reg. S, 3.25%, 01/22/2031	EUR	100	108
Caixa Geral de Depositos SA, (Portugal), Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	115
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,436
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	2,076
Reg. S, 1.00%, 09/25/2025	EUR	100	104
Reg. S, 1.25%, 01/11/2027	EUR	200	204
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	505
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,358
Reg. S, (EUR Swap Rate 5 Year + 1.68%), 2.25%, 04/17/2030 (aa)	EUR	1,000	1,052
Reg. S, 3.75%, 09/07/2029	EUR	500	551
(United States SOFR + 1.78%), 5.67%, 03/15/2030 (e) (aa)		815	815
(United States SOFR + 2.26%), 6.04%, 06/15/2035 (e) (aa)		630	636
Reg. S, (EUR Swap Rate 5 Year + 3.55%), 6.25%, 02/23/2033 (aa)	EUR	2,500	2,854
(United States SOFR + 2.08%), 6.68%, 09/13/2027 (e) (aa)		1,750	1,788
Caja Rural de Navarra SCC, (Spain), Reg. S, 3.00%, 04/26/2027	EUR	100	107
Cajamar Caja Rural SCC, (Spain), Reg. S, 3.38%, 07/25/2029	EUR	1,700	1,837
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.01%, 04/30/2029	EUR	2,000	1,848
Reg. S, 0.04%, 07/09/2027	EUR	100	97
3.95%, 08/04/2025		350	344
Cie de Financement Foncier SA, (France),
Reg. S, 0.38%, 04/09/2027	EUR	100	99
Reg. S, 0.60%, 10/25/2041	EUR	100	71
Reg. S, 0.75%, 01/21/2025	EUR	100	105
Reg. S, 0.75%, 05/29/2026	EUR	100	103
Reg. S, 2.38%, 03/15/2030	EUR	100	105
Reg. S, 3.38%, 09/16/2031	EUR	100	111
Reg. S, 3.88%, 04/25/2055	EUR	20	25
Citigroup, Inc.,
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		640	637
Reg. S, (ICE LIBOR EUR 3 Month + 1.66%), 1.25%, 07/06/2026 (aa)	EUR	2,000	2,091
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,100	2,848

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
1.75%, 01/28/2025	EUR	700	743
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	87
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	381
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	883
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,074
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		75	54
(United States SOFR + 1.42%), 2.98%, 11/05/2030 (aa)		500	444
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		135	132
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		1,000	977
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		65	65
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		700	666
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		100	89
(CME Term SOFR 3 Month + 1.45%), 4.08%, 04/23/2029 (aa)		1,695	1,624
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		160	137
4.40%, 06/10/2025		3,500	3,452
4.65%, 07/30/2045		10	9
4.65%, 07/23/2048		25	23
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		1,485	1,479
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		100	99
(United States SOFR + 2.06%), 5.83%, 02/13/2035 (aa)		2,530	2,505
6.00%, 10/31/2033		50	52
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		2,260	2,292
Clydesdale Bank plc, (United Kingdom), Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,253
Comerica, Inc., (United States SOFR + 2.16%), 5.98%, 01/30/2030 (aa)		708	699
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	91
Reg. S, 0.10%, 09/11/2025	EUR	939	964
Reg. S, 0.25%, 01/12/2032	EUR	100	88
Reg. S, 0.88%, 09/08/2025	EUR	100	104
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,545
Reg. S, 1.13%, 06/22/2026	EUR	1,100	1,120
Reg. S, 2.88%, 04/28/2026	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	3,100	3,267
Reg. S, 3.13%, 04/20/2029	EUR	100	109
Reg. S, (ICE LIBOR EUR 3 Month + 2.20%), 4.63%, 03/21/2028 (aa)	EUR	4,000	4,396
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 4.63%, 01/17/2031 (aa)	EUR	4,700	5,196
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	98
Reg. S, 1.13%, 01/18/2028	EUR	1,000	1,002
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,825	1,939
Reg. S, 3.25%, 10/24/2025	EUR	100	108
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	65
Reg. S, 0.13%, 12/01/2031	EUR	100	88
Reg. S, 0.75%, 03/02/2032	EUR	100	92
Reg. S, 0.88%, 02/08/2028	EUR	200	200

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	696
Reg. S, 0.88%, 02/01/2029	EUR	100	98
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,533
Reg. S, 1.38%, 02/03/2027	EUR	25	26
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,252
4.38%, 08/04/2025		890	874
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)	EUR	15,700	17,423
Reg. S, 5.25%, 05/23/2041	GBP	50	67
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	82
Reg. S, 3.50%, 01/15/2030	EUR	100	110
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	7,194
Reg. S, (ICE LIBOR EUR 3 Month + 0.68%), 0.50%, 09/21/2029 (aa)	EUR	13,000	12,254
Reg. S, 1.00%, 09/18/2025	EUR	15,000	15,612
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,140
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,093
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	681
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,035
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,041
Reg. S, 2.38%, 05/20/2024	EUR	600	646
Reg. S, 3.75%, 01/22/2034	EUR	5,600	6,166
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 4.00%, 10/12/2026 (aa)	EUR	2,000	2,165
Reg. S, 4.00%, 01/18/2033	EUR	5,500	6,211
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	7,300	9,810
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	534
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,230
Reg. S, 4.25%, 12/01/2032	EUR	3,600	4,090
Credit Suisse AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,300	1,322
Reg. S, 0.25%, 09/01/2028	EUR	1,200	1,127
Reg. S, 1.50%, 04/10/2026	EUR	400	414
Reg. S, 5.50%, 08/20/2026	EUR	2,000	2,248
7.95%, 01/09/2025		1,700	1,728
Credit Suisse Schweiz AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	25
Reg. S, 3.39%, 12/05/2025	EUR	100	108
Credito Emiliano SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	2,016
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.88%, 03/26/2030 (aa)	EUR	12,900	14,607
Crelan SA, (Belgium), Reg. S, 5.75%, 01/26/2028	EUR	900	1,021
Danske Bank A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 0.50%, 08/27/2025 (aa)	EUR	425	452
Reg. S, 0.63%, 05/26/2025	EUR	3,000	3,124

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)	EUR	3,500	3,344
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)	EUR	1,000	1,011
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)	EUR	1,000	1,030
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	5,000	5,809
(CMT Index 1 Year + 0.95%), 5.43%, 03/01/2028 (e) (aa)		1,090	1,093
(CMT Index 1 Year + 1.18%), 6.26%, 09/22/2026 (e) (aa)		1,480	1,495
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		1,175	1,180
Danske Hypotek AB, (Sweden),
Series 2512, Reg. S, 1.00%, 12/17/2025	SEK	2,000	179
Series 2812, Reg. S, 3.50%, 12/20/2028	SEK	2,000	190
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	99
DBS Bank Ltd., (Singapore), Reg. S, 2.81%, 10/13/2025	EUR	100	107
de Volksbank NV, (Netherlands),
Reg. S, 1.00%, 03/08/2028	EUR	100	100
Reg. S, 4.63%, 11/23/2027	EUR	100	110
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	94
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	69
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	200	212
Reg. S, (ICE LIBOR EUR 3 Month + 1.67%), 1.38%, 06/10/2026 (aa)	EUR	1,000	1,047
Reg. S, 1.63%, 01/20/2027	EUR	2,100	2,134
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)	EUR	2,900	2,943
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,782
Reg. S, 2.25%, 09/20/2027	EUR	100	105
Reg. S, 2.63%, 12/16/2024	GBP	1,500	1,853
Reg. S, 3.13%, 10/19/2026	EUR	100	108
(United States SOFR + 2.26%), 3.74%, 01/07/2033 (aa)		200	165
Reg. S, (SONIA Interest Rate Benchmark + 1.94%), 4.00%, 06/24/2026 (aa)	GBP	2,000	2,467
Reg. S, 4.00%, 11/29/2027	EUR	4,100	4,497
Reg. S, (ICE LIBOR EUR 3 Month + 2.95%), 5.00%, 09/05/2030 (aa)	EUR	800	896
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)	EUR	1,300	1,468
Reg. S, (EUR Swap Rate 5 Year + 6.00%), 5.63%, 05/19/2031 (aa)	EUR	800	872
(United States SOFR + 1.59%), 5.71%, 02/08/2028 (aa)		280	280
(United States SOFR + 3.65%), 7.08%, 02/10/2034 (aa)		2,160	2,223
(United States SOFR + 2.52%), 7.15%, 07/13/2027 (aa)		630	648
Deutsche Kreditbank AG, (Germany), Reg. S, 1.63%, 05/05/2032	EUR	50	49
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	98
Reg. S, 1.00%, 04/13/2026	EUR	100	102
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)	EUR	5,425	5,936
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	4,783
Reg. S, 0.01%, 01/21/2031	EUR	100	89
Reg. S, 2.88%, 03/12/2029	EUR	100	108

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	95
Reg. S, 0.01%, 10/27/2028	EUR	25	24
Reg. S, 0.38%, 06/06/2025	EUR	100	104
Reg. S, 0.38%, 03/31/2026	EUR	100	102
Reg. S, 0.88%, 04/17/2034	EUR	100	89
Reg. S, 3.00%, 10/29/2027	EUR	50	54
Reg. S, 3.00%, 11/30/2032	EUR	100	109
Eika Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/12/2027	EUR	100	99
Erste Group Bank AG, (Austria),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)	EUR	1,000	957
Reg. S, 0.13%, 05/17/2028	EUR	1,000	949
Reg. S, 0.50%, 01/12/2037	EUR	100	78
Reg. S, 0.75%, 02/05/2025	EUR	100	105
Reg. S, 0.88%, 05/22/2026	EUR	1,000	1,019
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)	EUR	4,500	4,298
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,038
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)	EUR	1,000	1,013
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,661
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	9,800	10,951
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	101
Fifth Third Bancorp,
(United States SOFR + 1.84%), 5.63%, 01/29/2032 (aa)		55	55
(United States SOFR + 2.34%), 6.34%, 07/27/2029 (aa)		1,525	1,573
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	1,000	1,008
Goldman Sachs Group, Inc. (The),
Reg. S, 0.13%, 08/19/2024	EUR	1,000	1,063
Reg. S, 0.25%, 01/26/2028	EUR	1,000	960
Reg. S, 0.88%, 05/09/2029	EUR	1,000	945
Reg. S, 1.00%, 03/18/2033	EUR	1,000	870
Reg. S, 1.50%, 12/07/2027	GBP	3,000	3,372
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,815	1,669
2.60%, 02/07/2030		1,895	1,660
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,278
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		740	617
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		865	622
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		141	121
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,747
Reg. S, 3.38%, 03/27/2025	EUR	4,000	4,298
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		480	459
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,385
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		60	52
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,490
(United States SOFR + 1.51%), 4.39%, 06/15/2027 (aa)		815	800
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		495	484

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
6.75%, 10/01/2037		170	186
6.88%, 01/18/2038	GBP	825	1,152
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)	EUR	2,200	1,952
Hamburg Commercial Bank AG, (Germany), Reg. S, 3.38%, 02/01/2028	EUR	50	54
HSBC Bank Canada, (Canada), Reg. S, 1.50%, 09/15/2027	EUR	100	102
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.29%), 2.21%, 08/17/2029 (aa)		945	828
Reg. S, 2.50%, 03/15/2027	EUR	2,000	2,099
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		400	390
Reg. S, 3.00%, 06/30/2025	EUR	5,000	5,325
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	255
Reg. S, 3.13%, 06/07/2028	EUR	1,200	1,259
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		900	841
Reg. S, (ICE LIBOR EUR 3 Month + 1.94%), 4.86%, 05/23/2033 (aa)	EUR	5,600	6,436
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		1,720	1,736
Reg. S, 6.00%, 03/29/2040	GBP	5,000	6,292
6.50%, 09/15/2037		400	417
(SONIA Interest Rate Benchmark + 2.12%), 6.80%, 09/14/2031 (aa)	GBP	4,500	6,118
Reg. S, 7.00%, 04/07/2038	GBP	300	418
Huntington Bancshares, Inc.,
(SOFR Compounded Index + 1.87%), 5.71%, 02/02/2035 (aa)		1,980	1,975
(United States SOFR + 2.02%), 6.21%, 08/21/2029 (aa)		365	374
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	197
Reg. S, 3.25%, 04/19/2028	EUR	100	108
Hypo Vorarlberg Bank AG, (Austria), Reg. S, 4.13%, 02/16/2026	EUR	100	108
Iccrea Banca SpA, (Italy), Reg. S, 3.88%, 01/12/2029	EUR	100	110
Industrial & Commercial Bank of China Ltd., (China), Reg. S, 0.13%, 10/28/2024	EUR	2,500	2,628
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	88
Reg. S, 0.75%, 02/18/2029	EUR	100	97
Reg. S, 2.50%, 02/21/2030	EUR	100	106
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	91
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)	EUR	1,000	1,061
Reg. S, (ICE LIBOR EUR 3 Month + 0.43%), 0.13%, 11/29/2025 (aa)	EUR	1,500	1,578
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)	EUR	1,000	963
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)	EUR	1,000	973
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)	EUR	1,000	1,023
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)	EUR	1,500	1,454
Reg. S, 1.13%, 02/14/2025	EUR	3,200	3,377
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)	GBP	1,900	2,089
Reg. S, 1.38%, 01/11/2028	EUR	1,000	1,005

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,465	1,360
Reg. S, 2.00%, 09/20/2028	EUR	800	808
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 2.00%, 03/22/2030 (aa)	EUR	3,000	3,160
Reg. S, (ICE LIBOR EUR 3 Month + 1.10%), 2.13%, 05/23/2026 (aa)	EUR	3,000	3,173
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)	EUR	1,300	1,346
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,430
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	196
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 4.88%, 11/14/2027 (aa)	EUR	5,300	5,886
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		510	517
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	189
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	100
Reg. S, 0.63%, 02/24/2026	EUR	1,000	1,017
Reg. S, 0.75%, 12/04/2024	EUR	500	529
Reg. S, 0.75%, 03/16/2028	EUR	4,373	4,231
Reg. S, 1.00%, 07/04/2024	EUR	1,500	1,606
Reg. S, 1.00%, 09/25/2025	EUR	100	104
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,371
Reg. S, 1.75%, 03/20/2028	EUR	4,000	4,024
Reg. S, 2.13%, 05/26/2025	EUR	4,375	4,631
Reg. S, 2.50%, 01/15/2030	GBP	3,000	3,239
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,112
Reg. S, 5.25%, 01/13/2030	EUR	1,458	1,704
7.00%, 11/21/2025 (e)		1,060	1,080
7.20%, 11/28/2033 (e)		225	243
7.80%, 11/28/2053 (e)		850	966
(CMT Index 1 Year + 4.40%), 8.25%, 11/21/2033 (e) (aa)		640	716
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,865
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,648
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	1,116
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	322
Series 208, 0.05%, 03/02/2035	EUR	100	80
Jyske Bank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 2.10%), 4.63%, 04/11/2026 (aa)	EUR	6,400	6,944
KBC Bank NV, (Belgium), Reg. S, 3.75%, 09/28/2026	EUR	100	109
KBC Group NV, (Belgium),
Reg. S, 0.63%, 04/10/2025	EUR	8,000	8,368
Reg. S, (UK Gilts 1 Year + 0.92%), 1.25%, 09/21/2027 (aa)	GBP	5,000	5,752
Reg. S, (UK Gilts 5 Year + 2.25%) 6.15%, 03/19/2034 (aa)	GBP	4,000	5,084
KeyCorp., (SOFR Compounded Index + 2.42%), 6.40%, 03/06/2035 (aa)		520	531
Kookmin Bank, (South Korea), Reg. S, 0.05%, 10/19/2026	EUR	1,800	1,783

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 06/15/2026	EUR	500	506
Reg. S, 0.00%, 03/31/2027	EUR	500	496
Reg. S, 0.00%, 04/30/2027	EUR	1,230	1,219
Reg. S, 0.00%, 12/15/2027	EUR	1,140	1,112
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,270
Reg. S, 0.00%, 11/09/2028	EUR	1,490	1,422
Reg. S, 0.00%, 06/15/2029	EUR	254	239
Reg. S, 0.00%, 09/17/2030	EUR	3,108	2,827
Reg. S, 0.00%, 01/10/2031	EUR	670	604
Reg. S, 0.01%, 05/05/2027	EUR	520	515
Reg. S, 0.05%, 09/29/2034	EUR	780	635
Reg. S, 0.13%, 01/09/2032	EUR	830	737
0.25%, 09/15/2025	EUR	1,100	1,138
0.38%, 07/18/2025		1,400	1,321
Reg. S, 0.38%, 04/23/2030	EUR	360	339
Reg. S, 0.38%, 05/20/2036	EUR	548	445
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,569
0.50%, 09/15/2027	EUR	500	500
0.63%, 01/07/2028	EUR	720	719
Reg. S, 0.75%, 01/15/2029	EUR	500	493
Reg. S, 0.88%, 09/15/2026	GBP	5,000	5,803
Reg. S, 0.88%, 07/04/2039	EUR	400	324
Reg. S, 1.13%, 05/09/2033	EUR	550	519
Reg. S, 1.13%, 03/31/2037	EUR	700	617
Reg. S, 1.38%, 12/15/2025	GBP	425	508
Reg. S, 1.38%, 07/31/2035	EUR	202	188
2.00%, 05/02/2025		195	189
Reg. S, 2.00%, 11/15/2029	EUR	500	521
2.50%, 11/20/2024		750	737
Reg. S, 2.50%, 11/19/2025	EUR	2,450	2,618
Reg. S, 2.75%, 05/15/2030	EUR	525	570
Reg. S, 2.75%, 02/14/2033	EUR	700	759
Reg. S, 2.88%, 06/07/2033	EUR	500	548
Reg. S, 3.13%, 10/10/2028	EUR	1,000	1,098
Reg. S, 4.13%, 02/18/2026	GBP	20,000	25,072
4.63%, 08/07/2026		120	120
4.70%, 06/02/2037	CAD	100	76
Reg. S, 4.88%, 03/15/2037	GBP	825	1,105
5.75%, 06/07/2032	GBP	1,300	1,839
6.00%, 12/07/2028	GBP	2,500	3,413
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	201
Reg. S, 0.75%, 06/23/2031	EUR	100	89
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	400	400
Reg. S, 1.38%, 04/24/2029	EUR	200	195
Reg. S, 4.00%, 05/03/2028	EUR	200	220
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	100	113
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	185
Reg. S, 0.38%, 02/18/2027	EUR	200	195
Reg. S, 0.38%, 02/28/2028	EUR	200	189
Reg. S, 0.38%, 05/07/2029	EUR	100	91
Reg. S, 0.88%, 09/15/2025	EUR	100	104
Reg. S, 3.25%, 09/27/2027	EUR	50	55
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	99
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.01%, 07/19/2027	EUR	100	98
Reg. S, 0.38%, 06/04/2029	EUR	100	91
Reg. S, 0.63%, 01/12/2027	EUR	100	101
Reg. S, 2.88%, 02/06/2034	EUR	100	108
Reg. S, 4.00%, 02/04/2030	EUR	100	110
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	102
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	401
Reg. S, 0.63%, 12/15/2025	GBP	2,000	2,354
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	537
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,634
Reg. S, 0.00%, 12/13/2028	EUR	720	685
Reg. S, 0.00%, 11/27/2029	EUR	120	111
Reg. S, 0.01%, 11/26/2040	EUR	200	133
Reg. S, 0.05%, 12/18/2029	EUR	180	167
Reg. S, 0.10%, 03/08/2027	EUR	200	199
Reg. S, 0.25%, 08/29/2025	EUR	300	311
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,124
Reg. S, 0.50%, 02/28/2029	EUR	400	388
Reg. S, 0.63%, 02/20/2030	EUR	140	134
Reg. S, 0.63%, 10/31/2036	EUR	75	62
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,304
Reg. S, 2.75%, 02/16/2032	EUR	200	216
Reg. S, 3.25%, 09/06/2030	EUR	300	334
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	100
Reg. S, 6.00%, 02/08/2029	GBP	100	135
Reg. S, 6.50%, 09/17/2040	GBP	300	433

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc, (United Kingdom),
(UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	2,174
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	615
Reg. S, (ICE LIBOR EUR 3 Month + 1.72%), 4.50%, 03/18/2030 (aa)	EUR	4,000	4,294
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		2,150	2,171
M&T Bank Corp., (United States SOFR + 2.26%), 6.08%, 03/13/2032 (aa)		235	235
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,576
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,419
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	418
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 1.00%, 07/17/2029 (aa)	EUR	10,000	9,683
Reg. S, 1.13%, 07/15/2025	EUR	975	1,017
Reg. S, 2.38%, 06/30/2027	EUR	100	104
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.88%, 09/13/2027 (aa)	EUR	8,050	8,901
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	104
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,843
Reg. S, (ICE LIBOR EUR 3 Month + 0.94%), 2.26%, 06/14/2025 (aa)	EUR	2,275	2,445
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		440	408
Reg. S, 3.56%, 06/15/2032	EUR	10,000	11,019
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		555	553
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,468
Mizuho Financial Group, Inc., (Japan),
Reg. S, 0.12%, 09/06/2024	EUR	1,000	1,062
Reg. S, 0.21%, 10/07/2025	EUR	2,000	2,053
Reg. S, 2.10%, 04/08/2032	EUR	1,000	973
(CME Term SOFR 3 Month + 1.09%), 2.23%, 05/25/2026 (aa)		3,000	2,893
(CMT Index 1 Year + 0.90%), 2.65%, 05/22/2026 (aa)		1,000	969
Reg. S, 4.42%, 05/20/2033	EUR	20,000	22,793
(CMT Index 1 Year + 2.05%), 5.41%, 09/13/2028 (aa)		1,400	1,412
Reg. S, 5.63%, 06/13/2028	GBP	3,150	4,079
(CMT Index 1 Year + 1.90%), 5.75%, 07/06/2034 (aa)		780	805
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,330
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,240	1,207
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		779	715
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		90	83
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	952
(United States SOFR + 1.18%), 2.24%, 07/21/2032 (aa)		110	90
(United States SOFR + 1.00%), 2.48%, 01/21/2028 (aa)		2	2
2.63%, 03/09/2027	GBP	1,425	1,685
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,000	874
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	29

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	2,200	2,279
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		120	120
(United States SOFR + 3.12%), 3.62%, 04/01/2031 (aa)		8	7
(CME Term SOFR 3 Month + 1.40%), 3.77%, 01/24/2029 (aa)		6	6
(ICE LIBOR EUR 3 Month + 1.04%), 3.79%, 03/21/2030 (aa)	EUR	1,600	1,740
3.95%, 04/23/2027		117	113
(ICE LIBOR EUR 3 Month + 1.24%), 3.96%, 03/21/2035 (aa)	EUR	2,300	2,518
(United States SOFR + 1.61%), 4.21%, 04/20/2028 (aa)		3	3
(CME Term SOFR 3 Month + 1.89%), 4.43%, 01/23/2030 (aa)		104	101
(CME Term SOFR 3 Month + 1.69%), 4.46%, 04/22/2039 (aa)		10	9
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		918	908
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		78	78
(United States SOFR + 1.59%), 5.16%, 04/20/2029 (aa)		110	110
(United States SOFR + 1.45%), 5.17%, 01/16/2030 (aa)		2,275	2,278
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		385	382
(United States SOFR + 1.88%), 5.42%, 07/21/2034 (aa)		795	798
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		668	674
(United States SOFR + 1.73%), 5.47%, 01/18/2035 (aa)		210	212
(SONIA Interest Rate Benchmark + 2.25%), 5.79%, 11/18/2033 (aa)	GBP	4,300	5,695
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		135	135
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		1,020	1,055
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		300	322
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	33
Reg. S, 0.13%, 02/01/2029	EUR	50	47
Reg. S, 1.00%, 04/18/2039	EUR	50	41
Reg. S, 2.50%, 07/04/2028	EUR	50	53
Reg. S, 3.00%, 02/01/2034	EUR	50	54
National Australia Bank Ltd., (Australia),
Reg. S, 0.25%, 05/20/2024	EUR	1,000	1,074
Reg. S, 0.63%, 09/18/2024	EUR	1,000	1,062
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,039
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,618
Reg. S, 2.13%, 05/24/2028	EUR	500	516
Reg. S, 2.35%, 08/30/2029	EUR	100	104
National Bank of Canada, (Canada),
Reg. S, 0.75%, 03/13/2025	EUR	100	105
5.25%, 01/17/2025		250	249
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	90
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,000	1,894
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	1,875	1,810
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	689
Reg. S, (GBP Swap Rate 1 Year + 1.49%), 2.88%, 09/19/2026 (aa)	GBP	2,000	2,433
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,740

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	1,004
Reg. S, 2.00%, 08/27/2025	EUR	1,000	1,054
NIBC Bank NV, (Netherlands), Reg. S, 0.13%, 04/21/2031	EUR	100	88
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	97
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	100
Reg. S, 0.25%, 10/28/2026	EUR	20	20
Reg. S, 0.50%, 06/29/2026	EUR	50	51
Reg. S, 3.13%, 02/20/2026	EUR	50	54
Nordea Bank Abp, (Finland),
Reg. S, 4.13%, 05/05/2028	EUR	6,025	6,652
Reg. S, (EUR Swap Rate 5 Year + 1.85%), 4.88%, 02/23/2034 (aa)	EUR	2,825	3,146
Nordea Hypotek AB, (Sweden),
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	400	36
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,700	149
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	175
Series 5538, Reg. S, 3.50%, 09/20/2028	SEK	2,000	189
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	98
Reg. S, 2.50%, 09/14/2032	EUR	100	105
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138	122
Reg. S, 0.10%, 07/09/2035	EUR	300	238
Reg. S, 0.38%, 12/16/2024	GBP	2,000	2,441
Reg. S, 0.38%, 05/16/2029	EUR	550	526
Reg. S, 0.50%, 05/26/2025	EUR	320	334
Reg. S, 0.50%, 06/17/2041	EUR	100	71
Reg. S, 0.75%, 06/30/2028	EUR	260	258
1.20%, 03/28/2039	EUR	100	84
1.25%, 05/13/2049	EUR	87	63
2.75%, 02/21/2029	EUR	500	539
Reg. S, 3.00%, 05/31/2030	EUR	173	189
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	4,993
Series 13G, Reg. S, 1.00%, 04/01/2026	DKK	300	41
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	83
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,000	137
Series 13H, Reg. S, 1.00%, 07/01/2027	DKK	800	109
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	27
Series 13H, Reg. S, 1.00%, 07/01/2028	DKK	400	54
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	300	43
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	142
Series SDO, Reg. S, 1.00%, 01/01/2029	DKK	700	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	150
Reg. S, 0.25%, 09/26/2024	EUR	300	318
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,307
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	96
Reg. S, 1.00%, 10/05/2027	EUR	100	101
Reg. S, 3.00%, 07/17/2031	EUR	100	108
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	800	821
Series 678, Reg. S, 0.00%, 08/26/2049	CHF	40	31
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	100	106
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	211
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	103
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	250	258
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	250	217
Series 706, Reg. S, 0.13%, 08/19/2031	CHF	200	203
Series 743, Reg. S, 1.75%, 07/09/2038	CHF	50	58
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	550	588
Series 517, Reg. S, 0.00%, 04/02/2031	CHF	100	101
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	53
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	51
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	370	363
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	255	240
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	53
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	80	80
Series 576, Reg. S, 1.85%, 07/19/2038	CHF	50	59
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.84%), 5.58%, 06/12/2029 (aa)		895	906
(SOFR Compounded Index + 1.09%), 5.67%, 10/28/2025 (aa)		580	580
(United States SOFR + 1.90%), 5.68%, 01/22/2035 (aa)		485	490
(United States SOFR + 1.32%), 5.81%, 06/12/2026 (aa)		180	181
(SOFR Compounded Index + 1.73%), 6.62%, 10/20/2027 (aa)		80	82
(United States SOFR + 2.28%), 6.88%, 10/20/2034 (aa)		760	833
Raiffeisen Bank International AG, (Austria),
Reg. S, 0.25%, 01/22/2025	EUR	3,600	3,761
Reg. S, 3.88%, 03/16/2026	EUR	100	108
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.63%, 08/21/2029 (aa)	EUR	2,500	2,690
Reg. S, (ICE LIBOR EUR 3 Month + 1.95%), 4.75%, 01/26/2027 (aa)	EUR	700	761
Reg. S, 5.75%, 01/27/2028	EUR	9,000	10,293
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.20%), 7.38%, 12/20/2032 (aa)	EUR	7,000	7,855

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria),
Reg. S, 0.63%, 08/28/2026	EUR	200	202
Reg. S, 3.25%, 01/11/2030	EUR	100	109
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	102
Raiffeisen-Landesbank Steiermark AG, (Austria), Reg. S, 2.38%, 06/14/2028	EUR	100	104
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	107
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	212
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	94
Reg. S, 0.13%, 04/26/2027	EUR	700	687
Reg. S, 0.63%, 09/10/2025	EUR	100	104
1.15%, 06/10/2025		100	95
Reg. S, 2.38%, 09/13/2027	EUR	150	158
3.63%, 05/04/2027		90	87
4.95%, 02/01/2029		130	130
5.20%, 08/01/2028		496	501
6.00%, 11/01/2027		30	31
Santander Consumer Bank A/S, (Norway), Reg. S, 0.13%, 02/25/2025	EUR	5,200	5,427
Santander Holdings USA, Inc.,
3.45%, 06/02/2025		45	44
(United States SOFR + 2.50%), 6.17%, 01/09/2030 (aa)		145	146
(United States SOFR + 2.36%), 6.50%, 03/09/2029 (aa)		190	195
Santander UK Group Holdings plc, (United Kingdom), (United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,237
Santander UK plc, (United Kingdom), Reg. S, 0.05%, 01/12/2027	EUR	100	99
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	1,475	1,576
Reg. S, 3.25%, 11/24/2025	EUR	6,825	7,323
Reg. S, 3.25%, 05/04/2028	EUR	100	109
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.80%), 4.50%, 11/27/2034 (aa)	EUR	14,475	15,756
5.13%, 03/05/2027 (e)		675	676
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	173
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	186
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	1,015
Reg. S, (ICE LIBOR EUR 3 Month + 0.80%), 0.63%, 12/02/2027 (aa)	EUR	4,000	3,972
Reg. S, (ICE LIBOR EUR 3 Month + 1.28%), 0.88%, 09/22/2028 (aa)	EUR	2,300	2,251
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	1,022
Reg. S, 1.13%, 01/23/2025	EUR	200	211
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 1.13%, 04/21/2026 (aa)	EUR	1,700	1,781
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,322
Reg. S, 1.25%, 06/12/2030	EUR	2,000	1,868
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 1.50%, 05/30/2025 (aa)	EUR	500	537
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,763
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,042

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,396
Reg. S, 4.00%, 11/16/2027	EUR	3,000	3,296
Reg. S, (EUR Swap Rate 5 Year + 3.10%), 5.25%, 09/06/2032 (aa)	EUR	1,900	2,110
(CMT Index 1 Year + 1.50%), 5.52%, 01/19/2028 (e) (aa)		1,800	1,788
Reg. S, 6.25%, 06/22/2033	GBP	2,000	2,726
(CMT Index 1 Year + 2.95%), 7.13%, 01/19/2055 (e) (aa)		250	250
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,000	4,864
Reg. S, 0.13%, 05/14/2026	EUR	100	101
Reg. S, 0.13%, 05/12/2031	EUR	100	88
Reg. S, 1.00%, 01/30/2029	EUR	100	99
Sparebank 1 Oestlandet, (Norway),
Reg. S, 0.25%, 09/30/2024	EUR	600	635
Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,026
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,715
Reg. S, 0.50%, 02/06/2026	EUR	100	103
SP-Kiinnitysluottopankki OYJ, (Finland), Reg. S, 3.13%, 11/01/2027	EUR	100	108
SR-Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/10/2031	EUR	100	88
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	94
Reg. S, 0.50%, 07/11/2025	EUR	100	104
Reg. S, 3.63%, 06/20/2028	SEK	2,000	191
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	180
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	176
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	176
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	178
Standard Chartered plc, (United Kingdom), (CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,113
Sumitomo Mitsui Financial Group, Inc., (Japan),
Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,201
5.46%, 01/13/2026		200	201
5.52%, 01/13/2028		200	204
5.71%, 01/13/2030		200	206
Sumitomo Mitsui Trust Bank Ltd., (Japan),
Reg. S, 0.01%, 10/15/2027	EUR	2,000	1,916
5.20%, 03/07/2027 (e)		1,120	1,121
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	941
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,179
Reg. S, 0.50%, 02/18/2030	EUR	1,875	1,714
Reg. S, 1.00%, 04/15/2025	EUR	2,000	2,097
Reg. S, (EUR Swap Rate 5 Year + 1.80%), 3.25%, 06/01/2033 (aa)	EUR	1,500	1,558
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,314
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	91
Reg. S, 0.63%, 10/30/2025	EUR	100	103
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	180

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	91
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	171
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)	EUR	1,500	1,505
Reg. S, 0.75%, 05/05/2025	EUR	1,300	1,357
Reg. S, 1.30%, 02/17/2027	EUR	1,000	1,010
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,716
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,040
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)	EUR	1,500	1,582
Reg. S, 4.38%, 09/05/2030	EUR	10,000	11,249
Reg. S, (UK Gilts 5 Year + 3.80%), 7.27%, 11/15/2032 (aa)	GBP	6,000	7,870
Toronto-Dominion Bank (The), (Canada),
Reg. S, 0.86%, 03/24/2027	EUR	1,800	1,813
1.25%, 09/10/2026		20	18
Reg. S, 1.71%, 07/28/2025	EUR	100	105
Reg. S, 2.88%, 04/05/2027	GBP	5,000	5,946
Reg. S, 3.19%, 02/16/2029	EUR	100	109
Reg. S, 3.72%, 03/13/2030	EUR	100	112
Reg. S, 3.77%, 09/08/2026	EUR	100	109
Reg. S, 3.88%, 03/13/2026	EUR	100	109
4.69%, 09/15/2027		515	510
5.26%, 12/11/2026		1,775	1,787
Truist Financial Corp.,
1.20%, 08/05/2025		460	435
3.88%, 03/19/2029		1,400	1,301
(United States SOFR + 1.62%), 5.44%, 01/24/2030 (aa)		950	949
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		670	679
(United States SOFR + 2.05%), 6.05%, 06/08/2027 (aa)		220	223
(United States SOFR + 2.45%), 7.16%, 10/30/2029 (aa)		620	662
UBS AG, (Switzerland),
Reg. S, 0.50%, 03/31/2031	EUR	9,000	7,939
5.65%, 09/11/2028		589	603
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	953
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)	EUR	1,200	1,144
Reg. S, 0.63%, 01/18/2033	EUR	10,584	8,692
Reg. S, 0.63%, 02/24/2033	EUR	1,000	823
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	215
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)	EUR	1,400	1,498
Reg. S, 1.25%, 09/01/2026	EUR	1,000	1,022
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	700	735
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	818
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 2.75%, 06/15/2027 (aa)	EUR	5,000	5,272
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)	EUR	2,600	2,630

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	642
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.35%), 3.13%, 06/15/2030 (aa)	EUR	1,500	1,573
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.55%), 4.38%, 01/11/2031 (aa)	EUR	2,000	2,221
Reg. S, (UK Gilts 1 Year + 4.55%), 7.38%, 09/07/2033 (aa)	GBP	10,000	14,301
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	76
UniCredit Bank GmbH, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	47
Reg. S, 0.01%, 03/10/2031	EUR	125	111
Reg. S, 0.85%, 05/22/2034	EUR	50	44
Reg. S, 0.88%, 01/11/2029	EUR	100	98
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	1,018
Reg. S, 0.38%, 10/31/2026	EUR	100	100
Reg. S, 0.50%, 04/09/2025	EUR	1,000	1,043
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.80%, 07/05/2029 (aa)	EUR	1,000	964
Reg. S, 0.85%, 01/19/2031	EUR	1,000	898
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)	EUR	1,000	1,006
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)	EUR	3,275	3,455
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 1.25%, 06/25/2025 (aa)	EUR	1,000	1,072
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 1.63%, 07/03/2025 (aa)	EUR	500	536
Reg. S, 1.63%, 01/18/2032	EUR	1,615	1,509
Reg. S, 1.80%, 01/20/2030	EUR	7,900	7,613
Reg. S, 2.13%, 10/24/2026	EUR	1,000	1,045
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)	EUR	1,000	1,038
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,858
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)	EUR	9,350	10,285
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 4.80%, 01/17/2029 (aa)	EUR	5,000	5,621
Reg. S, (ICE LIBOR EUR 3 Month + 2.85%), 5.85%, 11/15/2027 (aa)	EUR	6,500	7,370
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	96
US Bancorp,
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	1,991
(United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		20	20
(United States SOFR + 1.23%), 4.65%, 02/01/2029 (aa)		45	44
(United States SOFR + 1.56%), 5.38%, 01/23/2030 (aa)		40	40
(United States SOFR + 1.86%), 5.68%, 01/23/2035 (aa)		145	147
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		280	281
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	740
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	51
Virgin Money UK plc, (United Kingdom),
Reg. S, (SONIA Interest Rate Benchmark + 2.57%), 3.13%, 06/22/2025 (aa)	GBP	1,000	1,254
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	246
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,241
Vseobecna Uverova Banka A/S, (Slovakia),
Reg. S, 0.01%, 06/23/2025	EUR	1,700	1,749
Reg. S, 0.01%, 03/24/2026	EUR	100	100

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Wells Fargo & Co.,
Reg. S, 1.00%, 02/02/2027	EUR	1,000	1,004
Reg. S, 1.38%, 10/26/2026	EUR	1,900	1,940
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,043
Reg. S, 2.13%, 09/24/2031	GBP	1,000	1,040
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,685
(CME Term SOFR 3 Month + 1.43%), 2.88%, 10/30/2030 (aa)		156	138
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,440	1,827
(CME Term SOFR 3 Month + 1.43%), 3.20%, 06/17/2027 (aa)		1,590	1,519
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)	GBP	1,000	1,200
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,770
(United States SOFR + 1.51%), 3.53%, 03/24/2028 (aa)		377	359
(CME Term SOFR 3 Month + 1.57%), 3.58%, 05/22/2028 (aa)		3	3
3.90%, 05/01/2045		20	16
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		1,272	1,249
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		58	57
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		820	722
4.63%, 11/02/2035	GBP	1,500	1,840
4.75%, 12/07/2046		95	84
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,366	1,347
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,191
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		2,970	2,965
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	934
(United States SOFR + 1.78%), 5.50%, 01/23/2035 (aa)		1,460	1,465
(United States SOFR + 1.99%), 5.56%, 07/25/2034 (aa)		2,745	2,758
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		1,590	1,609
5.61%, 01/15/2044		24	24
(United States SOFR + 2.06%), 6.49%, 10/23/2034 (aa)		2,040	2,189
Wells Fargo Bank NA, 5.25%, 12/11/2026		2,050	2,057
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	93
Reg. S, 0.88%, 04/17/2027	EUR	1,000	1,002
Reg. S, 1.08%, 04/05/2027	EUR	100	101
2.96%, 11/16/2040		290	205
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,485
Reg. S, 3.75%, 04/20/2028	EUR	100	110
Wirtschafts - und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	100
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	244

			1,380,774

Diversified Financial Services — 0.8%
Aareal Bank AG, (Germany),
Reg. S, 2.88%, 05/10/2028	EUR	100	106
Reg. S, 3.13%, 02/13/2026	EUR	100	107
Reg. S, 4.50%, 07/25/2025	EUR	2,300	2,461
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		350	325
4.63%, 10/15/2027		190	185
5.10%, 01/19/2029		495	492
Affordable Housing Finance plc, (United Kingdom),
Reg. S, 2.89%, 08/11/2043	GBP	100	98
Reg. S, 3.80%, 05/20/2042	GBP	100	113
Ally Financial, Inc., (United States SOFR + 2.82%), 6.85%, 01/03/2030 (aa)		600	618
American Express Co.,
2.25%, 03/04/2025		16	16
3.95%, 08/01/2025		370	364
(United States SOFR + 1.76%), 4.42%, 08/03/2033 (aa)		30	29
4.90%, 02/13/2026		120	119
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		205	204
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		550	544
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		560	559
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)		3,500	3,521
(United States SOFR + 1.93%), 5.63%, 07/28/2034 (aa)		145	146
Ameriprise Financial, Inc., 5.15%, 05/15/2033		504	510
Apollo Global Management, Inc., 6.38%, 11/15/2033		158	170
Ares Management Corp., 6.38%, 11/10/2028		395	414
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	110
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	40
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	40	49
AXA Bank Europe SCF, (France), Reg. S, 0.50%, 04/18/2025	EUR	100	105
AXA Home Loan SFH SA, (France), Reg. S, 0.01%, 10/16/2029	EUR	100	92
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	108
Bayerische Landesbodenkreditanstalt, (Germany), Reg. S, 2.88%, 02/28/2031	EUR	100	109
BlackRock Funding, Inc., 5.25%, 03/14/2054		225	226
BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	108
Reg. S, 3.00%, 01/31/2030	EUR	100	108
BPCE SFH SA, (France),
Reg. S, 0.01%, 11/08/2026	EUR	100	100
Reg. S, 0.01%, 01/21/2027	EUR	100	99
Reg. S, 0.01%, 01/29/2036	EUR	100	76
Reg. S, 0.13%, 12/03/2030	EUR	100	90
Reg. S, 0.63%, 09/22/2027	EUR	100	99
Reg. S, 1.13%, 04/12/2030	EUR	100	97
Reg. S, 1.75%, 05/27/2032	EUR	100	98
Reg. S, 2.88%, 01/15/2027	EUR	100	107
Reg. S, 3.38%, 03/13/2029	EUR	100	110
Caisse de Refinancement de l'Habitat SA, (France),
Reg. S, 0.01%, 02/07/2028	EUR	100	96
Reg. S, 0.01%, 10/08/2029	EUR	100	92
Reg. S, 3.38%, 06/28/2032	EUR	100	111
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,958

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	825	884
1.65%, 06/12/2029	EUR	3,000	2,873
(United States SOFR + 2.06%), 4.93%, 05/10/2028 (aa)		349	344
(United States SOFR + 1.91%), 5.70%, 02/01/2030 (aa)		170	171
(United States SOFR + 2.26%), 6.05%, 02/01/2035 (aa)		1,045	1,064
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		435	447
(United States SOFR + 3.07%), 7.62%, 10/30/2031 (aa)		730	807
Cboe Global Markets, Inc., 1.63%, 12/15/2030		219	179
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	108
Charles Schwab Corp. (The),
1.15%, 05/13/2026		390	360
(United States SOFR + 2.50%), 5.85%, 05/19/2034 (aa)		740	758
(United States SOFR + 1.88%), 6.20%, 11/17/2029 (aa)		365	379
CI Financial Corp., (Canada),
3.20%, 12/17/2030		350	287
4.10%, 06/15/2051		615	383
Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	4,022
Reg. S, 0.01%, 11/03/2031	EUR	100	86
Reg. S, 0.05%, 12/06/2029	EUR	100	92
Reg. S, 0.88%, 08/11/2028	EUR	100	99
Reg. S, 0.88%, 05/06/2034	EUR	100	88
Reg. S, 2.13%, 01/07/2030	EUR	100	103
Reg. S, 3.38%, 09/04/2028	EUR	100	109
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	101
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,751
Reg. S, 0.75%, 09/15/2027	EUR	100	100
Reg. S, 0.88%, 03/04/2032	EUR	100	92
Reg. S, 1.00%, 01/30/2029	EUR	100	98
Reg. S, 2.38%, 02/08/2028	EUR	100	105
Reg. S, 3.25%, 04/20/2029	EUR	100	109
Discover Financial Services, (SOFR Compounded Index + 3.37%), 7.96%, 11/02/2034 (aa)		110	125
DLR Kredit A/S, (Denmark), Series CCB, Reg. S, 1.00%, 04/01/2028	DKK	100	13
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	101
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028	GBP	4,000	4,386
Intercontinental Exchange, Inc.,
3.65%, 05/23/2025		20	20
5.20%, 06/15/2062		140	137
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	1,031
2.75%, 10/15/2032		1,420	1,154
5.88%, 07/21/2028		650	662

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Jyske Realkredit A/S, (Denmark),
Reg. S, 0.50%, 10/01/2026	EUR	100	101
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	56
Series CCB, Reg. S, 1.00%, 04/01/2026	DKK	400	56
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100	14
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 3.00%, 01/31/2031	EUR	100	108
Reg. S, 3.13%, 01/29/2034	EUR	100	110
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	102
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	81
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	87
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	1,200	100
Lazard Group LLC, 6.00%, 03/15/2031		525	531
LeasePlan Corp. NV, (Netherlands), Reg. S, 2.13%, 05/06/2025	EUR	3,000	3,175
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	2,149
Reg. S, 1.75%, 12/06/2027	EUR	800	821
LPL Holdings, Inc., 6.75%, 11/17/2028		1,117	1,170
Lseg Netherlands BV, (Netherlands),
Reg. S, 0.00%, 04/06/2025	EUR	1,500	1,558
Reg. S, 0.75%, 04/06/2033	EUR	1,000	860
Mastercard, Inc.,
1.00%, 02/22/2029	EUR	6,200	6,093
2.10%, 12/01/2027	EUR	8,225	8,544
2.95%, 06/01/2029		220	203
3.35%, 03/26/2030		244	227
3.85%, 03/26/2050		160	132
Nasdaq, Inc.,
1.75%, 03/28/2029	EUR	2,300	2,291
5.35%, 06/28/2028		100	102
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,955	1,863
2.17%, 07/14/2028		1,500	1,321
2.61%, 07/14/2031		730	607
3.00%, 01/22/2032		320	270
5.10%, 07/03/2025		2,700	2,683
6.07%, 07/12/2028		1,625	1,672

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	300	43
Reg. S, 1.00%, 04/01/2026 (e)	DKK	250	35
1.00%, 10/01/2026	DKK	500	69
Reg. S, 1.00%, 10/01/2027 (e)	DKK	200	27
Series Cc2, Reg. S, 1.00%, 04/01/2029 (e)	DKK	300	40
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	28
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	68
Series CC2, Reg. S, 1.00%, 10/01/2028 (e)	DKK	300	40
OSB Group plc, (United Kingdom), Reg. S, (UK Gilts 1 Year + 4.99%), 9.50%, 09/07/2028 (aa)	GBP	3,400	4,536
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	295
Series PP, 1.40%, 07/15/2028		775	685
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	116
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	178	209
Reg. S, 2.00%, 01/23/2029	GBP	500	568
Radian Group, Inc., 6.20%, 05/15/2029		400	406
Realkredit Danmark A/S, (Denmark),
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	139
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	40	5
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 06/02/2025	EUR	100	104
Reg. S, 0.50%, 01/28/2026	EUR	100	103
Reg. S, 1.75%, 05/05/2034	EUR	200	193
Sparebanken Vest Boligkreditt A/S, (Norway), Reg. S, 2.50%, 09/22/2027	EUR	100	106
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.50%, 02/05/2026	EUR	100	103
Reg. S, 3.00%, 03/28/2029	SEK	1,500	139
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	800	73
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	89
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	61
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035	GBP	1,370	1,746
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026	GBP	2,000	2,472
Visa, Inc.,
2.00%, 06/15/2029	EUR	4,100	4,214
2.70%, 04/15/2040		130	98
3.65%, 09/15/2047		200	161
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	289
Western Union Co. (The), 1.35%, 03/15/2026		620	573

			96,932

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — 1.6%
Aflac, Inc.,
3.60%, 04/01/2030		370	344
4.75%, 01/15/2049		180	165
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	1,800	1,680
Alleghany Corp.,
3.25%, 08/15/2051		135	96
3.63%, 05/15/2030		15	14
Allianz Finance II BV, (Netherlands),
Reg. S, 0.50%, 11/22/2033	EUR	200	170
Series 62, Reg. S, 4.50%, 03/13/2043	GBP	1,500	1,831
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 2.24%, 07/07/2045 (aa)	EUR	5,000	5,263
Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)	EUR	2,300	2,462
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)	EUR	6,000	6,489
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 5.82%, 07/25/2053 (aa)	EUR	1,900	2,276
American International Group, Inc.,
1.88%, 06/21/2027	EUR	1,000	1,022
5.13%, 03/27/2033		405	403
Aon North America, Inc., 5.13%, 03/01/2027		260	261
Arch Capital Group Ltd., (Bermuda), 7.35%, 05/01/2034		160	181
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	511
Arthur J Gallagher & Co.,
3.05%, 03/09/2052		70	45
3.50%, 05/20/2051		150	107
5.75%, 03/02/2053		120	121
6.75%, 02/15/2054		1,050	1,192
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)	EUR	1,000	1,015
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)	EUR	1,000	1,090
Assicurazioni Generali SpA, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	1,000	898
Reg. S, 2.43%, 07/14/2031	EUR	1,000	958
Reg. S, 4.13%, 05/04/2026	EUR	100	109
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	770	832
Assurant, Inc.,
2.65%, 01/15/2032		216	177
3.70%, 02/22/2030		290	262
4.90%, 03/27/2028		87	86
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028		419	435

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Athene Global Funding,
Reg. S, 1.24%, 04/08/2024	EUR	1,300	1,402
2.50%, 01/14/2025 (e)		20	19
Athene Holding Ltd.,
3.95%, 05/25/2051		55	41
6.25%, 04/01/2054		25	25
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	521
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)	EUR	1,000	1,058
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	868
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	551
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)	EUR	1,225	1,102
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)	EUR	1,900	2,008
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (x) (aa)	EUR	5,000	5,344
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 4.25%, 03/10/2043 (aa)	EUR	1,200	1,294
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,162
2.38%, 06/19/2039	GBP	825	759
2.85%, 10/15/2050		15	10
3.85%, 03/15/2052		395	320
4.20%, 08/15/2048		25	22
Berkshire Hathaway, Inc.,
0.00%, 03/12/2025	EUR	1,900	1,982
2.15%, 03/15/2028	EUR	1,000	1,039
BNP Paribas Cardif SA, (France), Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (x) (aa)	EUR	6,000	6,401
Brown & Brown, Inc.,
2.38%, 03/15/2031		89	74
4.20%, 03/17/2032		48	44
4.95%, 03/17/2052		320	283
BUPA Finance plc, (United Kingdom), Reg. S, 5.00%, 10/12/2030	EUR	1,700	1,940
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028	EUR	4,900	4,666
Chubb INA Holdings, Inc.,
0.88%, 12/15/2029	EUR	1,000	945
1.55%, 03/15/2028	EUR	3,000	3,023
5.00%, 03/15/2034		505	507
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland),
Reg. S, 1.50%, 12/15/2028	EUR	1,000	999
Reg. S, 1.75%, 09/16/2024	EUR	500	534

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
CNA Financial Corp.,
2.05%, 08/15/2030		2,500	2,095
5.13%, 02/15/2034		210	204
CNP Assurances SACA, (France),
Reg. S, 0.38%, 03/08/2028	EUR	100	95
Reg. S, 1.25%, 01/27/2029	EUR	700	672
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)	EUR	1,000	953
Corebridge Financial, Inc.,
3.50%, 04/04/2025		40	39
3.90%, 04/05/2032		740	666
4.35%, 04/05/2042		155	131
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	600	572
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 4.25%, 01/13/2025 (x) (aa)	EUR	800	857
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	108
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		901	749
4.95%, 06/01/2029		270	264
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/2050		745	522
Fairfax Financial Holdings Ltd., (Canada),
Reg. S, 2.75%, 03/29/2028	EUR	3,000	3,092
3.38%, 03/03/2031		2,000	1,740
4.85%, 04/17/2028		375	370
5.63%, 08/16/2032		1,440	1,440
6.35%, 03/22/2054 (e)		490	501
Fidelity National Financial, Inc., 3.20%, 09/17/2051		160	102
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)	EUR	1,000	924
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)	EUR	2,000	2,429
Jackson Financial, Inc., 4.00%, 11/23/2051		5	4
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	576
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	968
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	744
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	625
5.50%, 06/15/2052 (e)		495	476
Loews Corp., 3.20%, 05/15/2030		10	9
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	963
Markel Group, Inc., 3.45%, 05/07/2052		1,000	695

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	5,050	5,070
2.90%, 12/15/2051		780	501
4.20%, 03/01/2048		850	717
4.75%, 03/15/2039		179	170
4.90%, 03/15/2049		290	270
5.45%, 03/15/2053		219	220
MetLife, Inc., Reg. S, 5.38%, 12/09/2024	GBP	1,000	1,262
Metropolitan Life Global Funding I,
Reg. S, 0.50%, 05/25/2029	EUR	500	471
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,457
Reg. S, 0.63%, 12/08/2027	GBP	1,000	1,091
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,114
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,305
Reg. S, 1.75%, 05/25/2025	EUR	1,000	1,054
Reg. S, 3.50%, 09/30/2026	GBP	2,000	2,452
Reg. S, 4.13%, 09/02/2025	GBP	1,000	1,247
MGIC Investment Corp., 5.25%, 08/15/2028		236	229
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	17,800	15,317
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 1.25%, 05/26/2041 (aa)	EUR	5,000	4,514
Reg. S, (ICE LIBOR EUR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,000	2,086
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,855
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	10,572
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,456
Old Republic International Corp., 3.85%, 06/11/2051		85	62
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,368
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	543
Primerica, Inc., 2.80%, 11/19/2031		315	263
Principal Financial Group, Inc., 5.50%, 03/15/2053		101	99
Progressive Corp. (The),
3.70%, 03/15/2052		150	117
3.95%, 03/26/2050		44	36
4.13%, 04/15/2047		20	17
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029	GBP	1,500	1,969
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		452	456
Sampo OYJ, (Finland), Reg. S, 2.25%, 09/27/2030	EUR	1,000	1,012
SCOR SE, (France), Reg. S, (EUR Swap Rate 10 Year + 3.25%), 3.00%, 06/08/2046 (aa)	EUR	5,600	5,885
Sogecap SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.15%), 4.13%, 02/18/2026 (x) (aa)	EUR	1,700	1,813
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	12,500	13,854
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		140	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	476
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	456
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	554
Unum Group,
4.00%, 06/15/2029		2,314	2,183
4.13%, 06/15/2051		914	692
5.75%, 08/15/2042		25	25
W R Berkley Corp., 4.00%, 05/12/2050		700	541
Willis North America, Inc.,
4.65%, 06/15/2027		270	266
5.90%, 03/05/2054		620	628
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	429
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,898

			190,240

Investment Companies — 0.5%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)		295	298
Ares Capital Corp.,
2.15%, 07/15/2026		96	89
7.00%, 01/15/2027		490	504
Barings BDC, Inc., 3.30%, 11/23/2026		20	18
Blackstone Private Credit Fund, 3.25%, 03/15/2027		195	180
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		23	20
Blue Owl Capital Corp., 2.88%, 06/11/2028		265	234
EXOR NV, (Netherlands),
Reg. S, 0.88%, 01/19/2031	EUR	3,000	2,731
Reg. S, 3.75%, 02/14/2033	EUR	13,325	14,419
FS KKR Capital Corp.,
2.63%, 01/15/2027		275	250
3.13%, 10/12/2028		560	489
7.88%, 01/15/2029		310	324
Golub Capital BDC, Inc.,
2.50%, 08/24/2026		5	5
6.00%, 07/15/2029		785	772
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	331
Reg. S, 1.50%, 09/12/2030	EUR	700	679
Reg. S, 2.75%, 06/10/2032	EUR	17,900	18,649
Main Street Capital Corp.,
3.00%, 07/14/2026		165	154
6.95%, 03/01/2029		345	350

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	1,000	976
Reg. S, 1.00%, 03/10/2034	EUR	600	500
New Mountain Finance Corp., 6.88%, 02/01/2029		130	129
Sixth Street Specialty Lending, Inc., 6.13%, 03/01/2029		135	134
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,700	4,720
Reg. S, 3.25%, 02/15/2027	EUR	1,500	1,618
Wendel SE, (France), Reg. S, 1.00%, 06/01/2031	EUR	4,400	3,994

			52,567

Private Equity — 0.2%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	16,925	19,059
Reg. S, 5.75%, 12/03/2032	GBP	350	463
Brookfield Finance, Inc., (Canada), 5.97%, 03/04/2054		1,185	1,228
Intermediate Capital Group plc, (United Kingdom), Reg. S, 1.63%, 02/17/2027	EUR	1,000	1,005

			21,755

Real Estate — 0.9%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,349
Akelius Residential Property Financing BV, (Netherlands), Reg. S, 1.00%, 01/17/2028	EUR	1,000	949
Aroundtown SA, (Luxembourg),
Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,618
Reg. S, 1.45%, 07/09/2028	EUR	4,000	3,538
Reg. S, (EUR Swap Rate 5 Year + 2.42%), 1.63%, 04/15/2026 (x) (aa)	EUR	3,000	1,549
Balder Finland OYJ, (Finland),
Reg. S, 1.00%, 01/18/2027	EUR	2,000	1,923
Reg. S, 1.00%, 01/20/2029	EUR	1,600	1,403
Reg. S, 2.00%, 01/18/2031	EUR	9,400	8,172
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 1.63%, 04/20/2030	EUR	1,000	898
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,340
Reg. S, 2.63%, 10/20/2028	GBP	1,075	1,177
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	62
CBRE Services, Inc.,
2.50%, 04/01/2031		15	12
4.88%, 03/01/2026		20	20
5.95%, 08/15/2034		450	462
Citycon Treasury BV, (Netherlands), Reg. S, 6.50%, 03/08/2029	EUR	4,150	4,537
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	941
Reg. S, 1.88%, 09/07/2051	GBP	500	325
Reg. S, 2.63%, 01/18/2029	GBP	200	228
CPI Property Group SA, (Luxembourg), Reg. S, 2.75%, 01/22/2028	GBP	1,800	1,813

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
CTP NV, (Netherlands),
Reg. S, 0.50%, 06/21/2025	EUR	2,865	2,946
Reg. S, 0.63%, 09/27/2026	EUR	3,500	3,475
Reg. S, 0.88%, 01/20/2026	EUR	1,000	1,016
Reg. S, 1.25%, 06/21/2029	EUR	4,600	4,273
Reg. S, 1.50%, 09/27/2031	EUR	9,850	8,669
Reg. S, 4.75%, 02/05/2030	EUR	3,950	4,315
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	427
Reg. S, 1.00%, 04/30/2025	EUR	2,000	2,084
Reg. S, 1.30%, 04/07/2041	EUR	500	349
Reg. S, 1.50%, 04/30/2030	EUR	2,000	1,877
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	4,000	3,864
Reg. S, 1.88%, 03/14/2025	EUR	400	421
Reg. S, 1.88%, 01/23/2026	EUR	2,000	2,047
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,165
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048	GBP	1,000	920
HOWOGE Wohnungsbaugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	85
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	956
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,601
Reg. S, 0.88%, 01/14/2031	EUR	400	343
Reg. S, 1.50%, 07/13/2026	EUR	1,000	1,014
Reg. S, 2.25%, 05/13/2025	EUR	2,000	2,107
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 03/31/2032	GBP	1,000	1,011
Reg. S, 2.00%, 10/20/2038	GBP	425	362
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,412
Reg. S, 2.75%, 07/20/2057	GBP	425	325
Reg. S, 3.13%, 02/28/2053	GBP	500	431
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	25	29
NE Property BV, (Netherlands),
Reg. S, 1.75%, 11/23/2024	EUR	500	529
Reg. S, 1.88%, 10/09/2026	EUR	1,000	1,004
Reg. S, 2.00%, 01/20/2030	EUR	500	461
Reg. S, 3.38%, 07/14/2027	EUR	500	520
Notting Hill Genesis, (United Kingdom),
Reg. S, 2.00%, 06/03/2036	GBP	2,800	2,529
Reg. S, 3.25%, 10/12/2048	GBP	1,000	919
Reg. S, 4.38%, 02/20/2054	GBP	500	549
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,242

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Ontario Teachers' Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	469
4.13%, 02/01/2029 (e)		2,100	1,970
Optivo Finance plc, (United Kingdom),
Reg. S, 3.28%, 03/22/2048	GBP	2,000	1,791
Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,231
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048	GBP	1,325	1,236
P3 Group Sarl, (Luxembourg), Reg. S, 0.88%, 01/26/2026	EUR	490	498
Sagax AB, (Sweden), Reg. S, 2.25%, 03/13/2025	EUR	1,000	1,057
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026	EUR	1,000	1,034
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025	EUR	1,000	1,014
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	40	51
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	77	112
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	31	39
VGP NV, (Belgium),
Reg. S, 1.63%, 01/17/2027	EUR	1,300	1,294
Reg. S, 2.25%, 01/17/2030	EUR	1,400	1,279
Vonovia SE, (Germany),
Reg. S, 0.63%, 07/09/2026	EUR	300	302
Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,390
Reg. S, 1.00%, 01/28/2041	EUR	1,100	707
Series DIP, Reg. S, 1.50%, 03/31/2025	EUR	2,000	2,105

			108,172

REITS — 0.7%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	1,010
Alexandria Real Estate Equities, Inc., 5.25%, 05/15/2036		345	339
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	400	346
American Tower Corp.,
0.88%, 05/21/2029	EUR	5,973	5,613
1.38%, 04/04/2025	EUR	2,050	2,157
1.95%, 05/22/2026	EUR	1,000	1,038
3.80%, 08/15/2029		425	397
5.20%, 02/15/2029		545	545
5.80%, 11/15/2028		300	307
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,091
4.13%, 06/15/2026		2,300	2,240
4.13%, 05/15/2029		875	825
Carmila SA, (France),
Reg. S, 1.63%, 05/30/2027	EUR	1,000	1,004
Reg. S, 2.38%, 09/16/2024	EUR	1,000	1,070

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Crown Castle, Inc.,
5.60%, 06/01/2029		530	538
5.80%, 03/01/2034		350	358
Digital Realty Trust LP,
3.70%, 08/15/2027		393	376
5.55%, 01/15/2028		24	24
Equinix, Inc.,
0.25%, 03/15/2027	EUR	3,900	3,789
1.00%, 09/15/2025		450	421
1.00%, 03/15/2033	EUR	3,500	2,997
1.45%, 05/15/2026		200	184
2.63%, 11/18/2024		85	83
2.90%, 11/18/2026		200	188
3.90%, 04/15/2032		20	18
Essential Properties LP, 2.95%, 07/15/2031		140	114
Extra Space Storage LP,
3.50%, 07/01/2026		153	147
5.70%, 04/01/2028		19	19
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		780	657
5.38%, 04/15/2026		1,500	1,487
Goodman Australia Finance Pty Ltd., (Australia), Reg. S, 1.38%, 09/27/2025	EUR	2,758	2,860
Hammerson Ireland Finance DAC, (Ireland), Reg. S, 1.75%, 06/03/2027	EUR	7,183	7,137
Hammerson plc, (United Kingdom), Reg. S, 7.25%, 04/21/2028	GBP	1,400	1,835
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,241
Host Hotels & Resorts LP,
Series I, 3.50%, 09/15/2030		785	699
Series J, 2.90%, 12/15/2031		415	345
Invitation Homes Operating Partnership LP,
2.30%, 11/15/2028		2	2
5.45%, 08/15/2030		90	90
Kimco Realty OP LLC, 2.70%, 10/01/2030		1,900	1,642
Klepierre SA, (France),
Reg. S, 1.63%, 12/13/2032	EUR	1,000	915
Reg. S, 2.00%, 05/12/2029	EUR	1,000	1,002
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	1,032
Reg. S, 2.50%, 02/28/2029	EUR	300	303
Merlin Properties Socimi SA, (Spain), Reg. S, 2.38%, 07/13/2027	EUR	1,000	1,033
National Health Investors, Inc., 3.00%, 02/01/2031		300	246
Praemia Healthcare SACA, (France), Reg. S, 5.50%, 09/19/2028	EUR	3,600	4,067
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	2,725	2,629

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Prologis LP,
2.25%, 06/30/2029	GBP	1,600	1,785
4.88%, 06/15/2028		150	150
5.25%, 06/15/2053		86	85
Public Storage Operating Co.,
0.50%, 09/09/2030	EUR	1,500	1,337
0.88%, 02/15/2026		45	42
1.50%, 11/09/2026		119	109
1.85%, 05/01/2028		250	222
1.95%, 11/09/2028		828	731
2.25%, 11/09/2031		165	137
3.09%, 09/15/2027		100	95
3.39%, 05/01/2029		145	136
5.35%, 08/01/2053		27	27
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	204
1.75%, 07/13/2033	GBP	1,100	1,049
3.10%, 12/15/2029		800	726
4.75%, 02/15/2029		290	287
4.90%, 07/15/2033		10	10
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia), Reg. S, 1.45%, 03/28/2029	EUR	2,000	1,945
Scentre Group Trust 1, (Australia),
Reg. S, 2.25%, 07/16/2024	EUR	2,000	2,144
Reg. S, 3.88%, 07/16/2026	GBP	554	675
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025	EUR	2,325	2,433
Simon Property Group LP,
1.38%, 01/15/2027		70	64
2.45%, 09/13/2029		125	110
3.50%, 09/01/2025		50	49
4.25%, 10/01/2044		2	2
4.25%, 11/30/2046		65	53
5.85%, 03/08/2053		389	401
6.65%, 01/15/2054		90	103
Sun Communities Operating LP, 2.70%, 07/15/2031		325	268
Tanger Properties LP, 2.75%, 09/01/2031		350	287
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,247
VICI Properties LP,
4.75%, 02/15/2028		455	444
4.95%, 02/15/2030		1,645	1,588

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Welltower OP LLC,
2.75%, 01/15/2031		50	43
3.10%, 01/15/2030		3,012	2,710
4.00%, 06/01/2025		67	66
4.25%, 04/15/2028		44	43
4.50%, 12/01/2034	GBP	300	351
4.80%, 11/20/2028	GBP	1,650	2,057
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,418
WP Carey, Inc., 2.25%, 04/01/2033		1,000	769
WPC Eurobond BV, (Netherlands), 0.95%, 06/01/2030	EUR	1,800	1,612

			85,474

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,289
Nationwide Building Society, (United Kingdom),
Reg. S, 0.25%, 07/22/2025	EUR	2,000	2,066
Reg. S, 0.63%, 03/25/2027	EUR	100	100
Reg. S, 3.38%, 11/27/2028	EUR	100	109
Reg. S, 5.63%, 01/28/2026	GBP	100	128
Yorkshire Building Society, (United Kingdom),
Reg. S, 0.01%, 10/13/2027	EUR	100	96
Reg. S, 0.01%, 11/16/2028	EUR	5,000	4,663

			12,451

Total Financial			1,948,365

Government — 2.7%
Multi-National — 2.7%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	976
0.50%, 03/22/2027	EUR	1,000	1,005
0.50%, 03/21/2029	EUR	3,500	3,381
0.88%, 05/24/2028	EUR	400	399
2.25%, 09/14/2029	EUR	2,000	2,102
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,278
0.35%, 07/16/2025	EUR	700	727
0.75%, 12/07/2027	GBP	5,000	5,587
1.40%, 02/06/2037	EUR	7,000	6,330
1.95%, 07/22/2032	EUR	10,000	10,134
2.00%, 01/22/2025		300	293
2.50%, 12/19/2024	GBP	2,000	2,477
4.13%, 09/27/2024		1,540	1,531
4.13%, 02/14/2029	GBP	5,000	6,329
6.22%, 08/15/2027		100	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
Asian Infrastructure Investment Bank (The), (Supranational),
0.50%, 10/30/2024		495	482
4.88%, 09/14/2026		620	623
Corp. Andina de Fomento, (Supranational),
Reg. S, 0.25%, 02/04/2026	EUR	2,000	2,020
Reg. S, 1.13%, 02/13/2025	EUR	10,000	10,519
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	1,982
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,505
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,686
Reg. S, 0.38%, 03/27/2025	EUR	175	183
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,469
Reg. S, 0.75%, 06/09/2025	EUR	50	53
Dexia SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	700	677
Reg. S, 0.01%, 01/22/2027	EUR	500	496
Reg. S, 0.63%, 01/17/2026	EUR	600	618
Reg. S, 2.13%, 02/12/2025	GBP	400	492
Reg. S, 2.75%, 01/18/2029	EUR	200	214
Reg. S, 3.13%, 06/01/2028	EUR	200	218
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	500	372
5.50%, 06/07/2032	GBP	300	405
European Bank for Reconstruction & Development, (Supranational), 0.50%, 05/19/2025		135	128
European Investment Bank, (Supranational),
Reg. S, 0.00%, 03/25/2025	EUR	5,000	5,220
Reg. S, 0.00%, 03/13/2026	EUR	700	714
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,482
Reg. S, 0.00%, 09/28/2028	EUR	1,000	957
Zero Coupon, 05/28/2037 (e)	CAD	150	62
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,274
Reg. S, 0.01%, 05/15/2041	EUR	5,000	3,269
Reg. S, 0.05%, 11/15/2029	EUR	10,000	9,329
0.05%, 01/16/2030	EUR	17,900	16,638
Reg. S, 0.05%, 10/13/2034	EUR	19,000	15,421
Reg. S, 0.10%, 10/15/2026	EUR	5,000	5,037
Reg. S, 0.13%, 12/14/2026	GBP	1,875	2,119
Reg. S, 0.13%, 06/20/2029	EUR	6,000	5,675
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,783
0.38%, 03/26/2026		1,300	1,194
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,073
0.50%, 01/15/2027	EUR	2,000	2,026
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,582
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,344

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Multi-National — continued
0.88%, 09/13/2047	EUR	200	140
Reg. S, 1.00%, 09/21/2026	GBP	10,000	11,644
Reg. S, 1.00%, 03/14/2031	EUR	20,000	19,304
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,110
Reg. S, 1.38%, 03/07/2025	GBP	100	122
Reg. S, 1.75%, 09/15/2045	EUR	10,000	8,669
Reg. S, 2.75%, 09/15/2025	EUR	10,000	10,733
Reg. S, 2.75%, 07/30/2030	EUR	30,000	32,451
2.75%, 09/13/2030	EUR	230	249
Reg. S, 2.75%, 01/16/2034	EUR	10,000	10,756
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,360
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,645
4.00%, 10/15/2037	EUR	10,000	12,101
4.50%, 10/15/2025	EUR	10,000	11,006
4.50%, 10/16/2028		720	725
Reg. S, 4.50%, 03/07/2044	GBP	3,000	3,780
5.00%, 04/15/2039	GBP	3,500	4,727
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	629
Series 1981, 2.63%, 03/15/2035	EUR	40	42
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	3,948
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,600	1,503
Inter-American Development Bank, (Supranational),
0.50%, 09/23/2024		750	733
0.88%, 04/20/2026		400	370
1.25%, 12/15/2025	GBP	2,000	2,384
1.50%, 01/13/2027		1,000	922
2.13%, 01/15/2025		290	283
2.38%, 08/03/2029	GBP	1,000	1,161
6.75%, 07/15/2027		700	738
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	1,001
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,808
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,215
Reg. S, 0.70%, 01/17/2042	EUR	1,000	726
Reg. S, 2.50%, 01/15/2038	EUR	4,000	4,055
International Finance Corp., (Supranational),
0.25%, 12/15/2025	GBP	1,000	1,172
Reg. S, 1.38%, 03/07/2025	GBP	1,000	1,221
3.63%, 09/15/2025		920	904
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	210

			317,541

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	152
Reg. S, 4.00%, 09/12/2033	GBP	300	354

			506

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	725
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	52

			777

Total Government			318,824

Industrial — 3.4%
Aerospace/Defense — 0.4%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	7,050	6,984
Reg. S, 2.00%, 04/07/2028	EUR	1,715	1,776
Reg. S, 2.38%, 04/07/2032	EUR	6,000	6,127
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,099
Boeing Co. (The),
3.45%, 11/01/2028		100	92
4.88%, 05/01/2025		227	224
5.15%, 05/01/2030		460	446
5.71%, 05/01/2040		2,300	2,204
5.81%, 05/01/2050		50	47
General Dynamics Corp.,
2.25%, 06/01/2031		326	276
3.60%, 11/15/2042		18	15
4.25%, 04/01/2040		22	20
Hexcel Corp., 4.20%, 02/15/2027		520	494
L3Harris Technologies, Inc., 5.40%, 07/31/2033		1,600	1,610
Leonardo SpA, (Italy), Reg. S, 4.88%, 03/24/2025	EUR	1,600	1,742
Lockheed Martin Corp.,
3.80%, 03/01/2045		300	246
4.30%, 06/15/2062		324	275
4.70%, 05/15/2046		360	336
5.20%, 02/15/2055		30	30
5.20%, 02/15/2064		280	277
5.70%, 11/15/2054		120	128
5.90%, 11/15/2063		185	203
RTX Corp.,
2.15%, 05/18/2030	EUR	1,500	1,485
2.82%, 09/01/2051		200	128
3.95%, 08/16/2025		96	94
6.40%, 03/15/2054		299	339
7.20%, 08/15/2027		20	22
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	1,014
Reg. S, 0.75%, 03/17/2031	EUR	5,500	5,111
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	4,100	4,134
Reg. S, 0.75%, 01/23/2025	EUR	1,000	1,053
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,873
Reg. S, 4.13%, 10/18/2028	EUR	800	891

			40,795

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Building Materials — 0.6%
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	9
4.13%, 05/29/2028	EUR	1,600	1,765
4.38%, 05/29/2025	EUR	900	976
5.90%, 03/15/2034		131	138
6.20%, 03/15/2054		85	94
Cie de Saint-Gobain SA, (France),
Reg. S, 3.38%, 04/08/2030 (w)	EUR	4,900	5,271
Reg. S, 3.63%, 04/08/2034 (w)	EUR	4,700	5,080
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,164	1,152
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029	GBP	1,500	1,822
CRH Funding BV, (Netherlands), Reg. S, 1.63%, 05/05/2030	EUR	800	782
CRH SMW Finance DAC, (Ireland),
Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,021
Reg. S, 4.00%, 07/11/2027	EUR	5,000	5,489
Reg. S, 4.25%, 07/11/2035	EUR	19,950	22,540
Eagle Materials, Inc., 2.50%, 07/01/2031		511	430
Fortune Brands Innovations, Inc., 4.50%, 03/25/2052		30	25
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032	EUR	3,825	4,161
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 11/29/2026	EUR	4,533	4,537
Reg. S, 0.50%, 09/03/2030	EUR	500	444
Reg. S, 0.50%, 04/23/2031	EUR	1,000	873
Reg. S, 0.63%, 04/06/2030	EUR	4,350	3,969
Reg. S, 0.63%, 01/19/2033	EUR	500	419
Reg. S, 1.50%, 04/06/2025	EUR	5,000	5,272
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032	GBP	3,500	3,824
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
1.00%, 09/15/2032	EUR	1,000	892
3.00%, 09/15/2028	EUR	1,000	1,062
Lennox International, Inc.,
1.35%, 08/01/2025		12	11
5.50%, 09/15/2028		265	269
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		96	67
4.25%, 07/02/2024		40	40
Owens Corning,
3.95%, 08/15/2029		567	536
4.40%, 01/30/2048		18	15
Trane Technologies Financing Ltd., (Ireland), 4.50%, 03/21/2049		25	22
Vulcan Materials Co., 3.50%, 06/01/2030		60	55

			73,081

Electrical Components & Equipments — 0.3%
Eaton Capital Unlimited Co., (Ireland),
Reg. S, 0.13%, 03/08/2026	EUR	10,000	10,119
Reg. S, 0.58%, 03/08/2030	EUR	4,500	4,160
Reg. S, 0.70%, 05/14/2025	EUR	2,525	2,635
Reg. S, 0.75%, 09/20/2024	EUR	1,000	1,063

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipments — continued
Emerson Electric Co.,
1.25%, 10/15/2025	EUR	1,000	1,042
2.00%, 10/15/2029	EUR	1,500	1,514
2.80%, 12/21/2051		137	90
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	978
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,035
Reg. S, 1.88%, 07/06/2032	EUR	1,000	990
Schneider Electric SE, (France),
Reg. S, 3.25%, 10/10/2035	EUR	8,700	9,379
Reg. S, 3.50%, 06/12/2033	EUR	4,800	5,350
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	592
Reg. S, 2.38%, 05/11/2027	EUR	175	182

			39,129

Electronics — 0.2%
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		20	20
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026	EUR	2,525	2,572
Arrow Electronics, Inc., 6.13%, 03/01/2026		180	180
Assa Abloy AB, (Sweden), Reg. S, 4.13%, 09/13/2035	EUR	2,875	3,301
Avnet, Inc., 5.50%, 06/01/2032		60	58
Flex Ltd., (Singapore),
3.75%, 02/01/2026		220	214
4.88%, 06/15/2029		471	462
4.88%, 05/12/2030		175	170
6.00%, 01/15/2028		21	21
Fortive Corp.,
3.70%, 02/13/2026	EUR	2,250	2,427
3.70%, 08/15/2029	EUR	2,600	2,825
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,220
2.25%, 02/22/2028	EUR	1,500	1,567
4.13%, 11/02/2034	EUR	3,700	4,209
4.50%, 01/15/2034		581	565
Hubbell, Inc., 2.30%, 03/15/2031		399	333
Jabil, Inc.,
1.70%, 04/15/2026		150	139
5.45%, 02/01/2029		350	352
Keysight Technologies, Inc.,
3.00%, 10/30/2029		245	219
4.55%, 10/30/2024		250	248
4.60%, 04/06/2027		55	54
TD SYNNEX Corp., 2.38%, 08/09/2028		5	4
Tyco Electronics Group SA, (Luxembourg),
0.00%, 02/14/2025	EUR	1,000	1,045
0.00%, 02/16/2029	EUR	1,000	930

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electronics — continued
Vontier Corp.,
2.40%, 04/01/2028		143	127
2.95%, 04/01/2031		515	430

			24,692

Engineering & Construction — 0.8%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,804
Reg. S, 3.38%, 01/16/2031	EUR	10,000	10,935
Reg. S, 3.38%, 01/15/2034	EUR	13,000	14,086
Aeroports de Paris SA, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	486
Reg. S, 1.50%, 07/02/2032	EUR	200	188
Reg. S, 2.13%, 10/02/2026	EUR	200	209
Reg. S, 2.75%, 06/05/2028	EUR	100	106
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,617
Arcadis NV, (Netherlands), Reg. S, 4.88%, 02/28/2028	EUR	23,768	26,563
Cellnex Finance Co. SA, (Spain), Reg. S, 2.25%, 04/12/2026	EUR	2,000	2,096
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	301
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	100	93
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	953
Reg. S, 1.38%, 03/31/2025	EUR	1,000	1,054
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,035
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	360
Reg. S, 6.45%, 12/10/2031	GBP	225	307
Reg. S, 6.75%, 12/03/2026	GBP	150	197
HOCHTIEF AG, (Germany),
Reg. S, 0.50%, 09/03/2027	EUR	3,500	3,427
Reg. S, 0.63%, 04/26/2029	EUR	17,548	16,343
Reg. S, 1.75%, 07/03/2025	EUR	2,107	2,217
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		950	982
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	294
Reg. S, 0.75%, 04/22/2033	EUR	200	173
Sydney Airport Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 04/26/2028	EUR	1,000	1,010
Reg. S, 2.75%, 04/23/2024	EUR	500	539
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,168
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	3,075	3,098

			93,641

Environmental Control — 0.0% (g)
Republic Services, Inc., 5.00%, 12/15/2033		690	686
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	177
3.20%, 06/01/2032		50	44
4.20%, 01/15/2033		140	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Environmental Control — continued
Waste Management, Inc.,
2.00%, 06/01/2029		14	12
4.63%, 02/15/2033		169	166

			1,216

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp., 6.05%, 02/15/2026 (e)		620	624
Snap-on, Inc., 3.10%, 05/01/2050		110	78

			702

Machinery - Construction & Mining — 0.0% (g)
Oshkosh Corp., 3.10%, 03/01/2030		268	238
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,038
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,096
Siemens Energy Finance BV, (Netherlands), Reg. S, 4.25%, 04/05/2029	EUR	2,000	2,174

			4,546

Machinery - Diversified — 0.1%
AGCO Corp., 5.45%, 03/21/2027		270	271
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,342
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	463
Reg. S, 0.75%, 02/08/2032	EUR	2,500	2,258
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	981
1.25%, 11/09/2026	EUR	1,000	1,021
Flowserve Corp., 3.50%, 10/01/2030		92	82
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,487
0.93%, 12/15/2031	EUR	2,050	1,838
IDEX Corp.,
2.63%, 06/15/2031		1,445	1,223
3.00%, 05/01/2030		332	293
Ingersoll Rand, Inc.,
5.40%, 08/14/2028		340	345
5.70%, 08/14/2033		415	426
Nordson Corp.,
5.60%, 09/15/2028		505	515
5.80%, 09/15/2033		591	616
nVent Finance Sarl, (Luxembourg), 5.65%, 05/15/2033		685	691
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	19
2.29%, 04/05/2027		200	186
3.36%, 02/15/2050		10	7
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		350	340
5.61%, 03/11/2034		350	354

			14,758

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Miscellaneous Manufacturers — 0.6%
Alfa Laval Treasury International AB, (Sweden), Reg. S, 0.88%, 02/18/2026	EUR	4,681	4,807
Carlisle Cos., Inc.,
2.20%, 03/01/2032		74	59
2.75%, 03/01/2030		50	44
Eaton Corp., 4.15%, 11/02/2042		145	128
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	2,950	3,916
General Electric Co.,
1.50%, 05/17/2029	EUR	9,950	9,823
1.88%, 05/28/2027	EUR	1,000	1,033
2.13%, 05/17/2037	EUR	3,488	3,306
Reg. S, 4.13%, 09/19/2035	EUR	6,000	6,804
Reg. S, 4.88%, 09/18/2037	GBP	4,000	4,667
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	989
1.00%, 06/05/2031	EUR	500	466
Parker-Hannifin Corp., 1.13%, 03/01/2025	EUR	1,650	1,735
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,202	2,132
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	20,602	21,307
Teledyne Technologies, Inc., 1.60%, 04/01/2026		170	158
Textron, Inc., 2.45%, 03/15/2031		1,000	843
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,493

			63,710

Packaging & Containers — 0.1%
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,501
Berry Global, Inc.,
5.50%, 04/15/2028		615	620
5.65%, 01/15/2034 (e)		810	806
DS Smith plc, (United Kingdom), Reg. S, 0.88%, 09/12/2026	EUR	3,300	3,335
Packaging Corp. of America, 5.70%, 12/01/2033		1,456	1,505
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,454

			9,221

Transportation — 0.3%
Aurizon Network Pty Ltd., (Australia),
Reg. S, 2.00%, 09/18/2024	EUR	1,000	1,069
Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,064
Brambles Finance plc, (United Kingdom), Reg. S, 1.50%, 10/04/2027	EUR	1,000	1,015
Burlington Northern Santa Fe LLC,
2.88%, 06/15/2052		380	249
3.00%, 04/01/2025		160	157
3.30%, 09/15/2051		20	14
4.15%, 04/01/2045		50	43
4.45%, 01/15/2053		75	67
4.55%, 09/01/2044		170	155
4.95%, 09/15/2041		700	673
5.20%, 04/15/2054		900	893
5.40%, 06/01/2041		70	71
Canadian National Railway Co., (Canada),
4.40%, 08/05/2052		160	143
6.13%, 11/01/2053		600	689

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Transportation — continued
Canadian Pacific Railway Co., (Canada),
3.10%, 12/02/2051		210	144
4.20%, 11/15/2069		10	8
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	144
Reg. S, 0.35%, 09/29/2031	EUR	100	90
Reg. S, 0.50%, 04/09/2027	EUR	140	140
Reg. S, 1.00%, 12/17/2027	EUR	300	301
Reg. S, 1.13%, 12/18/2028	EUR	300	298
Reg. S, 1.13%, 05/29/2051	EUR	112	74
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,932
Reg. S, 1.38%, 04/16/2040	EUR	50	41
Reg. S, 1.50%, 08/26/2024	CHF	500	554
Reg. S, 1.63%, 08/16/2033	EUR	189	180
Reg. S, 1.88%, 02/13/2026	GBP	6,000	7,201
Reg. S, 1.88%, 05/24/2030	EUR	300	304
1.99%, 07/08/2030	AUD	200	108
Reg. S, 3.25%, 05/19/2033	EUR	300	333
Reg. S, 3.50%, 09/27/2024	AUD	300	194
Reg. S, 3.63%, 12/18/2037	EUR	193	215
Reg. S, 3.75%, 10/29/2025	AUD	1,000	641
Reg. S, 4.00%, 11/23/2043	EUR	300	347
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)	EUR	1,700	1,577
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,417
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 1.50%, 06/27/2025	EUR	510	536
Reg. S, 4.50%, 05/23/2033	EUR	200	227
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	181
Reg. S, 0.38%, 09/17/2027	EUR	100	98
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,310
Reg. S, 1.00%, 09/17/2034	EUR	200	172
Reg. S, 1.38%, 04/21/2032	EUR	1,000	932
Reg. S, 2.63%, 09/14/2028	EUR	100	105
Reg. S, 4.00%, 06/12/2035	EUR	200	228
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	243
Norfolk Southern Corp., 5.95%, 03/15/2064		815	871
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	341
3.00%, 10/24/2033	EUR	200	219
Reg. S, 3.38%, 05/18/2032	EUR	4	4
Reg. S, 3.88%, 06/30/2025	EUR	80	87
Ryder System, Inc.,
5.30%, 03/15/2027		285	287
5.65%, 03/01/2028		50	51
6.60%, 12/01/2033		371	402
TOTE Maritime Alaska LLC, Series 45323, 6.37%, 04/15/2028		2,843	2,898
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,043

			33,780

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Trucking & Leasing — 0.0% (g)
GATX Corp., 5.40%, 03/15/2027		60	61
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	711
5.55%, 05/01/2028 (e)		1,135	1,148
5.75%, 05/24/2026 (e)		860	866
6.05%, 08/01/2028 (e)		660	679

			3,465

Total Industrial			402,736

Technology — 1.5%
Computers — 0.3%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		1,175	1,006
Apple, Inc.,
0.50%, 11/15/2031	EUR	6,000	5,449
1.38%, 05/24/2029	EUR	8,100	8,091
1.63%, 11/10/2026	EUR	1,125	1,168
2.55%, 08/20/2060		15	9
2.65%, 05/11/2050		25	17
2.65%, 02/08/2051		30	20
2.85%, 08/05/2061		40	26
3.05%, 07/31/2029	GBP	425	507
3.75%, 09/12/2047		1,000	826
4.10%, 08/08/2062		20	17
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	104
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	55
2.30%, 09/14/2031		580	467
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	1,000
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,111
Dell International LLC / EMC Corp., 5.40%, 04/15/2034		1,090	1,092
Fortinet, Inc., 2.20%, 03/15/2031		210	175
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,380
Hewlett Packard Enterprise Co., 6.10%, 04/01/2026		145	145
IBM International Capital Pte Ltd., (Singapore), 5.30%, 02/05/2054		190	186
International Business Machines Corp.,
1.20%, 02/11/2040	EUR	561	441
1.25%, 02/09/2034	EUR	1,000	893
2.72%, 02/09/2032		100	87
3.43%, 02/09/2052		200	145
3.50%, 05/15/2029		300	282
4.50%, 02/06/2028		225	223
4.88%, 02/06/2038	GBP	1,000	1,221
4.90%, 07/27/2052		250	234
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026		20	18
2.70%, 10/15/2028		51	45
4.10%, 10/15/2041		160	123
6.35%, 02/20/2034		430	441

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Computers — continued
Leidos, Inc.,
2.30%, 02/15/2031		480	397
4.38%, 05/15/2030		280	266
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,626
Teledyne FLIR LLC, 2.50%, 08/01/2030		550	468
Western Digital Corp., 3.10%, 02/01/2032		74	60

			29,821

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		1,039	965
3.25%, 02/15/2029		329	298
3.28%, 12/01/2028		703	641
3.57%, 12/01/2031		852	750
4.13%, 05/01/2025		1,915	1,878
4.25%, 04/01/2028		12	12

			4,544

Semiconductors — 0.3%
Analog Devices, Inc.,
1.70%, 10/01/2028		200	176
3.45%, 06/15/2027		270	258
Applied Materials, Inc., 3.30%, 04/01/2027		55	53
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	6,000	5,553
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,154
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,071
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,836
Reg. S, 2.25%, 05/17/2032	EUR	5,000	5,149
Broadcom, Inc.,
2.45%, 02/15/2031 (e)		80	67
3.14%, 11/15/2035 (e)		3,996	3,229
3.19%, 11/15/2036 (e)		2,170	1,729
3.42%, 04/15/2033 (e)		293	254
3.47%, 04/15/2034 (e)		100	86
3.50%, 02/15/2041 (e)		635	493
4.00%, 04/15/2029 (e)		340	324
4.93%, 05/15/2037 (e)		109	104
Infineon Technologies AG, (Germany),
Reg. S, 0.63%, 02/17/2025	EUR	2,000	2,101
Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,437
Intel Corp.,
4.88%, 02/10/2028		300	301
5.60%, 02/21/2054		615	628
5.63%, 02/10/2043		225	233
5.90%, 02/10/2063		295	313
Marvell Technology, Inc.,
2.95%, 04/15/2031		310	267
5.75%, 02/15/2029		277	284
5.95%, 09/15/2033		129	134
Microchip Technology, Inc., 4.25%, 09/01/2025		3,680	3,620

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Semiconductors — continued
Micron Technology, Inc.,
5.30%, 01/15/2031		1,135	1,143
6.75%, 11/01/2029		100	107
NVIDIA Corp., 3.70%, 04/01/2060		10	8
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
2.50%, 05/11/2031		480	402
3.40%, 05/01/2030		1,295	1,177
3.88%, 06/18/2026		590	573
Qorvo, Inc., 4.38%, 10/15/2029		285	267
Skyworks Solutions, Inc., 3.00%, 06/01/2031		340	285
Texas Instruments, Inc.,
1.75%, 05/04/2030		59	50
2.70%, 09/15/2051		260	169
4.15%, 05/15/2048		17	15

			37,050

Software — 0.9%
Adobe, Inc., 2.30%, 02/01/2030		288	253
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031		80	67
Electronic Arts, Inc.,
1.85%, 02/15/2031		117	96
2.95%, 02/15/2051		321	215
Fidelity National Information Services, Inc., 3.10%, 03/01/2041		180	131
Fiserv, Inc.,
1.63%, 07/01/2030	EUR	195	187
3.00%, 07/01/2031	GBP	8,000	8,928
3.50%, 07/01/2029		170	158
4.40%, 07/01/2049		87	74
5.38%, 08/21/2028		1,520	1,536
5.45%, 03/15/2034		1,380	1,397
5.60%, 03/02/2033		415	423
5.63%, 08/21/2033		2,327	2,380
Intuit, Inc.,
1.65%, 07/15/2030		288	238
5.20%, 09/15/2033		100	102
5.50%, 09/15/2053		200	208
Microsoft Corp.,
2.50%, 09/15/2050 (e)		70	45
2.53%, 06/01/2050		1,265	830
2.68%, 06/01/2060		535	345
3.04%, 03/17/2062		30	21
3.13%, 12/06/2028	EUR	10,005	10,949
Oracle Corp.,
1.65%, 03/25/2026		155	145
2.30%, 03/25/2028		900	813
2.65%, 07/15/2026		250	237
2.95%, 04/01/2030		495	441
3.60%, 04/01/2050		1,365	986
3.65%, 03/25/2041		551	433
3.85%, 04/01/2060		124	88

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
3.95%, 03/25/2051		270	206
4.00%, 07/15/2046		475	373
4.10%, 03/25/2061		305	230
4.30%, 07/08/2034		309	285
4.65%, 05/06/2030		115	113
4.90%, 02/06/2033		30	29
5.55%, 02/06/2053		670	657
6.90%, 11/09/2052		745	857
Roper Technologies, Inc.,
1.75%, 02/15/2031		137	111
2.00%, 06/30/2030		77	64
2.95%, 09/15/2029		2	2
4.20%, 09/15/2028		347	337
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	2,056
Reg. S, 2.88%, 02/08/2034	GBP	2,500	2,642
Reg. S, 3.82%, 02/15/2028	EUR	35,200	38,521
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	7,000	6,638
Reg. S, 1.00%, 04/01/2025	EUR	50	53
Reg. S, 1.38%, 03/13/2030	EUR	7,500	7,408
Reg. S, 1.63%, 03/10/2031	EUR	15,000	14,826
ServiceNow, Inc., 1.40%, 09/01/2030		15	12
VMware LLC, 4.50%, 05/15/2025		235	233

			107,379

Total Technology			178,794

Utilities — 3.6%
Electric — 3.0%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	95
Reg. S, 1.00%, 11/02/2033	EUR	100	83
Reg. S, 1.63%, 10/19/2027	EUR	200	203
Reg. S, 4.38%, 02/03/2034	EUR	100	112
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	93
Reg. S, 1.75%, 05/23/2028	EUR	130	131
Reg. S, 3.88%, 01/24/2031	EUR	200	218
AEP Texas, Inc.,
3.45%, 05/15/2051		10	7
4.70%, 05/15/2032		885	845
5.25%, 05/15/2052		10	10
Series I, 2.10%, 07/01/2030		2,600	2,166
AEP Transmission Co. LLC, 5.15%, 04/01/2034		50	50
AES Corp. (The), 2.45%, 01/15/2031		125	102
Alabama Power Co.,
3.00%, 03/15/2052		60	41
3.75%, 09/01/2027		310	298
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		475	473
Alliander NV, (Netherlands), Reg. S, 2.63%, 09/09/2027	EUR	400	424

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Ameren Corp.,
2.50%, 09/15/2024		30	30
3.50%, 01/15/2031		10	9
Ameren Illinois Co.,
1.55%, 11/15/2030		30	24
3.25%, 03/15/2050		1,200	855
4.95%, 06/01/2033		10	10
5.90%, 12/01/2052		20	21
American Electric Power Co., Inc.,
2.30%, 03/01/2030		25	21
3.25%, 03/01/2050		20	14
5.95%, 11/01/2032		120	125
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,242
Reg. S, 3.97%, 09/22/2032	EUR	800	889
Appalachian Power Co.,
Series BB, 4.50%, 08/01/2032		150	141
Series Y, 4.50%, 03/01/2049		20	16
Series Z, 3.70%, 05/01/2050		45	32
Arizona Public Service Co.,
2.20%, 12/15/2031		100	81
2.60%, 08/15/2029		84	75
2.65%, 09/15/2050		30	18
3.35%, 05/15/2050		60	41
4.25%, 03/01/2049		10	8
5.55%, 08/01/2033		1,375	1,391
Atlantic City Electric Co., 4.00%, 10/15/2028		50	48
Avista Corp., 4.00%, 04/01/2052		30	23
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		50	33
4.55%, 06/01/2052		300	262
5.40%, 06/01/2053		50	50
Berkshire Hathaway Energy Co.,
1.65%, 05/15/2031		400	320
2.85%, 05/15/2051		420	271
3.70%, 07/15/2030		20	19
4.25%, 10/15/2050		15	12
4.60%, 05/01/2053		55	48
5.15%, 11/15/2043		60	59
Black Hills Corp.,
2.50%, 06/15/2030		100	84
3.05%, 10/15/2029		20	18
3.88%, 10/15/2049		10	7
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028		40	41
5.30%, 04/01/2053		50	50
Series AD, 2.90%, 07/01/2050		45	30
Series AF, 3.35%, 04/01/2051		10	7
Series AH, 3.60%, 03/01/2052		10	8
Series AJ, 4.85%, 10/01/2052		100	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	40
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,470
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/2036		30	30
Coentreprise de Transport d'Electricite SA, (France),
Reg. S, 1.50%, 07/29/2028	EUR	100	100
Reg. S, 2.13%, 07/29/2032	EUR	100	97
Reg. S, 3.75%, 01/17/2036	EUR	100	109
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	37
3.70%, 08/15/2028		10	10
4.00%, 03/01/2048		25	20
4.00%, 03/01/2049		10	8
4.35%, 11/15/2045		980	837
5.30%, 02/01/2053		10	10
Series 131, 2.75%, 09/01/2051		440	273
Series 132, 3.15%, 03/15/2032		200	177
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	741
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		100	68
3.60%, 06/15/2061		210	152
3.85%, 06/15/2046		10	8
5.20%, 03/01/2033		100	102
5.90%, 11/15/2053		600	641
6.15%, 11/15/2052		60	66
Series 09-C, 5.50%, 12/01/2039		10	10
Series 20A, 3.35%, 04/01/2030		70	64
Series 20B, 3.95%, 04/01/2050		55	45
Series A, 4.13%, 05/15/2049		20	16
Series C, 3.00%, 12/01/2060		40	25
Series E, 4.65%, 12/01/2048		10	9
Constellation Energy Generation LLC,
5.60%, 06/15/2042		70	69
5.80%, 03/01/2033		20	21
6.50%, 10/01/2053		50	55
Consumers Energy Co.,
2.50%, 05/01/2060		10	6
3.10%, 08/15/2050		30	21
3.75%, 02/15/2050		25	20
4.20%, 09/01/2052		200	168
4.60%, 05/30/2029		50	49
Dominion Energy South Carolina, Inc.,
4.60%, 06/15/2043		1,400	1,251
6.25%, 10/15/2053		535	600
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	215
4.25%, 06/01/2028		20	19
Series A, 4.35%, 08/15/2032		200	189
Series A, 4.60%, 03/15/2049		10	9

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Series B, 4.85%, 08/15/2052		245	219
Series C, 3.38%, 04/01/2030		20	18
DTE Electric Co.,
2.95%, 03/01/2050		25	17
3.70%, 03/15/2045		1,100	877
3.95%, 03/01/2049		10	8
Series B, 3.25%, 04/01/2051		200	140
DTE Energy Co.,
2.85%, 10/01/2026		250	236
Series C, 3.40%, 06/15/2029		19	18
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		60	44
3.95%, 11/15/2028		40	39
4.95%, 01/15/2033		130	129
5.30%, 02/15/2040		10	10
5.35%, 01/15/2053		65	64
5.40%, 01/15/2054		20	20
Duke Energy Corp.,
0.90%, 09/15/2025		40	37
2.45%, 06/01/2030		110	95
2.55%, 06/15/2031		10	8
2.65%, 09/01/2026		30	28
3.10%, 06/15/2028	EUR	2,150	2,276
3.50%, 06/15/2051		40	28
3.75%, 09/01/2046		10	8
3.85%, 06/15/2034	EUR	2,200	2,349
4.20%, 06/15/2049		20	16
4.30%, 03/15/2028		100	98
4.50%, 08/15/2032		450	427
4.85%, 01/05/2029		10	10
5.00%, 08/15/2052		170	154
6.10%, 09/15/2053		30	32
Duke Energy Florida LLC,
3.00%, 12/15/2051		70	46
4.20%, 07/15/2048		10	8
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	13
5.25%, 03/01/2034		60	60
5.40%, 04/01/2053		20	20
Series YYY, 3.25%, 10/01/2049		40	28
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	25
3.65%, 02/01/2029		10	9
4.30%, 02/01/2049		80	67
Duke Energy Progress LLC,
3.40%, 04/01/2032		290	259
4.00%, 04/01/2052		150	119
E.ON International Finance BV, (Netherlands),
Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,318
Reg. S, 6.13%, 07/06/2039	GBP	3,650	4,905

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	104
Reg. S, 3.50%, 01/12/2028	EUR	11,000	11,995
Eastern Power Networks plc, (United Kingdom), Reg. S, 5.38%, 02/26/2042	GBP	5,800	7,405
EDP - Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	205
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	1,300	1,380
El Paso Electric Co., 5.00%, 12/01/2044		20	17
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	609
Reg. S, 1.00%, 11/29/2033	EUR	100	84
Reg. S, 1.88%, 10/13/2036	EUR	200	171
Reg. S, 2.00%, 12/09/2049	EUR	700	499
Reg. S, 4.25%, 01/25/2032	EUR	400	447
Reg. S, 4.63%, 01/25/2043	EUR	100	112
Reg. S, 4.75%, 10/12/2034	EUR	1,600	1,849
Reg. S, 5.13%, 09/22/2050	GBP	800	876
Reg. S, 5.50%, 03/27/2037	GBP	500	609
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,182
5.88%, 07/18/2031	GBP	465	608
Reg. S, 6.00%, 01/23/2114	GBP	600	716
Reg. S, 6.13%, 06/02/2034	GBP	600	782
Reg. S, 6.25%, 05/30/2028	GBP	3,000	3,963
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033	EUR	5,400	5,924
Emera US Finance LP, 2.64%, 06/15/2031		110	90
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	93
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	98
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	102
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	177
Reg. S, 0.50%, 03/01/2033	EUR	97	81
Reg. S, 0.63%, 04/17/2025	EUR	200	209
Reg. S, 3.50%, 07/24/2028	EUR	120	131
Reg. S, 4.00%, 01/24/2035	EUR	100	111
Reg. S, 4.05%, 11/22/2029	EUR	200	224
Reg. S, 4.30%, 05/23/2034	EUR	100	113
Reg. S, 6.13%, 07/07/2039	EUR	40	54
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 05/28/2026	EUR	3,000	3,004
Reg. S, 0.00%, 06/17/2027	EUR	627	608
Reg. S, 0.25%, 11/17/2025	EUR	2,000	2,043
Reg. S, 0.38%, 06/17/2027	EUR	1,000	981
Reg. S, 0.38%, 05/28/2029	EUR	10,000	9,330
Reg. S, 0.50%, 06/17/2030	EUR	3,000	2,736
Reg. S, 0.88%, 01/17/2031	EUR	8,500	7,771
Reg. S, 0.88%, 09/28/2034	EUR	4,482	3,678
Reg. S, 0.88%, 06/17/2036	EUR	8,700	6,772
Reg. S, 1.00%, 09/16/2024	EUR	1,000	1,065
Reg. S, 1.25%, 01/17/2035	EUR	741	629
Reg. S, 1.50%, 07/21/2025	EUR	2,980	3,131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
2.65%, 09/10/2024 (e)		3,500	3,451
3.50%, 04/06/2028 (e)		1,300	1,226
Reg. S, 3.88%, 03/09/2029	EUR	422	465
Reg. S, 4.50%, 02/20/2043	EUR	4,000	4,508
Enel SpA, (Italy),
Reg. S, 5.63%, 06/21/2027	EUR	2,000	2,316
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.49%), 6.38% (x) (aa)	EUR	7,000	7,967
Series 9.5Y, Reg. S, (EUR Swap Rate 5 Year + 2.01%), 1.88% (x) (aa)	EUR	1,100	978
Series 63.5, Reg. S, (EUR Swap Rate 5 Year + 2.58%), 3.38%, 08/24/2026 (x) (aa)	EUR	5,000	5,214
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	27
Enexis Holding NV, (Netherlands),
Reg. S, 0.38%, 04/14/2033	EUR	200	169
Reg. S, 0.75%, 07/02/2031	EUR	134	122
Reg. S, 0.88%, 04/28/2026	EUR	100	103
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	981
Reg. S, 0.38%, 10/26/2029	EUR	1,000	920
Reg. S, 0.50%, 10/24/2030	EUR	2,000	1,802
Reg. S, 1.00%, 10/26/2036	EUR	1,000	794
Reg. S, 1.38%, 03/27/2025	EUR	1,000	1,055
Reg. S, (EUR Swap Rate 5 Year + 1.88%), 1.50%, 05/30/2028 (x) (aa)	EUR	3,000	2,864
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.84%), 1.63%, 04/08/2025 (x) (aa)	EUR	1,000	1,041
Reg. S, 1.75%, 03/27/2028	EUR	3,000	3,045
Reg. S, 1.88%, 09/19/2033	EUR	2,600	2,429
Reg. S, 2.00%, 09/28/2037	EUR	1,000	883
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,170
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	1,917
Reg. S, 3.75%, 09/06/2027	EUR	2,000	2,182
Reg. S, 5.00%, 10/01/2060	GBP	4,000	4,683
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,759
Entergy Arkansas LLC,
2.65%, 06/15/2051		50	31
4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		230	216
3.75%, 06/15/2050		30	22
Entergy Louisiana LLC,
1.60%, 12/15/2030		2,300	1,835
2.35%, 06/15/2032		30	25
2.90%, 03/15/2051		30	19
3.12%, 09/01/2027		2,500	2,359
3.25%, 04/01/2028		10	9
4.20%, 09/01/2048		10	8
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	15
5.00%, 09/15/2052		200	183
5.80%, 09/01/2053		10	10
ESB Finance DAC, (Ireland),
Reg. S, 1.13%, 06/11/2030	EUR	100	95
Reg. S, 1.88%, 06/14/2031	EUR	224	217

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Reg. S, 2.13%, 06/08/2027	EUR	100	104
Reg. S, 3.75%, 01/25/2043	EUR	100	106
Evergy Kansas Central, Inc.,
3.45%, 04/15/2050		55	39
5.90%, 11/15/2033		40	42
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	8
Series 2019, 4.13%, 04/01/2049		20	16
Series 2020, 2.25%, 06/01/2030		150	128
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,953
Eversource Energy,
3.38%, 03/01/2032		300	261
3.45%, 01/15/2050		30	21
4.20%, 06/27/2024		85	85
4.60%, 07/01/2027		100	98
Series R, 1.65%, 08/15/2030		10	8
EWE AG, (Germany), Reg. S, 0.38%, 10/22/2032	EUR	90	75
Exelon Corp.,
2.75%, 03/15/2027		200	187
4.05%, 04/15/2030		10	9
4.10%, 03/15/2052		20	16
4.45%, 04/15/2046		10	9
4.70%, 04/15/2050		10	9
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,087
Florida Power & Light Co.,
2.45%, 02/03/2032		200	169
2.88%, 12/04/2051		295	194
3.15%, 10/01/2049		20	14
3.95%, 03/01/2048		500	409
4.13%, 06/01/2048		20	17
5.30%, 04/01/2053		120	120
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	88
Reg. S, 3.88%, 05/09/2033	EUR	3,500	3,854
Reg. S, 4.00%, 07/06/2032	EUR	200	223
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	100	101
Reg. S, 4.50%, 05/26/2033	EUR	200	227
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,294
5.13%, 05/15/2052		162	157
Series A, 3.25%, 03/15/2051		20	14
Series B, 3.70%, 01/30/2050		60	46
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	139
Reg. S, 1.00%, 04/25/2034	EUR	200	166
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (x) (aa)	EUR	3,000	3,076
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)	EUR	2,000	1,928
Idaho Power Co., 5.80%, 04/01/2054		75	77
Ignitis Grupe AB, (Lithuania), Reg. S, 2.00%, 05/21/2030	EUR	110	104

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Interstate Power and Light Co., 3.50%, 09/30/2049		110	79
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	507
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,162
Kentucky Utilities Co., 3.30%, 06/01/2050		25	17
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	9
3.10%, 05/01/2027		10	10
5.85%, 09/15/2054		30	32
6.75%, 12/30/2031		10	11
Mississippi Power Co., Series B, 3.10%, 07/30/2051		90	60
National Grid Electricity Distribution East Midlands plc, (United Kingdom),
Reg. S, 3.53%, 09/20/2028	EUR	3,000	3,246
Reg. S, 3.95%, 09/20/2032	EUR	2,000	2,202
Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,374
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040	GBP	2,000	2,612
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027	GBP	20	26
National Grid Electricity Transmission plc, (United Kingdom),
Reg. S, 0.19%, 01/20/2025	EUR	1,000	1,048
Reg. S, 2.00%, 04/17/2040	GBP	425	342
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	938
Reg. S, 0.55%, 09/18/2029	EUR	3,075	2,833
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,101
5.42%, 01/11/2034		60	60
National Rural Utilities Cooperative Finance Corp.,
1.00%, 06/15/2026		200	183
1.35%, 03/15/2031		230	180
3.45%, 06/15/2025		110	108
4.30%, 03/15/2049		20	17
5.80%, 01/15/2033		30	31
Naturgy Finance BV, (Netherlands),
Reg. S, 0.75%, 11/28/2029	EUR	1,200	1,131
Reg. S, 1.25%, 01/15/2026	EUR	3,900	4,031
Reg. S, 1.25%, 04/19/2026	EUR	1,000	1,030
Reg. S, 1.38%, 01/19/2027	EUR	1,200	1,222
Reg. S, 1.88%, 10/05/2029	EUR	1,000	990
Nevada Power Co.,
6.00%, 03/15/2054		35	37
Series DD, 2.40%, 05/01/2030		30	26
Series EE, 3.13%, 08/01/2050		30	20
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,090
2.75%, 11/01/2029		35	31
3.00%, 01/15/2052		355	230
4.26%, 09/01/2024		230	229
4.63%, 07/15/2027		200	197
5.25%, 02/28/2053		365	347

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
5.55%, 03/15/2054		285	284
5.75%, 09/01/2025		60	60
6.05%, 03/01/2025		610	612
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	100	134
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	190
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,218
2.60%, 06/01/2051		35	22
3.20%, 04/01/2052		30	21
4.50%, 06/01/2052		10	9
5.10%, 05/15/2053		40	38
5.40%, 03/15/2054		35	35
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	2,018
2.45%, 12/02/2027 (e)		2,275	2,046
NSTAR Electric Co.,
3.10%, 06/01/2051		30	20
4.55%, 06/01/2052		470	411
4.95%, 09/15/2052		60	56
Oglethorpe Power Corp., 5.05%, 10/01/2048		90	81
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	10
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		920	747
5.60%, 04/01/2053		10	10
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	35
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028		140	137
4.60%, 06/01/2052		15	13
4.95%, 09/15/2052		150	141
5.65%, 11/15/2033		10	10
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029	EUR	24,460	23,089
Orsted A/S, (Denmark),
Reg. S, 2.13%, 05/17/2027	GBP	5,000	5,788
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,032
Reg. S, 5.75%, 04/09/2040	GBP	425	554
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		335	322
3.25%, 06/01/2031		40	35
3.50%, 08/01/2050		80	55
3.75%, 07/01/2028		10	9
3.95%, 12/01/2047		900	671
4.50%, 07/01/2040		230	197
4.55%, 07/01/2030		30	28
4.95%, 07/01/2050		920	793
5.25%, 03/01/2052		100	89
6.70%, 04/01/2053		20	22
6.75%, 01/15/2053		90	98
6.95%, 03/15/2034		90	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
PacifiCorp.,
2.90%, 06/15/2052		840	513
3.30%, 03/15/2051		1,750	1,170
4.13%, 01/15/2049		165	130
4.15%, 02/15/2050		120	94
5.30%, 02/15/2031		150	150
5.35%, 12/01/2053		5	5
5.50%, 05/15/2054		110	106
PECO Energy Co.,
2.80%, 06/15/2050		50	33
3.05%, 03/15/2051		435	297
4.60%, 05/15/2052		385	345
4.90%, 06/15/2033		1,680	1,679
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031	EUR	1,000	888
Potomac Electric Power Co., 5.50%, 03/15/2054		55	56
PPL Capital Funding, Inc., 4.13%, 04/15/2030		330	312
PPL Electric Utilities Corp.,
4.85%, 02/15/2034		985	969
5.25%, 05/15/2053		80	79
Public Service Co. of Colorado,
5.25%, 04/01/2053		50	48
Series 36, 2.70%, 01/15/2051		10	6
Series 38, 4.10%, 06/01/2032		200	186
Series 39, 4.50%, 06/01/2052		160	135
Public Service Co. of New Hampshire, 5.35%, 10/01/2033		10	10
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	29
2.05%, 08/01/2050		60	34
2.45%, 01/15/2030		20	17
3.00%, 03/01/2051		70	48
3.10%, 03/15/2032		300	263
3.65%, 09/01/2028		120	115
3.85%, 05/01/2049		10	8
4.65%, 03/15/2033		100	97
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	928
4.10%, 06/15/2030		10	9
4.22%, 03/15/2032		200	181
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	6
3.25%, 09/15/2049		20	14
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	200	210
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	945
Reg. S, 1.75%, 01/18/2028	EUR	1,000	1,016

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
RTE Reseau de Transport d'Electricite SADIR, (France),
Reg. S, 0.75%, 01/12/2034	EUR	100	85
Reg. S, 1.13%, 07/08/2040	EUR	200	152
Reg. S, 1.13%, 09/09/2049	EUR	100	68
Reg. S, 1.50%, 09/27/2030	EUR	100	97
Reg. S, 1.63%, 11/27/2025	EUR	300	315
Reg. S, 2.00%, 04/18/2036	EUR	100	93
Reg. S, 3.75%, 07/04/2035	EUR	100	111
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,101
Reg. S, 4.13%, 02/13/2035	EUR	2,225	2,491
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	685
Series WWW, 2.95%, 08/15/2051		25	17
Series XXX, 3.00%, 03/15/2032		310	269
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036	GBP	1,500	1,406
Sempra,
3.40%, 02/01/2028		10	9
3.70%, 04/01/2029		100	94
4.00%, 02/01/2048		10	8
5.50%, 08/01/2033		70	70
Sierra Pacific Power Co., 2.60%, 05/01/2026		100	95
Southern California Edison Co.,
2.75%, 02/01/2032		100	85
2.85%, 08/01/2029		10	9
3.45%, 02/01/2052		360	254
3.65%, 02/01/2050		80	59
4.00%, 04/01/2047		20	16
4.05%, 03/15/2042		900	747
5.20%, 06/01/2034		80	79
5.88%, 12/01/2053		50	52
6.05%, 03/15/2039		10	10
Series 20A, 2.95%, 02/01/2051		6	4
Series B, 3.65%, 03/01/2028		25	24
Series E, 3.70%, 08/01/2025		10	10
Series H, 3.65%, 06/01/2051		10	7
Southern Co. (The),
5.20%, 06/15/2033		170	170
5.70%, 10/15/2032		100	104
5.70%, 03/15/2034		5	5
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		90	84
Series A, 3.70%, 04/30/2030		95	88
Southwestern Electric Power Co.,
3.25%, 11/01/2051		325	216
5.30%, 04/01/2033		90	89
Series N, 1.65%, 03/15/2026		50	47
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	719
Series 8, 3.15%, 05/01/2050		60	40
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
SSE plc, (United Kingdom),
Reg. S, 0.88%, 09/06/2025	EUR	2,000	2,076
Reg. S, 1.25%, 04/16/2025	EUR	1,000	1,052
Reg. S, 1.38%, 09/04/2027	EUR	3,000	3,031
Reg. S, 6.25%, 08/27/2038	GBP	3,000	4,193
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	445
Statkraft A/S, (Norway), Reg. S, 1.50%, 03/26/2030	EUR	5,000	4,875
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	104
Reg. S, 1.38%, 09/19/2028	EUR	200	199
Reg. S, 2.38%, 06/03/2030	EUR	200	204
System Energy Resources, Inc., 6.00%, 04/15/2028		270	276
Tampa Electric Co., 4.30%, 06/15/2048		120	100
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027	EUR	3,550	3,587
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	118
Reg. S, 1.00%, 06/13/2026	EUR	200	208
Reg. S, 1.13%, 06/09/2041	EUR	100	88
Reg. S, 1.38%, 06/26/2029	EUR	100	101
Reg. S, 1.63%, 11/17/2026	EUR	450	471
Reg. S, 2.00%, 06/05/2034	EUR	100	96
Reg. S, 2.75%, 05/17/2042	EUR	100	101
Reg. S, 4.50%, 10/28/2034	EUR	500	591
Reg. S, 4.75%, 10/28/2042	EUR	100	123
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.13%, 07/25/2025	EUR	3,900	4,023
Reg. S, 0.38%, 09/25/2030	EUR	825	733
Reg. S, 0.75%, 07/24/2032	EUR	200	175
Reg. S, 1.00%, 04/10/2026	EUR	4,000	4,111
Reg. S, 1.00%, 10/11/2028	EUR	1,000	974
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,147
Reg. S, 3.50%, 01/17/2031	EUR	15,200	16,380
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	24
3.25%, 05/01/2051		10	7
4.00%, 06/15/2050		10	8
5.50%, 04/15/2053		30	29
Union Electric Co.,
2.15%, 03/15/2032		50	41
2.63%, 03/15/2051		10	6
3.25%, 10/01/2049		40	28
3.90%, 04/01/2052		250	197
Vattenfall AB, (Sweden), Reg. S, 3.75%, 10/18/2026	EUR	6,000	6,518
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	73
Virginia Electric and Power Co.,
3.30%, 12/01/2049		50	35
5.35%, 01/15/2054		75	74
5.45%, 04/01/2053		50	50
Series B, 3.80%, 09/15/2047		60	46
Series C, 4.63%, 05/15/2052		60	52
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,390

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
WEC Energy Group, Inc.,
3.55%, 06/15/2025		47	46
5.00%, 09/27/2025		300	298
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	9
Wisconsin Power and Light Co.,
3.00%, 07/01/2029		50	46
5.38%, 03/30/2034		40	40
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	13
3.30%, 09/01/2049		55	39
Xcel Energy, Inc.,
1.75%, 03/15/2027		100	90
3.40%, 06/01/2030		20	18
3.50%, 12/01/2049		20	14
4.60%, 06/01/2032		165	155

			352,878

Gas — 0.5%
APA Infrastructure Ltd., (Australia),
Reg. S, 0.75%, 03/15/2029	EUR	4,800	4,510
Reg. S, 1.25%, 03/15/2033	EUR	3,900	3,388
Reg. S, 2.00%, 03/22/2027	EUR	2,000	2,059
Reg. S, 2.00%, 07/15/2030	EUR	1,000	979
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,763
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,309
2.63%, 09/15/2029		15	14
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		210	153
4.15%, 01/15/2043		10	9
5.75%, 10/15/2052		100	106
6.20%, 11/15/2053		20	23
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038	GBP	1,725	1,549
CenterPoint Energy Resources Corp.,
4.40%, 07/01/2032		30	28
5.25%, 03/01/2028		150	152
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	3,000	3,175
Italgas SpA, (Italy), Reg. S, 1.00%, 12/11/2031	EUR	1,125	1,004
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031	GBP	1,600	1,578
National Grid North America, Inc.,
Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,541
Reg. S, 1.00%, 07/12/2024	EUR	1,000	1,070
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.75%, 10/13/2036	EUR	100	78
Reg. S, 3.38%, 07/11/2034	EUR	100	108
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,824
3.49%, 05/15/2027		130	124
3.60%, 05/01/2030		25	23
4.38%, 05/15/2047		15	13

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Gas — continued
4.80%, 02/15/2044		10	9
5.00%, 06/15/2052		110	102
5.40%, 06/30/2033		50	50
ONE Gas, Inc., 4.25%, 09/01/2032		120	115
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,308
3.35%, 06/01/2050		15	10
5.05%, 05/15/2052		610	558
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025	EUR	1,300	1,369
Snam SpA, (Italy),
Reg. S, 0.00%, 08/15/2025	EUR	2,000	2,056
Reg. S, 0.00%, 12/07/2028	EUR	500	463
Reg. S, 0.75%, 06/20/2029	EUR	3,175	2,992
Reg. S, 0.75%, 06/17/2030	EUR	1,500	1,375
Reg. S, 0.88%, 10/25/2026	EUR	6,000	6,074
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	17
Series WW, 3.95%, 02/15/2050		200	156
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	15
5.15%, 09/15/2032		100	100
5.75%, 09/15/2033		50	52
Series 20-A, 1.75%, 01/15/2031		3,700	3,004
Series 21A, 3.15%, 09/30/2051		15	10
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	825	1,015
6.38%, 05/15/2040	GBP	825	1,126
Southwest Gas Corp.,
4.05%, 03/15/2032		125	114
4.15%, 06/01/2049		10	8
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	100	83
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034	EUR	1,200	950
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	637
Washington Gas Light Co., 3.65%, 09/15/2049		10	7

			53,358

Water — 0.1%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	38
American Water Capital Corp.,
4.15%, 06/01/2049		60	50
4.45%, 06/01/2032		330	318
Essential Utilities, Inc.,
2.40%, 05/01/2031		100	83
2.70%, 04/15/2030		40	35
5.30%, 05/01/2052		10	9
5.38%, 01/15/2034		70	70
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	952
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,183
Reg. S, 5.63%, 04/29/2033	GBP	425	547

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Water — continued
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 0.88%, 01/31/2028	EUR	2,375	2,149
Reg. S, 2.38%, 04/22/2040	GBP	300	223
Reg. S, 5.50%, 02/11/2041	GBP	1,050	1,122
6.75%, 11/16/2028	GBP	380	469
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	894
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,815
Reg. S, 5.38%, 03/10/2028	GBP	2,425	3,066

			14,023

Total Utilities			420,259

Total Corporate Bonds (Cost $4,777,024)			4,788,759

Foreign Government Securities — 36.5%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	100	89
Reg. S, 3.13%, 09/28/2037	EUR	300	311
Reg. S, 3.63%, 05/25/2043	EUR	100	107
Reg. S, 4.13%, 10/03/2038	EUR	100	115
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	100	92
Reg. S, 0.95%, 04/30/2027	EUR	200	201
Reg. S, 3.25%, 05/31/2029	EUR	800	860
Reg. S, 3.50%, 07/30/2029	EUR	200	218
Reg. S, 3.65%, 04/30/2034	EUR	100	108
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.13%, 09/29/2031	EUR	300	260
Reg. S, 0.25%, 07/21/2026	EUR	1,100	1,109
Reg. S, 0.25%, 06/29/2029	EUR	400	373
Reg. S, 0.38%, 05/25/2036	EUR	100	77
Reg. S, 0.50%, 05/25/2030	EUR	200	185
Reg. S, 0.50%, 05/31/2035	EUR	500	405
Reg. S, 1.50%, 10/31/2034	EUR	900	830
Reg. S, 1.63%, 05/25/2032	EUR	200	193
Reg. S, 3.38%, 05/25/2033	EUR	500	549
Reg. S, 3.50%, 02/25/2033	EUR	100	111
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	484
Reg. S, 0.00%, 03/20/2031	EUR	100	87
Reg. S, 0.13%, 06/20/2026	EUR	400	402
Reg. S, 1.13%, 06/20/2028	EUR	1,000	995
Reg. S, 3.00%, 03/20/2030	EUR	300	321
Reg. S, 3.13%, 03/20/2034	EUR	100	106
Reg. S, 3.63%, 06/20/2038	EUR	100	110
Agricultural Development Bank of China, (China),
2.91%, 02/21/2029	CNY	18,000	2,542
Reg. S, 3.40%, 11/06/2024	CNH	56,000	7,746
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,101
Series 1618, 3.58%, 04/22/2026	CNY	24,000	3,413
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,220

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 1901, 3.75%, 01/25/2029	CNY	82,700	12,141
Series 1906, 3.74%, 07/12/2029	CNY	46,100	6,791
Series 1908, 3.63%, 07/19/2026	CNY	183,200	26,125
Series 2004, 2.96%, 04/17/2030	CNY	94,300	13,403
Series 2005, 2.25%, 04/22/2025	CNY	85,800	11,897
Series 2008, 3.45%, 09/23/2025	CNY	17,000	2,398
Series 2010, 3.79%, 10/26/2030	CNY	5,000	746
Series 2105, 3.52%, 05/24/2031	CNY	38,600	5,691
Series 2108, 2.99%, 08/11/2026	CNY	66,000	9,295
Series 2110, 3.30%, 11/05/2031	CNY	70,800	10,319
Series 2202, 2.74%, 02/23/2027	CNY	9,800	1,375
Series 2205, 3.06%, 06/06/2032	CNY	61,400	8,822
Series 2206, 2.46%, 07/27/2025	CNY	6,000	834
Series 2207, 2.50%, 08/24/2027	CNY	60,000	8,353
Series 2210, 2.97%, 10/14/2032	CNY	56,500	8,073
Series 2212, 2.60%, 12/01/2025	CNY	7,200	1,004
Series 2302, 2.58%, 03/23/2025	CNY	8,000	1,113
Series 2302, 3.10%, 02/27/2033	CNY	24,000	3,467
Series 2304, 2.72%, 03/16/2026	CNY	3,200	448
Series 2313, 2.35%, 09/07/2026	CNY	6,000	833
Series 2320, 2.85%, 10/20/2033	CNY	20,000	2,839
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	803
Reg. S, 1.25%, 05/06/2031	EUR	1,000	918
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	185
Reg. S, 0.25%, 11/17/2031	EUR	200	176
Reg. S, 1.00%, 01/19/2027	EUR	300	306
Reg. S, 1.50%, 11/28/2025	CHF	300	333
Australia Government Bond, (Australia),
Series 136, Reg. S, 4.75%, 04/21/2027	AUD	100	67
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	200	128
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	954
Series 144, Reg. S, 3.75%, 04/21/2037	AUD	60	38
Series 147, Reg. S, 3.25%, 06/21/2039	AUD	50	29
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	1,340	828
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	46	24
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	428	269
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	105	65
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	3,465	2,106
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	450	240
Series 157, Reg. S, 1.50%, 06/21/2031	AUD	100	56
Series 158, 1.25%, 05/21/2032	AUD	290	154
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	200	109
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	490	302
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	360	138
Series 164, Reg. S, 0.50%, 09/21/2026	AUD	100	60
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	220	121
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	170	102
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	40	26
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	60	37
Series 169, Reg. S, 4.75%, 06/21/2054	AUD	30	21

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	470
Reg. S, 2.75%, 06/11/2032	EUR	100	108
Reg. S, 2.75%, 06/20/2033	EUR	130	139
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	324
Reg. S, 1.38%, 04/30/2029	EUR	30	30
Reg. S, 3.40%, 04/30/2034	EUR	100	107
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	109
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	148
Reg. S, 1.57%, 04/30/2029	EUR	200	201
Reg. S, 1.72%, 04/30/2032	EUR	110	106
Reg. S, 1.77%, 04/30/2028	EUR	200	205
Reg. S, 1.83%, 04/30/2025	EUR	270	286
Reg. S, 2.82%, 10/31/2029	EUR	100	107
Reg. S, 3.60%, 04/30/2033	EUR	200	221
4.30%, 09/15/2026	EUR	500	552
Bangko Sentral ng Pilipinas International Bond, (Philippines), Series A, 8.60%, 06/15/2027		300	325
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	89
Reg. S, 0.45%, 04/30/2032	EUR	200	175
Reg. S, 0.85%, 04/30/2030	EUR	50	48
Reg. S, 1.75%, 03/16/2026	EUR	170	178
Reg. S, 3.50%, 04/30/2033	EUR	100	110
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	559
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	178
Reg. S, 0.10%, 01/15/2030	EUR	320	296
Reg. S, 0.13%, 04/11/2026	EUR	530	540
Reg. S, 0.13%, 04/19/2033	EUR	700	593
Reg. S, 0.13%, 07/09/2035	EUR	230	183
Reg. S, 0.38%, 12/15/2025	GBP	1,900	2,229
Reg. S, 0.75%, 01/11/2028	EUR	500	500
Reg. S, 0.81%, 06/28/2049	EUR	200	127
Reg. S, 0.88%, 10/17/2035	EUR	100	87
Reg. S, 0.88%, 10/24/2036	EUR	160	135
Reg. S, 1.25%, 03/30/2037	EUR	100	87
Reg. S, 1.50%, 03/29/2038	EUR	190	168
Reg. S, 1.50%, 07/15/2039	EUR	170	147
Reg. S, 1.88%, 07/13/2032	EUR	320	322
Reg. S, 2.75%, 10/04/2027	EUR	1,910	2,057
Reg. S, 2.75%, 01/11/2034	EUR	100	107
Reg. S, 3.00%, 02/23/2028	EUR	600	652
Reg. S, 3.00%, 01/11/2033	EUR	500	545
Reg. S, 3.50%, 09/27/2038	EUR	100	112
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	290
Bpifrance SACA, (France),
Reg. S, 0.25%, 03/29/2030	EUR	200	184
Reg. S, 0.25%, 06/04/2031	EUR	200	178

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.63%, 05/25/2026	EUR	500	511
Reg. S, 0.88%, 09/26/2028	EUR	200	196
Reg. S, 2.13%, 11/29/2027	EUR	200	209
Reg. S, 2.88%, 11/25/2029	EUR	500	536
Reg. S, 3.00%, 09/10/2026	EUR	200	215
Reg. S, 3.38%, 11/25/2032	EUR	200	222
Reg. S, 3.50%, 09/27/2027	EUR	200	219
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	878
Reg. S, 2.63%, 03/26/2027	EUR	3,000	3,187
Reg. S, 2.95%, 09/03/2024	EUR	800	858
Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,118
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,876
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,158
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	856
Bundesobligation, (Germany),
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	4,790	4,998
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	8,166	8,338
Series 184, Reg. S, 0.00%, 10/09/2026	EUR	1,390	1,405
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,084
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	250	260
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	3,120	3,342
Series 188, Reg. S, 2.40%, 10/19/2028	EUR	650	703
Series 189, Reg. S, 2.10%, 04/12/2029	EUR	1,200	1,281
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	3,270	3,316
Reg. S, 0.00%, 11/15/2027	EUR	7,381	7,303
Reg. S, 0.00%, 11/15/2028	EUR	1,385	1,345
Reg. S, 0.00%, 08/15/2029	EUR	3,032	2,902
Reg. S, 0.00%, 02/15/2030	EUR	7,293	6,907
Reg. S, 0.00%, 08/15/2030	EUR	1,540	1,444
Reg. S, 0.00%, 02/15/2031	EUR	1,739	1,613
Reg. S, 0.00%, 08/15/2031	EUR	3,460	3,177
Reg. S, 0.00%, 02/15/2032	EUR	4,944	4,485
Reg. S, 0.00%, 05/15/2035	EUR	24,209	20,192
Reg. S, 0.00%, 05/15/2036	EUR	25,960	21,061
Reg. S, 0.00%, 08/15/2050	EUR	39,971	22,987
Reg. S, 0.00%, 08/15/2052	EUR	30,895	16,969
Reg. S, 0.25%, 02/15/2027	EUR	3,310	3,348
Reg. S, 0.25%, 08/15/2028	EUR	2,899	2,862
Reg. S, 0.25%, 02/15/2029	EUR	2,000	1,958
Reg. S, 0.50%, 02/15/2026	EUR	2,447	2,530
Reg. S, 0.50%, 08/15/2027	EUR	3,830	3,876
Reg. S, 0.50%, 02/15/2028	EUR	6,910	6,944
Reg. S, 1.00%, 08/15/2025	EUR	4,291	4,501
Reg. S, 1.00%, 05/15/2038	EUR	25,152	22,500
Reg. S, 1.25%, 08/15/2048	EUR	38,615	32,565
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,391

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.80%, 08/15/2053	EUR	28,410	26,521
Reg. S, 2.10%, 11/15/2029	EUR	180	192
Reg. S, 2.20%, 02/15/2034	EUR	1,340	1,434
Reg. S, 2.30%, 02/15/2033	EUR	9,110	9,863
Reg. S, 2.40%, 11/15/2030	EUR	1,660	1,805
Reg. S, 2.50%, 07/04/2044	EUR	30,305	32,756
Reg. S, 2.50%, 08/15/2046	EUR	33,393	36,177
Reg. S, 2.50%, 08/15/2054	EUR	11,470	12,489
Reg. S, 2.60%, 08/15/2033	EUR	930	1,030
Reg. S, 3.25%, 07/04/2042	EUR	21,896	26,259
Reg. S, 4.00%, 01/04/2037	EUR	27,283	34,536
Reg. S, 4.25%, 07/04/2039	EUR	19,513	25,796
Reg. S, 4.75%, 07/04/2034	EUR	24,791	32,619
Reg. S, 4.75%, 07/04/2040	EUR	21,404	30,082
Reg. S, 5.50%, 01/04/2031	EUR	300	388
Reg. S, 5.63%, 01/04/2028	EUR	780	936
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,337
Reg. S, 6.50%, 07/04/2027	EUR	1,210	1,464
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,239
Series G, Reg. S, 0.00%, 08/15/2031	EUR	2,910	2,671
Series G, Reg. S, 0.00%, 08/15/2050	EUR	11,352	6,548
Series G, Reg. S, 1.80%, 08/15/2053	EUR	8,305	7,764
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,850	2,003
Bundesschatzanweisungen, (Germany), Series 2Y, Reg. S, 3.10%, 12/12/2025	EUR	1,130	1,222
Caisse d'Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	193
Reg. S, 0.00%, 05/25/2029	EUR	500	467
Reg. S, 0.00%, 11/25/2030	EUR	400	359
Reg. S, 0.00%, 05/25/2031	EUR	400	353
Reg. S, 0.13%, 09/15/2031	EUR	300	266
Reg. S, 0.45%, 01/19/2032	EUR	400	360
Reg. S, 0.60%, 11/25/2029	EUR	600	572
Reg. S, 1.50%, 05/25/2032	EUR	400	390
Reg. S, 1.75%, 11/25/2027	EUR	700	726
Reg. S, 2.75%, 09/24/2027	EUR	400	429
Reg. S, 2.75%, 02/25/2029	EUR	400	429
Reg. S, 2.75%, 11/25/2032	EUR	400	428
Reg. S, 2.88%, 05/25/2027	EUR	700	754
Reg. S, 3.00%, 05/25/2028	EUR	800	867
Reg. S, 3.00%, 11/25/2031	EUR	600	653
Reg. S, 3.13%, 03/01/2030	EUR	700	767
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,508
Caisse des Depots et Consignations, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	108
Reg. S, 3.13%, 05/25/2033	EUR	200	219
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	104
Reg. S, 0.13%, 06/30/2031	EUR	100	88
Reg. S, 0.38%, 06/23/2025	EUR	100	104
Reg. S, 0.50%, 01/19/2026	EUR	100	103
Reg. S, 0.50%, 10/01/2046	EUR	100	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.00%, 04/25/2028	EUR	100	100
Reg. S, 1.25%, 05/11/2032	EUR	100	94
Reg. S, 1.50%, 06/28/2038	EUR	100	88
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,395
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	136
1.25%, 03/01/2025	CAD	1,115	799
1.50%, 06/01/2031	CAD	600	389
1.75%, 12/01/2053	CAD	400	207
2.00%, 06/01/2032	CAD	600	397
2.00%, 12/01/2051	CAD	530	295
3.50%, 03/01/2028	CAD	500	368
3.50%, 12/01/2045	CAD	2,090	1,566
4.00%, 06/01/2041	CAD	150	119
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	44
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	289
Reg. S, 2.00%, 04/20/2027	EUR	100	103
Reg. S, 3.88%, 02/13/2029	EUR	200	219
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	7,000	7,128
5.60%, 11/25/2039 (e)		250	264
Chile Government International Bond, (Chile),
0.10%, 01/26/2027	EUR	5,000	4,888
0.83%, 07/02/2031	EUR	1,050	930
1.25%, 01/22/2051	EUR	6,900	4,169
1.30%, 07/26/2036	EUR	1,000	817
2.55%, 01/27/2032		200	169
2.55%, 07/27/2033		200	162
3.10%, 01/22/2061		510	321
3.50%, 01/31/2034		200	175
4.13%, 07/05/2034	EUR	4,047	4,366
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,084
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,389
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,864
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,074
Reg. S, 4.35%, 08/06/2024	CNH	7,000	969
Reg. S, 4.35%, 09/19/2024	CNH	1,000	139
Reg. S, 4.50%, 11/13/2028	CNH	2,500	371
Series 1510, 4.21%, 04/13/2025	CNY	73,000	10,327
Series 1518, 3.74%, 09/10/2025	CNY	62,700	8,876
Series 1605, 3.80%, 01/25/2036	CNY	98,000	15,224
Series 1710, 4.04%, 04/10/2027	CNY	114,900	16,716
Series 1814, 4.15%, 10/26/2025	CNY	7,200	1,027
Series 1904, 3.68%, 02/26/2026	CNY	140,500	19,995
Series 1905, 3.48%, 01/08/2029	CNY	182,200	26,437
Series 1909, 3.50%, 08/13/2026	CNY	97,100	13,828
Series 1910, 3.65%, 05/21/2029	CNY	181,900	26,656
Series 1915, 3.45%, 09/20/2029	CNY	40,000	5,821

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 2005, 3.07%, 03/10/2030	CNY	29,800	4,262
Series 2008, 2.89%, 06/22/2025	CNY	20,000	2,795
Series 2010, 3.09%, 06/18/2030	CNY	9,000	1,289
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,674
Series 2105, 3.66%, 03/01/2031	CNY	64,700	9,607
Series 2108, 2.83%, 09/10/2026	CNY	4,500	632
Series 2110, 3.41%, 06/07/2031	CNY	90,400	13,240
Series 2115, 3.12%, 09/13/2031	CNY	61,600	8,868
Series 2202, 2.59%, 03/17/2025	CNY	7,500	1,044
Series 2204, 2.99%, 03/01/2029	CNY	4,000	569
Series 2205, 3.00%, 01/17/2032	CNY	182,200	26,040
Series 2207, 2.22%, 08/25/2025	CNY	7,300	1,012
Series 2210, 2.98%, 04/22/2032	CNY	43,300	6,184
Series 2215, 2.96%, 07/18/2032	CNY	11,000	1,571
Series 2220, 2.77%, 10/24/2032	CNY	64,000	9,013
Series 2318, 2.35%, 10/16/2025	CNY	38,500	5,348
China Government Bond, (China),
1.99%, 04/09/2025	CNY	363,700	50,386
2.24%, 05/25/2025	CNY	25,000	3,472
2.28%, 11/25/2025	CNY	45,700	6,353
2.37%, 01/20/2027	CNY	250,000	34,823
2.44%, 10/15/2027	CNY	8,000	1,115
2.46%, 02/15/2026	CNY	195,000	27,187
2.48%, 04/15/2027	CNY	148,300	20,723
2.52%, 08/25/2033	CNY	20,000	2,790
2.60%, 09/01/2032	CNY	88,800	12,445
2.62%, 09/25/2029	CNY	44,000	6,175
2.68%, 05/21/2030	CNY	507,900	71,488
2.69%, 08/15/2032	CNY	18,300	2,582
Reg. S, 2.71%, 06/16/2033	CNH	11,000	1,533
2.75%, 06/15/2029	CNY	132,500	18,729
2.75%, 02/17/2032	CNY	181,300	25,673
2.76%, 05/15/2032	CNY	8,500	1,205
2.80%, 03/24/2029	CNY	250,300	35,463
2.80%, 03/25/2030	CNY	14,000	1,984
2.80%, 11/15/2032	CNY	56,600	8,056
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,413
2.85%, 06/04/2027	CNY	272,800	38,549
2.88%, 02/25/2033	CNY	21,700	3,112
2.89%, 11/18/2031	CNY	248,300	35,499
3.12%, 10/25/2052	CNY	49,700	7,515
3.19%, 04/15/2053	CNY	5,000	786
3.27%, 03/25/2073	CNY	109,170	17,432
Reg. S, 3.31%, 11/30/2025	CNH	2,000	280
3.32%, 04/15/2052	CNY	61,930	9,697
Reg. S, 3.38%, 11/21/2024	CNH	3,000	416
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,384
3.39%, 03/16/2050	CNY	82,540	12,954
3.53%, 10/18/2051	CNY	133,600	21,612

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,822
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,242
3.72%, 04/12/2051	CNY	106,000	17,626
3.73%, 05/25/2070	CNY	18,670	3,278
3.81%, 09/14/2050	CNY	89,100	14,987
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,722
Reg. S, 3.90%, 07/04/2036	CNH	13,500	2,052
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,173
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,707
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,924
Reg. S, 4.15%, 12/12/2031	CNH	3,000	460
Reg. S, 4.29%, 05/22/2029	CNH	3,000	448
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,394
Series 1908, 4.00%, 06/24/2069	CNY	5,000	924
Series 2216, 2.50%, 07/25/2027	CNY	65,900	9,202
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	8,700	8,635
Reg. S, 0.50%, 11/12/2031	EUR	3,250	2,909
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	43
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	406
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	190
2.65%, 12/20/2027	CAD	565	396
City of Toronto Canada, (Canada),
2.60%, 09/24/2039	CAD	300	175
2.95%, 04/28/2035	CAD	200	129
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027	COP	500,000	125
Communaute Francaise de Belgique, (Belgium),
Reg. S, 1.63%, 05/03/2032	EUR	200	193
Reg. S, 3.75%, 06/22/2033	EUR	100	113
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,534
Reg. S, 0.25%, 01/18/2041	EUR	2,500	1,672
Reg. S, 0.38%, 06/20/2024	EUR	300	321
Reg. S, 0.75%, 07/15/2049	EUR	600	385
Reg. S, 1.63%, 10/22/2071	GBP	2,000	1,063
Croatia Government International Bond, (Croatia),
Reg. S, 1.13%, 06/19/2029	EUR	300	293
Reg. S, 1.50%, 06/17/2031	EUR	770	740
Reg. S, 1.75%, 03/04/2041	EUR	500	408
Reg. S, 3.00%, 03/20/2027	EUR	300	322
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	366
Reg. S, 0.63%, 01/21/2030	EUR	235	221
Reg. S, 0.95%, 01/20/2032	EUR	300	277
Reg. S, 1.25%, 01/21/2040	EUR	720	552
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Reg. S, 4.13%, 04/13/2033	EUR	360	416

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	234
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	111
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	16,760	679
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	706
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	17,380	627
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	274
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,332
Series 103, 2.00%, 10/13/2033	CZK	20,000	724
Series 105, 2.75%, 07/23/2029	CZK	5,810	236
Series 121, 1.20%, 03/13/2031	CZK	27,250	977
Series 125, 1.50%, 04/24/2040	CZK	8,640	259
Series 130, 0.05%, 11/29/2029	CZK	13,030	452
Series 138, 1.75%, 06/23/2032	CZK	20,400	738
Series 142, 1.95%, 07/30/2037	CZK	12,960	435
Series 148, 6.00%, 02/26/2026	CZK	5,910	262
Series 149, 5.50%, 12/12/2028	CZK	10,640	488
Series 150, 5.00%, 09/30/2030	CZK	4,140	188
Series 151, 4.90%, 04/14/2034	CZK	4,610	211
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	5,921	474
0.50%, 11/15/2027	DKK	5,478	740
0.50%, 11/15/2029	DKK	13,494	1,771
1.75%, 11/15/2025	DKK	5,460	776
4.50%, 11/15/2039	DKK	10,830	1,968
7.00%, 11/10/2024	DKK	1,470	217
Series G, 0.00%, 11/15/2031	DKK	960	117
Series G, 2.25%, 11/15/2033	DKK	3,650	524
Series TWIN, 0.00%, 11/15/2031	DKK	8,157	997
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,038
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,051
4.75%, 11/26/2027	EUR	900	1,027
Series 86, 0.24%, 10/13/2027	JPY	100,000	657
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	180
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,232
Reg. S, 0.00%, 01/20/2031	EUR	9,600	8,629
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,392
Reg. S, 0.05%, 01/18/2052	EUR	1,000	479
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,051
Reg. S, 0.63%, 10/16/2026	EUR	100	102
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,587
Reg. S, 0.70%, 01/17/2053	EUR	10,000	5,965
Reg. S, 0.75%, 05/03/2027	EUR	15,000	15,218
Reg. S, 0.88%, 04/10/2035	EUR	15,900	13,953
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,810
Reg. S, 1.38%, 05/31/2047	EUR	10,000	7,883
Reg. S, 1.45%, 09/05/2040	EUR	10,370	8,937

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,662
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,651
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,693
Reg. S, 2.38%, 04/11/2028	EUR	15,000	15,934
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,244
Reg. S, 2.75%, 08/17/2026	EUR	15,000	16,104
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,103
Reg. S, 2.88%, 02/13/2034	EUR	10,000	10,846
Reg. S, 3.00%, 12/15/2028	EUR	1,000	1,090
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,383
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 12/15/2026	EUR	10,000	9,992
Reg. S, 0.01%, 03/04/2030	EUR	2,900	2,676
Reg. S, 0.01%, 10/15/2031	EUR	7,900	6,993
Reg. S, 0.50%, 03/02/2026	EUR	5,600	5,765
Reg. S, 0.50%, 03/05/2029	EUR	6,000	5,825
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,725
Reg. S, 0.88%, 07/18/2042	EUR	1,020	763
Reg. S, 1.00%, 06/23/2027	EUR	5,000	5,095
Reg. S, 1.75%, 10/20/2045	EUR	1,050	907
Reg. S, 1.80%, 11/02/2046	EUR	10,420	9,058
Reg. S, 1.85%, 12/01/2055	EUR	180	145
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	10,350	10,474
Reg. S, 0.00%, 10/04/2028	EUR	2,300	2,198
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,193
Reg. S, 0.00%, 07/04/2031	EUR	20,000	17,768
Reg. S, 0.25%, 04/22/2036	EUR	21,900	17,328
Reg. S, 0.40%, 02/04/2037	EUR	10,000	7,915
Reg. S, 0.45%, 07/04/2041	EUR	19,800	13,797
Reg. S, 0.50%, 04/04/2025	EUR	3,575	3,751
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,527
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,715
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,459
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,125
Reg. S, 1.25%, 02/04/2043	EUR	20,000	15,860
Reg. S, 1.38%, 10/04/2029	EUR	8,000	8,053
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,678
Reg. S, 1.63%, 12/04/2029	EUR	31,600	32,163
Reg. S, 2.50%, 10/04/2052	EUR	33,000	30,674
Reg. S, 2.63%, 02/04/2048	EUR	16,000	15,716
Reg. S, 2.75%, 10/05/2026	EUR	20,000	21,495
Reg. S, 3.00%, 12/04/2034	EUR	10,000	10,876
Reg. S, 3.00%, 03/04/2053	EUR	8,000	8,219
Reg. S, 3.13%, 12/05/2028	EUR	30,000	32,890
Reg. S, 3.25%, 02/04/2050	EUR	10,000	10,852
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,357

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.38%, 04/04/2038	EUR	15,000	16,887
Reg. S, 3.38%, 10/04/2038	EUR	10,000	11,140
Reg. S, 3.38%, 11/04/2042	EUR	20,000	22,115
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,883
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	5,198	5,341
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,000	4,826
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	9,091
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	10,800	8,475
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	5,187
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,525
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	668
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,166
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,387
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,322
Export Development Canada, (Canada),
Reg. S, 0.50%, 02/25/2027	EUR	2,000	2,013
Reg. S, 2.88%, 01/19/2028	EUR	10,000	10,797
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	29,000	4,112
Series 1603, 3.33%, 02/22/2026	CNY	15,000	2,120
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,463
Series 2005, 2.93%, 03/02/2025	CNY	61,600	8,598
Series 2007, 3.26%, 02/24/2027	CNY	86,000	12,237
Series 2010, 3.23%, 03/23/2030	CNY	39,400	5,681
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,489
Series 2015, 3.43%, 10/23/2025	CNY	71,000	10,018
Series 2110, 3.38%, 07/16/2031	CNY	4,000	585
Series 2203, 2.57%, 06/10/2025	CNY	13,000	1,809
Series 2207, 2.74%, 09/05/2029	CNY	8,200	1,151
Series 2210, 3.18%, 03/11/2032	CNY	123,600	17,892
Series 2211, 2.90%, 08/19/2032	CNY	63,000	8,952
Series 2213, 2.64%, 12/05/2025	CNY	7,900	1,102
Series 2215, 2.82%, 06/17/2027	CNY	27,300	3,838
Series 2303, 2.64%, 04/14/2026	CNY	7,100	992
Series 2310, 3.10%, 02/13/2033	CNY	28,900	4,175
Export-Import Bank of Korea, (South Korea),
3.63%, 09/18/2027	EUR	500	545
5.13%, 09/18/2033		230	235
Reg. S, 8.00%, 05/15/2024	IDR	400,000	25
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2026 (e)	EUR	350	352
Reg. S, 0.00%, 09/15/2030 (e)	EUR	130	118
Reg. S, 0.13%, 09/15/2031 (e)	EUR	755	675
Reg. S, 0.13%, 04/15/2052 (e)	EUR	800	412
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	268
Reg. S, 0.50%, 04/15/2026 (e)	EUR	1,440	1,480

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	660
Reg. S, 0.50%, 09/15/2028 (e)	EUR	484	475
Reg. S, 0.50%, 09/15/2029 (e)	EUR	80	77
Reg. S, 0.50%, 04/15/2043 (e)	EUR	450	312
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	304
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	450
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	388
Reg. S, 1.38%, 04/15/2027 (e)	EUR	160	166
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,273
Reg. S, 2.63%, 07/04/2042 (e)	EUR	675	691
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,038
Reg. S, 2.75%, 04/15/2038 (e)	EUR	540	568
Reg. S, 2.95%, 04/15/2055 (e)	EUR	110	118
Reg. S, 3.00%, 09/15/2033 (e)	EUR	620	680
Reg. S, 4.00%, 07/04/2025 (e)	EUR	780	850
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	717	571
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	300	288
Reg. S, 0.75%, 08/07/2028	EUR	1,000	993
Reg. S, 2.13%, 03/08/2028	EUR	300	316
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain), Reg. S, 0.01%, 09/17/2025	EUR	100	103
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	284
Reg. S, 0.01%, 06/30/2028	EUR	180	173
0.01%, 11/05/2035	EUR	70	55
Reg. S, 0.20%, 09/03/2049	EUR	70	38
Reg. S, 0.25%, 02/18/2041	EUR	394	271
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	284
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	183
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	164
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2026 (e)	EUR	8,580	8,760
Reg. S, 0.00%, 02/25/2027 (e)	EUR	4,305	4,293
Reg. S, 0.00%, 11/25/2029 (e)	EUR	9,655	9,000
Reg. S, 0.00%, 11/25/2030 (e)	EUR	5,760	5,226
Reg. S, 0.00%, 11/25/2031 (e)	EUR	5,604	4,942
Reg. S, 0.00%, 05/25/2032 (e)	EUR	2,440	2,119
Reg. S, 0.25%, 11/25/2026 (e)	EUR	4,076	4,117
Reg. S, 0.50%, 05/25/2025 (e)	EUR	6,943	7,256
Reg. S, 0.50%, 05/25/2026 (e)	EUR	3,759	3,858
Reg. S, 0.50%, 05/25/2029 (e)	EUR	4,497	4,360
Reg. S, 0.50%, 05/25/2040 (e)	EUR	23,473	17,062
Reg. S, 0.50%, 06/25/2044 (e)	EUR	16,370	10,747
Reg. S, 0.50%, 05/25/2072 (e)	EUR	10,193	4,344
Reg. S, 0.75%, 02/25/2028 (e)	EUR	9,480	9,509
Reg. S, 0.75%, 05/25/2028 (e)	EUR	7,363	7,358

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.75%, 11/25/2028 (e)	EUR	3,737	3,703
Reg. S, 0.75%, 05/25/2052 (e)	EUR	28,018	16,606
Reg. S, 0.75%, 05/25/2053 (e)	EUR	25,653	14,864
Reg. S, 1.00%, 11/25/2025 (e)	EUR	5,760	6,012
Reg. S, 1.00%, 05/25/2027 (e)	EUR	3,898	3,990
Reg. S, 1.25%, 05/25/2034 (e)	EUR	38,554	35,878
Reg. S, 1.25%, 05/25/2036 (e)	EUR	39,257	35,116
Reg. S, 1.25%, 05/25/2038 (e)	EUR	19,022	16,323
Reg. S, 1.50%, 05/25/2031 (e)	EUR	4,923	4,919
Reg. S, 1.50%, 05/25/2050 (e)	EUR	25,447	19,189
Reg. S, 1.75%, 06/25/2039 (e)	EUR	25,435	23,201
Reg. S, 1.75%, 05/25/2066 (e)	EUR	13,658	10,063
Reg. S, 2.00%, 11/25/2032 (e)	EUR	8,910	9,075
Reg. S, 2.00%, 05/25/2048 (e)	EUR	23,128	19,928
Reg. S, 2.50%, 09/24/2026 (e)	EUR	4,688	5,017
Reg. S, 2.50%, 05/25/2030 (e)	EUR	10,141	10,861
Reg. S, 2.50%, 05/25/2043 (e)	EUR	13,622	13,259
Reg. S, 2.75%, 10/25/2027 (e)	EUR	5,509	5,953
Reg. S, 2.75%, 02/25/2029 (e)	EUR	2,400	2,600
Reg. S, 3.00%, 05/25/2033 (e)	EUR	2,080	2,286
Reg. S, 3.00%, 06/25/2049 (e)	EUR	6,056	6,306
Reg. S, 3.00%, 05/25/2054 (e)	EUR	19,893	20,313
Reg. S, 3.25%, 05/25/2045 (e)	EUR	24,430	26,622
Reg. S, 3.25%, 05/25/2055 (e)	EUR	5,366	5,718
Reg. S, 3.50%, 04/25/2026 (e)	EUR	536	585
Reg. S, 3.50%, 11/25/2033 (e)	EUR	1,485	1,695
Reg. S, 4.00%, 10/25/2038 (e)	EUR	19,791	23,768
Reg. S, 4.00%, 04/25/2055 (e)	EUR	14,101	17,308
Reg. S, 4.00%, 04/25/2060 (e)	EUR	14,661	18,275
Reg. S, 4.50%, 04/25/2041 (e)	EUR	28,225	36,049
Reg. S, 4.75%, 04/25/2035 (e)	EUR	20,645	26,196
Reg. S, 5.50%, 04/25/2029 (e)	EUR	3,037	3,709
Reg. S, 5.75%, 10/25/2032 (e)	EUR	1,029	1,359
Reg. S, 6.00%, 10/25/2025 (e)	EUR	1,290	1,452
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	219
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	131
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	580	583
Gestion Securite de Stocks Securite SA, (France),
Reg. S, 1.50%, 10/25/2027	EUR	1,000	1,018
Reg. S, 3.38%, 06/29/2030	EUR	300	328
Hellenic Republic Government Bond, (Greece),
Reg. S, 0.75%, 06/18/2031 (e)	EUR	1,750	1,600
Reg. S, 1.88%, 02/04/2035 (e)	EUR	1,400	1,289
Reg. S, 1.88%, 01/24/2052 (e)	EUR	230	169
Reg. S, 3.38%, 06/15/2034 (e)	EUR	380	410

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 3.75%, 01/30/2028	EUR	1,400	1,558
Reg. S, 3.88%, 03/12/2029 (e)	EUR	650	730
Reg. S, 4.20%, 01/30/2042	EUR	400	454
Reg. S, 4.25%, 06/15/2033 (e)	EUR	2,000	2,321
Reg. S, 4.38%, 07/18/2038 (e)	EUR	1,100	1,277
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	1,039
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	200	24
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	689
Reg. S, 2.95%, 06/07/2028	CNH	8,500	1,175
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,384
Reg. S, 3.30%, 06/07/2033	CNH	13,000	1,847
Hungary Government Bond, (Hungary),
Series 26/E, 1.50%, 04/22/2026	HUF	739,160	1,828
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	198
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	472
Series 28/B, 4.50%, 03/23/2028	HUF	73,760	186
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	205
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	438
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	660
Series 32/A, 4.75%, 11/24/2032	HUF	58,400	140
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	375
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	187
Series 38/A, 3.00%, 10/27/2038	HUF	82,470	149
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	47
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	857
Reg. S, 1.63%, 04/28/2032	EUR	1,000	882
Reg. S, 1.75%, 10/10/2027	EUR	825	833
Reg. S, 1.75%, 06/05/2035	EUR	5,000	4,137
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	263
SUB, 8.40%, 03/28/2025		1,000	1,030
SUB, 8.91%, 11/18/2024		800	818
Series HH, 8.50%, 12/01/2029		100	117
Series HK, 9.38%, 04/15/2030		500	611
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	270
Reg. S, 0.68%, 11/24/2036	EUR	100	79
Reg. S, 1.00%, 05/25/2034	EUR	300	264
Reg. S, 1.28%, 02/14/2042	EUR	100	76
Reg. S, 3.05%, 02/03/2033	EUR	100	107
Reg. S, 3.40%, 05/25/2043	EUR	100	106
Reg. S, 3.45%, 06/25/2049	EUR	100	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	11,102	11,032
1.10%, 03/12/2033	EUR	1,000	855
Reg. S, 2.15%, 07/18/2024	EUR	2,050	2,194
3.35%, 03/12/2071		200	133
Reg. S, 3.38%, 07/30/2025	EUR	7,000	7,480
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,081
4.65%, 09/20/2032		600	584
Indonesia Treasury Bond, (Indonesia),
Series 100, 6.63%, 02/15/2034	IDR	550,000	34
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	215
Series FR65, 6.63%, 05/15/2033	IDR	400,000	25
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	156
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	87
Series FR78, 8.25%, 05/15/2029	IDR	1,000,000	67
Series FR82, 7.00%, 09/15/2030	IDR	229,000	15
Series FR87, 6.50%, 02/15/2031	IDR	800,000	50
Series FR89, 6.88%, 08/15/2051	IDR	300,000	19
Series FR91, 6.38%, 04/15/2032	IDR	3,200,000	198
Series FR95, 6.38%, 08/15/2028	IDR	1,000,000	63
Series FR96, 7.00%, 02/15/2033	IDR	1,000,000	64
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	326
Instituto de Credito Oficial, (Spain),
Reg. S, 0.00%, 04/30/2027	EUR	1,000	984
Reg. S, 2.65%, 01/31/2028	EUR	100	106
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	1,125	1,122
Zero Coupon, 07/15/2029		63	49
Zero Coupon, 10/31/2030		1,000	732
0.10%, 09/17/2035	EUR	11,475	9,087
Reg. S, 0.20%, 01/21/2061	EUR	1,000	415
0.25%, 09/23/2027	GBP	2,900	3,203
0.25%, 05/21/2029	EUR	600	572
0.38%, 07/28/2025		50	47
0.50%, 10/28/2025		2,100	1,964
0.50%, 06/21/2035	EUR	50	42
0.65%, 02/10/2026		750	695
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,353
1.00%, 12/21/2029	GBP	2,000	2,143
1.20%, 08/08/2034	EUR	9,000	8,324
1.63%, 01/15/2025		475	462
2.14%, 02/04/2041		500	319
(SOFR Compounded Index + 0.26%), 2.33%, 05/31/2026 (aa)		1,000	949
2.90%, 01/19/2033	EUR	7,000	7,636
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	101
Reg. S, 3.25%, 03/10/2031	EUR	300	334

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	1,577	1,402
Reg. S, 0.20%, 05/15/2027	EUR	1,290	1,290
Reg. S, 0.20%, 10/18/2030	EUR	1,111	1,029
Reg. S, 0.35%, 10/18/2032	EUR	290	259
Reg. S, 0.40%, 05/15/2035	EUR	300	251
Reg. S, 0.55%, 04/22/2041	EUR	385	283
Reg. S, 0.90%, 05/15/2028	EUR	412	416
Reg. S, 1.00%, 05/15/2026	EUR	720	748
Reg. S, 1.10%, 05/15/2029	EUR	1,387	1,392
Reg. S, 1.30%, 05/15/2033	EUR	1,230	1,182
Reg. S, 1.35%, 03/18/2031	EUR	365	364
Reg. S, 1.50%, 05/15/2050	EUR	1,163	914
Reg. S, 1.70%, 05/15/2037	EUR	800	754
Reg. S, 2.00%, 02/18/2045	EUR	685	628
Reg. S, 2.40%, 05/15/2030	EUR	1,000	1,068
Reg. S, 2.60%, 10/18/2034	EUR	350	372
Reg. S, 3.00%, 10/18/2043	EUR	740	805
Israel Government AID Bond, (Israel),
5.50%, 09/18/2033		25	27
Series 2, Zero Coupon, 11/01/2024		749	725
Israel Government Bond - Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	87
Series 327, 2.00%, 03/31/2027	ILS	800	205
Series 330, 1.00%, 03/31/2030	ILS	1,200	273
Series 537, 1.50%, 05/31/2037	ILS	305	59
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,493
Reg. S, 1.50%, 01/18/2027	EUR	2,000	2,002
Reg. S, 2.50%, 01/16/2049	EUR	825	676
2.75%, 07/03/2030		400	344
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 3.60%, 09/29/2025	EUR	530	574
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	500	524
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	470	509
Series 3Y, Reg. S, 3.80%, 04/15/2026	EUR	3,000	3,273
Series 3Y, Reg. S, 3.85%, 09/15/2026	EUR	1,800	1,972
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	4,060	4,111
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,457
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,411
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	2,370	2,410
Series 5Y, Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,080	2,202
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	660	701
Series 5Y, Reg. S, 3.80%, 08/01/2028	EUR	450	498
Series 5Y, Reg. S, 4.10%, 02/01/2029	EUR	1,145	1,285
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	7,332
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	1,360	1,289
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	4,074	3,938
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	1,440	1,445
Series 7Y, Reg. S, 1.45%, 05/15/2025	EUR	2,813	2,970
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	581

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 7Y, Reg. S, 2.80%, 06/15/2029	EUR	230	243
Series 7Y, Reg. S, 3.50%, 02/15/2031 (e)	EUR	850	924
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	1,984
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	1,500	1,669
Series 7Y, Reg. S, 4.00%, 11/15/2030	EUR	1,550	1,736
Series 8Y, Reg. S, 0.85%, 01/15/2027	EUR	4,975	5,045
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	1,460	1,481
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	1,770	1,988
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	2,294	2,034
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	910	851
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	2,855	2,577
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	3,305	2,941
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	1,457	1,498
Series 10Y, Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,710
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	1,820	1,900
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	124	120
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	2,552	2,644
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,735
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	1,927	2,023
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,613
Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	3,430	3,647
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	1,946	2,080
Series 10Y, Reg. S, 3.85%, 07/01/2034	EUR	800	876
Series 10Y, Reg. S, 4.20%, 03/01/2034	EUR	1,950	2,203
Series 10Y, Reg. S, 4.35%, 11/01/2033	EUR	550	629
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	3,290	3,786
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	2,707	2,479
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	3,150	3,047
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	800	888
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	2,770	2,729
Series 15Y, Reg. S, 4.15%, 10/01/2039 (e)	EUR	450	494
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	1,720	1,977
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	3,214	2,469
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	2,229	1,876
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,490	3,504
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,711
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,149
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	2,246	2,130
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,134	1,955
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	2,822	2,728
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,450	2,768
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	3,104	2,454
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	1,622	1,572
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	2,779
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	1,271	934
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	1,670	1,733
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	1,515	1,722
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,070
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	1,355	1,609

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	2,267	1,525
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,350	1,167
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,926	1,835
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	2,815	2,754
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,444
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,205	2,598
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,162
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	560	675
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,116
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,584
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	1,753	2,209
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,323	1,595
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	1,611	1,126
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	680	461
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	1,055	860
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	1,442	1,154
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		500	472
3.13%, 02/15/2028	EUR	1,000	1,082
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	715
Series 75, 1.96%, 09/19/2031	JPY	100,000	722
Series 271, 0.02%, 03/31/2026	JPY	30,000	197
Japan Finance Corp., (Japan), Series 57, 0.00%, 10/17/2025	JPY	20,000	132
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.01%, 02/02/2028	EUR	400	384
Reg. S, 0.05%, 02/12/2027	EUR	500	494
Reg. S, 0.63%, 09/02/2025		1,000	937
Series 69, 0.48%, 02/28/2025	JPY	100,000	662
Series 2022, 2.32%, 06/18/2027	JPY	20,000	140
Japan Government Five Year Bond, (Japan),
Series 143, 0.10%, 03/20/2025	JPY	15,700	104
Series 144, 0.10%, 06/20/2025	JPY	347,000	2,293
Series 146, 0.10%, 12/20/2025	JPY	122,000	805
Series 148, 0.01%, 06/20/2026	JPY	459,750	3,025
Series 149, 0.01%, 09/20/2026	JPY	10,000	66
Series 150, 0.01%, 12/20/2026	JPY	77,150	507
Series 151, 0.01%, 03/20/2027	JPY	208,000	1,366
Series 153, 0.01%, 06/20/2027	JPY	459,600	3,015
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	767
Series 3, 2.20%, 03/20/2050	JPY	505,350	3,721
Series 6, 1.90%, 03/20/2053	JPY	650	4
Series 7, 1.70%, 03/20/2054	JPY	7,050	46
Series 8, 1.40%, 03/20/2055	JPY	14,350	87
Series 9, 0.40%, 03/20/2056	JPY	17,800	79
Series 10, 0.90%, 03/20/2057	JPY	15,050	78
Series 11, 0.80%, 03/20/2058	JPY	5,000	25
Series 12, 0.50%, 03/20/2059	JPY	10,000	44
Series 13, 0.50%, 03/20/2060	JPY	8,000	35
Series 15, 1.00%, 03/20/2062	JPY	44,850	228
Series 16, 1.30%, 03/20/2063	JPY	3,700	21

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Japan Government Ten Year Bond, (Japan),
Series 343, 0.10%, 06/20/2026	JPY	202,900	1,338
Series 344, 0.10%, 09/20/2026	JPY	131,500	867
Series 345, 0.10%, 12/20/2026	JPY	21,950	145
Series 349, 0.10%, 12/20/2027	JPY	59,700	392
Series 357, 0.10%, 12/20/2029	JPY	266,250	1,731
Series 358, 0.10%, 03/20/2030	JPY	90,300	586
Series 359, 0.10%, 06/20/2030	JPY	35,000	227
Series 360, 0.10%, 09/20/2030	JPY	53,450	346
Series 361, 0.10%, 12/20/2030	JPY	201,300	1,300
Series 362, 0.10%, 03/20/2031	JPY	10,000	64
Series 363, 0.10%, 06/20/2031	JPY	310,050	1,993
Series 364, 0.10%, 09/20/2031	JPY	265,000	1,698
Series 365, 0.10%, 12/20/2031	JPY	45,000	288
Series 366, 0.20%, 03/20/2032	JPY	465,100	2,990
Series 367, 0.20%, 06/20/2032	JPY	6,000	38
Series 368, 0.20%, 09/20/2032	JPY	59,250	379
Series 369, 0.50%, 12/20/2032	JPY	15,000	98
Series 370, 0.50%, 03/20/2033	JPY	16,250	106
Series 371, 0.40%, 06/20/2033	JPY	30,000	194
Series 372, 0.80%, 09/20/2033	JPY	32,000	214
Series 373, 0.60%, 12/20/2033	JPY	29,400	192
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	722
Series 21, 2.30%, 12/20/2035	JPY	704,850	5,395
Series 22, 2.50%, 03/20/2036	JPY	116,250	908
Series 24, 2.50%, 09/20/2036	JPY	46,950	368
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,445
Series 34, 2.20%, 03/20/2041	JPY	23,000	173
Series 40, 1.80%, 09/20/2043	JPY	5,450	38
Series 44, 1.70%, 09/20/2044	JPY	14,000	96
Series 47, 1.60%, 06/20/2045	JPY	10,000	67
Series 61, 0.70%, 12/20/2048	JPY	2,550	14
Series 66, 0.40%, 03/20/2050	JPY	302,300	1,470
Series 67, 0.60%, 06/20/2050	JPY	50,000	256
Series 68, 0.60%, 09/20/2050	JPY	121,500	619
Series 71, 0.70%, 06/20/2051	JPY	118,600	615
Series 73, 0.70%, 12/20/2051	JPY	8,000	41
Series 74, 1.00%, 03/20/2052	JPY	114,000	635
Series 75, 1.30%, 06/20/2052	JPY	10,000	60
Series 76, 1.40%, 09/20/2052	JPY	3,000	18
Series 77, 1.60%, 12/20/2052	JPY	41,500	267
Series 78, 1.40%, 03/20/2053	JPY	6,000	37
Series 80, 1.80%, 09/20/2053	JPY	11,800	79
Series 81, 1.60%, 12/20/2053	JPY	10,000	64
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,499
Series 81, 2.00%, 09/20/2025	JPY	10,100	69
Series 105, 2.10%, 09/20/2028	JPY	214,950	1,531
Series 117, 2.10%, 03/20/2030	JPY	38,000	276
Series 118, 2.00%, 06/20/2030	JPY	6,800	49
Series 122, 1.80%, 09/20/2030	JPY	924,000	6,639

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 140, 1.70%, 09/20/2032	JPY	163,950	1,183
Series 142, 1.80%, 12/20/2032	JPY	10,900	79
Series 143, 1.60%, 03/20/2033	JPY	4,800	34
Series 148, 1.50%, 03/20/2034	JPY	55,550	394
Series 151, 1.20%, 12/20/2034	JPY	6,500	45
Series 153, 1.30%, 06/20/2035	JPY	10,000	69
Series 163, 0.60%, 12/20/2037	JPY	5,000	31
Series 164, 0.50%, 03/20/2038	JPY	4,500	28
Series 165, 0.50%, 06/20/2038	JPY	3,450	21
Series 167, 0.50%, 12/20/2038	JPY	12,050	73
Series 168, 0.40%, 03/20/2039	JPY	15,500	92
Series 172, 0.40%, 03/20/2040	JPY	145,000	845
Series 173, 0.40%, 06/20/2040	JPY	125,000	726
Series 175, 0.50%, 12/20/2040	JPY	80,000	468
Series 176, 0.50%, 03/20/2041	JPY	173,050	1,008
Series 177, 0.40%, 06/20/2041	JPY	40,000	228
Series 178, 0.50%, 09/20/2041	JPY	410,950	2,368
Series 179, 0.50%, 12/20/2041	JPY	55,000	316
Series 180, 0.80%, 03/20/2042	JPY	133,000	802
Series 183, 1.40%, 12/20/2042	JPY	35,000	232
Series 184, 1.10%, 03/20/2043	JPY	13,650	86
Series 185, 1.10%, 06/20/2043	JPY	14,000	88
Series 186, 1.50%, 09/20/2043	JPY	31,650	211
Series 187, 1.30%, 12/20/2043	JPY	16,000	103
Japan Government Two Year Bond, (Japan),
Series 449, 0.01%, 06/01/2025	JPY	25,000	165
Series 450, 0.01%, 07/01/2025	JPY	32,250	213
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,358
Series 108, 1.43%, 06/18/2027	JPY	100,000	683
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026	JPY	200,000	1,314
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030	JPY	106,412	769
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	416
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	57
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	353
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	580	748
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	1,580	1,945
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	1,865	2,073
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	342	402
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	663	770
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,988	3,267
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	2,159	2,261
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	1,497	1,438
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	1,740	1,624
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,464
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,967	1,552
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	1,021	841
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	970	986
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	617	524
Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	600	537
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	3,082	3,087

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,674	2,544
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	2,254	2,231
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	1,056	824
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	1,501	1,386
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	1,285	905
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	3,496	3,435
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	1,377	1,214
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	628	292
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,880	1,674
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	2,045	1,428
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	200	207
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	1,700	1,864
Series 98, Reg. S, 3.30%, 06/22/2054 (e)	EUR	530	567
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	379	421
Series 100, Reg. S, 2.85%, 10/22/2034 (e)	EUR	450	484
Series 101, Reg. S, 3.50%, 06/22/2055 (e)	EUR	450	497
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	7,200	6,687
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,230
Reg. S, 0.88%, 05/24/2027	EUR	500	506
Kommunekredit, (Denmark),
0.00%, 11/17/2029	EUR	800	742
Reg. S, 0.01%, 05/04/2034	EUR	500	407
Reg. S, 0.50%, 01/24/2025	EUR	460	484
Reg. S, 2.38%, 09/15/2032	EUR	4,000	4,194
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,536
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	274
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	453
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	256
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	353
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	179
2.63%, 09/08/2027	EUR	6,500	6,852
6.00%, 01/22/2025	IDR	15,000,000	938
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	749
Korea Housing Finance Corp., (South Korea),
Reg. S, 0.26%, 10/27/2028	EUR	1,900	1,803
Reg. S, 1.96%, 07/19/2026	EUR	1,800	1,881
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	331
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	330
Reg. S, 0.26%, 07/30/2027	CHF	300	318
Korea Treasury Bond, (South Korea),
Series 2409, 1.38%, 09/10/2024	KRW	420,550	310
Series 2603, 1.25%, 03/10/2026	KRW	145,000	103
Series 2612, 1.50%, 12/10/2026	KRW	569,490	403
Series 2803, 3.25%, 03/10/2028	KRW	110,000	82
Series 2806, 2.63%, 06/10/2028	KRW	50,000	36
Series 2903, 3.25%, 03/10/2029	KRW	75,000	56

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 3006, 1.38%, 06/10/2030	KRW	160,000	106
Series 3106, 2.00%, 06/10/2031	KRW	491,310	333
Series 3112, 2.38%, 12/10/2031	KRW	60,920	42
Series 3212, 4.25%, 12/10/2032	KRW	100,000	79
Series 3306, 3.25%, 06/10/2033	KRW	160,000	118
Series 3312, 4.13%, 12/10/2033	KRW	24,390	19
Series 4009, 1.50%, 09/10/2040	KRW	277,980	158
Series 4209, 3.25%, 09/10/2042	KRW	135,980	99
Series 4212, 3.00%, 12/10/2042	KRW	70,000	49
Series 4903, 2.00%, 03/10/2049	KRW	14,620	8
Series 5003, 1.50%, 03/10/2050	KRW	587,880	299
Series 5103, 1.88%, 03/10/2051	KRW	60,000	33
Series 5303, 3.25%, 03/10/2053	KRW	151,170	112
Series 5309, 3.63%, 09/10/2053	KRW	79,440	63
Series 5403, 3.25%, 03/10/2054	KRW	45,000	33
Series 7009, 1.63%, 09/10/2070	KRW	72,350	33
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	452
Reg. S, 0.05%, 09/06/2029	EUR	400	374
Reg. S, 0.25%, 02/25/2032	EUR	100	89
Reg. S, 0.38%, 12/17/2025	GBP	5,000	5,865
Reg. S, 1.25%, 02/23/2033	EUR	200	189
Reg. S, 2.75%, 02/02/2034	EUR	300	320
Reg. S, 2.88%, 01/18/2028	EUR	1,000	1,080
Reg. S, 3.00%, 09/25/2028	EUR	200	218
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	198
Reg. S, 0.13%, 11/19/2040	EUR	100	68
Reg. S, 0.63%, 01/27/2026	EUR	380	392
Reg. S, 3.00%, 06/27/2033	EUR	200	222
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	447
Reg. S, 0.05%, 08/06/2040	EUR	200	134
Reg. S, 0.10%, 01/18/2030	EUR	635	590
Reg. S, 0.13%, 11/24/2045	EUR	90	53
Reg. S, 0.15%, 02/22/2036	EUR	100	79
Reg. S, 0.63%, 02/05/2029	EUR	800	782
Reg. S, 0.63%, 01/26/2052	EUR	200	119
Reg. S, 1.63%, 08/02/2032	EUR	180	178
Reg. S, 3.00%, 03/13/2054	EUR	100	107
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	223
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	234
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	102
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	53
Series 546, 2.75%, 02/14/2033	EUR	140	151
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	239
Reg. S, 0.13%, 01/13/2051	EUR	100	50
0.50%, 03/02/2029	EUR	600	582
Reg. S, 3.00%, 11/15/2028	EUR	100	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	85
Reg. S, 1.13%, 05/30/2028	EUR	390	388
Reg. S, 1.38%, 05/16/2036	EUR	110	92
Reg. S, 1.88%, 02/19/2049	EUR	100	76
Reg. S, 3.50%, 01/17/2028	EUR	650	711
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	511
Reg. S, 4.50%, 12/07/2038	GBP	110	140
5.10%, 03/07/2051	GBP	50	68
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	73
Reg. S, 0.50%, 07/28/2050	EUR	210	111
Reg. S, 0.75%, 05/06/2030	EUR	440	406
Reg. S, 0.95%, 05/26/2027	EUR	500	500
Reg. S, 2.13%, 06/01/2032	EUR	210	205
Reg. S, 3.88%, 06/14/2033	EUR	350	389
Malaysia Government Bond, (Malaysia),
Series 119, 3.91%, 07/15/2026	MYR	500	107
Series 120, 4.07%, 06/15/2050	MYR	100	21
Series 122, 3.58%, 07/15/2032	MYR	210	43
Series 123, 4.46%, 03/31/2053	MYR	100	22
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,410
Series 417, 3.90%, 11/16/2027	MYR	500	107
Series 519, 3.76%, 05/22/2040	MYR	640	131
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	810	175
Series 122, 4.19%, 10/07/2032	MYR	140	30
Series 222, 5.36%, 05/15/2052	MYR	20	5
Series 417, 4.90%, 05/08/2047	MYR	271	63
Series 617, 4.72%, 06/15/2033	MYR	505	114
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	700	800
7.30%, 12/23/2025	EUR	500	575
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	967
Series M, 7.75%, 05/29/2031	MXN	12,000	663
Series M, 7.75%, 11/13/2042	MXN	2,000	102
Series M, 8.50%, 05/31/2029	MXN	1,000	58
Series M, 8.50%, 11/18/2038	MXN	2,000	112
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,109
1.35%, 09/18/2027	EUR	3,075	3,080
1.45%, 10/25/2033	EUR	7,000	5,909
1.63%, 04/08/2026	EUR	200	207
1.75%, 04/17/2028	EUR	2,000	2,001
2.13%, 10/25/2051	EUR	2,200	1,410
3.00%, 03/06/2045	EUR	825	686
Reg. S, 3.38%, 02/23/2031	EUR	3,000	3,116
3.50%, 02/12/2034		850	707
3.75%, 04/19/2071		200	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,970
4.40%, 02/12/2052		400	305
4.49%, 05/25/2032	EUR	4,900	5,373
4.50%, 04/22/2029		200	193
4.60%, 02/10/2048		250	201
Reg. S, 5.63%, 03/19/2114	GBP	800	779
5.75%, 10/12/2110		80	70
6.00%, 05/07/2036		3,481	3,484
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	795
Reg. S, 1.00%, 01/23/2051	EUR	100	62
Reg. S, 1.38%, 11/21/2033	EUR	500	463
Reg. S, 1.50%, 07/12/2038	EUR	100	86
Reg. S, 1.50%, 04/11/2044	EUR	100	77
Reg. S, 3.00%, 10/12/2032	EUR	100	107
Reg. S, 3.25%, 01/12/2043	EUR	200	209
Reg. S, 4.00%, 09/26/2042	EUR	300	347
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	142
2.55%, 10/09/2029	CAD	300	206
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	819
Reg. S, 0.05%, 01/28/2030	EUR	374	345
Reg. S, 0.38%, 09/28/2046	EUR	269	163
Reg. S, 0.63%, 02/06/2029	EUR	500	486
Reg. S, 0.75%, 10/04/2041	EUR	200	146
Reg. S, 1.00%, 03/01/2028	EUR	300	301
Reg. S, 1.25%, 05/27/2036	EUR	140	124
Reg. S, 1.50%, 04/27/2038	EUR	440	393
Reg. S, 1.50%, 06/15/2039	EUR	160	140
Reg. S, 2.63%, 01/10/2034	EUR	200	211
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,077
5.20%, 03/31/2025	CAD	1,000	742
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2026 (e)	EUR	1,100	1,127
Reg. S, 0.00%, 01/15/2027 (e)	EUR	670	672
Reg. S, 0.00%, 01/15/2029 (e)	EUR	1,980	1,897
Reg. S, 0.00%, 07/15/2030 (e)	EUR	1,014	937
Reg. S, 0.00%, 07/15/2031 (e)	EUR	1,827	1,648
Reg. S, 0.00%, 01/15/2038 (e)	EUR	1,332	995
Reg. S, 0.00%, 01/15/2052 (e)	EUR	1,594	849
Reg. S, 0.25%, 07/15/2025 (e)	EUR	1,934	2,012
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	768
Reg. S, 0.50%, 07/15/2026 (e)	EUR	2,240	2,298
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	1,981
Reg. S, 0.50%, 01/15/2040 (e)	EUR	1,920	1,496
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,913	1,947
Reg. S, 0.75%, 07/15/2028 (e)	EUR	2,880	2,887
Reg. S, 2.00%, 01/15/2054 (e)	EUR	990	926
Reg. S, 2.50%, 01/15/2030 (e)	EUR	600	647
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,288	2,463

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.50%, 07/15/2033 (e)	EUR	1,299	1,395
Reg. S, 2.50%, 07/15/2034 (e)	EUR	400	428
Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,997	2,188
Reg. S, 3.25%, 01/15/2044 (e)	EUR	500	585
Reg. S, 3.75%, 01/15/2042 (e)	EUR	1,842	2,281
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,202
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,627
New South Wales Treasury Corp., (Australia),
Reg. S, 1.75%, 03/20/2034	AUD	40	20
Reg. S, 2.00%, 03/20/2031	AUD	200	113
Reg. S, 2.00%, 03/08/2033	AUD	100	53
Reg. S, 2.50%, 11/22/2032	AUD	50	28
Reg. S, 3.00%, 02/20/2030	AUD	340	209
New Zealand Government Bond, (New Zealand),
Series 429, 3.00%, 04/20/2029	NZD	110	62
Series 528, 0.25%, 05/15/2028	NZD	880	445
Series 530, 4.50%, 05/15/2030	NZD	30	18
Series 531, 1.50%, 05/15/2031	NZD	20	10
Series 532, 2.00%, 05/15/2032	NZD	80	40
Series 534, 4.25%, 05/15/2034	NZD	50	29
Series 551, 2.75%, 05/15/2051	NZD	40	16
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	250	102
3.50%, 04/14/2033	NZD	300	158
Northern Territory Treasury Corp., (Australia), Reg. S, 2.00%, 04/21/2031	AUD	300	167
Norway Government Bond, (Norway),
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	6,500	585
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	397
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	268
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	6,510	564
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	256
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	571
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	7,444	583
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	5,867	485
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	1,280	121
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	6,100	536
Series 487, Reg. S, 3.63%, 04/13/2034 (e)	NOK	5,850	541
OMERS Finance Trust, (Canada),
0.45%, 05/13/2025 (e)	EUR	250	260
Reg. S, 0.45%, 05/13/2025	EUR	3,200	3,334
5.50%, 11/15/2033 (e)		700	736
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031	CAD	1,500	826
Ontario Teachers' Finance Trust, (Canada),
Reg. S, 0.10%, 05/19/2028	EUR	100	95
Reg. S, 0.50%, 05/06/2025	EUR	6,700	6,986
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,222
Reg. S, 1.85%, 05/03/2032	EUR	10,000	9,777
Reg. S, 3.30%, 10/05/2029	EUR	800	870
Panama Government International Bond, (Panama),
3.30%, 01/19/2033		200	155
4.50%, 01/19/2063		400	262

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Peruvian Government International Bond, (Peru),
1.25%, 03/11/2033	EUR	2,000	1,708
Reg. S, 1.95%, 11/17/2036	EUR	1,000	830
Reg. S, 2.75%, 01/30/2026	EUR	825	872
2.78%, 01/23/2031		110	94
3.00%, 01/15/2034		570	467
3.23%, 07/28/2121		25	14
3.55%, 03/10/2051		75	54
Reg. S, 6.90%, 08/12/2037	PEN	1,000	255
Philippine Government International Bond, (Philippines),
1.20%, 04/28/2033	EUR	5,000	4,316
1.75%, 04/28/2041	EUR	1,000	756
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	1,092	987
Reg. S, 0.48%, 10/18/2030 (e)	EUR	182	171
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,675	1,696
Reg. S, 0.90%, 10/12/2035 (e)	EUR	861	736
Reg. S, 1.00%, 04/12/2052 (e)	EUR	530	323
Reg. S, 1.15%, 04/11/2042 (e)	EUR	395	301
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,196
Reg. S, 1.95%, 06/15/2029 (e)	EUR	1,803	1,884
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,287	1,365
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,500	1,614
Reg. S, 2.88%, 07/21/2026 (e)	EUR	1,710	1,848
Reg. S, 3.50%, 06/18/2038 (e)	EUR	450	499
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,176
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	993
Reg. S, 4.10%, 02/15/2045 (e)	EUR	910	1,081
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	541
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	1,306	1,326
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	168
2.20%, 06/01/2026	CAD	600	425
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	226
7.25%, 09/01/2036		300	362
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	350
Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	127
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,669
Reg. S, 0.25%, 12/15/2026	GBP	1,900	2,138
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,670
Reg. S, 0.38%, 04/08/2027	EUR	1,000	997
Reg. S, 0.63%, 04/17/2025	EUR	400	419
Reg. S, 0.88%, 01/21/2025	EUR	1,000	1,055
5.60%, 06/02/2035	CAD	300	249
Province of Quebec Canada, (Canada),
Reg. S, 0.00%, 10/15/2029	EUR	1,000	920
Reg. S, 0.25%, 05/05/2031	EUR	8,000	7,168
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,687
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,538

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 0.88%, 07/05/2028	EUR	1,025	1,015
3.50%, 12/01/2045	CAD	200	130
4.50%, 09/08/2033		610	604
Series PD, 7.50%, 09/15/2029		100	114
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	247
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	600	329
Reg. S, 2.00%, 08/22/2033 (e)	AUD	70	37
Reg. S, 5.25%, 07/21/2036 (e)	AUD	40	27
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	251
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	1,200	1,094
Regie Autonome des Transports Parisiens EPIC, (France),
Reg. S, 0.35%, 06/20/2029	EUR	500	470
Reg. S, 0.38%, 06/15/2024	EUR	300	321
Reg. S, 0.40%, 12/19/2036	EUR	1,006	892
Reg. S, 0.88%, 05/25/2027	EUR	100	101
Reg. S, 1.88%, 05/25/2032	EUR	100	98
Reg. S, 3.25%, 04/11/2033	EUR	100	108
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	191
Reg. S, 0.50%, 06/14/2025	EUR	200	208
Reg. S, 0.63%, 04/23/2027	EUR	200	200
Reg. S, 2.23%, 07/19/2032	EUR	200	201
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	304
Reg. S, 0.38%, 10/22/2031	EUR	100	88
Reg. S, 0.50%, 06/22/2037	EUR	100	75
Reg. S, 1.05%, 06/22/2040	EUR	100	75
Reg. S, 1.25%, 05/03/2034	EUR	200	179
Reg. S, 1.38%, 04/06/2032	EUR	200	189
Reg. S, 3.00%, 12/06/2030	EUR	200	214
Reg. S, 3.25%, 06/22/2033	EUR	400	432
Reg. S, 3.50%, 03/15/2043	EUR	100	106
Reg. S, 3.75%, 04/22/2039	EUR	100	111
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 04/20/2025 (e)	EUR	1,300	1,355
Reg. S, 0.00%, 10/20/2028 (e)	EUR	490	469
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,178	1,088
Reg. S, 0.00%, 02/20/2031 (e)	EUR	2,094	1,879
Reg. S, 0.00%, 10/20/2040 (e)	EUR	460	305
Reg. S, 0.25%, 10/20/2036 (e)	EUR	1,450	1,129
Reg. S, 0.50%, 04/20/2027 (e)	EUR	1,100	1,109
Reg. S, 0.50%, 02/20/2029 (e)	EUR	1,219	1,186
Reg. S, 0.70%, 04/20/2071 (e)	EUR	601	301
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,025
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,748
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,362	870
Reg. S, 0.85%, 06/30/2120 (e)	EUR	300	152
Reg. S, 0.90%, 02/20/2032 (e)	EUR	1,890	1,774
Reg. S, 1.20%, 10/20/2025 (e)	EUR	1,760	1,845

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.50%, 02/20/2047 (e)	EUR	895	726
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	126
Reg. S, 1.85%, 05/23/2049 (e)	EUR	820	703
Reg. S, 2.00%, 07/15/2026 (e)	EUR	270	286
Reg. S, 2.10%, 09/20/2117 (e)	EUR	756	629
Reg. S, 2.40%, 05/23/2034 (e)	EUR	1,023	1,063
Reg. S, 2.90%, 05/23/2029 (e)	EUR	650	710
Reg. S, 2.90%, 02/20/2033 (e)	EUR	930	1,011
Reg. S, 2.90%, 02/20/2034 (e)	EUR	450	489
Reg. S, 3.15%, 06/20/2044 (e)	EUR	848	933
Reg. S, 3.15%, 10/20/2053 (e)	EUR	450	494
Reg. S, 3.80%, 01/26/2062 (e)	EUR	440	554
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,445	1,761
Reg. S, 4.85%, 03/15/2026 (e)	EUR	461	515
Reg. S, 6.25%, 07/15/2027	EUR	783	935
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	162
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,855
2.88%, 10/17/2029		200	177
3.88%, 05/06/2051		200	142
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)	EUR	1,000	1,115
Reg. S, 5.13%, 07/31/2024	EUR	400	433
5.20%, 07/31/2034	EUR	200	238
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,366
Republic of Poland Government Bond, (Poland),
Series 425, 0.75%, 04/25/2025	PLN	1,810	433
Series 428, 2.75%, 04/25/2028	PLN	6,310	1,440
Series 429, 5.75%, 04/25/2029	PLN	4,630	1,179
Series 432, 1.75%, 04/25/2032	PLN	6,023	1,156
Series 447, 4.00%, 04/25/2047	PLN	373	75
Series 725, 3.25%, 07/25/2025	PLN	4,160	1,016
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,151
Series 727, 2.50%, 07/25/2027	PLN	8,450	1,947
Series 728, 7.50%, 07/25/2028	PLN	6,150	1,667
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,338
Series 1029, 2.75%, 10/25/2029	PLN	3,773	832
Series 1030, 1.25%, 10/25/2030	PLN	5,923	1,155
Series 1033, 6.00%, 10/25/2033	PLN	2,880	750
Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 02/10/2025	EUR	160	167
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,923
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,885
Reg. S, 1.38%, 10/22/2027	EUR	6,000	6,125
Reg. S, 2.00%, 03/08/2049	EUR	53	40
Reg. S, 2.38%, 01/18/2036	EUR	1,000	945
Reg. S, 2.75%, 05/25/2032	EUR	3,000	3,083
Reg. S, 4.25%, 02/14/2043	EUR	5,000	5,596
Reg. S, 5.25%, 01/20/2025	EUR	1,000	1,089

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Romania Government Bond, (Romania),
Series 5Y, 3.25%, 06/24/2026	RON	2,215	454
Series 5Y, 3.65%, 07/28/2025	RON	9,970	2,099
Series 5Y, 4.25%, 04/28/2036	RON	1,215	213
Series 6Y, 8.75%, 10/30/2028	RON	5,850	1,392
Series 7Y, 2.50%, 10/25/2027	RON	1,350	259
Series 8Y, 4.15%, 01/26/2028	RON	1,930	390
Series 10YR, 4.15%, 10/24/2030	RON	3,055	584
Series 10Y, 6.70%, 02/25/2032	RON	3,130	686
Series 10Y, 8.25%, 09/29/2032	RON	3,330	799
Series 15Y, 7.90%, 02/24/2038	RON	1,650	398
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,794
Reg. S, 1.75%, 07/13/2030	EUR	1,000	885
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,240
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,640
Reg. S, 2.13%, 03/07/2028	EUR	3,000	2,971
Reg. S, 2.38%, 04/19/2027	EUR	2,000	2,052
Reg. S, 2.63%, 12/02/2040	EUR	1,000	735
Reg. S, 2.75%, 10/29/2025	EUR	6,000	6,352
Reg. S, 2.75%, 02/26/2026	EUR	15	16
Reg. S, 2.75%, 04/14/2041	EUR	800	588
Reg. S, 2.88%, 10/28/2024	EUR	1,475	1,579
Reg. S, 2.88%, 04/13/2042	EUR	1,000	736
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,215
Reg. S, 3.38%, 01/28/2050	EUR	1,265	959
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,864
Reg. S, 3.75%, 02/07/2034	EUR	1,000	946
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,653
Reg. S, 4.13%, 03/11/2039	EUR	10,000	9,188
Reg. S, 4.63%, 04/03/2049	EUR	2,000	1,867
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,104
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,331
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	2,200	2,177
Reg. S, 2.00%, 07/09/2039	EUR	1,200	988
5.75%, 01/16/2054 (e)		2,645	2,613
SFIL SA, (France),
Reg. S, 0.05%, 06/04/2029	EUR	1,300	1,205
Reg. S, 1.50%, 03/05/2032	EUR	300	288
Reg. S, 2.88%, 01/18/2028	EUR	1,000	1,071
Singapore Government Bond, (Singapore),
1.63%, 07/01/2031	SGD	50	33
1.88%, 03/01/2050	SGD	53	31
2.13%, 06/01/2026	SGD	134	97
2.38%, 07/01/2039	SGD	40	27

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
2.75%, 04/01/2042	SGD	30	21
2.75%, 03/01/2046	SGD	80	57
2.88%, 07/01/2029	SGD	150	110
2.88%, 09/01/2030	SGD	1,215	889
Reg. S, 3.00%, 08/01/2072	SGD	20	15
3.38%, 09/01/2033	SGD	340	257
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	877
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	140
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	460	352
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	695
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	99	74
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	393
Series 238, Reg. S, 0.25%, 05/14/2025	EUR	690	716
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	649
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	159
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	279
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	162
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	80	90
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	840	916
Series 246, Reg. S, 4.00%, 02/23/2043	EUR	160	177
Series 247, Reg. S, 3.63%, 06/08/2033	EUR	95	104
Slovenia Government Bond, (Slovenia),
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	527
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	110
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	166
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	134
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	212	186
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	504
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	548
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	183
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	190	103
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	56
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	860
Series RS93, Reg. S, 3.00%, 03/10/2034	EUR	260	278
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	195
Reg. S, 1.00%, 11/09/2031	EUR	300	278
Reg. S, 1.13%, 05/19/2027	EUR	500	508
Reg. S, 1.13%, 05/25/2030	EUR	500	482
Reg. S, 1.50%, 05/29/2037	EUR	300	260
Reg. S, 2.00%, 11/12/2026	CHF	300	339
Reg. S, 2.00%, 02/05/2048	EUR	100	79
Reg. S, 2.25%, 12/20/2047	EUR	100	84
4.70%, 06/01/2035	CAD	100	76
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,451
Reg. S, 5.00%, 10/10/2033	EUR	200	247
Reg. S, 5.00%, 03/11/2052	GBP	145	182
Reg. S, 5.25%, 12/07/2028	GBP	300	393

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Societe Des Grands Projets EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	700	622
Reg. S, 0.30%, 09/02/2036	EUR	200	151
Reg. S, 0.70%, 10/15/2060	EUR	300	134
Reg. S, 0.88%, 05/10/2046	EUR	100	65
Reg. S, 1.00%, 11/26/2051	EUR	200	119
Reg. S, 1.13%, 10/22/2028	EUR	700	697
Reg. S, 1.13%, 05/25/2034	EUR	200	178
Reg. S, 1.70%, 05/25/2050	EUR	300	223
Reg. S, 3.50%, 05/25/2043	EUR	400	430
Reg. S, 3.50%, 06/25/2049	EUR	100	108
Reg. S, 3.70%, 05/25/2053	EUR	200	221
Societe Nationale SNCF SACA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	500	467
Reg. S, 1.00%, 05/25/2040	EUR	100	74
Reg. S, 1.00%, 01/19/2061	EUR	100	47
Reg. S, 1.50%, 02/02/2029	EUR	300	300
Reg. S, 3.13%, 05/25/2034	EUR	500	538
Reg. S, 3.38%, 05/25/2033	EUR	400	440
Reg. S, 5.38%, 03/18/2027	GBP	400	513
South Australian Government Financing Authority, (Australia), Reg. S, 2.00%, 05/23/2036	AUD	89	43
Spain Government Bond, (Spain),
0.00%, 05/31/2025	EUR	2,600	2,699
0.00%, 01/31/2026	EUR	3,200	3,267
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,759
Reg. S, 0.10%, 04/30/2031 (e)	EUR	2,580	2,290
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	6,076
Reg. S, 0.50%, 10/31/2031 (e)	EUR	3,488	3,146
Reg. S, 0.60%, 10/31/2029 (e)	EUR	1,810	1,730
Reg. S, 0.70%, 04/30/2032 (e)	EUR	3,110	2,812
Reg. S, 0.80%, 07/30/2027 (e)	EUR	3,441	3,472
0.80%, 07/30/2029	EUR	1,100	1,068
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,393	3,465
Reg. S, 1.00%, 07/30/2042 (e)	EUR	1,293	923
Reg. S, 1.00%, 10/31/2050 (e)	EUR	3,300	1,976
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,511	1,924
Reg. S, 1.25%, 10/31/2030 (e)	EUR	1,058	1,030
Reg. S, 1.30%, 10/31/2026 (e)	EUR	2,251	2,332
Reg. S, 1.40%, 04/30/2028 (e)	EUR	3,456	3,526
Reg. S, 1.40%, 07/30/2028 (e)	EUR	2,991	3,044
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,566
Reg. S, 1.45%, 04/30/2029 (e)	EUR	5,130	5,182
Reg. S, 1.45%, 10/31/2071 (e)	EUR	749	405
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,372
Reg. S, 1.60%, 04/30/2025 (e)	EUR	2,810	2,976
Reg. S, 1.85%, 07/30/2035 (e)	EUR	2,233	2,097
Reg. S, 1.90%, 10/31/2052 (e)	EUR	1,832	1,353
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,353
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,244	1,272
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	3,747

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 2.35%, 07/30/2033 (e)	EUR	2,341	2,380
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,425
2.80%, 05/31/2026	EUR	1,600	1,718
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,663	1,598
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,020	4,366
Reg. S, 3.25%, 04/30/2034 (e)	EUR	2,450	2,664
Reg. S, 3.45%, 07/30/2043 (e)	EUR	1,483	1,562
Reg. S, 3.45%, 07/30/2066 (e)	EUR	1,560	1,565
3.50%, 05/31/2029	EUR	900	1,002
Reg. S, 3.55%, 10/31/2033 (e)	EUR	615	687
Reg. S, 3.90%, 07/30/2039 (e)	EUR	450	509
Reg. S, 4.00%, 10/31/2054 (e)	EUR	450	504
Reg. S, 4.20%, 01/31/2037 (e)	EUR	1,173	1,381
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,956	2,148
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,804	2,240
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,339	2,949
Reg. S, 5.15%, 10/31/2028 (e)	EUR	2,576	3,055
Reg. S, 5.15%, 10/31/2044 (e)	EUR	1,921	2,535
5.75%, 07/30/2032	EUR	1,706	2,211
Reg. S, 5.90%, 07/30/2026 (e)	EUR	4,170	4,785
6.00%, 01/31/2029	EUR	2,430	2,997
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	2,141	1,958
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	150
Reg. S, 1.45%, 11/26/2038	EUR	180	160
Reg. S, 2.50%, 01/25/2029	EUR	200	214
Reg. S, 3.00%, 02/27/2032	EUR	200	220
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	37
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	18
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	310	211
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	611
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	99
Series 274, Reg. S, 2.75%, 01/30/2032	EUR	100	108
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	203	181
Reg. S, 2.75%, 01/10/2034	EUR	200	216
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	227
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	100	92
Series 2301, 2.88%, 01/10/2033	EUR	800	874
State of Israel, (Israel), 3.38%, 01/15/2050		200	134
State of Lower Austria, (Austria), Reg. S, 3.63%, 10/04/2033	EUR	100	114
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,310	1,301
Reg. S, 0.01%, 01/10/2031	EUR	479	432
Reg. S, 0.05%, 03/09/2035	EUR	277	222
Reg. S, 0.38%, 05/14/2029	EUR	500	479
Reg. S, 1.50%, 10/17/2029	EUR	200	202
Reg. S, 2.75%, 02/17/2031	EUR	200	216
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	318

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	136
Series 917, 2.63%, 01/09/2034	EUR	200	214
State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	152
Reg. S, 0.20%, 03/31/2027	EUR	390	389
Reg. S, 0.20%, 04/09/2030	EUR	694	646
Reg. S, 0.20%, 01/27/2051	EUR	270	140
Reg. S, 0.38%, 09/02/2050	EUR	385	214
Reg. S, 0.50%, 11/25/2039	EUR	110	82
Reg. S, 0.60%, 06/04/2041	EUR	300	218
Reg. S, 0.75%, 08/16/2041	EUR	360	268
Reg. S, 0.80%, 07/30/2049	EUR	100	65
Reg. S, 0.90%, 11/15/2028	EUR	600	596
Reg. S, 0.95%, 03/13/2028	EUR	144	145
Reg. S, 0.95%, 01/10/2121	EUR	195	96
Reg. S, 1.00%, 10/16/2046	EUR	300	216
Reg. S, 1.38%, 01/15/2120	EUR	434	249
Reg. S, 1.45%, 02/16/2043	EUR	100	83
Reg. S, 1.45%, 01/19/2122	EUR	150	88
Reg. S, 1.65%, 02/22/2038	EUR	480	443
Reg. S, 1.65%, 05/16/2047	EUR	220	183
Reg. S, 1.75%, 10/26/2057	EUR	172	134
Reg. S, 1.75%, 07/11/2068	EUR	104	78
Reg. S, 1.95%, 09/26/2078	EUR	254	199
Reg. S, 2.13%, 06/13/2025	GBP	1,000	1,221
Reg. S, 2.15%, 03/21/2119	EUR	376	304
Reg. S, 2.75%, 01/15/2032	EUR	430	465
Reg. S, 2.90%, 01/15/2053	EUR	390	405
Reg. S, 3.40%, 03/07/2073	EUR	460	542
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	654	510
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	222
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	367
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	1,004
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	200	161
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 01/21/2031	EUR	410	370
Reg. S, 0.38%, 01/26/2027	EUR	220	221
Reg. S, 0.38%, 03/10/2051	EUR	200	110
Reg. S, 0.75%, 01/19/2026	EUR	725	750
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	46
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	251
0.35%, 02/09/2032	EUR	100	90
Reg. S, 0.50%, 03/24/2051	EUR	123	71
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	197
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.05%, 07/08/2031	EUR	400	357
Reg. S, 0.13%, 06/12/2029	EUR	331	313
Reg. S, 0.38%, 02/08/2027	EUR	310	311
Reg. S, 0.50%, 03/22/2029	EUR	140	135
Reg. S, 0.63%, 08/31/2028	EUR	140	138
Reg. S, 3.00%, 08/16/2033	EUR	200	221

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	110	114
Reg. S, 0.00%, 11/13/2026	EUR	400	401
Reg. S, 0.00%, 04/28/2030	EUR	150	138
Reg. S, 0.00%, 03/24/2031	EUR	103	92
Reg. S, 0.00%, 09/14/2032	EUR	400	345
Reg. S, 1.38%, 05/25/2029	EUR	380	384
Reg. S, 1.75%, 05/25/2042	EUR	360	323
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	200
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	118
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,044
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	5,820	608
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	853
Series 1058, Reg. S, 2.50%, 05/12/2025	SEK	5,100	473
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	17,300	1,549
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	16,175	1,412
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	7,090	607
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	5,705	456
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	2,100	130
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	34
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	2,830	250
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	1,250	1,335
Reg. S, 0.00%, 06/26/2034	CHF	1,429	1,477
Reg. S, 0.00%, 07/24/2039	CHF	969	971
Reg. S, 0.50%, 05/27/2030	CHF	540	592
Reg. S, 0.50%, 06/27/2032	CHF	990	1,081
Reg. S, 0.50%, 06/28/2045	CHF	570	611
Reg. S, 0.50%, 05/24/2055	CHF	372	393
Reg. S, 0.50%, 05/30/2058	CHF	160	171
Reg. S, 1.25%, 05/28/2026	CHF	550	614
Reg. S, 1.25%, 06/27/2037	CHF	330	392
Reg. S, 1.50%, 07/24/2025	CHF	190	212
Reg. S, 1.50%, 04/30/2042	CHF	440	557
Reg. S, 2.00%, 06/25/2064	CHF	361	601
Reg. S, 2.25%, 06/22/2031	CHF	52	64
Reg. S, 3.25%, 06/27/2027	CHF	510	609
Reg. S, 4.00%, 04/08/2028	CHF	663	829
Reg. S, 4.00%, 01/06/2049	CHF	210	409
Thailand Government Bond, (Thailand),
1.59%, 12/17/2035	THB	1,400	34
1.60%, 12/17/2029	THB	54,000	1,427
2.13%, 12/17/2026	THB	3,024	83
2.40%, 03/17/2029	THB	2,000	55
2.65%, 06/17/2028	THB	4,700	131
2.88%, 06/17/2046	THB	1,430	38
3.39%, 06/17/2037	THB	1,500	44
3.40%, 06/17/2036	THB	4,000	118

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
3.45%, 06/17/2043	THB	980	28
3.65%, 06/20/2031	THB	3,480	103
4.00%, 06/17/2066	THB	1,620	48
Series THAI, 2.75%, 06/17/2052	THB	740	18
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	942
Treasury Corp. of Victoria, (Australia),
Reg. S, 2.25%, 09/15/2033	AUD	150	80
2.25%, 11/20/2034	AUD	500	257
2.25%, 11/20/2041	AUD	500	214
Reg. S, 2.50%, 10/22/2029	AUD	200	120
Reg. S, 4.75%, 09/15/2036	AUD	100	64
5.50%, 11/17/2026	AUD	100	67
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	197
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	91
Reg. S, 0.00%, 11/19/2030	EUR	200	179
Reg. S, 0.01%, 05/25/2031	EUR	1,300	1,150
Reg. S, 0.10%, 11/25/2026	EUR	600	600
Reg. S, 0.25%, 11/25/2029	EUR	1,000	936
Reg. S, 0.25%, 07/16/2035	EUR	300	240
Reg. S, 0.50%, 05/25/2036	EUR	300	239
Reg. S, 0.63%, 03/03/2026	EUR	100	103
Reg. S, 1.25%, 10/21/2027	EUR	200	204
Reg. S, 1.25%, 05/25/2033	EUR	200	188
Reg. S, 1.75%, 11/25/2032	EUR	300	297
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	5,130	6,020
Reg. S, 0.13%, 01/31/2028	GBP	8,227	9,013
Reg. S, 0.25%, 07/31/2031	GBP	5,376	5,261
Reg. S, 0.38%, 10/22/2026	GBP	2,207	2,538
Reg. S, 0.38%, 10/22/2030	GBP	6,129	6,229
Reg. S, 0.50%, 01/31/2029	GBP	4,630	4,994
Reg. S, 0.50%, 10/22/2061	GBP	11,722	4,588
Reg. S, 0.63%, 06/07/2025	GBP	4,318	5,210
Reg. S, 0.63%, 07/31/2035	GBP	18,774	16,471
Reg. S, 0.63%, 10/22/2050	GBP	14,136	7,437
Reg. S, 0.88%, 10/22/2029	GBP	3,350	3,621
Reg. S, 0.88%, 07/31/2033	GBP	5,801	5,606
Reg. S, 0.88%, 01/31/2046	GBP	10,529	6,796
Reg. S, 1.00%, 01/31/2032	GBP	4,482	4,585
Reg. S, 1.13%, 01/31/2039	GBP	11,966	9,979
Reg. S, 1.13%, 10/22/2073	GBP	5,087	2,444
Reg. S, 1.25%, 07/22/2027	GBP	3,271	3,790
Reg. S, 1.25%, 10/22/2041	GBP	15,121	11,964
Reg. S, 1.25%, 07/31/2051	GBP	13,476	8,588
Reg. S, 1.50%, 07/22/2026	GBP	5,480	6,531
Reg. S, 1.50%, 07/22/2047	GBP	10,903	7,992
Reg. S, 1.50%, 07/31/2053	GBP	9,240	6,152
Reg. S, 1.63%, 10/22/2028	GBP	4,345	4,995
Reg. S, 1.63%, 10/22/2054	GBP	10,801	7,375
Reg. S, 1.63%, 10/22/2071	GBP	10,250	6,189

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Reg. S, 1.75%, 09/07/2037	GBP	13,619	13,009
Reg. S, 1.75%, 01/22/2049	GBP	15,949	12,163
Reg. S, 1.75%, 07/22/2057	GBP	14,214	9,847
Reg. S, 2.00%, 09/07/2025	GBP	5,323	6,491
Reg. S, 2.50%, 07/22/2065	GBP	8,352	6,917
Reg. S, 3.25%, 01/31/2033	GBP	3,560	4,285
Reg. S, 3.25%, 01/22/2044	GBP	17,510	18,794
Reg. S, 3.50%, 10/22/2025	GBP	580	721
Reg. S, 3.50%, 01/22/2045	GBP	13,867	15,373
Reg. S, 3.50%, 07/22/2068	GBP	9,360	9,998
Reg. S, 3.75%, 03/07/2027	GBP	1,360	1,699
Reg. S, 3.75%, 01/29/2038	GBP	14,130	17,045
Reg. S, 3.75%, 07/22/2052	GBP	9,577	10,830
Reg. S, 3.75%, 10/22/2053	GBP	13,486	15,181
Reg. S, 4.00%, 01/22/2060	GBP	10,398	12,291
Reg. S, 4.00%, 10/22/2063	GBP	6,465	7,619
Reg. S, 4.13%, 01/29/2027	GBP	3,270	4,128
Reg. S, 4.25%, 12/07/2027	GBP	2,300	2,936
Reg. S, 4.25%, 06/07/2032	GBP	1,620	2,109
Reg. S, 4.25%, 03/07/2036	GBP	12,023	15,488
Reg. S, 4.25%, 09/07/2039	GBP	9,384	11,856
Reg. S, 4.25%, 12/07/2040	GBP	12,015	15,094
Reg. S, 4.25%, 12/07/2046	GBP	12,358	15,258
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	8,375	10,314
Reg. S, 4.25%, 12/07/2055	GBP	10,749	13,225
Reg. S, 4.38%, 07/31/2054	GBP	2,966	3,716
Reg. S, 4.50%, 06/07/2028	GBP	1,150	1,483
Reg. S, 4.50%, 09/07/2034	GBP	13,320	17,580
Reg. S, 4.50%, 12/07/2042	GBP	10,405	13,401
Reg. S, 4.63%, 01/31/2034	GBP	1,645	2,193
Reg. S, 4.75%, 12/07/2030	GBP	2,976	3,974
Reg. S, 4.75%, 12/07/2038	GBP	10,164	13,606
Reg. S, 4.75%, 10/22/2043	GBP	4,622	6,115
Reg. S, 6.00%, 12/07/2028	GBP	912	1,258
United States Department of Housing and Urban Development, 3.26%, 08/01/2029		25	23
United States International Development Finance Corp., 3.37%, 10/05/2034		83	77
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	90
Reg. S, 1.63%, 02/02/2033	EUR	200	190
Reg. S, 1.75%, 05/25/2031	EUR	200	198
Reg. S, 3.50%, 02/02/2044	EUR	100	108
3.88%, 12/29/2025	EUR	500	542
Western Australian Treasury Corp., (Australia), Reg. S, 2.25%, 07/23/2041	AUD	50	22
Xunta de Galicia, (Spain), Reg. S, 0.27%, 07/30/2028	EUR	300	287

Total Foreign Government Securities (Cost $4,454,011)			4,320,913

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — 13.7%
FHLMC Gold Pool,
3.00%, 10/01/2046	171	148
3.50%, 12/01/2044	397	358
3.50%, 06/01/2045	800	714
3.50%, 05/01/2046	128	114
3.50%, 10/01/2046	180	161
FHLMC Gold Pool, Single Family, 15 years,
3.00%, 10/01/2026	34	34
3.00%, 11/01/2026	205	200
3.00%, 01/01/2027	1,035	1,006
3.00%, 05/01/2029	3,894	3,756
3.00%, 02/01/2032	321	305
3.00%, 04/01/2032	1,658	1,569
3.00%, 05/01/2032	1,122	1,062
3.00%, 07/01/2032	612	579
3.00%, 10/01/2032	633	599
3.00%, 11/01/2032	1,113	1,052
FHLMC Gold Pool, ARM, Single Family, 30 years,
3.00%, 03/01/2046	17	15
3.00%, 12/01/2046	27	24
4.00%, 08/01/2040	261	248
4.00%, 10/01/2040	2,187	2,077
4.00%, 11/01/2040	509	483
4.00%, 11/01/2047	1,604	1,523
4.00%, 01/01/2048	34	33
FHLMC Non Gold Pool, (USD IBOR Consumer Cash Fallbacks 1 Year + 1.64%), 3.62%, 01/01/2050 (aa)	48	46
FHLMC Pool,
3.05%, 03/01/2032	885	780
3.50%, 02/01/2043	49	46
3.50%, 02/01/2044	76	69
6.00%, 08/01/2035	51	51
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	341	297
1.50%, 03/01/2036	521	454
1.50%, 02/01/2037	754	653
1.50%, 03/01/2037	782	678
2.00%, 12/01/2035	672	600
2.00%, 02/01/2036	4,565	4,079
2.00%, 03/01/2036	383	342
2.00%, 05/01/2036	2,327	2,076
2.00%, 08/01/2036	1,104	985
2.00%, 10/01/2036	593	527
2.00%, 11/01/2036	3,333	2,968
2.00%, 12/01/2036	340	303

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 01/01/2037	4,059	3,616
2.00%, 04/01/2037	1,526	1,354
2.00%, 05/01/2037	946	838
2.00%, 06/01/2037	1,808	1,602
2.50%, 07/01/2032	1,830	1,709
2.50%, 10/01/2035	7,577	6,951
2.50%, 07/01/2036	1,184	1,080
2.50%, 04/01/2037	141	128
2.50%, 05/01/2037	351	320
3.00%, 04/01/2028	27	26
3.00%, 10/01/2028	978	940
3.00%, 04/01/2029	27	26
3.00%, 05/01/2030	4	4
3.00%, 06/01/2030	489	467
3.00%, 11/01/2030	93	88
3.00%, 11/01/2031	28	27
3.00%, 11/01/2032	96	90
3.00%, 01/01/2033	45	43
3.50%, 11/01/2025	165	163
3.50%, 09/01/2033	255	245
3.50%, 02/01/2034	632	607
3.50%, 05/01/2035	551	527
3.50%, 12/01/2035	49	47
3.50%, 02/01/2036	171	163
4.00%, 07/01/2025	9	9
4.00%, 05/01/2026	7	7
4.00%, 07/01/2029	166	163
4.00%, 11/01/2033	75	74
4.00%, 01/01/2034	14	13
4.00%, 08/01/2037	132	128
4.00%, 02/01/2038	138	134
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	339	304
3.00%, 08/01/2042	122	109
3.50%, 06/01/2039	242	226
3.50%, 07/01/2039	141	131
3.50%, 08/01/2039	539	500
3.50%, 09/01/2039	332	309
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	26	19
1.50%, 04/01/2051	47	36
1.50%, 05/01/2051	5,292	4,005
1.50%, 07/01/2051	885	669
2.00%, 09/01/2050	690	551
2.00%, 10/01/2050	4,261	3,405
2.00%, 02/01/2051	3,845	3,070
2.00%, 03/01/2051	2,791	2,234
2.00%, 05/01/2051	10,949	8,717
2.00%, 06/01/2051	1,302	1,039
2.00%, 07/01/2051	1,329	1,068
2.00%, 10/01/2051	1,698	1,362

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
2.00%, 11/01/2051	5,558	4,430
2.00%, 12/01/2051	4,346	3,454
2.00%, 01/01/2052	471	374
2.00%, 02/01/2052	2,106	1,673
2.00%, 03/01/2052	5,347	4,242
2.50%, 11/01/2050	21,861	18,184
2.50%, 12/01/2050	751	625
2.50%, 02/01/2051 (gg)	12,079	10,068
2.50%, 04/01/2051	392	325
2.50%, 08/01/2051 (gg)	14,640	12,303
2.50%, 11/01/2051	759	635
2.50%, 02/01/2052	2,243	1,860
2.50%, 03/01/2052	1,676	1,397
2.50%, 04/01/2052	199	166
3.00%, 02/01/2049	2,076	1,842
3.00%, 11/01/2049	1,553	1,365
3.00%, 05/01/2050	3,382	2,977
3.00%, 07/01/2050	1,704	1,471
3.00%, 08/01/2050	3,764	3,298
3.00%, 10/01/2050	767	666
3.00%, 12/01/2050	251	218
3.00%, 06/01/2051	3,104	2,685
3.00%, 07/01/2051 (gg)	5,859	5,133
3.00%, 11/01/2051 (gg)	9,139	7,882
3.00%, 12/01/2051	8,703	7,504
3.00%, 02/01/2052	2,459	2,121
3.00%, 03/01/2052	3,404	2,938
3.00%, 04/01/2052	6,330	5,473
3.50%, 03/01/2042	2	2
3.50%, 09/01/2042	2,154	1,984
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	310	283
3.50%, 02/01/2048	1,639	1,496
3.50%, 03/01/2048	276	252
3.50%, 05/01/2048	3,540	3,231
3.50%, 06/01/2048	4	3
3.50%, 01/01/2049	36	33
3.50%, 02/01/2049	510	466
3.50%, 09/01/2049	2,091	1,904
3.50%, 10/01/2049	1,911	1,740
3.50%, 04/01/2050	2,804	2,561
3.50%, 11/01/2051	455	408
3.50%, 01/01/2052	399	358
3.50%, 04/01/2052	1,722	1,544
3.50%, 06/01/2052	899	806
4.00%, 10/01/2048	2,577	2,428
4.00%, 04/01/2049	2,111	1,982
4.00%, 09/01/2049	1,349	1,275
4.00%, 05/01/2050	976	910
4.00%, 08/01/2050	1,047	978
4.00%, 09/01/2050	9,208	8,651

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 04/01/2052	53	50
4.00%, 06/01/2052	913	848
4.00%, 07/01/2052	934	867
4.00%, 08/01/2052	1,660	1,542
4.00%, 09/01/2052	560	520
4.00%, 10/01/2052	561	525
4.00%, 02/01/2053	460	432
4.50%, 12/01/2047	165	160
4.50%, 04/01/2048	392	380
4.50%, 08/01/2048	20	19
4.50%, 09/01/2048	652	630
4.50%, 08/01/2049	1,245	1,211
4.50%, 09/01/2050	855	826
4.50%, 10/01/2050	3,304	3,172
4.50%, 07/01/2052	205	196
4.50%, 08/01/2052	512	489
4.50%, 09/01/2052	2,644	2,520
4.50%, 12/01/2052	1,737	1,675
4.50%, 08/01/2053	95	91
5.00%, 12/01/2049	367	367
5.00%, 08/01/2052	254	248
5.00%, 09/01/2052	585	578
5.00%, 10/01/2052	289	283
5.00%, 11/01/2052	244	239
5.00%, 01/01/2053	435	425
5.00%, 04/01/2053	1,285	1,256
5.00%, 06/01/2053	194	191
5.50%, 11/01/2052	395	396
5.50%, 12/01/2052	1,207	1,214
5.50%, 01/01/2053	861	864
5.50%, 02/01/2053	561	564
5.50%, 04/01/2053	394	393
5.50%, 05/01/2053	1,958	1,956
5.50%, 06/01/2053	103	103
6.00%, 06/01/2053	332	337
6.00%, 08/01/2053	2,893	2,957
6.00%, 09/01/2053	880	891
6.00%, 02/01/2054	470	477
6.50%, 09/01/2053	810	830
6.50%, 10/01/2053	90	92
6.50%, 12/01/2053	1,313	1,346
6.50%, 01/01/2054	106	108
6.50%, 02/01/2054	254	260
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 04/01/2039 (w)	1,241	1,075
TBA, 2.50%, 04/01/2039 (w)	1,175	1,070
TBA, 3.00%, 04/01/2039 (w)	3,175	2,957
TBA, 3.50%, 04/01/2039 (w)	4,250	4,042
TBA, 4.00%, 04/01/2039 (w)	2,175	2,107
TBA, 4.50%, 04/01/2039 (w)	6,800	6,698

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 04/01/2054 (w)	7,300	5,503
TBA, 2.00%, 04/01/2054 (w)	4,675	3,703
TBA, 2.00%, 05/01/2054 (w)	92,000	72,992
TBA, 2.50%, 04/01/2054 (w)	13,650	11,296
TBA, 3.00%, 04/01/2054 (w)	69,578	59,924
TBA, 3.50%, 04/01/2054 (w)	66,254	59,357
TBA, 4.00%, 04/01/2054 (w)	2,675	2,480
TBA, 4.00%, 05/01/2054 (w)	13,950	12,937
TBA, 4.50%, 04/01/2054 (w)	2,418	2,305
TBA, 5.00%, 05/01/2042 (w)	7,900	7,717
TBA, 5.00%, 04/01/2054 (w)	116,304	113,568
TBA, 5.50%, 04/01/2054 (w)	8,918	8,880
TBA, 5.50%, 05/01/2054 (w)	75,600	75,277
TBA, 6.00%, 04/01/2054 (w)	6,425	6,487
TBA, 6.00%, 05/01/2054 (w)	3,700	3,735
TBA, 6.50%, 04/01/2054 (w)	82,475	84,292
TBA, 7.00%, 05/01/2054 (w)	4,300	4,429
FNMA Pool,
2.00%, 11/01/2027	268	255
2.32%, 01/01/2026	2,061	1,964
2.92%, 10/01/2025 (z)	6,702	6,506
3.00%, 12/01/2042	234	206
3.00%, 06/01/2043	973	856
3.00%, 05/01/2045	310	272
3.00%, 07/01/2045	32	28
3.00%, 11/01/2046	30	26
3.00%, 03/01/2060 (gg)	16,735	14,349
3.01%, 04/01/2032	4,070	3,626
3.02%, 03/01/2028	400	376
3.29%, 04/01/2027	2,600	2,491
3.29%, 03/01/2028	1,400	1,331
3.43%, 05/01/2028	500	477
3.44%, 01/01/2037	313	280
3.50%, 07/01/2024	8	8
3.50%, 09/01/2027	97	95
3.50%, 12/01/2028	49	47
3.50%, 08/01/2032	52	49
3.50%, 12/01/2042	138	127
3.50%, 04/01/2043	200	183
3.50%, 11/01/2043	98	90
3.50%, 02/01/2045	241	221
3.50%, 02/01/2048	724	645
3.50%, 09/01/2048	72	64
3.50%, 07/01/2049	283	251
4.00%, 04/01/2041	109	105
4.00%, 08/01/2046	94	90
4.13%, 08/01/2031	2,291	2,210
4.14%, 04/01/2028	521	510
4.25%, 01/01/2033	3,847	3,728

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.39%, 04/01/2033	552	539
4.50%, 06/01/2030	100	99
4.55%, 05/01/2028	100	99
4.59%, 06/01/2033	1,173	1,163
4.64%, 09/01/2028	229	229
4.79%, 06/01/2033	1,288	1,295
4.82%, 09/01/2028	700	706
4.83%, 12/01/2031	1,838	1,853
4.83%, 12/01/2032	3,271	3,298
4.88%, 09/01/2028	1,101	1,108
4.90%, 10/01/2028	355	357
4.99%, 03/01/2031	497	504
5.09%, 02/01/2031	1,748	1,782
5.17%, 08/01/2034	746	766
5.24%, 11/01/2031	1,143	1,178
5.26%, 12/01/2029	1,248	1,277
5.27%, 03/01/2031	728	749
5.42%, 08/01/2030	3,858	3,982
5.57%, 10/01/2028	435	444
5.73%, 12/01/2033	700	751
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	800	716
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	499	434
1.50%, 11/01/2036	443	386
1.50%, 03/01/2037	438	379
1.50%, 05/01/2037	175	152
1.50%, 08/01/2037	486	421
2.00%, 02/01/2028	11	10
2.00%, 09/01/2028	93	88
2.00%, 11/01/2028	84	79
2.00%, 07/01/2032	9	8
2.00%, 12/01/2035	754	674
2.00%, 02/01/2036	5,599	4,998
2.00%, 03/01/2036	425	379
2.00%, 08/01/2036	1,063	948
2.00%, 11/01/2036	2,175	1,940
2.00%, 12/01/2036	1,109	986
2.00%, 01/01/2037	536	477
2.00%, 02/01/2037	911	808
2.00%, 04/01/2037	1,073	956
2.00%, 05/01/2037	652	578
2.50%, 08/01/2035	219	200
2.50%, 03/01/2036	1,999	1,834
2.50%, 07/01/2036	808	737
2.50%, 08/01/2036	122	111
2.50%, 03/01/2037	232	211
2.50%, 04/01/2037	473	431
2.50%, 05/01/2037	123	112
3.00%, 10/01/2026	47	46
3.00%, 11/01/2026	712	692
3.00%, 12/01/2026	87	85
3.00%, 01/01/2027	966	938

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 02/01/2027	188	182
3.00%, 04/01/2027	357	346
3.00%, 11/01/2027	24	23
3.00%, 02/01/2028	165	160
3.00%, 10/01/2029	47	45
3.00%, 03/01/2030	33	31
3.00%, 05/01/2030	15	15
3.00%, 07/01/2030	16	16
3.00%, 09/01/2030	517	495
3.00%, 12/01/2030	24	23
3.00%, 04/01/2031	86	82
3.00%, 12/01/2031	198	188
3.00%, 02/01/2032	317	300
3.00%, 03/01/2032	309	292
3.00%, 04/01/2032	1,527	1,443
3.00%, 05/01/2032	461	435
3.00%, 07/01/2032	995	941
3.00%, 08/01/2032	393	371
3.00%, 11/01/2032	787	744
3.00%, 01/01/2033	59	55
3.00%, 07/01/2033	97	91
3.00%, 02/01/2034	1,155	1,092
3.00%, 09/01/2034	439	411
3.00%, 12/01/2035	451	427
3.50%, 12/01/2025	87	86
3.50%, 01/01/2026	266	261
3.50%, 07/01/2031	54	53
3.50%, 07/01/2034	331	319
3.50%, 03/01/2035	1,235	1,186
3.50%, 04/01/2035	782	747
3.50%, 05/01/2035	71	68
3.50%, 06/01/2035	240	230
4.00%, 03/01/2025	20	20
4.00%, 06/01/2026	43	42
4.00%, 08/01/2026	25	25
4.00%, 08/01/2027	27	26
4.00%, 12/01/2028	17	17
4.00%, 04/01/2033	466	454
4.00%, 10/01/2033	72	71
4.00%, 11/01/2033	101	100
4.00%, 12/01/2033	17	16
4.00%, 03/01/2035	611	600
4.00%, 09/01/2037	182	177
4.00%, 11/01/2037	259	251
4.00%, 05/01/2038	118	114
4.00%, 11/01/2038	74	72
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	705	631
3.00%, 06/01/2042	363	325
3.00%, 07/01/2042	1,336	1,195
3.50%, 03/01/2037	434	409
3.50%, 08/01/2038	96	90

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.50%, 04/01/2039	12	11
3.50%, 08/01/2039	151	141
4.50%, 06/01/2039	29	29
4.50%, 07/01/2043	948	922
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,300	983
1.50%, 06/01/2051	1,966	1,488
1.50%, 07/01/2051	1,196	905
1.50%, 04/01/2052	910	687
2.00%, 07/01/2050	1,384	1,106
2.00%, 09/01/2050	1,202	962
2.00%, 10/01/2050	919	733
2.00%, 12/01/2050	7,645	6,101
2.00%, 01/01/2051	3,942	3,159
2.00%, 02/01/2051	1,302	1,039
2.00%, 03/01/2051	1,953	1,567
2.00%, 04/01/2051	3,525	2,827
2.00%, 05/01/2051	1,754	1,403
2.00%, 06/01/2051	5,742	4,599
2.00%, 07/01/2051	3,005	2,395
2.00%, 10/01/2051	18,304	14,570
2.00%, 11/01/2051	2,203	1,761
2.00%, 12/01/2051	15,511	12,325
2.00%, 05/01/2052	3,474	2,760
2.50%, 08/01/2046	5,054	4,323
2.50%, 08/01/2050	16	14
2.50%, 10/01/2050 (gg)	11,096	9,245
2.50%, 12/01/2050 (gg)	13,209	10,958
2.50%, 02/01/2051	1,863	1,552
2.50%, 03/01/2051	5,037	4,202
2.50%, 04/01/2051 (gg)	6,313	5,230
2.50%, 07/01/2051	1,664	1,389
2.50%, 08/01/2051	3,670	3,074
2.50%, 09/01/2051	493	410
2.50%, 10/01/2051	891	740
2.50%, 11/01/2051	5,042	4,188
2.50%, 12/01/2051	14,705	12,240
2.50%, 01/01/2052	18,009	14,925
2.50%, 02/01/2052	1,034	858
2.50%, 03/01/2052 (gg)	15,534	12,898
2.50%, 04/01/2052	4,570	3,811
2.50%, 05/01/2052	877	728
2.50%, 07/01/2052	480	398
3.00%, 08/01/2046	1,101	971
3.00%, 11/01/2046	2,938	2,627
3.00%, 02/01/2047	565	505
3.00%, 04/01/2048	5,760	5,149
3.00%, 01/01/2050	2,734	2,408
3.00%, 03/01/2050	1,447	1,271
3.00%, 06/01/2050	264	230
3.00%, 07/01/2050	11,886	10,320

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 08/01/2050	3,311	2,892
3.00%, 09/01/2050	291	253
3.00%, 11/01/2050	527	458
3.00%, 12/01/2050	3,752	3,293
3.00%, 01/01/2051	1,651	1,434
3.00%, 05/01/2051 (gg)	10,499	9,080
3.00%, 06/01/2051	6,603	5,714
3.00%, 07/01/2051	1,806	1,571
3.00%, 08/01/2051	1,215	1,063
3.00%, 10/01/2051	3,085	2,662
3.00%, 11/01/2051	4,267	3,688
3.00%, 12/01/2051	2,526	2,178
3.00%, 01/01/2052	5,300	4,570
3.00%, 02/01/2052	920	799
3.00%, 03/01/2052	2,554	2,204
3.00%, 04/01/2052	7,132	6,149
3.00%, 05/01/2052	1,347	1,162
3.00%, 07/01/2052	1,361	1,178
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	150	138
3.50%, 05/01/2043	5	4
3.50%, 07/01/2043 (gg)	6,583	6,069
3.50%, 08/01/2043 (gg)	16,701	15,353
3.50%, 01/01/2044	204	188
3.50%, 10/01/2045	19	17
3.50%, 12/01/2045	1,866	1,701
3.50%, 07/01/2046	3,376	3,091
3.50%, 02/01/2047	3,802	3,497
3.50%, 07/01/2047	835	765
3.50%, 09/01/2047	59	54
3.50%, 10/01/2047	1,252	1,143
3.50%, 02/01/2048	1,992	1,819
3.50%, 03/01/2048	175	160
3.50%, 03/01/2049	321	293
3.50%, 06/01/2049	3,490	3,184
3.50%, 08/01/2049	548	500
3.50%, 04/01/2050	164	149
3.50%, 05/01/2050	3,797	3,452
3.50%, 07/01/2050	9,380	8,438
3.50%, 01/01/2051	680	617
3.50%, 03/01/2052 (gg)	12,340	11,264
3.50%, 04/01/2052	308	276
3.50%, 05/01/2052 (gg)	18,794	16,899
3.50%, 06/01/2052	6,743	6,052
3.50%, 07/01/2052	3,116	2,793
4.00%, 04/01/2039	1,194	1,144
4.00%, 03/01/2042	528	503
4.00%, 04/01/2043	205	195
4.00%, 02/01/2045	222	210

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 09/01/2046	125	119
4.00%, 09/01/2047	38	36
4.00%, 10/01/2047	465	438
4.00%, 03/01/2048	71	67
4.00%, 04/01/2048	408	386
4.00%, 06/01/2048	27	26
4.00%, 08/01/2048	117	110
4.00%, 09/01/2048	273	258
4.00%, 03/01/2049	1,100	1,036
4.00%, 06/01/2049	1,090	1,034
4.00%, 11/01/2049	456	431
4.00%, 05/01/2050	878	821
4.00%, 03/01/2051	2,334	2,188
4.00%, 05/01/2051	229	216
4.00%, 04/01/2052	55	51
4.00%, 05/01/2052	1,797	1,671
4.00%, 06/01/2052	628	584
4.00%, 07/01/2052	451	419
4.00%, 08/01/2052	1,980	1,838
4.00%, 09/01/2052	299	278
4.00%, 07/01/2053	446	418
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	584	566
4.50%, 01/01/2048	545	528
4.50%, 04/01/2048	29	28
4.50%, 08/01/2048	15	14
4.50%, 09/01/2048	411	398
4.50%, 02/01/2049	4,920	4,734
4.50%, 05/01/2049	436	421
4.50%, 08/01/2049	7	7
4.50%, 01/01/2050	151	147
4.50%, 04/01/2050	6,902	6,666
4.50%, 05/01/2052	21	20
4.50%, 06/01/2052	1,334	1,272
4.50%, 07/01/2052 (gg)	8,851	8,438
4.50%, 08/01/2052	375	358
4.50%, 09/01/2052	2,193	2,090
4.50%, 10/01/2052	926	883
4.50%, 11/01/2052	3,202	3,053
4.50%, 12/01/2052	469	447
4.50%, 08/01/2053	275	262
5.00%, 09/01/2049	942	938
5.00%, 10/01/2052	555	546
5.00%, 11/01/2052	1,063	1,044

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
5.00%, 12/01/2052	545	538
5.00%, 01/01/2053	2,288	2,240
5.00%, 03/01/2053	348	346
5.00%, 04/01/2053	954	932
5.00%, 06/01/2053	272	269
5.00%, 07/01/2053	1,254	1,224
5.00%, 08/01/2053	1,131	1,104
5.50%, 09/01/2052	315	319
5.50%, 01/01/2053	453	459
5.50%, 02/01/2053	1,904	1,901
5.50%, 03/01/2053	1,443	1,452
5.50%, 04/01/2053	1,845	1,859
5.50%, 05/01/2053	1,767	1,769
5.50%, 06/01/2053	4,027	4,058
5.50%, 09/01/2053	378	386
6.00%, 07/01/2053	1,301	1,314
6.00%, 08/01/2053	490	504
6.00%, 09/01/2053	1,986	2,027
6.00%, 12/01/2053	766	779
6.50%, 10/01/2053	796	823
6.50%, 11/01/2053	1,633	1,671
6.50%, 12/01/2053	1,430	1,484
6.50%, 01/01/2054	780	802
6.50%, 02/01/2054	803	834
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	185	164
3.00%, 03/15/2050	15	13
GNMA II Pool,
2.50%, 12/20/2049	247	208
3.00%, 01/20/2047	1,197	1,060
3.00%, 02/20/2047	428	379
3.00%, 06/20/2047	503	446
3.00%, 07/20/2047	1,175	1,042
3.00%, 08/20/2047	509	452
3.00%, 09/20/2047	395	350
3.00%, 10/20/2047	411	364
3.00%, 12/20/2047	562	498
3.00%, 01/20/2048	580	514
3.00%, 08/20/2050 (gg)	623	542
3.50%, 09/20/2042	2,324	2,107
3.50%, 08/20/2045	2,243	2,034
3.50%, 09/20/2045	695	631
3.50%, 12/20/2047	3,414	3,095
3.50%, 06/20/2048	45	41
3.50%, 07/20/2048	35	32
3.50%, 08/20/2049	91	83
3.50%, 11/20/2049	154	139
3.50%, 07/20/2050	149	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
4.00%, 11/20/2041	21	19
4.00%, 10/20/2050	332	306
4.50%, 08/20/2040	17	16
4.50%, 10/20/2040	37	36
(CMT Index 1 Year + 1.84%), 6.71%, 07/20/2072 (aa) (gg)	19,276	20,227
(USD IBOR Consumer Cash Fallbacks 1 Month + 2.21%), 7.66%, 10/20/2071 (aa)	8,630	8,881
(USD IBOR Consumer Cash Fallbacks 1 Month + 2.22%), 7.66%, 02/20/2071 (aa)	2,787	2,869
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	2,777	2,490
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	293	231
2.00%, 07/20/2050	143	118
2.00%, 08/20/2050	4,679	3,845
2.00%, 11/20/2050	1,635	1,341
2.00%, 12/20/2050	2,721	2,234
2.00%, 01/20/2051	1,152	946
2.00%, 02/20/2051	995	817
2.00%, 10/20/2051	5,368	4,404
2.00%, 12/20/2051	5,303	4,350
2.00%, 01/20/2052	491	403
2.00%, 03/20/2052	1,342	1,102
2.00%, 04/20/2052	3,131	2,570
2.50%, 01/20/2051	296	253
2.50%, 02/20/2051	4,221	3,606
2.50%, 05/20/2051	6,156	5,255
2.50%, 07/20/2051	7,895	6,738
2.50%, 09/20/2051 (gg)	11,312	9,653
2.50%, 11/20/2051	3,375	2,879
2.50%, 12/20/2051	3,710	3,164
2.50%, 03/20/2052	888	757
2.50%, 04/20/2052	445	380
2.50%, 05/20/2052	790	674
2.50%, 07/20/2052	261	222
2.50%, 08/20/2052	433	369
3.00%, 01/20/2043	423	380
3.00%, 11/20/2043	88	79
3.00%, 03/20/2045	92	83
3.00%, 09/20/2046	1,999	1,789
3.00%, 11/20/2046	1,227	1,098
3.00%, 10/20/2047	402	359
3.00%, 04/20/2049	30	27
3.00%, 04/20/2050	7,273	6,456
3.00%, 07/20/2050	6,163	5,450
3.00%, 08/20/2050	3,346	2,958
3.00%, 08/20/2051	611	539
3.00%, 10/20/2051	2,751	2,428
3.00%, 11/20/2051	3,444	3,040
3.00%, 12/20/2051	840	742
3.00%, 01/20/2052	7,901	6,975
3.00%, 02/20/2052	340	300
3.00%, 03/20/2052	1,138	998

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
3.00%, 09/20/2052	899	793
3.00%, 02/20/2053	3,201	2,838
3.50%, 09/20/2045	2,496	2,310
3.50%, 09/20/2047	3,201	2,951
3.50%, 08/20/2048	163	150
3.50%, 11/20/2048	195	180
3.50%, 12/20/2048	5	5
3.50%, 03/20/2049	942	867
3.50%, 07/20/2049	919	846
3.50%, 09/20/2049	1,160	1,068
3.50%, 10/20/2049	490	450
3.50%, 12/20/2049	387	356
3.50%, 01/20/2050	581	534
3.50%, 04/20/2050	115	106
3.50%, 01/20/2052	4,147	3,777
3.50%, 02/20/2052	2,477	2,256
3.50%, 02/20/2053	3,224	2,955
4.00%, 07/20/2048	945	892
4.00%, 09/20/2048	1,608	1,524
4.00%, 11/20/2048	28	27
4.00%, 12/20/2048	808	763
4.00%, 05/20/2049	501	474
4.00%, 01/20/2050	900	852
4.00%, 03/20/2050	194	183
4.00%, 12/20/2050	2,328	2,203
4.00%, 07/20/2052	197	184
4.00%, 09/20/2052	1,771	1,658
4.00%, 12/20/2052	404	378
4.50%, 03/20/2047	425	412
4.50%, 06/20/2047	773	749
4.50%, 07/20/2047	1,404	1,374
4.50%, 10/20/2047	321	311
4.50%, 11/20/2047	991	958
4.50%, 05/20/2048	7,167	6,935
4.50%, 09/20/2048	618	582
4.50%, 11/20/2048	745	721
4.50%, 01/20/2049	1,740	1,695
4.50%, 03/20/2049	440	429
4.50%, 05/20/2049	234	219
4.50%, 10/20/2049	632	615
4.50%, 08/20/2052	1,560	1,502
4.50%, 06/20/2053	1,286	1,236
4.50%, 12/20/2053	397	382
5.00%, 12/20/2048	148	147
5.00%, 06/20/2049	318	317
5.00%, 07/20/2052	113	112
5.00%, 09/20/2052	862	849
5.00%, 12/20/2052	1,252	1,231
5.00%, 04/20/2053	1,170	1,151
5.00%, 07/20/2053	1,873	1,842

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Mortgage-Backed Securities — continued
5.50%, 12/20/2052	1,170	1,171
5.50%, 01/20/2053	144	144
5.50%, 03/20/2053	529	529
5.50%, 04/20/2053	1,360	1,360
5.50%, 06/20/2053	1,163	1,163
5.50%, 07/20/2053	409	413
6.00%, 09/20/2053	675	682
6.00%, 10/20/2053	1,021	1,031
6.00%, 01/20/2054	514	519
6.50%, 11/20/2053	1	1
6.50%, 12/20/2053	1,331	1,355
6.50%, 01/20/2054	635	647
7.50%, 12/20/2053	4,968	5,105
GNMA, Single Family, 30 years,
TBA, 2.00%, 04/01/2051 (w)	16,475	13,513
TBA, 3.00%, 04/01/2054 (w)	60,837	53,708
TBA, 3.50%, 04/01/2054 (w)	6,045	5,506
TBA, 4.00%, 04/01/2054 (w)	7,885	7,386
TBA, 4.50%, 04/01/2054 (w)	8,025	7,717
TBA, 5.00%, 04/01/2054 (w)	15,005	14,758
TBA, 5.50%, 04/01/2054 (w)	4,164	4,163
TBA, 6.00%, 04/01/2054 (w)	3,350	3,381
TBA, 6.50%, 04/01/2054 (w)	2,950	3,000

Total Mortgage-Backed Securities (Cost $1,730,748)		1,618,195

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 4.84%, 01/01/2041	150	146

California — 0.1%
Bay Area Toll Authority, Build America Bonds, Series S1, Rev., 6.92%, 04/01/2040	115	131
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037	5	5
Rev., 4.35%, 06/01/2041	5	4
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
City of San Francisco CA Public Utilities Commission Water Revenue, Rev., 6.95%, 11/01/2050	70	82
Los Angeles Community College District, Taxable, GO, 2.11%, 08/01/2032	150	126
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	51
Los Angeles Department of Water & Power,
Rev., 6.57%, 07/01/2045	50	58
Rev., 6.60%, 07/01/2050	30	35
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	26
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	200	227
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series N, Rev., 3.26%, 05/15/2060	50	34
State of California, GO, 7.55%, 04/01/2039	150	184

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
State of California, Build America Bonds,
GO, 7.35%, 11/01/2039	100	118
GO, 7.50%, 04/01/2034	50	59
GO, 7.60%, 11/01/2040	50	62
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	350	295
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	18
Series BJ, Rev., 3.07%, 05/15/2051	5	4

		1,530

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	828

Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	95

Illinois — 0.0% (g)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, Rev., 6.90%, 12/01/2040	97	110
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	32
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	350	347

		489

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,116

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Series H, GO, 2.90%, 09/01/2049	15	11
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	99

		110

Michigan — 0.0% (g)
Michigan State University, Taxable, Series A, Rev., 4.17%, 08/15/2122	115	90
University of Michigan, Taxable,
Series B, Rev., 2.56%, 04/01/2050	25	17
Series C, Rev., 3.60%, 04/01/2047	14	12

		119

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	26

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	125	137
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	230	274

		411

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	25
Metropolitan Transportation Authority, Taxable Green Bond, Series C2, Rev., 5.18%, 11/15/2049	100	93
New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.95%, 06/15/2042	200	212
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	30
Port Authority of New York & New Jersey,
Rev., 4.46%, 10/01/2062	50	45
Series 21, Rev., 3.29%, 08/01/2069	40	27
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	250	268

		700

Ohio — 0.0% (g)
Ohio State University (The), Taxable, Series A, Rev., 4.80%, 06/01/2111	130	117

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Rev., BAM, 3.42%, 03/01/2060	10	8
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	52

		60

Pennsylvania — 0.0% (g)
City of Philadelphia PA Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	7

Texas — 0.0% (g)
Board of Regents of the University of Texas System, Series C, Rev., 4.79%, 08/15/2046	110	105
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	22
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	29
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048	130	90
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	366
Series A, Rev., 4.51%, 11/01/2051	100	92
Series C, Rev., 3.09%, 11/01/2040	100	80
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049	65	77
State of Texas, Build America Bonds Taxable, GO, 5.52%, 04/01/2039	150	155
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044	10	7

		1,023

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117	40	32

Total Municipal Bonds (Cost $8,071)		6,819

U.S. Government Agency Securities — 0.1%
Federal Agricultural Mortgage Corp., 2.00%, 10/27/2031	1,000	829
Federal Farm Credit Banks Funding Corp.,
1.28%, 06/03/2030	540	445
1.30%, 11/04/2030	5	4
1.30%, 02/03/2031	1,235	993
1.43%, 12/11/2030	44	36

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Government Agency Securities — continued
1.57%, 09/23/2030		490	409
2.20%, 12/09/2031		1,030	858
5.48%, 06/27/2042		1,000	989
FHLBs,
0.50%, 04/14/2025		25	24
1.28%, 12/02/2030		15	12
1.30%, 02/11/2030		10	8
1.50%, 09/11/2029		10	8
1.85%, 06/11/2035		25	19
2.05%, 03/19/2035		81	62
3.25%, 11/16/2028		25	24
FHLMC,
Zero Coupon, 12/14/2029		710	552
0.38%, 07/21/2025		25	24
1.22%, 08/19/2030		215	174
1.25%, 11/19/2030		10	8
1.38%, 07/15/2030		17	14
1.40%, 06/28/2030		30	25
1.50%, 02/12/2025		25	24
6.25%, 07/15/2032		7	8
6.75%, 03/15/2031		50	57
FHLMC STRIPs, Zero Coupon, 03/15/2031		542	396
FNMA,
Zero Coupon, 11/15/2030		445	331
0.88%, 08/05/2030		50	41
5.38%, 12/07/2028	GBP	460	602
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2027		53	46
Zero Coupon, 10/15/2027		29	25
Zero Coupon, 07/15/2028		143	118
Zero Coupon, 10/15/2028		745	610
Zero Coupon, 10/15/2029		205	160
Zero Coupon, 01/15/2030		1,230	945
Zero Coupon, 04/15/2030		2,760	2,091
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	806
Zero Coupon, 04/15/2030		145	110
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	238
United States International Development Finance Corp., 3.25%, 10/15/2030		750	714

Total U.S. Government Agency Securities (Cost $12,926)			12,839

U.S. Treasury Obligations — 10.0%
U.S. Treasury Bonds,
1.13%, 05/15/2040		47,254	29,578
1.13%, 08/15/2040		57,319	35,545
1.25%, 05/15/2050		6,206	3,181
1.38%, 11/15/2040		62,697	40,391
1.38%, 08/15/2050		57	30
1.63%, 11/15/2050		457	259
1.75%, 08/15/2041		88,985	60,155

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
1.88%, 02/15/2041	76,827	53,650
1.88%, 02/15/2051	68	41
1.88%, 11/15/2051	492	295
2.00%, 11/15/2041	70,020	49,208
2.00%, 02/15/2050	1,604	1,007
2.00%, 08/15/2051	63	39
2.25%, 05/15/2041	73,145	54,133
2.25%, 08/15/2046	469	322
2.25%, 08/15/2049	39	26
2.25%, 02/15/2052	54	36
2.38%, 02/15/2042	71,643	53,374
2.38%, 11/15/2049	35	24
2.38%, 05/15/2051	70	48
2.50%, 02/15/2045	948	694
2.50%, 02/15/2046	27	20
2.50%, 05/15/2046	417	301
2.75%, 08/15/2042	17,213	13,529
2.75%, 11/15/2042	26,125	20,482
2.75%, 08/15/2047	28	21
2.75%, 11/15/2047	710	531
2.88%, 05/15/2043	35,946	28,608
2.88%, 08/15/2045	1,195	932
2.88%, 11/15/2046	19	15
2.88%, 05/15/2049	39	30
2.88%, 05/15/2052	56	42
3.00%, 05/15/2042	11,019	9,033
3.00%, 11/15/2044	35	28
3.00%, 05/15/2045	865	691
3.00%, 11/15/2045	9	7
3.00%, 02/15/2047	26	21
3.00%, 05/15/2047	19	15
3.00%, 02/15/2048	32	25
3.00%, 08/15/2048	49	38
3.00%, 02/15/2049	2,337	1,825
3.00%, 08/15/2052	53	41
3.13%, 11/15/2041	11,621	9,778
3.13%, 02/15/2042	12,410	10,401
3.13%, 02/15/2043	22,791	18,910
3.13%, 08/15/2044	350	287
3.13%, 05/15/2048	34	27
3.25%, 05/15/2042	56,338	47,967
3.38%, 08/15/2042	46,133	39,909
3.38%, 05/15/2044	5	4
3.38%, 11/15/2048	38	32
3.50%, 02/15/2039	9,219	8,482
3.63%, 08/15/2043	26,717	23,801
3.63%, 02/15/2044	22,320	19,835
3.63%, 02/15/2053	53	47
3.63%, 05/15/2053	53	47
3.75%, 08/15/2041	9,204	8,485

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.75%, 11/15/2043	28,277	25,617
3.88%, 08/15/2040	17,319	16,372
3.88%, 02/15/2043	45,833	42,433
3.88%, 05/15/2043	45,972	42,494
4.00%, 11/15/2042	45,893	43,295
4.00%, 11/15/2052	53	50
4.13%, 08/15/2053	56	54
4.25%, 05/15/2039	13,609	13,599
4.25%, 11/15/2040	17,530	17,318
4.25%, 02/15/2054	38	37
4.38%, 02/15/2038	7,712	7,877
4.38%, 11/15/2039	15,412	15,570
4.38%, 05/15/2040	15,010	15,112
4.38%, 05/15/2041	9,416	9,412
4.38%, 08/15/2043 (ff)	56,016	55,430
4.50%, 02/15/2036	9,070	9,446
4.50%, 05/15/2038	8,795	9,083
4.50%, 08/15/2039	14,411	14,787
4.50%, 02/15/2044	29,172	29,373
4.63%, 02/15/2040	15,815	16,410
4.75%, 02/15/2037	5,912	6,296
4.75%, 02/15/2041	13,631	14,287
4.75%, 11/15/2043	52,162	54,191
4.75%, 11/15/2053	175	187
5.00%, 05/15/2037	6,512	7,087
5.25%, 02/15/2029	365	381
5.38%, 02/15/2031	5	5
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/2025	818	817
U.S. Treasury Inflation Indexed Notes,
0.13%, 10/15/2024 (ee)	961	955
0.13%, 04/15/2025	48	47
0.25%, 01/15/2025 (dd)(ee)	3,775	3,710
U.S. Treasury Notes,
0.25%, 05/31/2025	39	37
0.25%, 06/30/2025	58	55
0.25%, 07/31/2025	39	37
0.25%, 08/31/2025	39	37
0.25%, 09/30/2025	44	41
0.38%, 04/30/2025	46	44
0.38%, 11/30/2025	44	41
0.38%, 12/31/2025	47	44
0.38%, 01/31/2026	51	47
0.38%, 07/31/2027	37	32
0.38%, 09/30/2027	41	36
0.50%, 04/30/2027	32	28
0.50%, 05/31/2027	27	24
0.50%, 08/31/2027	32	28
0.50%, 10/31/2027	27	24
0.63%, 07/31/2026	91	83
0.63%, 03/31/2027	39	35

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
0.63%, 11/30/2027	8	7
0.63%, 12/31/2027	19	17
0.63%, 05/15/2030	68	55
0.63%, 08/15/2030	99	79
0.75%, 03/31/2026	58	54
0.75%, 04/30/2026	58	54
0.75%, 05/31/2026	73	67
0.75%, 08/31/2026	77	70
0.75%, 01/31/2028	39	34
0.88%, 06/30/2026	39	36
0.88%, 09/30/2026	89	81
0.88%, 11/15/2030	97	79
1.00%, 07/31/2028	614	535
1.13%, 10/31/2026	49	45
1.13%, 02/28/2027	39	36
1.13%, 02/29/2028	50	44
1.13%, 08/31/2028	116	102
1.13%, 02/15/2031	100	82
1.25%, 11/30/2026	58	53
1.25%, 12/31/2026	66	61
1.25%, 03/31/2028	19	17
1.25%, 04/30/2028	81	72
1.25%, 05/31/2028	693	613
1.25%, 06/30/2028	198	175
1.25%, 09/30/2028	70	61
1.25%, 08/15/2031	82	67
1.38%, 08/31/2026	4	4
1.38%, 10/31/2028	2,089	1,841
1.38%, 12/31/2028	97	85
1.38%, 11/15/2031	76	62
1.50%, 08/15/2026	39	36
1.50%, 01/31/2027	70	65
1.50%, 11/30/2028	39	35
1.50%, 02/15/2030	50	43
1.63%, 02/15/2026	44	42
1.63%, 05/15/2026	58	55
1.63%, 10/31/2026	23	21
1.63%, 11/30/2026	18	17
1.63%, 08/15/2029	39	34
1.63%, 05/15/2031	89	75
1.75%, 12/31/2026	32	30
1.75%, 01/31/2029	45	40
1.75%, 11/15/2029	19	17
1.88%, 06/30/2026	10	9
1.88%, 07/31/2026	10	9
1.88%, 02/28/2027	58	54
1.88%, 02/28/2029	52	47
1.88%, 02/15/2032	65	55
2.00%, 08/15/2025	47	45
2.00%, 11/15/2026	44	41

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
2.13%, 05/15/2025	43	42
2.13%, 05/31/2026	8	8
2.25%, 11/15/2025	50	48
2.25%, 03/31/2026	22	21
2.25%, 02/15/2027	46	43
2.25%, 08/15/2027	37	35
2.25%, 11/15/2027	10	9
2.38%, 04/30/2026	19	18
2.38%, 05/15/2027	47	44
2.38%, 03/31/2029	43	39
2.38%, 05/15/2029	42	38
2.50%, 03/31/2027	43	41
2.63%, 04/15/2025	17	17
2.63%, 05/31/2027	30	28
2.63%, 02/15/2029	61	57
2.63%, 07/31/2029	32	30
2.75%, 06/30/2025	31	30
2.75%, 04/30/2027	58	55
2.75%, 07/31/2027	35	33
2.75%, 02/15/2028	1,019	962
2.75%, 05/31/2029	39	36
2.75%, 08/15/2032	62	56
2.88%, 04/30/2025	35	34
2.88%, 06/15/2025	97	95
2.88%, 07/31/2025	39	38
2.88%, 11/30/2025	50	49
2.88%, 05/15/2028	58	55
2.88%, 08/15/2028	70	66
2.88%, 04/30/2029	39	37
2.88%, 05/15/2032	1,547	1,406
3.00%, 07/15/2025	4,039	3,945
3.00%, 09/30/2025	19	19
3.00%, 10/31/2025	1,185	1,153
3.13%, 08/15/2025	39	38
3.13%, 08/31/2027	39	38
3.13%, 11/15/2028	2,683	2,557
3.13%, 08/31/2029	31	29
3.25%, 06/30/2027	40	39
3.25%, 06/30/2029	39	37
3.38%, 05/15/2033	73	68
3.50%, 09/15/2025	35	34
3.50%, 01/31/2028	19	18
3.50%, 04/30/2028	19	18
3.50%, 01/31/2030	23	22
3.50%, 04/30/2030	29	28
3.50%, 02/15/2033	784	743
3.63%, 05/15/2026	58	57
3.63%, 03/31/2028	27	26
3.63%, 05/31/2028	29	28
3.63%, 03/31/2030	30	29

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations — continued
3.75%, 04/15/2026	35	34
3.75%, 12/31/2028	78	76
3.75%, 05/31/2030	39	38
3.75%, 06/30/2030	31	30
3.75%, 12/31/2030	57	55
3.88%, 01/15/2026	39	38
3.88%, 11/30/2027	72	71
3.88%, 12/31/2027	33	33
3.88%, 09/30/2029	31	30
3.88%, 11/30/2029	317	312
3.88%, 12/31/2029	441	433
3.88%, 08/15/2033	155	151
4.00%, 12/15/2025	66	65
4.00%, 02/15/2026	58	57
4.00%, 01/15/2027	3,310	3,271
4.00%, 02/29/2028	35	35
4.00%, 06/30/2028	35	35
4.00%, 01/31/2029	46	46
4.00%, 10/31/2029	39	39
4.00%, 02/28/2030	27	27
4.00%, 07/31/2030	46	45
4.00%, 01/31/2031	110	109
4.00%, 02/15/2034	130	128
4.13%, 06/15/2026	77	76
4.13%, 02/15/2027	144	143
4.13%, 09/30/2027	44	44
4.13%, 10/31/2027	27	27
4.13%, 07/31/2028	137	136
4.13%, 03/31/2029 (w)	34	34
4.13%, 08/31/2030	31	31
4.13%, 03/31/2031 (w)	25	25
4.13%, 11/15/2032	6,224	6,187
4.25%, 05/31/2025	2,577	2,556
4.25%, 10/15/2025	56	56
4.25%, 12/31/2025	77	76
4.25%, 03/15/2027	30	30
4.25%, 02/28/2029	78	78
4.25%, 02/28/2031	61	61
4.38%, 08/15/2026	58	58
4.38%, 12/15/2026	107	107
4.38%, 08/31/2028	174	175
4.38%, 11/30/2028	452	455
4.38%, 11/30/2030	3,458	3,489
4.50%, 11/15/2025	39	39
4.50%, 07/15/2026	58	58
4.50%, 11/15/2033	347	355
4.63%, 06/30/2025	590	588
4.63%, 02/28/2026	40	40
4.63%, 03/15/2026	77	77
4.63%, 09/15/2026	52	52

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
U.S. Treasury Obligations — continued
4.63%, 10/15/2026		39	39
4.63%, 11/15/2026		46	46
4.63%, 09/30/2028		8	8
4.63%, 09/30/2030		31	32
4.75%, 07/31/2025		66	66
4.88%, 11/30/2025		1,436	1,438
4.88%, 10/31/2028		38	39
4.88%, 10/31/2030		32	33
5.00%, 08/31/2025		2,433	2,438
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024		800	795
Zero Coupon, 05/15/2026		5,000	4,539
Zero Coupon, 11/15/2026		5,000	4,448
Zero Coupon, 11/15/2028 (ee) (ff) (jj)		12,000	9,852
Zero Coupon, 11/15/2038 (ee)		6,250	3,267
Zero Coupon, 11/15/2041		200	89
Zero Coupon, 08/15/2045		600	224

Total U.S. Treasury Obligations (Cost $1,219,080)			1,184,006

Short-Term Investments — 1.2%
Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd.,
3.08%, 04/02/2024	AUD	15	10
3.62%, 04/02/2024	NZD	36	21
4.68%, 03/29/2024		2,698	2,698
BNP Paribas SA,
0.52%, 04/02/2024	CHF	596	661
3.79%, 04/01/2024	CAD	4	3
Brown Brothers Harriman & Co.,
2.36%, 04/02/2024	HKD	6	1
2.52%, 04/02/2024	DKK	1,346	195
2.64%, 04/01/2024	SGD	8	6
3.28%, 04/02/2024	NOK	2,823	260
Citibank NA,
2.85%, 04/02/2024	EUR	12,322	13,293
4.68%, 03/29/2024		79,363	79,363
Royal Bank of Canada,
4.15%, 04/02/2024	GBP	4,824	6,089
4.68%, 03/29/2024		5,090	5,090
Skandinaviska Enskilda Banken AB, 2.79%, 04/02/2024	SEK	2,922	273
Sumitomo Mitsui Banking Corp.,
(0.25%), 03/29/2024	JPY	23,819	157
4.68%, 03/29/2024		10,179	10,179
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024		25,340	25,340

Total Time Deposits			143,639

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
U.S. Treasury Obligations — 0.0% (g)
U.S. Treasury Bills,
5.29%, 04/11/2024	21	21
5.31%, 06/13/2024 (ee)	624	617
5.49%, 04/18/2024	1,648	1,644

Total U.S. Treasury Obligations		2,282

Total Short-Term Investments (Cost $145,921)		145,921

Total Investments, Before Short Positions — 105.5% (Cost - $12,768,321)*		12,477,235
Liabilities in Excess of Other Assets — (5.5)%		(649,897)

NET ASSETS — 100.0%		$11,827,338

Short Positions — 2.3%
Mortgage-Backed Securities — 2.3%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035	49	47
3.50%, 02/01/2036	171	162
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 04/01/2039 (w)	200	177
TBA, 3.00%, 04/01/2039 (w)	4,500	4,191
TBA, 3.50%, 04/01/2039 (w)	100	95
TBA, 4.00%, 04/01/2039 (w)	1,600	1,550
FNMA or FHLMC, Single Family, 30 years,
TBA, 2.50%, 04/01/2054 (w)	8,800	7,282
TBA, 2.50%, 05/01/2054 (w)	8,800	7,292
TBA, 3.00%, 04/01/2054 (w)	66,300	57,101
TBA, 3.00%, 05/01/2054 (w)	66,300	57,163
TBA, 3.50%, 04/01/2054 (w)	64,465	57,754
TBA, 3.50%, 05/01/2054 (w)	64,465	57,795
TBA, 4.50%, 04/01/2054 (w)	4,000	3,813
TBA, 4.50%, 05/01/2054 (w)	7,800	7,438
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035	240	230
3.50%, 04/01/2035	782	747
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050	2,328	2,203
GNMA, Single Family, 30 years, TBA, 2.50%, 04/01/2054 (w)	11,300	9,635

Total Mortgage-Backed Securities (Proceeds $275,685)		274,675

Total Securities Sold Short — 2.3% (Proceeds $275,685)*		274,675

Percentages indicated are based on net assets.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Bund	111	06/2024	EUR	15,841	131
Euro Buxl	96	06/2024	EUR	13,681	384
Euro Schatz	55	06/2024	EUR	6,271	1
Long Gilt	154	06/2024	GBP	19,113	313
SOFR 3 Month	1,813	03/2024	USD	429,908	(805)
U.S. Treasury 10 Year Note	180	06/2024	USD	19,873	70
U.S. Treasury 2 Year Note	82	06/2024	USD	16,782	(14)
U.S. Treasury 5 Year Note	108	06/2024	USD	11,557	1
U.S. Treasury Long Bond	206	06/2024	USD	24,462	348
U.S. Treasury Ultra Bond	79	06/2024	USD	10,068	123
U.S. Ultra Treasury 10 Year Note	9	06/2024	USD	1,025	6

					558

Short Contracts
Euro BOBL	(490)	06/2024	EUR	(62,173)	(338)
Euro Bund	(218)	06/2024	EUR	(31,185)	(185)
SOFR 3 Month	(1,229)	06/2024	USD	(292,717)	1,244
SOFR 3 Month	(690)	09/2024	USD	(165,057)	949
SOFR 3 Month	(200)	12/2025	USD	(48,335)	212
U.S. Treasury 10 Year Note	(300)	06/2024	USD	(33,109)	(130)
U.S. Treasury 2 Year Note	(90)	06/2024	USD	(18,418)	15
U.S. Treasury 5 Year Note	(10)	06/2024	USD	(1,067)	(3)
U.S. Treasury Long Bond	(13)	06/2024	USD	(1,537)	(28)
U.S. Ultra Treasury 10 Year Note	(104)	06/2024	USD	(11,851)	(68)

					1,668

Total unrealized appreciation (depreciation)					2,226

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	393	AUD	602	Citibank, NA	04/02/2024	—	(h)
CNY	51,000	USD	7,056	Brown Brothers Harriman & Co.	04/02/2024	—	(h)
USD	1,532	CNY	11,000	Brown Brothers Harriman & Co.	04/02/2024	10
USD	418	CNY	3,000	Brown Brothers Harriman & Co.	04/02/2024	3
USD	2,465	CNY	17,700	Brown Brothers Harriman & Co.	04/02/2024	16
USD	697	CNY	5,000	Brown Brothers Harriman & Co.	04/02/2024	5
USD	7,109	CNY	51,000	Brown Brothers Harriman & Co.	04/02/2024	53
USD	1,010,556	CNY	7,251,000	Brown Brothers Harriman & Co.	04/02/2024	7,298
USD	934	CNY	6,700	Brown Brothers Harriman & Co.	04/02/2024	7
USD	1,997	DKK	13,737	Bank of America, NA	04/02/2024	10
USD	240	DKK	1,655	Morgan Stanley & Co.	04/02/2024	1
USD	5,619	EUR	5,157	Bank of America, NA	04/02/2024	56
USD	3,117	EUR	2,868	Bank of America, NA	04/02/2024	23
USD	6,061	EUR	5,600	Bank of America, NA	04/02/2024	20
USD	833	EUR	764	Barclays Bank plc	04/02/2024	9
USD	97,985	EUR	90,270	Citibank, NA	04/02/2024	596
USD	53,041	EUR	48,865	Citibank, NA	04/02/2024	323
USD	71,494	EUR	65,777	Deutsche Bank AG	04/02/2024	531
USD	98,077	EUR	90,270	Morgan Stanley & Co.	04/02/2024	688
USD	878	EUR	801	Morgan Stanley & Co.	04/02/2024	14
USD	53,091	EUR	48,865	Morgan Stanley & Co.	04/02/2024	373
USD	28,789	GBP	22,701	HSBC Bank plc	04/02/2024	137
USD	15,859	GBP	12,505	HSBC Bank plc	04/02/2024	75
GBP	22,701	USD	28,610	Morgan Stanley & Co.	04/02/2024	42
GBP	12,370	USD	15,590	Morgan Stanley & Co.	04/02/2024	23
USD	57,080	JPY	8,549,960	Morgan Stanley & Co.	04/02/2024	600
USD	7	AUD	10	Goldman Sachs International	04/03/2024	—	(h)
USD	13	AUD	20	Morgan Stanley & Co.	04/03/2024	—	(h)
USD	378	AUD	580	Morgan Stanley & Co.	04/03/2024	—	(h)
AUD	3,910	USD	2,547	Royal Bank of Canada	04/03/2024	1
USD	580	AUD	890	UBS AG London	04/03/2024	—	(h)
USD	4,057	CHF	3,560	Morgan Stanley & Co.	04/03/2024	109
USD	11	CHF	10	Morgan Stanley & Co.	04/03/2024	—	(h)
USD	11,837	CHF	10,387	Morgan Stanley & Co.	04/03/2024	319
CHF	3,570	USD	3,944	UBS AG London	04/03/2024	15
CHF	10,390	USD	11,477	UBS AG London	04/03/2024	45
CZK	224,750	USD	9,581	Goldman Sachs International	04/03/2024	1
USD	9,599	CZK	224,749	UBS AG London	04/03/2024	17
USD	1,194	DKK	8,205	Goldman Sachs International	04/03/2024	8
USD	6,974	DKK	47,907	Goldman Sachs International	04/03/2024	45
USD	31	DKK	215	Morgan Stanley & Co.	04/03/2024	—	(h)
USD	193	DKK	1,330	Morgan Stanley & Co.	04/03/2024	1
USD	326	EUR	300	Bank of America, NA	04/03/2024	2
USD	10,607	EUR	9,700	Bank of America, NA	04/03/2024	142
USD	120,578	EUR	111,140	Bank of America, NA	04/03/2024	670
USD	552	EUR	510	Bank of America, NA	04/03/2024	2

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	730	EUR	670	Bank of America, NA	04/03/2024	8
USD	739	EUR	680	Bank of America, NA	04/03/2024	5
EUR	20,291	USD	21,880	Bank of America, NA	04/03/2024	12
USD	1,169	EUR	1,080	Bank of America, NA	04/03/2024	4
USD	72,778	EUR	67,100	Bank of New York Mellon	04/03/2024	384
EUR	112,177	USD	120,980	Barclays Bank plc	04/03/2024	47
USD	120,590	EUR	111,140	Barclays Bank plc	04/03/2024	682
USD	433	EUR	400	Barclays Bank plc	04/03/2024	2
USD	256	EUR	236	Barclays Bank plc	04/03/2024	2
USD	72,779	EUR	67,106	BNP Paribas	04/03/2024	379
USD	72,806	EUR	67,100	Deutsche Bank AG	04/03/2024	412
USD	1,155	EUR	1,060	Deutsche Bank AG	04/03/2024	11
EUR	74	SEK	850	Goldman Sachs International	04/03/2024	—	(h)
USD	2,735	EUR	2,529	Morgan Stanley & Co.	04/03/2024	7
USD	6,802	EUR	6,270	Morgan Stanley & Co.	04/03/2024	38
USD	949,394	EUR	874,028	Morgan Stanley & Co.	04/03/2024	6,412
USD	1,580	EUR	1,450	Morgan Stanley & Co.	04/03/2024	16
USD	72,812	EUR	67,100	Morgan Stanley & Co.	04/03/2024	419
USD	3,000	EUR	2,775	Morgan Stanley & Co.	04/03/2024	7
USD	3,819,195	EUR	3,516,016	Morgan Stanley & Co.	04/03/2024	25,794
USD	49	EUR	45	Morgan Stanley & Co.	04/03/2024	—	(h)
USD	43	EUR	40	Morgan Stanley & Co.	04/03/2024	—	(h)
USD	19,227	EUR	17,650	Morgan Stanley & Co.	04/03/2024	184
USD	88,953	EUR	82,100	Morgan Stanley & Co.	04/03/2024	376
USD	72,833	EUR	67,100	Standard Chartered Bank	04/03/2024	439
USD	2,594	EUR	2,396	Standard Chartered Bank	04/03/2024	9
USD	120,995	EUR	111,471	Standard Chartered Bank	04/03/2024	729
USD	1,390	EUR	1,280	Standard Chartered Bank	04/03/2024	9
USD	643	EUR	590	Standard Chartered Bank	04/03/2024	7
USD	942	EUR	870	Standard Chartered Bank	04/03/2024	3
USD	1,042	EUR	960	Standard Chartered Bank	04/03/2024	7
USD	2,521	EUR	2,320	Standard Chartered Bank	04/03/2024	18
USD	1,094	EUR	1,010	Standard Chartered Bank	04/03/2024	4
USD	2,162	EUR	1,990	Standard Chartered Bank	04/03/2024	15
USD	512	EUR	470	Standard Chartered Bank	04/03/2024	5
USD	700	EUR	648	UBS AG London	04/03/2024	1
USD	1,199	EUR	1,100	UBS AG London	04/03/2024	13
USD	606	EUR	560	UBS AG London	04/03/2024	2
USD	227	EUR	210	UBS AG London	04/03/2024	—	(h)
USD	22,336	EUR	20,611	Westpac Banking Corp.	04/03/2024	99
USD	344	GBP	270	Bank of America, NA	04/03/2024	3
USD	57,748	GBP	45,656	Bank of New York Mellon	04/03/2024	123
USD	3,510	GBP	2,779	BNP Paribas	04/03/2024	3
USD	57,755	GBP	45,660	BNP Paribas	04/03/2024	125
USD	57,776	GBP	45,660	Deutsche Bank AG	04/03/2024	145
USD	639,292	GBP	505,507	Goldman Sachs International	04/03/2024	1,263
USD	1,269	GBP	1,005	Morgan Stanley & Co.	04/03/2024	—	(h)
USD	13,537	GBP	10,700	Morgan Stanley & Co.	04/03/2024	32

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	57,784	GBP	45,660	Morgan Stanley & Co.	04/03/2024	154
USD	1,054	GBP	830	Morgan Stanley & Co.	04/03/2024	7
USD	57,823	GBP	45,660	Standard Chartered Bank	04/03/2024	193
USD	187,111	GBP	147,994	UBS AG London	04/03/2024	320
USD	392	GBP	310	UBS AG London	04/03/2024	—	(h)
USD	901	GBP	710	UBS AG London	04/03/2024	4
USD	191	GBP	150	UBS AG London	04/03/2024	2
GBP	141,890	USD	179,064	UBS AG London	04/03/2024	24
USD	347	GBP	275	UBS AG London	04/03/2024	—	(h)
USD	709	GBP	561	UBS AG London	04/03/2024	1
USD	24	HKD	190	Toronto-Dominion Bank (The)	04/03/2024	—	(h)
USD	230	HUF	83,930	Citibank, NA	04/03/2024	—	(h)
USD	4,652	HUF	1,692,556	Goldman Sachs International	04/03/2024	15
HUF	1,776,490	USD	4,853	Goldman Sachs International	04/03/2024	14
USD	72	JPY	10,670	Goldman Sachs International	04/03/2024	1
USD	539	JPY	80,320	Morgan Stanley & Co.	04/03/2024	9
USD	21,584	JPY	3,223,506	Morgan Stanley & Co.	04/03/2024	287
USD	691	NOK	7,315	Morgan Stanley & Co.	04/03/2024	17
USD	4,402	NOK	46,695	Morgan Stanley & Co.	04/03/2024	100
USD	299	NZD	492	Morgan Stanley & Co.	04/03/2024	5
NZD	492	USD	293	UBS AG London	04/03/2024	1
PLN	53,440	USD	13,360	Morgan Stanley & Co.	04/03/2024	19
USD	13,415	PLN	53,438	Westpac Banking Corp.	04/03/2024	37
USD	6,483	RON	29,755	Goldman Sachs International	04/03/2024	24
RON	29,760	USD	6,459	Goldman Sachs International	04/03/2024	2
USD	7,819	SEK	80,810	Morgan Stanley & Co.	04/03/2024	269
USD	3,346	SEK	34,588	Morgan Stanley & Co.	04/03/2024	115
USD	52	SEK	540	Morgan Stanley & Co.	04/03/2024	2
USD	31	SEK	325	Morgan Stanley & Co.	04/03/2024	1
SGD	591	USD	437	Bank of America, NA	04/03/2024	—	(h)
USD	440	SGD	591	Morgan Stanley & Co.	04/03/2024	2
USD	7,066	AUD	10,547	Morgan Stanley & Co.	04/19/2024	190
USD	10,197	CAD	13,708	Morgan Stanley & Co.	04/19/2024	75
USD	118	CAD	159	Morgan Stanley & Co.	04/19/2024	1
USD	2,924	CHF	2,476	Morgan Stanley & Co.	04/19/2024	173
USD	967	CZK	22,045	Morgan Stanley & Co.	04/19/2024	27
USD	686	DKK	4,651	HSBC Bank plc	04/19/2024	13
USD	306	EUR	282	Bank of America, NA	04/19/2024	1
USD	405	EUR	371	Bank of America, NA	04/19/2024	5
USD	2,774	EUR	2,555	Morgan Stanley & Co.	04/19/2024	16
USD	384	EUR	355	Morgan Stanley & Co.	04/19/2024	—	(h)
USD	1,227	EUR	1,123	Morgan Stanley & Co.	04/19/2024	15
USD	163	HUF	57,471	Bank of America, NA	04/19/2024	6
USD	304	HUF	105,891	Goldman Sachs International	04/19/2024	15
USD	353	NOK	3,663	Citibank, NA	04/19/2024	15
USD	699	NZD	1,136	Citibank, NA	04/19/2024	20
USD	578	RON	2,629	Barclays Bank plc	04/19/2024	8
USD	1,112	SEK	11,538	Goldman Sachs International	04/19/2024	33

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	1,650	CNH	11,797	Bank of America, NA	04/24/2024	25
USD	419	CNH	3,010	HSBC Bank plc	04/24/2024	4
USD	1,307	CNH	9,330	Morgan Stanley & Co.	04/24/2024	22
USD	473	CNH	3,434	Morgan Stanley & Co.	04/24/2024	—	(h)
USD	54,783	CNH	391,211	Morgan Stanley & Co.	04/24/2024	876
USD	72	AUD	110	Deutsche Bank AG	05/02/2024	—	(h)
USD	26	AUD	40	Morgan Stanley & Co.	05/02/2024	—	(h)
CAD	4,088	USD	3,013	Morgan Stanley & Co.	05/02/2024	6
CHF	40	USD	44	Bank of America, NA	05/02/2024	—	(h)
CHF	125	EUR	128	Bank of America, NA	05/02/2024	1	(h)
CHF	200	USD	222	Goldman Sachs International	05/02/2024	1
USD	22	CHF	20	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	234	CHF	210	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	239	CHF	215	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	33	CHF	30	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	986	DKK	6,759	Bank of America, NA	05/02/2024	7
USD	6,943	DKK	47,910	Bank of America, NA	05/02/2024	3
USD	1,413	DKK	9,750	Bank of America, NA	05/02/2024	—	(h)
USD	1,251	DKK	8,605	BNP Paribas	05/02/2024	5
USD	9	DKK	65	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	121,626	EUR	112,545	Bank of America, NA	05/02/2024	61
USD	120,870	EUR	111,845	Bank of America, NA	05/02/2024	61
USD	1,946,664	EUR	1,799,366	Bank of New York Mellon	05/02/2024	3,084
USD	843	EUR	780	Barclays Bank plc	05/02/2024	1
USD	5,677	EUR	5,250	Barclays Bank plc	05/02/2024	6
USD	98,129	EUR	90,363	Citibank, NA	05/02/2024	524
USD	53,307	EUR	49,088	Citibank, NA	05/02/2024	285
USD	779	EUR	720	Deutsche Bank AG	05/02/2024	1
USD	122,013	EUR	112,885	Deutsche Bank AG	05/02/2024	80
USD	904,748	EUR	836,150	Goldman Sachs International	05/02/2024	1,583
USD	2,911	EUR	2,692	HSBC Bank plc	05/02/2024	3
USD	82,926	EUR	76,534	Morgan Stanley & Co.	05/02/2024	258
USD	6,087	EUR	5,630	Morgan Stanley & Co.	05/02/2024	6
USD	21,625	EUR	20,000	Morgan Stanley & Co.	05/02/2024	22
USD	81	EUR	75	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	1,276	EUR	1,180	Morgan Stanley & Co.	05/02/2024	1
USD	43,358	EUR	40,100	Morgan Stanley & Co.	05/02/2024	44
USD	53,216	EUR	49,088	Morgan Stanley & Co.	05/02/2024	195
USD	9,477	EUR	8,765	Morgan Stanley & Co.	05/02/2024	10
USD	5,277	EUR	4,880	Morgan Stanley & Co.	05/02/2024	5
USD	200	EUR	185	Morgan Stanley & Co.	05/02/2024	—	(h)
USD	97,963	EUR	90,363	Morgan Stanley & Co.	05/02/2024	358
USD	121,747	EUR	112,545	Standard Chartered Bank	05/02/2024	182
USD	120,989	EUR	111,845	Standard Chartered Bank	05/02/2024	180
USD	1,947,152	EUR	1,799,370	UBS AG London	05/02/2024	3,568
USD	96,260	GBP	76,225	Bank of America, NA	05/02/2024	37
USD	96,571	GBP	76,455	Deutsche Bank AG	05/02/2024	57
USD	354	GBP	280	Deutsche Bank AG	05/02/2024	—	(h)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	509	GBP	403	HSBC Bank plc	05/02/2024	— (h)
USD	6,671	GBP	5,280	Morgan Stanley & Co.	05/02/2024	6
USD	234	GBP	185	Morgan Stanley & Co.	05/02/2024	— (h)
USD	2,937	GBP	2,325	Morgan Stanley & Co.	05/02/2024	3
USD	11,497	GBP	9,100	Morgan Stanley & Co.	05/02/2024	10
USD	96,348	GBP	76,225	Standard Chartered Bank	05/02/2024	125
USD	651,668	GBP	516,207	UBS AG London	05/02/2024	31
USD	708	GBP	561	UBS AG London	05/02/2024	— (h)
USD	24	HKD	190	Bank of New York Mellon	05/02/2024	— (h)
JPY	25,559	USD	170	Bank of America, NA	05/02/2024	— (h)
USD	21,997	JPY	3,314,496	Bank of New York Mellon	05/02/2024	2
USD	329	JPY	49,560	Deutsche Bank AG	05/02/2024	— (h)
USD	56,873	JPY	8,549,960	Goldman Sachs International	05/02/2024	134
USD	4,991	NOK	54,010	Bank of America, NA	05/02/2024	12
USD	343	PLN	1,370	Morgan Stanley & Co.	05/02/2024	1
USD	703	RON	3,235	Morgan Stanley & Co.	05/02/2024	1
USD	51	SEK	540	Bank of America, NA	05/02/2024	— (h)
USD	3,273	SEK	34,913	Bank of America, NA	05/02/2024	8
USD	7,242	SEK	77,240	Bank of America, NA	05/02/2024	17
USD	25	SEK	270	Morgan Stanley & Co.	05/02/2024	— (h)
USD	233	SEK	2,485	Morgan Stanley & Co.	05/02/2024	— (h)
USD	94	SEK	1,005	Morgan Stanley & Co.	05/02/2024	— (h)
USD	1,784	IDR	27,858,741	Barclays Bank plc	06/20/2024	30
USD	1,004	IDR	15,604,552	Morgan Stanley & Co.	06/20/2024	22
USD	799	ILS	2,907	Goldman Sachs International	06/20/2024	5
USD	2,585	KRW	3,374,950	UBS AG London	06/20/2024	67
MXN	2,566	USD	150	Barclays Bank plc	06/20/2024	2
USD	1,315	MYR	6,136	Goldman Sachs International	06/20/2024	12
USD	753	MYR	3,510	Morgan Stanley & Co.	06/20/2024	8
USD	175	PEN	645	Citibank, NA	06/20/2024	2
USD	1,268	SGD	1,689	Morgan Stanley & Co.	06/20/2024	13
USD	696	THB	24,499	Goldman Sachs International	06/20/2024	20
USD	1,354	THB	48,057	Morgan Stanley & Co.	06/20/2024	28
USD	337	CLP	319,372	Citibank, NA	06/21/2024	11

Total unrealized appreciation						64,915

AUD	602	USD	396	HSBC Bank plc	04/02/2024	(3)
CAD	4,088	USD	3,029	Goldman Sachs International	04/02/2024	(11)
USD	3,012	CAD	4,088	Morgan Stanley & Co.	04/02/2024	(6)
CNY	7,363,200	USD	1,019,128	Brown Brothers Harriman & Co.	04/02/2024	(345)
EUR	919	USD	996	Bank of America, NA	04/02/2024	(4)
EUR	765	USD	837	Barclays Bank plc	04/02/2024	(12)
EUR	90,363	USD	98,011	Citibank, NA	04/02/2024	(524)
EUR	49,088	USD	53,243	Citibank, NA	04/02/2024	(284)
EUR	1,120	USD	1,214	HSBC Bank plc	04/02/2024	(5)
EUR	76,534	USD	82,825	Morgan Stanley & Co.	04/02/2024	(256)
EUR	1,000	USD	1,097	Morgan Stanley & Co.	04/02/2024	(18)
EUR	49,088	USD	53,152	Morgan Stanley & Co.	04/02/2024	(194)
EUR	90,363	USD	97,845	Morgan Stanley & Co.	04/02/2024	(357)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	58	USD	73	Barclays Bank plc	04/02/2024	(—	)(h)
GBP	135	USD	171	Morgan Stanley & Co.	04/02/2024	(1)
JPY	8,549,960	USD	56,615	Goldman Sachs International	04/02/2024	(135)
USD	632	AUD	970	Bank of New York Mellon	04/03/2024	(—	)(h)
USD	936	AUD	1,440	Bank of New York Mellon	04/03/2024	(2)
EUR	128	CHF	125	Bank of America, NA	04/03/2024	(1	)(h)
USD	44	CHF	40	Bank of America, NA	04/03/2024	(—	)(h)
USD	221	CHF	200	Goldman Sachs International	04/03/2024	(1)
CHF	200	USD	228	Morgan Stanley & Co.	04/03/2024	(6)
CHF	125	EUR	131	UBS AG London	04/03/2024	(3)
CHF	40	USD	46	Westpac Banking Corp.	04/03/2024	(1)
DKK	9,750	USD	1,411	Bank of America, NA	04/03/2024	(—	)(h)
DKK	47,910	USD	6,933	Bank of America, NA	04/03/2024	(3)
EUR	111,845	USD	120,729	Bank of America, NA	04/03/2024	(60)
EUR	112,545	USD	121,484	Bank of America, NA	04/03/2024	(61)
EUR	1,799,366	USD	1,944,395	Bank of New York Mellon	04/03/2024	(3,074)
EUR	7,040	USD	7,628	Barclays Bank plc	04/03/2024	(32)
EUR	196	USD	212	Barclays Bank plc	04/03/2024	(1	)(h)
EUR	13,565	USD	14,698	Citibank, NA	04/03/2024	(62)
EUR	112,885	USD	121,871	Deutsche Bank AG	04/03/2024	(80)
EUR	9,000	USD	9,751	Deutsche Bank AG	04/03/2024	(41)
EUR	836,150	USD	903,694	Goldman Sachs International	04/03/2024	(1,579)
SEK	850	EUR	76	Goldman Sachs International	04/03/2024	(3)
EUR	185	USD	200	Morgan Stanley & Co.	04/03/2024	(1)
EUR	220	USD	238	Morgan Stanley & Co.	04/03/2024	(1)
EUR	33,000	USD	35,755	Morgan Stanley & Co.	04/03/2024	(152)
EUR	28,730	USD	31,128	Morgan Stanley & Co.	04/03/2024	(132)
EUR	111,845	USD	120,849	Standard Chartered Bank	04/03/2024	(180)
EUR	112,545	USD	121,605	Standard Chartered Bank	04/03/2024	(181)
EUR	210	USD	228	UBS AG London	04/03/2024	(1)
EUR	645	USD	700	UBS AG London	04/03/2024	(4)
EUR	1,799,370	USD	1,944,885	UBS AG London	04/03/2024	(3,560)
GBP	76,225	USD	96,245	Bank of America, NA	04/03/2024	(38)
GBP	2,825	USD	3,574	Citibank, NA	04/03/2024	(9)
GBP	4,440	USD	5,617	Deutsche Bank AG	04/03/2024	(13)
GBP	76,455	USD	96,555	Deutsche Bank AG	04/03/2024	(57)
GBP	58	USD	73	Goldman Sachs International	04/03/2024	(—	)(h)
GBP	4,555	USD	5,763	Morgan Stanley & Co.	04/03/2024	(14)
GBP	76,225	USD	96,333	Standard Chartered Bank	04/03/2024	(125)
GBP	561	USD	708	UBS AG London	04/03/2024	(—	)(h)
GBP	516,207	USD	651,567	UBS AG London	04/03/2024	(33)
HKD	190	USD	24	Bank of New York Mellon	04/03/2024	(—	)(h)
JPY	3,314,496	USD	21,900	Bank of New York Mellon	04/03/2024	(2)
NOK	54,010	USD	4,987	Bank of America, NA	04/03/2024	(12)
SEK	540	USD	51	Bank of America, NA	04/03/2024	(—	)(h)
SEK	34,913	USD	3,269	Bank of America, NA	04/03/2024	(7)
SEK	77,240	USD	7,234	Bank of America, NA	04/03/2024	(17)
SEK	3,575	USD	346	Citibank, NA	04/03/2024	(12)
AUD	107	USD	70	Morgan Stanley & Co.	04/19/2024	(—	)(h)
JPY	245,511	USD	1,720	Bank of America, NA	04/19/2024	(94)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	820	PLN	3,307	HSBC Bank plc	04/19/2024	(8)
CNH	472	USD	66	Barclays Bank plc	04/24/2024	(1)
AUD	602	USD	393	Citibank, NA	05/02/2024	(—	)(h)
USD	2,549	AUD	3,910	Royal Bank of Canada	05/02/2024	(1)
USD	3,957	CHF	3,570	UBS AG London	05/02/2024	(15)
USD	11,514	CHF	10,390	UBS AG London	05/02/2024	(45)
USD	9,579	CZK	224,750	Goldman Sachs International	05/02/2024	(1)
USD	21,905	EUR	20,291	Bank of America, NA	05/02/2024	(12)
USD	121,121	EUR	112,177	Barclays Bank plc	05/02/2024	(47)
SEK	850	EUR	74	Goldman Sachs International	05/02/2024	(—	)(h)
EUR	210	USD	227	UBS AG London	05/02/2024	(—	)(h)
EUR	647	USD	700	UBS AG London	05/02/2024	(1)
USD	28,614	GBP	22,701	Morgan Stanley & Co.	05/02/2024	(42)
USD	15,593	GBP	12,370	Morgan Stanley & Co.	05/02/2024	(23)
GBP	10	USD	13	Morgan Stanley & Co.	05/02/2024	(—	)(h)
USD	179,091	GBP	141,890	UBS AG London	05/02/2024	(25)
USD	4,843	HUF	1,776,490	Goldman Sachs International	05/02/2024	(14)
USD	293	NZD	492	UBS AG London	05/02/2024	(1)
USD	13,356	PLN	53,440	Morgan Stanley & Co.	05/02/2024	(19)
USD	6,456	RON	29,760	Goldman Sachs International	05/02/2024	(—	)(h)
USD	438	SGD	591	Bank of America, NA	05/02/2024	(—	)(h)
USD	8,607	CNY	62,000	Brown Brothers Harriman & Co.	05/07/2024	(5)
USD	1,022,466	CNY	7,363,200	Brown Brothers Harriman & Co.	05/07/2024	(229)
KRW	996,606	USD	760	Citibank, NA	06/20/2024	(17)
USD	1,872	MXN	31,682	Morgan Stanley & Co.	06/20/2024	(10)
USD	115	MYR	540	Morgan Stanley & Co.	06/20/2024	(—	)(h)
USD	35	PEN	134	Barclays Bank plc	06/20/2024	(1)
USD	51	THB	1,870	Standard Chartered Bank	06/20/2024	(—	)(h)

Total unrealized depreciation						(12,327)

Net unrealized appreciation (depreciation)						52,588

OTC Interest Rate Swaps contracts outstanding as of March 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR 5,000	(—	)(h)	(84)	(84)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.88% quarterly	Pay	Morgan Stanley & Co.	11/23/2030	MYR 1,030	—		2	2
CFETS China Fixing Repo Rates 7 Day	2.36% quarterly	Pay	Morgan Stanley & Co.	09/01/2030	CNY 7,000	—		12	12

Total						(—	)(h)	(70)	(70)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		9		(2)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi- annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(3)		(3)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.24% annually	Pay	02/02/2026	JPY	120,000	—	(h)	(—	)(h)	— (h)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(32)		(7)		(39)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	975,000	(162)		20		(142)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	300,000	70		(10)		60
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	780,000	257		(50)		207
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi- annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(23)		(23)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(39)		(4)		(43)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	245,000	(98)		(2)		(100)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.01% annually	Pay	07/08/2034	JPY	200,000	(95)	(16)	(111)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(79)	(18)	(97)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	210,000	(224)	(11)	(235)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	115,000	(141)	(9)	(150)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2054	JPY	185,000	(333)	26	(307)
BBSW ASX Australian 6 Month	2.50% semi- annually	Pay	12/03/2025	AUD	3,390	269	(342)	(73)
BBSW ASX Australian 6 Month	2.75% semi- annually	Pay	12/03/2030	AUD	1,035	144	(199)	(55)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	485	(42)	5	(37)
BBSW ASX Australian 6 Month	2.80% semi- annually	Pay	12/03/2033	AUD	2,350	(213)	35	(178)
Canadian Overnight Repo Rate Average	4.45% semi- annually	Pay	12/03/2024	CAD	13,145	45	(87)	(42)
Canadian Overnight Repo Rate Average	3.65% semi- annually	Pay	12/03/2027	CAD	10,850	133	(184)	(51)
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2029	CAD	2,325	52	(59)	(7)
Canadian Overnight Repo Rate Average	3.45% semi- annually	Pay	12/03/2032	CAD	3,490	40	(55)	(15)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)		UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Canadian Overnight Repo Rate Average	3.50% semi- annually	Pay	12/03/2033	CAD	800	(2)		3	1
Canadian Overnight Repo Rate Average	3.55% semi- annually	Pay	12/03/2042	CAD	1,895	56		(67)	(11)
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2052	CAD	1,510	36		(58)	(22)
Canadian Overnight Repo Rate Average	3.30% semi- annually	Pay	12/03/2053	CAD	860	23		(33)	(10)
CFETS China Fixing Repo Rates 7 Day	2.30% quarterly	Pay	05/11/2025	CNY	19,045	12		(1)	11
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	9	9
CFETS China Fixing Repo Rates 7 Day	2.40% quarterly	Pay	05/11/2026	CNY	5,970	7		1	8
CFETS China Fixing Repo Rates 7 Day	2.60% quarterly	Pay	05/11/2028	CNY	34,750	48		57	105
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(95)	(95)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)		(329)	(511)
GPW Benchmark WIBID/WIBOR PLN 6 Months	4.82% semi- annually	Pay	11/28/2030	PLN	1,000	—	(h)	(2)	(2)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	08/04/2024	KRW	1,448,000	—	(h)	(3)	(3)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(64)	(64)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	—	(h)	(4)	(4)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(10)	(18)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(211)	(211)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(426)	(509)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)		(15)	(28)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	03/10/2033	KRW	1,068,660	(17)		12	(5)
KRW Certificate of Deposit 3 Month	3.61% quarterly	Pay	11/24/2033	KRW	805,000	—	(h)	18	18

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2024 (continued):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)	2	(1)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	— (h)	(189)	(189)
SONIA Interest Rate Benchmark	1.00% annually	Receive	05/08/2026	GBP	1,330	(115)	(58)	(173)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2029	GBP	2,010	(309)	(92)	(401)
SONIA Interest Rate Benchmark	1.10% annually	Receive	05/08/2030	GBP	4,590	1,147	(208)	939
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	165	(50)	3	(47)
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(140)	9	(131)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381	36	417
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	300	(1,249)	(949)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	1,155	(638)	26	(612)
Swiss Average Rate ON Intraday Value	2.00% annually	Pay	05/08/2030	CHF	1,700	80	34	114
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2	(15)	(13)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	— (h)	33	33
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	— (h)	(63)	(63)
United States SOFR	1.75% annually	Pay	06/15/2025	USD	15,200	(730)	(269)	(999)
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	129	61	190
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	449	(5)	444
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	802	802
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	(3,606)	424	(3,182)
United States SOFR	4.25% annually	Receive	03/20/2029	USD	15,800	(513)	334	(179)
United States SOFR	3.50% annually	Pay	12/20/2030	USD	14,000	484	(83)	401
United States SOFR	3.75% annually	Receive	06/20/2031	USD	2,500	14	(3)	11
United States SOFR	3.75% annually	Receive	06/20/2031	USD	19,200	(121)	37	(84)
United States SOFR	3.50% annually	Receive	12/20/2033	USD	45,100	2,149	(677)	1,472
United States SOFR	3.25% annually	Receive	12/20/2053	USD	7,200	834	(314)	520

Total						(838)	(3,626)	(4,464)

(a)	Value of floating rate index as of March 31, 2024 was as follows:

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.59%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.07%
BBSW ASX Australian 6 Month	4.55%
Canadian Overnight Repo Rate Average	5.05%
CFETS China Fixing Repo Rates 7 Day	2.30%
Colombia IBR Overnight Nominal Interbank Reference Rate	11.39%
ESTR Volume Weighted Trimmed Mean Rate	3.90%
GPW Benchmark WIBID/WIBOR PLN 6 Months	5.66%
KRW Certificate of Deposit 3 Month	3.64%
SONIA Interest Rate Benchmark	5.19%
Swiss Average Rate ON Intraday Value	1.46%
Thailand Overnight Repo Rate ON	2.49%
United States SOFR	5.34%

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of March 31, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.42-V1	1.00%	quarterly	06/20/2029	0.51	USD	25,740	(560)	(30)	(590)

Total							(560)	(30)	(590)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Written Put Option contracts on securities as of March 31, 2024:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 04/11/2054	Citigroup Global Markets, Inc.	(5,000)	USD	(967)	USD	97.59	04/04/2024	$(10)
FNMA or FHLMC, Single Family, 30 years, TBA, 5.00%, 04/11/2054	Citigroup Global Markets, Inc.	(8,000)	USD	(1,657)	USD	97.63	04/04/2024	(17)

Total Written Options Contracts (Premiums Received $41)								(27)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Reverse Repurchase Agreements

COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
BofA Securities, Inc.	5.44%	3/13/2024	4/11/2024	(26,879)	(2,077)	2,077	—
Citigroup Global Markets Ltd.	5.44%	3/13/2024	4/11/2024	(92,388)	(15,058)	15,058	—
Wells Fargo Bank NA	5.45%	3/18/2024	4/11/2024	(9,907)	(5,037)	5,037	—
Wells Fargo Bank NA	5.45%	3/19/2024	4/11/2024	(4,457)	(4,466)	4,466	—

					(26,638)

Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements

	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	(26,638)	—	—	(26,638)

Payable for Reverse Repurchase Agreements					(26,638)

Sale-Buyback Transactions

COUNTERPARTY	BORROWING DATE	MATURITY DATE	BORROWING RATE	AMOUNT BORROWED	PAYABLE FOR SALE-BUYBACK TRANSACTIONS
BNP Paribas SA	3/13/2024	4/18/2014	5.48%	(2,869)	(2,877)

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of March 31, 2024.
ASX	—	Australian Stock Exchange
BAM	—	Insured by Build America Mutual
BBSW	—	Bank Bill Swap Rate
CDX	—	Credit Default Swap Index
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
CPI	—	Consumer Price Index
EURIBOR	—	Euro Interbank Offered Rate
ESTR	—	Euro short-term rate
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBR	—	Indicador Bancario de Referencia
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2024. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMICS	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Interbank Average Rate
STRIP	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2024.
TBA	—	To Be Announced
TONAR	—	Tokyo Overnight Average Rate
VA	—	Veterans Administration
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024
(dd)		All or a portion of these U.S. Treasury Obligations were purchased in a sale-buyback transaction. The value of these securities total $2,885, which represents 0.02% of total net assets.
(ee)	—	Approximately $2,150 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $755 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	—	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(jj)	—	Approximately $63 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan
CNY	—	Chinese Yuan
COP	—	Chinese Yuan
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare - Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $868)	1,000	483

Municipal Bonds — 98.2% (t)
Alabama — 3.7%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,006
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,241
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,070
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,094
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,178
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	7,152
Series A, Rev., 5.00%, 11/01/2039	10,000	11,071
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,074
Auburn University, Series A, Rev., 4.00%, 06/01/2041	7,000	6,882
Black Belt Energy Gas District,
Rev., 4.00%, 06/01/2051 (z)	23,030	23,214
Series A, Rev., 5.25%, 05/01/2055 (z)	2,000	2,161
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	2,009
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 4.29%, 04/01/2053 (aa)	9,250	8,952
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	4,845	5,229
Series C1, Rev., 5.25%, 02/01/2053 (z)	9,000	9,514
Series C, Rev., 5.50%, 10/01/2054 (z)	5,000	5,474
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	3,930	3,973
Black Belt Energy Gas District, Gas Project,
Series D1, Rev., 5.50%, 06/01/2049 (z)	7,100	7,567
Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,287
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	13,120	13,182
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	4,910	4,858
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	6,810	6,835
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	5,016
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	9,005	9,052
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,275
County of Jefferson Sewer Revenue, Warrants,
Rev., 5.00%, 10/01/2035	2,285	2,597
Rev., 5.00%, 10/01/2036	1,455	1,639
Rev., 5.00%, 10/01/2037	7,685	8,564
Rev., 5.00%, 10/01/2038	2,190	2,423
Rev., 5.00%, 10/01/2039	4,285	4,709
Rev., 5.25%, 10/01/2049	3,805	4,083
Energy Southeast A Cooperative District,
Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,624
Series B1, Rev., 5.75%, 04/01/2054 (z)	650	719

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,681
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,680
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,061
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,629
Hoover Industrial Development Board, United States Steel Corporation, Rev., AMT, 5.75%, 10/01/2049	3,500	3,620
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,173
Industrial Development Board of the City of Mobile Alabama, Alabama Power Co. Barry Plant, Rev., 3.65%, 07/15/2034 (z)	8,795	8,765
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,262
Madison Water & Wastewater Board, Rev., 5.25%, 12/01/2048	1,700	1,912
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	969
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	100
Southeast Alabama Gas Supply District, Project No. 1, Series A, Rev., 5.00%, 08/01/2054 (z)	21,175	22,640
Southeast Alabama Gas Supply District, Project No. 2, Rev., 5.00%, 06/01/2049 (z)	20,485	21,967
Southeast Energy Authority A Cooperative District, Project #4, Series B1, Rev., 5.00%, 05/01/2053 (z)	5,825	6,036
Southeast Energy Authority A Cooperative District, Project #6,
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 06/01/2030	2,225	2,359
Series B, Rev., LIQ: Royal Bank of Canada, 5.00%, 01/01/2054 (z)	10,000	10,578
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,560
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,961
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,943
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,929
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,774
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,935
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,636
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, Rev., 4.50%, 05/01/2032 (e)	777	781
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,775
University of South Alabama, Rev., AGM, 4.00%, 11/01/2035	2,000	2,009

		330,459

Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,475	1,432
Alaska Housing Finance Corp., General Mortgage Revenue II, Series A, Rev., 4.50%, 06/01/2044	5,000	5,002
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	1,038
Rev., 5.00%, 12/01/2032	945	1,066
City of Anchorage Electric Revenue, Senior Lien, Series A, Rev., 5.00%, 12/01/2041 (p)	1,000	1,010
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	1,261
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,016
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,111
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,493

		19,429

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — 1.4%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,675
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,727
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,610	1,518
Series A, Rev., 4.00%, 09/01/2035	225	226
Series A, Rev., 4.00%, 09/01/2036	250	250
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	125
Series A, Rev., 5.00%, 07/01/2026	125	128
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,718
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,296
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	475	425
Rev., 4.00%, 12/15/2041 (e)	500	427
Rev., 4.00%, 12/15/2051 (e)	700	541
Arizona Industrial Development Authority, Sustainable Bonds Equitable, Rev., 5.00%, 11/01/2028	2,870	3,055
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,180
Series C, Rev., 5.00%, 07/01/2042	2,000	2,057
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	105
Series B, Rev., 5.00%, 07/01/2042	2,000	2,089
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,091
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,947
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	247
City of Mesa, GO, 5.00%, 07/01/2042	2,665	3,022
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,089
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,087
Series A, Rev., 5.00%, 07/01/2031	2,000	2,179
Series A, Rev., 5.00%, 07/01/2032	1,000	1,088
Series A, Rev., 5.00%, 07/01/2034	3,785	4,212
Series B, Rev., 5.00%, 07/01/2024	130	130
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,066
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,576
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,153
City of Phoenix, Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,690
City of Phoenix, Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,536
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	545
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,069
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	985

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,534
Rev., 4.00%, 06/15/2027 (e)	2,680	2,641
Rev., 4.00%, 06/15/2030 (e)	1,510	1,469
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,963
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,111
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,310
Series A, Rev., 4.00%, 01/01/2041	4,000	3,986
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	4,280	3,535
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,277
Maricopa County Unified School District No. 69 Paradise Valley, GO, 4.00%, 07/01/2036	1,170	1,200
Maricopa County Unified School District No. 97-Deer Valley, Series E, GO, 5.00%, 07/01/2025	500	510
Salt River Project Agricultural Improvement & Power District,
Series A, Rev., 5.00%, 12/01/2036	5,000	5,081
Series A, Rev., 5.00%, 12/01/2045	8,300	8,445
Salt River Project Agricultural Improvement & Power District, Salt River Project,
Series A, Rev., 5.00%, 01/01/2026	3,000	3,099
Series B, Rev., 5.00%, 01/01/2044	3,325	3,732
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	448
The Industrial Development Authority of the City of Phoenix Arizona, Republic Services, Inc., Rev., AMT, 4.10%, 12/01/2035 (z)	3,125	3,123

		124,718

Arkansas — 0.2%
Arkansas Development Finance Authority, Rev., 5.00%, 06/01/2027	535	569
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,002
Arkansas Development Finance Authority, Big River Steel Project,
Rev., AMT, 4.50%, 09/01/2049 (e)	3,130	3,088
Rev., AMT, 4.75%, 09/01/2049 (e)	7,000	7,000
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,061

		14,720

California — 9.5%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	68
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,950
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,814
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,362
Anaheim Union High School District, Capital Appreciation Election 2002, GO, NATL, Zero Coupon, 08/01/2028	2,175	1,910
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,200
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 4.09%, 04/01/2056 (aa)	2,675	2,645
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 4.05%, 04/01/2056 (aa)	5,000	4,882
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,245

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	9,655	9,710
California Community Choice Financing Authority, Clean Energy Project Revenue, Rev., 5.00%, 05/01/2054 (z)	20,000	21,534
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,891
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	11,040	11,667
Rev., 5.00%, 12/01/2053 (z)	6,160	6,506
Rev., 5.00%, 02/01/2054 (z)	3,245	3,473
Rev., 5.25%, 01/01/2054 (z)	14,375	15,148
California Community Choice Financing Authority, Sustainability Bonds Clean Energy, Rev., 5.25%, 11/01/2054 (z)	17,825	19,176
California Community Choice Financing Authority, Sustainable Bond Clean Energy, Rev., 5.50%, 10/01/2054 (z)	2,220	2,448
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	11
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation, Rev., 5.00%, 06/01/2032	340	378
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	284
Rev., 5.00%, 06/01/2032	250	278
Rev., 5.00%, 06/01/2033	300	333
Rev., 5.00%, 06/01/2049	250	259
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	201
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	212
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	969
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,122
California Health Facilities Financing Authority, Children’s Hospital of Orange,
Rev., 3.00%, 11/01/2039	3,765	3,326
Rev., 4.00%, 11/01/2035	1,460	1,537
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,056
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2037	3,000	3,045
Series A, Rev., 4.00%, 04/01/2038	3,500	3,529
Series A, Rev., 5.00%, 04/01/2033	3,000	3,327
California Health Facilities Financing Authority, Episcopal Communities & Service,
Rev., 5.00%, 11/15/2038	570	623
Rev., 5.00%, 11/15/2043	570	610
California Health Facilities Financing Authority, Initial Entrance Fees, Series A, Rev., 3.85%, 11/15/2027	40	40
California Health Facilities Financing Authority, Kaiser Permanente,
Series A2, Rev., 4.00%, 11/01/2044	3,000	3,009
Series A-1-S, Rev., 5.00%, 11/01/2027	2,500	2,708
Series A-2, Rev., 4.00%, 11/01/2038	6,270	6,342
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,281
California Health Facilities Financing Authority, Stanford Health Care,
Rev., 3.00%, 08/15/2054 (z)	5,000	4,983
Series A, Rev., 5.00%, 11/15/2030	2,000	2,167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Sutter Health,
Series A, Rev., 4.00%, 11/15/2048	2,240	2,151
Series A, Rev., 5.00%, 08/15/2043 (p)	465	477
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,069
California Housing Finance Agency, Series 2021-1, Rev., 3.50%, 11/20/2035	1,432	1,343
California Housing Finance Agency, Social Certificates, Series A
Rev., 3.25%, 08/20/2036	9,301	8,576
Rev., 4.25%, 01/15/2035	2,323	2,324
California Housing Finance Agency, Symphony at Del Sur, Rev., 5.00%, 05/01/2054 (z)	425	438
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	989
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.34%, 12/01/2050 (aa)	1,370	1,338
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,287
California Infrastructure and Economic Development Bank, Brightline West Passenger, Rev., AMT, 3.95%, 01/01/2050 (e) (z)	19,030	18,982
California Municipal Finance Authority, Community Facilities No. 2023-5 Improvement, Special Tax, 5.50%, 09/01/2048	600	619
California Municipal Finance Authority, Draw Down Waste Management, Rev., AMT, 4.80%, 11/01/2041 (z)	1,460	1,464
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	972
Rev., 4.00%, 09/15/2035	960	1,004
Rev., 4.00%, 09/15/2036	1,000	1,032
California Municipal Finance Authority, Republic Services, Rev., AMT, 4.38%, 09/01/2053 (z)	4,350	4,545
California Municipal Finance Authority, Republic Services, Inc., Rev., AMT, 3.88%, 03/01/2054 (z)	550	551
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,032
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	772
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	279
California Municipal Finance Authority, Sustainable Bond, Rev., AMT, 4.00%, 12/15/2042 (e) (z)	5,000	4,990
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,980	2,636
California Municipal Finance Authority, United Airlines, Inc. Project, Rev., AMT, 4.00%, 07/15/2029	2,500	2,479
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 4.10%, 10/01/2045 (z)	4,125	4,122
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,725
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,502
Rev., AMT, 5.00%, 11/21/2045 (e)	6,000	6,003
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,383
California Pollution Control Financing Authority, Republic Services, Inc.,
Rev., AMT, 4.00%, 11/01/2042 (e) (z)	4,100	4,099
Rev., AMT, 4.13%, 07/01/2043 (e) (z)	8,350	8,334

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	70	70
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	305
California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.00%, 10/15/2032	1,000	1,019
California Public Finance Authority, Sharp Healthcare, Series A, Rev., 5.00%, 08/01/2028	4,970	5,468
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,252
California State Public Works Board, Series H, Rev., 5.00%, 12/01/2026	1,000	1,030
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,588
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,827
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,279
Rev., 4.00%, 11/01/2031	1,000	1,025
Rev., 5.00%, 11/01/2026	565	595
Series D, Rev., 4.00%, 11/01/2037	1,000	1,058
California State Public Works Board, Various Corrections Facilities, Series A, Rev., 5.00%, 09/01/2031	4,560	4,582
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,862
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,011
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	534
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	544
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,685
California Statewide Communities Development Authority, Loma Linda University Medical, Rev., 5.50%, 12/01/2058 (e)	2,000	2,055
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,097
Rev., 5.50%, 12/01/2054	1,100	1,106
Series A, Rev., 5.00%, 12/01/2026 (e)	300	307
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	2,021
Series A, Rev., 5.25%, 12/01/2056 (e)	9,750	9,855
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	456
California Statewide Communities Development Authority, Southern California Edison, Rev., 4.50%, 11/01/2033	1,000	1,091
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	87
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services,
Special Tax, 4.00%, 09/01/2031 (e)	300	301
Special Tax, 4.00%, 09/01/2036 (e)	155	151
City & County of San Francisco Special Tax District No. 2020-1, Special Tax, Special Tax, 5.50%, 09/01/2043 (e)	2,060	2,123
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	199
City of Fresno, Airport Revenue, Series A, Rev., BAM, AMT, 5.00%, 07/01/2048	1,000	1,063
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,074
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,080

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,545
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	22,209
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,077
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,432
Series B, Rev., 5.00%, 05/15/2034	1,600	1,838
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,445
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,341
Rev., AMT, 5.25%, 05/15/2047	4,000	4,296
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	1,017
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,399
Series C, Rev., 5.00%, 05/15/2038	2,000	2,036
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,731
Series D, Rev., AMT, 5.00%, 05/15/2028	500	534
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,867
Series E, Rev., 5.00%, 05/15/2039	1,510	1,641
Series E, Rev., 5.00%, 05/15/2044	1,000	1,072
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,295
Rev., AMT, 5.00%, 05/15/2029	1,000	1,085
Rev., 5.00%, 05/15/2036	1,000	1,111
Rev., AMT, 5.25%, 05/15/2038	1,735	1,835
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,215
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,434
City of Los Angeles Department of Airports, Subordinated Los Angeles International Airport, Series D, Rev., AMT, 4.00%, 05/15/2051	3,000	2,839
City of Los Angeles Department of Airports, Sustainable Bond Subordinate, Rev., AMT, 5.00%, 05/15/2036	1,650	1,855
City of Los Angeles Department of Airports, Unrefunded Subordinate, Rev., AMT, 4.00%, 05/15/2038	1,995	1,988
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	523
City of Roseville,
Special Tax, 4.00%, 09/01/2040	1,000	946
Special Tax, 5.00%, 09/01/2035	1,160	1,232
City of San Francisco, Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,439
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,046
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,179
Series A, Rev., 5.00%, 05/01/2039	1,110	1,234
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	490
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,933

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,556
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	819
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	899
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	114
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	558
County of Sacramento, Community Facilities District #2004-1, Special Tax, 5.00%, 09/01/2035	1,335	1,375
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	5,995	4,868
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	208
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	352
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,542
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	750	730
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,290
East Side Union High School District, 2014 Election Education Tech,
Series D, GO, 5.00%, 08/01/2024	300	301
Series D, GO, 5.00%, 08/01/2025	400	411
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	30
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,204
FHLMC Multifamily ML Certificates,
Rev., 0.00%, 08/25/2040	3,610	3,585
Rev., 3.96%, 12/25/2036 (z)	1,787	1,733
Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	334	253
Foothill-De Anza Community College District, Capital Appreciation, Series B, GO, AMBAC, Zero Coupon, 08/01/2032	7,930	6,264
Fremont Unified School District,
Series A, GO, 4.00%, 08/01/2037 (p)	4,755	4,761
Series D, GO, 3.00%, 08/01/2033	1,205	1,188
Fremont Unified School District, Election 2014, Series E, GO, 4.00%, 08/01/2042	2,230	2,278
Fresno Unified School District, Series D, GO, 2.00%, 08/01/2024	100	99
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	15,000	1,694
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,600
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	3,235	3,390
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,074
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,354
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,476
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,026
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	1,500	1,731

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,562
Series B, Rev., 4.00%, 07/01/2029	1,000	1,072
Series B, Rev., 5.00%, 07/01/2037	740	806
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	3,000	3,384
Series B, Rev., 5.00%, 07/01/2039	500	575
Series C, Rev., 5.00%, 07/01/2038	275	316
Series E, Rev., 5.00%, 07/01/2044	2,000	2,006
Los Angeles Department of Water & Power Water System Revenue,
Series A, Rev., 4.00%, 07/01/2047	8,000	7,857
Series A, Rev., 5.00%, 07/01/2044	1,000	1,001
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,105
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,210
Series B, Rev., 5.00%, 07/01/2038	1,000	1,051
Los Angeles Department of Water and Power, Power System, Series A5, Rev., VRDO, 4.35%, 04/01/2024 (z)	5,760	5,760
Los Angeles Unified School District,
Series A, GO, 3.00%, 01/01/2034	2,000	1,964
Series C, GO, 4.00%, 07/01/2036	1,000	1,064
Series C, GO, 4.00%, 07/01/2038	2,860	2,997
Series C, GO, 5.00%, 07/01/2026	2,285	2,395
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,466
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	109
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	577
Marin Municipal Water District, Subordinate, Rev., 4.00%, 06/15/2045	3,500	3,554
Metropolitan Water District of Southern California, Rev., 5.00%, 01/01/2038	3,015	3,260
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,849
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,614
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,595
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,540
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,106
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,211
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,201
Northern California Energy Authority, Series A, Rev., 4.00%, 07/01/2049 (z)	2,000	2,000
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,698
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,772
Oakland Unified School District, Election Of 2020,
Series A, GO, AGM, 5.00%, 08/01/2037	1,850	2,170
Series A, GO, AGM, 5.25%, 08/01/2041	1,410	1,652
Oakland Unified School District/Alameda County, Election Of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,028
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,638
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	325

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024 (p)	3,230	3,259
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,181
Palo Alto Unified School District, Capital Appreciation Election Of 2008, GO, Zero Coupon, 08/01/2032	15,385	12,224
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,020
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	435
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	260
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,374
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,424
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,607
Series H, Rev., AMT, 5.00%, 05/01/2028	4,275	4,521
Series H, Rev., AMT, 5.00%, 05/01/2029	980	1,050
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,182
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	605
Sacramento City Unified School District, Election of 2020 Measure, GO, BAM, 5.00%, 08/01/2024	860	864
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,250
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,047
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,024
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	2,992
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,099
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,145
Series B, Rev., AMT, 5.00%, 07/01/2031	775	809
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,621
San Diego Unified School District, Series K2, GO, Zero Coupon, 07/01/2038	2,045	1,177
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	920
San Diego Unified School District, Election 2012, Series I, GO, 4.00%, 07/01/2047	8,000	7,965
San Diego Unified School District, Election Of 2008,
Series SR-3A, GO, 5.00%, 07/01/2034	500	609
Series SR-3A, GO, 5.00%, 07/01/2035	500	607
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,117
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A, Rev., 4.00%, 07/01/2037	2,350	2,407
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	1,988
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,069
San Francisco Bay Area Rapid Transit District, Sustainable Bond Transit District, GO, 3.00%, 08/01/2037	2,495	2,267
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,522
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Francisco City & County Airport Commission-San Francisco International Airport, Unrefunded,
Rev., AMT, 5.00%, 05/01/2027	775	808
Series A, Rev., AMT, 5.00%, 05/01/2044	1,495	1,496
San Francisco City & County Airport Comm-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,029
Series A, Rev., AMT, 5.00%, 05/01/2027	3,000	3,129
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,186
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,216
Series C, Rev., 5.00%, 05/01/2046	1,920	1,967
Series H, Rev., AMT, 5.00%, 05/01/2027	5,500	5,738
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,397
San Francisco City & County Redevelopment Agency Successor Agency, Community Facilities No. 6 Mission Bay,
Special Tax, AGM, 5.00%, 08/01/2036	1,000	1,177
Special Tax, AGM, 5.25%, 08/01/2037	1,000	1,186
Special Tax, AGM, 5.25%, 08/01/2038	1,000	1,177
San Jacinto Unified School District, Election 2016, GO, 4.00%, 08/01/2042	3,870	3,975
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,119
Series B, Rev., 5.25%, 01/15/2049	8,000	8,093
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,194
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,521
San Mateo County Community College District, Capital Appreciation Election 2005, Series B, GO, NATL, Zero Coupon, 09/01/2035	1,955	1,357
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,806
Santaluz Community Facilities District No. 2, Special Tax, 3.00%, 09/01/2024	95	95
Sierra View Local Health Care District, Tulare Co., Rev., 4.00%, 07/01/2024	475	474
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,096
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	40
Rev., 5.00%, 07/01/2025	250	256
State of California,
GO, 3.00%, 11/01/2040	500	452
GO, 4.00%, 11/01/2041	1,000	1,002
GO, 5.00%, 09/01/2024	1,670	1,681
GO, 5.00%, 10/01/2026	2,000	2,098
GO, 5.00%, 04/01/2027	145	154
GO, 5.00%, 09/01/2027	2,000	2,141
GO, 5.00%, 04/01/2028	1,000	1,086
GO, 5.00%, 09/01/2028	3,160	3,463
GO, 5.00%, 04/01/2029	80	89
GO, 5.00%, 09/01/2029	2,005	2,240
GO, 5.00%, 11/01/2029	8,215	9,210
GO, 5.00%, 09/01/2034	6,000	6,882
GO, 5.00%, 09/01/2043 (w)	3,500	3,959
GO, 5.00%, 10/01/2047	1,500	1,542

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Series CU, GO, 5.50%, 12/01/2052	240	263
State of California, Bidding Group A, GO, 5.00%, 09/01/2027	3,000	3,212
State of California, Taxable, GO, 4.60%, 04/01/2038	16,000	15,449
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,449
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,071
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,021
GO, 4.00%, 11/01/2033	3,550	3,670
GO, 4.00%, 10/01/2035	2,825	3,016
GO, 4.00%, 10/01/2036	8,850	9,378
GO, 4.00%, 10/01/2037	6,000	6,303
GO, 5.00%, 10/01/2029	1,000	1,119
GO, 5.00%, 04/01/2031	1,000	1,153
GO, 5.00%, 03/01/2034	2,180	2,462
GO, 5.00%, 03/01/2035	505	567
GO, 5.00%, 04/01/2035	1,000	1,101
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,560
Stockton Unified School District, Series B, GO, AGM, 5.00%, 08/01/2031	5,000	5,813
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization,
Rev., 5.00%, 06/01/2027	750	793
Rev., 5.00%, 06/01/2028	750	807
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,071
Series BM, Rev., 5.00%, 05/15/2029	5,000	5,615
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,169
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,830
Series BT, Rev., 5.00%, 05/15/2026	4,000	4,177
Series BV, Rev., 5.00%, 05/15/2039	3,000	3,531
Series S, Rev., 5.00%, 05/15/2031	1,500	1,745
University of California, Limited Project,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,062
Series M, Rev., 4.00%, 05/15/2047	1,300	1,276
Series M, Rev., 5.00%, 05/15/2034	1,500	1,598
University of California, Limited Project Bonds, Series Q, Rev., 4.00%, 05/15/2040	1,000	1,037
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	406
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,484
Series A, Rev., 4.00%, 08/01/2050	2,000	1,952
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,291
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	862
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,868

		856,640

Colorado — 3.0%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,044
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	446
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	433
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,180

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	517
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	224
Centennial Water & Sanitation District, Rev., 5.00%, 12/01/2053	2,750	2,990
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	512
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 4.00%, 11/15/2041	3,000	2,945
Series A, Rev., AMT, 5.00%, 11/15/2026	3,500	3,636
Series A, Rev., AMT, 5.00%, 11/15/2027	3,000	3,173
Series A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,077
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,092
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,302
Series A, Rev., AMT, 5.00%, 11/15/2047	13,500	14,334
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,353
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,016
Series B, Rev., 5.25%, 11/15/2053	4,775	5,263
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,446
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,424
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,438
City & County of Denver Airport System Revenue, Subordinate,
Series B, Rev., AMT, 5.00%, 11/15/2029	3,250	3,534
Series B, Rev., AMT, 5.00%, 11/15/2030	6,215	6,838
Series B, Rev., AMT, 5.00%, 11/15/2031	4,250	4,731
Series B, Rev., AMT, 5.50%, 11/15/2037	700	809
City & County of Denver Airport System Revenue, Subordinated,
Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,168
Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,673
Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,093
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,580
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,001
Rev., AMT, 4.00%, 12/31/2030	1,505	1,505
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	166
Rev., 4.00%, 05/01/2041	175	154
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,327
Rev., 4.00%, 11/15/2038	2,000	2,015
Rev., 5.00%, 11/15/2038	1,000	1,106
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,350
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,036
Colorado Health Facilities Authority, Commonspirit Health,
Rev., 5.25%, 11/01/2052	2,710	2,908
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,082
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,350
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,383
Series A2, Rev., 5.00%, 08/01/2044	20,440	21,335
Series A, Rev., 5.00%, 12/01/2034	5,680	6,670
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	434
Colorado Health Facilities Authority, Intermountain Healthcare, Rev., 5.00%, 05/15/2052	2,500	2,648

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Sanford Health, Series A, Rev., 4.00%, 11/01/2039	1,020	1,005
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,317
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,750	1,701
Colorado Housing and Finance Authority, Class III Bonds Sustainable Bond, Rev., GNMA COLL, 6.50%, 05/01/2054	700	780
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,535	2,450
Series H, Rev., GNMA, 3.00%, 11/01/2051	1,120	1,079
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,380	1,507
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,545	1,500
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	80
Copperleaf Metropolitan District No. 2, GO, BAM, 4.00%, 12/01/2025	470	475
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	545
Series A, GO, AGM, 5.00%, 12/01/2030	360	407
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,050
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,346
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	514
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 09/01/2039 (aa)	1,485	1,483
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,115
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	235
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,065
Series A, Rev., 5.00%, 09/01/2028	1,000	1,082
Series A, Rev., 5.00%, 09/01/2040	2,775	2,784
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	3,009
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,026
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	498
Series A2, Rev., 4.38%, 12/01/2047	795	671
Jefferson County School District, Series R1, GO, 5.00%, 12/15/2031	2,000	2,202
Jefferson County School District No. R-1, GO, 4.00%, 12/15/2032	1,500	1,606
Kremmling Memorial Hospital District, COP, 6.13%, 12/01/2044 (e)	3,850	3,757
Mesa County School District No. 50, GO, 5.50%, 12/01/2049	1,835	2,069
Park Creek Metropolitan District, Senior, Series A, Rev., AGM, 5.00%, 12/01/2043	1,500	1,618
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,358
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,418
Pueblo Urban Renewal Authority, EVRAZ Project Tax, Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	429
Regional Transportation District Sales Tax Revenue, Fastracks Project, Series A, Rev., 5.00%, 11/01/2033	1,000	1,198
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	592
Series A, Rev., 5.00%, 01/15/2027	1,000	1,039

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Series A, Rev., 5.00%, 01/15/2032	1,470	1,623
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	398
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,376
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,288
State of Colorado,
COP, 6.00%, 12/15/2041	15,000	17,981
Series A, COP, 4.00%, 12/15/2039	1,500	1,532
Series A, COP, 5.00%, 12/15/2029	1,000	1,118
Series L, COP, 5.00%, 03/15/2028	1,000	1,077
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	483
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,083
University of Colorado, University Enterprise, Rev., 2.00%, 06/01/2051 (z)	4,000	3,859
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,311
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	425	413
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	557
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,235
GO, 5.00%, 12/01/2031	1,000	1,163
GO, 5.25%, 12/01/2047	5,000	5,566
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	2,256
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,328

		268,398

Connecticut — 1.2%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	252
Connecticut Housing Finance Authority, Social Bonds,
Series A1, Rev., 3.50%, 11/15/2051	65	63
Series B, Rev., 4.50%, 11/15/2043	2,725	2,733
Connecticut Housing Finance Authority, Sustainable Bond, Housing Mortgage Finance,
Rev., 5.13%, 11/15/2043	5,000	5,363
Rev., 6.25%, 05/15/2054	5,000	5,454
Connecticut Housing Finance Authority, Sustainable Bonds, Rev., GNMA/FNMA/FHLMC, 4.45%, 11/15/2044	10,000	10,010
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,434
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,965
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,945
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	572
Series A, Rev., 5.00%, 07/01/2033	565	621
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,170
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	1,000
Rev., 4.00%, 07/01/2038	2,500	2,462
Rev., 4.00%, 07/01/2041	2,250	2,145
Rev., 5.00%, 07/01/2024	175	175
Rev., 5.00%, 07/01/2030	865	937

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,970
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	537
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	2,625	2,573
Series K, Rev., 5.00%, 07/01/2037	950	1,027
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	3,220	3,489
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,971
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,227
Series 2021A, GO, 3.00%, 01/15/2033	500	491
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,646
Series A, GO, 4.00%, 03/15/2032	850	852
Series B, GO, 5.00%, 08/01/2033	1,750	2,082
Series C, GO, 5.00%, 06/15/2037	40	46
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	544
Series A, Rev., 5.00%, 05/01/2035	500	571
Series A, Rev., 5.25%, 07/01/2042	10,000	11,378
Series D, Rev., 4.00%, 11/01/2038	3,500	3,626
Series D, Rev., 5.00%, 11/01/2028	1,480	1,623
Series D, Rev., 5.00%, 11/01/2033	1,675	1,939
State of Connecticut, Social Bonds,
Series B, GO, 4.00%, 01/15/2038	500	521
Series F, GO, 5.00%, 11/15/2041	1,525	1,710
State of Connecticut, Special Tax Obligation Bonds, Rev., 5.00%, 05/01/2040	300	327
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,227
State of Connecticut, Sustainale Bond,
Series B, GO, 4.00%, 01/15/2041	1,000	1,023
Series B, GO, 5.00%, 01/15/2040	1,000	1,143
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	174
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	543
GO, BAM, 5.00%, 08/15/2029	575	630
GO, BAM, 5.00%, 08/15/2031	500	565
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,511
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,216
Series A, Rev., 5.00%, 01/15/2037	3,000	3,119
Series A, Rev., 5.00%, 08/15/2039	650	740
Series A, Rev., 5.00%, 08/15/2040	860	972

		109,314

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Delaware — 0.3%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,821
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,688
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,068
Rev., 5.00%, 07/01/2033	2,265	2,577
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,025
State of Delaware,
GO, 2.00%, 02/01/2036	6,910	5,581
GO, 4.00%, 02/01/2031	1,000	1,052
GO, 5.00%, 02/01/2028	5,020	5,446
GO, 5.00%, 02/01/2031	85	98

		26,356

District of Columbia — 1.6%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,663
Series A, Rev., 4.00%, 03/01/2037	2,000	2,056
Series A, Rev., 4.00%, 03/01/2040	10,000	10,137
Series A, GO, 5.00%, 01/01/2027	475	502
Series A, Rev., 5.00%, 03/01/2031	1,500	1,679
Series A, GO, 5.00%, 01/01/2038	1,000	1,152
Series A, GO, 5.00%, 01/01/2040	2,400	2,718
Series B, GO, 5.00%, 06/01/2025	1,000	1,020
Series C, Rev., 4.00%, 05/01/2039	2,500	2,550
Series C, Rev., 4.00%, 05/01/2045	5,000	4,940
Series D, GO, 5.00%, 02/01/2028	820	888
Series D, GO, 5.00%, 02/01/2029	70	77
Series D, GO, 5.00%, 02/01/2034	5,000	5,749
Series E, GO, 5.00%, 06/01/2025	2,000	2,040
Series E, GO, 5.00%, 02/01/2028	110	119
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,156
District of Columbia Income Tax Revenue,
Series A, Rev., 5.00%, 10/01/2034	2,000	2,436
Series A, Rev., 5.00%, 10/01/2035	13,270	16,050
Series A, Rev., 5.00%, 10/01/2037	2,000	2,364
Series A, Rev., 5.00%, 05/01/2038	1,450	1,674
Series A, Rev., 5.00%, 05/01/2039	2,000	2,293
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,103
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,326
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	725
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,526
Rev., 5.00%, 04/01/2028 (p)	270	280
Rev., 5.00%, 04/01/2029 (p)	275	285

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,384
Rev., AMT, 5.00%, 10/01/2029	2,000	2,099
Series A, Rev., AMT, 5.00%, 10/01/2027	1,515	1,599
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	1,000	1,056
Series A, Rev., AMT, 5.00%, 10/01/2025	450	459
Series A, Rev., AMT, 5.00%, 10/01/2028	4,880	5,243
Series A, Rev., AMT, 5.00%, 10/01/2030	6,000	6,123
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,514
Series A, Rev., AMT, 5.00%, 10/01/2034	8,000	8,038
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,895
Series A, Rev., AMT, 5.25%, 10/01/2039	1,135	1,262
Series A, Rev., AMT, 5.25%, 10/01/2048	7,000	7,540
Metropolitan Washington Airports Authority Aviation Revenue, Airport System, Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,239
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	10,000	9,521
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,846
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	378
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,053
Series A, Rev., 5.00%, 10/01/2033	1,000	1,117
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,107
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,687
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,721
Series A, Rev., 5.00%, 07/15/2037	2,000	2,212
Series B, Rev., 5.00%, 07/01/2032	1,115	1,178
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Rev., 5.00%, 07/15/2025	1,990	2,034
Washington Metropolitan Area Transit Authority Dedicated Revenue, Sustainability Financed Bond, Rev., 5.00%, 07/15/2029	3,000	3,338
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,713

		147,864

Florida — 4.6%
Alachua County Health Facilities Authority, Oak Hammock at The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	596
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Rev., 5.00%, 12/01/2034	2,570	2,751
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	382
Special Assessment, 3.13%, 05/01/2041	1,775	1,413
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	342

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	10	10
Special Assessment, 3.13%, 12/15/2030	125	119
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	195	188
Brevard County Health Facilities Authority, Health First Obligated Group, Rev., 5.00%, 04/01/2052	3,235	3,380
Brevard County Health Facilities Authority, Health First, Inc.,
Rev., 4.00%, 04/01/2036	1,790	1,777
Rev., 5.00%, 04/01/2025	1,600	1,600
Broward County Housing Finance Authority, Pinnacle 441 Phase 2, Rev., 4.05%, 09/01/2056 (z)	990	994
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,452
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	704
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,400
Capital Projects Finance Authority, IPS Enterprises, Inc. Projects, Rev., 7.00%, 06/15/2030 (e)	4,000	4,178
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	303
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	280
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,137
Capital Trust Authority, Ips Enterprises, Inc., Series A, Rev., 6.00%, 06/15/2043 (e)	4,350	4,506
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	622
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,424
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,301
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,717
Rev., AGM, 4.00%, 07/01/2039	1,260	1,287
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	474
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	220	200
Charlotte County Industrial Development Authority, Town & Country Utilities Project, Rev., AMT, 5.00%, 10/01/2049 (e)	1,545	1,545
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,407
City of Jacksonville, Baptist Health, Rev., VRDO, 3.64%, 04/04/2024 (z)	5,060	5,060
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	503
Rev., 4.00%, 11/01/2045	1,500	1,359
City of Miami Beach, Arts and Cultural Facilities, Series A, GO, 5.25%, 05/01/2053	5,000	5,449
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	163
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,085
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,173
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	10,000	10,144
City of Tampa, H. Lee Moffitt Cancer Center, Rev., 5.00%, 07/01/2050	2,000	2,078
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	134
County of Broward Port Facilities Revenue, Rev., AMT, 5.50%, 09/01/2052	3,675	3,963
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,422
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	686
Series A, Rev., AMT, 5.00%, 10/01/2028	800	854
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,136

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,907
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,895
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,593
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	194
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,197
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	13,886
County of Miami-Dade Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,031
Rev., 5.00%, 10/01/2041	6,000	6,120
Series A, Rev., 5.00%, 10/01/2025	1,250	1,279
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,330
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,032
Series A, Rev., 5.00%, 10/01/2031	2,000	2,254
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,279
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,340
Series B, Rev., AMT, 5.00%, 10/01/2040	10,000	10,286
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,145
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,279
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,890
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,107
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,638
County of Miami-Dade Transit System,
Rev., 4.00%, 07/01/2048	5,000	4,803
Series A, Rev., 4.00%, 07/01/2045	2,070	2,002
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	352
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	3,001
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	510
Series B, Rev., 5.00%, 10/01/2033	1,000	1,019
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,486
County of Orange Water Utility System Revenue, Rev., 5.00%, 10/01/2028	2,040	2,243
Currents Community Development District, Series A, Special Assessment, 4.00%, 05/01/2051 (e)	2,000	1,650
Cypress Mill Community Development District, 2023 Project, Special Assessment, 5.00%, 05/01/2053	1,025	1,014
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	112
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	354
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,339
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	286
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	130	125
Epperson Ranch II Community Development District, Assessment Area Two Capital Improvement, Special Assessment, 4.20%, 05/01/2040	1,460	1,339

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	471
Florida Development Finance Corp., Brightline Florida Passenger, Rev., AMT, 8.00%, 07/01/2057 (e)	8,500	9,010
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	9,900
Florida Development Finance Corp., Brightline Passenger Rail, Rev., AMT, 8.25%, 07/01/2057 (e) (z)	8,225	8,222
Florida Development Finance Corp., Brightline Passenger Rail, Rev., AMT, 7.50%, 07/01/2057 (e)	6,500	6,464
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,400	1,275
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,454
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	405
Florida Development Finance Corp., Tampa General Hospital Project, Rev., 5.25%, 08/01/2055 (e)	4,750	4,984
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,227
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,225
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,475	2,476
Florida Housing Finance Corp.,
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	520	501
Series 3, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 01/01/2054	650	705
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,190	1,151
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	950	930
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	5,290	5,124
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,095
Florida State Board of Governors University of North Florida Dormitory Revenue, Series A, Rev., BAM, 5.00%, 11/01/2053	6,375	6,785
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	1,019
Greater Orlando Aviation Authority,
Series A, Rev., AMT, 5.00%, 10/01/2026 (p)	1,785	1,814
Series A, Rev., AMT, 5.00%, 10/01/2027 (p)	1,875	1,906
Series A, Rev., AMT, 5.00%, 10/01/2030 (p)	1,005	1,022
Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,620
Series A, Rev., AMT, 5.00%, 10/01/2046	5,000	5,065
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,571
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,319
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	507
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 3.64%, 04/04/2024 (z)	13,550	13,550
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	753
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,578
Series A, Rev., 4.00%, 08/01/2045	3,275	3,107

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,528
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,379
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,043
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	777
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	948
Julington Creek Plantation Community Development District, Special Assessment, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,668
Lakewood Ranch Stewardship District, Del Webb Project, Special Assessment, 5.00%, 05/01/2037 (e)	1,655	1,677
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	293
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	605	594
Special Assessment, 3.20%, 05/01/2030 (e)	545	509
Special Assessment, 3.50%, 05/01/2040	925	778
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	285	280
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	3,008
Rev., 5.00%, 11/15/2049	2,550	2,514
Lee Memorial Health System, Series A1, Rev., 4.00%, 04/01/2037	3,000	3,005
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,008
Rev., 5.00%, 11/15/2044	5,000	5,020
Miami Beach Redevelopment Agency, Tax, Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,003
Miami-Dade County Housing Finance Authority, Cutler Vista, Rev., 5.00%, 03/01/2027 (z)	2,445	2,479
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	350
North Loop Community Development District, Special Assessment, 6.38%, 05/01/2043	1,000	1,072
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,146
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	110	108
Orange County Health Facilities Authority, Orlando Health Obligated Group, Rev., 4.00%, 10/01/2052	5,000	4,760
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Rev., 4.00%, 08/01/2036	295	288
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	874
Orlando Utilities Commission,
Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,632
Series A, Rev., 5.00%, 10/01/2027	500	536
Series A, Rev., 5.00%, 10/01/2028	1,125	1,233
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,925
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,350
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	660
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,855

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	3,900	3,901
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,121
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	75	72
Special Assessment, 2.85%, 05/01/2031	25	23
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	475
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	400
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project,
Rev., 4.00%, 07/01/2052	6,000	5,682
Rev., 5.00%, 07/01/2052	1,175	1,232
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,185
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	610
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	370
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,592
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	845	815
South Broward Hospital District, Series A, Rev., 4.00%, 05/01/2044	4,000	3,825
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,518
St. John’s County School Board,
Series A, COP, AGM, 5.25%, 07/01/2046	1,500	1,659
Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,277
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,626
State of Florida Department of Transportation Turnpike System Revenue,
Series B, Rev., 5.00%, 07/01/2033	1,000	1,151
Series C, Rev., 3.00%, 07/01/2046	1,650	1,339
State of Florida Department of Transportation Turnpike System Revenue, Department Of Transportation, Rev., 4.00%, 07/01/2041	1,000	1,014
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,305
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,042
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,101
State of Florida, Department of Transportation, Turnpike System Revenue, Series A, Rev., 5.00%, 07/01/2029	500	556
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	205
Stonegate Preserve Community Development District, 2023 Project Area, Special Assessment, 5.88%, 12/15/2043	1,000	1,046
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	280	273
Special Assessment, 3.00%, 12/15/2030 (e)	475	457
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	943
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	30	29
Special Assessment, 2.88%, 06/15/2031 (e)	60	57
Summit View Community Development District, Assessment Area Two, Special Assessment, 5.63%, 05/01/2044	1,025	1,027

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,045
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	255	251
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	100
Turtle Run Community Development District, Special Assessment, Series 2, Special Assessment, 5.00%, 05/01/2047	1,500	1,501
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	485	476
Special Assessment, 2.63%, 05/01/2030 (e)	1,455	1,372
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	601
Volusia County Educational Facility Authority, Educational Facilities Embry Riddle, Rev., 5.00%, 10/15/2029	1,000	1,059
West Hillcrest Community Development District, Series 2023, Special Assessment, 5.50%, 06/15/2053	1,250	1,282
West Villages Improvement District, Special Assessment, Unit Of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,930
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,484
Rev., BAM, 5.00%, 10/01/2033	1,150	1,313
Rev., BAM, 5.00%, 10/01/2039	1,490	1,626
Rev., BAM, 5.00%, 10/01/2040	1,610	1,750
Wildwood Utility Dependent District, Senior South Sumter Utility Project, Rev., BAM, 5.00%, 10/01/2052	1,640	1,715
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	704

		417,687

Georgia — 3.6%
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,783
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,130
Rev., 4.00%, 03/01/2036	1,000	1,023
Rev., 4.00%, 03/01/2037	1,135	1,153
Rev., 4.00%, 03/01/2038	1,000	1,005
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,649
Rev., 5.00%, 07/01/2037	2,400	2,609
Series A, Rev., 4.00%, 07/01/2044	3,000	2,956
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,272
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,000
City of Atlanta Airport Passenger Facility Charge, Airport Revenue Subordinated, Rev., AMT, 4.00%, 07/01/2038	2,825	2,806
City of Atlanta Department of Aviation,
Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,530
Series C, Rev., AMT, 5.00%, 07/01/2026	960	991
Series C, Rev., AMT, 5.00%, 07/01/2034	540	598
Series C, Rev., AMT, 5.00%, 07/01/2048	1,000	1,065
Series G, Rev., AMT, 5.00%, 07/01/2025	750	762

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Series G, Rev., AMT, 5.00%, 07/01/2027	230	242
Series G, Rev., AMT, 5.00%, 07/01/2028	2,500	2,674
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,016
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,159
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,244
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	522
Cobb County Kennestone Hospital Authority, Wellstar Health System, Inc., Rev., 3.00%, 04/01/2037	700	610
Columbia County Hospital Authority, Anticipation Certificate Wellstar, Rev., 5.13%, 04/01/2053	3,625	3,844
DeKalb County Housing Authority, Kensington Station Project, Series A, Rev., 4.00%, 12/01/2033	10,000	10,027
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	2,008
Development Authority of Burke County, Georgia Power Co. Plant Vogtle Project, Rev., 3.38%, 11/01/2053 (z)	1,000	994
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	241
Development Authority of Cobb County, The Northwest Classical Academy Project, Rev., 5.70%, 06/15/2038 (e)	605	613
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	121
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,258
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,621
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,077
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	903
George L Smith II Congress Center Authority, Convention Center Hotel First,
Rev., 4.00%, 01/01/2036	2,750	2,778
Rev., 4.00%, 01/01/2054	1,600	1,429
Georgia Housing & Finance Authority, Series A, Rev., 2.75%, 12/01/2035	500	439
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	3,059
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,588
Rev., 5.00%, 06/01/2028	5,500	5,984
Rev., 5.00%, 06/01/2030	6,205	7,036
Main Street Natural Gas, Inc.,
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,615
Series A, Rev., 5.00%, 05/15/2033	4,950	5,218
Series A, Rev., 5.00%, 05/15/2043	8,000	8,175
Series A, Rev., 5.00%, 06/01/2053 (z)	15,000	15,801
Series A, Rev., 5.00%, 05/01/2054 (z)	15,925	17,060
Series A, Rev., 5.50%, 09/15/2028	1,000	1,055
Series B, Rev., 5.00%, 06/01/2028	2,500	2,572

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Series B, Rev., 5.00%, 06/01/2029	1,500	1,567
Series B, Rev., 5.00%, 12/01/2052 (z)	5,000	5,237
Series B, Rev., 5.00%, 07/01/2053 (z)	8,730	9,244
Series B, Rev., 5.00%, 12/01/2054 (z)	7,185	7,713
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,374
Series C, Rev., 4.00%, 05/01/2052 (z)	15,310	15,258
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	11,987
Series D, Rev., 5.00%, 05/01/2054 (z)	9,500	9,984
Series E1, Rev., 5.00%, 12/01/2053 (z)	3,000	3,205
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	21,600	21,017
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	10,258
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	511
Rev., 5.00%, 06/15/2024	470	471
Rev., 5.00%, 06/15/2025	360	366
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 5.00%, 11/01/2027	250	265
Series A, Rev., 5.00%, 11/01/2029	250	274
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,151
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,025
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,825
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,467
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,133
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	340
Rev., AGM, 4.00%, 01/01/2041	1,000	999
Rev., AGM, 5.00%, 01/01/2025	200	202
Rev., AGM, 5.00%, 01/01/2027	125	131
Rev., AGM, 5.00%, 07/01/2027	500	529
Rev., 5.00%, 01/01/2039	1,310	1,351
Rev., BAM, 5.00%, 01/01/2049	2,000	2,050
Rev., AGM, 5.00%, 07/01/2053	3,675	3,886
Rev., AGM, 5.00%, 07/01/2055	4,615	4,873
Municipal Electric Authority of Georgia, Power Revenue,
Series HH, Rev., 5.00%, 01/01/2033	1,000	1,060
Series HH, Rev., 5.00%, 01/01/2034	1,000	1,059
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,199
Rev., 5.00%, 01/01/2037	1,250	1,367
Series A, Rev., 5.00%, 01/01/2035	2,245	2,264
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,411
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,138
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	775
Series A, Rev., 5.00%, 01/01/2031	1,715	1,914

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	365
Rev., 5.00%, 04/01/2038	500	552
Private Colleges & Universities Authority, Emory University,
Series B, Rev., 4.00%, 10/01/2038	13,500	13,558
Series B, Rev., 4.00%, 09/01/2039	1,420	1,465
Private Colleges & Universities Authority, Savannah College of Art And Design,
Rev., 4.00%, 04/01/2038	1,400	1,431
Rev., 5.00%, 04/01/2027	400	420
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	148
State of Georgia,
Series C, GO, 4.00%, 07/01/2027	1,000	1,038
Series E, GO, 5.00%, 12/01/2027	1,570	1,656
Series F, GO, 5.00%, 01/01/2025	2,000	2,024
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,320
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	807
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,236
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,365

		325,580

Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030	750	776
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	951

		1,727

Hawaii — 0.3%
City & County Honolulu Wastewater System Revenue, Green Bonds Senior Lien, Rev., 5.00%, 07/01/2040	540	611
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,263
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	15
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2028	1,450	1,588
Series C, GO, 5.00%, 10/01/2029	1,000	1,119
City & County of Honolulu, Rail Transit Project,
GO, 3.00%, 07/01/2032	430	426
GO, 3.00%, 07/01/2035	1,000	961
State of Hawaii,
Series FG, GO, 4.00%, 10/01/2032	2,000	2,037
Series FG, GO, 4.00%, 10/01/2033	3,000	3,056
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,592
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,729
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,177
Series A, Rev., AMT, 5.00%, 07/01/2035	1,000	1,058
Series B, Rev., 5.00%, 07/01/2026	1,250	1,301
State of Hawaii Department of Budget & Finance, Rev., 3.20%, 07/01/2039	3,000	1,977

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Hawaii — continued
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	257
Series A, Rev., AMT, 4.00%, 07/01/2032	500	513
Series A, Rev., AMT, 4.00%, 07/01/2033	750	770
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,644
Series A, Rev., AMT, 5.00%, 07/01/2027	250	262
Series A, Rev., AMT, 5.00%, 07/01/2028	500	530
Series A, Rev., AMT, 5.00%, 07/01/2029	250	269
Series C, Rev., 4.00%, 07/01/2032	200	212
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,099
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,129

		30,627

Idaho — 0.2%
Idaho Health Facilities Authority, Trinity Health Credit Group,
Rev., 4.00%, 12/01/2043	4,460	4,342
Series A, Rev., 5.00%, 12/01/2047	1,715	1,749
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,113
Series A, Rev., 5.00%, 08/15/2034	1,130	1,332
Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	3,750	4,147
Idaho Housing & Finance Association, Garvee,
Series A, Rev., 4.00%, 07/15/2039	1,440	1,461
Series A, Rev., 5.00%, 07/15/2030	1,250	1,401
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	188
Spring Valley Community Infrastructure District No. 1, Assessment Area Two, Special Assessment, 6.25%, 09/01/2053 (e)	1,120	1,132

		16,865

Illinois — 7.5%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,815
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2033	2,000	2,074
Series A, GO, 5.00%, 12/01/2041	1,000	1,026
Series A, GO, 5.00%, 12/01/2042	10,000	9,999
Series A, GO, 5.25%, 12/01/2036	5,500	6,035
Series D, GO, 5.00%, 12/01/2046	7,500	7,459
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,445
Rev., 5.75%, 04/01/2048	4,000	4,457
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	486
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	239
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	969
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	415
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	878

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Chicago Board of Education, Dedicated,
Series C, GO, 5.00%, 12/01/2034	2,000	2,051
Series G, GO, 5.00%, 12/01/2034	1,000	1,025
Series H, GO, 5.00%, 12/01/2036	2,000	2,037
Series H, GO, 5.00%, 12/01/2046	1,000	1,002
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,107
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2041	3,000	3,000
Chicago Midway International Airport, Senior,
Series C, Rev., AMT, 5.00%, 01/01/2028	2,825	2,972
Series C, Rev., AMT, 5.00%, 01/01/2034	6,000	6,753
Series C, Rev., AMT, 5.00%, 01/01/2040	2,610	2,817
Chicago Midway International Airport, Senior Lien,
Series A, Rev., BAM, AMT, 5.00%, 01/01/2033	2,400	2,705
Series A, Rev., AMT, 5.00%, 01/01/2034	1,660	1,869
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,427
Rev., AMT, 5.00%, 01/01/2032	2,000	2,016
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,502
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,630
Series A, Rev., 5.00%, 01/01/2035	6,000	6,655
Chicago O’Hare International Airport, Senior Lien Customer Facility, Rev., BAM, 5.25%, 01/01/2042	1,465	1,602
Chicago O’Hare International Airport, Trips Obligated Group, Rev., AMT, 5.00%, 07/01/2048	3,000	3,008
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,064
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2044	5,000	5,005
Rev., AGM, 5.00%, 12/01/2044	1,000	1,001
Rev., 5.25%, 12/01/2049	13,000	13,046
Series A, Rev., 5.00%, 12/01/2045	6,500	6,760
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,812
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,795
Series A, Rev., 4.00%, 12/01/2049	4,000	3,775
Series A, Rev., 5.00%, 12/01/2052	5,000	5,186
Series A, Rev., 5.00%, 12/01/2055	2,000	2,057
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,566
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,013
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,729
Series A, GO, 5.00%, 01/01/2033	1,000	1,090
Series A, GO, 5.00%, 01/01/2034	4,500	4,898
Series A, GO, 5.50%, 01/01/2049	6,325	6,589
Series A, GO, 6.00%, 01/01/2038	8,775	9,189
Series B, GO, 4.00%, 01/01/2038 (e)	521	521
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	454
Series C, GO, 5.00%, 01/01/2025	45	45
Series C, GO, 5.00%, 01/01/2028	1,450	1,478

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	292
Special Assessment, 3.04%, 12/01/2028 (e)	270	253
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series B, Rev., AGM, 5.00%, 01/01/2037	1,050	1,186
Series B, Rev., AGM, 5.00%, 01/01/2039	2,000	2,227
Series C, Rev., 5.00%, 01/01/2034	1,950	1,971
City of Chicago Waterworks Revenue, Second Lien,
Series 2017-2, Rev., AGM, 5.00%, 11/01/2038	3,500	3,661
Series B, Rev., AGM, 5.00%, 11/01/2038	1,000	1,113
Series B, Rev., AGM, 5.00%, 11/01/2039	1,000	1,112
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 4.00%, 11/01/2037	215	215
Rev., 5.00%, 11/01/2044	5,410	5,433
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,920
Series A, GO, 5.50%, 01/01/2039	1,180	1,302
Series A, GO, 5.50%, 01/01/2040	1,000	1,097
Series A, GO, 5.50%, 01/01/2041	1,000	1,071
Series A, GO, 5.50%, 01/01/2043	1,500	1,597
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Rev., 5.00%, 01/01/2039	4,005	4,009
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,430
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,048
Series B, Rev., AGM, 5.00%, 01/01/2029	300	328
Series B, Rev., AGM, 5.00%, 01/01/2038	1,940	2,175
City of Chicago, Waterworks Revenue, Second Lien,
Rev., 5.00%, 11/01/2034	7,000	7,061
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,641
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	4,367
Series B, Rev., AGM, 5.00%, 11/01/2028	300	326
Series B, Rev., AGM, 5.00%, 11/01/2031	400	458
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,689
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,548
Cook County Community College District No. 508, City Colleges Chicago,
GO, 5.13%, 12/01/2038	1,000	1,000
GO, 5.25%, 12/01/2030	1,000	1,001
Cook County Community College District No. 508, City Colleges of Chicago,
GO, BAM, 5.00%, 12/01/2041	3,000	3,264
GO, BAM, 5.00%, 12/01/2042	2,000	2,167
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,133
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,960
Cook County School District No. 87 Berkeley, GO, AGM, 3.00%, 12/01/2034	1,500	1,378
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,068
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	983
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,048
Series A, GO, 5.00%, 11/15/2026	3,900	4,069
Series A, GO, 5.00%, 11/15/2033	250	287

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
County of Cook Sales Tax Revenue,
Rev., 4.00%, 11/15/2037	3,500	3,556
Rev., 4.00%, 11/15/2038	1,545	1,556
Series A, Rev., 4.00%, 11/15/2039	2,000	1,954
Series A, Rev., 4.00%, 11/15/2040	5,250	5,176
Series A, Rev., 5.00%, 11/15/2025	690	708
Series A, Rev., 5.25%, 11/15/2045	2,500	2,736
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,342
County of Will, GO, 4.00%, 11/15/2047	7,000	6,647
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	735
Series A, Rev., 4.00%, 07/15/2039	3,000	3,028
Series B2, Rev., 5.00%, 05/15/2050 (z)	4,800	4,929
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	416
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,165	2,196
Illinois Finance Authority, Ann & Robert H. Lurie Child, Rev., 4.00%, 08/15/2037	500	504
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,688
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	19,250	19,511
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	131
Illinois Finance Authority, Depaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,441
Illinois Finance Authority, Green Bond, Rev., 4.00%, 07/01/2038	4,160	4,278
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,698
Rev., 4.00%, 07/01/2040	1,500	1,524
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,640
Rev., 5.00%, 10/01/2032	750	802
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	108
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,102
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	750	831
Illinois Finance Authority, Northwestern Memorial HealthCare, Rev., 4.00%, 07/15/2047	4,000	3,864
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	907
Series A, Rev., 5.00%, 11/15/2045	10,900	11,012
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,251
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	351
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.34%, 05/01/2042 (aa)	180	177
Illinois Finance Authority, Rush University Medical Center, Series A, Rev., 4.00%, 11/15/2039	1,320	1,233
Illinois Finance Authority, Silver Cross Hospital & Medical, Rev., 5.00%, 08/15/2044	5,000	5,039
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,209
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,133
Illinois Finance Authority, Swedish Covenant Hospital, Rev., 5.00%, 08/15/2032 (p)	4,000	4,152
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,160
Series A, Rev., 4.00%, 08/15/2038	1,615	1,632
Series A, Rev., 5.00%, 08/15/2031	2,530	2,874
Series B, Rev., 5.00%, 08/15/2053 (z)	285	314

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,801
Series A, Rev., 5.00%, 08/15/2047	17,000	17,979
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,271
Series A, Rev., 5.00%, 10/01/2030	3,000	3,013
Series A, Rev., 5.00%, 10/01/2034	1,750	2,101
Series A, Rev., 5.00%, 10/01/2035	1,400	1,694
Series A, Rev., 5.00%, 10/01/2038	11,600	11,832
Series A, Rev., 5.25%, 05/15/2048	2,000	2,205
Illinois Finance Authority, Unrefunded, Series A, Rev., 5.00%, 10/01/2046	1,650	1,657
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	249
Series D, Rev., GNMA/FNMA/FHLMC, 3.75%, 04/01/2050	1,215	1,198
Illinois Housing Development Authority, 6900 Crandon, Rev., FHA HUD, 5.00%, 02/01/2027 (z)	1,700	1,729
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	3,475	3,359
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	370	357
Series H, Rev., GNMA FNMA FHLMC COLL, 5.75%, 10/01/2053	695	740
Illinois Housing Development Authority, South Shore HHDC, Rev., HUD, 5.00%, 02/01/2027 (z)	1,520	1,546
Illinois Housing Development Authority, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/01/2054	810	882
Illinois Housing Development Authority, Sustainable Bonds, Series N, Rev., GNMA/FNMA/FHLMC, 6.25%, 04/01/2054	9,955	11,103
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	540
Rev., AGM, 5.25%, 06/15/2031	225	225
Rev., AGM, 5.25%, 06/15/2032	5,000	5,005
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2044	1,000	984
Series A, Rev., 4.00%, 01/01/2046	14,950	14,495
Series A, Rev., 5.00%, 01/01/2028	185	193
Series A, Rev., 5.00%, 01/01/2041	3,300	3,640
Series A, Rev., 5.00%, 01/01/2043	4,000	4,361
Series A, Rev., 5.00%, 01/01/2044	6,580	6,999
Series B, Rev., 5.00%, 01/01/2029	100	103
Series B, Rev., 5.00%, 01/01/2037	5,000	5,000
Series B, Rev., 5.00%, 01/01/2040	5,500	5,618
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 01/01/2029	800	878
Series A, Rev., 5.00%, 12/01/2031	5,115	5,264
Series A, Rev., 5.00%, 01/01/2036	1,300	1,539
Series A, Rev., 5.00%, 01/01/2037	800	943
Series A, Rev., 5.25%, 01/01/2043	2,315	2,625
Series B, Rev., 5.00%, 01/01/2028	4,000	4,303
Series B, Rev., 5.00%, 01/01/2041	2,190	2,239
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,132
Series A, Rev., 5.00%, 01/01/2037	1,555	1,746

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,414
GO, AGM, 4.00%, 01/01/2045	3,000	2,880
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	340
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,932
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	326
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,829
Rev., NATL, Zero Coupon, 06/15/2037	500	302
Rev., AGM, Zero Coupon, 06/15/2044	500	206
Series B, Rev., AGM, Zero Coupon, 06/15/2027	4,310	3,860
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	4,250	3,672
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	128
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	681
Rev., Zero Coupon, 06/15/2041	1,750	800
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., Zero Coupon, 12/15/2035	3,200	2,015
Rev., 3.00%, 06/15/2025	150	148
Rev., 4.00%, 12/15/2042	5,990	5,848
Rev., 4.00%, 06/15/2050	1,000	917
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Rev., 5.00%, 06/15/2057	1,760	1,785
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series C, GO, 5.00%, 12/01/2045	3,000	3,033
Metropolitan Water Reclamation District of Greater Chicago, Green Bonds, Series E, GO, 5.00%, 12/01/2036	2,065	2,134
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,021
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	26
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,052
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., 4.00%, 01/01/2039	3,000	3,003
Series A, Rev., 5.00%, 01/01/2035	10,935	11,571
Series A, Rev., BAM, 5.00%, 01/01/2037	750	809
Series C, Rev., 5.00%, 01/01/2029	850	924
Series C, Rev., 5.00%, 01/01/2032	1,400	1,587
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,244
State of Illinois,
GO, 4.00%, 06/01/2032	1,980	1,995
GO, 4.00%, 06/01/2034	4,485	4,497
GO, 4.00%, 06/01/2035	1,000	1,002
GO, 4.00%, 06/01/2036	485	486
GO, 5.00%, 01/01/2028	6,810	7,002
GO, 5.00%, 02/01/2028	1,050	1,100
GO, 5.00%, 01/01/2029	2,085	2,148

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 02/01/2029	1,000	1,048
GO, 5.25%, 02/01/2030	2,000	2,002
GO, 5.50%, 05/01/2030	2,000	2,188
Series A, GO, 4.00%, 03/01/2041	250	244
Series A, GO, 5.00%, 11/01/2026	1,360	1,418
Series A, GO, 5.00%, 03/01/2027	2,355	2,470
Series A, GO, 5.00%, 03/01/2028	1,500	1,603
Series A, GO, 5.00%, 03/01/2030	1,000	1,105
Series A, GO, 5.00%, 03/01/2046	1,000	1,049
Series A, GO, 5.50%, 03/01/2042	1,500	1,670
Series A, GO, 5.50%, 03/01/2047	2,690	2,937
Series A, GO, 6.00%, 05/01/2025	500	513
Series B, GO, 4.00%, 10/01/2033	2,000	2,055
Series B, GO, 5.00%, 10/01/2029	1,000	1,097
Series B, GO, 5.00%, 10/01/2031	5,000	5,562
Series B, GO, 5.50%, 05/01/2039	250	275
Series B, GO, 5.50%, 05/01/2047	2,500	2,732
Series C, GO, 4.00%, 10/01/2037	2,000	2,013
Series C, GO, 5.00%, 11/01/2029	4,200	4,453
Series C, GO, 5.25%, 10/01/2047	3,000	3,225
Series D, GO, 5.00%, 11/01/2024	1,000	1,008
Series D, GO, 5.00%, 11/01/2026	1,980	2,065
Series D, GO, 5.00%, 11/01/2027	6,080	6,462
Series D, GO, 5.00%, 11/01/2028	2,500	2,650
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,381
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	515
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,594
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,096
GO, 7.35%, 07/01/2035	3,429	3,711
State of Illinois, Rebuild Illinois Program, Series B, GO, 4.00%, 11/01/2039	1,500	1,467
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	140
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,741
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,862
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,319

		672,926

Indiana — 1.5%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	961
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	98
City of Whiting, BP Products North America,
Rev., AMT, 4.40%, 11/01/2045 (z)	6,000	6,106
Rev., AMT, 4.40%, 03/01/2046 (z)	4,500	4,568
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,012
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	1,004
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,460
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,035

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,135
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,331
Indiana Finance Authority, First Lien, Series A, Rev., 5.00%, 10/01/2025	1,625	1,637
Indiana Finance Authority, First Lien CWA Authority Project,
Rev., 5.00%, 10/01/2033 (w)	1,250	1,456
Rev., 5.00%, 10/01/2034 (w)	955	1,120
Rev., 5.00%, 10/01/2035 (w)	1,250	1,446
Rev., 5.00%, 10/01/2040 (w)	1,250	1,389
Rev., 5.00%, 10/01/2041 (w)	500	553
Indiana Finance Authority, Green Bonds CWA Authority Project, Rev., 4.00%, 10/01/2037	1,440	1,474
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	1,000	991
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,493
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,515
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,847
Indiana Finance Authority, Ohio Valley Electric Corp., Rev., 3.00%, 11/01/2030	1,230	1,142
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	1,998
Series B, Rev., 2.50%, 11/01/2030	1,000	900
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,423
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	145
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,185
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	929
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,283
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	675	653
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	250	265
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	925	888
Series C1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	45	43
Indiana Housing & Community Development Authority, Sustainable Bond, Series A1, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	4,000	4,003
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	436
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,224
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	9,032
Series A, Rev., 5.00%, 06/01/2024	15	15
Series A, Rev., 5.00%, 06/01/2025	500	509
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	205
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,060
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Rev., AMT, 5.00%, 01/01/2026	1,500	1,529
Rev., AMT, 5.00%, 01/01/2029	4,245	4,550
Rev., AMT, 5.00%, 01/01/2031	3,500	3,857
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,924
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,040
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	10,071

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indianapolis Local Public Improvement Bond Bank, Senior, Convention Center Hotel,
Rev., 5.50%, 03/01/2038	2,150	2,355
Rev., 6.00%, 03/01/2053	2,050	2,218
Northern Indiana Commuter Transportation District, Rev., 5.25%, 01/01/2049	1,500	1,662
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	800
Rev., 6.00%, 07/15/2041	900	1,027
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,601

		132,603

Iowa — 0.5%
Iowa Finance Authority, Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	270	264
Iowa Finance Authority, Ahepa 192, IV Apartments Project, Rev., HUD, 5.00%, 11/01/2026 (z)	3,040	3,077
Iowa Finance Authority, Alcoa, Inc. Project, Rev., 4.75%, 08/01/2042	5,000	4,964
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (z)	5,905	6,155
Rev., 5.00%, 12/01/2050	5,255	5,552
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,900	1,825
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,665	1,607
Iowa Finance Authority, Sustainable Bond Mortgage Backed, Rev., GNMA/FNMA/FHLMC, 4.50%, 07/01/2044	2,000	2,002
Iowa Student Loan Liquidity Corp., Series B, Rev., AMT, 5.00%, 12/01/2030	1,000	1,068
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	6,670	6,731
Series B, Rev., Zero Coupon, 06/01/2065	15,345	2,134
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,810
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,585
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,609

		47,383

Kansas — 0.3%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,071
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	926
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,985
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,609
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,071
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,839
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,050
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,490
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	982
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,080

		24,103

Kentucky — 1.9%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,663
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,145

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Kentucky — continued
County of Meade, Nucor Steel Brandenbur, Rev., VRDO, AMT, 5.16%, 04/01/2024 (z)	14,600	14,600
County of Trimble, Kentucky Utilities Co., Rev., AMT, 4.70%, 06/01/2054 (z)	8,000	8,072
County of Trimble, Louisville Gas & Electric, Rev., 0.63%, 09/01/2026	605	554
County of Trimble, Louisville Gas & Electricity, Rev., AMT, 1.35%, 11/01/2027	8,100	7,323
County of Trimble, Louisville Gas and Electric, Rev., AMT, 4.70%, 06/01/2054 (z)	6,665	6,725
County of Trimble, Louisville Gas and Electric Company, Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	881
County of Warren, Bowling Green Warren County,
Rev., 5.00%, 04/01/2042	2,540	2,793
Rev., 5.00%, 04/01/2043	2,500	2,740
Rev., 5.25%, 04/01/2049	5,000	5,487
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	2,997
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	419
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Series B, Rev., 5.00%, 08/15/2041	9,550	9,794
Kentucky Economic Development Finance Authority, Commonspirit Health, Series A, Rev., 5.00%, 08/01/2044	3,500	3,653
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,543
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,732
Kentucky Economic Development Finance Authority, Senior Next Generation Information,
Rev., 4.25%, 07/01/2035	2,645	2,637
Rev., 5.00%, 07/01/2040	5,000	5,012
Rev., 5.00%, 01/01/2045	3,295	3,294
Kentucky Housing Corp., Series A, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	2,390	2,668
Kentucky Housing Corp., Beecher Terrace Phase IV, Rev., HUD, 5.00%, 09/01/2043 (z)	1,015	1,039
Kentucky Public Energy Authority,
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	1,000
Series A1, Rev., 5.25%, 04/01/2054 (z)	24,200	26,279
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.76%, 08/01/2052 (aa)	2,500	2,439
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 4.77%, 12/01/2049 (aa)	1,000	999
Series A, Rev., 5.00%, 05/01/2055 (z)	10,285	10,884
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,960
Kentucky Public Energy Authority, Gas Supply,
Series B, Rev., 4.00%, 07/01/2024	1,320	1,318
Series B, Rev., 4.00%, 01/01/2049 (z)	12,385	12,379
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	154
COP, BAM, 4.00%, 11/01/2035	135	142
COP, BAM, 4.00%, 11/01/2036	155	161
COP, BAM, 4.00%, 11/01/2038	650	664
Louisville and Jefferson County Metropolitan Government, Louisville Gas And Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,543
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	691
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric, Rev., 2.00%, 10/01/2033	1,000	812
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Rev., AMT, 1.35%, 11/01/2027	2,000	1,808
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,332

		171,336

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — 1.2%
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,037
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 09/01/2032 (p)	4,390	4,413
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGM, 5.00%, 08/01/2027	1,400	1,489
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,990
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,600
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	510
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	400	431
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,180	1,210
Louisiana Local Government Environmental Facilities & Community Development Authority, American Biocarbon Court LLC, Rev., AMT, 4.00%, 12/01/2046 (z)	1,885	1,883
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,414
Rev., 2.50%, 04/01/2036	1,185	972
Louisiana Local Government Environmental Facilities & Community Development Authority, Subordinate, East Baton Rouge,
Rev., 5.00%, 02/01/2036	640	721
Rev., 5.00%, 02/01/2041	1,560	1,702
Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Rev., 3.50%, 11/01/2032	3,685	3,552
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	475
Louisiana Public Facilities Authority, Elementus Minerals LLC Project, Rev., AMT, 5.00%, 10/01/2043 (e) (z)	6,365	6,420
Louisiana Public Facilities Authority, Loyola University Project,
Rev., 4.00%, 10/01/2038	2,560	2,554
Rev., 5.25%, 10/01/2048	2,100	2,226
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,112
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,517
Louisiana Stadium & Exposition District, Senior Bonds,
Series A, Rev., 5.00%, 07/01/2042	5,460	6,027
Series A, Rev., 5.00%, 07/01/2048	2,500	2,689
Series A, Rev., 5.25%, 07/01/2053	7,500	8,169
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	14,500	14,543
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,004
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,141
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,028
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,058
Parish of St John the Baptist, Marathon Oil Corporation Project, Rev., 4.05%, 06/01/2037 (z)	2,625	2,606
Parish of St. John the Baptist, Marathon Oil Corp. Project, Series B1, Rev., 2.13%, 06/01/2037 (z)	875	869
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,237

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — continued
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,727
Series A, Rev., 5.00%, 07/01/2034	1,655	1,768
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,361
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 4.22%, 05/01/2043 (aa)	1,130	1,107

		108,562

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	595
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	76
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	86
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 4.38%, 07/01/2048	2,100	2,101
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	870	840
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,833
Rev., 5.00%, 07/01/2028	2,000	2,178

		14,709

Maryland — 1.5%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,398
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	491
County of Baltimore, GO, 4.00%, 03/01/2042	10,300	10,216
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,259
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,585
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,911
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,396
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e) (p)	750	786
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	135	130
Series D, Rev., 3.25%, 09/01/2050	2,105	2,050
Maryland Community Development Administration, Community Dev Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,504
Maryland Community Development Administration, Park Heights Senior, Series C, Rev., 5.25%, 11/01/2025	4,880	4,924
Maryland Community Development Administration, Residential,
Series A, Rev., 3.75%, 03/01/2050	1,095	1,080
Series B, Rev., AMT, 4.50%, 09/01/2048	1,180	1,176
Maryland Community Development Administration, Social Bonds,
Series C, Rev., 3.00%, 09/01/2051	5,131	4,946
Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 09/01/2054	445	474
Maryland Community Development Administration, Sustainable Bonds, Series E, Rev., GNMA/FNMA/FHLMC, 6.25%, 03/01/2054	5,000	5,455
Maryland Economic Development Corp., CNX Marine Terminals, Inc., Rev., 5.75%, 09/01/2025	750	755
Maryland Economic Development Corp., Green Bond Purple Line Light, Rev., AMT, 5.25%, 06/30/2052	2,000	2,094

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,365
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	633
Rev., 5.38%, 07/01/2038	1,250	1,361
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,311
Tax Allocation, 4.00%, 09/01/2040	2,280	2,065
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,046
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,882
Rev., 5.00%, 01/01/2025	470	472
Rev., 5.00%, 01/01/2036	4,580	4,744
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Rev., 5.00%, 07/01/2034	2,000	2,060
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,272
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,091
Series A, Rev., 5.00%, 05/15/2045	9,565	9,801
Series B, Rev., 5.00%, 08/15/2038	1,000	1,000
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,320
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	2,081
Rev., 4.00%, 06/01/2036	2,125	2,197
Series A, Rev., 5.00%, 06/01/2033	1,375	1,582
State of Maryland, Series B, GO, 5.00%, 08/01/2026	1,000	1,047
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,487
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	952
Rev., AMT, 4.00%, 08/01/2039	1,160	1,140
State of Maryland, Bidding Group 1, Series A, GO, 5.00%, 03/15/2030	1,495	1,694
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,643
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,477
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,176
University System of Maryland, Series A, Rev., 4.00%, 04/01/2051	1,500	1,443
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 2.13%, 06/01/2036	7,885	6,416
Rev., CNTY GTD, 5.00%, 06/01/2029	2,000	2,231
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,468
Washington Suburban Sanitary Commission, Consolidated Public Improvement,
Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,639
Rev., CNTY GTD, 5.00%, 06/01/2038	5,000	5,881

		131,607

Massachusetts — 2.0%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,668
City of Brockton, GO, 4.00%, 08/01/2047	3,145	3,084
Collegiate Charter School of Lowell, Rev., 5.00%, 06/15/2049	1,250	1,218

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Commonwealth of Massachusetts,
GO, 4.00%, 05/01/2035	2,950	2,950
Rev., NATL, 5.50%, 01/01/2034	1,500	1,744
Series B, GO, 5.00%, 11/01/2041	9,000	10,263
Series C, GO, 5.00%, 10/01/2049	10,000	10,862
Series D, GO, 5.00%, 10/01/2053	10,000	10,746
Series E, GO, 5.00%, 11/01/2047	5,000	5,443
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	383
Commonwealth of Massachusetts, Consolidated Loan,
Series A, GO, 5.00%, 01/01/2041	1,500	1,704
Series A, GO, 5.00%, 01/01/2054	10,000	10,744
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,304
Massachusetts Clean Water Trust (The), Sustainable Bonds,
Rev., 5.00%, 02/01/2033	1,000	1,201
Rev., 5.00%, 02/01/2035	3,760	4,482
Rev., 5.00%, 02/01/2038	250	290
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Rev., 5.00%, 07/01/2032	4,385	5,059
Massachusetts Development Finance Agency, Children’s Hospital Issuances, Rev., VRDO, LOC: TD Bank NA, 4.50%, 04/01/2024 (z)	10,000	10,000
Massachusetts Development Finance Agency, Emerson College, Series A, Rev., 5.00%, 01/01/2047	3,075	3,091
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	2,840	2,824
Massachusetts Development Finance Agency, Harvard University Issue, Series A, Rev., 5.00%, 10/15/2030	1,000	1,159
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,072
Massachusetts Development Finance Agency, Mass General Brigham,
Series D, Rev., 5.00%, 07/01/2047	8,010	8,678
Series D, Rev., 5.00%, 07/01/2054	7,000	7,445
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	967
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,210
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 4.24%, 07/01/2049 (aa) (e)	100	100
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,067
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,011
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	300	297
Series B, Rev., AMT, 5.00%, 07/01/2024	615	616
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,025
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	160	139
Massachusetts Educational Financing Authority, Senior, Series B, Rev., AMT, 5.00%, 07/01/2029	1,400	1,478

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Educational Financing Authority, Senior Bonds,
Series B, Rev., AMT, 4.25%, 07/01/2044	305	301
Series B, Rev., AMT, 5.00%, 07/01/2029	2,650	2,797
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	895	832
Massachusetts Health & Educational Facilities Authority, Museum Fine, Series A1, Rev., VRDO, 4.58%, 04/01/2024 (z)	13,970	13,970
Massachusetts Housing Finance Agency, Mill Road Apartments Project, Rev., VRDO, 3.60%, 04/04/2024 (z)	5,875	5,875
Massachusetts Housing Finance Agency, Social Bond, Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	2,870	2,778
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	900	870
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,276
Massachusetts Housing Finance Agency, Sustainability Bond,
Series B2, Rev., 0.75%, 06/01/2025	115	110
Series C1, Rev., 2.65%, 12/01/2034	1,000	866
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	646
Massachusetts Housing Finance Agency, Sustainability Bonds, Series A2, Rev., HUD, 0.40%, 06/01/2024	140	139
Massachusetts Port Authority,
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,659
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,219
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,027
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,798
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,760
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,140
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,049
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,267

		178,703

Michigan — 1.8%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.60%), 4.35%, 07/01/2032 (aa)	1,000	956
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	473
Series A, GO, 5.00%, 04/01/2039	115	120
Series A, GO, 5.00%, 04/01/2046	35	36
Series A, GO, 5.00%, 04/01/2050	30	30
Detroit Downtown Development Authority, Catalyst Development Project,
Series A, Tax Allocation, AGM, 5.00%, 07/01/2043	1,000	990
Series A, Tax Allocation, AGM, 5.00%, 07/01/2048	2,500	2,434
Gerald R Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	231
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	365
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	292
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	647
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,273
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,418
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,083
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,212

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Grand Rapids Public Schools,
GO, AGM, 5.00%, 05/01/2042	1,225	1,361
GO, AGM, 5.00%, 05/01/2043	1,700	1,876
GO, AGM, 5.00%, 05/01/2044	1,450	1,589
GO, AGM, 5.00%, 05/01/2046	4,000	4,367
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien,
Series A, Rev., 5.00%, 07/01/2038	645	749
Series B, Rev., 5.00%, 07/01/2025	1,115	1,136
Series B, Rev., 5.00%, 07/01/2028	140	153
Series C, Rev., 5.00%, 07/01/2037	850	992
Series C, Rev., 5.00%, 07/01/2038	725	842
Series C, Rev., 5.00%, 07/01/2040	1,150	1,317
Series C, Rev., 5.00%, 07/01/2041	1,140	1,297
Series C, Rev., 5.00%, 07/01/2042	1,200	1,357
Series C, Rev., 5.00%, 07/01/2043	875	983
Great Lakes Water Authority Water Supply System Revenue, Senior Lien, Series C, Rev., 5.25%, 07/01/2033	2,515	2,627
Great Lakes Water Authority Water Supply System Revenue, Senior Lien Bonds,
Series A, Rev., 5.00%, 07/01/2037	2,510	2,930
Series A, Rev., 5.00%, 07/01/2038	2,000	2,322
Series B, Rev., 5.00%, 07/01/2037	550	642
Series B, Rev., 5.00%, 07/01/2038	500	580
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	78
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,329
Lansing Board of Water & Light,
Series A, Rev., 5.00%, 07/01/2037	1,625	1,882
Series A, Rev., 5.00%, 07/01/2039	405	462
Series A, Rev., 5.00%, 07/01/2041	1,500	1,694
Series A, Rev., 5.00%, 07/01/2048	1,675	1,769
Series A, Rev., 5.25%, 07/01/2054	7,000	7,729
Michigan Finance Authority, Series A, Rev., 4.00%, 12/01/2049	1,000	937
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	271
Rev., 5.00%, 05/01/2046	2,000	1,597
Michigan Finance Authority, Beaumont Health Credit Group, Rev., 5.00%, 11/01/2044	8,090	8,205
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,456
Rev., 5.00%, 04/15/2030	3,000	3,355
Michigan Finance Authority, Beaumont Spectrum Consolidated, Rev., 4.00%, 04/15/2038	1,175	1,195
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	102
Michigan Finance Authority, Henry Ford Health System,
Rev., 5.00%, 11/15/2041	3,145	3,221
Series A, Rev., 5.00%, 11/15/2048	7,000	7,250
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	762
Rev., 5.00%, 09/01/2033	800	880
Rev., 5.00%, 09/01/2034	570	627
Rev., 5.00%, 09/01/2035	1,200	1,317
Michigan Finance Authority, Local Government Loan Program, Rev., 5.00%, 07/01/2044	4,000	4,003

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	9,291
Rev., 4.00%, 02/15/2047	3,000	2,830
Rev., 4.00%, 02/15/2050	2,500	2,310
Michigan Finance Authority, Senior Lien Great Lakes, Rev., 5.00%, 07/01/2033	5,000	5,008
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,737
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045 (p)	2,250	2,287
Michigan Finance Authority, Sparrow Obligation Group, Rev., 5.00%, 11/15/2045 (p)	2,750	2,796
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,116
Michigan Finance Authority, Unrefunded Trinity Health Co., Rev., 5.00%, 12/01/2045	2,250	2,288
Michigan State Building Authority, Series I, Rev., 5.00%, 10/15/2027	2,500	2,681
Michigan State Building Authority, Facilities Program,
Series II, Rev., 4.00%, 10/15/2043	1,000	1,001
Series II, Rev., 5.00%, 10/15/2026	3,500	3,671
Series II, Rev., 5.00%, 10/15/2042	1,350	1,515
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	107
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	375	359
Series C, Rev., 3.00%, 06/01/2051	2,010	1,944
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,355	3,237
Series A, Rev., 5.00%, 06/01/2053	2,230	2,293
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,290	1,375
Series D, Rev., 5.50%, 06/01/2053	345	362
Michigan State Housing Development Authority, Sustainable Bonds, Series A, Rev., 6.00%, 06/01/2054	2,890	3,149
Michigan State University, Series C, Rev., 4.00%, 02/15/2039	2,000	2,022
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,456
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	2,980
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	685
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,683
State of Michigan Trunk Line Revenue, State Trunk Line Fund Bonds, Rev., 4.00%, 11/15/2037	2,015	2,120
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	452
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,114
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,163
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,495
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,017

		162,345

Minnesota — 0.9%
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,071
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,922
City of Minneapolis, Fairview Health Services, Series A, Rev., 4.00%, 11/15/2048	4,120	3,640
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,680
Duluth Economic Development Authority, Essentia Health Obligation Group, Rev., 5.25%, 02/15/2058	1,000	1,022

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Minnesota — continued
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,121
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	806
Housing & Redevelopment Authority of The City of St. Paul Minnesota, System Fairview Health Services, Series 2015, Rev., AGM-CR, 5.00%, 11/15/2047	4,500	4,609
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,498
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,971
Minnesota Agricultural & Economic Development Board, Healthpartners Obligated Group,
Rev., 5.25%, 01/01/2047	5,000	5,530
Rev., 5.25%, 01/01/2054	5,000	5,428
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,559
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	920	889
Series C, Rev., 5.00%, 08/01/2032	2,365	2,715
Series D, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,525	1,471
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	2,825	2,734
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	313	277
Series I, Rev., 3.00%, 01/01/2051	1,525	1,475
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	375	361
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,085	1,044
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	230	222
Series F, Rev., GNMA/FNMA/FHLMC, 5.75%, 07/01/2053	395	420
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,375
Minnesota Housing Finance Agency, Sustainable Bonds, Series R, Rev., GNMA/FNMA/FHLMC, 6.25%, 07/01/2054	5,000	5,459
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,407
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	657
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,500	4,350
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	718
Series A, GO, 5.00%, 08/01/2026	250	261
Series A, GO, 5.00%, 08/01/2028	1,000	1,093
Series A, GO, 5.00%, 10/01/2029	45	49
Series A, GO, 5.00%, 10/01/2032	1,000	1,080
Series A, GO, 5.00%, 08/01/2033	3,375	3,715
Series A, GO, 5.00%, 08/01/2034	2,000	2,193
Series E, GO, 3.00%, 08/01/2026	710	704
University of Minnesota,
Series A, Rev., 5.00%, 01/01/2040	405	465
Series A, Rev., 5.00%, 01/01/2041	2,500	2,847
Series A, Rev., 5.00%, 01/01/2042	2,750	3,114

		84,952

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Mississippi — 0.1%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Series D, Rev., VRDO, 4.60%, 04/01/2024 (z)	5,000	5,000
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	110
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,403
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	175	180
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	252

		6,945

Missouri — 0.6%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	854
City of Kansas City Sanitary Sewer System Revenue, Series A, Rev., 5.00%, 01/01/2041	1,000	1,125
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,477
Series A, Rev., 4.00%, 11/01/2035	1,000	990
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,867
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	2,044
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,444
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	481
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	972
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,245
Rev., AMT, 4.00%, 03/01/2040	2,500	2,441
Rev., AMT, 5.00%, 03/01/2029	3,050	3,236
Rev., AMT, 5.00%, 03/01/2038	2,480	2,591
Kansas City Industrial Development Authority, Kansas City International Airport, Rev., AMT, 5.00%, 03/01/2044	5,000	5,137
Kansas City Planned Industrial Expansion Authority, The Depot On Old Santa Fe, Rev., 5.00%, 07/01/2045 (z)	5,722	5,910
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	407
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,555	3,436
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	390	379
Rev., GNMA/FNMA/FHLMC, 4.45%, 11/01/2044	1,750	1,756
Rev., GNMA/FNMA/FHLMC, 5.75%, 05/01/2055	2,915	3,175
Rev., GNMA/FNMA/FHLMC, 6.50%, 05/01/2054	2,695	3,043
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,879
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	534
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,387

		51,815

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	3,275	3,320
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,595	2,514
Series A, Rev., 3.00%, 06/01/2052	340	328
Series B2, Rev., AMT, 3.50%, 12/01/2042	205	203
Series B, Rev., 3.00%, 12/01/2051	1,110	1,072
Series C, Rev., 6.25%, 06/01/2054	1,440	1,573
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,036

		10,046

Nebraska — 0.4%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	15,845	15,882
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,142
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 4.17%, 07/01/2035 (aa)	2,210	2,178
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	336
Douglas County Hospital Authority No. 2, Children’s Hospital Obligation, Rev., 4.00%, 11/15/2038	1,125	1,131
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,054
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,035
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,221
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,011
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	324
University of Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,029

		33,343

Nevada — 1.0%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,011
City of Henderson, Series A1, GO, 4.00%, 06/01/2045	2,000	1,975
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	205	173
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Improvement No. 817, Summerlin Village,
Special Assessment, 5.50%, 06/01/2038	400	413
Special Assessment, 5.75%, 06/01/2043	500	517
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,121
Clark County School District,
Series A, GO, AGM, 4.00%, 06/15/2040	1,375	1,386
Series B, GO, 5.00%, 06/15/2030	1,445	1,618
Series C, GO, 5.00%, 06/15/2026	1,250	1,300
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	539
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,252
County of Clark, GO, 4.00%, 06/01/2038	4,300	4,332
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,162

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,649
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,304
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	2,000	2,027
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,535
Rev., 5.00%, 07/01/2031	1,950	2,160
Rev., 5.00%, 07/01/2032	2,385	2,637
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,467
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,582
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	861
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,468
County of Washoe, Sierra Pacific Power Company, Rev., AMT, 4.13%, 03/01/2036 (z)	9,000	9,140
Las Vegas Convention & Visitors Authority,
Series A, Rev., 5.00%, 07/01/2027	900	953
Series A, Rev., 5.00%, 07/01/2028	1,250	1,348
Series A, Rev., 5.00%, 07/01/2040	250	279
Series B, Rev., 5.00%, 07/01/2029	1,345	1,476
Series B, Rev., 5.00%, 07/01/2034	1,275	1,463
Series B, Rev., 5.00%, 07/01/2038	1,000	1,113
Series B, Rev., 5.00%, 07/01/2043	5,150	5,404
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,562
Series D, GO, 5.00%, 06/01/2027	2,025	2,154
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,087
State of Nevada Department of Business & Industry, Brightline West Passenger, Rev., AMT, 4.00%, 01/01/2050 (e) (z)	2,000	1,993
State of Nevada Department of Business & Industry, Republic Services Project, Rev., AMT, 4.50%, 12/01/2026 (e) (z)	4,300	4,298
Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2034	2,000	2,413

		89,172

New Hampshire — 0.3%
New Hampshire Business Finance Authority,
Series 1A, Rev., 4.13%, 01/20/2034	2,994	2,917
Rev., 4.25%, 07/20/2041	5,125	5,082
Series 2022-1, Rev., 4.38%, 09/20/2036	649	637
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,763
New Hampshire Business Finance Authority, Presbyterian Senior Living Project, Rev., 5.25%, 07/01/2048	750	775
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	727
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	266
Rev., 4.00%, 01/01/2027	250	245
Rev., 4.00%, 01/01/2028	290	283
Rev., 4.00%, 01/01/2029	300	292
Rev., 4.00%, 01/01/2030	280	271
Rev., 4.00%, 01/01/2031	290	279

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Hampshire — continued
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,563
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	2,046
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 4.02%, 10/01/2033 (aa)	4,170	4,161
New Hampshire Health and Education Facilities Authority Act, Series B, Rev., AMT, 5.00%, 11/01/2043	1,430	1,526
New Hampshire Health and Education Facilities Authority Act, Dartmouth Hitchcock Obligation, Rev., BAM, 4.00%, 08/01/2033	5,000	5,000
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	430	459
New Hampshire Housing Finance Authority, Sustainable Bonds, Series D, Rev., GNMA/FNMA/FHLMC, 6.50%, 07/01/2055	2,090	2,306

		30,598

New Jersey — 2.5%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	582
Rev., 6.00%, 06/15/2047	1,000	1,084
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,042
City of Newark, Series A, GO, AGM, 5.00%, 10/01/2028	750	807
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	915
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	709
Rev., BAM, 4.00%, 07/01/2051	1,000	956
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,041
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	842
Series A, Rev., 5.00%, 11/01/2027	2,500	2,664
Series AAA, Rev., 5.00%, 06/15/2036 (p)	1,000	1,054
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	527
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,270
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,134
Series BBB, Rev., 5.50%, 06/15/2030 (p)	1,225	1,307
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,132
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,530
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,023
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	246
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,293
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,800
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,035
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	6,009
Rev., 5.00%, 11/01/2052	6,190	6,587
Rev., 5.25%, 11/01/2041	6,000	6,728

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,627
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,356
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 5.00%, 06/15/2026	555	575
Series QQQ, Rev., 5.00%, 06/15/2027	410	434
Series QQQ, Rev., 5.00%, 06/15/2028	400	431
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,288
Series B, Rev., 5.00%, 06/15/2028	8,635	9,297
New Jersey Economic Development Authority, Sustainable Bonds, Series QQQ, Rev., 4.00%, 06/15/2037	2,400	2,467
New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
Rev., 5.00%, 09/01/2038	1,000	1,133
Rev., 5.00%, 09/01/2040	2,200	2,464
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,038
New Jersey Educational Facilities Authority, Princeton University,
Series A, Rev., 4.00%, 07/01/2028	1,860	1,861
Series I, Rev., 5.00%, 07/01/2036	1,015	1,081
New Jersey Educational Facilities Authority, Princeton University Revenue, Rev., 5.00%, 03/01/2044 (w)	2,250	2,558
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	230
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,325
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,277
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	574
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,390
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,550
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,531
New Jersey Higher Education Student Assistance Authority, Senior,
Series 2015-1A, Rev., AMT, 4.00%, 12/01/2030	755	740
Series A, Rev., AMT, 3.50%, 12/01/2039	100	94
Series B, Rev., AMT, 4.00%, 12/01/2041	250	243
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,150
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	302
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,093
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,165	2,121
New Jersey Housing & Mortgage Finance Agency, New Irvine Turner Apartments, Rev., HUD, 3.67%, 02/01/2026	550	547
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	195	200
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	770	738

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 5.00%, 06/15/2029	1,550	1,704
Series A, Rev., 5.00%, 06/15/2030	3,000	3,355
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,797
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,099
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,427
Series AA, Rev., 5.00%, 06/15/2045	660	702
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,168
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	575
New Jersey Transportation Trust Fund Authority, Program B,
Rev., 5.00%, 06/15/2037	2,000	2,272
Rev., 5.25%, 06/15/2046	14,455	15,870
New Jersey Transportation Trust Fund Authority, Transportation Program,
Series BB, Rev., 5.00%, 06/15/2036	3,000	3,473
Series BB, Rev., 5.00%, 06/15/2037	2,745	3,155
Series BB, Rev., 5.00%, 06/15/2038	4,000	4,564
Series BB, Rev., 5.00%, 06/15/2040	8,120	9,139
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	568
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	567
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	2,026
Rev., 5.00%, 12/15/2028	1,000	1,089
Rev., 5.00%, 12/15/2031	1,560	1,726
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,016
Series B, Rev., 4.50%, 01/01/2048	1,750	1,804
Series D, Rev., 5.00%, 01/01/2028	2,400	2,489
Series E, Rev., 5.00%, 01/01/2032	7,000	7,091
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	417
GO, BAM, 4.00%, 07/15/2035	410	427
GO, BAM, 4.00%, 07/15/2036	425	439
GO, BAM, 4.00%, 07/15/2037	430	441
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,258
Rev., AGM, 5.00%, 06/01/2040	1,100	1,250
Rev., AGM, 5.00%, 06/01/2041	1,000	1,141
Rev., AGM, 5.00%, 06/01/2042	1,000	1,146
Rutgers, The State University of New Jersey, Series G, Rev., VRDO, 4.54%, 04/01/2024 (z)	4,375	4,375
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	502
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,035
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,043
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	2,140	2,251

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
South Jersey Port Corp., Subordinate, Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2033	1,220	1,284
Series B, Rev., AMT, 5.00%, 01/01/2034	1,250	1,315
Series B, Rev., AMT, 5.00%, 01/01/2036	1,000	1,048
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	547
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,331
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,133
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,360
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,143
Series A, GO, 5.00%, 06/01/2028	4,245	4,603
The Gloucester County Improvement Authority, Rowan University Project, Rev., BAM, 5.00%, 07/01/2044	900	981

		222,178

New Mexico — 0.2%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	251
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,655
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	1,000	994
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	998
City of Farmington, San Juan and Four Corners, Rev., 2.15%, 04/01/2033	4,890	3,980
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	500	443
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,092
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,002
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,128
Rev., 5.00%, 06/01/2032	1,000	1,063
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	504
New Mexico Mortgage Finance Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,115	1,075
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 03/01/2054	610	655
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	145	144
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,543
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,489
Winrock Town Center Tax Increment Development District No 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,633

		22,649

New York — 12.5%
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036	2,000	2,372
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,743
Rev., AGM, 5.00%, 04/01/2026	500	513
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	329

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Build C Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055	70	70
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,179
Build NYC Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	267
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	657
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	565
Rev., 5.00%, 07/01/2052	700	701
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,017
Series A, GO, 5.00%, 09/01/2027	1,500	1,554
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	360
Series A1, GO, 4.00%, 08/01/2034	3,000	3,183
Series A1, GO, 4.00%, 08/01/2036	1,000	1,052
Series A1, GO, 5.00%, 08/01/2029	2,900	3,214
Series A1, GO, 5.00%, 09/01/2034	2,000	2,323
Series A1, GO, 5.00%, 08/01/2041	3,000	3,219
Series A1, GO, 5.25%, 09/01/2042	8,715	9,822
Series B1, GO, 5.00%, 08/01/2031	1,000	1,146
Series B1, GO, 5.00%, 10/01/2031	500	575
Series B1, GO, 5.00%, 08/01/2035	90	104
Series C1, GO, 5.00%, 08/01/2031	500	564
Series C4, GO, AGM, 5.00%, 10/01/2027	5,000	5,361
Series C, GO, 5.00%, 08/01/2027	2,000	2,134
Series C, GO, 5.00%, 03/01/2042	1,340	1,505
Series C, GO, 5.25%, 03/01/2053	30,140	33,104
Series D1, GO, 5.00%, 12/01/2024	150	152
Series D1, GO, 5.00%, 12/01/2031	1,380	1,509
Series D1, GO, 5.00%, 12/01/2036	11,955	12,923
Series D1, GO, 5.00%, 12/01/2044	2,560	2,705
Series E, GO, 5.00%, 08/01/2028	1,625	1,770
Series E, GO, 5.00%, 08/01/2033	2,000	2,200
Series F1, GO, 3.00%, 03/01/2035	2,135	2,051
Series F1, GO, 5.00%, 03/01/2043	1,000	1,083
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.45%, 04/04/2024 (z)	7,045	7,045
Series 3, GO, VRDO, 4.45%, 04/04/2024 (z)	1,590	1,590
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	127
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,431
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	466
Series C, GO, 5.00%, 08/01/2033	2,000	2,254
Series C, GO, 5.00%, 08/01/2035	4,740	5,305
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	230
GO, 5.25%, 05/01/2041	2,000	2,261
GO, 5.50%, 05/01/2044	1,000	1,130
City of New York, Fiscal 2022 Subordinated, Series D3, GO, VRDO, 4.63%, 04/01/2024 (z)	17,000	17,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal 2023, Series A3, GO, VRDO, 4.50%, 04/01/2024 (z)	12,900	12,900
City of New York, Fiscal 2024, Series A, GO, 5.00%, 08/01/2028	360	392
City of New York, Subordinated,
Series E1, GO, 4.00%, 04/01/2050	8,500	8,241
Series F1, GO, 5.00%, 08/01/2025	390	399
Series F1, GO, 5.00%, 08/01/2027	1,750	1,867
Series F1, GO, 5.00%, 08/01/2028	350	382
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	563
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,123
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,263
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,518
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,254
Genesee County Funding Corp. (The), Rochester Regional Health Obligation, Rev., 5.25%, 12/01/2052	2,000	2,083
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	4,058
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	9,069
Series A, Rev., 5.00%, 02/15/2045	2,210	2,288
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,159
Series A, Rev., 5.00%, 09/01/2037	1,250	1,400
Series A, Rev., 5.00%, 09/01/2044	1,000	1,003
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,355
Long Island Power Authority, Green Bond, Series E, Rev., 5.00%, 09/01/2048	2,440	2,695
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,550
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 4.36%, 11/01/2032 (aa)	430	429
Series A1, Rev., 5.00%, 11/15/2044	900	902
Series A, Rev., 5.25%, 11/15/2030	3,025	3,195
Series A, Rev., 5.25%, 11/15/2034	8,000	8,398
Series B, Rev., 5.00%, 11/15/2024	340	343
Series B, Rev., 5.00%, 11/15/2025	540	555
Series B, Rev., 5.00%, 11/15/2040	2,450	2,471
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,133
Series D, Rev., 5.00%, 11/15/2027	1,200	1,252
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,750
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., AGM, 4.00%, 11/15/2054	2,000	1,866
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,132
Series C2, Rev., Zero Coupon, 11/15/2032	500	369
Series C, Rev., 5.00%, 11/15/2040	2,465	2,612
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,015
Series E, Rev., 4.00%, 11/15/2045	60	57
Series E, Rev., 5.00%, 11/15/2029	250	276
Metropolitan Transportation Authority, Green Bonds,
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,027
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,041

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,129
Series D3, Rev., 4.00%, 11/15/2049	1,000	939
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,393
Metropolitan Transportation Authority, Sustainable Bond,
Series A, Rev., 5.25%, 11/15/2049	2,000	2,166
Series E, Rev., 5.00%, 11/15/2033	2,400	2,676
Metropolitan Transportation Authority, Transportation, Series B, Rev., 5.25%, 11/15/2037	4,795	4,810
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,798
Monroe County Industrial Development Corp., Andrews Terrace Community, Rev., HUD, 5.00%, 07/01/2028 (z)	3,915	4,042
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,034
Rev., 5.00%, 12/01/2028	1,700	1,779
Rev., 5.00%, 12/01/2029	1,900	2,003
Monroe County Industrial Development Corp., University of Rochester Project, Series A, Rev., 5.00%, 07/01/2053	13,650	14,711
MTA Hudson Rail Yards Trust Obligations,
Series A, Rev., 5.00%, 11/15/2051	5,000	4,986
Series A, Rev., 5.00%, 11/15/2056	2,000	1,979
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2026	6,055	6,255
Series A, Rev., 5.00%, 02/15/2027	5,360	5,673
Series A, Rev., 5.00%, 02/15/2029	2,485	2,748
New York City Housing Development Corp., Sustainability Bonds,
Rev., 0.70%, 11/01/2060 (z)	2,500	2,387
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,698
New York City Housing Development Corp., Sustainable Bond, Series E2, Rev., 3.80%, 11/01/2063 (z)	1,300	1,297
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	973
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 3.00%, 01/01/2040	250	216
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,049
Series A, Rev., AGM, 5.00%, 01/01/2025	250	252
Series A, Rev., AGM, 5.00%, 01/01/2027	625	654
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,084
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,655
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,548
Rev., AGM, 5.00%, 03/01/2028	1,250	1,338
Rev., AGM, 5.00%, 03/01/2029	1,500	1,635
Rev., AGM, 5.00%, 03/01/2030	3,900	4,327
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,839
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,307
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., 4.00%, 06/15/2051	6,205	6,022
Rev., VRDO, 4.50%, 04/01/2024 (z)	15,700	15,700
Rev., VRDO, 4.53%, 04/01/2024 (z)	8,000	8,000

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 06/15/2044	2,755	3,062
Rev., 5.25%, 06/15/2054	9,605	10,589
Series BB, Rev., VRDO, 4.60%, 04/01/2024 (z)	10,000	10,000
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,298
Series DD, Rev., 5.00%, 06/15/2036	665	667
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	17,992
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	591
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,061
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,849
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,525
New York City Transitional Finance Authority Building Aid Revenue, Subordinate Fiscal 2015, Series S, Rev., 5.00%, 07/15/2028	2,060	2,084
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	1,000	1,114
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2028	600	659
Series A1, Rev., 5.00%, 11/01/2031	1,725	2,004
Series A4, Rev., VRDO, 4.45%, 04/01/2024 (z)	11,200	11,200
Series E1, Rev., 3.00%, 02/01/2028	730	731
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,376
Series F1, Rev., 5.00%, 02/01/2041	2,000	2,269
Series F1, Rev., 5.00%, 02/01/2045	5,000	5,505
Series F1, Rev., 5.00%, 02/01/2046	3,335	3,651
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	7,371
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,032
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated, Series A3, Rev., 4.00%, 08/01/2042	2,500	2,478
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,057
Rev., 5.00%, 11/01/2025	255	263
Series B1, Rev., 4.00%, 08/01/2036	7,415	7,798
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,104
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,953
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Future Tax Secured, Rev., 4.00%, 11/01/2040	5,000	5,032
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Multi Modal, Series A, Rev., 5.00%, 05/01/2040	1,000	1,132
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,852
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,051
Rev., 5.00%, 05/01/2031	1,000	1,145
Rev., 5.25%, 08/01/2042	3,000	3,392
Series A3, Rev., 4.00%, 05/01/2042	2,000	2,003
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,805
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,442

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Multi Modal Bonds Subordinate, Rev., 5.00%, 05/01/2039	1,500	1,722
New York City Transitional Finance Authority, Subordinate,
Series D1, Rev., 5.00%, 11/01/2034	4,410	5,254
Series D1, Rev., 5.00%, 11/01/2037	715	832
Series D1, Rev., 5.00%, 11/01/2039	3,000	3,464
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	560
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,505
Series BB1, Rev., 5.00%, 06/15/2049	500	530
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,179
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,140
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,693
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,050
Rev., 5.00%, 06/15/2029	535	597
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,834
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,457
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,256
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,116
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,896
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 4.45%, 04/01/2024 (z)	2,000	2,000
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,186
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,501
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	994
New York Liberty Development Corp., 3 World Trade Center, Rev., 5.38%, 11/15/2040 (e)	1,945	1,951
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,365
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	19,900	19,906
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	152
Rev., AGM, 5.00%, 11/15/2028	1,000	1,105
Rev., AGM, 5.00%, 11/15/2034	635	739
Rev., AGM, 5.00%, 11/15/2035	1,250	1,448
New York State Dormitory Authority,
Series A1, Rev., 5.00%, 03/15/2036	2,500	2,939
Series A, Rev., 4.00%, 03/15/2039	1,000	1,021
Series A, Rev., 4.00%, 03/15/2054	7,090	6,795
Series A, Rev., 5.00%, 03/15/2029	3,000	3,307
Series A, Rev., 5.00%, 03/15/2034	2,000	2,074
Series A, Rev., 5.00%, 03/15/2036	1,765	2,086
Series A, Rev., 5.00%, 03/15/2040	1,000	1,077
Series A, Rev., 5.00%, 03/15/2044	3,975	4,358
Series C, Rev., 5.00%, 03/15/2044	2,080	2,085
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,307
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,413
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026 (p)	95	98
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,340
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,268
Series A, Rev., 5.00%, 03/15/2036	2,015	2,211
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,455
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	999
Series A, Rev., 5.00%, 08/01/2026	900	911
Series A, Rev., 5.00%, 08/01/2031	1,010	1,047
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,227
Rev., 4.25%, 05/01/2052	4,930	4,779
Rev., 5.00%, 05/01/2052	3,000	3,167
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,934
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	3,000	3,359
Rev., AGM, 5.00%, 10/01/2030	4,000	4,570
Rev., AGM, 5.00%, 10/01/2036	260	296
New York State Dormitory Authority, St John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	955
New York State Dormitory Authority, Unrefunded General Purpose, Series D, Rev., 5.00%, 02/15/2026	5	5
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028	1,000	1,084
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,639
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	632
Rev., 5.00%, 09/15/2031	250	291
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,797
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	243
New York State Environmental Facilities Corp., Waste Management, Inc., Rev., AMT, 4.10%, 05/01/2030 (z)	2,500	2,499
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,698
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,232
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,758
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,122
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,053
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	503
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,147
Series A, Rev., 5.00%, 03/15/2027 (p)	1,000	1,059
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,153
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2042	2,000	2,001
New York State Urban Development Corp., Bidding Group 1, Series A, Rev., 5.00%, 03/15/2034	1,690	1,954

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	3,102
New York State Urban Development Corp., Group 2, Series E, Rev., 4.00%, 03/15/2038	1,000	1,027
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,075
Rev., 4.00%, 03/15/2041	5,000	5,027
Rev., 5.00%, 03/15/2030	500	566
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,949
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,997
Series AG, Rev., 5.00%, 03/15/2038	5,000	5,199
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,306
Series B, Rev., 3.54%, 03/15/2028 (p)	7,000	6,744
New York State Urban Development Corp., Sustainable Bond State Person, Rev., 5.00%, 03/15/2063	15,000	15,992
New York Transportation Development Corp., American Airlines, Inc,
Rev., AMT, 2.25%, 08/01/2026	585	566
Rev., AMT, 5.00%, 08/01/2026	5,375	5,377
New York Transportation Development Corp., Delta Air Lines, Inc, LaGuardia,
Rev., AMT, 4.38%, 10/01/2045	8,130	8,013
Rev., AMT, 5.00%, 01/01/2032	3,000	3,110
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia, Rev., AMT, 5.00%, 10/01/2035	11,000	11,660
New York Transportation Development Corp., John F. Kennedy International Airport, Rev., AMT, 5.38%, 08/01/2036	2,000	2,111
New York Transportation Development Corp., LaGuardia Airport Terminal,
Rev., AMT, 5.63%, 04/01/2040	15,355	16,751
Rev., AMT, 6.00%, 04/01/2035	5,000	5,670
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 4.00%, 07/01/2033	2,500	2,418
Rev., AMT, 5.00%, 07/01/2046	15,180	14,954
Rev., AMT, 5.25%, 01/01/2050	8,425	8,431
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,394
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	5,001
Rev., AMT, 5.00%, 07/01/2041	1,000	992
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	592
New York Transportation Development Corp., Sustainable Bond, JFK International Airport,
Rev., AGM, AMT, 5.00%, 06/30/2049	14,750	15,409
Rev., AGM, AMT, 5.50%, 06/30/2043	1,585	1,747
Rev., AMT, 6.00%, 06/30/2054	10,575	11,720
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 5.00%, 12/01/2030	1,710	1,858
Rev., AMT, 5.00%, 12/01/2032	2,005	2,221
Rev., AMT, 5.00%, 12/01/2033	1,000	1,085
Rev., AMT, 5.00%, 12/01/2037	3,500	3,792
Rev., AMT, 5.00%, 12/01/2038	1,000	1,077
New York Transportation Development Corp., Terminal 4 JFK International Airport, Rev., AMT, 5.00%, 12/01/2030	4,160	4,520

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., Terminal 4 John F Kennedy International,
Rev., AMT, 4.00%, 12/01/2038	300	290
Rev., AMT, 4.00%, 12/01/2039	300	289
Rev., AMT, 4.00%, 12/01/2040	1,475	1,403
Rev., AMT, 4.00%, 12/01/2041	300	283
Rev., AMT, 4.00%, 12/01/2042	300	280
Rev., 5.00%, 12/01/2024	200	201
Rev., 5.00%, 12/01/2025	200	205
Rev., 5.00%, 12/01/2026	995	1,035
Rev., 5.00%, 12/01/2027	200	211
Rev., 5.00%, 12/01/2028	200	215
Rev., 5.00%, 12/01/2037	250	270
Rev., 5.00%, 12/01/2038	2,250	2,413
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2027	2,210	2,319
Series 207, Rev., AMT, 5.00%, 09/15/2028	1,080	1,140
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,283
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	4,980
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,388
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,237
Series 242, Rev., AMT, 5.00%, 12/01/2042	7,000	7,565
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,072
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,148
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,776
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,644
Port Authority of New York & New Jersey, Consolidated 211, Rev., 4.00%, 09/01/2043	5,000	4,982
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	762
Port Authority of New York & New Jersey, Consolidated Bond Two, Rev., AMT, 5.50%, 08/01/2052	8,500	9,226
Port Authority of New York & New Jersey, Consolidated Bond Two Hund, Rev., AMT, 5.00%, 01/15/2039	1,250	1,361
Port Authority of New York & New Jersey, Consolidated Bonds,
Series 221, Rev., AMT, 4.00%, 07/15/2039	5,000	4,964
Series 221, Rev., AMT, 4.00%, 07/15/2040	3,715	3,680
Port Authority of New York & New Jersey, Consolidated One Hundred Eighty,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,015
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,765
State of New York Mortgage Agency Homeowner Mortgage Revenue, Social Bonds, Series 253, Rev., SONYMA, AMT, 4.70%, 10/01/2038	2,090	2,132
State of New York Mortgage Agency, Social Bonds, Series 233, Rev., 3.00%, 10/01/2045	2,140	2,068
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	105	103
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/01/2053 (w)	1,000	1,018
Triborough Bridge & Tunnel Authority,
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	3,932
Series A, Rev., BAN, 5.00%, 08/15/2024	3,000	3,015
Series A, Rev., 5.00%, 11/15/2041	1,975	2,010
Series A, Rev., 5.00%, 11/15/2047	2,500	2,726
Series A, Rev., 5.00%, 11/15/2049	3,040	3,244

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Triborough Bridge & Tunnel Authority Sales Tax Revenue,
Series A1, Rev., 5.00%, 05/15/2049	2,600	2,841
Series A1, Rev., 5.00%, 05/15/2054	2,355	2,548
Series A1, Rev., 5.25%, 05/15/2059	14,710	16,179
Series A1, Rev., 5.25%, 05/15/2064	20,770	22,754
Series A2, Rev., 5.25%, 05/15/2064	24,000	26,105
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,238
Series E-2B, Rev., 5.00%, 11/15/2032	575	673
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,679
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Rev., 5.00%, 11/15/2026	2,440	2,568
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,817
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,595
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,204
Series C, Rev., 5.25%, 05/15/2052	10,000	10,895
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,257
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,328
Rev., 5.00%, 05/15/2036	2,000	2,312
Rev., 5.00%, 05/15/2038	4,240	4,817
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	760
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,186
Utility Debt Securitization Authority,
Series 1, Rev., 5.00%, 12/15/2031	3,000	3,388
Series 1, Rev., 5.00%, 12/15/2039	1,000	1,178
Series 1, Rev., 5.00%, 12/15/2040	1,420	1,661
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,543
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,620
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	500
Westchester County Local Development Corp., Westchester Med. Ctr. Obligated,
Rev., AGM, 5.00%, 11/01/2047	5,610	5,979
Rev., AGM, 5.75%, 11/01/2048	1,400	1,626
Rev., AGM, 5.75%, 11/01/2049	2,000	2,317
Rev., 6.25%, 11/01/2052	420	479
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	240	227

		1,128,411

North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,050
Charlotte-Mecklenburg Hospital Authority, The Atrium Health, Series D, Rev., 3.63%, 01/15/2048 (z)	2,200	2,193
City of Charlotte Airport Revenue, Rev., 5.00%, 07/01/2040	2,375	2,693
City of Charlotte Airport Revenue, Airport, Series A, Rev., 4.00%, 07/01/2036	1,520	1,591
City of Charlotte Airport Revenue, Charlotte Douglas International, Rev., AMT, 5.00%, 07/01/2026	1,315	1,357
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,281
Rev., AMT, 5.00%, 07/01/2049	5,000	5,157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Carolina — continued
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,382
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,764
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	555
Rev., AGM, AMT, 5.25%, 07/01/2041	415	459
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,889
North Carolina Department of Transportation, I-77 Hot Lanes Project, Rev., AMT, 5.00%, 06/30/2054	3,825	3,750
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	30	30
Series 44, Rev., 2.30%, 01/01/2031	1,030	926
Series 44, Rev., 4.00%, 07/01/2050	280	278
Series 45, Rev., GNMA/FNMA/FHLMC, 1.90%, 01/01/2032	1,525	1,290
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	845	816
North Carolina Housing Finance Agency, Sustainable Bond 1998 Trust Agency, Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	2,125	2,333
North Carolina Housing Finance Agency, Sustainable Bonds 1998 Trust,
Rev., GNMA/FNMA/FHLMC, 4.90%, 07/01/2043	5,000	5,186
Rev., GNMA/FNMA/FHLMC, 6.25%, 01/01/2055	4,925	5,375
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	1,875	1,936
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	886
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	605
Series A, Rev., 4.00%, 10/01/2040	1,200	1,145
Series A, Rev., 4.00%, 10/01/2045	2,250	2,047
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,928
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	717
North Carolina Medical Care Commission, Vidant Health, Rev., 5.00%, 06/01/2045	1,145	1,154
North Carolina State Education Assistance Authority, Senior Bonds, Series A, Rev., AMT, 5.00%, 06/01/2043	1,260	1,280
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,527
North Carolina Turnpike Authority, Triangle Expressway System, Rev., AGM, 5.00%, 01/01/2053	2,000	2,139
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,047
Raleigh Durham Airport Authority, Series A, Rev., AMT, 5.00%, 05/01/2032	505	527
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,924
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,104
Town of Fuquay-Varina Combined Utilities Revenue, Series A, Rev., 4.00%, 02/01/2049	3,250	3,182
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,368

		75,871

North Dakota — 0.4%
Cass County Joint Water Resource District,
Series A, GO, 0.48%, 05/01/2024	3,635	3,625
Series A, GO, 3.45%, 04/01/2027 (w)	12,250	12,247
City of Grand Forks, Altru Health System,
Rev., 5.00%, 12/01/2031	1,500	1,569

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
North Dakota — continued
Series A, Rev., AGM, 5.00%, 12/01/2041	1,000	1,083
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	2,164
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	1,705	1,650
Series C, Rev., 4.00%, 01/01/2050	630	625
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	40	39
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	2,075	2,066
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	955	917
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Finance Program, Rev., 5.75%, 01/01/2054	500	533
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,305	1,381
North Dakota Housing Finance Agency, Sustainable Bonds Home Mortgage, Rev., 6.25%, 01/01/2054	3,750	4,097
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,410
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	306

		33,712

Ohio — 1.9%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	6,275	6,382
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,235
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	493
Rev., 4.00%, 11/15/2035	1,000	973
Rev., 4.00%, 11/15/2038	750	701
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,829
Rev., 5.00%, 02/15/2026	600	617
American Municipal Power, Inc., Prairie State Energy Campus, Rev., 5.00%, 02/15/2026	2,500	2,573
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	13,690	12,946
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,051
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,107
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,750	1,696
Columbus-Franklin County Finance Authority, Dering Family Homes Project, Rev., 5.00%, 07/01/2045 (z)	2,200	2,259
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	53
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,330
County of Franklin, Che Trinity Health Credit Group, Rev., 3.70%, 12/01/2046 (z)	2,500	2,499
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,992
Rev., 5.00%, 11/01/2031	1,000	1,144
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,593
County of Miami, Improvement, Kettering Health Network, Rev., 5.00%, 08/01/2049	2,000	2,036
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	763
Rev., 5.00%, 08/01/2029	145	158
Rev., 5.00%, 08/01/2033	230	257

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,188
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	1,900	2,164
Franklin County Convention Facilities Authority, Greater Columbus Convention Center, Rev., 5.00%, 12/01/2044	1,000	988
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,514
Jefferson County Port Authority, JSW Steel USA Ohio, Rev., AMT, 5.00%, 12/01/2053 (e) (z)	5,835	5,932
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,044
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	560
Series A, Rev., 5.00%, 09/01/2030	1,005	1,135
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,553
Ohio Air Quality Development Authority, American Electric Power Co. Project, Rev., AMT, 2.50%, 08/01/2040 (z)	2,500	2,203
Ohio Air Quality Development Authority, American Electric Power Company,
Rev., 1.90%, 05/01/2026 (z)	5,000	4,903
Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,227
Ohio Air Quality Development Authority, AMG Vanadium Project, Rev., AMT, 5.00%, 07/01/2049 (e)	4,565	4,174
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	6,965
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,275
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	881
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,827
Rev., 1.50%, 02/01/2026 (z)	120	112
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 3.87%, 12/01/2042 (aa)	155	152
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,102
Ohio Higher Educational Facility Commission, Senior University Circle, Inc., Rev., 5.00%, 01/15/2050	1,000	1,032
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,240
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	840	841
Ohio Housing Finance Agency, Mortgage Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 3.25%, 09/01/2052	5,980	5,805
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	293
Ohio Housing Finance Agency, Robert Cassidy Manor Apartments, Rev., FHA HUD, 5.00%, 04/01/2026 (z)	3,060	3,084
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,030
Ohio State University (The), Sustainable Bonds Multiyear Debt, Rev., 4.00%, 12/01/2041	2,060	2,084
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,522
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	540
Rev., 5.00%, 02/15/2033	365	430
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	552
Ohio Water Development Authority Water Pollution Control Loan Fund,
Series A, Rev., 5.00%, 12/01/2030	4,500	5,171
Series B, Rev., 3.00%, 12/01/2034	125	123

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority Water Pollution Control Loan Fund, Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,000	1,060
Ohio Water Development Authority Water Pollution Control Loan Fund, Sustainable Bonds Water Pollution, Rev., 5.00%, 12/01/2033	4,420	5,280
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	347
State of Ohio,
Series A2, Rev., 4.00%, 04/01/2033	3,000	3,016
Series A, GO, 5.00%, 09/01/2024	130	131
Series A, GO, 5.00%, 03/01/2034	1,000	1,180
Series X, GO, 5.00%, 05/01/2035	300	348
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,779
Rev., 5.00%, 01/01/2034	2,425	2,794
Rev., 5.00%, 01/01/2039	570	636
Series A, Rev., 5.00%, 01/01/2027	940	991
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	141
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	825
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,100
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,100
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,143
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,579
Series C, GO, 5.00%, 08/01/2028 (p)	350	383
State of Ohio, Infrastructure Improvement,
GO, 4.00%, 09/01/2025	1,075	1,087
GO, 4.00%, 09/01/2027	1,690	1,753
GO, 5.00%, 03/01/2034	1,000	1,162
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,246
Rev., 4.00%, 11/15/2041	1,450	1,346
Rev., 5.00%, 11/15/2028	680	711
State of Ohio, University Hospital Health, Rev., VRDO, 3.90%, 04/01/2024 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	1,013
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,016
Summit County Development Finance Authority, University of Akron Parking Project, Rev., 5.63%, 12/01/2048	4,645	4,935

		171,935

Oklahoma — 0.5%
Creek County Educational Facilities Authority, Sapulpa Public Schools Project, Rev., BAM, 4.13%, 09/01/2048	4,250	4,161
Grand River Dam Authority, Rev., 5.00%, 06/01/2037	1,850	2,117
Oklahoma City Economic Development Trust, Increment District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,740
Rev., 4.00%, 03/01/2033	5,000	5,310
Rev., 4.00%, 03/01/2034	4,440	4,709
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,980
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 4.20%, 04/04/2024 (z)	1,910	1,910
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037	1,110	1,166

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oklahoma — continued
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	8,000	8,235
Oklahoma Housing Finance Agency, Home Ownership Loan Program, Rev., GNMA/FNMA/FHLMC, 6.50%, 09/01/2054	2,700	3,048
Oklahoma Turnpike Authority,
Series A, Rev., 3.75%, 01/01/2033	1,000	1,004
Series A, Rev., 5.00%, 01/01/2037	1,665	1,708
Oklahoma Water Resources Board, Series B, Rev., 5.00%, 10/01/2026	1,255	1,316
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	3,000	2,926
Osage County Industrial Authority, Rev., 5.75%, 09/01/2053	1,000	1,003
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,436

		43,769

Oregon — 0.7%
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 5.00%, 12/01/2031	2,670	3,109
City of Portland Water System Revenue, Second Lien,
Series A, Rev., 4.00%, 05/01/2039	500	508
Series A, Rev., 5.00%, 05/01/2033	1,825	2,039
County of Gilliam, Waste Management, Rev., AMT, 3.95%, 07/01/2038 (z)	1,000	999
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	235	213
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,107
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	9,740	9,351
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,017
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,635
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,824
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,789
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,704
Series 27A, Rev., AMT, 5.00%, 07/01/2034	1,455	1,585
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,080
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	560
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,363
Port of Portland Airport Revenue, Portland International Airport,
Rev., AMT, 5.00%, 07/01/2026	1,145	1,182
Rev., AMT, 5.00%, 07/01/2031	2,230	2,402
Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,075
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	178
Rev., 4.00%, 05/15/2040	750	663
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,046
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	10,072
State of Oregon Housing & Community Services Department, Series C, Rev., 3.00%, 01/01/2052	3,205	3,101
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	615	594
State of Oregon Housing & Community Services Department, The Susan Emmons Apartments Project, Rev., HUD, 4.35%, 06/01/2024	2,115	2,113
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	104

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	509
GO, 5.00%, 05/01/2030	405	460
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,298
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	265	283
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,295	1,240
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,035
Yamhill Clackamas & Washington Counties School District No. 29J Newberg, Series B, GO, SCH BD GTY, 4.00%, 06/15/2039	3,620	3,710

		63,948

Pennsylvania — 4.7%
Allegheny County Airport Authority,
Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,396
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	8,920	8,302
Series B, Rev., AGM, 4.00%, 01/01/2039	2,635	2,705
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,051
Series A, Rev., 5.00%, 04/01/2047	1,560	1,583
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
Rev., 4.00%, 07/15/2038	2,185	2,200
Rev., 5.00%, 07/15/2030	1,000	1,095
Allegheny County Industrial Development Authority, United States Steel Corp., Rev., 4.88%, 11/01/2024	1,500	1,503
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,565
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,246
Series A, Rev., 5.00%, 07/15/2027	765	810
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	418
Series B, Rev., 4.00%, 06/01/2036	675	707
Series B, Rev., 5.00%, 06/01/2030	500	565
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,029
Allentown Neighborhood Improvement Zone Development Authority, Neuweiler Lofts Project, Rev., 6.25%, 05/01/2042 (e)	2,010	2,017
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	188
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,029
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,386
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	777
Rev., 5.00%, 11/01/2047	2,155	1,115
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 01/01/2030 (aa)	230	226
Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 07/01/2031 (aa)	290	286
Rev., (United States SOFR * 0.67 + 0.35%), 3.91%, 01/01/2032 (aa)	240	236
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,080
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 4.26%, 04/04/2024 (z)	400	400
Chartiers Valley School District, Series B, GO, 5.00%, 10/15/2040 (p)	1,000	1,017
Chester County Industrial Development Authority, Avon Grove Charter School, Rev., 5.00%, 03/01/2027	185	188

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Chester County School Authority, Chester County Intermediate Unit,
Rev., BAM, 5.00%, 04/01/2037	1,000	1,103
Rev., BAM, 5.00%, 04/01/2039	1,000	1,087
Rev., BAM, 5.00%, 04/01/2040	1,550	1,677
Rev., BAM, 5.00%, 04/01/2043	1,000	1,071
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	7,022
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,910
Series A, GO, 5.00%, 08/01/2030	4,000	4,067
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,144
Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,327
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,382
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,584
City of Philadelphia Airport Revenue, Private Activity,
Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,080
Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,620
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2040	2,790	3,056
Series A, Rev., 5.00%, 11/01/2045	7,000	7,508
Series C, Rev., 5.00%, 06/01/2042	1,000	1,095
Commonwealth Financing Authority, Tobacco Master Settlement Payment,
Rev., AGM, 4.00%, 06/01/2039	6,340	6,376
Rev., 5.00%, 06/01/2025	1,820	1,845
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,022
Series 1, GO, 4.00%, 03/01/2035	3,650	3,767
Series 1, GO, 4.00%, 03/15/2035	2,000	2,007
Commonwealth of Pennsylvania, Bidding Group C First Series, Series 1, GO, 4.00%, 09/01/2040	5,000	5,103
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,401
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 4.74%, 08/15/2038 (aa)	355	351
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,029
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,007
Rev., 5.00%, 01/01/2040	10,000	10,011
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	4,390	4,792
Series C, Rev., (CME Term SOFR 3 Month * 0.67 + 0.75%), 4.50%, 06/01/2037 (aa)	250	224
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	995
Geisinger Authority, Geisinger Health System Se, Rev., 5.00%, 02/15/2045	5,560	5,672
Lancaster County Hospital Authority, Auth Masonic Villages Project, Rev., 5.13%, 11/01/2038	1,675	1,754
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	643
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	566
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,331
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,554
Series B, Rev., 5.00%, 02/15/2038	1,200	1,342
Series B, Rev., 5.00%, 02/15/2039	2,000	2,214

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	253
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,535
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	3,335	3,422
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,553
Series C, Rev., 5.00%, 11/15/2045	2,585	2,687
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	498
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,560
Northampton County General Purpose Authority, St. Luke’s University Health Network,
Rev., 5.00%, 08/15/2046	5,030	5,088
Rev., AGM, 5.00%, 08/15/2049 (w)	4,000	4,295
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,949
Rev., 5.00%, 05/15/2031	2,385	2,692
Pennsylvania Economic Development Financing Authority Parking System Revenue, Senior Insured Capitol,
Rev., AGM, 4.00%, 01/01/2041	1,000	1,001
Rev., AGM, 4.00%, 01/01/2042	1,035	1,030
Rev., AGM, 4.13%, 01/01/2043	1,070	1,072
Rev., AGM, 5.00%, 01/01/2034	2,000	2,224
Pennsylvania Economic Development Financing Authority, Covanta Project Sustainable, Rev., AMT, 3.25%, 08/01/2039 (e)	2,515	1,891
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,527
Rev., AMT, 5.00%, 12/31/2034	2,000	2,035
Rev., AMT, 5.00%, 06/30/2042	1,250	1,253
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,576
Rev., 4.00%, 01/01/2029	450	446
Rev., 4.00%, 01/01/2031	800	794
Pennsylvania Economic Development Financing Authority, Republic Services, Inc., Rev., AMT, 4.00%, 04/01/2034 (z)	1,360	1,360
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	7,095
Rev., AMT, 5.25%, 06/30/2035	1,500	1,693
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	6,362
Rev., AMT, 5.75%, 06/30/2048	3,750	4,178
Rev., AGM, AMT, 5.75%, 12/31/2062	2,500	2,795
Rev., AMT, 6.00%, 06/30/2061	1,500	1,684
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,257
Series A, Rev., 4.00%, 02/15/2042	1,330	1,316
Series A, Rev., 5.00%, 02/01/2030	4,960	4,975
Pennsylvania Economic Development Financing Authority, Villanova University Project, Rev., 5.00%, 08/01/2049 (w)	2,525	2,783

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,842
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,853
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 1.75%, 08/01/2038 (z)	6,100	6,050
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 4.04%, 06/01/2041 (aa)	805	804
Rev., AMT, 4.10%, 08/01/2045 (z)	2,050	2,049
Rev., AMT, 4.60%, 10/01/2046 (z)	10,000	10,166
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,579
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	97
Pennsylvania Higher Education Assistance Agency, Senior, Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,931
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University,
Rev., 5.25%, 09/01/2050	1,345	1,353
Rev., AGM-CR, 5.25%, 09/01/2050	7,000	7,049
Pennsylvania Higher Educational Facilities Authority, Trustees University, Series A, Rev., 4.00%, 02/15/2043	1,000	995
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2042	1,250	1,282
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,189
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	2,855	2,768
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	4,092
Series A, Rev., 5.50%, 10/01/2053	1,500	1,580
Pennsylvania Housing Finance Agency, Social Bonds, Series 141A, Rev., 5.75%, 10/01/2053	3,050	3,232
Pennsylvania Housing Finance Agency, Sustainable Bond,
Series 144A, Rev., 4.45%, 10/01/2044	2,000	1,999
Series 144A, Rev., 6.00%, 10/01/2054	2,535	2,762
Pennsylvania Housing Finance Agency, Sustainable Bonds, Series 2022, Rev., 4.25%, 10/01/2052	2,000	2,000
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,075
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,067
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,744
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,016
Series A2, Rev., 5.00%, 12/01/2024	100	101
Series A, Rev., 4.00%, 12/01/2041	1,250	1,261
Series A, Rev., 5.25%, 12/01/2044	2,500	2,642
Series B, Rev., 4.00%, 12/01/2039	3,000	3,069
Series B, Rev., 5.00%, 12/01/2026	400	420
Series B, Rev., 5.00%, 12/01/2027	500	537
Series B, Rev., 5.00%, 12/01/2039	1,305	1,473
Series B, Rev., 5.25%, 12/01/2047	3,000	3,318
Series C, Rev., 4.00%, 12/01/2040	1,400	1,415
Series C, Rev., 4.00%, 12/01/2042	1,555	1,557
Series C, Rev., 5.00%, 12/01/2027	345	371
Series C, Rev., 5.00%, 12/01/2041	1,560	1,727
Series C, Rev., 5.00%, 12/01/2046	1,350	1,452

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Subordinate, Series B, Rev., 5.00%, 12/01/2038	1,500	1,601
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,052
Pennsylvania Turnpike Commission, Subordinate,
Rev., 5.00%, 12/01/2030	1,750	1,863
Series A, Rev., 4.00%, 12/01/2043	2,135	2,128
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,051
Series A, Rev., 5.00%, 12/01/2036	2,775	2,878
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,624
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,346
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	909
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,148
Series A, Rev., 5.00%, 09/01/2035	1,105	1,140
Series A, Rev., 5.00%, 09/01/2047	1,000	1,013
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	5,011
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	514
Series B, Rev., AGM, 4.00%, 09/01/2038	500	506
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,186
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048	1,000	1,080
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,962
School District of Philadelphia, Series A, GO, BAM, 4.00%, 09/01/2039	7,500	7,600
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	610	643
Series A, GO, 5.00%, 09/01/2031	245	274
Series A, GO, 5.00%, 09/01/2035	3,000	3,187
Series F, GO, 5.00%, 09/01/2035	5,000	5,114
Series F, GO, 5.00%, 09/01/2037	2,000	2,034
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	944
Series B, GO, 5.00%, 09/01/2028	1,485	1,591
Series B, GO, 5.00%, 09/01/2029	450	489
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,013
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,394
Rev., 5.25%, 06/01/2042	1,500	1,688
Rev., 5.25%, 06/01/2047	7,750	8,548
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,364
Rev., AGM, 5.00%, 02/01/2028	2,590	2,777
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,029
Rev., BAM, 4.00%, 03/01/2030	640	658
Rev., BAM, 4.00%, 03/01/2031	500	514
Rev., BAM, 5.00%, 03/01/2027	715	748
Rev., BAM, 5.00%, 03/01/2028	755	805
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,628

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	570
Series A, Rev., 5.00%, 07/01/2028	1,400	1,451

		422,730

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	480
Series A1, GO, 4.00%, 07/01/2041	505	475
Series A1, GO, 4.00%, 07/01/2046	525	481
Series A1, GO, 5.38%, 07/01/2025	1,917	1,955
Series A1, GO, 5.63%, 07/01/2027	5,045	5,365
Series A1, GO, 5.63%, 07/01/2029	2,000	2,188
Series A1, GO, 5.75%, 07/01/2031	2,008	2,262
Series A, GO, Zero Coupon, 07/01/2024	78	78
Series A, GO, Zero Coupon, 07/01/2033	7,410	4,861
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	7,460	4,312
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien, Series A, Rev., 5.00%, 07/01/2047 (e)	1,000	1,017
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	26
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	26
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	150
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	75
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	26
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	315
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	26
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	78
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	124
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	152
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	131
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (CME Term SOFR 3 Month * 0.67 + 0.52%), 4.27%, 07/01/2029 (aa)	500	472
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,208
Series A1, Rev., 4.75%, 07/01/2053	3,000	2,986
Series A1, Rev., 5.00%, 07/01/2058	18,250	18,304
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,397
Series A2, Rev., 4.33%, 07/01/2040	13,000	13,004

		63,003

Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,017
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	290	286
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	459
Series 73A, Rev., 1.10%, 04/01/2027	300	270
Series 73A, Rev., 1.65%, 10/01/2029	715	622
Series 73A, Rev., 3.00%, 10/01/2050	980	949

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Rhode Island — continued
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,340	2,260
Rhode Island Student Loan Authority,
4.13%, 12/01/2041	1,330	1,307
4.13%, 12/01/2043	1,600	1,568
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	398
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	3,165	3,170

		12,306

South Carolina — 1.2%
City of Columbia Waterworks & Sewer System Revenue,
Rev., 5.00%, 02/01/2047	2,625	2,909
Series B, Rev., 5.00%, 02/01/2036	1,085	1,274
Series B, Rev., 5.00%, 02/01/2037	1,500	1,745
Series B, Rev., 5.00%, 02/01/2038	1,500	1,728
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	761
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,023
Rev., 4.00%, 11/01/2031	1,000	1,024
Patriots Energy Group Financing Agency, Series B1, Rev., 5.25%, 02/01/2054 (z)	14,400	15,603
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,017
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,024
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,593
South Carolina Jobs-Economic Development Authority, Prisma Health Obligation Group,
Rev., VRDO, 4.32%, 04/04/2024 (z)	4,800	4,800
Rev., 5.00%, 05/01/2043	2,000	2,057
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	5,829
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,031
Series A, Rev., 4.00%, 12/01/2034	2,000	2,058
Series A, Rev., 4.00%, 12/01/2037	2,000	2,016
Series A, Rev., 4.00%, 12/01/2038	520	521
Series A, Rev., 5.00%, 12/01/2027	1,525	1,611
Series A, Rev., 5.00%, 12/01/2028	1,700	1,725
Series A, Rev., 5.00%, 12/01/2029	85	93
Series A, Rev., 5.00%, 12/01/2031	4,500	5,003
Series A, Rev., 5.00%, 12/01/2032	1,000	1,111
Series B, Rev., 5.00%, 12/01/2040	1,000	1,073
Series B, Rev., 5.00%, 12/01/2041	2,000	2,041
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,020
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,660
South Carolina Public Service Authority, Pre-refunded Obligations, Series A, Rev., 5.00%, 12/01/2024 (p)	380	383
South Carolina Public Service Authority, Unrefunded Obligations,
Rev., 5.00%, 12/01/2038	1,000	992
Series A, Rev., 5.00%, 12/01/2024	120	121
Series A, Rev., 5.50%, 12/01/2054	15,000	15,011
Series C, Rev., 5.00%, 12/01/2046	3,000	2,971

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
Series E, Rev., 5.25%, 12/01/2055	7,000	7,047
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	640	618
Series A, Rev., 4.00%, 01/01/2052	820	814
Series B, Rev., 3.25%, 01/01/2052	5,915	5,764
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 4.00%, 09/01/2024	2,190	2,185
South Carolina State Housing Finance & Development Authority, Villages at Congaree, Rev., 1.25%, 06/01/2025 (z)	895	890
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	580
Rev., 5.00%, 04/15/2028	500	531

		105,257

South Dakota — 0.2%
County of Lincoln, GO, 5.00%, 12/01/2048	3,000	3,198
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	226
South Dakota Health & Educational Facilities Authority, Sanford Obligated Group, Rev., 5.00%, 11/01/2045	4,500	4,562
South Dakota Housing Development Authority,
Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 05/01/2051	900	882
Series G, Rev., GNMA/FNMA/FHLMC, 6.25%, 05/01/2055	4,270	4,665
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,570	2,482

		16,015

Tennessee — 1.1%
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2028	305	328
Series A, Rev., 5.00%, 08/01/2044	1,000	1,044
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	997
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,506
County of Coffee, GO, 5.00%, 06/01/2026	250	260
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	2,275	2,255
Johnson City Health & Educational Facilities Board, Tapestry at Roan Hill, Rev., HUD, 3.60%, 12/01/2027 (z)	3,000	2,982
Knox County Health Educational & Housing Facility Board, University of Tennessee Project,
Series A1, Rev., BAM, 5.00%, 07/01/2039	500	550
Series A1, Rev., BAM, 5.25%, 07/01/2049	1,365	1,480
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	407
Knoxville’s Community Development Corp., Willow Place Project, Rev., HUD, 3.75%, 12/01/2027 (z)	1,800	1,792
Lewisburg Industrial Development Board, Waste Management Tennessee Project, Rev., AMT, 4.10%, 07/02/2035 (z)	2,500	2,499
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	285
Rev., AMT, 5.00%, 07/01/2043	2,055	2,111
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Rev., 5.25%, 05/01/2048	1,250	1,351

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,293
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,657
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bonds, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,785	3,084
Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	593
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Senior Lien, Series A, Rev., AGM, 5.25%, 07/01/2048	2,925	3,229
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Rev., 5.00%, 05/15/2043	1,500	1,698
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,587
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	72
Series B, Rev., AMT, 5.00%, 07/01/2027	170	178
Series B, Rev., AMT, 5.25%, 07/01/2033	270	307
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,769
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,842
State of Tennessee, GO, 5.00%, 05/01/2041	7,470	8,523
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	6,500	6,503
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,343
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,495
Rev., 5.00%, 05/01/2052 (z)	18,000	19,011
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	9,000	9,292
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	200	197
Tennessee Housing Development Agency, Sustainable Bonds,
Series 1A, Rev., 4.50%, 07/01/2044	1,220	1,219
Series 1A, Rev., 5.75%, 01/01/2055	550	593
Williamson County Industrial Development Board, Wood Duck Court Apartments, Rev., HUD, 5.00%, 05/01/2042 (z)	1,460	1,505

		103,837

Texas — 10.6%
Alamo Community College District, Maintenance Tax Notes, GO, 5.00%, 02/15/2026	5,000	5,173
Anson Education Facilities Corp., Arlington Classics Academy, Rev., 5.00%, 08/15/2045	1,370	1,376
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	200
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	448
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	268
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	442
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	627
Arlington Higher Education Finance Corp., Legacy Traditional Schools,
Rev., 4.13%, 02/15/2041	815	636
Rev., 6.00%, 02/15/2042 (e)	250	242
Arlington Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	775	801

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Austin Community College District,
GO, 5.00%, 08/01/2048	3,500	3,829
GO, 5.25%, 08/01/2053	1,500	1,660
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,145
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,046
GO, 5.00%, 08/01/2038	500	572
Series A, GO, PSF-GTD, 4.00%, 08/01/2032 (p)	1,000	1,009
Barbers Hill Independent School District, GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,461
Bastrop Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	2,000	2,249
Beaumont Independent School District,
GO, PSF-GTD, 3.00%, 02/15/2033	2,500	2,424
GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,584
Bells Independent School District, GO, PSF-GTD, 4.25%, 02/15/2053	2,310	2,290
Bexar County Hospital District, Certificate Obligation, GO, 5.00%, 02/15/2043	2,750	2,998
Bexar County Hospital District, Certificates Obligation, GO, 4.00%, 02/15/2039	1,090	1,103
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	417
GO, 5.00%, 02/15/2037	230	258
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,139
Series E, Rev., 5.00%, 08/15/2027	1,000	1,069
Board of Regents of the University of Texas System, Financing System, Series A, Rev., 4.00%, 08/15/2036	1,000	995
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,765	1,750
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,773
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,203
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,110
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 3.50%, 01/01/2041 (z)	3,000	2,976
Carrollton-Farmers Branch Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	2,500	2,586
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	803
Series B, Rev., 4.00%, 01/01/2051	1,250	1,185
Series B, Rev., 5.00%, 01/01/2037	1,000	1,087
Series B, Rev., 5.00%, 01/01/2046	1,500	1,580
Series C, Rev., 5.00%, 01/01/2027	2,000	2,049
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	604
Series B, Rev., 4.00%, 01/01/2040	500	502
Series B, Rev., 5.00%, 01/01/2045	3,595	3,768
Series D, Rev., 5.00%, 01/01/2033	480	534
Series E, Rev., 5.00%, 01/01/2045	2,665	2,793
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,783
Central Texas Turnpike System, Subordinate,
Series C, Rev., 5.00%, 08/15/2031	1,000	1,004
Series C, Rev., 5.00%, 08/15/2042	5,000	5,008
Chapel Hill Independent School District/Smith County, GO, PSF-GTD, 5.00%, 02/15/2039	700	787

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,985
GO, 5.00%, 09/01/2033	1,100	1,245
GO, 5.00%, 09/01/2034	1,750	1,974
City of Arlington, Tax, Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	917
City of Austin Electric Utility Revenue, Series A, Rev., 5.00%, 11/15/2031	1,595	1,635
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	194
Rev., 4.00%, 11/15/2041	1,510	1,543
Rev., 5.00%, 11/15/2039	500	500
Rev., 5.00%, 11/15/2041	7,000	7,221
Series C, Rev., 5.00%, 11/15/2025 (p)	510	524
Series C, Rev., 5.00%, 11/15/2032	1,000	1,137
City of Austin, Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,522
Rev., AMT, 5.00%, 11/15/2040	1,500	1,625
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,082
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,164
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,468
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,287
Series B, Rev., 5.00%, 11/15/2037	1,505	1,647
Series B, Rev., 5.00%, 11/15/2038	1,340	1,459
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	702
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028	1,885	2,040
Rev., 5.00%, 07/15/2039	1,000	1,124
City of Dallas Housing Finance Corp., Estates at Ferguson, Rev., 5.00%, 07/01/2042 (z)	1,010	1,043
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2032	1,250	1,298
Series A, Rev., 5.00%, 10/01/2047	5,000	5,525
Series C, Rev., 4.00%, 10/01/2031	2,000	2,080
City of Dallas, Fair Park Venue Project Senior, Special Tax, 6.25%, 08/15/2053 (e) (z)	3,500	3,536
City of Dallas, Hutchison Convention Center, Special Tax, 6.00%, 08/15/2053 (e) (z)	9,720	9,817
City of Dallas, Waterworks & Sewer System Revenue,
Series C, Rev., 4.00%, 10/01/2039	7,470	7,666
Series C, Rev., 4.00%, 10/01/2040	1,000	1,021
Series C, Rev., 5.00%, 10/01/2029	1,125	1,259
City of Denton, GO, 2.00%, 02/15/2032	1,345	1,169
City of Denton, Certificates Obligation,
GO, 2.00%, 02/15/2034	2,565	2,143
GO, 2.00%, 02/15/2035	2,625	2,153
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	503
GO, AGM, 4.00%, 03/01/2041	680	685
City of El Paso, GO, BAM, 4.00%, 08/15/2042	10,900	10,558
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,190
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	441
City of Houston Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	500

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,007
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,492
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,001
Series A, Rev., AMT, 5.00%, 07/01/2028	1,890	2,010
Series A, Rev., AGM, AMT, 5.00%, 07/01/2028	550	587
Series A, Rev., AGM, AMT, 5.00%, 07/01/2029	1,580	1,712
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,721
Series A, Rev., AGM, AMT, 5.00%, 07/01/2037	2,000	2,216
Series B, Rev., 5.00%, 07/01/2026	1,000	1,041
Series B, Rev., 5.00%, 07/01/2027	1,995	2,121
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	4,080
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,274
City of Houston Combined Utility System Revenue, Subordinate First Lien, Rev., 5.00%, 11/15/2034	1,000	1,043
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2024	150	150
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	291
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	613
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,228
Series C, Rev., 5.00%, 11/15/2029	3,100	3,462
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	281
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	242	233
City of Lewisville, Waterworks & Sewer System Revenue, Rev., 5.00%, 02/15/2038	1,015	1,149
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	828
Rev., 5.00%, 04/15/2027	785	828
Rev., 5.00%, 04/15/2028	900	967
Rev., AGM, 5.00%, 04/15/2035	1,345	1,563
Rev., AGM, 5.00%, 04/15/2038	1,045	1,179
Rev., AGM, 5.00%, 04/15/2040	1,200	1,335
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	362
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,776
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,751
Rev., 5.00%, 02/01/2025	3,000	3,038
Rev., 5.00%, 02/01/2033	1,795	1,890
Rev., 5.00%, 02/01/2035	1,650	1,735
Series B, Rev., 5.25%, 02/01/2040	3,000	3,413
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,032
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.51%, 02/01/2048 (aa)	3,000	2,995
Series A, Rev., 5.00%, 02/01/2035	2,200	2,470
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	5,905
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	2,000	2,052
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,089

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Idea Public School,
Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,912
Series A, Rev., 4.00%, 08/15/2035	415	409
Series A, Rev., 4.00%, 08/15/2047	1,300	1,138
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	724
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,147
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	65
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	71
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	57
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	32
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	43
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	241
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2024	115	115
Rev., PSF-GTD, 4.00%, 08/15/2025	145	146
Clifton Higher Education Finance Corp., International Leadership of Texas, Inc., Rev., PSF-GTD, 5.00%, 08/15/2028	900	972
Collin County Community College District, Series A, GO, 4.00%, 08/15/2035	1,600	1,656
Conroe Independent School District, GO, PSF-GTD, 4.00%, 02/15/2049	6,000	5,824
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,047
GO, 5.00%, 06/15/2043 (p)	2,000	2,080
County of Collin, GO, 5.00%, 02/15/2029	2,000	2,203
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,839
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,069
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,478
County of Harris, Series A, GO, 5.00%, 10/01/2029	1,150	1,278
County of Harris Toll Road Revenue, First Lien, Rev., 4.00%, 08/15/2045	1,500	1,467
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,826
County of Nueces, GO, 5.00%, 02/15/2029	460	501
County of Williamson,
GO, 5.00%, 02/15/2030 (p)	3,845	3,896
GO, 5.00%, 02/15/2031 (p)	4,045	4,099
GO, 5.00%, 02/15/2032 (p)	2,125	2,153
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,285	1,266
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,942
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,056
Dallas Area Rapid Transit, Senior Lien,
Rev., 5.00%, 12/01/2032	1,000	1,118
Series B, Rev., 4.00%, 12/01/2051	2,000	1,915
Dallas Fort Worth International Airport,
Series B, Rev., 5.00%, 11/01/2050	4,000	4,338
Series C, Rev., AMT, 5.00%, 11/01/2030	5,000	5,499
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,873
Rev., 5.00%, 11/01/2026	2,850	2,987
Dallas Independent School District, Series B, GO, PSF-GTD, 3.00%, 02/15/2034	1,370	1,315

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,270
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,596
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,041
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,441
Denton Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	600	640
GO, PSF-GTD, 5.00%, 08/15/2034	950	1,124
GO, PSF-GTD, 5.00%, 08/15/2053	13,130	14,226
Forney Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2040	600	668
GO, PSF-GTD, 5.00%, 08/15/2043	2,075	2,274
Series A, GO, PSF-GTD, 3.00%, 08/15/2037	3,585	3,278
Series A, GO, PSF-GTD, 3.00%, 08/15/2038	4,950	4,423
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	775
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	301
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	428
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,119
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	625	574
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	845	813
Series B, GO, PSF-GTD, 3.65%, 08/01/2052 (z)	4,000	3,991
Fort Worth Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2049	2,220	2,158
GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,982
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,156
Galveston Public Facility Corp., The Oleanders at Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	550
Garland Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2037	500	577
Series A, GO, PSF-GTD, 5.00%, 02/15/2037	3,500	4,039
Georgetown Independent School District, GO, PSF-GTD, 2.00%, 08/15/2034	6,155	5,184
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	930
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,950
Greater Texoma Utility Authority, City of Sherman Project,
Rev., BAM, 5.00%, 10/01/2037	3,060	3,481
Rev., BAM, 5.00%, 10/01/2038	1,450	1,634
Rev., BAM, 5.00%, 10/01/2049	10,000	10,763
Series A, Rev., BAM, 4.00%, 10/01/2043	1,940	1,903
Gregory-Portland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2025	1,000	1,014
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	447
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	350	347
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	4,205	4,098
Rev., 5.00%, 10/01/2051 (z)	3,000	3,395
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., BAM, 4.00%, 10/01/2037	1,790	1,803
Rev., 4.00%, 10/01/2038	1,000	989
Rev., BAM, 4.00%, 10/01/2038	1,000	1,004

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	6,070
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,902
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041	2,500	2,528
Series A, GO, 4.00%, 09/15/2048	9,000	8,743
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	2,023
Harris County, Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,362
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	100
Hays Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2025	480	486
GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,125
GO, PSF-GTD, 5.00%, 02/15/2040	1,305	1,454
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,111
Series A, Rev., 5.00%, 12/01/2033	575	639
Series A, Rev., 5.00%, 12/01/2034	750	829
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	229
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	884
Houston Higher Education Finance Corp., Kipp Inc, Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,471
Houston Housing Finance Corp., Summerdale Apartments, Rev., 5.00%, 08/01/2041 (z)	315	322
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,347
Hutto Independent School District, GO, PSF-GTD, 5.00%, 08/01/2048	2,400	2,618
Irving Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2028	500	540
GO, PSF-GTD, 5.00%, 02/15/2035	2,300	2,686
GO, PSF-GTD, 5.00%, 02/15/2038	4,375	4,990
GO, PSF-GTD, 5.00%, 02/15/2041	250	280
Jarrell Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	725	818
Katy Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2036	1,340	1,514
Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,542
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	465
Klein Independent School District, GO, PSF-GTD, 4.00%, 08/01/2046	4,000	3,937
Krum Independent School District, GO, PSF-GTD, 4.25%, 08/15/2054	9,255	9,134
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	242
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,152
Lamar Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	150	165
Series A, GO, PSF-GTD, 5.00%, 02/15/2058	4,335	4,667
Leander Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,430	1,479
Leander Independent School District, School Building, Series C, GO, PSF-GTD, Zero Coupon, 08/15/2049 (p)	3,930	979
Lewisville Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	4,000	4,019
Llano Independent School District, GO, PSF-GTD, 5.00%, 02/15/2032	1,350	1,384
Love Field Airport Modernization Corp., Southwest Airlines Co Project, Rev., AMT, 5.00%, 11/01/2028	1,710	1,710

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	502
Rev., AGM, 5.00%, 05/15/2031	4,795	5,474
Rev., AGM, 5.00%, 05/15/2032	5,000	5,705
Series A, Rev., 5.00%, 05/15/2027	420	446
Series B, Rev., 5.00%, 05/15/2039 (z)	3,000	3,167
Lower Colorado River Authority, LCRA Transmission Services,
Rev., 5.00%, 05/15/2027	700	743
Rev., 5.00%, 05/15/2030	1,000	1,121
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	110
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	948
Matagorda County Navigation District No. 1, Central Power & Light, Rev., AMT, 4.25%, 05/01/2030	825	811
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,170
McKinney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,245	1,287
Medina Valley Independent School District,
GO, PSF-GTD, 0.82%, 02/15/2051 (z)	445	417
GO, PSF-GTD, 5.00%, 02/15/2040	3,000	3,356
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	447
Midland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2050 (w)	2,300	2,389
New Caney Independent School District, GO, PSF-GTD, 5.00%, 02/15/2037	625	721
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,024
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035 (d)	1,500	1,391
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	89
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,529
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	496
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,595
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	488
North Texas Tollway Authority,
Series A, Rev., 5.00%, 01/01/2029	1,800	1,852
Series B, Rev., 5.00%, 01/01/2027	1,150	1,163
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,235
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,066
Series A, Rev., 5.00%, 01/01/2037	1,500	1,705
Series A, Rev., 5.00%, 01/01/2040	4,000	4,435
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,917
Rev., 5.00%, 01/01/2048	2,335	2,399
Series B, Rev., 4.00%, 01/01/2035	2,100	2,195
Series B, Rev., 4.00%, 01/01/2036	1,000	1,038
Series B, Rev., 4.00%, 01/01/2037	1,000	1,030

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series B, Rev., 5.00%, 01/01/2027	215	221
Series B, Rev., 5.00%, 01/01/2033	1,000	1,049
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	13,108
Northwest Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,000	1,117
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,671
Odessa Housing Finance Corp., Cove in Odessa Apartments, Rev., 4.05%, 06/01/2024	4,365	4,360
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,031
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,165
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,111
Pecos Barstow Toyah Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	300	316
Permanent University Fund - Texas A&M University System, Board Of Regents, Rev., 5.00%, 07/01/2039	1,500	1,681
Permanent University Fund - University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,109
Plano Independent School District, GO, 5.00%, 02/15/2027	650	687
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	890
Rev., 5.00%, 10/01/2028	1,250	1,360
Rev., 5.00%, 10/01/2029	1,250	1,386
Port Authority of Houston of Harris County Texas, First Lien,
Rev., 5.00%, 10/01/2025	950	975
Rev., 5.00%, 10/01/2048	8,500	9,248
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	510
Rev., AMT, 2.25%, 01/01/2029 (e)	800	708
Rev., AMT, 2.88%, 01/01/2041 (e)	120	86
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,571
Port of Corpus Christi Authority of Nueces County, Flint Hills Resources, Series A, Rev., VRDO, AMT, 4.65%, 04/01/2024 (e) (z)	11,200	11,200
Port of Port Arthur Navigation District, Motiva Enterprises, Rev., VRDO, 3.85%, 04/04/2024 (z)	13,600	13,600
Prosper Independent School District,
GO, PSF-GTD, 4.00%, 02/15/2054	12,250	11,745
GO, PSF-GTD, 4.25%, 02/15/2054	20,000	19,975
GO, PSF-GTD, 5.00%, 02/15/2025	2,620	2,656
Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	28
Rockwall Independent School District, GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,408
Royse City Independent School District, GO, PSF-GTD, 5.00%, 02/15/2039	1,000	1,130
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,922
Rev., 4.00%, 04/01/2041	1,000	897
San Antonio Housing Trust Finance Corp., The Arbors at West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	777
San Antonio Water System,
Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,442
Series A, Rev., 5.00%, 05/15/2034	2,375	2,560
Series C, Rev., 5.00%, 05/15/2046	6,670	7,081

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,662
San Marcos Consolidated Independent School District,
GO, PSF-GTD, 5.00%, 08/15/2027	1,830	1,950
GO, PSF-GTD, 5.00%, 08/15/2040	2,000	2,245
Socorro Independent School District, GO, PSF-GTD, 4.00%, 08/15/2040	2,575	2,556
Southwest Independent School District, GO, PSF-GTD, 5.00%, 02/01/2027	410	433
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	61
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	15,029
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,049
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	125
Series B, GO, 5.00%, 08/01/2037	1,000	1,019
Strategic Housing Finance Corp. of Travis County, ECG Yager LP, Rev., 0.46%, 09/01/2041 (z)	2,500	2,393
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	15,000	14,552
Series A, Rev., 5.00%, 11/15/2045	4,195	4,268
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Rev., 5.50%, 11/15/2047	12,415	13,527
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health, Rev., 5.00%, 11/15/2052 (z)	1,450	1,492
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott And White Health, Rev., 5.00%, 11/15/2052 (z)	3,005	3,310
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,198
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	787
Rev., AGM, 1.39%, 09/01/2025	600	568
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,124
Rev., 5.00%, 10/01/2037	1,000	1,120
Texas A&M University, Financing System, Series B, Rev., 4.00%, 05/15/2043	20,595	20,146
Texas Department of Housing & Community Affairs,
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	345	342
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	585	635
Series C, Rev., GNMA COLL, 6.00%, 03/01/2054	3,155	3,483
Texas Department of Housing & Community Affairs, Aspen Park, Rev., 5.00%, 03/01/2041 (z)	1,225	1,236
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,095	1,070
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	1,940	1,869
Texas Department of Housing & Community Affairs, Sustainable Bond, Series B, Rev., GNMA COLL, 5.75%, 01/01/2053	985	1,046
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,324
Rev., 5.00%, 12/15/2030	3,300	3,499
Rev., 5.00%, 12/15/2031	2,000	2,136
Texas Municipal Gas Acquisition & Supply Corp. IV,
Series A, Rev., 5.50%, 01/01/2054 (z)	15,640	16,926
Series B, Rev., 5.50%, 01/01/2054 (z)	9,795	10,963

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	3,560	3,695
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	447
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	25,555	25,847
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	4,139
Rev., 4.00%, 06/30/2033	1,000	1,036
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Blueridge Transport,
Rev., AMT, 5.00%, 12/31/2045	3,000	3,003
Rev., AMT, 5.00%, 12/31/2050	2,000	1,978
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Bond,
Rev., AMT, 5.38%, 06/30/2037	1,750	1,892
Rev., AMT, 5.38%, 06/30/2038	3,955	4,257
Rev., AMT, 5.50%, 06/30/2041	1,425	1,530
Rev., AMT, 5.50%, 06/30/2043	2,750	2,947
Texas State Affordable Housing Corp., Juniper Creek Apartments, Rev., 3.75%, 07/01/2044 (z)	485	482
Texas State Affordable Housing Corp., Norman Commons, Rev., 3.63%, 01/01/2045 (z)	565	559
Texas Transportation Commission, GO, 5.00%, 04/01/2025	1,045	1,063
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,179
Texas Water Development Board,
Rev., 5.00%, 08/01/2025	1,300	1,330
Rev., 5.00%, 08/01/2026	2,250	2,352
Series A, Rev., 5.00%, 10/15/2028	115	126
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,061
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	517
Rev., 5.00%, 08/01/2024	250	251
Rev., 5.00%, 08/01/2028	625	682
Series A, Rev., 5.00%, 10/15/2028	100	108
Texas Water Development Board, State Revolving Fund,
Rev., 4.00%, 08/01/2037	2,015	2,097
Rev., 5.00%, 08/01/2027	2,835	3,027
Texas Water Development Board, State Water Implementation Fund,
Rev., 3.00%, 10/15/2033	2,000	1,916
Series A, Rev., 4.00%, 10/15/2033	1,900	1,952
Series A, Rev., 5.00%, 04/15/2026	100	104
Series A, Rev., 5.00%, 10/15/2030	500	513
Series A, Rev., 5.00%, 10/15/2047	2,480	2,582
Series B, Rev., 5.00%, 04/15/2049	11,535	12,098
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,070
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	3,006
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	190
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,665
University of Houston,
Series A, Rev., 5.00%, 02/15/2034	2,000	2,310
Series A, Rev., 5.00%, 02/15/2041	2,000	2,212

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	109
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	396
Tax Allocation, 4.00%, 09/01/2035	995	966
Waco Educational Finance Corp., Baylor University Issue,
Rev., 5.00%, 03/01/2035	1,500	1,694
Series A, Rev., 4.00%, 03/01/2036	750	769
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	3,114
GO, BAM, 5.00%, 02/15/2042	6,550	7,212
Waxahachie Independent School District,
GO, PSF-GTD, 4.25%, 02/15/2053	1,670	1,664
GO, PSF-GTD, 5.00%, 02/15/2028	1,250	1,342
GO, PSF-GTD, 5.00%, 02/15/2029	1,370	1,503
GO, PSF-GTD, 5.00%, 02/15/2035	1,135	1,330

		952,774

Utah — 0.6%
Canyons School District, Series B, GO, SCH BD GTY, 5.00%, 06/15/2027	1,000	1,066
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,875	1,991
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,419
Series A, Rev., AMT, 5.00%, 07/01/2046	5,000	5,240
Series A, Rev., AMT, 5.00%, 07/01/2047	2,560	2,601
Series A, Rev., AMT, 5.25%, 07/01/2040	2,400	2,658
Series A, Rev., AMT, 5.25%, 07/01/2041	1,000	1,102
Series A, Rev., AMT, 5.25%, 07/01/2042	2,750	3,019
Series A, Rev., AMT, 5.25%, 07/01/2048	2,750	2,960
County of Utah, IHC Health Services, Inc.,
Series A, Rev., 4.00%, 05/15/2045	5,000	4,833
Series B, Rev., 5.00%, 05/15/2060 (z)	625	645
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,395
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	568
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,176
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	492
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,912
GO, 5.00%, 07/01/2024	100	100
Series B, GO, 5.00%, 07/01/2029	100	111
University of Utah (The), Series A, Rev., 5.00%, 08/01/2039	1,505	1,576
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,775
Utah Housing Corp.,
Series A, Rev., GNMA/FNMA/FHLMC, 6.50%, 01/01/2054	1,445	1,599
Series C, Rev., GNMA/FNMA/FHLMC, 4.45%, 01/01/2044	1,350	1,346
Series C, Rev., GNMA/FNMA/FHLMC, 4.65%, 01/01/2049	2,000	1,998
Series C, Rev., GNMA/FNMA/FHLMC, 6.00%, 07/01/2054	2,000	2,212

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Utah Housing Corp., Drawdown New City, Rev., HUD, 3.50%, 08/01/2025 (z)	900	896
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	117
Rev., 5.00%, 06/01/2027	130	137
Rev., 5.00%, 06/01/2031	210	236
Rev., 5.25%, 06/01/2035	700	810
Rev., 5.25%, 06/01/2037	2,250	2,574
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,513
Vineyard Redevelopment Agency, Tax Allocation, AGM, 5.00%, 05/01/2024	190	190

		55,267

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/01/2049	250	248
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	261
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	475	432

		941

Virginia — 1.9%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,372
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Rev., 5.00%, 07/01/2051	7,145	7,170
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	1,000	1,043
County of Fairfax Sewer Revenue, Series A, Rev., 5.00%, 07/15/2037 (w)	685	809
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	980
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,039
Fairfax County Industrial Development Authority, Inova Health System Project,
Rev., 4.00%, 05/15/2042	5,000	4,985
Rev., 5.00%, 05/15/2029	2,000	2,216
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 3.80%, 01/01/2041 (z)	2,250	2,245
Fairfax County Redevelopment & Housing Authority, Dominion Square North Project, Rev., 5.00%, 01/01/2045 (z)	2,250	2,342
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,580
FHLMC Multifamily VRD Certificates, Series A, Rev., 2.25%, 12/15/2037	960	742
Gloucester County Economic Development Authority, Waste Management Services, Rev., AMT, 3.95%, 09/01/2038 (z)	1,970	1,969
Hampton Roads Transportation Accountability Commission, Series A, Rev., BAN, 5.00%, 07/01/2027	6,310	6,712
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., BAN, 5.00%, 07/01/2026 (p)	1,130	1,175
Series A, Rev., 5.00%, 07/01/2031	1,500	1,702
Series A, Rev., 5.00%, 07/01/2038 (p)	1,000	1,081
Series A, Rev., 5.00%, 07/01/2039	2,100	2,309
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2042	100	104
Isle of Wight County Economic Development Authority, Riverside Health System,
Rev., AGM, 5.00%, 07/01/2036	750	841
Rev., AGM, 5.00%, 07/01/2037	500	555
Rev., AGM, 5.25%, 07/01/2043	1,620	1,806
Rev., AGM, 5.25%, 07/01/2053	5,000	5,438

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	143
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	1,985
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,436
Rev., 5.00%, 01/01/2029	700	743
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,253
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	357
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community Harbor, Rev., 4.38%, 01/01/2039	1,400	1,228
Roanoke Economic Development Authority, Carilion Clinic Obligation Group, Rev., 5.00%, 07/01/2047	2,000	2,275
Southampton County Industrial Development Authority, PRTI-Virginia One LLC, Rev., AMT, 4.88%, 11/01/2053 (z)	4,940	4,934
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,655
Rev., 5.00%, 07/01/2027 (p)	2,485	2,538
Virginia Beach Development Authority, Temps 50Sm Westminster Canterbury, Rev., 5.38%, 09/01/2029	2,000	2,080
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	2,187
Virginia Beach Development Authority, Westminster Canterbury on Chesapeake Bay, Rev., 6.50%, 09/01/2043	3,300	3,668
Virginia College Building Authority, Series A, Rev., 4.00%, 02/01/2034	3,500	3,652
Virginia College Building Authority, 21st Century College & Equipment, Rev., 5.00%, 02/01/2028	1,000	1,084
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 4.00%, 02/01/2040	1,815	1,847
Rev., 5.00%, 02/01/2029	1,000	1,109
Rev., 5.00%, 02/01/2033	3,750	4,206
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	939
Virginia Housing Development Authority,
Series E1, Rev., 4.35%, 10/01/2044	685	675
Series G, Rev., 5.05%, 11/01/2047	1,750	1,851
Virginia Port Authority, Series B, Rev., AMT, 5.00%, 07/01/2045	5,000	5,034
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	1,987
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,175
Virginia Public School Authority, Series B, Rev., 5.00%, 08/01/2052	3,670	3,963
Virginia Resources Authority Clean Water Revolving Fund, Revolving Fund, Series B, Rev., 4.00%, 10/01/2027	5,000	5,010
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,656
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,100
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	702
Series A, Rev., 5.00%, 01/01/2032	1,500	1,583
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	436
Rev., AMT, 5.00%, 07/01/2033	2,320	2,527

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Rev., AMT, 5.00%, 01/01/2036	200	216
Rev., AMT, 5.00%, 07/01/2037	1,000	1,067
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,942
Rev., AMT, 5.00%, 06/30/2041	3,470	3,656
Rev., AMT, 5.00%, 12/31/2047	1,000	1,034
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	7,094
Rev., AMT, 4.00%, 01/01/2030	3,125	3,171
Rev., AMT, 4.00%, 01/01/2033	1,500	1,527
Rev., AMT, 4.00%, 01/01/2034	2,250	2,289
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	2,575	2,603
Rev., AMT, 5.00%, 12/31/2052	8,425	8,482
Rev., AMT, 5.00%, 12/31/2056	5,000	5,028
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048	1,245	1,212
Rev., AGM, 5.25%, 07/01/2053	5,100	5,586
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,204

		174,344

Washington — 3.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,115
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,329
City of Seattle Municipal Light & Power Revenue,
Rev., 4.00%, 09/01/2040	1,000	1,000
Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 3.89%, 05/01/2045 (aa)	2,000	1,950
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,320
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	925
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,355
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	702
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,094
County of King,
GO, 5.00%, 12/01/2042	5,155	5,841
Series A, GO, 5.00%, 12/01/2034	1,335	1,527
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047 (p)	5,000	5,013
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	107
Energy Northwest, Columbia Generating Station, Rev., 4.00%, 07/01/2042	1,625	1,629
Energy Northwest, Project 1, Series A, Rev., 5.00%, 07/01/2028	4,550	4,642
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project,
Rev., 5.00%, 01/01/2040	1,250	1,404
Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,605
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,158
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,464
Jefferson County Public Hospital District No. 2, Jefferson Healthcare, Series A, Rev., 6.63%, 12/01/2043	7,500	7,703

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,001
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,427
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	1,002
King County School District No. 401 Highline, GO, SCH BD GTY, 5.00%, 12/01/2041	5,030	5,647
King County School District No. 405 Bellevue,
GO, SCH BD GTY, 3.00%, 12/01/2037	5,385	4,952
GO, SCH BD GTY, 3.00%, 12/01/2038	1,925	1,734
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	10,029
Port of Seattle,
Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,041
Series B, Rev., AMT, 5.00%, 05/01/2028	4,000	4,239
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,000
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 08/01/2026	1,000	1,032
Rev., 5.00%, 02/01/2028	900	926
Rev., AMT, 5.00%, 04/01/2028	2,250	2,381
Rev., AMT, 5.00%, 08/01/2028	1,000	1,064
Rev., AMT, 5.00%, 04/01/2030	4,000	4,271
Rev., AMT, 5.00%, 04/01/2032	2,110	2,251
Rev., AMT, 5.00%, 04/01/2044	2,000	2,068
Rev., AMT, 5.00%, 08/01/2046	3,500	3,658
Rev., AMT, 5.00%, 08/01/2047	1,250	1,308
Rev., AMT, 5.50%, 08/01/2047	1,000	1,091
Series C, Rev., AMT, 5.00%, 05/01/2026	1,000	1,027
Series C, Rev., AMT, 5.00%, 05/01/2034	3,455	3,543
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,479
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	119
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,909
Skagit County Public Hospital District No. 1, Rev., 5.50%, 12/01/2054	4,500	4,778
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,184
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,647
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,136
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,635
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,129
Series A1, GO, 5.00%, 08/01/2040	13,645	13,828
Series A3, GO, 5.00%, 08/01/2044	1,000	1,104
Series A, GO, 5.00%, 08/01/2036	1,475	1,651
Series A, GO, 5.00%, 08/01/2040	3,890	4,269
Series B, GO, 5.00%, 07/01/2025	75	77
Series B, GO, 5.00%, 07/01/2027	1,000	1,030
Series B, GO, 5.00%, 06/01/2035	4,760	5,347
Series B, GO, 5.00%, 02/01/2044	3,000	3,325
Series B, GO, 5.00%, 06/01/2045	2,900	3,214
Series D, GO, 4.00%, 07/01/2033	2,000	2,136

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
Series F, GO, AMBAC, Zero Coupon, 12/01/2029	1,000	841
Series R, GO, 5.00%, 02/01/2031	1,000	1,144
Series R, GO, 5.00%, 08/01/2031	750	865
Series R, GO, 5.00%, 08/01/2040 (w)	1,545	1,778
Series RC, GO, 5.00%, 08/01/2029	100	107
Series R-2015E, GO, 5.00%, 07/01/2025	1,000	1,012
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,040
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,913
Series R-2022B, GO, 4.00%, 02/01/2035	500	533
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,289
State of Washington, Bid Group 1, Series C, GO, 5.00%, 02/01/2028	1,490	1,608
State of Washington, Bid Group 2, Series C, GO, 5.00%, 02/01/2046	7,000	7,779
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,685
Series F, GO, 5.00%, 06/01/2038	2,775	3,105
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,236
Series A, GO, 5.00%, 08/01/2041	10,000	10,621
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,341
University of Washington,
Series B, Rev., 4.00%, 06/01/2035	3,075	3,084
Series C, Rev., 5.00%, 04/01/2026	1,500	1,558
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,250
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	844
Rev., 5.00%, 09/01/2045	1,000	1,051
Washington Health Care Facilities Authority, Seattle Children’s Hospital, Series A, Rev., 4.00%, 10/01/2045	7,500	7,266
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	8,000	7,852
Washington Health Care Facilities Authority, Unrefunded Providence Health & Services, Rev., 5.00%, 10/01/2044	4,365	4,377
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,616
Washington State Convention Center Public Facilities District, Subordinated Sustainable Bond, Rev., 5.00%, 07/01/2032	1,540	1,668
Washington State Housing Finance Commission,
Rev., 3.38%, 04/20/2037	2,419	2,179
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	685	663
Series A1, Rev., 3.50%, 12/20/2035	5,714	5,298
Washington State Housing Finance Commission, Ardea at Totem Lake Apartments, Rev., 5.00%, 12/01/2043 (z)	4,900	5,022
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,014
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	935	899

		270,110

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — 0.2%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	470	417
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,076
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	513
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,609
West Virginia Economic Development Authority, Provident Group Marshall Properties,
Rev., AGM, 5.00%, 07/01/2035	3,150	3,530
Rev., AGM, 5.00%, 07/01/2036	3,000	3,337
Rev., AGM, 5.00%, 07/01/2037	2,250	2,478
West Virginia Hospital Finance Authority, Improvement, University Health System Obligation, Rev., 5.00%, 06/01/2052	2,000	2,042
West Virginia Housing Development Fund, Sustainable Bonds, Series A, Rev., 4.40%, 11/01/2044	4,000	3,958
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,113

		21,073

Wisconsin — 2.6%
City of Milwaukee, Promissory Notes,
Series N3, GO, AGM, 5.00%, 04/01/2031	5,500	6,240
Series N4, GO, 5.00%, 04/01/2030	10,150	11,049
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,744
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,633
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,186
Public Finance Authority, A Challenge Foundation Academy,
Rev., 6.63%, 07/01/2043 (e)	700	725
Rev., 6.88%, 07/01/2053 (e)	1,650	1,708
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,092
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	3,000	2,958
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	546
Rev., BAM, 5.25%, 07/01/2034	260	299
Rev., BAM, 5.25%, 07/01/2042	5,625	6,167
Rev., BAM, 5.38%, 07/01/2047	8,025	8,746
Rev., BAM, 5.50%, 07/01/2052	6,005	6,553
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	4,053
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,525	1,534
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,037
Public Finance Authority, KU Campus Development Corp. Project, Rev., 5.00%, 03/01/2046	6,495	6,544
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,715
Rev., 5.00%, 04/01/2037	1,705	1,780
Public Finance Authority, Miami Waterworld Center Project, Tax Allocation, 5.00%, 06/01/2041 (e) (w)	2,670	2,595
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	190
Rev., 5.00%, 06/15/2041 (e)	250	231

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	511
Rev., 5.00%, 06/01/2027	425	440
Rev., 5.00%, 06/01/2028	600	628
Rev., 5.00%, 06/01/2034	1,000	1,075
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,135
Public Finance Authority, Sky Harbour Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	696
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	60
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,358
Rev., AMT, 2.63%, 11/01/2025	5,000	4,892
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,548
Series 1, GO, 5.00%, 05/01/2033 (w)	770	878
Series 1, GO, 5.00%, 05/01/2035 (w)	1,375	1,600
Series 1, GO, 5.00%, 05/01/2036 (w)	1,000	1,155
Series 2, GO, 5.00%, 05/01/2034	1,000	1,186
Series 3, GO, 5.00%, 11/01/2027	1,000	1,063
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,077
Series B, GO, 4.00%, 05/01/2039	500	508
Series B, GO, 5.00%, 05/01/2035	10,580	11,709
University of Wisconsin Hospitals & Clinics, Green Bond University of Wisconsin Hospital, Rev., 4.00%, 04/01/2035	440	457
University of Wisconsin Hospitals & Clinics, Green Bonds, Rev., 4.00%, 04/01/2046	4,120	3,932
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	933
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	894
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	793
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	463
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	3,101
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,788
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 10/01/2029	5,940	6,565
Rev., 5.00%, 10/01/2030	6,355	7,155
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	536
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,000
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Health Care,
Rev., 4.00%, 08/15/2035	1,250	1,267
Rev., 4.00%, 08/15/2037	1,605	1,622
Rev., 4.00%, 08/15/2038	1,680	1,689
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,665
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,973
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	10,318
Rev., 5.00%, 11/15/2035	4,500	4,623

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,537
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,066
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,658
Series B, Rev., 5.25%, 12/01/2048	3,000	3,163
Wisconsin Health & Educational Facilities Authority, Beloit Health System, Inc., Rev., 4.00%, 07/01/2046	1,870	1,711
Wisconsin Health & Educational Facilities Authority, Forensic Science and Protective Medicine Facility Project, Rev., 5.00%, 08/01/2027 (e)	7,000	7,158
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Rev., 4.00%, 04/01/2039	2,710	2,719
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,414
Series A, Rev., 5.00%, 04/01/2033	1,010	1,139
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,861
Rev., 5.00%, 04/01/2035	1,325	1,382
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	561
Rev., 4.00%, 10/15/2036	2,100	2,148
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2047	1,000	979
Rev., 5.00%, 02/15/2051 (z)	2,600	2,659
Series B, Rev., 5.00%, 02/15/2042	1,000	1,005
Series B, Rev., 5.00%, 02/15/2046	8,935	8,780
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, Rev., 5.00%, 08/15/2039	2,000	2,004
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,874
Wisconsin Health & Educational Facilities Authority, The Milwaukee Regional Medical Center, Rev., 5.00%, 04/01/2044	2,500	2,580
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	238
Series D, Rev., 4.00%, 03/01/2047	75	74
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Sustainable Bond, Series A, Rev., GNMA/FNMA/FHLMC, 4.38%, 09/01/2044	5,000	4,927
Wisconsin Housing & Economic Development Authority Housing Revenue, Series E, Rev., HUD, 3.88%, 11/01/2054 (z)	830	827
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	740	712
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,160	1,117

		231,911

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wyoming — 0.2%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,117
County of Laramie, Cheyenne Regional Medical Center, Rev., 4.00%, 05/01/2026	615	622
County of Lincoln, Pacificorp, Rev., VRDO, 4.25%, 04/04/2024 (z)	10,000	10,000
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	984
Wyoming Community Development Authority,
Series 2, Rev., 3.00%, 06/01/2049	1,050	1,016
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.62%, 04/04/2024 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,350	1,312
Series 3, Rev., GNMA/FNMA/FHLMC, 4.70%, 12/01/2043	5,000	5,045

		23,096

Total Municipal Bonds (Cost $9,005,649)		8,856,669

Short-Term Investments — 1.2%
Municipal Bonds — 0.2% (t)
Chicago Midway International Airport, Senior, Series C, Rev., AMT, 5.00%, 01/01/2025	3,000	3,021
City of Danbury, GO, BAN, 5.00%, 09/24/2024 (e)	5,000	5,027
Puerto Rico Electric Power Authority, Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	643
The School District of Philadelphia, Series A, Rev., TRAN, 5.00%, 06/28/2024	5,000	5,011

Total Municipal Bonds		13,702

Time Deposits — 1.0%
Australia & New Zealand Banking Group Ltd., 4.68%, 03/29/2024	1,416	1,416
Citibank NA, 4.68%, 03/29/2024	15,856	15,856
Sumitomo Mitsui Banking Corp., 4.68%, 03/29/2024	5,402	5,402
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024	69,903	69,903

Total Time Deposits		92,577

Total Short-Term Investments (Cost $108,098)		106,279

Total Investments — 99.4% (Cost - $9,114,615)*		8,963,431
Other Assets in Excess of Liabilities — 0.6%		58,856

NET ASSETS — 100.0%		$9,022,287

Percentages indicated are based on net assets.

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAM	—	Insured by Build America Mutual
BAN	—	Bond Anticipation Note
CNTY	—	County
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Note
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HUD	—	U.S. Department of Housing and Urban Development
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
Rev.	—	Revenue
SCH BD GTY	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SONYMA	—	State of New York Mortgage Agency
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of March 31, 2024.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
*	—	The cost of securities is substantially the same for federal income tax purposes.
USD	—	United States Dollar

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — 1.8%
Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.82%, 09/15/2028 (e)	500	508
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	204	204
Series 2023-1, Class A3, 5.62%, 11/18/2027	225	226
Series 2023-1, Class C, 5.80%, 12/18/2028	100	101
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (CME Term SOFR 3 Month + 1.30%), 6.62%, 10/17/2031 (e) (aa)	1,740	1,741
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (CME Term SOFR 3 Month + 1.31%), 6.63%, 01/15/2032 (e) (aa)	300	300
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,085
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	70	70
Bain Capital Credit CLO 2019-1, (Cayman Islands), Series 2019-1A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.70%, 04/19/2034 (e) (aa)	1,500	1,497
Ballyrock CLO 2019-2 Ltd., (Cayman Islands), Series 2019-2A, Class A1RR, (CME Term SOFR 3 Month + 1.40%), 6.72%, 02/20/2036 (e) (aa)	1,000	1,001
Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, (United States 30 Day Average SOFR + 1.10%), 0.00%, 12/26/2031 (e) (w) (aa) (cc)	310	310
Benefit Street Partners CLO IV Ltd., (Cayman Islands), Series 2014-IVA, Class AR4, (CME Term SOFR 3 Month + 1.35%), 6.67%, 04/20/2034 (e) (aa)	610	608
BlueMountain CLO 2016-2 Ltd., (Cayman Islands), Series 2016-2A, Class A1R2, (CME Term SOFR 3 Month + 1.38%), 6.70%, 08/20/2032 (e) (aa)	14,500	14,476
BMW Vehicle Lease Trust,
Series 2023-1, Class A2, 5.27%, 02/25/2025	88	89
Series 2023-1, Class A3, 5.16%, 11/25/2025	3,675	3,666
Capital One Multi-Asset Execution Trust,
Series 2022-A1, Class A1, 2.80%, 03/15/2027	1,110	1,084
Series 2022-A2, Class A, 3.49%, 05/15/2027	1,375	1,347
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands),
Series 2015-4A, Class A1JR, (CME Term SOFR 3 Month + 1.55%), 0.00%, 07/20/2032 (e) (w) (aa)	1,500	1,500
Series 2015-5A, Class A1RR, (CME Term SOFR 3 Month + 1.34%), 6.66%, 01/20/2032 (e) (aa)	3,737	3,738
CARLYLE US CLO 2018-2 Ltd., (Cayman Islands), Series 2018-2A, Class A2R, (CME Term SOFR 3 Month + 1.80%), 7.13%, 10/15/2031 (e) (aa)	1,210	1,210
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	107	102
Series 2022-P1, Class A3, 3.35%, 02/10/2027	448	441
Cedar Funding IX CLO Ltd., (Cayman Islands), Series 2018-9A, Class A1, (CME Term SOFR 3 Month + 1.24%), 6.56%, 04/20/2031 (e) (aa)	227	227

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
CIFC Funding Ltd., (Cayman Islands), Series 2013-2A, Class A1L2, (CME Term SOFR 3 Month + 1.26%), 6.56%, 10/18/2030 (e) (aa)	347	347
Citizens Auto Receivables Trust,
Series 2023-1, Class A3, 5.84%, 01/18/2028 (e)	1,535	1,548
Series 2023-2, Class A2A, 6.09%, 10/15/2026 (e)	962	964
Credit Acceptance Auto Loan Trust,
Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	301	299
Series 2023-1A, Class A, 6.48%, 03/15/2033 (e)	1,630	1,648
Discover Card Execution Note Trust,
Series 2022-A3, Class A3, 3.56%, 07/15/2027	1,410	1,379
Series 2023-A2, Class A, 4.93%, 06/15/2028	205	205
Dryden CLO Ltd., (Jersey), Series 2022-113A, Class A1R, (CME Term SOFR 3 Month + 1.63%), 7.05%, 10/20/2035 (e) (aa)	500	502
Elmwood CLO 18 Ltd., (Cayman Islands), Series 2022-5A, Class AR, (CME Term SOFR 3 Month + 1.65%), 6.97%, 07/17/2033 (e) (aa)	250	250
Elmwood CLO VII Ltd., (Cayman Islands), Series 2020-4A, Class AR, (CME Term SOFR 3 Month + 1.63%), 6.95%, 01/17/2034 (e) (aa)	250	251
Elmwood CLO X Ltd., (Cayman Islands), Series 2021-3A, Class A, (CME Term SOFR 3 Month + 1.30%), 6.62%, 10/20/2034 (e) (aa)	1,530	1,530
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 06/15/2026	80	80
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	146	146
Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	350	348
Ford Credit Auto Lease Trust,
Series 2024-A, Class A3, 5.06%, 05/15/2027	315	314
Series 2024-A, Class B, 5.29%, 06/15/2027	1,230	1,227
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	850	834
Generate CLO 2 Ltd., (Cayman Islands), Series 2A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.73%, 01/22/2031 (e) (aa)	1,870	1,873
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A3, 3.42%, 06/20/2025	454	452
Series 2023-1, Class A3, 5.16%, 04/20/2026	655	654
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	1,135	1,132
GreatAmerica Leasing Receivables, Series 2024-1, Class A4, 5.08%, 12/16/2030 (e)	775	772
Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 8.25% (PIK), 01/22/2031 (v)	3,903	433
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 6.61%, 04/26/2031 (e) (aa)	2,209	2,210
Honda Auto Receivables Owner Trust,
Series 2023-1, Class A2, 5.22%, 10/21/2025	442	441
Series 2023-4, Class A3, 5.67%, 06/21/2028	1,405	1,422
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02%, 03/15/2027 (e)	285	284
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (CME Term SOFR 3 Month + 1.41%), 6.74%, 04/25/2030 (e) (aa)	684	685
KKR Static CLO 2 Ltd., (Cayman Islands), Series 2022-2A, Class A1, (CME Term SOFR 3 Month + 2.22%), 7.54%, 10/20/2031 (e) (aa)	9,184	9,196
Lendmark Funding Trust 2021-2, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	827

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
LHMC Finco 2 Sarl, (Luxembourg), Reg. S, 7.25% (cash), 10/02/2025 (v)	EUR	4,234	4,566
Madison Park Funding XIV Ltd., (Cayman Islands), Series 2014-14A, Class BR3, (CME Term SOFR 3 Month + 1.80%), 7.12%, 10/22/2030 (e) (aa)		360	359
Madison Park Funding XVII Ltd., (Cayman Islands), Series 2015-17A, Class AR2, (CME Term SOFR 3 Month + 1.26%), 6.58%, 07/21/2030 (e) (aa)		234	234
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (CME Term SOFR 3 Month + 1.20%), 6.52%, 10/21/2030 (e) (aa)		8,766	8,777
Madison Park Funding XXIX LTD, (Cayman Islands), Series 2018-29A, Class BR, (CME Term SOFR 3 Month + 1.80%), 0.00%, 10/18/2030 (e) (w) (aa)		540	540
Mariner Finance Issuance Trust,
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)		895	812
Series 2022-AA, Class A, 6.45%, 10/20/2037 (e)		440	441
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)		458	414
Neuberger Berman Loan Advisers CLO 35 Ltd., (Cayman Islands), Series 2019-35A, Class ANR, (CME Term SOFR 3 Month + 1.30%), 6.64%, 01/19/2033 (e) (aa)		1,700	1,697
Newark BSL CLO 1 Ltd., (Cayman Islands), Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 6.68%, 12/21/2029 (e) (aa)		518	518
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2, 2.80%, 03/15/2027 (e)		1,765	1,719
Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)		310	312
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93%, 03/15/2028		2,050	2,081
OCP CLO 2016-11 Ltd., (Cayman Islands), Series 2016-11A, Class A1R2, (CME Term SOFR 3 Month + 1.42%), 6.74%, 04/26/2036 (e) (aa)		750	750
Octagon Investment Partners XVII Ltd., (Cayman Islands), Series 2013-1A, Class A1R2, (CME Term SOFR 3 Month + 1.26%), 6.59%, 01/25/2031 (e) (aa)		203	203
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)		535	504
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)		290	263
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)		650	653
OZLM Funding II Ltd., (Cayman Islands),
Series 2012-2A, Class A1A2, (CME Term SOFR 3 Month + 1.20%), 6.51%, 07/30/2031 (e) (aa)		1,500	1,502
Series 2012-2A, Class A2RA, (CME Term SOFR 3 Month + 1.80%), 7.11%, 07/30/2031 (e) (aa)		720	721
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)		143	142
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3, 3.96%, 04/15/2026 (e)		580	576
Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (CME Term SOFR 3 Month + 1.30%), 6.62%, 02/20/2030 (e) (aa)		3,207	3,206
Rad CLO 1 Ltd., (Cayman Islands), Series 2018-1A, Class AR, (CME Term SOFR 3 Month + 1.24%), 6.56%, 07/15/2031 (e) (aa)		279	280
Rad CLO 2 Ltd., (Cayman Islands), Series 2018-2A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.66%, 10/15/2031 (e) (aa)		231	231
Rad CLO 6 Ltd., (Cayman Islands), Series 2019-6A, Class A1, (CME Term SOFR 3 Month + 1.64%), 6.96%, 01/20/2033 (e) (aa)		440	440
Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.68%, 04/17/2036 (e) (aa)		1,000	1,003
RR 24 Ltd., (Bermuda), Series 2022-24A, Class A1AR, (CME Term SOFR 3 Month + 1.73%), 7.08%, 01/15/2036 (e) (aa)		450	451

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Asset-Backed Securities — continued
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)	232	231
Santander Drive Auto Receivables Trust,
Series 2022-7, Class C, 6.69%, 03/17/2031	930	949
Series 2023-2, Class A3, 5.21%, 07/15/2027	604	602
Series 2023-3, Class A3, 5.61%, 10/15/2027	700	701
Series 2024-1, Class A2, 5.71%, 02/16/2027	430	430
Series 2024-1, Class B, 5.23%, 12/15/2028	585	584
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39%, 11/20/2026 (e)	375	375
SCF Equipment Leasing LLC,
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)	78	77
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)	1,000	963
SFS Auto Receivables Securitization Trust,
Series 2023-1A, Class A3, 5.47%, 10/20/2028 (e)	715	718
Series 2024-1A, Class A3, 4.95%, 05/21/2029 (e)	240	239
Sycamore Tree CLO 2024-5 Ltd., (Cayman Islands), Series 2024-5A, Class A1, (CME Term SOFR 3 Month + 1.42%), 0.00%, 04/20/2036 (e) (w) (aa)	600	600
TCW CLO 2022-1 Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 6.66%, 04/22/2033 (e) (aa)	500	500
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 06/22/2026 (e)	190	191
TICP CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A, (CME Term SOFR 3 Month + 1.40%), 6.72%, 01/20/2031 (e) (aa)	607	608
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3, 5.54%, 08/15/2028	2,593	2,621
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)	23	23
Voya CLO 2014-2 Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (CME Term SOFR 3 Month + 1.28%), 6.60%, 04/17/2030 (e) (aa)	3,689	3,692
Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.65%, 01/20/2031 (e) (aa)	6,510	6,504
Wellfleet CLO 2018-3 Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.83%, 01/20/2032 (e) (aa)	7,600	7,604
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)	1,749	1,732
Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.43%, 02/15/2028 (e)	550	551
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02%, 03/15/2030	1,225	1,217

Total Asset-Backed Securities (Cost $134,411)		132,891

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 7.72%, 12/25/2042 (e) (aa)	311	319
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 7.82%, 04/25/2043 (e) (aa)	120	123
FHLMC STACR REMIC Trust,
Series 2022-DNA6, Class M1A, (United States 30 Day Average SOFR + 2.15%), 7.47%, 09/25/2042 (e) (aa)	192	194
Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.42%, 04/25/2043 (e) (aa)	428	436
Series 2024-DNA1, Class A1, (United States 30 Day Average SOFR + 1.35%), 6.67%, 02/25/2044 (e) (aa)	617	619

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Collateralized Mortgage Obligations — continued
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	164	143
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)	473	392
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	572	506
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)	284	252

Total Collateralized Mortgage Obligations (Cost $3,163)		2,984

Commercial Mortgage-Backed Securities — 0.2%
ACREC Ltd., (Cayman Islands), Series 2021-FL1, Class A, (CME Term SOFR 1 Month + 1.26%), 6.59%, 10/16/2036 (e) (aa)	582	578
Arbor Realty Commercial Real Estate Notes Ltd., (Cayman Islands), Series 2021-FL2, Class A, (CME Term SOFR 1 Month + 1.21%), 6.54%, 05/15/2036 (e) (aa)	840	837
BANK5,
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	370	390
Series 2023-5YR2, Class A3, 6.66%, 07/15/2056 (z)	800	844
Series 2024-5YR5, Class A3, 5.70%, 02/15/2029	860	882
Benchmark Mortgage Trust,
Series 2024-V5, Class A3, 5.81%, 01/10/2057	240	247
Series 2024-V6, Class A3, 5.93%, 03/15/2029	890	922
BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (z)	1,000	1,081
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.43%), 6.76%, 12/15/2038 (e) (aa)	474	472
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	28
BX Commercial Mortgage Trust,
Series 2021-XL2, Class A, (CME Term SOFR 1 Month + 0.80%), 6.13%, 10/15/2038 (e) (aa)	704	698
Series 2024-XL4, Class A, (CME Term SOFR 1 Month + 1.44%), 6.77%, 02/15/2039 (e) (aa)	370	371
Series 2024-XL5, Class A, (CME Term SOFR 1 Month + 1.39%), 6.69%, 03/15/2041 (e) (aa)	1,420	1,421
BX Trust, Series 2024-CNYN, Class A, (CME Term SOFR 1 Month + 1.44%), 6.74%, 04/15/2029 (e) (w) (aa)	580	580
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.62%, 02/10/2049	835	798
COMM Mortgage Trust, Series 2014-CR19, Class A5, 3.80%, 08/10/2047	1,430	1,422
COMM Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, 08/10/2048	826	807
Great Wolf Trust, Series 2019-WOLF, Class A, (CME Term SOFR 1 Month + 1.35%), 6.67%, 12/15/2036 (e) (aa)	162	162
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (CME Term SOFR 1 Month + 1.26%), 6.59%, 05/15/2026 (e) (aa)	720	670
Series 2021-ROSS, Class H, (CME Term SOFR 1 Month + 6.01%), 11.34%, 05/15/2026 (e) (aa)	270	86
MF1 LLC, Series 2022-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 7.48%, 06/19/2037 (e) (aa)	500	500
MF1 Ltd., (Cayman Islands), Series 2021-FL7, Class A, (CME Term SOFR 1 Month + 1.19%), 6.52%, 10/16/2036 (e) (aa)	877	870
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	858
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)	402	374

Total Commercial Mortgage-Backed Securities (Cost $19,043)		15,898

Convertible Bonds — 0.4%
Communications — 0.1%
Internet — 0.1%
Lyft, Inc., 0.63%, 03/01/2029 (e)	521	609
Meituan, (Cayman Islands), Reg. S, Zero Coupon, 04/27/2028	5,100	4,511

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Internet — continued
Uber Technologies, Inc.,
Zero Coupon, 12/15/2025		620	696
Series 2028, 0.88%, 12/01/2028 (e)		1,980	2,449

			8,265

Media — 0.0% (g)
Cable One, Inc.,
Zero Coupon, 03/15/2026		623	542
1.13%, 03/15/2028		986	740

			1,282

Total Communications			9,547

Consumer Cyclical — 0.1%
Lodging — 0.1%
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)		3,200	3,394

Consumer Non-cyclical — 0.1%
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 03/01/2031 (e)		3,349	3,540
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	600	555
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	312
Worldline SA, (France), Reg. S, Zero Coupon, 07/30/2026	EUR	192	188

Total Consumer Non-cyclical			4,595

Energy — 0.0% (g)
Energy - Alternate Sources — 0.0% (g)
NextEra Energy Partners LP,
Zero Coupon, 11/15/2025 (e)		894	793
2.50%, 06/15/2026 (e)		894	805

			1,598

Oil & Gas — 0.0% (g)
Northern Oil & Gas, Inc., 3.63%, 04/15/2029 (e)		955	1,163

Total Energy			2,761

Financial — 0.0% (g)
Banks — 0.0% (g)
Barclays Bank plc, (United Kingdom), 1.00%, 02/16/2029		2,109	2,272

Diversified Financial Services — 0.0% (g)
Universe Trek Ltd., (British Virgin Islands), Reg. S, Zero Coupon, 06/15/2026		800	834

Real Estate — 0.0% (g)
Sunac China Holdings Ltd., (Cayman Islands), 1.00% (PIK), 09/30/2032 (e) (v)		2,164	130

Total Financial			3,236

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain),
Reg. S, 0.75%, 11/20/2031	EUR	2,300	2,120
Reg. S, 2.13%, 08/11/2030	EUR	600	663

Total Industrial			2,783

Technology — 0.0% (g)
Semiconductors — 0.0% (g)
ams-OSRAM AG, (Austria), Reg. S, 2.13%, 11/03/2027	EUR	400	312

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Convertible Bonds — continued
Utilities — 0.1%
Electric — 0.1%
FirstEnergy Corp., 4.00%, 05/01/2026 (e)		2,430	2,415
PG&E Corp., 4.25%, 12/01/2027 (e)		2,428	2,439

Total Utilities			4,854

Total Convertible Bonds (Cost $31,063)			31,482

Corporate Bonds — 79.3%
Basic Materials — 3.9%
Chemicals — 1.5%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,000	846
6.88%, 05/15/2043		2,625	2,701
Axalta Coating Systems Dutch Holding B BV, (Netherlands), 7.25%, 02/15/2031 (e)		2,501	2,600
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,616
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		774	747
Celanese US Holdings LLC, 6.17%, 07/15/2027		438	446
Chemours Co. (The),
4.63%, 11/15/2029 (e)		1,564	1,345
5.38%, 05/15/2027		1,536	1,473
5.75%, 11/15/2028 (e)		2,220	2,047
Consolidated Energy Finance SA, (Luxembourg), 12.00%, 02/15/2031 (e)		755	789
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		8,595	7,882
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	400	416
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,843	1,610
Herens Midco Sarl, (Luxembourg), Reg. S, 5.25%, 05/15/2029	EUR	100	70
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,042	2,015
INEOS Finance plc, (United Kingdom),
6.38%, 04/15/2029 (e)	EUR	10,765	11,614
Reg. S, 6.38%, 04/15/2029	EUR	200	216
INEOS Quattro Finance 2 plc, (United Kingdom),
Reg. S, 2.50%, 01/15/2026	EUR	194	203
Reg. S, 8.50%, 03/15/2029	EUR	200	221
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		1,195	1,119
Italmatch Chemicals SpA, (Italy), Reg. S, 10.00%, 02/06/2028	EUR	6,850	7,802
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,508	1,285
Kronos International, Inc., Reg. S, 9.50%, 03/15/2029	EUR	155	178
LSF11 A5 HoldCo. LLC, 6.63%, 10/15/2029 (e)		662	596
Lune Holdings Sarl, (Luxembourg), Reg. S, 5.63%, 11/15/2028	EUR	11,156	10,168
Nobian Finance BV, (Netherlands), Reg. S, 3.63%, 07/15/2026	EUR	118	123
OCP SA, (Morocco),
Reg. S, 3.75%, 06/23/2031		2,500	2,128
Reg. S, 4.50%, 10/22/2025		200	195
Reg. S, 5.13%, 06/23/2051		4,700	3,533
Olympus Water US Holding Corp.,
4.25%, 10/01/2028 (e)		1,125	1,021
Reg. S, 5.38%, 10/01/2029	EUR	200	189
Reg. S, 9.63%, 11/15/2028	EUR	198	229
9.75%, 11/15/2028 (e)		11,876	12,650

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Chemicals — continued
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	229
Rain Carbon, Inc., 12.25%, 09/01/2029 (e)		1,025	1,064
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		47	46
Sasol Financing USA LLC, Reg. S, 8.75%, 05/03/2029		2,700	2,751
SCIL IV LLC / SCIL USA Holdings LLC,
5.38%, 11/01/2026 (e)		982	953
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 8.27%, 11/01/2026 (aa)	EUR	100	108
Reg. S, 9.50%, 07/15/2028	EUR	201	236
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		6,824	6,087
SNF Group SACA, (France),
3.13%, 03/15/2027 (e)		387	358
3.38%, 03/15/2030 (e)		574	497
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,140	1,023
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	815
5.63%, 08/15/2029 (e)		9,661	8,642
7.38%, 03/01/2031 (e)		3,122	3,162

			106,044

Forest Products & Paper — 0.1%
Ahlstrom Holding 3 Oy, (Finland),
Reg. S, 3.63%, 02/04/2028	EUR	100	101
4.88%, 02/04/2028 (e)		300	275
WEPA Hygieneprodukte GmbH, (Germany), Reg. S, 2.88%, 12/15/2027	EUR	8,810	8,887

			9,263

Iron/Steel — 0.6%
ABJA Investment Co. Pte Ltd., (Singapore), Reg. S, 5.95%, 07/31/2024		2,000	1,995
ATI, Inc.,
4.88%, 10/01/2029		816	768
5.13%, 10/01/2031		1,706	1,581
5.88%, 12/01/2027		1,002	987
7.25%, 08/15/2030		4,590	4,745
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		8,245	8,291
Carpenter Technology Corp.,
6.38%, 07/15/2028		1,792	1,789
7.63%, 03/15/2030		2,251	2,322
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030 (e)		2,950	2,961
Commercial Metals Co., 4.38%, 03/15/2032		325	293
CSN Inova Ventures, (Cayman Islands), Reg. S, 6.75%, 01/28/2028		2,600	2,548
JSW Steel Ltd., (India),
5.05%, 04/05/2032 (e)		1,100	970
Reg. S, 5.05%, 04/05/2032		2,900	2,557
Mineral Resources Ltd., (Australia), 9.25%, 10/01/2028 (e)		1,350	1,420
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		14,150	13,938

			47,165

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — 1.7%
Alcoa Nederland Holding BV, (Netherlands),
5.50%, 12/15/2027 (e)		1,200	1,189
7.13%, 03/15/2031 (e)		370	377
Anglo American Capital plc, (United Kingdom),
4.75%, 04/10/2027 (e)		400	392
4.88%, 05/14/2025 (e)		344	340
AngloGold Ashanti Holdings plc, (Isle of Man), 3.75%, 10/01/2030		1,400	1,224
Antofagasta plc, (United Kingdom), Reg. S, 2.38%, 10/14/2030		2,700	2,254
Arsenal AIC Parent LLC,
8.00%, 10/01/2030 (e)		1,499	1,578
11.50%, 10/01/2031 (e)		8,211	9,145
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		3,700	3,665
China Hongqiao Group Ltd., (Cayman Islands), Reg. S, 6.25%, 06/08/2024		2,900	2,875
Constellium SE, (France),
3.75%, 04/15/2029 (e)		6,222	5,600
Reg. S, 4.25%, 02/15/2026	EUR	8,100	8,704
5.88%, 02/15/2026 (e)		443	440
Corp. Nacional del Cobre de Chile, (Chile),
Reg. S, 4.50%, 08/01/2047		2,700	2,130
Reg. S, 5.95%, 01/08/2034		2,700	2,696
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		3,300	3,169
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		1,107	1,052
First Quantum Minerals Ltd., (Canada),
6.88%, 10/15/2027 (e)		1,912	1,832
8.63%, 06/01/2031 (e)		600	583
9.38%, 03/01/2029 (e)		4,848	5,019
Freeport Indonesia PT, (Indonesia), 4.76%, 04/14/2027 (e)		200	195
Freeport-McMoRan, Inc., 4.55%, 11/14/2024		400	397
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		235	218
4.00%, 04/16/2025 (e)		164	161
4.00%, 03/27/2027 (e)		306	296
4.63%, 04/29/2024 (e)		281	281
5.34%, 04/04/2027 (e) (w)		476	476
5.37%, 04/04/2029 (e) (w)		473	474
6.13%, 10/06/2028 (e)		116	120
Hecla Mining Co., 7.25%, 02/15/2028		1,708	1,710
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		2,783	2,695
6.13%, 04/01/2029 (e)		3,106	3,071
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, (Indonesia),
Reg. S, 5.45%, 05/15/2030		2,700	2,669
Reg. S, 5.80%, 05/15/2050		4,200	3,962
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		6,837	6,050
4.63%, 03/01/2028 (e)		1,243	1,167
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		8,044	8,062
Northern Star Resources Ltd., (Australia), Reg. S, 6.13%, 04/11/2033		1,800	1,808

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Mining — continued
Novelis Corp.,
3.25%, 11/15/2026 (e)		4,560	4,249
3.88%, 08/15/2031 (e)		2,997	2,575
4.75%, 01/30/2030 (e)		8,670	8,003
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	2,640	2,677
Vedanta Resources Finance II plc, (United Kingdom),
Reg. S, 13.88%, 01/21/2027		2,961	2,783
Reg. S, 13.88%, 12/09/2028		11,088	10,123
Vedanta Resources Ltd., (United Kingdom), Reg. S, 13.88%, 12/09/2028		2,914	2,559

			121,045

Total Basic Materials			283,517

Communications — 11.0%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		4,109	3,875
7.50%, 06/01/2029 (e)		3,885	3,214
7.75%, 04/15/2028 (e)		584	511
7.88%, 04/01/2030 (e)		5,239	5,209
9.00%, 09/15/2028 (e)		8,164	8,511
CMG Media Corp., 8.88%, 12/15/2027 (e)		4,255	2,813
Lamar Media Corp., 4.00%, 02/15/2030		113	103
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		6,003	5,438
4.63%, 03/15/2030 (e)		348	312
5.00%, 08/15/2027 (e)		1,809	1,741
7.38%, 02/15/2031 (e)		2,033	2,129
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	5,920	6,259

			40,115

Internet — 1.2%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,367	3,059
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	725
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		5,113	4,591
5.63%, 09/15/2028 (e)		1,050	876
Engineering - Ingegneria Informatica - SpA, (Italy),
Reg. S, 5.88%, 09/30/2026	EUR	6,570	6,964
Reg. S, 11.13%, 05/15/2028	EUR	404	469
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		4,210	4,185
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,989	1,794
iliad SA, (France),
Reg. S, 1.88%, 02/11/2028	EUR	5,600	5,505
Reg. S, 2.38%, 06/17/2026	EUR	6,800	7,009
Reg. S, 5.63%, 02/15/2030	EUR	600	664
Iliad SA, (France), Reg. S, 5.38%, 06/14/2027	EUR	300	330
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		1,312	1,115
4.63%, 06/01/2028 (e)		788	744
Netflix, Inc., 4.88%, 04/15/2028		175	175

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Internet — continued
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/2028 (e)		217	235
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027 (e)		735	751
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		1,800	1,465
3.26%, 01/19/2027 (e)		200	185
Reg. S, 3.26%, 01/19/2027		2,700	2,501
Reg. S, 4.99%, 01/19/2052		3,000	2,210
Rakuten Group, Inc., (Japan),
Reg. S, (EUR Swap Rate 5 Year + 4.74%), 4.25%, 04/22/2027 (x) (aa)	EUR	5,410	4,527
11.25%, 02/15/2027 (e)		1,326	1,405
Uber Technologies, Inc., 4.50%, 08/15/2029 (e)		7,673	7,279
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	4,119	4,230
Reg. S, 4.63%, 08/15/2028	EUR	7,000	7,205
Reg. S, 5.25%, 02/01/2030	EUR	14,630	15,195
Reg. S, 6.75%, 02/15/2031	EUR	100	110
Reg. S, (ICE LIBOR EUR 3 Month + 4.25%), 8.13%, 02/15/2031 (aa)	EUR	268	289

			85,792

Media — 3.4%
Altice Financing SA, (Luxembourg),
Reg. S, 3.00%, 01/15/2028	EUR	100	88
Reg. S, 4.25%, 08/15/2029	EUR	16,239	14,209
5.00%, 01/15/2028 (e)		800	658
5.75%, 08/15/2029 (e)		9,480	7,594
9.63%, 07/15/2027 (e)		5,906	5,649
Altice Finco SA, (Luxembourg), Reg. S, 4.75%, 01/15/2028	EUR	4,268	3,124
AMC Networks, Inc., 4.75%, 08/01/2025		31	31
Cable One, Inc., 4.00%, 11/15/2030 (e)		2,158	1,684
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		14,121	11,538
4.25%, 01/15/2034 (e)		7,872	5,948
4.50%, 08/15/2030 (e)		528	444
4.50%, 05/01/2032		5,322	4,274
4.50%, 06/01/2033 (e)		5,525	4,315
4.75%, 03/01/2030 (e)		2,271	1,955
4.75%, 02/01/2032 (e)		1,259	1,028
5.00%, 02/01/2028 (e)		11,583	10,787
5.13%, 05/01/2027 (e)		4,829	4,594
5.38%, 06/01/2029 (e)		450	412
6.38%, 09/01/2029 (e)		4,241	4,023
7.38%, 03/01/2031 (e)		10,268	10,072
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.91%, 07/23/2025		350	346
6.15%, 11/10/2026		201	202

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		900	612
4.13%, 12/01/2030 (e)		2,783	1,989
4.50%, 11/15/2031 (e)		1,440	1,019
4.63%, 12/01/2030 (e)		7,510	3,814
5.00%, 11/15/2031 (e)		2,100	1,062
5.38%, 02/01/2028 (e)		825	711
5.50%, 04/15/2027 (e)		2,346	2,097
5.75%, 01/15/2030 (e)		2,000	1,059
6.50%, 02/01/2029 (e)		1,700	1,441
7.50%, 04/01/2028 (e)		500	337
11.25%, 05/15/2028 (e)		9,167	9,084
11.75%, 01/31/2029 (e)		9,533	9,546
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	494
6.63%, 08/15/2027 (d) (e)		10,954	301
Directv Financing LLC, 8.88%, 02/01/2030 (e)		1,296	1,293
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		5,152	4,876
DISH DBS Corp.,
5.13%, 06/01/2029		1,150	480
5.25%, 12/01/2026 (e)		939	739
5.75%, 12/01/2028 (e)		865	595
7.38%, 07/01/2028		5,423	2,589
7.75%, 07/01/2026		7,515	5,029
DISH Network Corp., 11.75%, 11/15/2027 (e)		10,619	10,816
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	113
GCI LLC, 4.75%, 10/15/2028 (e)		182	167
Gray Television, Inc.,
5.88%, 07/15/2026 (e)		6,149	5,981
7.00%, 05/15/2027 (e)		2,298	2,140
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		3,073	2,884
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		2,075	1,969
News Corp., 3.88%, 05/15/2029 (e)		950	869
Nexstar Media, Inc., 5.63%, 07/15/2027 (e)		1,071	1,028
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		3,018	2,401
6.50%, 09/15/2028 (e)		7,780	3,669
RCS & RDS SA, (Romania), Reg. S, 3.25%, 02/05/2028	EUR	300	301
Sinclair Television Group, Inc., 5.13%, 02/15/2027 (e)		1,840	1,675
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		2,201	2,062
4.00%, 07/15/2028 (e)		371	340
5.00%, 08/01/2027 (e)		6,191	5,957
Summer BidCo BV, (Netherlands), Reg. S, 10.00% (cash), 02/15/2029 (v)	EUR	4,000	4,369
Sunrise FinCo. I BV, (Netherlands), 4.88%, 07/15/2031 (e)		2,357	2,104
Tele Columbus AG, (Germany), Reg. S, 10.00% (PIK), 03/19/2029 (d) (v)	EUR	4,449	3,293
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,200	1,127

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — continued
Univision Communications, Inc.,
4.50%, 05/01/2029 (e)		2,125	1,899
6.63%, 06/01/2027 (e)		8,057	7,887
7.38%, 06/30/2030 (e)		849	839
8.00%, 08/15/2028 (e)		9,327	9,502
UPCB Finance VII Ltd., (Cayman Islands), Reg. S, 3.63%, 06/15/2029	EUR	5,380	5,500
Videotron Ltd., (Canada),
3.63%, 06/15/2029 (e)		383	346
5.13%, 04/15/2027 (e)		887	868
Virgin Media Secured Finance plc, (United Kingdom),
Reg. S, 4.13%, 08/15/2030	GBP	100	106
4.50%, 08/15/2030 (e)		600	520
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	9,560	10,800
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		3,509	3,221
VZ Secured Financing BV, (Netherlands),
Reg. S, 3.50%, 01/15/2032	EUR	100	94
5.00%, 01/15/2032 (e)		2,150	1,846
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	500	465
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		1,072	919
Ziggo BV, (Netherlands),
Reg. S, 2.88%, 01/15/2030	EUR	7,570	7,203
4.88%, 01/15/2030 (e)		152	136

			247,558

Telecommunications — 5.8%
Altice France Holding SA, (Luxembourg),
Reg. S, 4.00%, 02/15/2028	EUR	8,240	2,066
Reg. S, 8.00%, 05/15/2027	EUR	4,602	1,599
Altice France SA, (France),
Reg. S, 3.38%, 01/15/2028	EUR	239	185
Reg. S, 4.13%, 01/15/2029	EUR	100	75
Reg. S, 4.25%, 10/15/2029	EUR	16,755	12,607
5.13%, 01/15/2029 (e)		1,276	874
5.13%, 07/15/2029 (e)		4,338	2,934
5.50%, 01/15/2028 (e)		155	110
5.50%, 10/15/2029 (e)		7,197	4,874
Reg. S, 5.88%, 02/01/2027	EUR	3,500	2,917
8.13%, 02/01/2027 (e)		7,936	6,121
Reg. S, 11.50%, 02/01/2027	EUR	300	277
AT&T, Inc., 5.54%, 02/20/2026		1,386	1,385
Axiata SPV2 Bhd., (Malaysia), Reg. S, 2.16%, 08/19/2030		6,400	5,357
Bharti Airtel International Netherlands BV, (Netherlands), Reg. S, 5.35%, 05/20/2024		2,000	1,998
British Telecommunications plc, (United Kingdom), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.54%), 5.13%, 10/03/2054 (w) (aa)	EUR	325	350
CAS Capital No. 1 Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 3.64%), 4.00%, 07/12/2026 (x) (aa)		4,800	4,383
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 2.63%, 10/17/2034	GBP	200	184
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		1,395	1,213
CommScope, Inc.,
4.75%, 09/01/2029 (e)		1,132	809
6.00%, 03/01/2026 (e)		1,204	1,102

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		9,225	9,054
Digicel Group Holdings Ltd., (Bermuda),
Series 1A14, , Zero Coupon, 12/31/2030 (bb) (cc) (e)		22	27
Series 1B14, , Zero Coupon, 12/31/2030 (bb) (cc) (e)		108	—	(h)
Series 3A14, , Zero Coupon, 12/31/2030 (bb) (cc) (e)		1	—	(h)
Series 3B14, , Zero Coupon, 12/31/2030 (bb) (cc) (e)		64	—	(h)
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl US, (Multinational), 12.00% (Blend (cash 9.00% + PIK 3.00%)), 05/25/2027 (v)		1,022	1,004
Digicel Midco Ltd. / Difl US II LLC, (Saint Lucia), 10.50% (PIK), 11/25/2028 (v)		2,925	2,333
Eutelsat SA, (France),
Reg. S, 1.50%, 10/13/2028	EUR	200	161
Reg. S, 9.75%, 04/13/2029 (w)	EUR	100	110
9.75%, 04/13/2029 (e) (w)	EUR	8,982	9,845
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		6,936	6,438
5.88%, 10/15/2027 (e)		1,941	1,879
6.75%, 05/01/2029 (e)		860	767
8.63%, 03/15/2031 (e)		1,986	2,028
8.75%, 05/15/2030 (e)		10,042	10,273
Global Switch Finance BV, (Netherlands), Reg. S, 1.38%, 10/07/2030	EUR	379	377
Globe Telecom, Inc., (Philippines), Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		7,384	7,107
Hughes Satellite Systems Corp., 5.25%, 08/01/2026		515	429
Iliad Holding SASU, (France),
6.50%, 10/15/2026 (e)		8,737	8,657
7.00%, 10/15/2028 (e)		3,565	3,528
Intelsat Jackson Holdings SA, (Luxembourg), 6.50%, 03/15/2030 (e)		3,895	3,623
Kaixo Bondco Telecom SA, (Spain), Reg. S, 5.13%, 09/30/2029	EUR	11,309	11,798
Koninklijke KPN NV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.77%), 6.00%, 09/21/2027 (x) (aa)	EUR	3,720	4,216
Level 3 Financing, Inc.,
3.88%, 10/15/2030 (e)		446	263
4.00%, 04/15/2031 (e)		255	154
4.50%, 04/01/2030 (e)		210	130
4.88%, 06/15/2029 (e)		4,963	3,313
10.50%, 04/15/2029 (e)		6,925	7,064
10.50%, 05/15/2030 (e)		5,264	5,383
11.00%, 11/15/2029 (e)		7,932	8,249
Liberty Costa Rica Senior Secured Finance, (Cayman Islands), 10.88%, 01/15/2031 (e)		832	875
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	13,289	13,888
Lumen Technologies, Inc.,
4.13%, 04/15/2029 (e)		904	570
4.13%, 04/15/2030 (e)		904	561
Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.13%, 09/15/2026	EUR	11,860	12,420
Network i2i Ltd., (Mauritius),
Reg. S, (CMT Index 5 Year + 4.39%), 3.98%, 03/03/2026 (x) (aa)		2,600	2,468
Reg. S, (CMT Index 5 Year + 4.27%), 5.65%, 01/15/2025 (x) (aa)		2,400	2,370
PPF Telecom Group BV, (Netherlands), Reg. S, 3.25%, 09/29/2027	EUR	8,360	8,749
SES SA, (Luxembourg), Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	100	102

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
SoftBank Group Corp., (Japan),
Reg. S, 2.88%, 01/06/2027	EUR	250	255
Reg. S, 3.13%, 09/19/2025	EUR	282	296
Reg. S, 3.38%, 07/06/2029	EUR	7,110	7,038
Reg. S, 3.88%, 07/06/2032	EUR	400	386
Reg. S, 4.00%, 09/19/2029	EUR	100	102
Reg. S, 4.50%, 04/20/2025	EUR	7,180	7,736
Reg. S, 5.00%, 04/15/2028	EUR	5,000	5,379
Sprint Capital Corp.,
6.88%, 11/15/2028		1,393	1,483
8.75%, 03/15/2032		575	696
Sprint LLC,
7.13%, 06/15/2024		2,584	2,588
7.63%, 02/15/2025		1,390	1,407
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		953	871
6.38%, 11/15/2033		284	268
7.20%, 07/18/2036		4,211	4,110
7.72%, 06/04/2038		521	522
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	14,211	13,169
Reg. S, 2.38%, 10/12/2027	EUR	5,930	5,926
Reg. S, 2.75%, 04/15/2025	EUR	2,830	2,977
Reg. S, 2.88%, 01/28/2026	EUR	8,830	9,216
Reg. S, 3.00%, 09/30/2025	EUR	5,640	5,910
5.30%, 05/30/2024 (e)		1,100	1,096
Reg. S, 6.88%, 02/15/2028	EUR	8,702	9,917
Reg. S, 7.88%, 07/31/2028	EUR	6,518	7,709
Telefonica Europe BV, (Netherlands),
Reg. S, (EUR Swap Rate 8 Year + 2.62%), 2.38%, 02/12/2029 (x) (aa)	EUR	12,500	11,880
Reg. S, (EUR Swap Rate 8 Year + 3.07%), 2.88%, 06/24/2027 (x) (aa)	EUR	3,000	3,042
Reg. S, (EUR Swap Rate 6 Year + 2.87%), 2.88%, 02/24/2028 (x) (aa)	EUR	5,100	5,070
Reg. S, (EUR Swap Rate 7 Year + 3.35%), 6.14%, 02/03/2030 (x) (aa)	EUR	200	224
Reg. S, (EUR Swap Rate 8 Year + 3.62%), 6.75%, 06/07/2031 (x) (aa)	EUR	11,000	12,846
Reg. S, (EUR Swap Rate 6 Year + 4.32%), 7.13%, 08/23/2028 (x) (aa)	EUR	200	235
TMNL Holding BV, (Netherlands), Reg. S, 3.75%, 01/15/2029	EUR	7,180	7,272
T-Mobile USA, Inc.,
2.25%, 02/15/2026		56	53
2.63%, 04/15/2026		36	34
3.75%, 04/15/2027		90	87
Viasat, Inc.,
5.63%, 09/15/2025 (e)		9,139	8,909
5.63%, 04/15/2027 (e)		911	861
7.50%, 05/30/2031 (e)		152	110
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		577	495
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 3.25%, 01/31/2031	EUR	12,103	11,514
Reg. S, 4.00%, 01/31/2029	GBP	100	111
4.25%, 01/31/2031 (e)		303	256
Reg. S, 4.50%, 07/15/2031	GBP	11,787	12,645

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Telecommunications — continued
4.75%, 07/15/2031 (e)		1,946	1,678
5.63%, 04/15/2032 (e) (w)	EUR	7,841	8,417
7.75%, 04/15/2032 (e) (w)		2,818	2,825
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.00%, 08/27/2080 (aa)	EUR	8,150	7,938
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	247
Reg. S, (EUR Swap Rate 5 Year + 3.49%), 6.50%, 08/30/2084 (aa)	EUR	100	116
Reg. S, (UK Gilts 5 Year + 3.84%), 8.00%, 08/30/2086 (aa)	GBP	12,320	16,716
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 08/15/2028 (e)		758	701
Wp/ap Telecom Holdings III BV, (Netherlands), Reg. S, 5.50%, 01/15/2030	EUR	156	155
Xiaomi Best Time International Ltd., (Hong Kong), Reg. S, 4.10%, 07/14/2051		3,100	2,213
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		15,338	12,622
6.13%, 03/01/2028 (e)		4,727	3,308

			423,270

Total Communications			796,735

Consumer Cyclical — 14.6%
Airlines — 0.5%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,285	1,227
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,870	1,901
8.50%, 05/15/2029 (e)		3,514	3,711
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		75	74
5.75%, 04/20/2029 (e)		6,901	6,789
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		55	55
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		325	305
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	100	106
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		336	338
Singapore Airlines Ltd., (Singapore),
Reg. S, 3.00%, 07/20/2026		2,350	2,231
Reg. S, 3.38%, 01/19/2029		2,400	2,237
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.00%, 04/11/2026		332	321
United Airlines Pass Through Trust, Series 20-1, Class A, 5.88%, 10/15/2027		173	173
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		3,759	3,636
4.63%, 04/15/2029 (e)		7,336	6,829
VistaJet Malta Finance plc / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		2,950	2,180
7.88%, 05/01/2027 (e)		3,079	2,603
9.50%, 06/01/2028 (e)		965	821

			35,537

Apparel — 0.1%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	141
4.25%, 03/15/2029 (e)		1,111	1,015

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Apparel — continued
Hanesbrands, Inc., 4.88%, 05/15/2026 (e)		695	677
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		500	450
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		2,280	2,000
PVH Corp., 4.63%, 07/10/2025		190	187
Tapestry, Inc.,
7.00%, 11/27/2026		207	213
7.05%, 11/27/2025		213	218
7.35%, 11/27/2028		385	406
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		4,700	3,772

			9,079

Auto Manufacturers — 1.0%
Aston Martin Capital Holdings Ltd., (Jersey),
10.00%, 03/31/2029 (e)		991	1,005
10.38%, 03/31/2029 (e)	GBP	5,349	6,868
Reg. S, 10.38%, 03/31/2029	GBP	181	232
Daimler Truck Finance North America LLC,
5.00%, 01/15/2027 (e)		150	150
5.60%, 08/08/2025 (e)		503	503
Ford Motor Co.,
4.75%, 01/15/2043		143	119
6.10%, 08/19/2032		702	712
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		628	609
3.38%, 11/13/2025		1,774	1,707
3.66%, 09/08/2024		1,000	990
4.13%, 08/04/2025		200	195
4.27%, 01/09/2027		2,500	2,405
4.39%, 01/08/2026		908	886
4.69%, 06/09/2025		200	197
5.13%, 06/16/2025		3,077	3,050
5.80%, 03/08/2029		467	469
7.20%, 06/10/2030		1,400	1,487
7.35%, 03/06/2030		1,545	1,648
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	966
4.35%, 01/17/2027		80	78
5.40%, 04/06/2026		95	95
5.40%, 05/08/2027		242	243
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		1,128	1,083
Hyundai Capital America,
2.00%, 06/15/2028 (e)		353	310
5.25%, 01/08/2027 (e)		198	198
5.30%, 01/08/2029 (e)		116	116
5.65%, 06/26/2026 (e)		687	689
5.95%, 09/21/2026 (e)		4,078	4,127
6.10%, 09/21/2028 (e)		1,049	1,081
6.50%, 01/16/2029 (e)		500	525
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 4.50%, 01/15/2026	EUR	12,410	13,394
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (e)		795	822
Nissan Motor Acceptance Co. LLC, 6.95%, 09/15/2026 (e)		658	676

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Manufacturers — continued
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		3,785	3,863
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	600	632
TML Holdings Pte Ltd., (Singapore),
Reg. S, 4.35%, 06/09/2026		6,650	6,356
Reg. S, 5.50%, 06/03/2024		3,200	3,192
Volkswagen Group of America Finance LLC,
5.40%, 03/20/2026 (e)		511	511
5.70%, 09/12/2026 (e)		222	225
5.80%, 09/12/2025 (e)		281	282
6.00%, 11/16/2026 (e)		200	204
Volkswagen International Finance NV, (Netherlands),
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	200	199
Reg. S, (EUR Swap Rate 9 Year + 3.36%), 4.38%, 03/28/2031 (x) (aa)	EUR	8,000	7,918
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	70

			71,087

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., (Jersey),
4.88%, 08/15/2026 (e)		925	902
7.00%, 04/15/2028 (e)		3,050	3,117
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,450	1,446
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	11,542	12,357
6.75%, 05/15/2028 (e)		5,428	5,503
8.50%, 05/15/2027 (e)		12,541	12,557
Dana Financing Luxembourg Sarl, (Luxembourg),
Reg. S, 3.00%, 07/15/2029	EUR	4,670	4,534
5.75%, 04/15/2025 (e)		74	74
Reg. S, 8.50%, 07/15/2031	EUR	3,429	4,072
Dana, Inc.,
4.25%, 09/01/2030		1,075	950
4.50%, 02/15/2032		1,300	1,123
5.38%, 11/15/2027		275	269
5.63%, 06/15/2028		700	683
Forvia SE, (France),
Reg. S, 2.75%, 02/15/2027	EUR	9,308	9,590
Reg. S, 3.13%, 06/15/2026	EUR	5,120	5,379
Reg. S, 5.50%, 06/15/2031	EUR	228	252
Reg. S, 7.25%, 06/15/2026	EUR	1,430	1,618
Goodyear Europe BV, (Netherlands), Reg. S, 2.75%, 08/15/2028	EUR	124	120
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	633
5.63%, 04/30/2033		406	371
9.50%, 05/31/2025		167	168
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	100	86
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	5,714	6,673
Mahle GmbH, (Germany), Reg. S, 2.38%, 05/14/2028	EUR	100	94
Phinia, Inc., 6.75%, 04/15/2029 (e) (w)		1,466	1,480

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Auto Parts & Equipment — continued
Schaeffler AG, (Germany),
Reg. S, 2.75%, 10/12/2025	EUR	10,300	10,882
Reg. S, 4.50%, 08/14/2026	EUR	100	109
Reg. S, 4.75%, 08/14/2029	EUR	100	110
SK On Co. Ltd., (South Korea), Reg. S, 5.38%, 05/11/2026		2,700	2,702
Tenneco, Inc., 8.00%, 11/17/2028 (e)		5,132	4,681
Titan International, Inc., 7.00%, 04/30/2028		2,775	2,738
ZF Europe Finance BV, (Netherlands),
Reg. S, 2.00%, 02/23/2026	EUR	9,200	9,482
Reg. S, 3.00%, 10/23/2029	EUR	4,300	4,287
Reg. S, 4.75%, 01/31/2029	EUR	100	108
Reg. S, 6.13%, 03/13/2029	EUR	200	229
ZF Finance GmbH, (Germany),
Reg. S, 3.75%, 09/21/2028	EUR	10,900	11,348
Reg. S, 5.75%, 08/03/2026	EUR	100	111
ZF North America Capital, Inc., 6.88%, 04/14/2028 (e)		300	311

			121,149

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	41
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,763	1,721
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	185
Green Bidco SA, (Spain), Reg. S, 10.25%, 07/15/2028	EUR	2,500	2,495
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		5,850	5,355
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	195
Ritchie Bros Holdings, Inc.,
6.75%, 03/15/2028 (e)		200	204
7.75%, 03/15/2031 (e)		650	681
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e)		1,825	1,913

			12,790

Entertainment — 3.0%
888 Acquisitions Ltd., (Gibraltar), Reg. S, 7.56%, 07/15/2027	EUR	4,350	4,541
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	9,892	11,206
7.88%, 04/30/2029 (e)		666	684
Banijay Entertainment SASU, (France),
Reg. S, 7.00%, 05/01/2029	EUR	9,660	10,930
8.13%, 05/01/2029 (e)		410	423
Banijay Group SAS, (France), Reg. S, 6.50%, 03/01/2026	EUR	4,000	4,335
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,344	2,172
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		11,806	10,764
6.25%, 07/01/2025 (e)		860	860
6.50%, 02/15/2032 (e)		6,014	6,070
7.00%, 02/15/2030 (e)		8,755	8,985
8.13%, 07/01/2027 (e)		2,594	2,657
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,995	1,994
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.38%, 04/15/2027		242	238
6.50%, 10/01/2028		3	3

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		3,495	3,330
5.50%, 04/01/2027 (e)		387	380
5.75%, 04/01/2030 (e)		11,099	10,737
6.75%, 05/01/2031 (e)		1,644	1,653
Cirsa Finance International Sarl, (Luxembourg),
Reg. S, 6.50%, 03/15/2029	EUR	100	110
6.50%, 03/15/2029 (e)	EUR	5,411	5,973
(ICE LIBOR EUR 3 Month + 4.50%), 8.41%, 07/31/2028 (e) (aa)	EUR	3,686	4,046
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 8.41%, 07/31/2028 (aa)	EUR	4,460	4,896
CPUK Finance Ltd., (Jersey),
Reg. S, 3.59%, 08/28/2025	GBP	116	142
Reg. S, 4.50%, 08/28/2027	GBP	100	115
Reg. S, 4.88%, 08/28/2025	GBP	100	123
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		774	767
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		3,029	3,029
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	200	211
International Game Technology plc, (United Kingdom),
Reg. S, 3.50%, 06/15/2026	EUR	15,540	16,555
5.25%, 01/15/2029 (e)		1,155	1,116
Jacobs Entertainment, Inc.,
6.75%, 02/15/2029 (e)		3,650	3,537
Light & Wonder International, Inc., 7.50%, 09/01/2031 (e)		1,574	1,638
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		1,573	1,204
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	379
4.75%, 10/15/2027 (e)		3,321	3,172
6.50%, 05/15/2027 (e)		1,745	1,764
Lottomatica SpA, (Italy),
Reg. S, 7.13%, 06/01/2028	EUR	9,190	10,450
Reg. S, 9.75%, 09/30/2027	EUR	123	142
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (e)		2,324	2,342
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,555	1,544
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		3,639	3,369
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		1,347	1,302
Motion Finco Sarl, (Luxembourg), Reg. S, 7.38%, 06/15/2030	EUR	9,242	10,394
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		740	753
Ontario Gaming GTA LP / OTG Co-Issuer, Inc., (Canada), 8.00%, 08/01/2030 (e)		1,265	1,303
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		3,200	2,752
5.63%, 01/15/2027 (e)		3,709	3,579
Pinewood Finance Co. Ltd., (United Kingdom),
Reg. S, 3.25%, 09/30/2025	GBP	10,390	12,855
Reg. S, 3.63%, 11/15/2027	GBP	100	118
Pinewood Finco plc, (United Kingdom),
Reg. S, 6.00%, 03/27/2030	GBP	291	367
6.00%, 03/27/2030 (e)	GBP	6,840	8,633
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (e)		1,591	1,165
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, 4.88%, 11/01/2026 (e)		1,092	1,051
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		3,184	3,078

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Entertainment — continued
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025 (e)		165	165
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		8,172	8,290
Warnermedia Holdings, Inc.,
3.76%, 03/15/2027		821	784
3.79%, 03/15/2025		112	110
6.41%, 03/15/2026		1,145	1,145
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		6,772	6,417
7.13%, 02/15/2031 (e)		4,827	4,996

			217,843

Food Service — 0.1%
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	738
Aramark Services, Inc., 5.00%, 02/01/2028 (e)		2,934	2,831
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	200	202

			3,771

Home Builders — 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		2,433	2,245
4.63%, 04/01/2030 (e)		500	457
6.63%, 01/15/2028 (e)		1,575	1,580
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,769
7.25%, 10/15/2029		3,425	3,470
7.50%, 03/15/2031 (e)		1,741	1,759
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)		7,338	6,582
5.00%, 06/15/2029 (e)		1,586	1,439
6.25%, 09/15/2027 (e)		2,325	2,274
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (e)		517	540
Empire Communities Corp., (Canada), 7.00%, 12/15/2025 (e)		225	226
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)		2,475	2,372
5.00%, 03/01/2028 (e)		1,475	1,418
KB Home,
4.00%, 06/15/2031		1,025	909
4.80%, 11/15/2029		3,125	2,979
6.88%, 06/15/2027		698	721
7.25%, 07/15/2030		400	414
Landsea Homes Corp., 8.88%, 04/01/2029 (e) (w)		2,095	2,084
LGI Homes, Inc., 8.75%, 12/15/2028 (e)		585	617
M/I Homes, Inc., 4.95%, 02/01/2028		2,568	2,449
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)		2,916	2,646
5.25%, 12/15/2027 (e)		4,822	4,678
Meritage Homes Corp., 5.13%, 06/06/2027		653	645
Miller Homes Group Finco plc, (United Kingdom), Reg. S, 7.00%, 05/15/2029	GBP	7,345	8,609
New Home Co., Inc. (The), 9.25%, 10/01/2029 (e) (w)		2,338	2,350
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028		3,800	3,615
4.75%, 04/01/2029		450	424

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Home Builders — continued
STL Holding Co. LLC, 8.75%, 02/15/2029 (e)		1,804	1,851
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)		2,721	2,599
5.75%, 01/15/2028 (e)		700	696
5.88%, 06/15/2027 (e)		1,845	1,844
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027		450	440
5.70%, 06/15/2028		2,651	2,610

			73,311

Home Furnishings — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/2027		87	81
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)		135	114
4.00%, 04/15/2029 (e)		3,325	3,019
Versuni Group BV, (Netherlands), Reg. S, 3.13%, 06/15/2028	EUR	7,350	6,924

			10,138

Housewares — 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)		1,230	1,220
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031		2,416	2,083
4.38%, 02/01/2032		6,469	5,580
4.50%, 10/15/2029		1,948	1,765
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)		7,680	5,680

			16,328

Leisure Time — 2.0%
Acushnet Co., 7.38%, 10/15/2028 (e)		396	411
Amer Sports Co., 6.75%, 02/16/2031 (e)		3,127	3,124
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		4,466	4,159
5.75%, 03/01/2027 (e)		7,500	7,425
6.00%, 05/01/2029 (e)		9,813	9,679
7.00%, 08/15/2029 (e)		844	880
7.63%, 03/01/2026 (e)		811	821
Reg. S, 7.63%, 03/01/2026	EUR	203	223
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (e)		15,356	16,755
Carnival plc, (United Kingdom), 1.00%, 10/28/2029	EUR	100	84
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		3,617	3,824
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		1,385	1,396
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		938	880
NCL Corp. Ltd., (Bermuda),
3.63%, 12/15/2024 (e)		261	257
5.88%, 03/15/2026 (e)		7,571	7,470
5.88%, 02/15/2027 (e)		2,800	2,767
7.75%, 02/15/2029 (e)		3,687	3,831
8.13%, 01/15/2029 (e)		557	589
8.38%, 02/01/2028 (e)		2,042	2,157
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		2,308	2,281

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Leisure Time — continued
Pinnacle Bidco plc, (United Kingdom),
Reg. S, 8.25%, 10/11/2028	EUR	7,144	8,040
Reg. S, 10.00%, 10/11/2028	GBP	7,820	10,290
Royal Caribbean Cruises Ltd., (Liberia),
4.25%, 07/01/2026 (e)		589	568
5.38%, 07/15/2027 (e)		2,314	2,281
5.50%, 08/31/2026 (e)		425	421
5.50%, 04/01/2028 (e)		4,741	4,686
6.25%, 03/15/2032 (e)		2,084	2,102
7.25%, 01/15/2030 (e)		2,872	2,986
8.25%, 01/15/2029 (e)		1,633	1,729
9.25%, 01/15/2029 (e)		2,075	2,224
TUI AG, (Germany),
Reg. S, 5.88%, 03/15/2029	EUR	192	210
5.88%, 03/15/2029 (e)	EUR	5,800	6,347
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	12,519	13,589
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		3,563	3,497
6.25%, 05/15/2025 (e)		500	500
7.00%, 02/15/2029 (e)		705	708
9.13%, 07/15/2031 (e)		8,711	9,533
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		3,997	3,890
Vista Outdoor, Inc., 4.50%, 03/15/2029 (e)		725	726
VOC Escrow Ltd., (Bermuda), 5.00%, 02/15/2028 (e)		2,890	2,780

			146,120

Lodging — 2.3%
Accor SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.25%), 2.63%, 01/30/2025 (x) (aa)	EUR	8,100	8,573
Reg. S, (EUR Swap Rate 5 Year + 4.11%), 7.25%, 01/11/2029 (x) (aa)	EUR	400	474
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)		4,446	4,086
Champion Path Holdings Ltd., (British Virgin Islands),
Reg. S, 4.50%, 01/27/2026		6,752	6,423
Reg. S, 4.85%, 01/27/2028		2,900	2,630
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 3.95%, 10/02/2026	EUR	600	519
Reg. S, 5.00%, 05/18/2026		5,700	4,764
Reg. S, 5.05%, 01/27/2027		3,300	2,684
Reg. S, 5.95%, 10/19/2025		5,300	4,842
Reg. S, 6.85%, 07/02/2024		600	590
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (e)		270	259
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)		3,178	2,737
3.75%, 05/01/2029 (e)		835	766
4.00%, 05/01/2031 (e)		1,401	1,254
4.88%, 01/15/2030		949	910
5.88%, 04/01/2029 (e)		1,200	1,202
6.13%, 04/01/2032 (e)		1,273	1,278

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Lodging — continued
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/2032 (e)	1,050	1,054
Las Vegas Sands Corp.,
2.90%, 06/25/2025	966	930
3.50%, 08/18/2026	620	587
3.90%, 08/08/2029	18	16
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)	1,100	1,074
Reg. S, 4.88%, 06/06/2025	3,280	3,202
5.38%, 12/04/2029 (e)	4,305	3,928
Reg. S, 5.38%, 12/04/2029	2,000	1,825
5.63%, 07/17/2027 (e)	200	191
Reg. S, 5.63%, 07/17/2027	1,800	1,722
5.75%, 07/21/2028 (e)	600	568
Reg. S, 5.75%, 07/21/2028	18,950	17,947
MGM China Holdings Ltd., (Cayman Islands),
4.75%, 02/01/2027 (e)	350	334
Reg. S, 4.75%, 02/01/2027	2,800	2,667
5.25%, 06/18/2025 (e)	2,200	2,169
Reg. S, 5.25%, 06/18/2025	6,170	6,082
5.38%, 05/15/2024 (e)	200	199
5.88%, 05/15/2026 (e)	200	198
Reg. S, 5.88%, 05/15/2026	3,600	3,555
MGM Resorts International,
4.63%, 09/01/2026	450	440
4.75%, 10/15/2028	5,226	4,969
5.50%, 04/15/2027	2,600	2,578
5.75%, 06/15/2025	475	475
6.50%, 04/15/2032 (w)	1,480	1,475
Station Casinos LLC,
4.50%, 02/15/2028 (e)	2,684	2,528
4.63%, 12/01/2031 (e)	1,170	1,051
6.63%, 03/15/2032 (e)	1,308	1,322
Studio City Co. Ltd., (British Virgin Islands), Reg. S, 7.00%, 02/15/2027	3,300	3,302
Studio City Finance Ltd., (British Virgin Islands),
Reg. S, 5.00%, 01/15/2029	1,200	1,056
Reg. S, 6.00%, 07/15/2025	6,191	6,091
Reg. S, 6.50%, 01/15/2028	1,100	1,048
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)	2,751	2,743
Wynn Macau Ltd., (Cayman Islands),
Reg. S, 4.88%, 10/01/2024	2,000	1,976
5.13%, 12/15/2029 (e)	2,476	2,262
Reg. S, 5.13%, 12/15/2029	650	594
5.50%, 01/15/2026 (e)	3,675	3,582
Reg. S, 5.50%, 01/15/2026	18,150	17,689
5.50%, 10/01/2027 (e)	2,130	2,039
Reg. S, 5.50%, 10/01/2027	3,400	3,256
5.63%, 08/26/2028 (e)	10,592	10,046
Reg. S, 5.63%, 08/26/2028	3,900	3,699

		166,460

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — 2.4%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		2,900	2,648
3.88%, 01/15/2028 (e)		240	226
4.00%, 10/15/2030 (e)		4,274	3,801
4.38%, 01/15/2028 (e)		767	724
Arko Corp., 5.13%, 11/15/2029 (e)		2,074	1,722
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		793	718
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		975	965
Beacon Roofing Supply, Inc.,
4.13%, 05/15/2029 (e)		768	696
6.50%, 08/01/2030 (e)		1,446	1,468
Brinker International, Inc.,
5.00%, 10/01/2024 (e)		643	637
8.25%, 07/15/2030 (e)		2,625	2,766
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		675	684
Carvana Co.,
12.00% (PIK), 12/01/2028 (e) (v)		869	850
13.00% (PIK), 06/01/2030 (e) (v)		882	863
14.00% (PIK), 06/01/2031 (e) (v)		405	407
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	100	103
Douglas Service GmbH, (Germany), Reg. S, 6.00%, 04/08/2026	EUR	10,374	11,337
Dufry One BV, (Netherlands), Reg. S, 3.38%, 04/15/2028	EUR	8,020	8,317
eG Global Finance plc, (United Kingdom), 12.00%, 11/30/2028 (e)		4,573	4,863
Eroski S Coop, (Spain), Reg. S, 10.63%, 04/30/2029	EUR	10,731	12,370
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/2026 (e)		300	293
5.88%, 04/01/2029 (e)		335	320
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		3,199	2,934
6.75%, 01/15/2030 (e)		8,569	7,691
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		4,109	3,780
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		1,475	1,292
3.88%, 10/01/2031 (e)		1,830	1,548
Goldstory SAS, (France),
Reg. S, 6.75%, 02/01/2030	EUR	2,000	2,201
6.75%, 02/01/2030 (e)	EUR	4,000	4,403
(ICE LIBOR EUR 3 Month + 4.00%), 7.91%, 02/01/2030 (e) (aa)	EUR	3,108	3,380
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.91%, 02/01/2030 (aa)	EUR	300	326
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		2,635	2,449
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,055
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,900	2,718
LCM Investments Holdings II LLC,
4.88%, 05/01/2029 (e)		5,617	5,162
8.25%, 08/01/2031 (e)		5,566	5,822
LS Finance 2017 Ltd., (British Virgin Islands), Reg. S, 4.80%, 06/18/2026		700	613
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		579	568

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Retail — continued
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		3,275	2,785
6.75%, 08/01/2029 (e)		1,625	1,445
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		2,950	2,755
7.50%, 10/15/2027 (e)		60	61
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		250	234
7.75%, 02/15/2029 (e)		4,830	4,706
PEU Fin plc, (United Kingdom), Reg. S, 7.25%, 07/01/2028	EUR	11,786	13,023
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (e)		646	698
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032		2,445	2,427
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		525	530
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		5,095	5,133
6.00%, 12/01/2029 (e)		8,311	8,480
6.13%, 07/01/2029 (e)		5,012	5,114
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.00%, 07/13/2025	GBP	150	184
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		3,975	3,624
5.88%, 03/01/2027		1,550	1,532
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		3,756	3,472
Walgreens Boots Alliance, Inc.,
3.20%, 04/15/2030		138	120
3.45%, 06/01/2026		209	199
4.10%, 04/15/2050		659	483
4.80%, 11/18/2044		440	369
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		12,651	12,407
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,350	1,349
Yum! Brands, Inc., 4.75%, 01/15/2030 (e)		752	713

			177,569

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc., 3.90%, 11/19/2029		724	672

Total Consumer Cyclical			1,061,854

Consumer Non-cyclical — 11.7%
Agriculture — 0.2%
BAT Capital Corp.,
3.56%, 08/15/2027		717	679
4.70%, 04/02/2027		274	269
BAT International Finance plc, (United Kingdom), 5.93%, 02/02/2029		142	146
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		2,720	2,696
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		243	241
6.13%, 07/27/2027 (e)		1,055	1,077
Japfa Comfeed Indonesia Tbk. PT, (Indonesia), Reg. S, 5.38%, 03/23/2026		2,900	2,655
Philip Morris International, Inc.,
4.75%, 02/12/2027		1,447	1,440
4.88%, 02/13/2029		1,618	1,609
5.13%, 11/17/2027		193	194

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Agriculture — continued
Reynolds American, Inc., 4.45%, 06/12/2025		175	173
Tereos Finance Groupe I SA, (France), Reg. S, 7.25%, 04/15/2028	EUR	275	313
Vector Group Ltd., 5.75%, 02/01/2029 (e)		4,025	3,729
Viterra Finance BV, (Netherlands),
2.00%, 04/21/2026 (e)		1,000	929
4.90%, 04/21/2027 (e)		400	393

			16,543

Beverages — 0.1%
Bacardi Ltd. / Bacardi-Martini BV, (Multinational), 5.25%, 01/15/2029 (e)		179	177
Primo Water Holdings, Inc., Reg. S, 3.88%, 10/31/2028	EUR	3,500	3,620

			3,797

Biotechnology — 0.2%
Amgen, Inc.,
5.15%, 03/02/2028		45	45
5.25%, 03/02/2025		123	123
5.51%, 03/02/2026		633	632
Cidron Aida Finco Sarl, (Luxembourg),
Reg. S, 5.00%, 04/01/2028	EUR	10,398	10,867
Reg. S, 6.25%, 04/01/2028	GBP	400	484
Illumina, Inc.,
5.75%, 12/13/2027		151	153
5.80%, 12/12/2025		38	38

			12,342

Commercial Services — 4.5%
AA Bond Co. Ltd., (Jersey), Reg. S, 7.38%, 07/31/2029	GBP	5,800	7,555
Adani Ports & Special Economic Zone Ltd., (India),
Reg. S, 4.20%, 08/04/2027		1,000	923
Reg. S, 4.38%, 07/03/2029		1,000	891
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,107
4.88%, 07/15/2032 (e)		1,923	1,741
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		2,025	1,939
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg),
Reg. S, 5.25%, 10/15/2026	EUR	8,000	8,683
6.13%, 10/15/2026 (e)		200	198
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (e)		10,296	10,430
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		9,949	8,568
6.63%, 07/15/2026 (e)		3,222	3,221
9.75%, 07/15/2027 (e)		10,920	10,950
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	160	160
4.63%, 06/01/2028 (e)		13,222	12,038
Reg. S, 4.88%, 06/01/2028	GBP	400	455
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (e)		900	880
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		1,750	1,573
4.63%, 10/01/2027 (e)		2,277	2,163

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,558
4.75%, 10/15/2029 (e)		450	415
APX Group, Inc.,
5.75%, 07/15/2029 (e)		1,909	1,835
6.75%, 02/15/2027 (e)		154	155
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.75%, 04/01/2028 (e)		2,825	2,612
8.00%, 02/15/2031 (e)		1,357	1,355
Avis Budget Finance plc, (Jersey),
Reg. S, 4.75%, 01/30/2026	EUR	300	323
7.00%, 02/28/2029 (e)	EUR	5,480	5,863
Reg. S, 7.25%, 07/31/2030	EUR	13,375	14,357
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	3,953	3,987
Reg. S, 6.13%, 11/30/2028	GBP	1,100	1,274
BCP V Modular Services Finance plc, (United Kingdom), Reg. S, 6.75%, 11/30/2029	EUR	5,184	4,908
Block, Inc.,
2.75%, 06/01/2026		2,004	1,884
3.50%, 06/01/2031		9,387	8,180
Boels Topholding BV, (Netherlands), Reg. S, 6.25%, 02/15/2029	EUR	3,200	3,556
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (e)		7,732	8,098
Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV, (Netherlands), Reg. S, 8.50%, 01/15/2031	GBP	9,870	13,423
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		1,738	1,650
5.50%, 07/15/2025 (e)		625	622
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		1,554	1,379
Champions Financing, Inc., 8.75%, 02/15/2029 (e)		1,995	2,090
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		6,873	6,162
DP World Ltd., (United Arab Emirates), Reg. S, 4.70%, 09/30/2049		1,300	1,074
eHi Car Services Ltd., (Cayman Islands),
Reg. S, 7.00%, 09/21/2026		2,550	2,282
Reg. S, 12.00%, 09/26/2027 (c)		2,000	1,900
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		904	866
6.00%, 06/01/2029 (e)		587	525
7.75%, 02/15/2028 (e)		5,595	5,737
9.50%, 11/01/2027 (e)		1,234	1,237
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	448
4.50%, 07/01/2028 (e)		253	241
Global Payments, Inc.,
2.65%, 02/15/2025		47	46
4.45%, 06/01/2028		155	150
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		4,005	3,933
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		400	363
5.00%, 12/01/2029 (e)		1,825	1,407
House of HR Group BV, (Netherlands), Reg. S, 9.00%, 11/03/2029	EUR	1,788	2,028
La Financiere Atalian SASU, (France), Reg. S, 8.50%, 06/30/2028 (bb)	EUR	148	166

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Loxam SAS, (France),
Reg. S, 4.50%, 02/15/2027	EUR	7,030	7,538
Reg. S, 6.38%, 05/15/2028	EUR	400	448
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (e)		6,410	6,096
Mersin Uluslararasi Liman Isletmeciligi A/S, (Turkey), 8.25%, 11/15/2028 (e)		1,900	1,961
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		4,025	3,423
Mundys SpA, (Italy), Reg. S, 1.88%, 02/12/2028	EUR	9,380	9,305
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		2,381	2,252
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		3,486	3,295
Nexi SpA, (Italy), Reg. S, 1.63%, 04/30/2026	EUR	3,880	3,971
Pelabuhan Indonesia Persero PT, (Indonesia), Reg. S, 5.38%, 05/05/2045		1,600	1,531
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (e)		3,392	3,325
Q-Park Holding I BV, (Netherlands), Reg. S, 5.13%, 03/01/2029	EUR	110	120
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	1,963	1,902
Royal Capital BV, (Netherlands),
Reg. S, (CMT Index 5 Year + 5.93%), 4.88%, 05/05/2024 (x) (aa)		1,131	1,124
Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		6,150	6,044
Rutas 2 & 7 Finance Ltd., (Cayman Islands), Reg. S, Zero Coupon, 09/30/2036		1,820	1,235
Sabre GLBL, Inc.,
8.63%, 06/01/2027 (e)		3,311	2,905
11.25%, 12/15/2027 (e)		150	141
Service Corp. International,
3.38%, 08/15/2030		770	667
4.00%, 05/15/2031		3,102	2,749
5.13%, 06/01/2029		970	944
7.50%, 04/01/2027		650	673
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		3,564	3,446
Sotheby’s, 7.38%, 10/15/2027 (e)		5,938	5,530
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		2,801	2,355
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026	EUR	7,535	8,096
Techem Verwaltungsgesellschaft 675 mbH, (Germany),
Reg. S, 2.00%, 07/15/2025	EUR	5,810	6,144
Triton Container International Ltd., (Bermuda),
1.15%, 06/07/2024 (e)		718	712
2.05%, 04/15/2026 (e)		1,119	1,031
United Rentals North America, Inc.,
3.75%, 01/15/2032		5,347	4,668
3.88%, 02/15/2031		895	802
4.88%, 01/15/2028		2,025	1,971
5.25%, 01/15/2030		425	415
6.00%, 12/15/2029 (e)		4,678	4,709
6.13%, 03/15/2034 (e)		1,106	1,108
Valvoline, Inc., 3.63%, 06/15/2031 (e)		2,251	1,942
Verisure Holding AB, (Sweden),
Reg. S, 3.25%, 02/15/2027	EUR	6,300	6,504
Reg. S, 3.88%, 07/15/2026	EUR	14,753	15,652
Reg. S, 9.25%, 10/15/2027	EUR	316	364
Verisure Midholding AB, (Sweden), Reg. S, 5.25%, 02/15/2029	EUR	950	989
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		6,775	6,794
VT Topco, Inc., 8.50%, 08/15/2030 (e)		525	551
Wand NewCo. 3 Inc, 7.63%, 01/30/2032 (e)		4,663	4,824

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Commercial Services — continued
Williams Scotsman, Inc.,
4.63%, 08/15/2028 (e)		1,309	1,238
7.38%, 10/01/2031 (e)		1,939	2,016

			325,074

Cosmetics/Personal Care — 0.1%
Coty, Inc., Reg. S, 4.75%, 04/15/2026	EUR	3,553	3,814
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC,
4.75%, 01/15/2029 (e)		62	59
6.63%, 07/15/2030 (e)		1,808	1,836

			5,709

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		195	186
3.50%, 03/15/2029 (e)		6,038	5,422
4.63%, 01/15/2027 (e)		714	691
4.88%, 02/15/2030 (e)		1,478	1,407
6.50%, 02/15/2028 (e)		2,494	2,520
B&G Foods, Inc.,
5.25%, 04/01/2025		623	620
5.25%, 09/15/2027		4,946	4,622
8.00%, 09/15/2028 (e)		2,950	3,072
Bellis Acquisition Co. plc , (United Kingdom),
Reg. S, 3.25%, 02/16/2026	GBP	3,490	4,153
Reg. S, 4.50%, 02/16/2026	GBP	16,963	20,607
Boparan Finance plc, (United Kingdom), Reg. S, 7.63%, 11/30/2025	GBP	103	123
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		225	180
Campbell Soup Co.,
5.20%, 03/19/2027		136	136
5.20%, 03/21/2029		102	103
5.30%, 03/20/2026		136	136
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		6,300	5,709
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		4,457	4,159
7.63%, 07/01/2029 (e)		10,316	10,433
Conagra Brands, Inc., 5.30%, 10/01/2026		134	134
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	319
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (e)		858	886
FPC Resources Ltd., (British Virgin Islands), Reg. S, 4.38%, 09/11/2027		300	290
Iceland Bondco plc, (United Kingdom),
Reg. S, 4.38%, 05/15/2028	GBP	6,373	6,797
Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.40%, 12/15/2027 (aa)	EUR	5,750	6,238
Indofood CBP Sukses Makmur Tbk. PT, (Indonesia), Reg. S, 4.75%, 06/09/2051		3,300	2,681
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		6,350	5,939
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		3,489	3,184
4.38%, 01/31/2032 (e)		4,171	3,751
4.88%, 05/15/2028 (e)		72	70

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Food — continued
Market Bidco Finco plc, (United Kingdom), Reg. S, 5.50%, 11/04/2027	GBP	13,757	15,809
NBM US Holdings, Inc., 7.00%, 05/14/2026 (e)		200	201
Ocado Group plc, (United Kingdom), Reg. S, 3.88%, 10/08/2026	GBP	8,121	9,174
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		111	102
5.50%, 10/15/2027 (e)		1,895	1,859
Picard Groupe SAS, (France), Reg. S, 3.88%, 07/01/2026	EUR	100	105
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,208
4.25%, 04/15/2031		8,148	7,332
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,905	1,714
4.63%, 04/15/2030 (e)		2,305	2,118
5.50%, 12/15/2029 (e)		2,400	2,320
6.25%, 02/15/2032 (e)		2,284	2,301
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	1,005
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		123	102
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,879	1,784
6.88%, 09/15/2028 (e)		672	688
7.25%, 01/15/2032 (e)		1,051	1,094

			144,484

Healthcare—Products — 0.7%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,137
Reg. S, 3.88%, 07/15/2028	EUR	100	105
3.88%, 11/01/2029 (e)		983	886
4.63%, 07/15/2028 (e)		1,663	1,575
Bausch + Lomb Corp., (Canada), 8.38%, 10/01/2028 (e)		12,090	12,475
Baxter International, Inc., 1.32%, 11/29/2024		173	168
Embecta Corp.,
5.00%, 02/15/2030 (e)		850	694
6.75%, 02/15/2030 (e)		300	260
Medline Borrower LP,
3.88%, 04/01/2029 (e)		14,527	13,237
5.25%, 10/01/2029 (e)		9,832	9,292
Medline Borrower LP / Medline Co-Issuer, Inc., 6.25%, 04/01/2029 (e)		3,807	3,827
Neogen Food Safety Corp., 8.63%, 07/20/2030 (e)		942	1,015
Solventum Corp.,
5.40%, 03/01/2029 (e)		1,800	1,804
5.45%, 02/25/2027 (e)		425	426
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,205

			48,106

Healthcare—Services — 1.9%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		126	120
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		3,379	3,075
CAB SELAS, (France), Reg. S, 3.38%, 02/01/2028	EUR	12,120	11,819

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare—Services — continued
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	100	102
3.13%, 02/15/2029 (e)		2,897	2,768
3.50%, 04/01/2030 (e)		2,285	2,176
5.00%, 07/15/2027 (e)		1,103	1,086
Centene Corp.,
2.45%, 07/15/2028		784	695
4.25%, 12/15/2027		1,102	1,051
Cerba Healthcare SACA, (France), Reg. S, 3.50%, 05/31/2028	EUR	7,308	6,792
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	14
4.25%, 05/01/2028 (e)		1,363	1,286
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		7,727	5,970
5.25%, 05/15/2030 (e)		3,556	2,900
5.63%, 03/15/2027 (e)		3,665	3,370
6.00%, 01/15/2029 (e)		1,670	1,458
Clariane SE, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 04/29/2024 (x) (aa)	GBP	200	157
DaVita, Inc.,
3.75%, 02/15/2031 (e)		9,632	8,063
4.63%, 06/01/2030 (e)		5,425	4,858
Encompass Health Corp.,
4.50%, 02/01/2028		55	52
4.63%, 04/01/2031		1,968	1,789
4.75%, 02/01/2030		984	922
Ephios Subco 3 Sarl, (Luxembourg), Reg. S, 7.88%, 01/31/2031	EUR	234	265
Eurofins Scientific SE, (Luxembourg), Reg. S, (ICE LIBOR EUR 3 Month + 4.24%), 6.75%, 04/14/2028 (x) (aa)	EUR	4,785	5,410
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		876	905
HCA, Inc.,
5.25%, 04/15/2025		500	498
7.05%, 12/01/2027		950	999
7.50%, 11/06/2033		1,650	1,848
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		5,585	5,154
Humana, Inc., 5.70%, 03/13/2026		102	102
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	206
Reg. S, 2.25%, 03/15/2029	EUR	100	97
5.00%, 05/15/2027 (e)		200	195
6.25%, 02/01/2029		636	661
6.50%, 05/15/2030 (e)		778	794
Laboratoire Eimer Selas, (France), Reg. S, 5.00%, 02/01/2029	EUR	1,530	1,404
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (e)		2,520	2,403
LifePoint Health, Inc.,
5.38%, 01/15/2029 (e)		2,650	2,184
9.88%, 08/15/2030 (e)		848	887
11.00%, 10/15/2030 (e)		5,658	6,047
ModivCare, Inc., 5.88%, 11/15/2025 (e)		1,530	1,490

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Healthcare—Services — continued
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	297
3.88%, 05/15/2032 (e)		966	841
4.38%, 06/15/2028 (e)		217	204
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		2,340	2,334
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		4,921	4,928
Star Parent, Inc., 9.00%, 10/01/2030 (e)		7,929	8,391
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		427	427
7.25%, 04/15/2032 (e) (w)		3,934	3,967
10.00%, 04/15/2027 (e)		2,518	2,522
Tenet Healthcare Corp.,
4.25%, 06/01/2029		8,362	7,774
4.38%, 01/15/2030		10,477	9,684
6.13%, 06/15/2030		1,010	1,008
6.75%, 05/15/2031 (e)		6,694	6,816

			141,265

Household Products/Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		3,129	2,817
Central Garden & Pet Co.,
4.13%, 10/15/2030		79	71
4.13%, 04/30/2031 (e)		1,178	1,038
5.13%, 02/01/2028		360	349
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		450	441
7.00%, 12/31/2027 (e)		2,350	2,334
Spectrum Brands, Inc., 3.88%, 03/15/2031 (e)		2,130	2,052

			9,102

Pharmaceuticals — 1.9%
1375209 BC Ltd., (Canada), 9.00%, 01/30/2028 (e)		1,954	1,915
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		3,625	3,119
5.13%, 03/01/2030 (e)		1,825	1,591
6.13%, 08/01/2028 (e)		1,690	1,587
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		125	74
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (e)		2,125	949
5.00%, 02/15/2029 (e)		4,225	1,764
5.25%, 01/30/2030 (e)		5,635	2,327
5.25%, 02/15/2031 (e)		2,370	979
6.25%, 02/15/2029 (e)		6,918	2,958
7.00%, 01/15/2028 (e)		450	200
Bayer AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 3.11%), 3.13%, 11/12/2079 (aa)	EUR	4,000	3,808
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	500	504
Reg. S, (EUR Swap Rate 5 Year + 3.90%), 7.00%, 09/25/2083 (aa)	EUR	12,200	13,233

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pharmaceuticals — continued
Bayer US Finance II LLC,
4.25%, 12/15/2025 (e)		2,300	2,243
4.38%, 12/15/2028 (e)		311	293
Bayer US Finance LLC,
6.25%, 01/21/2029 (e)		400	407
Reg. S, 6.88%, 11/21/2053		2,000	2,052
Cheplapharm Arzneimittel GmbH, (Germany),
Reg. S, 4.38%, 01/15/2028	EUR	10,080	10,512
5.50%, 01/15/2028 (e)		2,033	1,948
Reg. S, 7.50%, 05/15/2030	EUR	7,304	8,313
Grifols SA, (Spain), Reg. S, 3.88%, 10/15/2028	EUR	11,651	9,912
Gruenenthal GmbH, (Germany),
Reg. S, 3.63%, 11/15/2026	EUR	4,650	4,904
Reg. S, 6.75%, 05/15/2030	EUR	300	342
Health & Happiness H&H International Holdings Ltd., (Cayman Islands), Reg. S, 13.50%, 06/26/2026		3,600	3,840
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,678	1,562
Nidda Healthcare Holding GmbH, (Germany), Reg. S, 7.50%, 08/21/2026	EUR	20,593	22,866
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	878
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
Reg. S, 2.88%, 04/30/2028	EUR	8,290	8,316
4.13%, 04/30/2028 (e)		3,098	2,888
5.13%, 04/30/2031 (e)		7,558	6,696
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		1,733	1,447
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.38%, 05/09/2030	EUR	5,403	5,602
7.38%, 09/15/2029	EUR	200	238
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		4,584	4,284
7.13%, 01/31/2025		200	201
7.88%, 09/15/2029		3,788	4,066
8.13%, 09/15/2031		1,248	1,369

			140,187

Total Consumer Non-cyclical			846,609

Diversified — 0.2%
Holding Companies—Diversified — 0.2%
Benteler International AG, (Austria), Reg. S, 9.38%, 05/15/2028	EUR	6,770	7,847
ProGroup AG, (Germany),
Reg. S, 5.13%, 04/15/2029 (w)	EUR	100	108
Reg. S, 5.38%, 04/15/2031 (w)	EUR	129	139
San Miguel Corp., (Philippines), Reg. S, (CMT Index 5 Year + 10.24%), 5.50%, 07/29/2025 (x) (aa)		4,350	4,224
Stena International SA, (Luxembourg), 7.25%, 01/15/2031 (e)		300	299

Total Diversified			12,617

Energy — 8.5%
Coal — 0.2%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		6,150	6,068
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/2025 (e)		489	487

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Coal — continued
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		784	791
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		1,504	1,567
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025		3,350	3,392

			12,305

Energy—Alternate Sources — 0.7%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India),
6.70%, 03/12/2042 (e)		4,000	3,866
Reg. S, 6.70%, 03/12/2042 (c)		1,100	1,063
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharash, (India), Reg. S, 4.63%, 10/15/2039		1,227	1,009
Continuum Energy Levanter Pte Ltd., (Singapore), Reg. S, 4.50%, 02/09/2027		1,952	1,899
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	9,435	9,082
Greenko Dutch BV, (Netherlands),
3.85%, 03/29/2026 (e)		744	699
Reg. S, 3.85%, 03/29/2026		11,840	11,121
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,777
Greenko Wind Projects Mauritius Ltd., (Mauritius),
5.50%, 04/06/2025 (e)		7,200	7,038
Reg. S, 5.50%, 04/06/2025		1,300	1,271
India Cleantech Energy, (Mauritius), Reg. S, 4.70%, 08/10/2026		4,263	3,998
India Green Power Holdings, (Mauritius), Reg. S, 4.00%, 02/22/2027		2,427	2,240

			49,063

Oil & Gas — 4.9%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		5,052	5,110
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		480	444
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		2,520	2,420
7.63%, 02/01/2029 (e)		375	385
Apache Corp.,
4.38%, 10/15/2028		752	711
5.35%, 07/01/2049		132	111
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		3,682	3,511
7.00%, 11/01/2026 (e)		1,025	1,028
8.25%, 12/31/2028 (e)		9,430	9,689
9.00%, 11/01/2027 (e)		2,604	3,277
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)		2,469	2,605
Baytex Energy Corp., (Canada), 8.50%, 04/30/2030 (e)		1,589	1,657
Borr IHC Ltd. / Borr Finance LLC, (Multinational),
10.00%, 11/15/2028 (e)		1,257	1,305
10.38%, 11/15/2030 (e)		877	912
California Resources Corp., 7.13%, 02/01/2026 (e)		236	237
Callon Petroleum Co.,
6.38%, 07/01/2026		1,716	1,734
7.50%, 06/15/2030 (e)		1,160	1,227
8.00%, 08/01/2028 (e)		657	687
Canadian Natural Resources Ltd., (Canada), 3.85%, 06/01/2027		100	96

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)	603	599
5.88%, 02/01/2029 (e)	835	828
6.75%, 04/15/2029 (e)	1,339	1,354
Chord Energy Corp., 6.38%, 06/01/2026 (e)	156	157
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (d) (e)	425	426
7.00%, 06/15/2025 (d) (e)	3,414	3,411
8.38%, 01/15/2029 (e)	4,286	4,503
Civitas Resources, Inc.,
5.00%, 10/15/2026 (e)	250	245
8.38%, 07/01/2028 (e)	5,568	5,863
8.63%, 11/01/2030 (e)	2,527	2,713
8.75%, 07/01/2031 (e)	5,123	5,482
CNX Resources Corp.,
7.25%, 03/01/2032 (e)	835	849
7.38%, 01/15/2031 (e)	746	760
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	5,258	4,763
6.75%, 03/01/2029 (e)	7,632	7,279
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	1,052	969
3.80%, 06/01/2024	450	448
4.38%, 01/15/2028	775	749
Crescent Energy Finance LLC,
7.63%, 04/01/2032 (e)	5,186	5,227
9.25%, 02/15/2028 (e)	5,840	6,167
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	225	222
5.63%, 10/15/2025 (e)	678	677
Devon Energy Corp., 5.25%, 10/15/2027	415	415
Diamond Foreign Asset Co. / Diamond Finance LLC, (Cayman Islands), 8.50%, 10/01/2030 (e)	1,695	1,789
Ecopetrol SA, (Colombia),
4.63%, 11/02/2031	2,500	2,080
5.38%, 06/26/2026	224	220
8.38%, 01/19/2036	3,200	3,227
8.63%, 01/19/2029	82	87
Empresa Nacional del Petroleo, (Chile), Reg. S, 6.15%, 05/10/2033	2,900	2,943
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	1,765	1,779
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)	200	200
EQT Corp.,
3.13%, 05/15/2026 (e)	1,258	1,192
3.90%, 10/01/2027	825	785
6.13%, 02/01/2025	208	208
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	363	369
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	258
Hess Corp., 7.88%, 10/01/2029	750	848
HF Sinclair Corp.,
5.00%, 02/01/2028 (e)	942	915
6.38%, 04/15/2027 (e)	300	302

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	2,067	2,017
6.00%, 04/15/2030 (e)	740	724
6.00%, 02/01/2031 (e)	3,143	3,057
6.25%, 11/01/2028 (e)	2,276	2,273
6.25%, 04/15/2032 (e)	650	641
8.38%, 11/01/2033 (e)	8,828	9,572
KazMunayGas National Co. JSC, (Kazakhstan),
Reg. S, 4.75%, 04/19/2027	2,900	2,824
Reg. S, 6.38%, 10/24/2048	3,300	3,076
Leviathan Bond Ltd., (Israel), Reg. S, 6.13%, 06/30/2025 (e)	5,300	5,203
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	693	682
Matador Resources Co.,
5.88%, 09/15/2026	344	344
6.50%, 04/15/2032 (e) (w)	3,393	3,403
6.88%, 04/15/2028 (e)	1,568	1,604
Medco Maple Tree Pte Ltd., (Singapore), 8.96%, 04/27/2029 (e)	6,300	6,546
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	7,719	7,728
MEG Energy Corp., (Canada),
5.88%, 02/01/2029 (e)	1,625	1,597
7.13%, 02/01/2027 (e)	521	528
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	704	700
7.50%, 01/15/2028 (e)	4,267	4,002
Nabors Industries, Inc.,
7.38%, 05/15/2027 (e)	4,345	4,337
9.13%, 01/31/2030 (e)	4,349	4,522
Neptune Energy Bondco plc, (United Kingdom), 6.63%, 05/15/2025 (e)	1,250	1,250
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	1,770	1,845
Northern Oil & Gas, Inc.,
8.13%, 03/01/2028 (e)	6,188	6,282
8.75%, 06/15/2031 (e)	2,948	3,114
Occidental Petroleum Corp.,
5.88%, 09/01/2025	715	717
6.38%, 09/01/2028	510	530
7.88%, 09/15/2031	500	567
8.50%, 07/15/2027	1,000	1,084
Ovintiv, Inc.,
5.38%, 01/01/2026	555	553
5.65%, 05/15/2028	250	254
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	2,800	2,590
4.63%, 05/01/2030 (e)	1,650	1,523
5.88%, 07/15/2027 (e)	600	595
Patterson-UTI Energy, Inc.,
3.95%, 02/01/2028	431	408
7.15%, 10/01/2033	465	500
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (e)	1,065	1,106
PDC Energy, Inc., 5.75%, 05/15/2026	830	829

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
Permian Resources Operating LLC,
5.88%, 07/01/2029 (e)		2,402	2,362
6.88%, 04/01/2027 (e)		500	500
7.00%, 01/15/2032 (e)		3,716	3,855
7.75%, 02/15/2026 (e)		678	687
8.00%, 04/15/2027 (e)		2,177	2,242
9.88%, 07/15/2031 (e)		2,314	2,579
Pertamina Persero PT, (Indonesia),
Reg. S, 4.18%, 01/21/2050		1,600	1,264
Reg. S, 6.50%, 11/07/2048		2,700	2,897
Petroleos del Peru SA, (Peru),
Reg. S, 4.75%, 06/19/2032		1,300	1,023
Reg. S, 5.63%, 06/19/2047		1,400	935
Petroleos Mexicanos, (Mexico),
6.35%, 02/12/2048		12,900	8,227
6.38%, 01/23/2045		1,700	1,095
6.49%, 01/23/2027		2,700	2,548
6.63%, 06/15/2035		7,900	5,992
6.70%, 02/16/2032		900	748
Petron Corp., (Philippines), Reg. S, (CMT Index 5 Year + 7.57%), 5.95%, 04/19/2026 (x) (aa)		3,500	3,354
Petronas Capital Ltd., (Malaysia),
4.55%, 04/21/2050 (e)		3,400	3,011
Reg. S, 4.55%, 04/21/2050		200	177
Petrorio Luxembourg Trading Sarl, (Luxembourg), Reg. S, 6.13%, 06/09/2026		3,800	3,743
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)		2,610	2,605
QatarEnergy, (Qatar),
Reg. S, 1.38%, 09/12/2026		13,900	12,723
Reg. S, 3.13%, 07/12/2041		6,000	4,467
Reg. S, 3.30%, 07/12/2051		3,500	2,466
Range Resources Corp.,
4.75%, 02/15/2030 (e)		150	140
4.88%, 05/15/2025		801	795
8.25%, 01/15/2029		34	35
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	185	196
Rio Oil Finance Trust Series 2014-3, Reg. S, 9.75%, 01/06/2027		901	936
Rio Oil Finance Trust Series 2018-1, 8.20%, 04/06/2028 (e)		758	771
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		2,071	1,938
Saka Energi Indonesia PT, (Indonesia), Reg. S, 4.45%, 05/05/2024		797	796
Santos Finance Ltd., (Australia), 6.88%, 09/19/2033 (e)		200	212
Saudi Arabian Oil Co., (Saudi Arabia), Reg. S, 1.63%, 11/24/2025		3,300	3,101
Seadrill Finance Ltd., (Bermuda), 8.38%, 08/01/2030 (e)		910	955
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (e)		2,058	2,128
SM Energy Co.,
5.63%, 06/01/2025		415	413
6.50%, 07/15/2028		498	500
Southwestern Energy Co.,
4.75%, 02/01/2032		2,392	2,202
5.38%, 02/01/2029		2,672	2,595
5.38%, 03/15/2030		5,114	4,921

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Oil & Gas — continued
8.38%, 09/15/2028		250	259
State Oil Co. of the Azerbaijan Republic, (Azerbaijan), Reg. S, 6.95%, 03/18/2030		4,200	4,304
Strathcona Resources Ltd., (Canada), 6.88%, 08/01/2026 (e)		600	601
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		145	152
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		3,000	2,789
4.50%, 04/30/2030		1,275	1,168
5.88%, 03/15/2028		320	317
7.00%, 09/15/2028 (e)		210	214
Talos Production, Inc.,
9.00%, 02/01/2029 (e)		1,082	1,149
9.38%, 02/01/2031 (e)		921	982
Tengizchevroil Finance Co. International Ltd., (Bermuda),
2.63%, 08/15/2025 (e)		200	190
Reg. S, 3.25%, 08/15/2030		1,600	1,293
Transocean Aquila Ltd., (Cayman Islands), 8.00%, 09/30/2028 (e)		581	596
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		1,225	1,274
Transocean, Inc., (Cayman Islands),
7.25%, 11/01/2025 (e)		150	149
7.50%, 01/15/2026 (e)		3,015	2,996
8.00%, 02/01/2027 (e)		3,339	3,317
8.75%, 02/15/2030 (e)		5,392	5,621
11.50%, 01/30/2027 (e)		4,205	4,382
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		6,064	6,263
Var Energi ASA, (Norway), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.77%), 7.86%, 11/15/2083 (aa)	EUR	8,938	10,366
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	193
Vital Energy, Inc.,
7.88%, 04/15/2032 (e)		3,312	3,368
9.75%, 10/15/2030		2,674	2,924
10.13%, 01/15/2028		1,472	1,545
Wintershall Dea Finance 2 BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.92%), 2.50%, 04/20/2026 (x) (aa)	EUR	3,000	2,986
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 3.32%), 3.00%, 07/20/2028 (x) (aa)	EUR	6,200	5,869

			354,982

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		6,916	6,841
6.88%, 04/01/2027 (e)		1,935	1,941
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		786	806
Guara Norte Sarl, (Luxembourg), Reg. S, 5.20%, 06/15/2034		3,770	3,440
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (e)		4,090	4,167
Oceaneering International, Inc., 6.00%, 02/01/2028		295	291
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026		1,508	1,506
6.88%, 09/01/2027		3,244	3,262
7.13%, 03/15/2029 (e)		2,621	2,656
Weatherford International Ltd., (Bermuda), 8.63%, 04/30/2030 (e)		2,754	2,875
Welltec International ApS, (Denmark), 8.25%, 10/15/2026 (e)		200	205

			27,990

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — 2.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	2,512	2,416
5.75%, 03/01/2027 (e)	2,431	2,400
5.75%, 01/15/2028 (e)	4,646	4,576
6.63%, 02/01/2032 (e)	2,162	2,173
7.88%, 05/15/2026 (e)	450	459
Buckeye Partners LP,
3.95%, 12/01/2026	88	84
5.60%, 10/15/2044	46	37
5.85%, 11/15/2043	1,044	897
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	920	920
Cheniere Energy Partners LP, 4.00%, 03/01/2031	1,550	1,408
Cheniere Energy, Inc., 4.63%, 10/15/2028	1,758	1,702
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,355	1,207
Columbia Pipelines Holding Co. LLC,
6.04%, 08/15/2028 (e)	473	483
6.06%, 08/15/2026 (e)	500	506
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	7,500	7,085
DCP Midstream Operating LP, 5.38%, 07/15/2025	161	160
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,466	2,267
4.38%, 06/15/2031 (e)	171	155
Enbridge, Inc., (Canada),
5.90%, 11/15/2026	96	98
(CMT Index 5 Year + 4.43%), 8.50%, 01/15/2084 (aa)	891	968
Energy Transfer LP,
5.63%, 05/01/2027 (e)	1,133	1,129
6.00%, 02/01/2029 (e)	932	940
8.00%, 04/01/2029 (e)	450	467
(CMT Index 5 Year + 4.02%), 8.00%, 05/15/2054 (aa)	2,040	2,140
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 02/15/2028 (x) (aa)	731	682
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	3,154	3,088
EnLink Midstream LLC,
5.38%, 06/01/2029	260	255
5.63%, 01/15/2028 (e)	3,132	3,101
6.50%, 09/01/2030 (e)	512	526
EnLink Midstream Partners LP, 5.60%, 04/01/2044	1,268	1,130
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	10
4.75%, 01/15/2031 (e)	1,371	1,275
6.00%, 07/01/2025 (e)	74	74
6.38%, 04/01/2029 (e)	2,189	2,207
7.50%, 06/01/2027 (e)	1,725	1,768
7.50%, 06/01/2030 (e)	2,233	2,388
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (e)	911	949
Genesis Energy LP / Genesis Energy Finance Corp.,
7.75%, 02/01/2028	927	932
8.25%, 01/15/2029	1,760	1,807
8.88%, 04/15/2030	1,189	1,244

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Global Partners LP / GLP Finance Corp.,
7.00%, 08/01/2027	2,100	2,102
8.25%, 01/15/2032 (e)	655	679
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028 (e)	1,535	1,619
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,449	2,234
Kinder Morgan, Inc., 5.00%, 02/01/2029	315	314
Kinetik Holdings LP,
5.88%, 06/15/2030 (e)	783	766
6.63%, 12/15/2028 (e)	757	771
New Fortress Energy, Inc.,
6.75%, 09/15/2025 (e)	534	530
8.75%, 03/15/2029 (e)	5,069	5,053
NGL Energy Operating LLC / NGL Energy Finance Corp.,
8.13%, 02/15/2029 (e)	3,015	3,088
8.38%, 02/15/2032 (e)	7,427	7,619
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	23	23
Prairie Acquiror LP, 9.00%, 08/01/2029 (e)	1,197	1,232
Rockies Express Pipeline LLC,
3.60%, 05/15/2025 (e)	1,000	976
4.95%, 07/15/2029 (e)	183	171
6.88%, 04/15/2040 (e)	725	713
7.50%, 07/15/2038 (e)	2,825	2,895
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	800	774
Sabine Pass Liquefaction LLC,
5.75%, 05/15/2024	100	100
5.88%, 06/30/2026	250	252
Southern Gas Corridor CJSC, (Azerbaijan), Reg. S, 6.88%, 03/24/2026	7,700	7,777
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	4,167	4,016
6.00%, 03/01/2027 (e)	1,111	1,094
6.00%, 12/31/2030 (e)	3	3
6.00%, 09/01/2031 (e)	2,414	2,253
7.38%, 02/15/2029 (e)	3,405	3,423
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	978	962
6.50%, 07/15/2027	244	247
6.88%, 01/15/2029	1,326	1,363
TransCanada PipeLines Ltd., (Canada), 6.20%, 03/09/2026	1,232	1,232
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)	4,498	4,048
3.88%, 11/01/2033 (e)	5,088	4,324
4.13%, 08/15/2031 (e)	1,650	1,467
6.25%, 01/15/2030 (e)	450	453
Venture Global LNG, Inc.,
8.13%, 06/01/2028 (e)	3,459	3,533
8.38%, 06/01/2031 (e)	9,534	9,832
9.50%, 02/01/2029 (e)	16,810	18,109
9.88%, 02/01/2032 (e)	14,544	15,676

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Pipelines — continued
Western Midstream Operating LP,
4.65%, 07/01/2026		1,480	1,452
4.75%, 08/15/2028		121	118
5.25%, 02/01/2050		1,311	1,172
5.50%, 08/15/2048		400	354

			170,932

Total Energy			615,272

Financial — 13.9%
Banks — 4.9%
Abanca Corp. Bancaria SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.25%), 8.38%, 09/23/2033 (aa)	EUR	5,100	6,073
ABN AMRO Bank NV, (Netherlands),
4.75%, 07/28/2025 (e)		700	689
(CMT Index 1 Year + 1.65%), 6.34%, 09/18/2027 (e) (aa)		200	204
Reg. S, (EUR Swap Rate 5 Year + 4.24%), 6.88%, 09/22/2031 (x) (aa)	EUR	200	223
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		683	683
Reg. S, (EUR Swap Rate 5 Year + 5.70%), 5.25%, 10/09/2024 (x) (aa)	EUR	359	384
(United States SOFR + 2.33%), 6.61%, 09/13/2029 (e) (aa)		416	434
Alpha Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 2.43%), 5.00%, 05/12/2030 (aa)	EUR	300	325
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	100	110
Reg. S, (EUR Swap Rate 5 Year + 8.92%), 8.50%, 09/10/2030 (aa)	EUR	4,510	4,996
Banco Bilbao Vizcaya Argentaria SA, (Spain),
5.38%, 03/13/2029		200	202
Reg. S, (EUR Swap Rate 5 Year + 6.04%), 6.00%, 03/29/2024 (x) (aa)	EUR	400	431
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.54%), 8.38%, 06/21/2028 (x) (aa)	EUR	1,800	2,104
Banco BPM SpA, (Italy),
Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	222
Reg. S, (ICE LIBOR EUR 3 Month + 2.35%), 4.88%, 01/17/2030 (aa)	EUR	750	832
Reg. S, (ICE LIBOR EUR 3 Month + 2.80%), 6.00%, 06/14/2028 (aa)	EUR	200	227
Banco Davivienda SA, (Colombia), Reg. S, (CMT Index 10 Year + 5.10%), 6.65%, 04/22/2031 (x) (aa)		2,000	1,399
Banco de Credito Social Cooperativo SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.27%), 7.50%, 09/14/2029 (aa)	EUR	500	595
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	205
Reg. S, (EUR Swap Rate 5 Year + 6.20%), 5.75%, 03/15/2026 (x) (aa)	EUR	200	208
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 6.00%, 08/16/2033 (aa)	EUR	9,200	10,227
Reg. S, (EUR Swap Rate 5 Year + 6.83%), 9.38%, 07/18/2028 (x) (aa)	EUR	7,800	9,117
Banco Mercantil del Norte SA, (Mexico), Reg. S, (CMT Index 10 Year + 5.47%), 7.50%, 06/27/2029 (x) (aa)		1,600	1,600
Banco Santander SA, (Spain), 6.92%, 08/08/2033		1,000	1,047
Bangkok Bank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		3,550	3,162
Reg. S, (CMT Index 5 Year + 4.73%), 5.00%, 09/23/2025 (x) (aa)		3,400	3,310
Bank Negara Indonesia Persero Tbk. PT, (Indonesia),
Reg. S, 3.75%, 03/30/2026		7,650	7,298
Reg. S, (CMT Index 5 Year + 4.47%), 4.30%, 03/24/2027 (x) (aa)		2,400	2,209

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	91
(CME Term SOFR 3 Month + 1.13%), 2.46%, 10/22/2025 (aa)		709	696
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		18	18
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	657
(CME Term SOFR 3 Month + 1.63%), 3.59%, 07/21/2028 (aa)		1,460	1,388
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,045	1,044
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	228
Series L, 3.95%, 04/21/2025		552	543
Bank of Cyprus Holdings plc, (Ireland), Reg. S, (EUR Swap Rate 5 Year + 6.90%), 6.63%, 10/23/2031 (aa)	EUR	5,269	5,730
Bank of East Asia Ltd. (The), (Hong Kong),
Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		2,800	2,710
Reg. S, (CMT Index 5 Year + 5.53%), 5.83%, 10/21/2025 (x) (aa)		1,200	1,161
Reg. S, (CMT Index 5 Year + 4.26%), 5.88%, 09/19/2024 (x) (aa)		3,800	3,726
Bank of Ireland Group plc, (Ireland),
(CMT Index 1 Year + 1.10%), 2.03%, 09/30/2027 (e) (aa)		400	366
(United States SOFR + 1.62%), 5.60%, 03/20/2030 (e) (aa)		534	533
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		400	402
Reg. S, (EUR Swap Rate 5 Year + 7.92%), 7.50%, 05/19/2025 (x) (aa)	EUR	400	438
Bank of Montreal, (Canada), 5.27%, 12/11/2026		259	260
Bank of New York Mellon Corp. (The), (United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		32	32
Bank of Nova Scotia (The), (Canada), 5.45%, 06/12/2025		60	60
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	400	443
BankUnited, Inc., 4.88%, 11/17/2025		544	531
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	365
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		1,000	998
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	381
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)		252	253
(United States SOFR + 1.88%), 6.50%, 09/13/2027 (aa)		662	676
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		356	365
(CMT Index 5 Year + 5.67%), 8.00%, 06/15/2024 (x) (aa)		200	199
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		794	792
(GBP Swap Rate 5 Year + 5.64%), 9.25%, 09/15/2028 (x) (aa)	GBP	8,650	11,255
(USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.63%, 12/15/2029 (x) (aa)		6,423	6,810
BBVA Bancomer SA, (Mexico), (CMT Index 5 Year + 4.21%), 8.13%, 01/08/2039 (e) (aa)		3,100	3,213
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		1,250	1,162
(United States SOFR + 1.61%), 1.90%, 09/30/2028 (e) (aa)		600	534
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		711	684
(United States SOFR + 1.23%), 2.59%, 01/20/2028 (e) (aa)		1,838	1,703
(CME Term SOFR 3 Month + 1.37%), 2.82%, 11/19/2025 (e) (aa)		200	196
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.63%), 7.38%, 06/11/2030 (x) (aa)	EUR	400	461
(CMT Index 5 Year + 4.35%), 8.50%, 08/14/2028 (e) (x) (aa)		1,875	1,960
BOI Finance BV, (Netherlands), Reg. S, 7.50%, 02/16/2027	EUR	1,100	1,115

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
BPCE SA, (France),
4.50%, 03/15/2025 (e)		500	493
4.88%, 04/01/2026 (e)		200	196
5.15%, 07/21/2024 (e)		235	234
5.20%, 01/18/2027 (e)		750	752
CaixaBank SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 5.25%, 03/23/2026 (x) (aa)	EUR	5,400	5,570
(United States SOFR + 1.78%), 5.67%, 03/15/2030 (e) (aa)		203	203
Reg. S, (EUR Swap Rate 5 Year + 6.35%), 5.88%, 10/09/2027 (x) (aa)	EUR	200	212
Canadian Imperial Bank of Commerce, (Canada), 5.00%, 04/28/2028		136	136
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		382	372
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		935	934
(CME Term SOFR 3 Month + 1.82%), 3.89%, 01/10/2028 (aa)		1,148	1,107
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		402	401
(United States SOFR + 1.36%), 5.17%, 02/13/2030 (aa)		569	567
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		305	309
Series AA, (CMT Index 5 Year + 3.21%), 7.63%, 11/15/2028 (x) (aa)		1,455	1,528
Series X, (CMT Index 5 Year + 3.42%), 3.88%, 02/18/2026 (x) (aa)		3,450	3,260
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	14
Citizens Bank NA,
(United States SOFR + 1.40%), 4.12%, 05/23/2025 (aa)		750	747
(United States SOFR + 1.45%), 6.06%, 10/24/2025 (aa)		926	923
Commerzbank AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.73%), 1.38%, 12/29/2031 (aa)	EUR	5,000	4,912
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.00%, 12/05/2030 (aa)	EUR	10,500	11,184
Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	400	426
Reg. S, (EUR Swap Rate 5 Year + 6.74%), 6.50%, 10/09/2029 (x) (aa)	EUR	5,000	5,232
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.30%), 6.50%, 12/06/2032 (aa)	EUR	100	114
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.70%), 6.75%, 10/05/2033 (aa)	EUR	200	232
Reg. S, (UK Gilts 5 Year + 5.25%), 8.63%, 02/28/2033 (aa)	GBP	400	537
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.68%), 4.38%, 06/29/2027 (x) (aa)	EUR	200	206
Reg. S, (EUR Swap Rate 5 Year + 3.72%), 4.88%, 06/29/2029 (x) (aa)	EUR	11,000	11,170
Credit Agricole SA, (France),
4.38%, 03/17/2025 (e)		450	443
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	229
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024		605	599
Dah Sing Bank Ltd., (Hong Kong), Reg. S, (CMT Index 5 Year + 2.95%), 7.38%, 11/15/2033 (c) (aa)		3,800	3,975
Danske Bank A/S, (Denmark),
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,169
(CMT Index 1 Year + 1.75%), 4.30%, 04/01/2028 (e) (aa)		900	869
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		815	818
Deutsche Bank AG, (Germany),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.69%), 6.75%, 10/30/2028 (x) (aa)	EUR	8,000	8,215
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 6.94%), 10.00%, 12/01/2027 (x) (aa)	EUR	200	234
Discover Bank, 4.25%, 03/13/2026		250	243
Erste Group Bank AG, (Austria),
Reg. S, (EUR Swap Rate 5 Year + 4.65%), 4.25%, 10/15/2027 (x) (aa)	EUR	2,400	2,331
Reg. S, (EUR Swap Rate 5 Year + 5.46%), 8.50%, 10/15/2028 (x) (aa)	EUR	2,600	3,022

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Federation des Caisses Desjardins du Quebec, (Canada),
5.25%, 04/26/2029 (e)		371	370
5.70%, 03/14/2028 (e)		200	203
First-Citizens Bank & Trust Co., (CME Term SOFR 3 Month + 1.72%), 2.97%, 09/27/2025 (aa)		250	245
Freedom Mortgage Corp.,
7.63%, 05/01/2026 (e)		3,383	3,377
12.00%, 10/01/2028 (e)		907	989
12.25%, 10/01/2030 (e)		1,033	1,136
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	184
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	516
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		714	687
(United States SOFR + 1.08%), 5.80%, 08/10/2026 (aa)		69	69
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	434
HDFC Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 2.93%), 3.70%, 08/25/2026 (x) (aa)		3,700	3,405
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		3,053	2,975
(CME Term SOFR 3 Month + 1.61%), 4.29%, 09/12/2026 (aa)		200	196
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	169
Reg. S, (EUR Swap Rate 5 Year + 3.84%), 4.75%, 07/04/2029 (x) (aa)	EUR	200	202
(United States SOFR + 1.57%), 5.89%, 08/14/2027 (aa)		212	214
(United States SOFR + 3.02%), 7.40%, 11/13/2034 (aa)		2,620	2,868
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		83	80
ING Groep NV, (Netherlands),
(CMT Index 5 Year + 2.86%), 3.88%, 05/16/2027 (x) (aa)		200	167
(CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	191
(United States SOFR + 1.56%), 6.08%, 09/11/2027 (aa)		332	336
Intesa Sanpaolo SpA, (Italy),
Reg. S, 2.93%, 10/14/2030	EUR	7,750	7,668
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		3,020	2,531
(CMT Index 1 Year + 2.75%), 4.95%, 06/01/2042 (e) (aa)		450	336
5.02%, 06/26/2024 (e)		2,175	2,168
Reg. S, 5.15%, 06/10/2030	GBP	247	291
Reg. S, (EUR Swap Rate 5 Year + 5.85%), 5.50%, 03/01/2028 (x) (aa)	EUR	250	258
5.71%, 01/15/2026 (e)		500	496
Reg. S, (EUR Swap Rate 5 Year + 6.09%), 5.88%, 09/01/2031 (x) (aa)	EUR	11,110	11,286
Kasikornbank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		10,400	10,143
KeyBank NA, (SOFR Compounded Index + 0.32%), 5.68%, 06/14/2024 (aa)		250	250
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	196
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 5.29%), 4.95%, 06/27/2025 (x) (aa)	EUR	200	212
(CMT Index 1 Year + 1.38%), 5.46%, 01/05/2028 (aa)		200	200
(CMT Index 1 Year + 1.48%), 5.99%, 08/07/2027 (aa)		200	202
(CMT Index 5 Year + 3.91%), 8.00%, 09/27/2029 (x) (aa)		3,225	3,246
(UK Gilts 5 Year + 5.14%), 8.50%, 03/27/2028 (x) (aa)	GBP	3,920	5,040
Macquarie Bank Ltd., (Australia), 4.88%, 06/10/2025 (e)		698	690

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)		105	97
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)		722	678
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026		610	597
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)		200	195
(CMT Index 1 Year + 1.70%), 4.79%, 07/18/2025 (aa)		295	294
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		400	399
Morgan Stanley,
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)		323	312
(United States SOFR + 1.15%), 2.72%, 07/22/2025 (aa)		840	831
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		390	390
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		37	37
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)		678	677
(United States SOFR + 1.63%), 5.45%, 07/20/2029 (aa)		137	138
(United States SOFR + 1.77%), 6.14%, 10/16/2026 (aa)		37	37
Nanyang Commercial Bank Ltd., (Hong Kong), Reg. S, (CMT Index 5 Year + 2.18%), 3.80%, 11/20/2029 (aa)		300	296
National Bank of Greece SA, (Greece), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.65%), 8.00%, 01/03/2034 (aa)	EUR	4,536	5,329
NatWest Group plc, (United Kingdom),
(CMT Index 1 Year + 1.10%), 5.58%, 03/01/2028 (aa)		320	322
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		413	420
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)		1,324	1,360
Piraeus Bank SA, (Greece), Reg. S, (EUR Swap Rate 1 Year + 3.84%), 6.75%, 12/05/2029 (aa)	EUR	5,952	6,886
PNC Financial Services Group, Inc. (The),
(United States SOFR + 1.34%), 5.30%, 01/21/2028 (aa)		1,000	1,001
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)		1,757	1,752
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)		1,234	1,195
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)		57	57
Santander UK Group Holdings plc, (United Kingdom),
4.75%, 09/15/2025 (e)		200	196
Reg. S, (GBP Swap Rate 5 Year + 6.07%), 6.75%, 06/24/2024 (x) (aa)	GBP	200	252
Societe Generale SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 5.23%), 7.88%, 01/18/2029 (x) (aa)	EUR	300	339
(CMT Index 5 Year + 5.45%), 10.00%, 11/14/2028 (e) (x) (aa)		994	1,054
Standard Chartered plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 01/30/2026 (e) (aa)		857	835
Reg. S, (CMT Index 5 Year + 3.14%), 4.30%, 08/19/2028 (x) (aa)		1,000	823
Reg. S, (CMT Index 5 Year + 3.81%), 4.75%, 01/14/2031 (x) (aa)		2,100	1,749
Reg. S, (CMT Index 5 Year + 5.66%), 6.00%, 07/26/2025 (x) (aa)		1,200	1,183
(CMT Index 1 Year + 2.10%), 6.10%, 01/11/2035 (e) (aa)		1,800	1,855
(CMT Index 1 Year + 1.85%), 6.75%, 02/08/2028 (e) (aa)		600	619
Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (x) (aa)		21,800	22,076
(CMT Index 5 Year + 3.57%), 7.88%, 03/08/2030 (e) (x) (aa)		800	795
State Street Corp.,
(United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		10	10
Series I, (CMT Index 5 Year + 2.61%), 6.70%, 03/15/2029 (x) (aa)		1,671	1,695
Swedbank AB, (Sweden), 6.14%, 09/12/2026 (e)		400	405

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The), (Canada),
4.69%, 09/15/2027		105	104
5.26%, 12/11/2026		289	291
5.53%, 07/17/2026		69	70
Truist Financial Corp.,
(United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	72
(United States SOFR + 0.40%), 5.76%, 06/09/2025 (aa)		344	343
UBS AG, (Switzerland), Reg. S, 5.13%, 05/15/2024		750	748
UBS Group AG, (Switzerland),
(SOFR Compounded Index + 0.98%), 1.31%, 02/02/2027 (e) (aa)		250	231
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		1,525	1,387
(United States SOFR + 1.56%), 2.59%, 09/11/2025 (e) (aa)		500	493
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 01/12/2029 (e) (aa)		1,150	1,088
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		1,281	1,053
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		504	497
(CMT Index 1 Year + 1.52%), 5.43%, 02/08/2030 (e) (aa)		200	200
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.59%), 6.88%, 08/07/2025 (x) (aa)		200	198
Reg. S, (USD Semi-annual Swap Rate 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (aa)		200	200
(USD SOFR ICE Swap Rate 5 Year + 4.16%), 7.75%, 04/12/2031 (e) (x) (aa)		2,722	2,800
(CMT Index 5 Year + 4.75%), 9.25%, 11/13/2028 (e) (x) (aa)		2,217	2,402
(CMT Index 5 Year + 4.76%), 9.25%, 11/13/2033 (e) (x) (aa)		3,351	3,782
UniCredit SpA, (Italy),
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		878	836
Reg. S, (EUR Swap Rate 5 Year + 2.80%), 2.73%, 01/15/2032 (aa)	EUR	18,420	18,854
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.80%), 5.38%, 04/16/2034 (aa)	EUR	4,000	4,428
US Bancorp,
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		676	689
(United States SOFR + 1.88%), 6.79%, 10/26/2027 (aa)		222	230
Wells Fargo & Co.,
(CME Term SOFR 3 Month + 1.01%), 2.16%, 02/11/2026 (aa)		1,109	1,076
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		111	107
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		811	796
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		223	220
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	228
(United States SOFR + 1.50%), 5.20%, 01/23/2030 (aa)		347	346
(United States SOFR + 1.74%), 5.57%, 07/25/2029 (aa)		252	255
(United States SOFR + 1.79%), 6.30%, 10/23/2029 (aa)		122	127
(CMT Index 5 Year + 3.61%), 7.63%, 09/15/2028 (x) (aa)		1,974	2,108

			354,484

Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
3.50%, 01/15/2025		173	170
4.45%, 10/01/2025		447	440
Series 3NC1, 1.75%, 10/29/2024		1,100	1,074
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		534	553
Aircastle Ltd., (Bermuda),
5.25%, 08/11/2025 (e)		607	602
5.95%, 02/15/2029 (e)		187	187
Ally Financial, Inc., 5.75%, 11/20/2025		329	327

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
American Express Co.,
3.95%, 08/01/2025		138	136
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		176	175
(United States SOFR + 1.00%), 5.10%, 02/16/2028 (aa)		187	187
(SOFR Compounded Index + 1.28%), 5.28%, 07/27/2029 (aa)		291	293
(United States SOFR + 0.97%), 5.39%, 07/28/2027 (aa)		53	53
(United States SOFR + 1.33%), 6.34%, 10/30/2026 (aa)		418	423
Ameriprise Financial, Inc., 5.70%, 12/15/2028		130	134
Aretec Group, Inc., 10.00%, 08/15/2030 (e)		440	481
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		175	163
1.95%, 09/20/2026 (e)		875	800
5.50%, 12/15/2024 (e)		300	299
Avolon Holdings Funding Ltd., (Cayman Islands),
3.25%, 02/15/2027 (e)		91	84
3.95%, 07/01/2024 (e)		361	359
4.25%, 04/15/2026 (e)		2,020	1,950
5.50%, 01/15/2026 (e)		500	495
5.75%, 03/01/2029 (e)		152	151
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (e)		2,775	2,887
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (e)		3,800	3,934
Capital One Financial Corp., (United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		260	259
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	234
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,187	1,187
Encore Capital Group, Inc.,
Reg. S, 5.38%, 02/15/2026	GBP	3,775	4,645
9.25%, 04/01/2029 (e)		415	425
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029 (e)		602	616
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	152
GGAM Finance Ltd., (Cayman Islands),
6.88%, 04/15/2029 (e) (w)		1,674	1,690
7.75%, 05/15/2026 (e)		202	206
8.00%, 02/15/2027 (e)		3,412	3,523
8.00%, 06/15/2028 (e)		2,536	2,648
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		168	159
goeasy Ltd., (Canada),
7.63%, 07/01/2029 (e)		50	50
9.25%, 12/01/2028 (e)		1,620	1,727
Indiabulls Housing Finance Ltd., (India), 9.70%, 07/03/2027 (e) (w)		3,400	3,396
Intrum AB, (Sweden),
Reg. S, 3.50%, 07/15/2026	EUR	150	104
Reg. S, 9.25%, 03/15/2028	EUR	1,400	968
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,449	3,173
Jerrold Finco plc, (United Kingdom),
Reg. S, 4.88%, 01/15/2026	GBP	7,230	9,080
Reg. S, 5.25%, 01/15/2027	GBP	5,851	7,035
7.88%, 04/15/2030 (e) (w)	GBP	10,757	13,577

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Julius Baer Group Ltd., (Switzerland), Reg. S, (EUR Swap Rate 5 Year + 3.85%), 6.63%, 08/15/2029 (x) (aa)	EUR	200	208
Kuwait Projects Co. SPC Ltd., (United Arab Emirates), Reg. S, 4.50%, 02/23/2027		1,600	1,412
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,928	1,598
LFS Topco LLC, 5.88%, 10/15/2026 (e)		2,025	1,878
LPL Holdings, Inc.,
4.00%, 03/15/2029 (e)		848	780
4.63%, 11/15/2027 (e)		715	686
Macquarie Airfinance Holdings Ltd., (United Kingdom),
6.40%, 03/26/2029 (e)		812	825
6.50%, 03/26/2031 (e)		1,765	1,797
8.13%, 03/30/2029 (e)		4,246	4,490
8.38%, 05/01/2028 (e)		443	469
Nationstar Mortgage Holdings, Inc.,
5.00%, 02/01/2026 (e)		7,166	7,013
5.13%, 12/15/2030 (e)		3,912	3,550
5.50%, 08/15/2028 (e)		1,951	1,868
5.75%, 11/15/2031 (e)		5,519	5,091
6.00%, 01/15/2027 (e)		1,339	1,320
7.13%, 02/01/2032 (e)		5,748	5,705
Navient Corp.,
4.88%, 03/15/2028		1,350	1,258
5.50%, 03/15/2029		4,163	3,876
5.88%, 10/25/2024		190	190
6.75%, 06/25/2025		674	679
9.38%, 07/25/2030		3,467	3,710
NFP Corp.,
4.88%, 08/15/2028 (e)		3,176	3,184
6.88%, 08/15/2028 (e)		7,447	7,540
7.50%, 10/01/2030 (e)		1,134	1,194
8.50%, 10/01/2031 (e)		987	1,086
Nuveen Finance LLC, 4.13%, 11/01/2024 (e)		270	268
OneMain Finance Corp.,
3.50%, 01/15/2027		891	827
3.88%, 09/15/2028		1,100	981
4.00%, 09/15/2030		3,922	3,358
5.38%, 11/15/2029		301	283
6.63%, 01/15/2028		255	256
6.88%, 03/15/2025		2,950	2,979
7.13%, 03/15/2026		2,371	2,415
7.88%, 03/15/2030		5,672	5,850
9.00%, 01/15/2029		3,624	3,845
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		2,080	1,898
5.38%, 10/15/2025 (e)		2,950	2,916
7.88%, 12/15/2029 (e)		2,098	2,156
Pingan Real Estate Capital Ltd., (Hong Kong), Reg. S, 3.45%, 07/29/2026		2,200	1,816
Radian Group, Inc., 6.20%, 05/15/2029		300	305
REC Ltd., (India), Reg. S, 3.50%, 12/12/2024		2,000	1,963

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Diversified Financial Services — continued
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		6,265	5,790
3.63%, 03/01/2029 (e)		1,195	1,075
3.88%, 03/01/2031 (e)		3,894	3,392
4.00%, 10/15/2033 (e)		1,112	942
SLM Corp., 3.13%, 11/02/2026		61	57
Synchrony Financial, 4.50%, 07/23/2025		300	294

			176,284

Insurance — 2.8%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/2029 (e)		3,685	3,703
AIA Group Ltd., (Hong Kong), Reg. S, 3.20%, 09/16/2040		1,100	822
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,912	5,566
5.88%, 11/01/2029 (e)		9,193	8,548
6.75%, 10/15/2027 (e)		9,323	9,185
6.75%, 04/15/2028 (e)		239	241
7.00%, 01/15/2031 (e)		8,513	8,601
AmWINS Group, Inc.,
4.88%, 06/30/2029 (e)		2,562	2,392
6.38%, 02/15/2029 (e)		1,417	1,425
Aon Corp., 8.21%, 01/01/2027		269	290
Aon North America, Inc.,
5.13%, 03/01/2027		168	169
5.15%, 03/01/2029		470	472
Ardonagh Finco Ltd., (Jersey),
Reg. S, 6.88%, 02/15/2031	EUR	200	213
6.88%, 02/15/2031 (e)	EUR	15,783	16,772
7.75%, 02/15/2031 (e)		4,080	4,061
Ardonagh Group Finance Ltd., (Jersey), 8.88%, 02/15/2032 (e)		3,468	3,424
AssuredPartners, Inc.,
5.63%, 01/15/2029 (e)		775	714
7.50%, 02/15/2032 (e)		2,385	2,343
Athene Global Funding, 5.58%, 01/09/2029 (e)		205	206
AXA SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.84%), 6.38%, 07/16/2033 (x) (aa)	EUR	300	336
Brighthouse Financial Global Funding, 1.55%, 05/24/2026 (e)		328	300
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		2,236	2,069
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	249
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	370
Corebridge Global Funding,
5.20%, 01/12/2029 (e)		450	451
5.75%, 07/02/2026 (e)		66	66
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)		183	173
5.45%, 03/03/2028 (e)		182	182
F&G Annuities & Life, Inc., 7.40%, 01/13/2028		322	335

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Insurance — continued
F&G Global Funding,
0.90%, 09/20/2024 (e)		400	390
1.75%, 06/30/2026 (e)		220	200
2.00%, 09/20/2028 (e)		1,156	984
2.30%, 04/11/2027 (e)		902	810
5.15%, 07/07/2025 (e)		666	656
FWD Group Holdings Ltd., (Cayman Islands),
Reg. S, (CMT Index 5 Year + 4.88%), 6.38%, 09/13/2024 (x) (aa)		1,500	1,462
Reg. S, 7.78%, 12/06/2033		2,000	2,191
Reg. S, (CMT Index 5 Year + 4.87%), 8.05%, 06/15/2024 (x) (aa)		7,600	7,487
GA Global Funding Trust,
0.80%, 09/13/2024 (e)		674	660
1.95%, 09/15/2028 (e)		1,034	884
3.85%, 04/11/2025 (e)		483	474
5.50%, 01/08/2029 (e)		275	276
(United States SOFR + 0.50%), 5.86%, 09/13/2024 (e) (aa)		1,050	1,050
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	7,247	9,006
Global Atlantic Fin Co., 4.40%, 10/15/2029 (e)		376	350
Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC, (United Kingdom),
7.25%, 02/15/2031 (e)		11,284	11,327
8.13%, 02/15/2032 (e)		5,924	5,974
HUB International Ltd.,
7.25%, 06/15/2030 (e)		19,446	19,991
7.38%, 01/31/2032 (e)		22,886	23,040
Intesa Sanpaolo Vita SpA, (Italy), Reg. S, 2.38%, 12/22/2030	EUR	250	229
Jackson National Life Global Funding,
3.05%, 04/29/2026 (e)		500	472
5.50%, 01/09/2026 (e)		500	498
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)		3,446	3,592
10.50%, 12/15/2030 (e)		1,119	1,181
MGIC Investment Corp., 5.25%, 08/15/2028		550	535
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)		2,400	2,232
Mutual of Omaha Cos. Global Funding,
5.45%, 12/12/2028 (e)		785	800
5.80%, 07/27/2026 (e)		65	66
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (e) (w)		17,932	18,250
Peak RE Bvi Holding Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 5.01%), 5.35%, 10/28/2025 (x) (aa)		2,200	2,110
Ryan Specialty LLC, 4.38%, 02/01/2030 (e)		776	721
Tongyang Life Insurance Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 4.98%), 5.25%, 09/22/2025 (x) (aa)		2,487	2,377
USI, Inc., 7.50%, 01/15/2032 (e)		3,137	3,144
ZhongAn Online P&C Insurance Co. Ltd., (China), Reg. S, 3.13%, 07/16/2025		4,750	4,537

			201,634

Investment Companies — 0.8%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029 (e)		1,520	1,536
Ares Capital Corp., 5.88%, 03/01/2029		637	635

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Investment Companies — continued
Blackstone Private Credit Fund,
3.25%, 03/15/2027		498	460
6.25%, 01/25/2031 (e)		1,234	1,240
7.05%, 09/29/2025		602	611
Blue Owl Capital Corp.,
3.40%, 07/15/2026		424	400
3.75%, 07/22/2025		529	513
Blue Owl Capital Corp. II, 8.45%, 11/15/2026 (e)		672	692
Blue Owl Credit Income Corp.,
3.13%, 09/23/2026		284	261
5.50%, 03/21/2025		101	100
7.75%, 09/16/2027		1,603	1,643
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)		1,450	1,378
Gaci First Investment Co., (Cayman Islands), Reg. S, 4.88%, 02/14/2035		3,000	2,860
HPS Corporate Lending Fund, 6.75%, 01/30/2029 (e)		1,002	1,000
Huarong Finance 2017 Co. Ltd., (British Virgin Islands),
Reg. S, 4.25%, 11/07/2027		1,900	1,753
Reg. S, 4.75%, 04/27/2027		8,300	7,823
Huarong Finance 2019 Co. Ltd., (British Virgin Islands),
Reg. S, 3.25%, 11/13/2024		2,200	2,152
Reg. S, 3.75%, 05/29/2024		1,000	993
Reg. S, 4.50%, 05/29/2029		2,300	2,096
Reg. S, (SOFR Compounded Index + 1.51%), 6.87%, 02/24/2025 (aa)		1,400	1,396
Huarong Finance II Co. Ltd., (British Virgin Islands),
Reg. S, 4.63%, 06/03/2026		1,600	1,533
Reg. S, 5.00%, 11/19/2025		10,200	9,923
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029		3,310	2,823
5.25%, 05/15/2027		7,510	6,965
6.25%, 05/15/2026		252	247
9.75%, 01/15/2029 (e)		1,342	1,401
Khazanah Capital Ltd., (Malaysia), Reg. S, 4.88%, 06/01/2033		3,700	3,644
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028 (e)		745	790
Suci Second Investment Co., (Cayman Islands), Reg. S, 6.00%, 10/25/2028		3,300	3,410

			60,278

Private Equity — 0.0% (g)
HAT Holdings I LLC / HAT Holdings II LLC,
3.38%, 06/15/2026 (e)		1,208	1,138
8.00%, 06/15/2027 (e)		939	979

			2,117

Real Estate — 1.9%
ADLER Group SA, (Luxembourg), Reg. S, 21.00% (PIK), 07/31/2025 (v)	EUR	100	108
Aedas Homes Opco SL, (Spain), Reg. S, 4.00%, 08/15/2026	EUR	6,870	7,285
Agile Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.50%, 04/21/2025		6,300	887
Reg. S, 5.50%, 05/17/2026		1,700	218
Reg. S, 5.75%, 01/02/2025		6,250	1,024
Reg. S, 6.05%, 10/13/2025		800	105

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Agps Bondco plc, (United Kingdom),
Reg. S, 5.00%, 01/14/2029	EUR	4,400	1,787
Reg. S, 5.50%, 11/13/2026	EUR	200	83
Reg. S, 6.00%, 08/05/2025 (d)	EUR	100	43
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp.,
7.00%, 04/15/2030 (e)		2,655	2,365
Series AI, 7.00%, 04/15/2030		2,090	1,862
Aroundtown SA, (Luxembourg),
Reg. S, 0.38%, 04/15/2027	EUR	100	90
Reg. S, (GBP Swap Rate 5 Year + 4.38%), 4.75%, 06/25/2024 (x) (aa)	GBP	200	151
ATF Netherlands BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.38%), 7.08%, 01/20/2025 (x) (aa)	EUR	300	203
BRANICKS Group AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	34
Central Plaza Development Ltd., (British Virgin Islands), Reg. S, 3.85%, 07/14/2025		900	814
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026 (d)		4,450	356
Reg. S, 6.00%, 07/16/2025 (d)		2,700	216
Citycon Treasury BV, (Netherlands), Reg. S, 2.38%, 01/15/2027	EUR	200	197
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026 (d)		5,900	366
Reg. S, 3.88%, 10/22/2030 (d)		273	18
Reg. S, 4.20%, 02/06/2026 (d)		6,700	442
Reg. S, 5.63%, 01/14/2030 (d)		200	13
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/2028 (e)		2,168	2,141
8.88%, 09/01/2031 (e)		1,195	1,263
DEMIRE Deutsche Mittelstand Real Estate AG, (Germany), Reg. S, 1.88%, 10/15/2024	EUR	100	70
Easy Tactic Ltd., (British Virgin Islands),
Reg. S, 6.50% (cash), 07/11/2025 (v)		431	17
Reg. S, 6.50% (cash), 07/11/2027 (v)		15,943	492
Reg. S, 6.50% (cash), 07/11/2028 (v)		11,642	336
Emeria SASU, (France),
Reg. S, 3.38%, 03/31/2028	EUR	3,220	2,963
Reg. S, 7.75%, 03/31/2028	EUR	3,690	3,861
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028 (e)		3,039	3,129
Franshion Brilliant Ltd., (British Virgin Islands),
Reg. S, 3.20%, 04/09/2026		400	348
Reg. S, 4.25%, 07/23/2029		3,500	2,419
Fuqing Investment Management Ltd., (British Virgin Islands), Reg. S, 3.25%, 06/23/2025		400	359
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		3,850	3,101
GLP Pte Ltd., (Singapore),
Reg. S, 3.88%, 06/04/2025		6,900	6,075
Reg. S, (CMT Index 5 Year + 3.74%), 4.50%, 05/17/2026 (x) (aa)		700	326
Reg. S, (CMT Index 5 Year + 3.73%), 4.60%, 06/29/2027 (x) (aa)		2,260	1,044
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (e)		1,000	1,036
Heimstaden Bostad AB, (Sweden),
Reg. S, (EUR Swap Rate 5 Year + 3.15%), 2.63%, 02/01/2027 (x) (aa)	EUR	100	65
Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	150	106

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Heimstaden Bostad Treasury BV, (Netherlands),
Reg. S, 0.63%, 07/24/2025	EUR	100	99
Reg. S, 1.00%, 04/13/2028	EUR	100	85
Reg. S, 1.63%, 10/13/2031	EUR	5,440	4,099
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		2,556	2,296
4.38%, 02/01/2031 (e)		3,248	2,820
5.38%, 08/01/2028 (e)		2,850	2,734
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		4,490	4,100
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025 (d)		4,400	356
Lai Sun MTN Ltd., (Hong Kong), Reg. S, 5.00%, 07/28/2026		2,800	1,686
Longfor Group Holdings Ltd., (Cayman Islands),
Reg. S, 3.95%, 09/16/2029		9,400	4,850
Reg. S, 4.50%, 01/16/2028		1,200	733
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/02/2026		1,100	324
Reg. S, 4.80%, 12/15/2024		3,400	1,717
NWD Finance BVI Ltd., (British Virgin Islands),
Reg. S, (CMT Index 5 Year + 5.86%), 4.13%, 03/10/2028 (x) (aa)		8,000	4,640
Reg. S, 4.80%, 04/29/2024 (x)		1,600	702
Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		20,200	14,491
NWD Finance BVI Ltd., (British Virgin), Reg. S, (CMT Index 3 Year + 6.20%), 6.15%, 03/16/2025 (x) (aa)		2,700	2,376
NWD MTN Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/18/2029		600	457
Pakuwon Jati Tbk. PT, (Indonesia), Reg. S, 4.88%, 04/29/2028		1,000	933
PCPD Capital Ltd., (Cayman Islands), Reg. S, 5.13%, 06/18/2026		4,925	4,197
RKPF Overseas 2020 A Ltd., (British Virgin Islands),
Reg. S, 5.13%, 07/26/2026		12,450	2,921
Reg. S, 5.20%, 01/12/2026		800	198
Samhallsbyggnadsbolaget i Norden AB, (Sweden),
Reg. S, 2.25%, 08/12/2027	EUR	9,170	6,576
Reg. S, (EUR Swap Rate 5 Year + 2.81%), 2.62%, 01/30/2025 (x) (aa)	EUR	10,000	2,481
SBB Treasury OYJ, (Finland), Reg. S, 1.13%, 11/26/2029	EUR	5,130	3,137
Seazen Group Ltd., (Cayman Islands), Reg. S, 4.45%, 07/13/2025		3,248	1,169
Shui On Development Holding Ltd., (Cayman Islands),
Reg. S, 5.50%, 03/03/2025		1,000	686
Reg. S, 5.50%, 06/29/2026		3,800	2,128
Reg. S, 6.15%, 08/24/2024		600	525
Sunac China Holdings Ltd., (Cayman Islands),
6.00% (PIK), 09/30/2025 (e) (v)		719	79
6.25% (PIK), 09/30/2026 (e) (v)		719	73
6.50% (PIK), 09/30/2027 (e) (v)		1,438	123
6.75% (PIK), 09/30/2028 (e) (v)		2,156	151
7.00% (PIK), 09/30/2029 (e) (v)		2,156	140
7.25% (PIK), 09/30/2030 (e) (v)		1,013	65
Times China Holdings Ltd., (Cayman Islands), Reg. S, 6.60%, 03/02/2023 (d)		1,200	28
Vanke Real Estate Hong Kong Co. Ltd., (Hong Kong),
Reg. S, 3.15%, 05/12/2025		1,000	725
Reg. S, 3.50%, 11/12/2029		1,600	729
Reg. S, 3.98%, 11/09/2027		5,300	2,679

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Real Estate — continued
Vivion Investments Sarl, (Luxembourg), Reg. S, 3.00%, 08/08/2024	EUR	100	105
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		4,400	4,323
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		3,000	2,373

			132,927

REITS — 1.1%
American Tower Corp.,
1.60%, 04/15/2026		28	26
2.75%, 01/15/2027		750	703
3.60%, 01/15/2028		240	227
3.65%, 03/15/2027		429	411
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	59
Crown Castle, Inc.,
3.65%, 09/01/2027		544	516
4.80%, 09/01/2028		88	86
Diversified Healthcare Trust,
4.38%, 03/01/2031		1,950	1,460
4.75%, 02/15/2028		3,620	2,938
9.75%, 06/15/2025		83	83
EPR Properties, 4.75%, 12/15/2026		999	967
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		994	838
5.25%, 06/01/2025		139	138
5.38%, 04/15/2026		674	668
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		2,702	2,473
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	122
Iron Mountain, Inc.,
5.63%, 07/15/2032 (e)		1,140	1,077
7.00%, 02/15/2029 (e)		3,290	3,351
Kite Realty Group Trust, 4.00%, 03/15/2025		99	97
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	17
5.25%, 10/01/2025 (e)		201	198
MPT Operating Partnership LP / MPT Finance Corp.,
2.50%, 03/24/2026	GBP	979	1,054
3.33%, 03/24/2025	EUR	3,080	3,115
3.50%, 03/15/2031		2,851	1,966
4.63%, 08/01/2029		4,834	3,707
5.00%, 10/15/2027		1,115	941
5.25%, 08/01/2026		346	319
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		4,325	4,037
4.75%, 10/15/2027		2,306	2,221
6.50%, 04/01/2032 (e)		6,240	6,263
7.25%, 07/15/2028 (e)		885	911
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	140
Sabra Health Care LP, 5.13%, 08/15/2026		250	248
SBA Communications Corp.,
3.13%, 02/01/2029		6,188	5,447
3.88%, 02/15/2027		2,159	2,055

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
REITS — continued
Service Properties Trust, 8.63%, 11/15/2031 (e)		11,079	11,816
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (e)		1,705	1,719
Trust Fibra Uno, (Mexico), 7.38%, 02/13/2034 (e)		2,300	2,295
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (e)		7,307	7,575
VICI Properties LP, 5.63%, 05/15/2052		755	699
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)		665	650
3.75%, 02/15/2027 (e)		218	207
3.88%, 02/15/2029 (e)		608	560
4.13%, 08/15/2030 (e)		91	83
4.25%, 12/01/2026 (e)		532	512
4.50%, 09/01/2026 (e)		267	259
4.50%, 01/15/2028 (e)		500	479
4.63%, 06/15/2025 (e)		385	379
4.63%, 12/01/2029 (e)		1,574	1,488
5.75%, 02/01/2027 (e)		1,507	1,505
Vornado Realty LP, 3.50%, 01/15/2025		219	214
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)		500	494

			79,813

Savings & Loans — 0.0% (g)
Nationwide Building Society, (United Kingdom), Reg. S, (UK Gilts 5 Year + 5.63%), 5.75%, 06/20/2027 (x) (aa)	GBP	200	239

Total Financial			1,007,776

Industrial — 8.8%
Aerospace/Defense — 1.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (e)		1,689	1,702
Boeing Co. (The),
2.20%, 02/04/2026		1,300	1,217
4.88%, 05/01/2025		137	136
5.81%, 05/01/2050		1,505	1,429
5.93%, 05/01/2060		4,120	3,866
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		11,974	11,780
7.13%, 06/15/2026 (e)		2,076	2,106
7.25%, 07/01/2031 (e) (w)		3,165	3,174
7.45%, 05/01/2034 (e)		351	389
7.50%, 02/01/2029 (e)		2,844	2,928
7.88%, 04/15/2027 (e)		4,961	4,967
8.75%, 11/15/2030 (e)		6,521	6,964
Embraer Netherlands Finance BV, (Netherlands), 7.00%, 07/28/2030 (e)		1,743	1,825
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		4,738	4,714
HEICO Corp., 5.25%, 08/01/2028		78	78
Hexcel Corp., 4.95%, 08/15/2025		136	134
Spirit AeroSystems, Inc.,
9.38%, 11/30/2029 (e)		2,925	3,191
9.75%, 11/15/2030 (e)		3,254	3,640

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Aerospace/Defense — continued
TransDigm, Inc.,
5.50%, 11/15/2027		1,747	1,711
6.38%, 03/01/2029 (e)		17,819	17,897
6.63%, 03/01/2032 (e)		17,449	17,635
6.75%, 08/15/2028 (e)		12,287	12,464
7.13%, 12/01/2031 (e)		6,509	6,707
7.50%, 03/15/2027		500	500
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		7,920	8,352

			119,506

Building Materials — 1.3%
Builders FirstSource, Inc., 6.38%, 03/01/2034 (e)		1,231	1,237
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		4,420	4,538
Carrier Global Corp., 5.80%, 11/30/2025		79	79
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		1,475	1,315
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	2,131
EMRLD Borrower LP / Emerald Co-Issuer, Inc.,
Reg. S, 6.38%, 12/15/2030	EUR	1,160	1,314
6.38%, 12/15/2030 (e)	EUR	5,066	5,738
6.63%, 12/15/2030 (e)		18,334	18,515
Griffon Corp., 5.75%, 03/01/2028		1,380	1,352
HT Troplast GmbH, (Germany), Reg. S, 9.38%, 07/15/2028	EUR	300	339
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		2,060	2,010
Knife River Corp., 7.75%, 05/01/2031 (e)		425	445
Masonite International Corp., (Canada),
3.50%, 02/15/2030 (e)		97	85
5.38%, 02/01/2028 (e)		1,375	1,377
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (e)		1,085	1,089
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		2,050	1,888
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		1,560	1,497
9.75%, 07/15/2028 (e)		1,023	1,047
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	100	82
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/2028 (e)		5,569	5,454
8.88%, 11/15/2031 (e)		8,369	8,946
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	9,377	9,475
3.38%, 01/15/2031 (e)		5,875	4,933
4.38%, 07/15/2030 (e)		5,399	4,852
4.75%, 01/15/2028 (e)		1,007	961
5.00%, 02/15/2027 (e)		1,526	1,481
Summit Materials LLC / Summit Materials Finance Corp.,
5.25%, 01/15/2029 (e)		38	37
7.25%, 01/15/2031 (e)		3,383	3,517
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		6,700	5,626

			91,360

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electrical Components & Equipments — 0.3%
Belden, Inc.,
Reg. S, 3.38%, 07/15/2027	EUR	3,000	3,129
Reg. S, 3.38%, 07/15/2031	EUR	5,600	5,561
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		750	673
6.50%, 12/31/2027 (e)		2,275	2,263
EnerSys,
4.38%, 12/15/2027 (e)		560	530
6.63%, 01/15/2032 (e)		235	237
Nexans SA, (France), Reg. S, 4.25%, 03/11/2030	EUR	100	108
WESCO Distribution, Inc.,
6.38%, 03/15/2029 (e)		2,373	2,398
6.63%, 03/15/2032 (e)		2,145	2,180
7.13%, 06/15/2025 (e)		607	608
7.25%, 06/15/2028 (e)		1,585	1,618

			19,305

Electronics — 0.3%
AAC Technologies Holdings, Inc., (Cayman Islands), Reg. S, 3.00%, 11/27/2024		7,350	7,185
Coherent Corp., 5.00%, 12/15/2029 (e)		2,897	2,727
Imola Merger Corp., 4.75%, 05/15/2029 (e)		1,957	1,835
Keysight Technologies, Inc., 4.60%, 04/06/2027		71	70
Likewize Corp., 9.75%, 10/15/2025 (e)		3,080	3,128
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		74	68
5.88%, 09/01/2030 (e)		464	454
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		990	856
4.38%, 02/15/2030 (e)		3,551	3,232
TD SYNNEX Corp., 1.25%, 08/09/2024		825	812
Vontier Corp., 2.40%, 04/01/2028		765	678

			21,045

Engineering & Construction — 1.5%
Abertis Infraestructuras Finance BV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 3.27%), 2.63%, 01/26/2027 (x) (aa)	EUR	14,300	14,327
Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	200	209
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,705	1,572
Azzurra Aeroporti SpA, (Italy), Reg. S, 2.13%, 05/30/2024	EUR	323	347
Bioceanico Sovereign Certificate Ltd., (Cayman Islands), Reg. S, Zero Coupon, 06/05/2034		4,425	3,230
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (e)		13,202	14,288
Cellnex Finance Co. SA, (Spain),
Reg. S, 1.00%, 09/15/2027	EUR	100	99
Reg. S, 1.25%, 01/15/2029	EUR	300	291
Reg. S, 1.50%, 06/08/2028	EUR	100	99
Reg. S, 2.00%, 09/15/2032	EUR	5,200	4,905
Reg. S, 2.00%, 02/15/2033	EUR	100	93
Reg. S, 2.25%, 04/12/2026	EUR	22,100	23,156
Cellnex Telecom SA, (Spain), Reg. S, 1.75%, 10/23/2030	EUR	3,500	3,360
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	321
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	13,940	16,910

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Engineering & Construction — continued
GMR Hyderabad International Airport Ltd., (India),
Reg. S, 4.25%, 10/27/2027		2,077	1,912
Reg. S, 4.75%, 02/02/2026		6,050	5,826
Heathrow Finance plc, (United Kingdom),
Reg. S, SUB, 3.88%, 03/01/2027	GBP	1,640	1,938
Reg. S, 5.75%, 03/03/2025	GBP	5,200	6,530
India Airport Infra, (Mauritius), Reg. S, 6.25%, 10/25/2025		966	965
Infrastrutture Wireless Italiane SpA, (Italy), Reg. S, 1.63%, 10/21/2028	EUR	400	399
IRB Infrastructure Developers Ltd., (India), 7.11%, 03/11/2032 (e)		8,500	8,598
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028		309	319
Kier Group plc, (United Kingdom), Reg. S, 9.00%, 02/15/2029	GBP	280	360
Sitios Latinoamerica SAB de CV, (Mexico), Reg. S, 5.38%, 04/04/2032		800	748
TopBuild Corp.,
3.63%, 03/15/2029 (e)		500	454
4.13%, 02/15/2032 (e)		1,525	1,350

			112,606

Environmental Control — 0.5%
Ambipar Lux Sarl, (Luxembourg), 9.88%, 02/06/2031 (e)		1,700	1,704
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		252	244
5.13%, 07/15/2029 (e)		41	39
6.38%, 02/01/2031 (e)		506	510
Covanta Holding Corp.,
4.88%, 12/01/2029 (e)		3,045	2,729
5.00%, 09/01/2030		781	688
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		185	169
4.00%, 08/01/2028 (e)		2,312	2,131
4.38%, 08/15/2029 (e)		2,687	2,476
4.75%, 06/15/2029 (e)		3,939	3,701
5.13%, 12/15/2026 (e)		1,114	1,094
6.75%, 01/15/2031 (e)		6,498	6,662
Madison IAQ LLC,
4.13%, 06/30/2028 (e)		1,116	1,033
5.88%, 06/30/2029 (e)		2,640	2,416
Paprec Holding SA, (France), Reg. S, 7.25%, 11/17/2029	EUR	300	345
Veralto Corp.,
5.35%, 09/18/2028 (e)		188	191
5.50%, 09/18/2026 (e)		215	216
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		9,485	9,341

			35,689

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		114	115
6.05%, 04/15/2028 (e)		1,180	1,197

			1,312

Machinery—Construction & Mining — 0.1%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	318
4.13%, 04/15/2029 (e)		2,058	1,899

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Machinery—Construction & Mining — continued
Terex Corp., 5.00%, 05/15/2029 (e)		3,652	3,449
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		3,151	2,933
Weir Group plc (The), (United Kingdom), 2.20%, 05/13/2026 (e)		1,425	1,323

			9,922

Machinery—Diversified — 0.7%
AGCO Corp., 5.45%, 03/21/2027		83	83
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	105
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		6,831	7,095
9.50%, 01/01/2031 (e)		2,732	2,975
Esab Corp., 6.25%, 04/15/2029 (e) (w)		1,567	1,574
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		2,625	1,693
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (e)		580	429
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	122
Husky Injection Molding Systems Ltd. / Titan Co-Borrower LLC, (Canada), 9.00%, 02/15/2029 (e)		5,631	5,824
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (e)		2,500	2,710
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	987
Novafives SAS, (France), Reg. S, 5.00%, 06/15/2025	EUR	100	107
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	284
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		7,395	7,386
TK Elevator Holdco GmbH, (Germany),
Reg. S, 6.63%, 07/15/2028	EUR	667	696
7.63%, 07/15/2028 (e)		3,711	3,639
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	1,053	1,092
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		11,341	10,959

			47,760

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		564	547
6.38%, 06/15/2030 (e)		3,097	3,114
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		1,345	1,231
Vallourec SACA, (France), Reg. S, 8.50%, 06/30/2026	EUR	200	218

			5,110

Miscellaneous Manufacturers — 0.1%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		3,016	2,754
5.63%, 07/01/2027 (e)		175	172
Trinity Industries, Inc.,
4.55%, 10/01/2024		400	396
7.75%, 07/15/2028 (e)		1,575	1,618

			4,940

Packaging & Containers — 1.8%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		2,224	744
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	300	275
Reg. S, 3.00%, 09/01/2029	EUR	300	248
3.25%, 09/01/2028 (e)		1,707	1,475

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
4.00%, 09/01/2029 (e)		7,881	6,357
6.00%, 06/15/2027 (e)		824	800
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	10,235	9,496
4.13%, 08/15/2026 (e)		4,739	4,291
Reg. S, 4.75%, 07/15/2027	GBP	200	150
5.25%, 04/30/2025 (e)		2,116	2,046
5.25%, 08/15/2027 (e)		694	437
Ball Corp., 3.13%, 09/15/2031		354	301
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		4,139	4,141
8.75%, 04/15/2030 (e)		4,122	4,053
Crown Americas LLC, 5.25%, 04/01/2030		488	471
Crown European Holdings SA, (France),
Reg. S, 3.38%, 05/15/2025	EUR	8,010	8,567
Reg. S, 5.00%, 05/15/2028	EUR	100	111
Fiber Bidco Spa, (Italy),
Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 7.91%, 01/15/2030 (aa)	EUR	100	108
(ICE LIBOR EUR 3 Month + 4.00%), 7.91%, 01/15/2030 (e) (aa)	EUR	3,000	3,249
Reg. S, 11.00%, 10/25/2027	EUR	400	468
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,325	1,201
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	400
3.50%, 03/01/2029 (e)		825	742
4.13%, 08/15/2024		475	471
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		1,775	1,674
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		2,964	2,812
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		2,464	2,213
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	224	204
LABL, Inc.,
5.88%, 11/01/2028 (e)		2,395	2,202
6.75%, 07/15/2026 (e)		2,975	2,938
8.25%, 11/01/2029 (e)		2,125	1,814
9.50%, 11/01/2028 (e)		3,538	3,579
10.50%, 07/15/2027 (e)		2,405	2,385
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/2026 (e)		20,209	20,592
9.25%, 04/15/2027 (e)		780	773
OI European Group BV, (Netherlands),
Reg. S, 2.88%, 02/15/2025	EUR	7,040	7,481
4.75%, 02/15/2030 (e)		250	230
6.25%, 05/15/2028 (e)	EUR	568	639
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		354	354
7.25%, 05/15/2031 (e)		1,272	1,296
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		1,775	1,656
Reno de Medici SpA, (Italy), (ICE LIBOR EUR 3 Month + 5.00%), 8.89%, 04/15/2029 (e) (w) (aa)	EUR	14,200	14,979

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Packaging & Containers — continued
Sealed Air Corp.,
4.00%, 12/01/2027 (e)		89	84
5.00%, 04/15/2029 (e)		267	256
Sealed Air Corp. / Sealed Air Corp. US,
6.13%, 02/01/2028 (e)		375	376
7.25%, 02/15/2031 (e)		1,957	2,035
Titan Holdings II BV, (Netherlands), Reg. S, 5.13%, 07/15/2029	EUR	153	147
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		4,783	5,103
TriMas Corp., 4.13%, 04/15/2029 (e)		525	476
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		3,818	3,763
8.50%, 08/15/2027 (e)		400	395

			131,058

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028		768	671

Transportation — 0.3%
Empresa de los Ferrocarriles del Estado, (Chile), Reg. S, 3.83%, 09/14/2061		1,200	794
GN Bondco LLC, 9.50%, 10/15/2031 (e)		5,379	5,371
Mobico Group plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.14%), 4.25%, 11/26/2025 (x) (aa)	GBP	275	317
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	200	188
Rand Parent LLC, 8.50%, 02/15/2030 (e)		173	171
RXO, Inc., 7.50%, 11/15/2027 (e)		2,279	2,339
Ryder System, Inc., 5.30%, 03/15/2027		165	166
Seaspan Corp., (Marshall Island), Reg. S, 5.50%, 08/01/2029		2,400	2,102
SGL Group ApS, (Denmark), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 8.66%, 04/22/2030 (e) (w) (aa)	EUR	160	171
XPO, Inc.,
6.25%, 06/01/2028 (e)		650	656
7.13%, 06/01/2031 (e)		150	154
7.13%, 02/01/2032 (e)		800	823
Yunda Holding Investment Ltd., (British Virgin Islands), Reg. S, 2.25%, 08/19/2025		6,300	5,946

			19,198

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		5,066	4,908
6.50%, 10/01/2025 (e)		358	357
7.88%, 12/01/2030 (e)		8,160	8,569
9.75%, 08/01/2027 (e)		1,034	1,071
GATX Corp., 5.40%, 03/15/2027		140	141
Penske Truck Leasing Co. LP / PTL Finance Corp.,
3.40%, 11/15/2026 (e)		113	108
4.20%, 04/01/2027 (e)		697	677
5.35%, 01/12/2027 (e)		450	451
5.35%, 03/30/2029 (e) (w)		173	173
6.05%, 08/01/2028 (e)		315	324

			16,779

Total Industrial			636,261

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Technology — 2.8%
Computers — 0.5%
Atos SE, (France), Reg. S, 1.75%, 05/07/2025	EUR	100	16
Banff Merger Sub, Inc., Reg. S, 8.38%, 09/01/2026	EUR	106	114
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (e)		173	162
CA Magnum Holdings, (Mauritius),
5.38%, 10/31/2026 (e)		4,274	4,084
Reg. S, 5.38%, 10/31/2026		9,550	9,124
Dell International LLC / EMC Corp.,
4.90%, 10/01/2026		200	199
6.02%, 06/15/2026		93	94
KBR, Inc., 4.75%, 09/30/2028 (e)		438	403
Lenovo Group Ltd., (Hong Kong),
5.83%, 01/27/2028 (e)		1,600	1,619
Reg. S, 6.54%, 07/27/2032		1,700	1,793
McAfee Corp., 7.38%, 02/15/2030 (e)		7,952	7,279
NCR Atleos Corp., 9.50%, 04/01/2029 (e)		2,487	2,660
NCR Voyix Corp.,
5.00%, 10/01/2028 (e)		1,175	1,094
5.13%, 04/15/2029 (e)		2,071	1,921
5.25%, 10/01/2030 (e)		1,052	952
Presidio Holdings, Inc., 4.88%, 02/01/2027 (e)		203	197
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		4,536	4,875
8.50%, 07/15/2031 (e)		2,131	2,303
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		1,774	1,771

			40,660

Semiconductors — 0.2%
ams-OSRAM AG, (Austria), Reg. S, 10.50%, 03/30/2029	EUR	163	174
Entegris, Inc.,
4.38%, 04/15/2028 (e)		476	447
4.75%, 04/15/2029 (e)		7,718	7,391
Microchip Technology, Inc., 4.25%, 09/01/2025		607	597
Micron Technology, Inc., 5.38%, 04/15/2028		44	45
Qorvo, Inc., 1.75%, 12/15/2024		500	485
SK Hynix, Inc., (South Korea),
5.50%, 01/16/2027 (e)		600	600
6.50%, 01/17/2033 (e)		2,400	2,559
Synaptics, Inc., 4.00%, 06/15/2029 (e)		882	794

			13,092

Software — 2.1%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		16,081	14,715
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		3,990	3,770
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	15,693	16,911
7.13%, 10/02/2025 (e)		2,794	2,797
9.13%, 03/01/2026 (e)		2,719	2,718
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		279	269
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		1,410	1,463
Cedacri Mergeco SPA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 9.40%, 05/15/2028 (aa)	EUR	200	216

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Software — continued
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (e)		2,035	2,109
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		5,561	5,676
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		7,727	7,149
4.88%, 07/01/2029 (e)		9,394	8,691
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		22,738	21,585
9.00%, 09/30/2029 (e)		10,617	10,186
Concentrix Corp., 6.65%, 08/02/2026		75	76
Constellation Software, Inc., (Canada), 5.16%, 02/16/2029 (e)		632	632
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		5,671	5,238
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		2,106	1,896
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,912	1,786
IPD 3 BV, (Netherlands), Reg. S, 8.00%, 06/15/2028	EUR	3,530	4,031
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		3,392	3,277
Open Text Corp., (Canada), 6.90%, 12/01/2027 (e)		500	517
Oracle Corp., 2.30%, 03/25/2028		615	555
Playtika Holding Corp., 4.25%, 03/15/2029 (e)		348	302
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		6,001	5,859
Take-Two Interactive Software, Inc.,
4.95%, 03/28/2028		429	428
5.00%, 03/28/2026		730	726
Twilio, Inc.,
3.63%, 03/15/2029		228	205
3.88%, 03/15/2031		3,451	3,014
UKG, Inc., 6.88%, 02/01/2031 (e)		19,004	19,360
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		321	294
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		6,811	6,131

			152,582

Total Technology			206,334

Utilities — 3.9%
Electric — 3.6%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		5,000	3,204
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024		1,500	1,481
Adani Transmission Step-One Ltd., (India), Reg. S, 4.00%, 08/03/2026		2,514	2,363
AES Corp. (The),
3.30%, 07/15/2025 (e)		1,005	973
5.45%, 06/01/2028		206	206
Alexander Funding Trust II, 7.47%, 07/31/2028 (e)		1,182	1,250
Algonquin Power & Utilities Corp., (Canada), SUB, 5.37%, 06/15/2026		281	280
Alliant Energy Finance LLC, 5.95%, 03/30/2029 (e)		400	412
Ameren Corp., 5.70%, 12/01/2026		874	886
American Electric Power Co., Inc.,
5.20%, 01/15/2029		350	351
5.70%, 08/15/2025		500	501
Avangrid, Inc., 3.20%, 04/15/2025		537	523
Black Hills Corp., 5.95%, 03/15/2028		137	141
Calpine Corp.,
3.75%, 03/01/2031 (e)		2,605	2,285

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
4.50%, 02/15/2028 (e)		973	923
4.63%, 02/01/2029 (e)		5,335	4,938
5.00%, 02/01/2031 (e)		6,861	6,293
5.13%, 03/15/2028 (e)		10,123	9,716
Chile Electricity Lux MPC Sarl, (Luxembourg), Reg. S, 6.01%, 01/20/2033		2,700	2,722
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		6,400	6,160
Clean Renewable Power Mauritius Pte Ltd., (Mauritius), Reg. S, 4.25%, 03/25/2027		3,350	3,111
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		977	821
4.75%, 03/15/2028 (e)		796	757
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026		497	478
CLP Power Hong Kong Financing Ltd., (British Virgin Islands), Reg. S, 2.13%, 06/30/2030		1,200	1,017
Comision Federal de Electricidad, (Mexico),
6.26%, 02/15/2052 (e)		1,200	1,045
Reg. S, 6.26%, 02/15/2052		200	174
Connecticut Light and Power Co. (The), 4.65%, 01/01/2029		1,000	990
Constellation Energy Generation LLC, 5.60%, 03/01/2028		127	129
ContourGlobal Power Holdings SA, (Luxembourg),
Reg. S, 2.75%, 01/01/2026	EUR	3,610	3,717
Reg. S, 3.13%, 01/01/2028	EUR	2,370	2,372
Diamond II Ltd., (Mauritius),
7.95%, 07/28/2026 (e)		1,000	1,018
Reg. S, 7.95%, 07/28/2026		3,100	3,154
Drax Finco plc, (United Kingdom), Reg. S, 2.63%, 11/01/2025	EUR	11,000	11,494
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		3,981	3,853
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		697	660
EDP - Energias de Portugal SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	3,700	3,832
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	202
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 5.94%, 04/23/2083 (aa)	EUR	4,400	4,958
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.08%), 1.88%, 03/14/2082 (aa)	EUR	8,500	7,884
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	16,200	15,247
5.70%, 05/23/2028 (e)		260	264
Reg. S, (GBP Swap Rate 13 Year + 4.23%), 6.00%, 01/29/2026 (x) (aa)	GBP	600	737
EPH Financing International A/S, (Czech Republic), Reg. S, 6.65%, 11/13/2028	EUR	1,000	1,113
Eskom Holdings SOC Ltd., (South Africa),
Reg. S, 6.35%, 08/10/2028		2,500	2,390
7.13%, 02/11/2025 (e)		500	497
Reg. S, 7.13%, 02/11/2025		1,600	1,590
Reg. S, 8.45%, 08/10/2028		4,500	4,463
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	234
Eversource Energy,
5.00%, 01/01/2027		94	94
5.95%, 02/01/2029		300	309
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		1,036	972
FirstEnergy Corp., 2.05%, 03/01/2025		330	317
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		223	220
India Clean Energy Holdings, (Mauritius), Reg. S, 4.50%, 04/18/2027		1,100	1,008

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
Israel Electric Corp. Ltd., (Israel), Reg. S, 4.25%, 08/14/2028 (e)		4,500	4,172
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)		1,018	1,018
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		4,025	3,560
Liberty Utilities Co., 5.58%, 01/31/2029 (e)		557	560
LLPL Capital Pte Ltd., (Singapore), Reg. S, 6.88%, 02/04/2039		2,168	2,163
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		4,370	4,148
Mong Duong Finance Holdings BV, (Netherlands),
Reg. S, 5.13%, 05/07/2029		7,507	7,154
MVM Energetika Zrt, (Hungary), Reg. S, 7.50%, 06/09/2028		2,800	2,911
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		91	93
Naturgy Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	300	302
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025		154	155
NextEra Energy Operating Partners LP,
3.88%, 10/15/2026 (e)		671	626
7.25%, 01/15/2029 (e)		753	770
NGG Finance plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 2.53%), 2.13%, 09/05/2082 (aa)	EUR	9,431	9,334
Reg. S, (GBP Swap Rate 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	GBP	5,040	6,297
NRG Energy, Inc.,
3.38%, 02/15/2029 (e)		750	666
3.63%, 02/15/2031 (e)		3,485	3,004
3.75%, 06/15/2024 (e)		500	497
3.88%, 02/15/2032 (e)		2,950	2,528
5.25%, 06/15/2029 (e)		1,204	1,153
5.75%, 01/15/2028		3,025	3,008
6.63%, 01/15/2027		538	539
7.00%, 03/15/2033 (e)		920	982
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		4,709	5,049
Orsted A/S, (Denmark),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.95%), 1.75%, 12/09/3019 (aa)	EUR	3,110	3,022
Reg. S, (UK Gilts 5 Year + 2.14%), 2.50%, 02/18/3021 (aa)	GBP	2,134	1,948
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		529	508
3.30%, 12/01/2027		270	251
5.45%, 06/15/2027		9	9
6.95%, 03/15/2034		551	604
Palomino Funding Trust I, 7.23%, 05/17/2028 (e)		500	525
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		462	430
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia),
Reg. S, 4.00%, 06/30/2050		3,000	2,231
Reg. S, 4.13%, 05/15/2027		1,400	1,349
Reg. S, 5.25%, 10/24/2042		1,400	1,289
PG&E Corp., 5.25%, 07/01/2030		926	881
Pike Corp., 8.63%, 01/31/2031 (e)		402	427
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027		123	126
Puget Energy, Inc., 3.65%, 05/15/2025		300	293
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		8,800	8,057

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Electric — continued
SMC Global Power Holdings Corp., (Philippines), Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		10,150	9,778
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		4,703	4,719
System Energy Resources, Inc., 6.00%, 04/15/2028		832	849
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)		606	648
TransAlta Corp., (Canada), 7.75%, 11/15/2029		772	802
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		6,222	6,160
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		1,975	2,018
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		2,775	2,755
3.70%, 01/30/2027 (e)		279	265
4.38%, 05/01/2029 (e)		8,750	8,106
4.88%, 05/13/2024 (e)		495	494
5.00%, 07/31/2027 (e)		4,240	4,106
5.50%, 09/01/2026 (e)		835	822
5.63%, 02/15/2027 (e)		2,403	2,366
6.95%, 10/15/2033 (e)		961	1,026
7.75%, 10/15/2031 (e)		1,839	1,926
WEC Energy Group, Inc., 5.60%, 09/12/2026		125	126

			256,334

Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		1,280	1,281
5.88%, 08/20/2026		1,125	1,123
9.38%, 06/01/2028 (e)		1,344	1,392
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		696	676
China Oil & Gas Group Ltd., (Bermuda), Reg. S, 4.70%, 06/30/2026		200	170
National Fuel Gas Co.,
5.50%, 01/15/2026		289	289
5.50%, 10/01/2026		679	679
NiSource, Inc., 5.25%, 03/30/2028		47	47
Southwest Gas Corp., 5.45%, 03/23/2028		100	102
Spire, Inc., 5.30%, 03/01/2026		958	957
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	100	97

			6,813

Water — 0.2%
Thames Water Utilities Finance plc, (United Kingdom), Reg. S, 4.00%, 04/18/2027	EUR	100	102
Veolia Environnement SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 2.84%), 2.50%, 01/20/2029 (x) (aa)	EUR	8,000	7,750
Reg. S, (EUR Swap Rate 5 Year + 2.82%), 5.99%, 11/22/2028 (x) (aa)	EUR	7,600	8,568

			16,420

Total Utilities			279,567

Total Corporate Bonds (Cost $5,736,952)			5,746,542

Foreign Government Securities — 8.4%
Abu Dhabi Government International Bond, (United Arab Emirates), Reg. S, 3.88%, 04/16/2050		2,000	1,595

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Angolan Government International Bond, (Angola),
Reg. S, 8.00%, 11/26/2029		7,700	7,161
Reg. S, 9.38%, 05/08/2048		3,800	3,272
Reg. S, 9.50%, 11/12/2025		3,200	3,249
Argentine Republic Government International Bond, (Argentina), SUB, 3.50%, 07/09/2041		29,100	11,733
Bahrain Government International Bond, (Bahrain),
Reg. S, 4.25%, 01/25/2028		7,700	7,172
Reg. S, 5.63%, 09/30/2031		3,000	2,824
Bank Gospodarstwa Krajowego, (Poland), Reg. S, 6.25%, 10/31/2028		5,600	5,824
Benin Government International Bond, (Benin), Reg. S, 7.96%, 02/13/2038		2,000	1,945
Brazilian Government International Bond, (Brazil),
4.75%, 01/14/2050		800	598
6.13%, 03/15/2034		2,750	2,720
7.13%, 05/13/2054		5,850	5,888
Bulgaria Government International Bond, (Bulgaria), Reg. S, 4.88%, 05/13/2036	EUR	1,200	1,405
Chile Government International Bond, (Chile),
4.85%, 01/22/2029		15,800	15,696
4.95%, 01/05/2036		2,700	2,611
5.33%, 01/05/2054		1,400	1,344
Colombia Government International Bond, (Colombia),
3.88%, 04/25/2027		2,300	2,165
5.00%, 06/15/2045		4,700	3,400
5.63%, 02/26/2044		8,100	6,432
7.50%, 02/02/2034		5,300	5,406
Costa Rica Government International Bond, (Costa Rica),
Reg. S, 5.63%, 04/30/2043		2,700	2,434
Reg. S, 7.30%, 11/13/2054		2,100	2,228
Dominican Republic International Bond, (Dominican Republic),
Reg. S, 4.50%, 01/30/2030		600	546
Reg. S, 5.50%, 01/27/2025		6,500	6,451
Reg. S, 5.95%, 01/25/2027		5,000	4,974
Reg. S, 6.00%, 02/22/2033		10,700	10,384
Reg. S, 6.85%, 01/27/2045		4,100	4,058
Reg. S, 6.88%, 01/29/2026		1,900	1,917
Ecuador Government International Bond, (Ecuador),
Reg. S, SUB, 2.50%, 07/31/2040		7,600	3,685
Reg. S, SUB, 3.50%, 07/31/2035		8,500	4,461
Reg. S, SUB, 6.00%, 07/31/2030		4,630	3,137
Egypt Government International Bond, (Egypt),
Reg. S, 3.88%, 02/16/2026		2,600	2,389
Reg. S, 4.75%, 04/16/2026	EUR	9,200	9,305
Reg. S, 5.75%, 05/29/2024		2,000	1,991
Reg. S, 5.88%, 02/16/2031		3,000	2,396
Reg. S, 6.38%, 04/11/2031	EUR	9,600	8,561
Reg. S, 7.50%, 02/16/2061		2,000	1,434
El Salvador Government International Bond, (El Salvador),
Reg. S, 5.88%, 01/30/2025		200	191
Reg. S, 6.38%, 01/18/2027		400	347
Reg. S, 7.12%, 01/20/2050		2,500	1,713
Reg. S, 7.63%, 09/21/2034		4,500	3,293

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Finance Department Government of Sharjah, (United Arab Emirates), Reg. S, 4.00%, 07/28/2050		2,000	1,314
Gabon Government International Bond, (Gabon), Reg. S, 6.63%, 02/06/2031		1,000	851
Ghana Government International Bond, (Ghana), Reg. S, 10.75%, 10/14/2030		15,200	10,293
Guatemala Government Bond, (Guatemala),
Reg. S, 4.38%, 06/05/2027		7,700	7,372
Reg. S, 5.38%, 04/24/2032		3,000	2,878
Reg. S, 6.60%, 06/13/2036		3,200	3,266
Hungary Government International Bond, (Hungary),
Reg. S, 5.25%, 06/16/2029		3,800	3,754
Reg. S, 5.50%, 03/26/2036		2,700	2,619
Reg. S, 6.75%, 09/25/2052		3,200	3,429
7.63%, 03/29/2041		2,200	2,539
Indonesia Government International Bond, (Indonesia),
Reg. S, 4.75%, 07/18/2047		1,400	1,310
Reg. S, 6.63%, 02/17/2037		2,400	2,709
Iraq International Bond, (Iraq), Reg. S, 5.80%, 01/15/2028		800	753
Israel Government International Bond, (Israel),
5.38%, 03/12/2029		1,200	1,203
5.50%, 03/12/2034		2,400	2,370
5.75%, 03/12/2054		3,100	2,970
Ivory Coast Government International Bond, (Ivory Coast),
Reg. S, 4.88%, 01/30/2032	EUR	1,600	1,484
Reg. S, 5.25%, 03/22/2030	EUR	3,700	3,710
Reg. S, SUB, 5.75%, 12/31/2032		221	210
Reg. S, 6.88%, 10/17/2040	EUR	3,700	3,447
Reg. S, 8.25%, 01/30/2037		700	701
Jordan Government International Bond, (Jordan),
Reg. S, 5.75%, 01/31/2027		4,400	4,246
Reg. S, 7.38%, 10/10/2047		600	528
Korea National Oil Corp., (South Korea),
Reg. S, 4.88%, 04/03/2028		4,100	4,077
4.88%, 04/03/2029 (e) (w)		1,500	1,490
KSA Sukuk Ltd., (Cayman Islands), Reg. S, 5.27%, 10/25/2028		3,300	3,362
Magyar Export-Import Bank Zrt, (Hungary), Reg. S, 6.13%, 12/04/2027		3,800	3,819
Mexican Udibonos, (Mexico), Series S, 4.00%, 08/24/2034	MXN	21,107	1,144
Mexico Government International Bond, (Mexico),
5.00%, 05/07/2029		3,300	3,253
5.75%, 10/12/2110		1,900	1,654
6.00%, 05/07/2036		1,000	1,001
6.40%, 05/07/2054		1,300	1,296
MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.50%, 06/29/2028		5,400	5,482
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		2,000	1,798
Reg. S, 4.45%, 07/07/2031		5,100	4,313
Reg. S, 5.13%, 04/07/2026		4,400	4,241
7.88%, 06/05/2029 (e)		1,000	1,030
Reg. S, 7.88%, 06/05/2029		1,600	1,649
8.65%, 01/19/2028 (e)		4,200	4,423
Reg. S, 8.65%, 01/19/2028		1,400	1,474
Montenegro Government International Bond, (Montenegro), 7.25%, 03/12/2031 (e)		2,500	2,543

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Morocco Government International Bond, (Morocco), Reg. S, 5.50%, 12/11/2042		2,700	2,369
National Bank of Uzbekistan, (Uzbekistan), Reg. S, 4.85%, 10/21/2025		500	482
Nigeria Government International Bond, (Nigeria),
Reg. S, 7.38%, 09/28/2033		8,200	7,006
Reg. S, 7.63%, 11/21/2025		200	199
Reg. S, 8.38%, 03/24/2029		7,200	7,008
North Macedonia Government International Bond, (North Macedonia), Reg. S, 6.96%, 03/13/2027	EUR	2,700	3,044
Oman Government International Bond, (Oman),
Reg. S, 6.25%, 01/25/2031		13,300	13,742
Reg. S, 6.75%, 01/17/2048		3,200	3,272
Pakistan Global Sukuk Programme Co. Ltd. (The), (Pakistan), Reg. S, 7.95%, 01/31/2029		500	434
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		11,500	10,262
Reg. S, 6.88%, 12/05/2027		22,800	19,391
Reg. S, 7.38%, 04/08/2031		11,050	8,668
Reg. S, 8.25%, 04/15/2024		4,500	4,461
Reg. S, 8.25%, 09/30/2025		3,000	2,816
Reg. S, 8.88%, 04/08/2051		6,900	5,180
Panama Government International Bond, (Panama),
3.16%, 01/23/2030		800	671
3.75%, 03/16/2025		10,000	9,772
4.50%, 04/01/2056		10,800	7,193
6.85%, 03/28/2054		1,300	1,199
7.50%, 03/01/2031		1,300	1,360
7.88%, 03/01/2057		900	925
8.00%, 03/01/2038		700	744
8.88%, 09/30/2027		16,400	17,811
Paraguay Government International Bond, (Paraguay),
Reg. S, 5.40%, 03/30/2050		2,100	1,845
Reg. S, 5.85%, 08/21/2033		4,400	4,399
6.00%, 02/09/2036 (e)		400	405
7.90%, 02/09/2031 (e)	PYG	9,789,000	1,368
Peruvian Government International Bond, (Peru),
3.23%, 07/28/2121		3,100	1,772
3.60%, 01/15/2072		4,200	2,777
6.55%, 03/14/2037		8,300	8,982
Philippine Government International Bond, (Philippines),
2.95%, 05/05/2045		2,400	1,671
3.70%, 03/01/2041		2,500	2,057
6.38%, 10/23/2034		1,200	1,322
Qatar Government International Bond, (Qatar),
Reg. S, 4.82%, 03/14/2049		2,000	1,872
Reg. S, 5.10%, 04/23/2048		5,200	5,051
Reg. S, 6.40%, 01/20/2040		2,100	2,372
Republic of Armenia International Bond, (Armenia),
Reg. S, 3.60%, 02/02/2031		1,500	1,215
Reg. S, 3.95%, 09/26/2029		1,600	1,384
Republic of Cameroon International Bond, (Cameroon),
Reg. S, 5.95%, 07/07/2032	EUR	1,900	1,581
Reg. S, 9.50%, 11/19/2025		533	521

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Foreign Government Securities — continued
Republic of Kenya Government International Bond, (Kenya),
Reg. S, 7.00%, 05/22/2027		4,700	4,572
Reg. S, 7.25%, 02/28/2028		3,400	3,239
Reg. S, 8.00%, 05/22/2032		1,600	1,496
9.75%, 02/16/2031 (e)		2,800	2,865
Republic of Poland Government International Bond, (Poland), 5.50%, 04/04/2053		6,700	6,673
Republic of South Africa Government International Bond, (South Africa),
4.85%, 09/30/2029		5,000	4,479
5.75%, 09/30/2049		1,600	1,158
7.30%, 04/20/2052		4,100	3,545
Republic of Uzbekistan International Bond, (Uzbekistan), Reg. S, 3.90%, 10/19/2031		2,500	2,060
Romanian Government International Bond, (Romania),
Reg. S, 2.12%, 07/16/2031	EUR	2,300	2,024
Reg. S, 2.13%, 03/07/2028	EUR	4,800	4,754
Reg. S, 2.63%, 12/02/2040	EUR	3,900	2,866
5.88%, 01/30/2029 (e)		2,224	2,222
Reg. S, 5.88%, 01/30/2029		400	399
Reg. S, 6.13%, 01/22/2044		800	780
Reg. S, 6.38%, 09/18/2033	EUR	2,800	3,229
Reg. S, 6.38%, 01/30/2034		1,300	1,317
6.38%, 01/30/2034 (e)		1,800	1,824
Reg. S, 6.63%, 02/17/2028		1,800	1,854
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 3.25%, 10/22/2030		5,500	4,988
Reg. S, 3.45%, 02/02/2061		5,700	3,783
Reg. S, 3.75%, 01/21/2055		6,000	4,320
Reg. S, 4.38%, 04/16/2029		6,100	5,974
Reg. S, 5.00%, 01/16/2034		3,100	3,080
Reg. S, 5.75%, 01/16/2054		1,800	1,778
Senegal Government International Bond, (Senegal),
Reg. S, 4.75%, 03/13/2028	EUR	900	873
Reg. S, 5.38%, 06/08/2037	EUR	4,200	3,286
Reg. S, 6.25%, 05/23/2033		1,400	1,190
Serbia International Bond, (Serbia),
Reg. S, 2.05%, 09/23/2036	EUR	4,000	3,015
Reg. S, 6.25%, 05/26/2028		4,000	4,077
Reg. S, 6.50%, 09/26/2033		1,000	1,019
Slovenia Government International Bond, (Slovenia), Reg. S, 5.00%, 09/19/2033		2,000	2,003
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)		2,600	1,527
6.20%, 05/11/2027 (d) (e)		15,600	9,164
Reg. S, 6.20%, 05/11/2027 (d)		3,800	2,232
Reg. S, 6.75%, 04/18/2028 (d)		8,700	5,111
Reg. S, 6.85%, 03/14/2024 (d)		15,640	9,189
Reg. S, 6.85%, 11/03/2025 (d)		11,100	6,604
Reg. S, 7.55%, 03/28/2030 (d)		2,000	1,170
Reg. S, 7.85%, 03/14/2029 (d)		4,800	2,820

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Foreign Government Securities — continued
Trinidad & Tobago Government International Bond, (Trinidad and Tobago),
5.95%, 01/14/2031 (e)	1,200	1,203
Reg. S, 5.95%, 01/14/2031	200	201
Tunisian Republic, (Tunisia), Reg. S, 5.75%, 01/30/2025	1,100	1,036
Turkiye Government International Bond, (Turkey),
5.75%, 05/11/2047	4,800	3,639
6.88%, 03/17/2036	7,000	6,590
7.63%, 05/15/2034	6,900	6,911
9.38%, 03/14/2029	3,200	3,477
Turkiye Ihracat Kredi Bankasi A/S, (Turkey), 7.50%, 02/06/2028 (e)	1,000	1,003
Uruguay Government International Bond, (Uruguay),
5.10%, 06/18/2050	3,600	3,484
5.75%, 10/28/2034	2,900	3,058
Uzbekneftegaz JSC, (Uzbekistan), Reg. S, 4.75%, 11/16/2028	2,500	2,092
Vietnam Government International Bond, (Vietnam), Series 30YR, 5.50%, 03/12/2028	216	206

Total Foreign Government Securities (Cost $583,923)		610,402

U.S. Treasury Obligations — 2.5%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2025	836	815
0.25%, 01/15/2025	1,045	1,027
0.50%, 04/15/2024	935	936
U.S. Treasury Notes,
2.50%, 05/31/2024 (ee)	26,140	26,020
2.75%, 04/30/2027 (ff)	740	705
3.50%, 02/15/2033	8,000	7,583
3.75%, 12/31/2028 (ee)	5,300	5,190
4.25%, 01/31/2026	83,222	82,582
4.25%, 02/28/2031	26,850	26,917
4.88%, 11/30/2025	6,937	6,948
5.00%, 09/30/2025	4,026	4,036
5.00%, 10/31/2025	19,500	19,558

Total U.S. Treasury Obligations (Cost $182,953)		182,317

	SHARES
Common Stocks — 0.1%
Basic Materials — 0.0% (g)
Chemicals — 0.0% (g)
Venator Materials plc, (United Kingdom) (a)	4	3,087

Communications — 0.1%
Telecommunications — 0.1%
Digicel Holdings Bermuda Ltd., (Jamaica) (a) (e) (f) (bb) (cc)	856	1,541
Intelsat SA, (Luxembourg) (a) (e) (f)	87	2,256

Total Communications		3,797

Financial — 0.0% (g)
Real Estate — 0.0% (g)
Sunac Services Holdings Ltd., (China), Reg. S (e)	5,839	1,390

Utilities — 0.0% (g)

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — 0.0% (g)
Heritage Power LLC, (a) (f) (bb) (cc)	47	296

Total Common Stocks (Cost $12,232)		8,570

Preferred Stocks — 0.1%
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Digicel Holdings Bermuda Ltd., expiring, (Jamaica) (a) (e) (f) (bb) (cc)	221	2,255

Consumer Cyclical — 0.1%
Retail — 0.1%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (e) (f) (bb) (cc)	6	6,467

Total Preferred Stocks (Cost $8,342)		8,722

	PRINCIPAL AMOUNT ($)
Loan Assignments — 3.1% (o)
Basic Materials — 0.1%
Chemicals — 0.1%
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 4.50%), 9.83%, 11/15/2030 (u) (aa)	3,000	2,894
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 9.71%, 10/04/2029 (aa)	3,222	3,217
Herens Holdco S.a r.l., Facility B (USD), (Luxembourg), (CME Term SOFR 3 Month + 3.93%), 9.33%, 07/03/2028 (aa)	613	576
Venator Materials LLC, First-Out Term Loan, (CME Term SOFR 3 Month + 10.00%), 15.31%, 01/16/2026 (e) (f) (aa)	483	483
Venator Materials LLC, Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.33%, 10/12/2028 (aa)	1,215	1,199

Total Basic Materials		8,369

Communications — 0.6%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (CME Term SOFR 3 Month + 3.50%), 9.09%, 08/21/2026	2,841	2,837

Internet — 0.1%
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.82%, 11/08/2027 (aa)	1,188	1,189
Gen Digital, Inc., Initial Tranche A Term Loan, (CME Term SOFR OPEN Month + 0.00%), 0.00%, 09/10/2027 (u)	987	983
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 11.58%, 02/23/2029 (aa)	758	727
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 9.58%, 05/03/2028 (aa)	4,065	4,037
Proofpoint, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 0.00%, 08/31/2028 (u) (aa)	950	950

		7,886

Media — 0.2%
Charter Communications Operating LLC, Term B-2 Loan, (CME Term SOFR 3 Month + 1.75%), 7.08%, 02/01/2027 (aa)	1,396	1,396
CSC Holdings LLC, 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.83%, 01/18/2028 (aa)	3,000	2,881
Diamond Sports Group LLC, DIP Term Loan, 5.00%, 12/02/2024	1,977	3,220

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Media — continued
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 1 Month + 0.00%), 0.00%, 05/25/2026 (u) (aa)		411	391
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.68%, 08/24/2026 (aa)		4,720	127
DIRECTV Financing LLC, 2024 Refinancing Term B Loan, (CME Term SOFR 1 Month + 5.25%), 10.69%, 08/02/2029 (u) (aa)		2,310	2,306
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 10.44%, 08/02/2027 (u) (aa)		211	211
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 8.69%, 09/25/2026 (aa)		1,289	1,075
Virgin Media Bristol LLC, N Facility, (CME Term SOFR 1 Month + 2.50%), 7.94%, 01/31/2028 (aa)		917	902

			12,509

Telecommunications — 0.2%
Connect Finco Sarl, Term Loan B, (Luxembourg), (CME Term SOFR 3 Month + 4.25%), 0.00%, 09/13/2029 (u) (aa)		557	547
Digicel International Finance Limited, Initial Term Loan (First Lien), (Saint Lucia), (CME Term SOFR 3 Month + 6.75%), 12.06%, 05/25/2027 (aa)		1,645	1,587
Level 3 Financing, Inc., (CME Term SOFR 3 Month + 6.56%), 11.89%, 04/15/2030 (aa)		1,664	1,652
Level 3 Financing, Inc., Term B-1, (CME Term SOFR 3 Month + 6.56%), 11.89%, 04/15/2029 (aa)		1,652	1,640
Lumen Technologies, Inc., Cov-Lite Term Loan, (CME Term SOFR 3 Month + 6.00%), 0.00%, 06/01/2028 (u) (aa)		363	305
Lumen Technologies, Inc., Term B-1 Loan, (CME Term SOFR 1 Month + 2.35%), 7.79%, 04/15/2029 (aa)		13	9
Lumen Technologies, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 2.35%), 7.79%, 04/15/2030 (aa)		13	10
Odido Holding BV, Facility B Loan, (Netherlands), (EURIBOR 3 Month + 3.80%), 7.70%, 03/30/2029 (aa)	EUR	6,910	7,431
ViaSat, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.93%, 05/30/2030 (aa)		868	841
Xplore, Inc., Initial Term Loan (Second Lien), (Canada), (CME Term SOFR 3 Month + 7.00%), 12.61%, 10/01/2029 (aa)		1,300	260
Xplore, Inc., Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 3 Month + 4.00%), 9.57%, 10/02/2028 (aa)		3,232	1,463
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.44%, 03/09/2027 (aa)		37	32

			15,777

Total Communications			39,009

Consumer Cyclical — 0.2%
Airlines — 0.0% (g)
AAdvantage Loyalty IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 4.75%), 10.33%, 04/20/2028 (aa)		1,725	1,789
Mileage Plus Holdings LLC, Initial Term Loan, (CME Term SOFR 3 Month + 5.25%), 10.73%, 06/21/2027 (aa)		49	50

			1,839

Auto Parts & Equipment — 0.0% (g)
Tenneco, Inc., Term A Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.17%, 11/17/2028 (aa)		893	834

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Auto Parts & Equipment — continued
Tenneco, Inc., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.17%, 11/17/2028 (aa)		584	549

			1,383

Commercial Services — 0.0% (g)
OMNIA Partners LLC, Initial Term Loan (2024), (CME Term SOFR 3 Month + 3.75%), 9.07%, 07/25/2030 (u) (aa)		8	8

Cosmetics/Personal Care — 0.0% (g)
KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan, (Canada), (CME Term SOFR 1 Month + 5.00%), 10.33%, 08/15/2028 (aa)		838	839

Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 0.00%, 12/11/2028 (u) (aa)		744	744
Parts Europe, Facility B, (France), (EURIBOR 6 Month + 0.00%), 0.00%, 02/03/2031	EUR	3,000	3,228

			3,972

Entertainment — 0.0% (g)
Motion Acquisition Limited, Facility B (USD) Loan, (United Kingdom), (CME Term SOFR 1 Month + 3.50%), 0.00%, 11/12/2029 (u) (aa)		1,055	1,053

Lodging — 0.0% (g)
Resorts World Las Vegas LLC, Term A Facility Loan, (CME Term SOFR 1 Month + 1.50%), 6.83%, 04/16/2024 (aa)		500	499
Wyndham Hotels & Resorts, Inc., 2022 Term A Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 04/08/2027 (aa)		292	291

			790

Retail — 0.1%
Carrols Restaurant Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.68%, 04/30/2026 (aa)		650	650
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.31%, 01/29/2031 (aa)		502	504
Great Outdoors Group LLC, Term B-2 Loan, (CME Term SOFR 1 Month + 3.75%), 9.19%, 03/06/2028 (aa)		2,450	2,449
Pilot Travel Centers LLC, open, (EURIBOR 6 Month + 0.00%), 0.00%, 01/01/2500 (u)		117	117
SRS Distribution, Inc., 2021 Refinancing Term Loan, (CME Term SOFR OPEN Month + 0.00%), 0.00%, 06/02/2028 (u)		357	359
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/2027 (aa)		318	319

			4,398

Total Consumer Cyclical			14,282

Consumer Non-cyclical — 0.5%
Beverages — 0.0% (g)
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 11.40%, 01/24/2030 (aa)		111	90
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.66%, 01/24/2029 (aa)		800	746

			836

Biotechnology — 0.1%
Cooper Consumer Health, Incremental Facility B2, (France), (EURIBOR 6 Month + 0.00%), 0.00%, 11/06/2028	EUR	3,775	4,060

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Commercial Services — 0.2%
CoreLogic, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.94%, 06/02/2028 (aa)		747	728
Groundworks LLC, Delayed Draw Term Loan, (CME Term SOFR 1 Month + 3.50%), 0.00%, 03/14/2031 (u) (aa)		149	149
Groundworks LLC, Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 0.00%, 03/14/2031 (u) (aa)		809	808
PECF USS Intermediate Holding III Corp., Initial Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.82%, 12/15/2028 (aa)		426	323
PG Investment Co. 59 S.a r.l., Term Loan B, (Luxembourg), (CME Term SOFR 3 Month + 3.50%), 0.00%, 02/24/2031 (u) (aa)		1,664	1,666
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 1 Month + 3.50%), 8.94%, 12/17/2027 (aa)		250	211
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 8.94%, 12/17/2027 (aa)		395	333
Verscend Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 4.00%), 9.44%, 08/27/2025 (aa)		4,147	4,147
Wand Newco 3, Inc., 2024 Refinancing Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.08%, 01/30/2031 (aa)		4,646	4,657

			13,022

Food — 0.0% (g)
Froneri International Limited, Facility B1 (First Lien), (United Kingdom), (EURIBOR 6 Month + 2.13%), 5.99%, 01/29/2027 (aa)	EUR	1,840	1,967
US Foods, Inc., Incremental B-2019 Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.44%, 09/13/2026 (aa)		224	224

			2,191

Healthcare—Products — 0.0% (g)
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.25%), 8.68%, 05/10/2027 (aa)		4,193	4,139

Healthcare—Services — 0.1%
DaVita, Inc., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.19%, 08/12/2026 (u) (aa)		736	736
Cidron Atrium SE, Facility B1 (First Lien), (Germany), (EURIBOR 6 Month + 0.00%), 0.00%, 05/22/2028	EUR	2,000	2,081
LifePoint Health, Inc., 2023 Refinancing Term Loan, (CME Term SOFR 3 Month + 5.50%), 11.09%, 11/16/2028 (aa)		555	556
Parexel International, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.69%, 11/15/2028 (aa)		543	544
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 13.68%, 04/29/2025 (aa)		618	371
Star Parent, Inc., Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.31%, 09/27/2030 (aa)		1,686	1,675
Surgery Center Holdings, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.83%, 12/19/2030 (aa)		449	451

			6,414

Pharmaceuticals — 0.1%
Elanco Animal Health Incorporated, (CME Term SOFR 1 Month + 1.75%), 7.18%, 08/01/2027 (aa)		426	424
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.41%, 10/01/2027 (aa)		3,062	2,922

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Pharmaceuticals — continued
Nidda Healthcare Holding GmbH, Facility F (EUR), (Germany), (EURIBOR 3 Month + 3.50%), 7.45%, 08/21/2026 (aa)	EUR	1,500	1,606

			4,952

Total Consumer Non-cyclical			35,614

Diversified — 0.0% (g)
Holding Companies—Diversified — 0.0% (g)
GN Loanco LLC, Term B Loan, (CME Term SOFR 1 Month + 4.50%), 9.83%, 12/19/2030 (aa)		1,753	1,726

Energy — 0.1%
Pipelines — 0.1%
Buckeye Partners, L.P., 2024 Tranche B-3 Term Loan, (CME Term SOFR 1 Month + 2.00%), 7.33%, 11/01/2026 (u) (aa)		587	588
NGL Energy Operating LLC, Initial Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.83%, 02/03/2031 (aa)		1,011	1,013
New Fortress Energy, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 5.00%), 10.32%, 10/30/2028 (u) (aa)		4,485	4,496

			6,097

Financial — 0.3%
Diversified Financial Services — 0.1%
Avolon TLB Borrower 1, Term B-6 Loan, (CME Term SOFR 1 Month + 2.00%), 7.33%, 06/22/2028 (aa)		600	600
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 3 Month + 6.75%), 12.32%, 04/07/2028 (aa)		763	760
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 9.06%, 04/09/2027 (aa)		1,011	1,006
FleetCor Technologies Operating Co. LLC, Term B-4 Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 04/28/2028 (u) (aa)		947	946
Jane Street Group LLC, 2024 Repricing Term Loan, (CME Term SOFR 1 Month + 2.50%), 7.94%, 01/26/2028 (aa)		700	700
LPL Holdings, Inc., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 11/12/2026 (aa)		223	223
NFP Corp., (CME Term SOFR 1 Month + 3.25%), 8.69%, 02/16/2027 (aa)		424	424
Osaic Holdings, Inc., Term B-2 Loan, (CME Term SOFR 1 Month + 4.50%), 9.83%, 08/17/2028 (u) (aa)		1	1
Setanta Aircraft Leasing DAC, Loan, (Ireland), (CME Term SOFR 3 Month + 2.00%), 7.61%, 11/05/2028 (aa)		237	238

			4,898

Insurance — 0.2%
Acrisure LLC, 2021-1 Additional Term Loan (First Lien), (Syn LIBOR 1 Month + 3.75%), 9.19%, 02/15/2027 (aa)		970	969
Alliant Holdings Intermediate LLC, TLB-6 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.83%, 11/06/2030 (aa)		173	174
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.69%, 01/20/2029 (aa)		1,475	1,314
Truist Insurance Holdings LLC, Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.00%), 0.00%, 03/08/2032 (u) (aa)		8,000	8,040
Truist Insurance Holdings LLC, Term Loan B, (CME Term SOFR 3 Month + 3.25%), 0.00%, 03/24/2031 (u) (aa)		3,340	3,334

			13,831

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Investment Companies — 0.0% (g)
WEC US Holdings Ltd., Initial Term Loan, (CME Term SOFR 1 Month + 2.75%), 8.08%, 01/27/2031 (aa)	794	793

REITS — 0.0% (g)
Invitation Homes Operating Partnership LP, Term Loan A, (CME Term SOFR 1 Month + 1.00%), 6.43%, 01/31/2025 (aa)	837	827

Total Financial		20,349

Industrial — 0.4%
Aerospace/Defense — 0.0% (g)
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1 Loan, (CME Term SOFR 3 Month + 3.50%), 0.00%, 08/24/2028 (u) (aa)	556	557
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2 Loan, (CME Term SOFR 1 Month + 3.50%), 0.00%, 08/24/2028 (u) (aa)	214	214
Kaman Corp., Term Loan, (CME Term SOFR 3 Month + 4.00%), 0.00%, 03/27/2031 (u) (aa)	824	824

		1,595

Building Materials — 0.0% (g)
Chariot Buyer LLC, Amendment No. 2 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.08%, 11/03/2028 (aa)	900	901

Electronics — 0.0% (g)
Indicor LLC, Tranche B Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.30%, 11/22/2029 (aa)	237	238

Engineering & Construction — 0.1%
Apple Bidco LLC, Amendment No. 3 Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.83%, 09/22/2028 (aa)	455	456
Brand Industrial Services, Inc., Tranche B Term Loan, (CME Term SOFR 3 Month + 5.50%), 10.81%, 08/01/2030 (u) (aa)	5,001	5,018
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 3.00%), 8.32%, 07/02/2029 (aa)	377	377
Chromalloy Corp., Term Loan, (CME Term SOFR 3 Month + 3.75%), 0.00%, 03/21/2031 (u) (aa)	1,949	1,941

		7,792

Machinery—Diversified — 0.2%
CD&R Hydra Buyer, Inc., First Refinancing Term Loan, (CME Term SOFR 3 Month + 4.00%), 0.00%, 03/25/2031 (u) (aa)	1,435	1,438
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (CME Term SOFR 1 Month + 3.00%), 8.44%, 03/28/2025 (aa)	5,070	5,063
Husky Injection Molding Systems Ltd., Term Loan B, (Canada), (CME Term SOFR 3 Month + 5.25%), 0.00%, 02/01/2029 (u) (aa)	1,539	1,542
SPX Flow, Inc., Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.93%, 04/05/2029 (aa)	1,527	1,533
TK Elevator Midco GmbH, Facility B2 (USD), (Germany), (CME Term SOFR 3 Month + 3.50%), 0.00%, 04/30/2030 (u) (aa)	5,399	5,415

		14,991

Packaging & Containers — 0.1% (g)
Berry Global, Inc., Term AA Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 07/01/2029 (aa)	750	750
Berry Global, Inc., Term Z Loan, (CME Term SOFR 1 Month + 1.75%), 7.18%, 07/01/2026 (u) (aa)	530	532
Iris Holding, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.75%), 10.16%, 06/28/2028 (aa)	1,221	1,166

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Loan Assignments — continued
Packaging & Containers — continued
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan Retired 04/01/2024, (CME Term SOFR 3 Month + 4.50%), 9.81%, 09/15/2028 (aa)		581	581

			3,029

Transportation — 0.0% (g)
Genesee & Wyoming, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 2.00%), 7.45%, 12/30/2026 (u) (aa)		849	849

Total Industrial			29,395

Technology — 0.9%
Computers — 0.2%
Atlas CC Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.85%, 05/25/2028 (aa)		540	504
Atlas CC Acquisition Corp., Term C Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.85%, 05/25/2028 (aa)		110	103
Magenta Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 5.00%), 10.57%, 07/27/2028 (u) (aa)		9	6
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.18%, 03/01/2029 (u) (aa)		2,903	2,894
McAfee Corp., Tranche B-2 Term Loan, (EURIBOR 6 Month + 0.00%), 0.00%, 03/01/2029	EUR	5,510	5,814
NCR Atleos LLC, Term B Loan, (CME Term SOFR 3 Month + 4.75%), 10.16%, 03/27/2029 (aa)		1,600	1,607
Peraton Corp., Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 9.18%, 02/01/2028 (u) (aa)		3,291	3,285
Peraton Corp., Term B-1 Loan (Second Lien), (CME Term SOFR 3 Month + 7.75%), 13.18%, 02/01/2029 (aa)		1,199	1,201

			15,414

Software — 0.7%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.93%, 12/11/2028 (aa)		2,038	2,024
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 11.18%, 12/10/2029 (aa)		458	450
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.25%), 8.58%, 02/15/2029 (aa)		10,117	10,007
Boxer Parent Co., Inc., 2028 Extended Dollar Term Loan, (CME Term SOFR 1 Month + 4.25%), 9.58%, 12/29/2028 (aa)		2,573	2,588
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 0.00%, 03/30/2029 (u) (aa)		2,065	2,054
Cloud Software Group, Inc., Third Amendment Term Loan, (CME Term SOFR 1 Month + 4.50%), 0.00%, 03/21/2031 (u) (aa)		2,383	2,367
Cotiviti Holdings, Inc., Fixed Rate Term Loan, (FIXED 3 Month + 0.00%), 0.00%, 02/21/2031 (u) (aa)		17,063	17,084
Ellucian Holdings, Inc., Term B-1 Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 0.00%, 10/09/2029 (u) (aa)		1,208	1,212
Genesys Cloud Services Holdings I LLC, 2024 Incremental Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 0.00%, 12/01/2027 (u) (aa)		1,157	1,161
Planview Parent, Inc., Closing Date Loan (Second Lien), (CME Term SOFR 3 Month + 7.25%), 12.65%, 12/18/2028 (aa)		180	174
Polaris Newco LLC, Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.57%, 06/02/2028 (aa)		2,049	2,028
Project Alpha Intermediate Holding, Inc., Initial Term Loan, (CME Term SOFR 3 Month + 4.75%), 10.06%, 10/28/2030 (aa)		183	184
RealPage, Inc., Initial Loan (Second Lien), (CME Term SOFR 1 Month + 6.50%), 11.94%, 04/23/2029 (aa)		918	908
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 8.44%, 04/24/2028 (aa)		2,906	2,826
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 10.69%, 07/14/2028 (aa)		1,831	1,630

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Loan Assignments — continued
Software — continued
Sovos Compliance LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 9.94%, 08/11/2028 (aa)	1,007	997
SS&C Technologies Holdings, Inc., Term B-3 Loan, (CME Term SOFR OPEN Month + 0.00%), 0.00%, 04/16/2025 (u)	512	512
SS&C Technologies Holdings, Inc., Term B-4 Loan, (CME Term SOFR OPEN Month + 0.00%), 0.00%, 04/16/2025 (u)	484	484
UKG, Inc., 2021 Incremental Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 10.68%, 05/03/2027 (aa)	1,367	1,377

		50,067

Total Technology		65,481

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Corp., 2024 Term Loan (05/15), (CME Term SOFR OPEN Month + 2.00%), 0.00%, 12/16/2027 (u)	830	829
Heritage Power LLC, Term Loan, (CME Term SOFR 3 Month + 5.50%), 10.81%, 07/20/2028 (aa)	156	148

		977

Total Loan Assignments (Cost $222,667)		221,299

Short-Term Investments — 3.9%
Commercial Papers — 0.2%
Brookfield Infrastructure Holdings Canada, Inc., (Canada), 6.08%, 05/02/2024 (n)	3,000	2,984
Canadian Tire Corp. Ltd., (Canada), 5.79%, 04/09/2024 (n)	2,000	1,996
CommonSpirit Health, 6.03%, 04/02/2024 (n)	4,000	3,997
Entergy Corp., 5.56%, 04/18/2024 (e) (n)	2,250	2,243
Jabil, Inc., 5.95%, 04/01/2024 (e) (n)	2,000	1,998
Walgreens Boots Alliance, Inc.,
6.44%, 04/18/2024 (e) (n)	1,060	1,056
6.44%, 04/05/2024 (e) (n)	1,542	1,540

Total Commercial Papers		15,814

Time Deposits — 2.8%
Australia & New Zealand Banking Group Ltd., 4.68%, 03/29/2024	499	499
Barclays SA, 4.68%, 03/29/2024	17,698	17,698
BNP Paribas SA,
0.52%, 04/02/2024	CHF 1	1
3.79%, 04/01/2024	CAD 1	1
Brown Brothers Harriman, 2.36%, 04/02/2024	HKD 229	29
Citibank NA,
2.85%, 04/02/2024	EUR 11,177	12,058
4.68%, 03/29/2024	3,957	3,957
Royal Bank of Canada,
4.15%, 04/02/2024	GBP 12,777	16,127
4.68%, 03/29/2024	53,853	53,853
Sumitomo Mitsui Banking Corp.,
(0.25%), 03/29/2024	JPY 6,898	46
4.68%, 03/29/2024 (c)	4,773	4,773
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024	89,224	89,224

Total Time Deposits		198,266

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Short-Term Investments — continued
U.S. Treasury Obligations — 0.9%
U.S. Treasury Bills,
5.30%, 04/30/2024 (n) (ii)	17,512	17,438
5.30%, 05/02/2024 (n)	17,000	16,923
5.29%, 05/16/2024 (n) (ee)	1,046	1,039
5.30%, 06/06/2024 (n)	17,000	16,837
5.29%, 06/20/2024 (n) (ii)	72	71
5.29%, 06/27/2024 (n)	400	395
5.30%, 07/09/2024 (n)	13,200	13,012

Total U.S. Treasury Obligations		65,715

Total Short-Term Investments (Cost $279,803)		279,795

Total Investments — 99.9% (Cost - $7,214,552)*		7,240,902
Other Assets in Excess of Liabilities — 0.1%		6,703

NET ASSETS — 100.0%		$7,247,605

Percentages indicated are based on net assets.

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro Schatz	2	06/2024	EUR	228	— (h)
U.S. Treasury 2 Year Note	523	06/2024	USD	107,085	(139)
U.S. Treasury 5 Year Note	630	06/2024	USD	67,332	88
U.S. Treasury Long Bond	39	06/2024	USD	4,615	82
U.S. Ultra Treasury 10 Year Note	20	06/2024	USD	2,270	22

					53

Short Contracts
Euro BOBL	(1)	06/2024	EUR	(127)	(—) (h)
U.S. Treasury 10 Year Note	(97)	06/2024	USD	(10,825)	77
U.S. Treasury 2 Year Note	(40)	06/2024	USD	(8,184)	5
U.S. Treasury 5 Year Note	(299)	06/2024	USD	(31,929)	(69)
U.S. Treasury Ultra Bond	(26)	06/2024	USD	(3,290)	(64)

					(51)

Total unrealized appreciation (depreciation)					2

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	6	BRL	29	Citibank, NA	04/02/2024	—	(h)
USD	7,144	BRL	35,828	Citibank, NA	04/02/2024	1
USD	901	EUR	823	Bank of America, NA	04/02/2024	13
USD	51,858	EUR	47,883	Bank of America, NA	04/02/2024	200
USD	218	EUR	199	Barclays Bank plc	04/02/2024	3
USD	4,012	EUR	3,704	Morgan Stanley & Co.	04/02/2024	16
USD	170	GBP	133	Morgan Stanley & Co.	04/02/2024	2
USD	279	GBP	219	Morgan Stanley & Co.	04/02/2024	3
USD	72,993	EUR	66,700	Citibank, NA	04/17/2024	991
USD	4,763	EUR	4,400	Citibank, NA	04/17/2024	13
USD	4,930	EUR	4,547	Citibank, NA	04/17/2024	21
USD	7,044	EUR	6,500	Citibank, NA	04/17/2024	28
USD	14,657	EUR	13,500	Citibank, NA	04/17/2024	84
USD	1,517	EUR	1,400	Citibank, NA	04/17/2024	6
USD	6,937	EUR	6,400	Citibank, NA	04/17/2024	28
USD	192,240	EUR	178,000	Citibank, NA	04/17/2024	90
USD	12,820	EUR	11,800	Citibank, NA	04/17/2024	82
USD	14,901	EUR	13,800	Citibank, NA	04/17/2024	4
USD	98,845	EUR	90,500	Citibank, NA	04/17/2024	1,151
USD	85,062	EUR	78,000	Citibank, NA	04/17/2024	861
USD	31,503	EUR	29,000	Citibank, NA	04/17/2024	198
USD	5,415	EUR	5,000	Citibank, NA	04/17/2024	17
USD	765	EUR	700	Citibank, NA	04/17/2024	10
USD	4,105	EUR	3,743	Citibank, NA	04/17/2024	64
USD	1,634	EUR	1,500	Citibank, NA	04/17/2024	14
USD	1,413	EUR	1,300	Citibank, NA	04/17/2024	10
USD	29,559	EUR	27,000	Citibank, NA	04/17/2024	412
USD	13,700	EUR	12,600	Citibank, NA	04/17/2024	99
USD	3,357	EUR	3,072	Citibank, NA	04/17/2024	41
USD	98,193	EUR	90,900	Citibank, NA	04/17/2024	67
USD	19,443	EUR	18,000	Citibank, NA	04/17/2024	12
USD	86,725	EUR	80,000	Citibank, NA	04/17/2024	365
USD	4,356	EUR	4,000	Citibank, NA	04/17/2024	38
USD	119,593	EUR	110,000	Citibank, NA	04/17/2024	848
USD	97,855	EUR	90,000	Citibank, NA	04/17/2024	701
USD	123,340	EUR	113,000	Citibank, NA	04/17/2024	1,357
USD	8,687	EUR	8,000	Citibank, NA	04/17/2024	50
USD	2,560	EUR	2,340	Citibank, NA	04/17/2024	33
USD	10,197	GBP	8,000	Citibank, NA	04/17/2024	99
USD	11,501	GBP	9,100	Citibank, NA	04/17/2024	15
USD	1,280	GBP	1,000	Citibank, NA	04/17/2024	17
USD	7,046	GBP	5,500	Citibank, NA	04/17/2024	104
USD	7,658	GBP	6,000	Citibank, NA	04/17/2024	84
USD	2,569	GBP	2,000	Citibank, NA	04/17/2024	45
USD	34,247	GBP	27,000	Citibank, NA	04/17/2024	167
USD	3,334	GBP	2,639	Citibank, NA	04/17/2024	3
USD	36,968	GBP	29,000	Citibank, NA	04/17/2024	363
USD	34,379	GBP	27,000	Citibank, NA	04/17/2024	299
USD	12,621	GBP	9,900	Citibank, NA	04/17/2024	125

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024 (continued):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	3,813	GBP	3,000	Citibank, NA	04/17/2024	26
USD	8,882	GBP	7,000	Citibank, NA	04/17/2024	46
USD	8,863	GBP	7,000	Citibank, NA	04/17/2024	27
USD	57,003	EUR	52,609	Morgan Stanley & Co.	05/02/2024	177
USD	445	GBP	352	Barclays Bank plc	05/02/2024	1
BRL	35,943	USD	7,144	Citibank, NA	05/03/2024	— (h)
COP	13,510,022	USD	3,390	Citibank, NA	06/20/2024	59
USD	56,806	EUR	51,946	UBS AG LONDON	06/20/2024	582
USD	358	EUR	328	UBS AG LONDON	06/20/2024	3
USD	11,290	GBP	8,863	Barclays Bank plc	06/20/2024	99
USD	363	GBP	287	BNP Paribas	06/20/2024	— (h)
USD	118	GBP	93	Morgan Stanley & Co.	06/20/2024	1
USD	231	GBP	181	Morgan Stanley & Co.	06/20/2024	2

Total unrealized appreciation						10,277

BRL	35,857	USD	7,195	Citibank, NA	04/02/2024	(45)
EUR	52,609	USD	56,933	Morgan Stanley & Co.	04/02/2024	(176)
USD	62,429	EUR	58,000	Citibank, NA	04/17/2024	(181)
USD	2,260	EUR	2,100	Citibank, NA	04/17/2024	(7)
USD	17,258	EUR	16,000	Citibank, NA	04/17/2024	(14)
EUR	6,336	USD	6,870	Citibank, NA	04/17/2024	(30)
EUR	5,822	USD	6,338	Citibank, NA	04/17/2024	(54)
USD	20,497	EUR	19,000	Citibank, NA	04/17/2024	(14)
USD	89,571	EUR	83,000	Citibank, NA	04/17/2024	(27)
USD	6,677	GBP	5,300	Citibank, NA	04/17/2024	(13)
USD	1,640	GBP	1,300	Citibank, NA	04/17/2024	(1)
USD	23,970	GBP	19,000	Citibank, NA	04/17/2024	(13)
USD	13,241	GBP	10,500	Citibank, NA	04/17/2024	(12)
USD	13,848	GBP	11,000	Citibank, NA	04/17/2024	(37)
USD	6,278	GBP	5,000	Citibank, NA	04/17/2024	(33)
USD	1,169	MXN	19,619	Morgan Stanley & Co.	04/19/2024	(8)
BRL	3,861	USD	771	Citibank, NA	05/03/2024	(4)
TRY	248,118	USD	7,225	Barclays Bank plc	05/22/2024	(6)
INR	297,711	USD	3,583	Morgan Stanley & Co.	06/20/2024	(22)

Total unrealized depreciation						(697)

Net unrealized appreciation (depreciation)						9,580

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Centrally Cleared Interest Rate Swap contracts outstanding as of March 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
BRL-CDI	9.84% maturity	Pay	01/04/2027	BRL	85,200	—	(119)	(119)
EURIBOR 6 Month	2.75% annually	Pay	09/18/2034	EUR	7,500	168	(7)	161
EURIBOR 6 Month	2.50% annually	Receive	09/18/2054	EUR	3,100	(161)	11	(150)
SONIA Interest Rate Benchmark	4.00% annually	Pay	09/18/2029	GBP	19,300	389	11	400
SONIA Interest Rate Benchmark	3.75% annually	Pay	09/18/2034	GBP	7,000	123	(2)	121
United States SOFR	4.25% annually	Pay	12/20/2025	USD	13,700	(148)	9	(139)
United States SOFR	1.00% annually	Receive	06/15/2027	USD	3,300	(387)	(42)	(429)
United States SOFR	3.75% annually	Receive	06/20/2029	USD	4,800	(26)	57	31
United States SOFR	3.75% annually	Receive	06/20/2029	USD	26,400	98	74	172
United States SOFR	3.50% annually	Pay	12/20/2030	USD	27,100	(997)	220	(777)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	16,300	(6)	(50)	(56)
United States SOFR	3.75% annually	Pay	06/20/2034	USD	13,400	(240)	286	46
United States SOFR	3.75% annually	Pay	06/20/2034	USD	1,300	12	(16)	(4)
United States SOFR	3.25% annually	Pay	12/20/2053	USD	6,300	589	(133)	456
United States SOFR	3.50% annually	Pay	06/20/2054	USD	17,600	(417)	142	(275)

Total						(1,003)	441	(562)

(a)	Value of floating rate index as of March 31, 2024 was as follows:

FLOATING RATE INDEX
BRL-CDI	1.01%
EURIBOR 6 Month	3.85%
SONIA Interest Rate Benchmark	5.19%
United States SOFR	5.34%

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)		VALUE ($)
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2026	1.10	EUR	10	1	(—)	(h)	1
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2027	1.44	EUR	70	2	6		8
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Barclays Bank plc	06/20/2027	1.44	EUR	49	2	4		6
State of Israel, 2.88%, 03/16/2026	1.00%	quarterly	Citibank, NA	06/20/2027	0.90	USD	4,600	(27)	41		14
Vietnam Government International Bond, 4.80%, 11/19/2024	1.00%	quarterly	Citibank, NA	12/20/2027	0.97	USD	4,300	(124)	131		7
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	quarterly	Bank of America, NA	12/20/2027	6.78	EUR	200	(50)	39		(11)
Forvia SA, Reg. S, 3.13%, 06/15/2026	5.00%	quarterly	Barclays Bank plc	06/20/2029	2.23	EUR	127	16	4		20
Ziggo Bond, 5.13%, 02/28/2030	5.00%	quarterly	Bank of America, NA	06/20/2029	3.67	EUR	70	5	1		6
China Government International Bond, 7.50%, 10/28/2027	1.00%	quarterly	Barclays Bank plc	06/20/2029	0.72	USD	5,900	82	(2)		80

Total								(93)	224		131

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

OTC Credit Default Swaps contracts outstanding — buy protection (2) as of March 31, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Morocco Government International Bond, 3.00%, 12/15/2032	1.00%	quarterly	Barclays Bank plc	06/20/2029	0.97	USD	2,700	—	(5)	(5)
Korea International Bond, 2.75%, 01/19/2027	1.00%	quarterly	Morgan Stanley	06/20/2029	0.38	USD	3,450	(101)	(—) (h)	(101)
Korea International Bond, 2.75%, 01/19/2027	1.00%	quarterly	Barclays Bank plc	06/20/2029	0.38	USD	18,100	(528)	(1)	(529)

Total								(629)	(6)	(635)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (1) as of March 31, 2024:

REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS) ($) (5)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.EM.40-V1	1.00%	quarterly	12/20/2028	1.59	USD	3,900	(130)	37	(93)
CDX.NA.HY.41-V1	5.00%	quarterly	12/20/2028	3.12	USD	81,051	2,842	3,260	6,102
CDX.NA.IG.41-V1	1.00%	quarterly	12/20/2028	0.46	USD	820	8	11	19
CDX.EM.HY.40-V1	1.00%	quarterly	12/20/2028	2.77	USD	21,300	(1,928)	433	(1,495)
CDX.NA.HY.42-V1	5.00%	quarterly	06/20/2029	3.29	USD	41,000	2,853	171	3,024

Total							3,645	3,912	7,557

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligations
CMT	—	Constant Maturity Treasury
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
OYJ	—	Public Limited Company
PIK	—	Payment in Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2024.
(a)	—	Non-income producing security.
(c)	—	All or a portion of this security is held by the Six Circles Credit Opportunities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(n)	—	The rate shown is the effective yield as of March 31, 2024.
(o)	—	Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	—	All or a portion of the security is unsettled as of December 31, 2023. Unless otherwise indicated, the coupon rate is undetermined.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2024.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2024.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Six Circles Credit Opportunities Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

(ee)	—	Approximately $12,377 of these investments are restricted as collateral for swaps to various brokers.
(ff)	—	Approximately $244 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(ii)	—	Approximately $581 of these investments are restricted as collateral for forwards to various brokers.
*	—	The cost of securities is substantially the same for federal income tax purposes.
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Chinese Yuan
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PYG	—	Paraguayan Guarani
TRY	—	Turkish Lira
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$136,339	$—	$136,339
Collateralized Mortgage Obligations	—	23,914	—	23,914
Commercial Mortgage-Backed Securities	—	23,346	—	23,346
Corporate Bonds
Communications	—	27,875	—	27,875
Consumer Cyclical	—	34,912	—	34,912
Consumer Non-cyclical	—	28,417	—	28,417
Energy	—	10,392	—	10,392
Financial	—	124,637	—	124,637
Industrial	—	21,541	—	21,541
Technology	—	9,874	—	9,874
Utilities	—	10,709	—	10,709

Total Corporate Bonds	—	268,357	—	268,357

Foreign Government Securities	—	3,372	—	3,372
Municipal Bond	—	1,552	—	1,552
U.S. Government Agency Securities	—	20,007	—	20,007
U.S. Treasury Obligations	—	45,252	—	45,252
Short-Term Investments
Certificates of Deposit	—	4,002	—	4,002
Commercial Papers	—	20,892	—	20,892
Foreign Government Security	—	8,539	—	8,539
Repurchase Agreement	—	3,000	—	3,000
Time Deposits	—	31,560	—	31,560
U.S. Treasury Obligations	—	15,295	—	15,295

Total Short-Term Investments	—	83,288	—	83,288

Total Investments in Securities	$—	$605,427	$—	$605,427

Appreciation in Other Financial Instruments
Futures contracts	$62	$—	$—	$62
Forward Foreign Currency Exchange contracts	—	267	—	267

Total Appreciation in Other Financial Instruments	$62	$267	$—	$329

Depreciation in Other Financial Instruments
Futures contracts	$(149)	$—	$—	$(149)
Forward Foreign Currency Exchange contracts	—	(87)	—	(87)

Total Depreciation in Other Financial Instruments	$(149)	$(87)	$—	$(236)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities

Asset-Backed Securities	$—	$62,958	$—	$62,958

Collateralized Mortgage Obligations	—	20,666	—	20,666
Commercial Mortgage-Backed Securities	—	8,391	—	8,391
Corporate Bonds
Communications	—	1,170	—	1,170
Consumer Cyclical	—	11,829	—	11,829
Consumer Non-cyclical	—	12,471	—	12,471
Energy	—	3,398	—	3,398
Financial	—	56,435	—	56,435
Industrial	—	5,415	—	5,415
Technology	—	3,621	—	3,621
Utilities	—	7,916	—	7,916

Total Corporate Bonds	—	102,255	—	102,255

Foreign Government Securities	—	1,726	—	1,726
Municipal Bonds	—	493,801	—	493,801
U.S. Government Agency Securities	—	4,400	—	4,400
Short-Term Investments
Commercial Papers	—	8,878	—	8,878
Municipal Bonds	—	10,984	—	10,984
Repurchase Agreement	—	3,900	—	3,900
Time Deposits	—	2,162	—	2,162
U.S. Treasury Obligation	—	133	—	133

Total Short-Term Investments	—	26,057	—	26,057

Total Investments in Securities	$—	$720,254	$—	$720,254

Appreciation in Other Financial Instruments
Futures contracts	$85	$—	$—	$85
Forward Foreign Currency Exchange contracts	—	55	—	55

Total Appreciation in Other Financial Instruments	$85	$55	$—	$140

Depreciation in Other Financial Instruments
Futures contracts	$(118)	$—	$—	$(118)
Forward Foreign Currency Exchange contracts	—	(69)	—	(69)

Total Depreciation in Other Financial Instruments	$(118)	$(69)	$—	$(187)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$168,844	$—	$—	$168,844
Communications	3,864,723	—	—	3,864,723
Consumer Cyclical	718,840	—	—	718,840
Consumer Non-cyclical	4,625,085	—	—	4,625,085
Energy	1,191,176	—	—	1,191,176
Financial	4,788,159	—	—	4,788,159
Industrial	1,629,864	—	—	1,629,864
Technology	6,761,085	—	—	6,761,085
Utilities	187,204	—	—	187,204

Total Common Stocks	23,934,980	—	—	23,934,980

Short-Term Investments
Time Deposits	—	159,419	—	159,419

Total Investments in Securities	$23,934,980	$159,419	$—	$24,094,399

Appreciation in Other Financial Instruments
Futures contracts	$2,570	$—	$—	$2,570
Depreciation in Other Financial Instruments
Future contract	$(30)	$—	$—	$(30)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$33,171	$—	$33,171
Belgium	792	261,076	—	261,868
Chile	—	21,343	—	21,343
China	—	1,401	—	1,401
Denmark	—	1,237,417	—	1,237,417
Finland	—	176,040	—	176,040
France	—	1,862,681	—	1,862,681
Germany	—	2,071,509	—	2,071,509
Hong Kong	—	63,636	—	63,636
Ireland	15,866	256,937	—	272,803
Italy	463	424,693	—	425,156
Japan	—	757,543	—	757,543
Jordan	—	4,582	—	4,582
Luxembourg	—	29,661	—	29,661
Netherlands	394	1,478,949	—	1,479,343
Norway	2,143	81,769	—	83,912
Portugal	—	16,621	—	16,621
Spain	—	346,602	—	346,602
Sweden	974	435,950	—	436,924
Switzerland	—	2,247,123	—	2,247,123
Taiwan	—	306,351	—	306,351
United Arab Emirates	—	—	—	—
United Kingdom	63,331	2,518,521	—	2,581,852
United States	—	921	—	921

Total Common Stocks	83,963	14,634,497	—	14,718,460

Preferred Stocks
Germany	—	48,045	—	48,045
Short-Term Investments
Time Deposits	—	108,948	—	108,948

Total Investments in Securities	$83,963	$14,791,490	$—	$14,875,453

Appreciation in Other Financial Instruments
Futures contracts	$3,007	$—	$—	$3,007
Depreciation in Other Financial Instruments
Future contract	$(18)	$—	$—	$(18)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$81,652	$—	$81,652
Collateralized Mortgage Obligations	—	272,529	—	272,529
Commercial Mortgage-Backed Securities	—	45,602	—	45,602
Corporate Bonds
Basic Materials	$—	$119,865	$—	$119,865
Communications	—	300,035	—	300,035
Consumer Cyclical	—	356,386	—	356,386
Consumer Non-cyclical	—	578,981	—	578,981
Energy	—	164,514	—	164,514
Financial	—	1,948,365	—	1,948,365
Government	—	318,824	—	318,824
Industrial	—	402,736	—	402,736
Technology	—	178,794	—	178,794
Utilities	—	420,259	—	420,259

Total Corporate Bonds	—	4,788,759	—	4,788,759

Foreign Government Securities	—	4,321,627	—	4,321,627
Mortgage-Backed Securities	—	1,618,195	—	1,618,195
Municipal Bonds	—	6,819	—	6,819
U.S. Government Agency Securities	—	12,125	—	12,125
U.S. Treasury Obligations	—	1,184,006	—	1,184,006
Short-Term Investments
Time Deposits	$—	$143,639	$—	$143,639
U.S. Treasury Obligations	—	2,282	—	2,282

Total Short-Term Investments	—	145,921	—	145,921

Total Investments in Securities	$—	$12,477,235	$—	$12,477,235

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$274,675	$—	$274,675
Appreciation in Other Financial Instruments
Futures contracts	$3,797	$—	$—	$3,797
Forward Foreign Currency Exchange contracts	—	64,915	—	64,915
OTC Interest Rate Swaps contracts	—	14	—	14
Centrally Cleared Interest Rate Swap contracts	—	1,996	—	1,996

Total Appreciation in Other Financial Instruments	$3,797	$66,925	$—	$70,722

Depreciation in Other Financial Instruments
Futures contracts	$(1,571)	$—	$—	$(1,571)
Forward Foreign Currency Exchange contracts	—	(12,327)	—	(12,327)
OTC Interest Rate Swap contract	—	(84)	—	(84)
Centrally Cleared Interest Rate Swap contracts	—	(5,622)	—	(5,622)
Centrally Cleared Credit Default Swap contract	—	(30)	—	(30)
Written Option contracts
Written Put Option contracts	—	(27)	—	(27)

Total Written Option contracts	—	(27)	—	(27)

Total Depreciation in Other Financial Instruments	$(1,571)	$(18,090)	$—	$(19,661)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$483	$—	$483
Municipal Bonds	—	8,856,669	—	8,856,669
Short-Term Investments
Municipal Bonds	—	13,702	—	13,702
Time Deposits	—	92,577	—	92,577

Total Short-Term Investments	—	106,279	—	106,279

Total Investments in Securities	$—	$8,963,431	$—	$8,963,431

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$132,581	$310	$132,891
Collateralized Mortgage Obligations	—	2,984	—	2,984
Commercial Mortgage-Backed Securities	—	15,898	—	15,898
Convertible Bonds
Communications	—	9,547	—	9,547
Consumer Cyclical	—	3,394	—	3,394
Consumer Non-cyclical	—	4,595	—	4,595
Energy	—	2,761	—	2,761
Financial	—	3,236	—	3,236
Industrial	—	2,783	—	2,783
Technology	—	312	—	312
Utilities	—	4,854	—	4,854

Total Convertible Bonds	—	31,482	—	31,482

Corporate Bonds
Basic Materials	—	283,517	—	283,517
Communications	—	796,708	27	796,735
Consumer Cyclical	—	1,061,854	—	1,061,854
Consumer Non-cyclical	—	846,443	166	846,609
Diversified	—	12,617	—	12,617
Energy	—	615,272	—	615,272
Financial	—	1,007,776	—	1,007,776
Industrial	—	636,261	—	636,261
Technology	—	206,334	—	206,334
Utilities	—	279,567	—	279,567

Total Corporate Bonds	—	5,746,349	193	5,746,542

Foreign Government Securities	—	610,402	—	610,402
U.S. Treasury Obligations	—	182,317	—	182,317
Common Stocks
Basic Materials	3,087	—	—	3,087
Communications	—	2,256	1,541	3,797
Financial	—	1,390	—	1,390
Utilities	—	—	296	296

Total Common Stocks	3,087	3,646	1,837	8,570

Preferred Stocks
Communications	—	—	2,255	2,255
Consumer Cyclical	—	—	6,467	6,467

Total Preferred Stocks	—	—	8,722	8,722

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Loan Assignments
Basic Materials	$—	$8,369	$—	$8,369
Communications	—	39,009	—	39,009
Consumer Cyclical	—	14,282	—	14,282
Consumer Non-cyclical	—	35,614	—	35,614
Diversified	—	1,726	—	1,726
Energy	—	6,097	—	6,097
Financial	—	20,349	—	20,349
Industrial	—	29,395	—	29,395
Technology	—	65,481	—	65,481
Utilities	—	977	—	977

Total Loan Assignments	—	221,299	—	221,299

Short-Term Investments
Commercial Papers	—	15,814	—	15,814
Time Deposits	—	198,266	—	198,266
U.S. Treasury Obligations	—	65,715	—	65,715

Total Short-Term Investments	—	279,795	—	279,795

Total Investments in Securities	$3,087	$7,226,753	$11,062	$7,240,902

Appreciation in Other Financial Instruments
Futures contracts	$274	$—	$—	$274
Forward Foreign Currency Exchange contracts	—	10,277	—	10,277
Centrally Cleared Interest Rate Swap contracts	—	810	—	810
OTC Credit Default Swaps contracts	—	226	—	226
Centrally Cleared Credit Default Swaps contracts	—	3,912	—	3,912

Total Appreciation in Other Financial Instruments	$274	$15,225	$—	$15,499

Depreciation in Other Financial Instruments
Futures contracts	$(272)	$—	$—	$(272)
Forward Foreign Currency Exchange contracts	—	(697)	—	(697)
Centrally Cleared Interest Rate Swap contracts	—	(369)	—	(369)
OTC Credit Default Swaps contracts	—	(8)	—	(8)

Total Depreciation in Other Financial Instruments	$(272)	$(1,074)	$—	$(1,346)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

B. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2024, the Six Circles Credit Opportunities Fund had no loan commitments outstanding.

C. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund. Notes C(1) — C(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — The option is adjusted daily to reflect the current market value of the option. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — The amount of the liability is adjusted daily to reflect the current market value of the option written. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract,

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4) Swaps — The Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements.

The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.